UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited) October 31, 2018	iShares® Adaptive Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE ETF(a)	128,948	$8,054,092

Total Investment Companies — 99.9% (Cost: $8,299,181)		8,054,092

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(a)(b)	4,331	4,331

Total Short-Term Investments — 0.1% (Cost: $4,331)		4,331

Total Investments in Securities — 100.0% (Cost: $8,303,512)		8,058,423
Other Assets, Less Liabilities — 0.0%		3,337

Net Assets — 100.0%		$8,061,760

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,312	3,019	(a)	—	4,331	$4,331	$15	$—	$—
iShares MSCI EAFE ETF	41,938	87,010		—	128,948	8,054,092	—	—	(696,878)

						$8,058,423	$15	$—	$(696,878)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,738,000	USD	2,217,770	MS	11/02/18	$3,742
HKD	1,646,000	USD	209,780	MS	11/02/18	117
ILS	70,000	USD	18,806	MS	11/02/18	—
JPY	236,996,000	USD	2,099,577	MS	11/02/18	800
NZD	21,000	USD	13,713	MS	11/02/18	—
SEK	1,050,000	USD	114,318	MS	11/02/18	421
USD	859,286	AUD	1,200,000	MS	11/02/18	9,506
USD	1,053,245	CHF	1,040,000	MS	11/02/18	20,628
USD	285,787	DKK	1,850,000	MS	11/02/18	4,926
USD	5,498,255	EUR	4,772,000	MS	11/02/18	93,248
USD	1,139,660	GBP	869,000	MS	11/02/18	28,904
USD	420,626	HKD	3,292,000	MS	11/02/18	832
USD	19,473	ILS	70,000	MS	11/02/18	655
USD	1,009,712	JPY	113,644,000	MS	11/02/18	2,542
USD	99,828	NOK	824,000	MS	11/02/18	2,079
USD	13,951	NZD	21,000	MS	11/02/18	247

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	234,193	SEK	2,100,000	MS	11/02/18	$4,714
USD	209,597	SGD	288,000	MS	11/02/18	1,677
AUD	211,000	USD	149,358	MS	12/04/18	112
CHF	1,000	USD	995	MS	12/04/18	1
DKK	273,000	USD	41,482	MS	12/04/18	75
EUR	728,000	USD	825,206	MS	12/04/18	1,430
GBP	42,000	USD	53,644	MS	12/04/18	116
JPY	8,572,000	USD	76,088	MS	12/04/18	55
NOK	19,000	USD	2,255	MS	12/04/18	2
NZD	8,000	USD	5,219	MS	12/04/18	3
SEK	74,000	USD	8,094	MS	12/04/18	13
SGD	4,000	USD	2,887	MS	12/04/18	3
USD	425,852	AUD	600,000	MS	12/04/18	819
USD	520,362	CHF	520,000	MS	12/04/18	2,585
USD	141,091	DKK	925,000	MS	12/04/18	286
USD	2,715,507	EUR	2,386,000	MS	12/04/18	6,228
USD	18,906	ILS	70,000	MS	12/04/18	40
USD	49,141	NOK	412,000	MS	12/04/18	202
USD	13,754	NZD	21,000	MS	12/04/18	46
USD	53,472	SGD	74,000	MS	12/04/18	14

						187,068

AUD	1,200,000	USD	850,968	MS	11/02/18	(1,188)
CHF	1,040,000	USD	1,035,858	MS	11/02/18	(3,241)
DKK	1,850,000	USD	281,194	MS	11/02/18	(333)
EUR	4,772,000	USD	5,412,271	MS	11/02/18	(7,264)
HKD	1,646,000	USD	209,965	MS	11/02/18	(68)
ILS	70,000	USD	18,862	MS	11/02/18	(44)
NOK	824,000	USD	98,096	MS	11/02/18	(347)
NZD	21,000	USD	13,750	MS	11/02/18	(46)
SEK	1,050,000	USD	114,884	MS	11/02/18	(144)
SGD	288,000	USD	208,684	MS	11/02/18	(764)
USD	1,110,365	GBP	869,000	MS	11/02/18	(391)
USD	1,092,871	JPY	123,352,000	MS	11/02/18	(335)
HKD	152,000	USD	19,409	MS	12/04/18	(4)
USD	1,108,931	GBP	869,000	MS	12/04/18	(3,377)
USD	210,005	HKD	1,646,000	MS	12/04/18	(128)
USD	3,501	ILS	13,000	MS	12/04/18	(3)
USD	1,051,964	JPY	118,498,000	MS	12/04/18	(630)
USD	114,615	SEK	1,050,000	MS	12/04/18	(422)

						(18,729)

	Net unrealized appreciation					$168,339

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$8,054,092	$—	$—	$8,054,092
Money Market Funds	4,331	—	—	4,331

	$8,058,423	$—	$—	$8,058,423

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$187,068	$—	$187,068
Liabilities
Forward Foreign Currency Exchange Contracts	—	(18,729)	—	(18,729)

	$—	$168,339	$—	$168,339

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

3

Schedule of Investments (unaudited) October 31, 2018	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.3%
Air China Ltd., Class H	18,502,000	$14,892,418

Automobiles — 3.4%
BYD Co. Ltd., Class H(a)	6,983,500	45,253,693
Geely Automobile Holdings Ltd.	49,200,000	94,139,857
Guangzhou Automobile Group Co. Ltd., Class H	31,530,800	31,895,202

		171,288,752
Banks — 30.7%
Agricultural Bank of China Ltd., Class H	312,863,000	137,287,129
Bank of China Ltd., Class H	563,025,000	239,878,498
Bank of Communications Co. Ltd., Class H	79,270,200	59,457,200
China CITIC Bank Corp. Ltd., Class H	84,105,000	52,033,223
China Construction Bank Corp., Class H	574,669,320	455,958,769
China Everbright Bank Co. Ltd., Class H	31,499,000	14,022,950
China Merchants Bank Co. Ltd., Class H	38,507,938	148,345,502
China Minsheng Banking Corp. Ltd., Class H	64,862,100	47,822,912
Industrial & Commercial Bank of China Ltd., Class H	554,171,995	374,660,251
Postal Savings Bank of China Co. Ltd., Class H(b)	59,608,000	35,585,050

		1,565,051,484
Capital Markets — 2.1%
CITIC Securities Co. Ltd., Class H	23,184,000	40,811,695
GF Securities Co. Ltd., Class H	15,719,800	20,333,032
Guotai Junan Securities Co. Ltd., Class H(b)	8,494,400	17,900,284
Huatai Securities Co. Ltd., Class H(b)	17,493,000	28,115,902

		107,160,913
Construction & Engineering — 2.0%
China Communications Construction Co. Ltd., Class H	45,040,000	41,194,071
China Railway Construction Corp. Ltd., Class H	19,209,000	24,307,126
China Railway Group Ltd., Class H	38,908,000	34,741,944

		100,243,141
Construction Materials — 1.2%
Anhui Conch Cement Co. Ltd., Class H	12,031,000	62,154,693

Diversified Telecommunication Services — 3.6%
China Telecom Corp. Ltd., Class H	141,256,000	66,669,286
China Tower Corp. Ltd., Class H(b)(c)	349,252,000	53,015,522
China Unicom Hong Kong Ltd.	60,160,000	62,466,821

		182,151,629
Gas Utilities — 1.0%
China Gas Holdings Ltd.	16,362,200	51,761,941

Industrial Conglomerates — 2.1%
CITIC Ltd.	49,936,000	74,909,733
Fosun International Ltd.	22,905,500	33,425,890

		108,335,623
Insurance — 14.1%
China Life Insurance Co. Ltd., Class H	75,733,000	150,897,959
China Pacific Insurance Group Co. Ltd., Class H	26,266,600	97,837,171
New China Life Insurance Co. Ltd., Class H	8,879,700	41,513,509
People’s Insurance Co. Group of China Ltd. (The), Class H	83,454,000	34,065,464
PICC Property & Casualty Co. Ltd., Class H	68,459,550	66,368,929
Ping An Insurance Group Co. of China Ltd., Class H	34,871,500	328,502,217

		719,185,249
Interactive Media & Services — 7.9%
Tencent Holdings Ltd.	11,884,100	404,757,341

Security	Shares	Value
Internet & Direct Marketing Retail — 0.6%
Meituan Dianping, Class B(a)(c)	4,991,000	$32,278,452

Machinery — 0.7%
CRRC Corp. Ltd., Class H	40,968,450	35,954,657

Oil, Gas & Consumable Fuels — 12.4%
China Petroleum & Chemical Corp., Class H	221,912,600	180,034,714
China Shenhua Energy Co. Ltd., Class H	34,582,500	78,345,945
CNOOC Ltd.	126,887,000	217,860,936
PetroChina Co. Ltd., Class H	211,736,000	155,032,864

		631,274,459
Real Estate Management & Development — 8.7%
China Evergrande Group(a)	30,026,000	71,623,619
China Overseas Land & Investment Ltd.	39,004,000	122,145,598
China Resources Land Ltd.	27,193,333	92,270,156
China Vanke Co. Ltd., Class H	13,383,800	41,230,039
Country Garden Holdings Co. Ltd.	75,124,000	80,400,332
Longfor Group Holdings Ltd.	15,016,500	36,471,434

		444,141,178
Technology Hardware, Storage & Peripherals — 0.6%
Xiaomi Corp., Class B(a)(b)(c)	19,604,400	30,459,167

Textiles, Apparel & Luxury Goods — 1.6%
Shenzhou International Group Holdings Ltd.	7,296,000	80,597,188

Wireless Telecommunication Services — 6.8%
China Mobile Ltd.	37,041,500	346,345,632

Total Common Stocks — 99.8% (Cost: $5,377,632,290)		5,088,033,917

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(d)(e)(f)	143,315,214	143,343,877
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(d)(e)	6,811,161	6,811,161

		150,155,038

Total Short-Term Investments — 2.9% (Cost: $150,144,055)		150,155,038

Total Investments in Securities — 102.7% (Cost: $5,527,776,345)		5,238,188,955
Other Assets, Less Liabilities — (2.7)%		(137,945,015)

Net Assets — 100.0%		$5,100,243,940

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	116,024,563	27,290,651	143,315,214	$143,343,877	$1,529,073	(a)	$1,381	$(11,602)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,587,512	4,223,649	6,811,161	6,811,161	18,393		—	—

				$150,155,038	$1,547,466		$1,381	$(11,602)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	145	11/29/18	$9,371	$42,801

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,088,033,917	$—	$—	$5,088,033,917
Money Market Funds	150,155,038	—	—	150,155,038

	$5,238,188,955	$—	$—	$5,238,188,955

Derivative financial instruments(a)
Assets
Futures Contracts	$42,801	$—	$—	$42,801

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

5

Schedule of Investments (unaudited) October 31, 2018	iShares® Core Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Domestic Equity — 42.9%
iShares Core S&P 500 ETF(a)	1,178,261	$321,382,470
iShares Core S&P Mid-Cap ETF(a)	130,588	23,773,545
iShares Core S&P Small-Cap ETF(a)(b)	143,231	11,179,180

		356,335,195
Domestic Fixed Income — 16.7%
iShares Core Total USD Bond Market ETF(a)	2,850,843	138,550,970

International Equity — 37.4%
iShares Core MSCI Emerging Markets ETF(a)(b)	1,336,937	63,183,643
iShares Core MSCI International Developed Markets ETF(a)	4,737,101	246,945,075

		310,128,718
International Fixed Income — 2.9%
iShares Core International Aggregate Bond ETF(a)(b)	469,769	24,550,128

Total Investment Companies — 99.9% (Cost: $799,604,140)		829,565,011

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(a)(c)(d)	31,962,034	31,968,426

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(a)(c)	1,692,320	$1,692,320

		33,660,746

Total Short-Term Investments — 4.1% (Cost: $33,661,042)		33,660,746

Total Investments in Securities — 104.0% (Cost: $833,265,182)		863,225,757
Other Assets, Less Liabilities — (4.0)%		(33,244,196)

Net Assets — 100.0%		$829,981,561

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,124,163	11,837,871	(a)	—	31,962,034	$31,968,426	$13,719	(b)	$1,829	$(2,823)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,563,863	128,457	(a)	—	1,692,320	1,692,320	11,259		—	—
iShares Core International Aggregate Bond ETF	533,153	11,046		(74,430)	469,769	24,550,128	208,669		(3,975)	(132,309)
iShares Core MSCI Emerging Markets ETF	1,198,577	183,295		(44,935)	1,336,937	63,183,643	—		281,541	(9,415,819)
iShares Core MSCI International Developed Markets ETF	4,662,682	282,204		(207,785)	4,737,101	246,945,075	—		(527,446)	(23,878,831)
iShares Core S&P 500 ETF	1,209,304	25,526		(56,569)	1,178,261	321,382,470	1,547,356		3,800,663	(16,351,852)
iShares Core S&P Mid-Cap ETF	137,709	4,837		(11,958)	130,588	23,773,545	110,939		315,562	(2,371,741)
iShares Core S&P Small-Cap ETF	152,346	11,850		(20,965)	143,231	11,179,180	39,584		211,988	(1,261,378)
iShares Core Total USD Bond Market ETF	3,085,880	65,006		(300,043)	2,850,843	138,550,970	1,156,523		(547,554)	(1,907,682)

						$863,225,757	$3,088,049		$3,532,608	$(55,322,435)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

6

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core Aggressive Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$829,565,011	$—	$—	$829,565,011
Money Market Funds	33,660,746	—	—	33,660,746

	$863,225,757	$—	$—	$863,225,757

7

Schedule of Investments (unaudited) October 31, 2018	iShares® Core Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Domestic Equity — 16.3%
iShares Core S&P 500 ETF(a)	245,094	$66,851,839
iShares Core S&P Mid-Cap ETF(a)	27,164	4,945,206
iShares Core S&P Small-Cap ETF(a)(b)	29,794	2,325,422

		74,122,467
Domestic Fixed Income — 59.0%
iShares Core Total USD Bond Market ETF(a)(b)	5,534,793	268,990,940

International Equity — 14.2%
iShares Core MSCI Emerging Markets ETF(a)	278,101	13,143,053
iShares Core MSCI International Developed Markets ETF(a)	985,381	51,367,912

		64,510,965
International Fixed Income — 10.5%
iShares Core International Aggregate Bond ETF(a)	912,038	47,663,106

Total Investment Companies — 100.0% (Cost: $460,281,095)		455,287,478

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(a)(c)(d)	4,794,152	4,795,110

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(a)(c)	365,644	$365,644

		5,160,754

Total Short-Term Investments — 1.1% (Cost: $5,160,953)		5,160,754

Total Investments in Securities — 101.1% (Cost: $465,442,048)		460,448,232
Other Assets, Less Liabilities — (1.1)%		(4,961,201)

Net Assets — 100.0%		$455,487,031

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,149,942	3,644,210	(a)	—		4,794,152	$4,795,110	$2,170	(b)	$(74)	$(199)
BlackRock Cash Funds: Treasury, SL Agency Shares	514,739	—		(149,095	)(a)	365,644	365,644	2,391		—	—
iShares Core International Aggregate Bond ETF	950,089	13,620		(51,671)		912,038	47,663,106	379,714		(19,789)	(226,195)
iShares Core MSCI Emerging Markets ETF	216,153	66,808		(4,860)		278,101	13,143,053	—		36,134	(1,813,141)
iShares Core MSCI International Developed Markets ETF	929,285	82,187		(26,091)		985,381	51,367,912	—		(46,988)	(4,734,088)
iShares Core S&P 500 ETF	240,723	10,577		(6,206)		245,094	66,851,839	303,984		430,684	(2,858,641)
iShares Core S&P Mid-Cap ETF	28,715	1,653		(3,204)		27,164	4,945,206	21,794		43,719	(435,755)
iShares Core S&P Small-Cap ETF	33,447	3,119		(6,772)		29,794	2,325,422	7,777		36,911	(227,895)
iShares Core Total USD Bond Market ETF	5,660,863	82,040		(208,110)		5,534,793	268,990,940	2,123,359		(400,848)	(4,095,586)

							$460,448,232	$2,841,189		$79,749	$(14,391,500)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

8

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core Conservative Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$455,287,478	$—	$—	$455,287,478
Money Market Funds	5,160,754	—	—	5,160,754

	$460,448,232	$—	$—	$460,448,232

9

Schedule of Investments (unaudited) October 31, 2018	iShares® Core Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Domestic Equity — 32.3%
iShares Core S&P 500 ETF(a)(b)	1,114,689	$304,042,572
iShares Core S&P Mid-Cap ETF(a)	123,537	22,489,911
iShares Core S&P Small-Cap ETF(a)(b)	135,486	10,574,682

		337,107,165
Domestic Fixed Income — 33.5%
iShares Core Total USD Bond Market ETF(a)	7,192,795	349,569,837

International Equity — 28.2%
iShares Core MSCI Emerging Markets ETF(a)	1,264,777	59,773,361
iShares Core MSCI International Developed Markets ETF(a)	4,481,131	233,601,359

		293,374,720
International Fixed Income — 6.0%
iShares Core International Aggregate Bond ETF(a)	1,185,267	61,942,053

Total Investment Companies — 100.0% (Cost: $1,024,471,458)		1,041,993,775

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(a)(c)(d)	19,550,632	19,554,542

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(a)(c)	311,305	$311,305

		19,865,847

Total Short-Term Investments — 1.9% (Cost: $19,865,847)		19,865,847

Total Investments in Securities — 101.9% (Cost: $1,044,337,305)		1,061,859,622
Other Assets, Less Liabilities — (1.9)%		(19,479,669)

Net Assets — 100.0%		$1,042,379,953

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,909,951	15,640,681	(a)	—		19,550,632	$19,554,542	$3,809	(b)	$(226)	$(367)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,083,431	—		(772,126	)(a)	311,305	311,305	7,613		—	—
iShares Core International Aggregate Bond ETF	1,296,426	10,236		(121,395)		1,185,267	61,942,053	512,216		(10,409)	(331,773)
iShares Core MSCI Emerging Markets ETF	1,110,627	179,580		(25,430)		1,264,777	59,773,361	—		160,956	(8,612,024)
iShares Core MSCI International Developed Markets ETF	4,373,793	259,954		(152,616)		4,481,131	233,601,359	—		(258,749)	(22,292,045)
iShares Core S&P 500 ETF	1,134,222	18,658		(38,191)		1,114,689	304,042,572	1,428,979		2,648,547	(14,202,427)
iShares Core S&P Mid-Cap ETF	129,926	4,320		(10,709)		123,537	22,489,911	102,452		236,753	(2,128,045)
iShares Core S&P Small-Cap ETF	144,695	10,863		(20,072)		135,486	10,574,682	36,556		169,817	(1,129,003)
iShares Core Total USD Bond Market ETF	7,675,408	61,387		(544,000)		7,192,795	349,569,837	2,859,862		(1,079,019)	(5,016,584)

							$1,061,859,622	$4,951,487		$1,867,670	$(53,712,268)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

10

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core Growth Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,041,993,775	$—	$—	$1,041,993,775
Money Market Funds	19,865,847	—	—	19,865,847

	$1,061,859,622	$—	$—	$1,061,859,622

11

Schedule of Investments (unaudited) October 31, 2018	iShares® Core Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Domestic Equity — 21.7%
iShares Core S&P 500 ETF(a)	633,808	$172,877,470
iShares Core S&P Mid-Cap ETF(a)	70,237	12,786,646
iShares Core S&P Small-Cap ETF(a)(b)	77,018	6,011,255

		191,675,371
Domestic Fixed Income — 50.5%
iShares Core Total USD Bond Market ETF(a)(b)	9,203,854	447,307,305

International Equity — 18.8%
iShares Core MSCI Emerging Markets ETF(a)	719,117	33,985,470
iShares Core MSCI International Developed Markets ETF(a)	2,547,525	132,802,478

		166,787,948
International Fixed Income — 9.0%
iShares Core International Aggregate Bond ETF(a)(b)	1,516,709	79,263,212

Total Investment Companies — 100.0% (Cost: $888,119,436)		885,033,836

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(a)(c)(d)	10,737,747	10,739,895

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(a)(c)	1,762,789	$1,762,789

		12,502,684

Total Short-Term Investments — 1.4% (Cost: $12,503,050)		12,502,684

Total Investments in Securities — 101.4% (Cost: $900,622,486)		897,536,520
Other Assets, Less Liabilities — (1.4)%		(12,165,999)

Net Assets — 100.0%		$885,370,521

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,292,283	—		(554,536	)(a)	10,737,747	$10,739,895	$4,595	(b)	$843	$(1,498)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,729,969	32,820	(a)	—		1,762,789	1,762,789	16,303		—	—
iShares Core International Aggregate Bond ETF	1,573,105	35,561		(91,957)		1,516,709	79,263,212	631,122		55,560	(467,941)
iShares Core MSCI Emerging Markets ETF	548,064	179,615		(8,562)		719,117	33,985,470	—		70,251	(4,669,922)
iShares Core MSCI International Developed Markets ETF	2,380,966	218,013		(51,454)		2,547,525	132,802,478	—		(38,044)	(12,383,054)
iShares Core S&P 500 ETF	616,952	28,940		(12,084)		633,808	172,877,470	790,545		667,008	(7,063,096)
iShares Core S&P Mid-Cap ETF	72,839	4,485		(7,087)		70,237	12,786,646	56,679		79,878	(1,112,415)
iShares Core S&P Small-Cap ETF	83,964	8,339		(15,285)		77,018	6,011,255	20,224		74,356	(582,999)
iShares Core Total USD Bond Market ETF	9,358,473	213,205		(367,824)		9,203,854	447,307,305	3,527,293		(852,891)	(6,664,403)

							$897,536,520	$5,046,761		$56,961	$(32,945,328)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

12

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core Moderate Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$885,033,836	$—	$—	$885,033,836
Money Market Funds	12,502,684	—	—	12,502,684

	$897,536,520	$—	$—	$897,536,520

13

Schedule of Investments (unaudited) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 6.8%
Abacus Property Group	1,573,794	$3,658,598
Adelaide Brighton Ltd.	1,695,129	6,812,065
Afterpay Touch Group Ltd.(a)(b)	534,352	4,730,237
AGL Energy Ltd.	2,330,330	29,729,180
ALS Ltd.	1,836,457	10,620,963
Altium Ltd.	531,570	8,239,526
Alumina Ltd.	9,231,210	16,683,678
Amcor Ltd./Australia	4,038,307	38,066,589
AMP Ltd.	10,380,772	18,172,706
Ansell Ltd.	528,792	8,687,430
APA Group	4,170,152	28,373,709
Appen Ltd.	354,675	2,674,639
ARB Corp. Ltd.	298,069	3,656,848
Ardent Leisure Group	1,863,305	2,112,987
Aristocrat Leisure Ltd.	2,072,005	38,916,132
ASX Ltd.	685,594	28,751,570
Atlas Arteria Ltd.	2,818,280	13,642,622
Aurizon Holdings Ltd.	6,935,482	20,645,192
AusNet Services	6,673,186	8,087,650
Australia & New Zealand Banking Group Ltd.	10,163,114	186,776,532
Australian Agricultural Co. Ltd.(a)(b)	2,046,216	1,914,337
Australian Pharmaceutical Industries Ltd.	1,857,825	2,014,602
Automotive Holdings Group Ltd.	1,060,766	1,357,031
Aveo Group	2,045,988	2,675,423
Bank of Queensland Ltd.	1,422,348	9,728,058
Bapcor Ltd.	1,313,216	6,356,966
Beach Energy Ltd.	8,389,125	10,464,593
Bega Cheese Ltd.(b)	790,015	3,342,740
Bellamy’s Australia Ltd.(a)(b)	387,811	1,987,245
Bendigo & Adelaide Bank Ltd.	1,755,408	12,727,605
BHP Billiton Ltd.	11,321,577	258,458,395
Blackmores Ltd.(b)	50,342	4,330,468
BlueScope Steel Ltd.	1,965,208	20,015,124
Boral Ltd.	4,231,074	16,823,117
Brambles Ltd.	5,627,833	42,360,269
BWP Trust	2,109,950	5,174,177
Caltex Australia Ltd.	935,531	18,738,004
carsales.com Ltd.	825,302	7,136,179
Challenger Ltd./Australia	2,019,840	14,687,819
Charter Hall Group	1,850,660	9,050,420
Charter Hall Retail REIT	1,272,275	3,832,330
CIMIC Group Ltd.	353,171	11,837,155
Cleanaway Waste Management Ltd.	7,988,312	10,191,087
Coca-Cola Amatil Ltd.	1,930,322	13,558,024
Cochlear Ltd.	202,680	25,509,265
Commonwealth Bank of Australia	6,186,427	303,547,889
Computershare Ltd.	1,675,961	23,483,540
Corporate Travel Management Ltd.(b)	309,353	4,396,041
Costa Group Holdings Ltd.	1,130,189	4,886,230
Cromwell Property Group	5,886,280	4,297,057
Crown Resorts Ltd.	1,428,029	12,661,563
CSL Ltd.	1,601,119	213,341,062
CSR Ltd.	2,027,003	5,071,333
Dexus	3,464,575	25,046,274
Domain Holdings Australia Ltd.	1,383,062	2,431,008
Domino’s Pizza Enterprises Ltd.(b)	228,009	8,728,089
Downer EDI Ltd.	2,297,546	11,268,427
DuluxGroup Ltd.	1,515,573	7,948,800

Security	Shares	Value
Australia (continued)
Elders Ltd.	379,001	$1,958,217
Evolution Mining Ltd.	4,792,550	10,122,223
Fairfax Media Ltd.	8,744,837	3,966,657
FlexiGroup Ltd./Australia	1,687,317	1,835,685
Flight Centre Travel Group Ltd.	209,772	6,898,561
Fortescue Metals Group Ltd.	5,690,572	16,132,769
G8 Education Ltd.	1,793,545	2,605,908
Galaxy Resources Ltd.(a)(b)	1,598,633	2,481,338
Genworth Mortgage Insurance Australia Ltd.	1,052,165	1,677,874
Goodman Group	6,140,790	45,176,709
GPT Group (The)	5,991,575	21,912,085
GrainCorp Ltd., Class A	894,459	5,223,729
Greencross Ltd.	583,212	1,872,482
GUD Holdings Ltd.	402,097	3,516,730
GWA Group Ltd.	1,005,926	1,960,612
Harvey Norman Holdings Ltd.	2,231,107	5,044,337
Healthscope Ltd.	6,544,734	9,787,403
HT&E Ltd.	1,162,024	1,593,636
Iluka Resources Ltd.	1,519,266	8,678,843
Incitec Pivot Ltd.	6,136,297	16,961,489
Independence Group NL(b)	1,994,952	5,712,245
Insurance Australia Group Ltd.	8,151,681	39,460,344
Investa Office Fund	1,925,486	7,574,018
InvoCare Ltd.(b)	458,696	3,943,472
IOOF Holdings Ltd.	1,188,306	5,735,462
IPH Ltd.(b)	665,052	2,545,320
IRESS Ltd.	591,803	4,550,927
James Hardie Industries PLC	1,597,967	21,280,782
Japara Healthcare Ltd.	1,418,742	1,131,225
JB Hi-Fi Ltd.(b)	430,122	7,011,525
Karoon Gas Australia Ltd.(a)(b)	1,062,500	801,995
LendLease Group	2,035,350	25,388,951
Link Administration Holdings Ltd.	1,858,843	9,880,911
Lynas Corp. Ltd.(a)(b)	2,562,979	3,778,343
Macquarie Group Ltd.	1,129,040	93,784,255
Magellan Financial Group Ltd.	464,796	8,775,858
Mayne Pharma Group Ltd.(a)(b)	6,469,105	5,135,175
McMillan Shakespeare Ltd.	341,370	3,992,108
Medibank Pvt Ltd.	9,720,533	19,221,500
Metcash Ltd.	3,664,132	7,141,621
Mineral Resources Ltd.	600,546	6,065,326
Mirvac Group	12,453,087	19,152,689
Monadelphous Group Ltd.(b)	371,799	3,791,945
MYOB Group Ltd.	1,780,538	4,252,792
National Australia Bank Ltd.	9,522,806	170,149,539
Navitas Ltd.	942,298	3,386,018
Newcrest Mining Ltd.	2,725,344	39,810,012
NEXTDC Ltd.(a)(b)	1,410,104	5,866,543
NIB Holdings Ltd.	1,613,654	6,335,971
Nine Entertainment Co. Holdings Ltd.	3,064,110	3,670,152
Northern Star Resources Ltd.	2,288,433	14,240,516
Nufarm Ltd./Australia	1,137,206	4,594,169
Oil Search Ltd.	4,912,103	27,050,885
oOh!media Ltd.	1,183,516	3,967,604
Orica Ltd.	1,373,824	16,708,651
Origin Energy Ltd.(a)	6,269,529	32,393,318
Orocobre Ltd.(a)(b)	893,275	2,108,251
Orora Ltd.	4,561,339	10,862,371
OZ Minerals Ltd.	1,183,795	7,576,301
Pact Group Holdings Ltd.	923,295	2,283,804

14

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Australia (continued)
Pendal Group Ltd.	1,079,164	$6,218,290
Perpetual Ltd.	184,696	4,535,798
Pilbara Minerals Ltd.(a)(b)	6,203,509	3,451,438
Platinum Asset Management Ltd.(b)	964,697	3,350,271
Premier Investments Ltd.	392,215	4,564,470
Primary Health Care Ltd.	2,213,919	4,158,154
QBE Insurance Group Ltd.	4,846,584	38,884,379
Qube Holdings Ltd.(b)	5,276,099	9,161,615
Ramsay Health Care Ltd.	513,437	20,458,368
REA Group Ltd.	195,888	9,943,405
Regis Resources Ltd.	1,914,123	5,724,997
Reliance Worldwide Corp. Ltd.(b)	2,714,236	9,637,809
Resolute Mining Ltd.(b)	3,158,256	2,327,950
Rio Tinto Ltd.	1,458,388	78,969,508
Sandfire Resources NL	714,002	3,365,225
Santos Ltd.	6,482,250	30,506,111
Saracen Mineral Holdings Ltd.(a)	3,905,396	6,781,475
Scentre Group	18,298,154	51,615,881
Seek Ltd.	1,249,839	15,820,803
Seven Group Holdings Ltd.	448,971	5,648,194
Seven West Media Ltd.	3,689,175	2,039,468
Shopping Centres Australasia Property Group	3,434,488	6,255,876
Sims Metal Management Ltd.	614,840	4,915,460
Sonic Healthcare Ltd.	1,416,108	22,632,676
South32 Ltd.	18,259,194	46,847,149
Southern Cross Media Group Ltd.	3,499,359	2,827,394
Spark Infrastructure Group	6,316,724	10,297,048
SpeedCast International Ltd.	1,052,622	2,685,765
St. Barbara Ltd.	2,035,200	6,000,583
Star Entertainment Grp Ltd. (The)	3,012,077	10,118,996
Steadfast Group Ltd.	3,140,521	6,610,756
Stockland	8,382,106	21,446,348
Suncorp Group Ltd.	4,490,032	44,584,158
Super Retail Group Ltd.	559,832	2,864,758
Sydney Airport	3,787,140	17,285,829
Syrah Resources Ltd.(a)(b)	1,630,916	1,849,458
Tabcorp Holdings Ltd.	7,170,575	23,479,506
Technology One Ltd.	1,301,804	5,019,235
Telstra Corp. Ltd.	14,510,566	31,675,834
TPG Telecom Ltd.	1,429,787	7,265,801
Transurban Group	9,169,365	73,696,236
Treasury Wine Estates Ltd.	2,576,451	27,610,017
Vicinity Centres	11,449,238	21,503,812
Virtus Health Ltd.	700,894	2,498,695
Vocus Group Ltd.(a)	2,223,597	5,405,591
Washington H Soul Pattinson & Co. Ltd.	460,233	9,420,370
Webjet Ltd.	441,802	4,086,309
Wesfarmers Ltd.	3,976,060	131,376,652
Western Areas Ltd.	1,426,134	2,274,238
Westpac Banking Corp.	12,026,554	228,864,529
Whitehaven Coal Ltd.	2,837,308	9,753,067
WiseTech Global Ltd.	351,690	4,000,627
Woodside Petroleum Ltd.	3,244,575	80,140,785
Woolworths Group Ltd.	4,595,293	92,594,046
WorleyParsons Ltd.(b)	1,361,072	14,074,384

		3,750,062,377
Austria — 0.4%
ams AG(b)	290,044	11,297,270
ANDRITZ AG	256,382	13,292,982
BAWAG Group AG(c)	128,198	5,540,013

Security	Shares	Value
Austria (continued)
CA Immobilien Anlagen AG	307,559	$10,015,303
DO & CO AG(b)	28,749	2,612,438
Erste Group Bank AG	1,069,234	43,613,821
EVN AG	115,319	2,017,423
IMMOFINANZ AG	346,683	8,272,557
Lenzing AG	53,934	4,897,958
Oesterreichische Post AG	110,101	4,476,026
OMV AG	529,956	29,500,912
Raiffeisen Bank International AG	536,674	14,654,684
S IMMO AG	233,304	3,991,609
S&T AG	207,831	5,175,912
Schoeller-Bleckmann Oilfield Equipment AG	60,904	5,465,374
Semperit AG Holding(a)(b)	46,841	774,868
Telekom Austria AG	605,250	4,498,705
UNIQA Insurance Group AG	521,065	4,870,738
Vienna Insurance Group AG Wiener Versicherung Gruppe	156,046	4,154,984
voestalpine AG	393,867	14,008,440
Wienerberger AG	422,997	9,738,899

		202,870,916
Belgium — 1.1%
Ackermans & van Haaren NV	78,557	12,381,147
Aedifica SA	75,491	6,321,039
Ageas	656,654	32,893,189
AGFA-Gevaert NV(a)	791,502	3,537,022
Anheuser-Busch InBev SA/NV	2,676,872	197,571,469
Barco NV	45,991	5,242,274
Befimmo SA	82,921	4,552,052
Bekaert SA	156,082	3,370,735
bpost SA	371,493	5,644,537
Cie. d’Entreprises CFE	29,530	3,135,104
Cofinimmo SA	67,035	8,028,335
Colruyt SA	211,751	12,312,918
D’ieteren SA/NV	106,006	4,196,645
Elia System Operator SA/NV	111,828	6,994,207
Euronav NV	602,899	5,618,616
EVS Broadcast Equipment SA	75,843	1,687,741
Fagron	194,302	3,165,811
Galapagos NV(a)	158,796	16,319,082
Gimv NV	108,644	5,804,119
Groupe Bruxelles Lambert SA	269,144	25,061,076
Ion Beam Applications(a)(b)	82,150	1,447,394
KBC Ancora	179,274	8,295,679
KBC Group NV	874,604	60,350,048
Kinepolis Group NV	66,329	3,566,059
Melexis NV	83,164	5,474,701
Ontex Group NV	296,043	5,682,207
Orange Belgium SA	150,341	2,701,653
Proximus SADP	534,885	13,666,454
Sofina SA	57,366	10,984,749
Solvay SA	263,064	30,000,194
Telenet Group Holding NV	195,362	9,491,694
Tessenderlo Group SA(a)	127,318	4,486,411
UCB SA	447,902	37,645,988
Umicore SA	752,431	35,457,203
Warehouses De Pauw CVA	71,079	9,229,428

		602,316,980
Denmark — 1.7%
ALK-Abello A/S(a)	24,917	3,995,983

15

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Denmark (continued)
Alm Brand A/S	373,059	$3,133,045
Ambu A/S, Series B(b)	604,542	12,605,527
AP Moller — Maersk A/S, Class A	13,925	16,579,647
AP Moller — Maersk A/S, Class B, NVS	22,499	28,578,620
Bang & Olufsen A/S(a)	184,713	3,843,103
Bavarian Nordic A/S(a)(b)	134,629	3,116,952
Carlsberg A/S, Class B	353,138	38,967,618
Chr Hansen Holding A/S	345,533	34,937,943
Coloplast A/S, Class B	406,548	37,970,905
D/S Norden A/S(a)(b)	118,273	1,636,319
Danske Bank A/S	2,640,373	50,664,590
Dfds A/S	114,937	4,922,355
DSV A/S	651,622	52,409,223
FLSmidth & Co. A/S(b)	147,453	7,745,834
Genmab A/S(a)	219,417	30,069,996
GN Store Nord A/S	489,084	20,774,947
H Lundbeck A/S	246,974	11,537,231
ISS A/S	566,537	18,635,916
Jyske Bank A/S, Registered	250,828	10,258,323
Matas A/S	191,154	1,846,310
Nilfisk Holding A/S(a)	101,994	4,011,792
NNIT A/S(c)	54,848	1,549,308
Novo Nordisk A/S, Class B	6,400,898	276,947,445
Novozymes A/S, Class B	784,027	38,756,631
Orsted A/S(c)	654,161	41,576,135
Pandora A/S	396,079	24,788,397
Per Aarsleff Holding A/S	95,848	3,136,854
Rockwool International A/S, Class B	35,756	12,228,729
Royal Unibrew A/S	197,545	14,034,284
Scandinavian Tobacco Group A/S(c)	230,992	3,506,257
Schouw & Co. A/S	46,479	3,801,075
SimCorp A/S	158,246	12,196,432
Solar A/S, Class B	23,973	1,283,351
Spar Nord Bank A/S	382,828	3,174,390
Sydbank A/S	267,346	6,183,546
Topdanmark A/S	222,851	10,626,940
Tryg A/S	387,433	9,367,068
Vestas Wind Systems A/S	721,375	45,256,430
William Demant Holding A/S(a)	395,701	13,028,381

		919,683,832
Finland — 1.3%
Amer Sports OYJ	418,559	15,569,564
Cargotec OYJ, Class B	155,620	6,471,133
Caverion OYJ(a)(b)	364,776	2,283,534
Citycon OYJ	1,432,357	2,786,573
Cramo OYJ	166,265	3,168,660
DNA OYJ	233,256	4,574,870
Elisa OYJ	494,565	19,696,886
Finnair OYJ	214,727	1,614,271
Fortum OYJ	1,563,674	32,945,133
Huhtamaki OYJ	397,554	11,166,615
Kemira OYJ	409,712	5,027,546
Kesko OYJ, Class B	249,914	14,616,973
Kone OYJ, Class B	1,181,571	57,594,246
Konecranes OYJ	269,194	9,656,620
Metsa Board OYJ	783,721	6,868,639
Metso OYJ	394,345	12,470,534
Neste OYJ	456,823	37,660,798
Nokia OYJ	19,901,273	112,745,634
Nokian Renkaat OYJ	410,362	13,056,089

Security	Shares	Value
Finland (continued)
Nordea Bank Abp	10,667,359	$92,893,104
Oriola OYJ, Class B	516,578	1,577,406
Orion OYJ, Class B	390,865	13,463,229
Outokumpu OYJ	1,202,421	5,054,513
Outotec OYJ(a)	601,656	2,331,435
Ramirent OYJ	342,991	2,506,636
Sampo OYJ, Class A	1,488,303	68,565,809
Sanoma OYJ	291,890	3,292,376
Stora Enso OYJ, Class R	1,946,390	29,342,264
Tieto OYJ	228,784	7,377,503
UPM-Kymmene OYJ	1,892,650	60,924,281
Uponor OYJ	234,973	2,549,210
Valmet OYJ	474,322	10,813,097
Wartsila OYJ Abp	1,570,446	26,788,762
YIT OYJ	634,013	3,613,392

		701,067,335
France — 9.8%
ABC arbitrage	339,089	2,451,225
Accor SA, NVS	661,658	30,302,520
Aeroports de Paris, NVS	110,511	23,152,148
Air France-KLM, NVS(a)	691,320	6,705,046
Air Liquide SA	1,499,102	181,745,569
Airbus SE	2,058,069	227,849,361
Albioma SA	193,742	3,771,341
ALD SA(c)	389,714	5,815,414
Alstom SA, NVS	544,055	23,825,453
Alten SA, NVS	116,762	11,265,100
Altran Technologies SA, NVS	893,404	8,877,616
Amundi SA(c)	234,626	13,978,018
APERAM SA	188,691	6,435,267
Arkema SA, NVS	238,876	25,111,679
Assystem, NVS	43,858	1,277,117
Atos SE	337,246	28,956,781
AXA SA, NVS	6,898,422	173,051,850
BioMerieux, NVS	148,183	11,316,370
BNP Paribas SA	3,973,895	207,705,843
Boiron SA, NVS	31,849	1,908,975
Bollore SA, NVS	3,256,349	13,806,500
Bonduelle SCA, NVS	75,966	2,698,396
Bouygues SA, NVS	757,071	27,655,436
Bureau Veritas SA, NVS	907,462	20,512,577
Capgemini SE	569,494	69,688,606
Carrefour SA, NVS	2,039,075	39,622,894
Casino Guichard Perrachon SA, NVS(b)	202,392	8,943,486
Cellectis SA, NVS(a)	141,357	3,539,635
CGG SA(a)	2,440,242	5,933,507
Cie. de Saint-Gobain, NVS	1,726,727	65,032,967
Cie. Generale des Etablissements Michelin SCA, NVS	603,216	62,018,391
Cie. Plastic Omnium SA, NVS	260,847	7,270,593
CNP Assurances, NVS	611,412	13,647,373
Coface SA(a)	418,472	4,191,481
Covivio	118,104	11,876,319
Credit Agricole SA	3,951,925	50,723,686
Danone SA, NVS	2,173,844	154,139,095
Dassault Aviation SA, NVS	9,345	15,511,929
Dassault Systemes SE, NVS	460,394	57,824,811
DBV Technologies SA(a)(b)	93,977	3,484,045
Derichebourg SA, NVS	459,445	2,217,645
Edenred, NVS	922,167	35,034,184

16

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Eiffage SA, NVS	271,793	$26,613,464
Electricite de France SA, NVS	2,089,193	34,749,894
Elior Group SA(c)	456,847	6,589,433
Elis SA, NVS	786,692	15,892,966
Engie SA	6,410,921	85,532,312
Eramet, NVS	36,972	3,412,030
EssilorLuxottica SA, NVS	730,251	99,909,819
Esso SA Francaise	9,469	374,437
Etablissements Maurel et Prom(a)	163,455	758,405
Eurazeo SE, NVS	168,650	12,334,782
Eurofins Scientific SE, NVS	43,281	21,891,239
Europcar Mobility Group, NVS(c)	483,369	4,589,567
Eutelsat Communications SA	610,420	12,387,202
Faurecia SA, NVS	283,118	13,764,957
FFP, NVS	24,370	2,866,169
Fnac Darty SA(a)	74,161	5,285,366
Gaztransport Et Technigaz SA	107,042	7,931,966
Gecina SA	167,464	24,609,926
Genfit, NVS(a)(b)	146,039	3,411,979
Getlink, NVS	1,655,717	20,851,843
Guerbet, NVS	25,797	1,633,917
Hermes International, NVS	110,427	63,185,223
ICADE	109,964	9,332,139
Iliad SA, NVS	96,109	11,134,642
Imerys SA, NVS	128,020	7,905,388
Ingenico Group SA, NVS	210,979	14,974,070
Ipsen SA, NVS	141,658	19,677,977
IPSOS, NVS	138,145	3,684,601
JCDecaux SA	269,885	8,886,346
Kering SA, NVS	267,567	119,326,392
Klepierre SA	726,924	24,709,225
Korian SA	196,956	7,774,925
Lagardere SCA, NVS	405,348	11,109,967
Legrand SA	904,523	59,175,954
LISI, NVS	75,303	2,197,042
L’Oreal SA	870,475	196,173,326
LVMH Moet Hennessy Louis Vuitton SE, NVS	981,685	298,985,612
Maisons du Monde SA(c)	187,740	4,709,592
Mercialys SA	247,474	3,631,184
Mersen SA, NVS	87,878	2,902,469
Metropole Television SA	168,087	3,258,615
Natixis SA	3,288,395	19,248,073
Neopost SA	146,222	4,705,220
Nexans SA(b)	121,777	3,526,753
Nexity SA	157,953	7,573,950
Orange SA, NVS	6,792,982	106,369,564
Orpea, NVS	167,189	20,619,826
Pernod Ricard SA, NVS	736,224	112,447,223
Peugeot SA, NVS	2,066,822	49,248,297
Publicis Groupe SA, NVS	745,019	43,253,907
Rallye SA, NVS(b)	105,456	1,172,764
Remy Cointreau SA, NVS	86,756	10,311,548
Renault SA, NVS	670,526	50,195,964
Rexel SA	1,054,417	13,464,344
Rubis SCA	309,782	16,040,624
Safran SA, NVS	1,185,001	153,130,915
Sanofi, NVS	3,959,179	353,671,955
Sartorius Stedim Biotech, NVS	102,978	12,788,037
Schneider Electric SE, NVS	1,884,385	136,561,087
SCOR SE	593,804	27,497,716

Security	Shares	Value
France (continued)
SEB SA, NVS	81,691	$11,727,345
SES SA	1,294,743	27,836,474
Societe BIC SA, NVS	100,077	9,592,979
Societe Generale SA, NVS	2,682,406	98,716,421
Sodexo SA, NVS	321,728	32,851,781
SOITEC, NVS(a)	80,556	5,773,076
Solocal Group, NVS(a)(b)	2,257,191	1,832,455
Sopra Steria Group, NVS	63,543	7,055,741
SPIE SA, NVS	474,797	7,461,623
STMicroelectronics NV	2,457,527	37,367,985
Suez	1,362,104	19,731,489
Tarkett SA, NVS(b)	137,103	3,023,004
Technicolor SA, Registered(a)(b)	1,581,864	2,023,541
Teleperformance, NVS	211,528	34,896,198
Television Francaise 1	262,462	2,676,442
Thales SA, NVS	374,031	47,888,906
TOTAL SA, NVS	8,394,669	494,221,449
Trigano SA, NVS	45,732	4,650,541
Ubisoft Entertainment SA, NVS(a)	284,055	25,586,945
Unibail-Rodamco-Westfield	488,567	88,726,292
Valeo SA, NVS	877,523	28,386,607
Vallourec SA, NVS(a)(b)	1,300,833	6,180,097
Veolia Environnement SA, NVS	1,878,493	37,502,857
Vicat SA, NVS	63,848	3,436,290
Vinci SA	1,750,448	156,446,188
Virbac SA, NVS(a)	18,968	3,047,521
Vivendi SA, NVS	3,679,245	88,961,479
Wendel SA, NVS	96,821	12,571,962
Worldline SA/France, NVS(a)(c)	185,081	9,751,326

		5,400,755,392
Germany — 8.1%
1&1 Drillisch AG	200,506	8,960,106
Aareal Bank AG	199,289	7,431,219
adidas AG	664,741	156,662,363
ADO Properties SA(c)	135,065	7,980,792
ADVA Optical Networking SE(a)(b)	279,615	2,289,007
AIXTRON SE(a)(b)	446,368	5,616,432
Allianz SE, Registered	1,537,839	321,377,046
alstria office REIT AG	557,806	8,039,317
AURELIUS Equity Opportunities SE & Co. KGaA	91,569	4,268,366
Aurubis AG	139,343	8,475,133
Axel Springer SE	169,708	11,287,280
BASF SE	3,193,066	246,125,855
Bayer AG, Registered	3,306,106	253,902,636
Bayerische Motoren Werke AG	1,150,541	99,374,942
BayWa AG(b)	54,452	1,588,693
Bechtle AG	122,972	10,937,669
Beiersdorf AG	340,967	35,310,788
Bertrandt AG	27,348	2,265,123
Bilfinger SE	120,365	5,253,338
Borussia Dortmund GmbH & Co. KGaA	473,255	5,131,638
Brenntag AG	527,115	27,574,911
CANCOM SE	167,076	6,830,138
Carl Zeiss Meditec AG, Bearer	142,906	11,731,073
CECONOMY AG	713,729	3,653,663
Cewe Stiftung & Co. KGaA	33,617	2,635,809
comdirect bank AG	109,115	1,293,198
Commerzbank AG(a)	3,596,825	33,984,599
CompuGroup Medical SE	95,808	5,427,760
Continental AG	388,276	64,208,647

17

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Covestro AG(c)	672,432	$43,519,655
CTS Eventim AG & Co. KGaA	242,098	9,096,087
Daimler AG, Registered	3,167,197	187,898,618
Delivery Hero SE(a)(c)	344,952	13,929,811
Deutsche Bank AG, Registered	6,922,513	67,854,548
Deutsche Beteiligungs AG	77,191	3,161,723
Deutsche Boerse AG	678,603	86,000,432
Deutsche EuroShop AG	189,939	5,896,762
Deutsche Lufthansa AG, Registered	849,951	17,103,529
Deutsche Pfandbriefbank AG(c)	495,319	6,594,346
Deutsche Post AG, Registered	3,454,265	109,392,195
Deutsche Telekom AG, Registered	11,618,693	190,820,209
Deutsche Wohnen SE	1,249,572	57,256,039
Deutz AG	523,981	3,906,522
DIC Asset AG	244,211	2,636,981
Diebold Nixdorf AG	41,601	2,696,179
DMG Mori AG	101,146	4,899,296
Duerr AG(b)	207,936	7,426,168
E.ON SE	7,737,229	75,007,570
Evonik Industries AG	565,677	17,561,757
Evotec AG(a)	478,678	9,464,284
Fraport AG Frankfurt Airport Services Worldwide	143,189	11,081,007
Freenet AG	458,801	10,339,702
Fresenius Medical Care AG & Co. KGaA	763,205	59,944,402
Fresenius SE & Co. KGaA	1,455,255	92,798,736
GEA Group AG	626,262	19,059,475
Gerresheimer AG	112,205	7,914,080
Grand City Properties SA	483,362	11,709,250
GRENKE AG(b)	103,570	9,951,274
Hamborner REIT AG	374,759	3,779,122
Hamburger Hafen und Logistik AG	113,803	2,416,419
Hannover Rueck SE	202,505	27,327,279
Hapag-Lloyd AG(b)(c)	151,553	5,611,713
HeidelbergCement AG	521,093	35,425,449
Heidelberger Druckmaschinen AG(a)(b)	1,126,799	2,619,827
Henkel AG & Co. KGaA	371,435	36,445,976
HOCHTIEF AG	70,425	10,453,146
HUGO BOSS AG	222,730	15,944,364
Hypoport AG(a)(b)	14,919	2,992,002
Indus Holding AG	77,961	4,262,100
Infineon Technologies AG	4,026,317	80,793,309
Innogy SE(a)	460,579	19,214,841
Innogy SE, New(c)	16,947	748,870
Isra Vision AG	65,470	2,815,159
Jenoptik AG	225,264	6,799,467
K+S AG, Registered	688,180	12,842,350
KION Group AG	256,818	15,044,054
Kloeckner & Co. SE	311,287	2,624,115
Koenig & Bauer AG(b)	56,287	2,755,121
Krones AG(b)	56,894	5,095,857
KWS Saat SE	7,569	2,572,815
LANXESS AG	314,115	19,489,513
LEG Immobilien AG	231,231	25,324,549
Leoni AG(b)	132,975	4,863,539
MAN SE	120,251	12,535,030
Merck KGaA	449,729	48,215,060
METRO AG	673,855	10,154,697
MLP SE	387,555	2,239,507
MorphoSys AG(a)	120,266	11,146,667
MTU Aero Engines AG	187,474	39,891,972

Security	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	524,826	$112,954,493
Nemetschek SE	80,083	10,534,682
Nordex SE(a)	271,679	2,536,484
Norma Group SE	125,365	6,778,375
OSRAM Licht AG	361,747	14,681,803
PATRIZIA Immobilien AG	211,340	3,634,983
Pfeiffer Vacuum Technology AG	27,250	3,396,316
ProSiebenSat.1 Media SE	828,150	19,160,799
Puma SE	29,465	15,156,927
QIAGEN NV(a)	807,887	29,356,106
Rational AG	12,567	7,290,385
Rheinmetall AG	161,560	14,011,066
RHOEN-KLINIKUM AG	140,083	3,542,652
RIB Software SE(b)	154,848	2,680,883
Rocket Internet SE(a)(c)	300,561	8,690,848
RTL Group SA	146,169	9,390,467
RWE AG	1,840,711	35,914,318
SAF-Holland SA(b)	233,233	3,403,727
Salzgitter AG	156,879	6,288,854
SAP SE	3,459,853	371,084,674
Scout24 AG(c)	396,607	16,474,100
SGL Carbon SE(a)(b)	267,009	2,681,968
Siemens AG, Registered	2,693,795	310,470,088
Siemens Healthineers AG(a)(c)	520,408	21,575,221
Siltronic AG	80,809	7,423,733
Sixt SE(b)	51,230	5,224,151
SMA Solar Technology AG	58,618	1,368,192
Software AG	186,397	8,361,290
Stabilus SA	91,992	6,175,716
STADA Arzneimittel AG	95,587	8,846,336
STRATEC Biomedical AG(b)	27,432	1,802,745
Stroeer SE & Co. KGaA	110,801	5,797,576
Suedzucker AG(b)	303,498	4,693,938
Symrise AG	428,197	35,980,087
TAG Immobilien AG	635,562	14,532,086
Takkt AG	137,130	2,330,626
Telefonica Deutschland Holding AG	2,663,901	10,367,969
thyssenkrupp AG	1,522,524	32,043,640
TLG Immobilien AG	447,433	11,376,266
TUI AG	1,511,264	25,083,909
Uniper SE	707,259	20,442,679
United Internet AG, Registered	472,892	19,599,931
Volkswagen AG	116,650	19,270,418
Vonovia SE	1,722,301	78,877,699
Vossloh AG	46,987	2,174,797
Wacker Neuson SE	132,399	2,946,287
Wirecard AG	420,149	78,738,604
XING SE	15,071	4,533,728
Zalando SE(a)(b)(c)	420,409	16,290,971
zooplus AG(a)(b)	24,207	4,009,934

		4,436,965,594
Hong Kong — 3.2%
AIA Group Ltd.	42,682,200	323,135,517
ASM Pacific Technology Ltd.	1,180,000	10,190,321
Bank of East Asia Ltd. (The)	4,614,400	14,950,859
BOC Hong Kong Holdings Ltd.	13,166,000	49,208,332
Brightoil Petroleum Holdings Ltd.(a)(b)(d)	6,240,000	788,019
Cafe de Coral Holdings Ltd.	1,218,000	2,641,274
Champion REIT	7,144,000	4,811,634

18

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
China LNG Group Ltd.(a)(b)	10,366,500	$1,428,148
Chow Sang Sang Holdings International Ltd.(b)	1,000	1,620
CITIC Telecom International Holdings Ltd.	6,362,000	1,996,393
CK Asset Holdings Ltd.	9,355,016	60,740,658
CK Hutchison Holdings Ltd.	9,585,516	96,535,001
CK Infrastructure Holdings Ltd.	2,443,500	17,860,110
CK Life Sciences International Holdings Inc.	9,972,000	502,454
CLP Holdings Ltd.	5,769,000	64,685,448
Dah Sing Banking Group Ltd.	2,232,000	4,242,263
Dah Sing Financial Holdings Ltd.	671,600	3,602,416
Dairy Farm International Holdings Ltd.	1,293,900	11,683,917
Far East Consortium International Ltd./HK	4,911,000	2,286,546
First Pacific Co. Ltd.	9,808,250	4,391,530
Galaxy Entertainment Group Ltd.	8,532,000	46,145,981
Giordano International Ltd.	5,626,000	2,497,446
Great Eagle Holdings Ltd.	653,000	2,982,039
Guotai Junan International Holdings Ltd.(b)	15,886,000	2,877,531
Haitong International Securities Group Ltd.(b)	11,296,000	3,688,772
Hang Lung Group Ltd.	3,463,000	8,516,805
Hang Lung Properties Ltd.	7,427,000	13,452,994
Hang Seng Bank Ltd.	2,703,600	63,318,744
Health and Happiness H&H International Holdings Ltd.(a)(b)	796,500	4,531,457
Henderson Land Development Co. Ltd.	4,955,519	23,072,741
HK Electric Investments & HK Electric Investments Ltd.	10,922,000	10,393,413
HKBN Ltd.	3,487,500	5,231,650
HKT Trust & HKT Ltd.	13,890,200	19,135,924
Hong Kong & China Gas Co. Ltd.	33,293,383	63,534,073
Hong Kong Exchanges & Clearing Ltd.	4,188,900	111,142,587
Hongkong Land Holdings Ltd.	4,450,700	26,348,144
Hopewell Holdings Ltd.	2,483,000	7,664,949
Hsin Chong Group Holdings Ltd.(a)(d)	7,490,000	219,749
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	6,936,000	2,556,961
Hysan Development Co. Ltd.	2,224,000	10,425,798
Jardine Matheson Holdings Ltd.	773,900	44,661,769
Jardine Strategic Holdings Ltd.	804,100	26,937,350
Johnson Electric Holdings Ltd.	1,269,250	2,843,079
Kerry Logistics Network Ltd.	1,972,500	3,125,041
Kerry Properties Ltd.	2,487,000	7,820,056
Landing International Development Ltd.(a)	5,176,800	1,076,381
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	2,708,500	963,940
Li & Fung Ltd.	22,582,000	4,464,895
Lifestyle International Holdings Ltd.	2,320,000	4,007,041
Link REIT	7,635,000	67,687,897
Luk Fook Holdings International Ltd.	1,321,000	4,355,926
Macau Legend Development Ltd.(b)	9,096,750	1,589,732
Man Wah Holdings Ltd.(b)	6,632,800	3,054,367
Melco International Development Ltd.	3,048,000	5,209,991
Melco Resorts & Entertainment Ltd., ADR	926,991	15,415,860
MGM China Holdings Ltd.	3,851,600	5,443,749
Minth Group Ltd.	2,876,000	9,318,366
MTR Corp. Ltd.	5,396,000	26,156,083
New World Development Co. Ltd.	21,856,000	27,712,407
NewOcean Energy Holdings Ltd.(a)	2,540,000	920,172
NWS Holdings Ltd.	5,964,166	11,807,518
Pacific Basin Shipping Ltd.	17,127,000	3,735,894
Pacific Textiles Holdings Ltd.	2,956,000	2,982,621

Security	Shares	Value
Hong Kong (continued)
PCCW Ltd.	17,472,000	$9,583,591
Power Assets Holdings Ltd.	4,924,500	32,884,860
Prosperity REIT(b)	6,386,000	2,264,597
Regal REIT(b)	699,000	192,596
Regina Miracle International Holdings Ltd.(b)(c)	956,000	478,037
Sa Sa International Holdings Ltd.	4,622,000	1,774,654
Sands China Ltd.	8,682,800	34,224,369
Shangri-La Asia Ltd.	5,126,000	6,996,479
Shun Tak Holdings Ltd.	4,744,000	1,512,871
Sino Land Co. Ltd.	12,190,000	19,126,081
SITC International Holdings Co. Ltd.	5,166,000	3,795,719
SJM Holdings Ltd.	7,215,000	5,825,822
SmarTone Telecommunications Holdings Ltd.	1,353,000	1,877,776
Sun Hung Kai Properties Ltd.	5,584,000	72,583,310
Sunlight REIT	1,795,000	1,080,746
Swire Pacific Ltd., Class A	1,766,500	18,331,094
Swire Properties Ltd.	4,332,800	14,784,601
Techtronic Industries Co. Ltd.	5,029,500	23,545,507
Television Broadcasts Ltd.	1,125,900	2,375,486
Texwinca Holdings Ltd.(b)	1,624,000	551,042
Town Health International Medical Group Ltd.(a)(b)(d)	4,701,000	5,997
United Laboratories International Holdings Ltd. (The)(b)	3,062,000	2,128,722
Value Partners Group Ltd.(b)	5,268,000	3,910,983
VTech Holdings Ltd.	680,200	7,982,550
WH Group Ltd.(c)	31,258,000	21,890,249
Wharf Holdings Ltd. (The)	2,110,000	5,264,638
Wharf Real Estate Investment Co. Ltd.	4,295,000	26,599,261
Wheelock & Co. Ltd.	2,879,000	15,369,308
Wynn Macau Ltd.	5,833,200	12,039,337
Xinyi Glass Holdings Ltd.	6,946,000	6,875,649
Yue Yuen Industrial Holdings Ltd.	2,779,500	7,605,209

		1,748,171,494
Ireland — 0.6%
AIB Group PLC	2,835,233	13,723,626
Bank of Ireland Group PLC	3,243,915	23,027,109
C&C Group PLC	1,130,278	4,200,568
Cairn Homes PLC, NVS(a)	1,669,751	2,678,945
CRH PLC	2,860,205	85,653,122
Dalata Hotel Group PLC	688,191	4,265,257
Glanbia PLC	696,719	12,330,695
Grafton Group PLC	818,460	7,571,497
Green REIT PLC	2,270,378	3,750,633
Hibernia REIT PLC	2,517,092	3,964,266
Irish Continental Group PLC	598,733	3,527,649
Kerry Group PLC, Class A	546,166	56,004,395
Kingspan Group PLC	541,506	23,560,438
Origin Enterprises PLC	423,681	2,721,892
Paddy Power Betfair PLC	295,928	25,549,941
Ryanair Holdings PLC, ADR, NVS(a)(b)	90,302	7,477,006
Smurfit Kappa Group PLC	824,636	26,890,690
UDG Healthcare PLC	1,057,726	8,541,536

		315,439,265
Israel — 0.7%
Airport City Ltd.(a)	311,049	3,622,577
Alony Hetz Properties & Investments Ltd.	540,284	5,138,373
Azrieli Group Ltd.	161,357	7,828,992
Bank Hapoalim BM	3,865,645	26,171,150
Bank Leumi Le-Israel BM	5,443,454	33,957,606

19

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Israel (continued)
Bezeq The Israeli Telecommunication Corp. Ltd.	8,017,362	$9,214,517
Caesarstone Ltd.	121,016	1,910,843
Cellcom Israel Ltd.(a)	251,319	1,586,695
Check Point Software Technologies Ltd.(a)	456,151	50,632,761
Clal Insurance Enterprises Holdings Ltd.(a)	131,864	2,189,349
CyberArk Software Ltd.(a)	151,765	10,359,479
Delek Automotive Systems Ltd.(b)	177,186	997,272
Delek Group Ltd.	17,929	3,010,003
Elbit Systems Ltd.	94,058	11,244,912
First International Bank of Israel Ltd.	310,990	6,699,879
Gazit-Globe Ltd.	410,027	3,428,091
Harel Insurance Investments & Financial Services Ltd.	687,011	5,033,257
Israel Chemicals Ltd.	2,556,027	14,736,537
Israel Corp. Ltd. (The)	15,003	4,389,411
Israel Discount Bank Ltd., Class A	4,659,647	15,235,050
Ituran Location and Control Ltd.	109,102	3,722,560
Mazor Robotics Ltd.(a)	211,852	6,158,290
Melisron Ltd.	69,325	2,938,984
Migdal Insurance & Financial Holding Ltd.	1,903,322	2,108,268
Mizrahi Tefahot Bank Ltd.	573,751	9,661,682
Nice Ltd.(a)	229,070	24,271,992
Oil Refineries Ltd.	8,192,830	3,891,495
Orbotech Ltd.(a)	186,195	10,415,748
Partner Communications Co. Ltd.(a)	491,296	2,489,346
Paz Oil Co. Ltd.	38,022	5,689,714
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	45,918	2,341,421
Shikun & Binui Ltd.(a)	914,653	1,741,974
Shufersal Ltd.	686,718	4,361,403
SodaStream International Ltd.(a)	93,656	13,429,334
Strauss Group Ltd.	240,366	5,271,365
Teva Pharmaceutical Industries Ltd., ADR, NVS	3,424,942	68,430,341
Tower Semiconductor Ltd.(a)	399,341	6,188,275
Wix.com Ltd.(a)	159,897	15,565,973

		406,064,919
Italy — 2.3%
A2A SpA	6,111,207	9,863,665
ACEA SpA	239,637	3,152,354
Amplifon SpA	366,778	6,507,946
Anima Holding SpA(c)	1,229,842	5,155,846
Assicurazioni Generali SpA	4,278,972	69,233,538
ASTM SpA	187,078	3,713,690
Atlantia SpA	1,744,001	35,094,460
Autogrill SpA	504,087	4,966,197
Azimut Holding SpA(b)	530,047	6,537,199
Banca Generali SpA	254,801	4,916,597
Banca IFIS SpA(b)	96,280	1,695,259
Banca Mediolanum SpA	1,081,835	6,282,084
Banca Popolare di Sondrio SCPA	1,978,290	6,249,303
Banco BPM SpA(a)	5,609,610	10,557,259
Beni Stabili SpA SIIQ	4,573,338	3,914,864
BPER Banca	1,756,451	6,682,910
Brembo SpA	576,655	6,390,043
Brunello Cucinelli SpA	116,097	3,979,195
Buzzi Unicem SpA(b)	349,876	6,729,345
Cerved Group SpA	792,947	6,329,567
CIR-Compagnie Industriali Riunite SpA	1,548,169	1,648,903
CNH Industrial NV	3,625,002	37,729,718
Credito Emiliano SpA	347,840	2,077,012

Security	Shares	Value
Italy (continued)
Credito Valtellinese SpA(a)(b)	26,057,489	$2,728,057
Danieli & C Officine Meccaniche SpA	64,554	1,206,857
Davide Campari-Milano SpA, NVS	2,044,063	15,737,386
De’ Longhi SpA	258,355	6,849,858
DiaSorin SpA	84,246	7,999,119
Enav SpA(c)	942,391	4,251,883
Enel SpA	27,937,301	137,189,927
Eni SpA	8,922,249	158,777,443
ERG SpA	253,082	4,728,580
Ferrari NV	434,875	50,998,061
Fiat Chrysler Automobiles NV(a)	3,781,957	57,635,192
FinecoBank Banca Fineco SpA	1,467,295	15,371,640
Geox SpA(b)	534,902	967,894
Hera SpA	3,044,811	8,417,808
IMA Industria Macchine Automatiche SpA(b)	74,760	4,493,695
Infrastrutture Wireless Italiane SpA(c)	953,169	6,641,924
Interpump Group SpA	295,572	8,539,891
Intesa Sanpaolo SpA	52,552,861	116,291,368
Iren SpA	2,521,029	5,464,390
Italgas SpA	1,947,039	10,064,189
Leonardo SpA	1,077,555	11,708,653
Luxottica Group SpA	587,282	36,944,094
Maire Tecnimont SpA	569,034	2,493,869
MARR SpA	171,330	4,150,400
Mediaset SpA(a)(b)	1,598,373	4,819,166
Mediobanca Banca di Credito Finanziario SpA	2,232,484	19,608,799
Moncler SpA	701,850	24,413,585
Piaggio & C SpA	937,347	2,008,356
Pirelli & C SpA(a)(c)	1,510,309	11,112,889
Poste Italiane SpA(c)	1,928,378	13,874,418
Prysmian SpA	852,823	16,581,547
Recordati SpA	397,496	13,475,448
Reply SpA	88,222	4,894,036
Safilo Group SpA(a)	97,469	182,221
Saipem SpA(a)	2,185,571	11,973,201
Salini Impregilo SpA(b)	928,419	2,049,188
Salvatore Ferragamo SpA	193,328	4,580,339
Saras SpA	1,960,764	3,827,890
Snam SpA	7,946,704	32,900,648
Societa Cattolica di Assicurazioni SC	603,577	4,886,341
Societa Iniziative Autostradali e Servizi SpA	309,490	4,369,317
Technogym SpA, NVS(c)	388,137	4,248,260
Telecom Italia SpA/Milano(a)	41,081,612	24,167,461
Tenaris SA	1,660,768	24,716,554
Terna Rete Elettrica Nazionale SpA	4,938,498	25,543,743
Tod’s SpA(b)	46,457	2,845,088
UniCredit SpA	7,072,779	90,684,257
Unione di Banche Italiane SpA	3,743,860	11,453,342
Unipol Gruppo SpA	1,822,259	7,346,237

		1,295,621,463
Japan — 25.4%
77 Bank Ltd. (The)	274,700	5,688,484
ABC-Mart Inc.	128,500	7,514,953
Acom Co. Ltd.	1,674,800	6,188,398
Activia Properties Inc.	2,233	9,260,059
Adastria Co. Ltd.	125,500	2,043,941
ADEKA Corp.	356,800	5,301,968
Advance Residence Investment Corp.	4,476	11,430,448
Advantest Corp.	654,400	12,066,868
Aeon Co. Ltd.	2,176,500	49,950,246

20

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Aeon Delight Co. Ltd.	90,100	$3,017,837
AEON Financial Service Co. Ltd.	429,800	8,439,474
Aeon Mall Co. Ltd.	419,200	7,759,592
AEON REIT Investment Corp.	6,294	6,943,450
AGC Inc./Japan	673,900	22,153,817
Ai Holdings Corp.	164,600	3,141,628
Aica Kogyo Co. Ltd.	232,600	6,925,134
Aichi Steel Corp.	38,300	1,354,100
Aida Engineering Ltd.	265,700	2,189,544
Aiful Corp.(a)(b)	1,678,900	4,433,230
Ain Holdings Inc.	99,800	7,817,394
Air Water Inc.	558,200	9,056,437
Aisin Seiki Co. Ltd.	586,900	23,064,122
Ajinomoto Co. Inc.	1,709,900	27,673,850
Akebono Brake Industry Co. Ltd.(a)(b)	604,000	1,214,904
Alfresa Holdings Corp.	690,700	18,452,532
Alpine Electronics Inc.(b)	188,200	3,203,511
Alps Electric Co. Ltd.	680,300	16,155,279
Amada Holdings Co. Ltd.	1,291,200	12,173,469
Amano Corp.	255,000	5,422,888
ANA Holdings Inc.	432,200	14,533,685
Anritsu Corp.	568,400	8,622,576
AOKI Holdings Inc.	123,800	1,634,504
Aoyama Trading Co. Ltd.	198,400	6,012,388
Aozora Bank Ltd.	429,400	14,820,017
Arcs Co. Ltd.	157,700	3,825,994
Ariake Japan Co. Ltd.	81,400	7,212,795
Asahi Diamond Industrial Co. Ltd.	297,500	1,879,558
Asahi Group Holdings Ltd.	1,294,500	56,985,300
Asahi Holdings Inc.	134,100	2,869,625
Asahi Intecc Co. Ltd.	329,100	13,457,946
Asahi Kasei Corp.	4,488,800	53,974,583
Asics Corp.	608,200	8,838,315
ASKUL Corp.(b)	90,500	2,493,952
Astellas Pharma Inc.	6,619,800	102,474,774
Atom Corp.(b)	563,600	4,999,013
Autobacs Seven Co. Ltd.	343,400	5,522,759
Avex Inc.	182,000	2,449,674
Awa Bank Ltd. (The)	136,200	3,711,089
Azbil Corp.	489,700	9,120,991
Bandai Namco Holdings Inc.	703,000	25,010,367
Bando Chemical Industries Ltd.	57,300	663,605
Bank of Iwate Ltd. (The)	20,000	762,926
Bank of Kyoto Ltd. (The)	228,700	10,314,855
Bank of Nagoya Ltd. (The)(b)	23,200	733,897
Bank of Okinawa Ltd. (The)	44,800	1,498,560
Bank of Saga Ltd. (The)	16,700	321,999
Bank of the Ryukyus Ltd.	165,200	1,883,943
Benesse Holdings Inc.	283,500	7,900,470
Bic Camera Inc.	409,900	5,422,717
BML Inc.	106,000	2,916,397
Bridgestone Corp.	2,144,300	82,899,126
Broadleaf Co. Ltd.(b)	440,200	2,543,178
Brother Industries Ltd.	861,900	15,816,711
Calbee Inc.	302,700	10,058,261
Canon Electronics Inc.	94,000	1,724,159
Canon Inc.	3,498,700	99,887,567
Canon Marketing Japan Inc.	208,500	3,951,810
Capcom Co. Ltd.	307,000	6,376,395
Casio Computer Co. Ltd.	706,700	10,676,740

Security	Shares	Value
Japan (continued)
Cawachi Ltd.	78,100	$1,449,821
Central Glass Co. Ltd.	148,100	3,202,020
Central Japan Railway Co.	504,900	96,859,554
Chiba Bank Ltd. (The)	2,499,900	15,860,426
Chiyoda Co. Ltd.	54,700	1,055,661
Chiyoda Corp.(b)	617,300	3,074,056
Chofu Seisakusho Co. Ltd.	23,500	475,810
Chubu Electric Power Co. Inc.	2,175,400	31,391,067
Chugai Pharmaceutical Co. Ltd.	796,900	46,816,242
Chugoku Bank Ltd. (The)	728,200	6,568,673
Chugoku Electric Power Co. Inc. (The)	1,010,600	13,002,447
Ci:z Holdings Co. Ltd.	105,500	5,478,091
Citizen Watch Co. Ltd.	1,194,500	6,869,261
CKD Corp.	245,000	2,822,205
Coca-Cola Bottlers Japan Holdings Inc.	498,550	13,054,054
cocokara fine Inc.	74,900	4,121,474
COLOPL Inc.(b)	269,600	1,662,679
Colowide Co. Ltd.(b)	226,900	5,526,987
Comforia Residential REIT Inc.	2,219	5,310,814
COMSYS Holdings Corp.	422,300	11,768,495
Concordia Financial Group Ltd.	4,240,400	19,463,269
Cosel Co. Ltd.	101,500	1,043,286
Cosmo Energy Holdings Co. Ltd.	208,300	7,742,843
Cosmos Pharmaceutical Corp.	35,800	7,318,293
Create SD Holdings Co. Ltd.	108,900	2,762,666
Credit Saison Co. Ltd.	597,600	9,515,637
CyberAgent Inc.	365,700	15,521,714
Dai Nippon Printing Co. Ltd.	950,700	21,355,053
Daibiru Corp.	144,100	1,455,620
Daicel Corp.	1,037,000	10,980,595
Daido Steel Co. Ltd.	100,700	4,149,174
Daifuku Co. Ltd.	371,900	16,015,542
Daihen Corp.	84,900	1,987,558
Dai-ichi Life Holdings Inc.	3,837,100	72,624,568
Daiichi Sankyo Co. Ltd.	2,010,400	76,849,635
Daiichikosho Co. Ltd.	154,200	7,105,046
Daikin Industries Ltd.	869,300	101,099,309
Daikyo Inc.	126,300	3,314,878
Daikyonishikawa Corp.	174,500	1,669,930
Daio Paper Corp.(b)	271,400	3,523,114
Daiseki Co. Ltd.	150,400	3,563,596
Daishi Hokuetsu Financial Group Inc.	103,200	3,712,658
Daito Trust Construction Co. Ltd.	253,000	33,403,039
Daiwa House Industry Co. Ltd.	2,002,600	60,492,343
Daiwa House REIT Investment Corp.	6,263	13,707,510
Daiwa Office Investment Corp.	1,196	7,301,794
Daiwa Securities Group Inc.	5,690,100	32,616,417
Daiwabo Holdings Co. Ltd.	67,100	3,965,770
DCM Holdings Co. Ltd.	461,800	4,484,806
DeNA Co. Ltd.	418,200	6,981,426
Denka Co. Ltd.	316,300	10,313,978
Denso Corp.	1,541,900	68,996,456
Dentsu Inc.	764,000	35,473,484
DIC Corp.	309,300	9,140,184
Digital Garage Inc.	142,000	3,881,707
Dip Corp.	143,000	3,114,563
Disco Corp.	104,900	16,703,318
DMG Mori Co. Ltd.	435,100	6,303,562
Don Quijote Holdings Co. Ltd.	426,100	25,523,335
Doshisha Co. Ltd.	67,100	1,382,371

21

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Doutor Nichires Holdings Co. Ltd.	173,900	$3,092,617
Dowa Holdings Co. Ltd.	186,200	5,436,436
DTS Corp.	93,100	3,233,813
Duskin Co. Ltd.	190,400	4,332,526
Earth Corp.	55,200	2,509,202
East Japan Railway Co.	1,065,000	93,189,269
Ebara Corp.	358,700	10,488,769
EDION Corp.	307,400	3,230,485
Eighteenth Bank Ltd. (The)	21,500	585,818
Eisai Co. Ltd.	895,400	74,667,577
Eizo Corp.	83,600	3,407,558
Electric Power Development Co. Ltd.	526,000	14,332,108
en-japan Inc.	134,700	5,382,987
Enplas Corp.	50,200	1,361,145
EPS Holdings Inc.	136,800	2,670,421
Euglena Co. Ltd.(a)(b)	513,600	2,935,377
Exedy Corp.	129,900	3,206,782
Ezaki Glico Co. Ltd.	172,500	8,590,226
FamilyMart UNY Holdings Co. Ltd.	234,000	27,203,757
Fancl Corp.	147,400	6,517,443
FANUC Corp.	687,600	120,240,893
Fast Retailing Co. Ltd.	207,500	104,931,328
FCC Co. Ltd.	147,400	3,649,246
Fields Corp.	56,600	423,290
Financial Products Group Co. Ltd.	329,900	3,224,312
Foster Electric Co. Ltd.	123,400	1,796,519
FP Corp.	85,900	4,407,080
France Bed Holdings Co. Ltd.	77,500	654,446
Frontier Real Estate Investment Corp.	1,542	5,909,486
Fuji Co. Ltd./Ehime	62,800	1,178,039
Fuji Corp./Aichi	267,100	3,739,471
Fuji Electric Co. Ltd.	425,100	13,033,060
Fuji Kyuko Co. Ltd.(b)	83,700	2,443,769
Fuji Oil Holdings Inc.	209,500	6,042,466
Fuji Seal International Inc.	178,400	5,414,204
Fuji Soft Inc.	112,500	5,163,706
FUJIFILM Holdings Corp.	1,367,500	59,290,040
Fujikura Ltd.	942,700	4,068,007
Fujimi Inc.	87,000	1,988,153
Fujitec Co. Ltd.	230,000	2,506,756
Fujitsu General Ltd.	245,700	3,668,464
Fujitsu Ltd.	699,300	42,520,018
Fujiya Co. Ltd.	54,300	1,174,964
Fukuoka Financial Group Inc.	554,500	13,669,036
Fukuoka REIT Corp.	2,507	3,787,546
Fukuyama Transporting Co. Ltd.	112,700	4,359,005
Furukawa Co. Ltd.(b)	136,400	1,692,083
Furukawa Electric Co. Ltd.	252,900	6,846,037
Futaba Corp.	128,000	1,998,458
Fuyo General Lease Co. Ltd.	71,700	3,983,510
Geo Holdings Corp.	154,100	2,355,434
Global One Real Estate Investment Corp.	3,136	3,162,260
Glory Ltd.	233,400	5,443,346
GLP J-REIT	12,241	12,115,721
GMO Internet Inc.	274,900	3,926,621
GMO Payment Gateway Inc.(b)	126,700	6,152,284
Goldcrest Co. Ltd.	71,500	1,118,227
Gree Inc.	582,700	2,442,223
GS Yuasa Corp.	274,100	5,634,770
GungHo Online Entertainment Inc.(b)	1,620,800	2,915,444

Security	Shares	Value
Japan (continued)
Gunma Bank Ltd. (The)	1,567,200	$7,110,065
Gunze Ltd.	67,700	3,005,423
H2O Retailing Corp.	369,400	5,737,966
Hachijuni Bank Ltd. (The)	1,668,300	7,066,124
Hakuhodo DY Holdings Inc.	848,200	14,174,872
Hamamatsu Photonics KK	521,400	17,463,932
Hankyu Hanshin Holdings Inc.	810,500	26,716,229
Hankyu Hanshin REIT Inc.	1,894	2,356,277
Hanwa Co. Ltd.	146,200	4,799,708
Harmonic Drive Systems Inc.(b)	140,900	4,288,614
Haseko Corp.	1,059,000	13,428,107
Hazama Ando Corp.	712,700	4,913,213
Heiwa Corp.	219,400	5,021,578
Heiwa Real Estate Co. Ltd.	134,300	2,489,527
Heiwa Real Estate REIT Inc.	3,065	3,006,473
Heiwado Co. Ltd.	130,400	3,346,227
Hibiya Engineering Ltd.	30,000	494,971
Hikari Tsushin Inc.	79,100	13,821,736
Hino Motors Ltd.	905,600	8,706,535
Hirata Corp.(b)	38,700	2,390,138
Hirose Electric Co. Ltd.	115,645	10,995,267
Hiroshima Bank Ltd. (The)	1,101,500	6,822,458
HIS Co. Ltd.	155,900	4,731,359
Hisamitsu Pharmaceutical Co. Inc.	219,200	12,372,549
Hitachi Capital Corp.	199,500	4,900,217
Hitachi Chemical Co. Ltd.	385,700	6,086,852
Hitachi Construction Machinery Co. Ltd.	392,200	10,460,520
Hitachi High-Technologies Corp.	246,600	9,297,621
Hitachi Ltd.	3,385,700	103,861,534
Hitachi Metals Ltd.	740,300	8,737,580
Hitachi Transport System Ltd.	159,600	4,106,849
Hitachi Zosen Corp.	852,500	3,240,641
Hogy Medical Co. Ltd.	91,600	2,702,831
Hokkaido Electric Power Co. Inc.	708,100	4,141,119
Hokkoku Bank Ltd. (The)	65,700	2,415,976
Hokuetsu Corp.	630,400	3,010,816
Hokuhoku Financial Group Inc.	505,000	6,278,100
Hokuriku Electric Power Co.(a)(b)	641,600	5,980,800
Hokuto Corp.	104,400	1,782,631
Honda Motor Co. Ltd.	5,679,700	163,111,140
Horiba Ltd.	135,800	6,377,564
Hoshino Resorts REIT Inc.	1,243	5,837,491
Hoshizaki Corp.	192,200	15,514,971
Hosiden Corp.	253,400	2,328,437
House Foods Group Inc.	250,900	7,225,422
Hoya Corp.	1,352,100	76,845,239
Hulic Co. Ltd.	1,119,200	10,264,251
Hulic Reit Inc.	4,458	6,482,281
Hyakugo Bank Ltd. (The)	822,600	3,032,224
Hyakujushi Bank Ltd. (The)	56,100	1,435,619
Ibiden Co. Ltd.	408,900	5,050,787
IBJ Leasing Co. Ltd.	112,000	2,814,514
Ichibanya Co. Ltd.	65,600	2,499,491
Ichigo Inc.	1,096,700	3,585,861
Ichigo Office REIT Investment	5,598	4,593,282
Idec Corp./Japan(b)	138,000	2,511,648
Idemitsu Kosan Co. Ltd.	480,900	21,945,284
IHI Corp.	528,100	19,326,153
Iida Group Holdings Co. Ltd.	562,600	10,239,514
Iino Kaiun Kaisha Ltd.	499,900	2,197,071

22

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Inaba Denki Sangyo Co. Ltd.	90,100	$3,628,590
Inabata & Co. Ltd.	127,700	1,708,626
Industrial & Infrastructure Fund Investment Corp.	5,635	5,657,219
Infomart Corp.(b)	342,800	3,553,905
Inpex Corp.	3,547,500	40,848,666
Internet Initiative Japan Inc.	126,900	2,452,429
Invesco Office J-Reit Inc.	38,923	5,501,058
Invincible Investment Corp.	23,886	9,884,154
Iriso Electronics Co. Ltd.(b)	93,100	3,939,148
Iseki & Co. Ltd.	72,400	1,242,646
Isetan Mitsukoshi Holdings Ltd.	1,201,800	14,067,412
Ishihara Sangyo Kaisha Ltd.(a)(b)	138,300	1,654,380
Istyle Inc.(b)	196,500	1,765,549
Isuzu Motors Ltd.	1,946,100	25,555,981
Ito En Ltd.	205,600	8,762,890
ITOCHU Corp.	5,009,300	92,990,860
Itochu Enex Co. Ltd.	157,100	1,479,751
Itochu Techno-Solutions Corp.	368,200	6,981,950
Itoham Yonekyu Holdings Inc.	611,700	3,848,363
Iwatani Corp.	153,700	5,427,270
Iyo Bank Ltd. (The)	1,039,000	6,177,564
Izumi Co. Ltd.	132,000	7,181,605
J Front Retailing Co. Ltd.	888,100	11,654,567
J Trust Co. Ltd.(b)	286,700	1,465,827
Jaccs Co. Ltd.	107,300	2,013,747
Jafco Co. Ltd.	130,000	5,022,374
Japan Airlines Co. Ltd.	409,900	14,590,123
Japan Airport Terminal Co. Ltd.	183,000	7,037,526
Japan Aviation Electronics Industry Ltd.	198,400	2,638,770
Japan Excellent Inc.	4,704	6,102,216
Japan Exchange Group Inc.	1,823,200	32,730,523
Japan Hotel REIT Investment Corp.	16,109	11,462,077
Japan Lifeline Co. Ltd.(b)	209,600	3,044,034
Japan Logistics Fund Inc.	3,385	6,754,703
Japan Petroleum Exploration Co. Ltd.	122,600	2,597,462
Japan Post Bank Co. Ltd.	1,425,600	16,636,527
Japan Post Holdings Co. Ltd.	5,412,600	64,267,281
Japan Prime Realty Investment Corp.	3,071	10,966,399
Japan Real Estate Investment Corp.	4,478	23,093,314
Japan Rental Housing Investments Inc.	6,745	5,289,376
Japan Retail Fund Investment Corp.	9,520	17,579,797
Japan Securities Finance Co. Ltd.	623,500	3,502,716
Japan Steel Works Ltd. (The)	236,400	5,016,862
Japan Tobacco Inc.	3,879,600	99,916,330
JFE Holdings Inc.	1,726,600	32,602,761
JGC Corp.	751,800	14,595,665
JINS Inc.	53,300	3,027,363
J-Oil Mills Inc.	26,300	906,535
Joyful Honda Co. Ltd.	186,700	2,694,912
JSP Corp.	51,600	1,016,866
JSR Corp.	697,100	10,414,342
JTEKT Corp.	780,600	9,745,828
Juroku Bank Ltd. (The)	110,300	2,496,178
JVC Kenwood Corp.	909,600	2,240,652
JXTG Holdings Inc.	11,518,650	78,509,110
kabu.com Securities Co. Ltd.	1,047,800	3,778,783
Kadokawa Dwango(a)	228,900	2,283,828
Kagome Co. Ltd.	330,000	8,801,560
Kajima Corp.	1,632,400	21,060,426
Kakaku.com Inc.	516,500	9,368,442

Security	Shares	Value
Japan (continued)
Kaken Pharmaceutical Co. Ltd.	132,000	$6,620,176
Kamigumi Co. Ltd.	417,700	8,638,623
Kanamoto Co. Ltd.	123,900	4,138,966
Kandenko Co. Ltd.	373,600	3,813,630
Kaneka Corp.	199,200	8,331,257
Kanematsu Corp.	343,500	4,416,450
Kansai Electric Power Co. Inc. (The)	2,462,300	37,756,503
Kansai Mirai Financial Group Inc.(a)	251,057	1,953,197
Kansai Paint Co. Ltd.	697,900	10,333,533
Kanto Denka Kogyo Co. Ltd.	231,600	2,107,600
Kao Corp.	1,747,700	116,626,899
Kappa Create Co. Ltd.(b)	120,200	1,412,301
Kato Sangyo Co. Ltd.	87,600	2,697,355
Kawasaki Heavy Industries Ltd.	529,800	12,576,618
Kawasaki Kisen Kaisha Ltd.(a)(b)	332,200	4,441,893
KDDI Corp.	6,251,900	155,916,641
Keihan Holdings Co. Ltd.	329,100	12,481,042
Keihin Corp.	182,700	3,608,509
Keikyu Corp.(b)	830,300	12,293,929
Keio Corp.	386,300	20,982,845
Keisei Electric Railway Co. Ltd.	527,600	16,245,714
Keiyo Bank Ltd. (The)	388,400	2,839,307
Kenedix Inc.(b)	1,023,100	5,321,516
Kenedix Office Investment Corp.	1,514	9,377,396
Kenedix Residential Next Investment Corp.	3,492	5,334,463
Kenedix Retail REIT Corp.	2,498	5,312,303
Kewpie Corp.	380,100	8,767,005
KEY Coffee Inc.	59,900	1,063,662
Keyence Corp.	344,300	168,710,203
KH Neochem Co. Ltd.	19,000	538,744
Kikkoman Corp.	530,600	29,196,987
Kinden Corp.	531,300	8,521,138
Kintetsu Group Holdings Co. Ltd.	628,800	24,125,683
Kintetsu World Express Inc.	154,300	2,396,774
Kirin Holdings Co. Ltd.	2,906,000	69,485,986
Kisoji Co. Ltd.	99,200	2,282,773
Kissei Pharmaceutical Co. Ltd.	115,900	3,342,825
Kitz Corp.	320,900	2,556,281
Kiyo Bank Ltd. (The)	231,000	3,436,702
Koa Corp.	122,300	1,686,224
Kobayashi Pharmaceutical Co. Ltd.	178,500	11,704,399
Kobe Steel Ltd.	1,111,500	8,942,820
Koei Tecmo Holdings Co. Ltd.	194,520	3,083,570
Kohnan Shoji Co. Ltd.	127,900	3,206,142
Koito Manufacturing Co. Ltd.	384,700	18,339,338
Kokuyo Co. Ltd.	345,700	5,464,789
Komatsu Ltd.	3,279,900	85,575,877
Komeda Holdings Co. Ltd.	29,800	586,468
Komeri Co. Ltd.	112,500	2,916,796
Komori Corp.	208,800	2,266,448
Konami Holdings Corp.	339,400	12,961,889
Konica Minolta Inc.	1,712,300	17,008,447
Konishi Co. Ltd.	78,700	1,103,913
Kose Corp.	110,200	16,473,120
Kotobuki Spirits Co. Ltd.(b)	86,900	3,326,463
K’s Holdings Corp.	603,800	7,629,425
Kubota Corp.	3,520,700	55,592,463
Kumagai Gumi Co. Ltd.	155,300	4,053,997
Kumiai Chemical Industry Co. Ltd.	377,527	2,348,358
Kurabo Industries Ltd.	64,000	1,544,212

23

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Kuraray Co. Ltd.	1,239,300	$17,075,996
Kureha Corp.	78,900	5,082,655
Kurita Water Industries Ltd.	366,000	9,025,546
Kusuri no Aoki Holdings Co. Ltd.	61,000	4,378,184
KYB Corp.	91,300	2,189,970
Kyocera Corp.	1,133,600	61,654,661
Kyoei Steel Ltd.	71,600	1,299,338
Kyokuto Kaihatsu Kogyo Co. Ltd.	104,500	1,493,585
KYORIN Holdings Inc.	186,900	4,085,617
Kyoritsu Maintenance Co. Ltd.	124,800	5,540,277
Kyowa Exeo Corp.	354,100	9,538,470
Kyowa Hakko Kirin Co. Ltd.	944,100	18,362,496
Kyudenko Corp.	164,900	6,012,702
Kyushu Electric Power Co. Inc.	1,404,500	16,352,957
Kyushu Financial Group Inc.	1,602,900	7,087,387
Kyushu Railway Co.	561,100	17,202,658
LaSalle Logiport REIT	5,620	5,174,055
Lasertec Corp.	146,500	4,205,928
Lawson Inc.	182,800	11,565,212
Leopalace21 Corp.	1,012,300	4,224,831
Lifull Co. Ltd.(a)	231,800	1,569,228
LINE Corp.(a)	272,300	8,637,934
Lintec Corp.	189,200	4,479,575
Lion Corp.	811,500	15,244,163
LIXIL Group Corp.	930,500	14,676,266
M3 Inc.	1,509,300	24,313,565
Mabuchi Motor Co. Ltd.	186,500	6,643,303
Macnica Fuji Electronics Holdings Inc.	206,800	2,990,542
Maeda Corp.	534,600	6,044,478
Maeda Road Construction Co. Ltd.	279,700	5,103,029
Makino Milling Machine Co. Ltd.	98,900	3,777,050
Makita Corp.	783,300	27,103,686
Mandom Corp.	185,300	5,155,660
Mani Inc.	95,300	4,382,677
Mars Group Holdings Corp.	12,600	260,362
Marubeni Corp.	5,569,900	45,223,511
Marudai Food Co. Ltd.	47,400	771,135
Maruha Nichiro Corp.	167,500	6,070,400
Marui Group Co. Ltd.	744,500	16,030,615
Maruichi Steel Tube Ltd.	203,100	5,866,873
Maruwa Co. Ltd./Aichi	37,900	2,139,232
Matsui Securities Co. Ltd.	545,300	5,561,475
Matsumotokiyoshi Holdings Co. Ltd.	282,900	10,202,499
Matsuya Co. Ltd.	146,600	1,389,943
Maxell Holdings Ltd.	213,200	2,712,819
Mazda Motor Corp.	1,985,400	21,533,203
McDonald’s Holdings Co. Japan Ltd.	248,900	10,961,260
MCUBS MidCity Investment Corp.	7,039	5,401,421
Mebuki Financial Group Inc.	3,763,110	11,503,903
Medipal Holdings Corp.	647,900	13,910,431
Megachips Corp.(b)	83,700	1,607,918
Megmilk Snow Brand Co. Ltd.	200,000	4,682,114
Meidensha Corp.	173,400	2,450,693
MEIJI Holdings Co. Ltd.	436,800	29,028,399
Meitec Corp.	102,500	4,295,999
Melco Holdings Inc.	30,300	1,010,850
Menicon Co. Ltd.	106,700	2,354,198
Micronics Japan Co. Ltd.(b)	185,400	1,187,756
Milbon Co. Ltd.	101,900	3,656,861
MINEBEA MITSUMI Inc.	1,391,059	21,287,129

Security	Shares	Value
Japan (continued)
Miraca Holdings Inc.	217,700	$5,304,816
Mirait Holdings Corp.	280,800	4,533,407
Misawa Homes Co. Ltd.	69,600	521,746
MISUMI Group Inc.	1,036,100	20,803,709
Mitsubishi Chemical Holdings Corp.	4,702,300	36,712,565
Mitsubishi Corp.	4,772,600	134,481,131
Mitsubishi Electric Corp.	6,414,200	81,474,066
Mitsubishi Estate Co. Ltd.	4,144,700	66,308,589
Mitsubishi Gas Chemical Co. Inc.	620,900	10,458,827
Mitsubishi Heavy Industries Ltd.	1,075,000	37,997,209
Mitsubishi Logistics Corp.	244,200	5,589,195
Mitsubishi Materials Corp.	383,300	10,630,712
Mitsubishi Motors Corp.	2,426,100	15,284,720
Mitsubishi Pencil Co. Ltd.	157,300	2,743,046
Mitsubishi Shokuhin Co. Ltd.	27,500	708,365
Mitsubishi Steel Manufacturing Co. Ltd.	47,700	837,302
Mitsubishi Tanabe Pharma Corp.	898,700	13,282,811
Mitsubishi UFJ Financial Group Inc.	41,736,600	253,256,158
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,572,060	8,093,278
Mitsui & Co. Ltd.	5,922,400	98,947,191
Mitsui Chemicals Inc.	662,400	14,879,128
Mitsui E&S Holdings Co. Ltd.(a)	284,800	4,794,825
Mitsui Fudosan Co. Ltd.	3,123,900	70,419,579
Mitsui Fudosan Logistics Park Inc.	996	2,903,584
Mitsui Mining & Smelting Co. Ltd.	225,000	6,369,899
Mitsui OSK Lines Ltd.	413,000	10,078,437
Mitsui Sugar Co. Ltd.	81,100	2,184,609
Mitsui-Soko Holdings Co. Ltd.(a)	105,400	1,625,059
Miura Co. Ltd.	332,600	8,148,855
Mixi Inc.	195,300	4,267,510
Miyazaki Bank Ltd. (The)	26,700	697,458
Mizuho Financial Group Inc.	82,129,400	141,182,080
Mochida Pharmaceutical Co. Ltd.	50,000	3,960,835
Modec Inc.	66,800	2,012,494
Monex Group Inc.(b)	741,400	2,923,424
MonotaRO Co. Ltd.(b)	463,400	10,228,429
Mori Hills REIT Investment Corp.	6,014	7,439,231
Mori Trust Sogo REIT Inc.	3,811	5,403,039
Morinaga & Co. Ltd./Japan	162,100	6,513,876
Morinaga Milk Industry Co. Ltd.	151,200	4,032,715
Morita Holdings Corp.	73,600	1,402,805
MOS Food Services Inc.	111,300	2,948,802
MS&AD Insurance Group Holdings Inc.	1,651,200	49,833,744
Murata Manufacturing Co. Ltd.	636,000	96,734,216
Musashi Seimitsu Industry Co. Ltd.	207,800	3,032,622
Musashino Bank Ltd. (The)	76,200	2,066,120
Nabtesco Corp.	426,600	9,404,819
Nachi-Fujikoshi Corp.	82,900	3,382,699
Nagaileben Co. Ltd.	36,600	821,801
Nagase & Co. Ltd.	399,100	6,273,567
Nagoya Railroad Co. Ltd.	669,200	16,164,452
Nakanishi Inc.	219,600	5,142,907
Nankai Electric Railway Co. Ltd.	396,000	9,688,149
Nanto Bank Ltd. (The)	114,700	2,627,261
NEC Corp.	935,800	26,866,262
NEC Networks & System Integration Corp.	131,000	2,857,844
NET One Systems Co. Ltd.	330,700	6,921,389
Nexon Co. Ltd.(a)	1,592,600	18,147,921
NGK Insulators Ltd.	971,700	13,664,329
NGK Spark Plug Co. Ltd.	577,500	11,728,590

24

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
NH Foods Ltd.	347,500	$12,008,772
NHK Spring Co. Ltd.	790,100	6,790,988
Nichias Corp.	213,500	4,661,415
Nichicon Corp.	248,600	2,064,049
Nichiha Corp.	119,600	2,637,760
NichiiGakkan Co. Ltd.	180,900	1,689,501
Nichi-Iko Pharmaceutical Co. Ltd.	213,100	2,909,814
Nichirei Corp.	430,600	10,397,280
Nidec Corp.	788,400	101,226,494
Nifco Inc./Japan	315,100	7,178,433
Nihon Kohden Corp.	284,900	8,507,492
Nihon M&A Center Inc.	514,300	12,336,273
Nihon Parkerizing Co. Ltd.	350,900	4,237,975
Nihon Unisys Ltd.	280,900	6,155,383
Nikkiso Co. Ltd.	230,300	2,675,321
Nikkon Holdings Co. Ltd.	195,000	4,717,115
Nikon Corp.	1,168,100	20,359,335
Nintendo Co. Ltd.	402,600	125,430,118
Nippo Corp.	209,200	3,444,186
Nippon Accommodations Fund Inc.	1,616	7,403,057
Nippon Building Fund Inc.	4,776	27,296,265
Nippon Chemi-Con Corp.	58,000	1,315,671
Nippon Denko Co. Ltd.	698,300	1,658,273
Nippon Electric Glass Co. Ltd.	314,600	7,942,009
Nippon Express Co. Ltd.	266,500	16,884,276
Nippon Flour Mills Co. Ltd.	203,300	3,363,263
Nippon Gas Co. Ltd.	135,200	4,091,161
Nippon Kayaku Co. Ltd.	634,500	7,578,805
Nippon Light Metal Holdings Co. Ltd.	2,389,900	5,040,062
Nippon Paint Holdings Co. Ltd.	542,900	17,005,463
Nippon Paper Industries Co. Ltd.	372,300	6,759,494
Nippon Prologis REIT Inc.	6,784	13,681,613
NIPPON REIT Investment Corp.	2,113	6,871,393
Nippon Road Co. Ltd. (The)	25,500	1,407,691
Nippon Seiki Co. Ltd.	104,200	1,831,844
Nippon Sharyo Ltd.(a)(b)	20,800	546,655
Nippon Sheet Glass Co. Ltd.	365,700	3,094,621
Nippon Shinyaku Co. Ltd.	170,500	9,835,231
Nippon Shokubai Co. Ltd.	103,700	6,689,433
Nippon Signal Co. Ltd.	211,400	1,935,016
Nippon Soda Co. Ltd.	102,800	2,681,700
Nippon Steel & Sumikin Bussan Corp.	63,272	2,763,998
Nippon Steel & Sumitomo Metal Corp.	2,594,400	47,977,607
Nippon Suisan Kaisha Ltd.	1,132,000	7,232,041
Nippon Telegraph & Telephone Corp.	2,400,200	101,022,994
Nippon Thompson Co. Ltd.	311,500	1,805,157
Nippon Yusen KK	568,700	9,196,558
Nipro Corp.	550,200	7,010,656
Nishimatsu Construction Co. Ltd.	217,700	5,067,546
Nishimatsuya Chain Co. Ltd.	252,600	2,251,700
Nishi-Nippon Financial Holdings Inc.	581,500	5,544,229
Nishi-Nippon Railroad Co. Ltd.	234,500	5,799,384
Nissan Chemical Corp.	451,600	21,368,517
Nissan Motor Co. Ltd.	7,957,700	72,451,701
Nissan Shatai Co. Ltd.	240,000	1,937,353
Nissha Co. Ltd.(b)	169,300	2,757,285
Nisshin OilliO Group Ltd. (The)	108,200	3,245,377
Nisshin Seifun Group Inc.	743,400	14,827,818
Nisshin Steel Co. Ltd.	194,800	2,547,736
Nisshinbo Holdings Inc.	570,800	6,307,099

Security	Shares	Value
Japan (continued)
Nissin Electric Co. Ltd.	199,300	$1,630,002
Nissin Foods Holdings Co. Ltd.	230,400	14,882,956
Nissin Kogyo Co. Ltd.	169,700	2,470,578
Nitori Holdings Co. Ltd.	284,000	37,080,679
Nitta Corp.	96,400	3,506,464
Nitto Boseki Co. Ltd.	106,500	2,111,976
Nitto Denko Corp.	589,800	36,990,868
Nitto Kogyo Corp.	82,300	1,430,797
Noevir Holdings Co. Ltd.	73,800	3,145,434
NOF Corp.	261,700	7,432,090
NOK Corp.	345,400	4,970,357
Nomura Co. Ltd.	155,900	3,543,339
Nomura Holdings Inc.	11,968,000	58,061,052
Nomura Real Estate Holdings Inc.	442,300	8,304,760
Nomura Real Estate Master Fund Inc.	13,431	17,411,327
Nomura Research Institute Ltd.	433,780	19,218,466
Noritake Co. Ltd./Nagoya Japan	58,200	2,908,582
Noritz Corp.	87,000	1,263,506
North Pacific Bank Ltd.	1,340,900	4,027,869
NS Solutions Corp.	141,300	4,225,666
NSD Co. Ltd.	192,300	4,079,272
NSK Ltd.	1,313,700	13,014,192
NTN Corp.	1,613,100	5,917,535
NTT Data Corp.	2,226,300	28,722,633
NTT DOCOMO Inc.	4,696,100	118,364,773
NTT Urban Development Corp.	385,300	5,732,300
Obara Group Inc.	52,400	2,063,870
Obayashi Corp.	2,306,200	20,373,766
OBIC Business Consultants Co. Ltd.	45,200	3,604,625
Obic Co. Ltd.	242,600	22,098,516
Odakyu Electric Railway Co. Ltd.	1,036,500	21,913,863
Ogaki Kyoritsu Bank Ltd. (The)	153,000	3,396,083
Ohsho Food Service Corp.	56,100	3,867,423
Oiles Corp.	87,400	1,606,974
Oita Bank Ltd. (The)	29,800	990,209
Oji Holdings Corp.	3,012,600	21,462,322
Okabe Co. Ltd.	144,800	1,286,912
Okamoto Industries Inc.	37,400	1,683,505
Okamura Corp.	279,400	3,802,742
Okasan Securities Group Inc.	680,600	3,262,634
Oki Electric Industry Co. Ltd.	434,700	5,962,657
Okinawa Electric Power Co. Inc. (The)	170,387	3,181,121
OKUMA Corp.	99,700	4,991,405
Okumura Corp.	157,500	4,961,344
Olympus Corp.	1,032,700	34,498,064
Omron Corp.	690,400	28,018,537
Ono Pharmaceutical Co. Ltd.	1,353,800	30,853,516
Onward Holdings Co. Ltd.	475,200	2,863,285
Open House Co. Ltd.	127,400	5,006,593
Oracle Corp. Japan	148,500	10,079,394
Orient Corp.(b)	3,969,400	6,225,544
Oriental Land Co. Ltd./Japan	706,600	66,461,911
ORIX Corp.	4,583,800	74,775,383
Orix JREIT Inc.	9,608	14,694,438
Osaka Gas Co. Ltd.	1,311,800	24,072,817
OSAKA Titanium Technologies Co. Ltd.(b)	94,900	1,487,556
OSG Corp.	282,400	5,840,429
Otsuka Corp.	381,400	12,673,342
Otsuka Holdings Co. Ltd.	1,376,700	65,971,323
Outsourcing Inc.	402,600	5,101,396

25

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Oyo Corp.	56,300	$641,048
Pacific Metals Co. Ltd.(b)	61,600	1,727,562
Pack Corp. (The)	43,100	1,235,466
PAL GROUP Holdings Co. Ltd.	56,700	1,665,504
PALTAC Corp.	126,100	6,436,011
Panasonic Corp.	7,798,200	86,339,559
Paramount Bed Holdings Co. Ltd.	80,500	3,391,764
Park24 Co. Ltd.	420,100	11,059,475
PC Depot Corp.(b)	157,800	791,412
Penta-Ocean Construction Co. Ltd.	1,139,500	6,825,590
Pepper Food Service Co. Ltd.(b)	52,900	1,492,947
PeptiDream Inc.(a)(b)	344,600	11,313,127
Persol Holdings Co. Ltd.	653,900	12,445,857
Pigeon Corp.	417,200	17,707,572
Pilot Corp.	137,100	7,580,559
Piolax Inc.	93,700	2,044,122
Pioneer Corp.(a)(b)	1,585,000	1,418,502
Plenus Co. Ltd.	101,500	1,623,388
Pola Orbis Holdings Inc.	328,100	8,779,957
Premier Investment Corp.	5,299	5,479,538
Press Kogyo Co. Ltd.	496,800	2,271,488
Prima Meat Packers Ltd.	131,600	2,482,623
Raito Kogyo Co. Ltd.	183,700	2,482,322
Rakuten Inc.	3,168,200	21,447,918
Recruit Holdings Co. Ltd.	3,880,200	104,418,656
Relia Inc.	212,100	2,347,374
Relo Group Inc.	393,900	9,305,192
Renesas Electronics Corp.(a)	2,959,200	15,680,312
Rengo Co. Ltd.	706,300	6,152,079
Resona Holdings Inc.	7,450,100	39,278,805
Resorttrust Inc.	349,200	5,374,688
Ricoh Co. Ltd.	2,456,500	24,574,795
Ricoh Leasing Co. Ltd.	65,300	2,143,782
Riken Corp.	27,100	1,296,708
Ringer Hut Co. Ltd.	122,400	2,455,484
Rinnai Corp.	124,400	9,060,901
Riso Kagaku Corp.	51,700	1,092,592
Rohm Co. Ltd.	343,000	24,132,028
Rohto Pharmaceutical Co. Ltd.	353,900	11,226,459
Round One Corp.	268,600	3,179,740
Royal Holdings Co. Ltd.	123,000	3,044,074
Ryobi Ltd.	100,700	2,940,113
Ryohin Keikaku Co. Ltd.	83,400	22,029,631
Ryosan Co. Ltd.	89,700	2,587,156
Ryoyo Electro Corp.	118,500	1,701,032
Saizeriya Co. Ltd.(b)	146,800	2,781,077
Sakai Chemical Industry Co. Ltd.	67,700	1,560,300
Sakata Seed Corp.	133,300	4,216,747
San-A Co. Ltd.	83,100	3,508,675
Sanden Holdings Corp.(a)	116,500	1,270,759
Sangetsu Corp.	231,800	4,457,100
San-in Godo Bank Ltd. (The)	617,300	4,693,132
Sanken Electric Co. Ltd.(b)	98,200	2,177,098
Sankyo Co. Ltd.	179,400	6,843,445
Sankyo Tateyama Inc.	122,900	1,381,951
Sankyu Inc.	194,500	9,203,225
Sanrio Co. Ltd.	31,400	630,476
Santen Pharmaceutical Co. Ltd.	1,324,200	19,653,848
Sanwa Holdings Corp.	742,300	8,715,143
Sanyo Special Steel Co. Ltd.	77,100	1,772,846

Security	Shares	Value
Japan (continued)
Sapporo Holdings Ltd.	268,000	$4,989,305
Sato Holdings Corp.	114,200	3,379,806
Sawai Pharmaceutical Co. Ltd.	148,700	7,549,962
SBI Holdings Inc./Japan	814,600	21,372,829
SCREEN Holdings Co. Ltd.	144,700	7,885,384
SCSK Corp.	184,800	7,835,435
Secom Co. Ltd.	746,100	61,159,639
Sega Sammy Holdings Inc.	618,800	7,967,005
Seibu Holdings Inc.	801,800	14,543,304
Seikagaku Corp.	149,400	2,214,755
Seiko Epson Corp.	1,036,300	16,749,025
Seiko Holdings Corp.	137,800	3,306,565
Seino Holdings Co. Ltd.	554,000	7,677,604
Seiren Co. Ltd.	195,400	2,785,863
Sekisui Chemical Co. Ltd.	1,404,000	22,057,437
Sekisui House Ltd.	2,195,800	32,337,243
Sekisui House Reit Inc.	13,063	8,160,396
Senko Group Holdings Co. Ltd.	518,000	4,016,216
Senshu Ikeda Holdings Inc.	1,239,400	3,810,835
Seria Co. Ltd.(b)	161,400	5,441,735
Seven & i Holdings Co. Ltd.	2,650,000	114,894,777
Seven Bank Ltd.	2,353,300	7,360,905
SG Holdings Co. Ltd.	323,500	8,152,355
Sharp Corp./Japan(b)	630,199	9,666,160
Shiga Bank Ltd. (The)	185,400	4,317,320
Shikoku Chemicals Corp.	76,200	780,534
Shikoku Electric Power Co. Inc.	586,000	7,373,355
Shima Seiki Manufacturing Ltd.	103,000	2,783,660
Shimachu Co. Ltd.	173,000	4,532,905
Shimadzu Corp.	854,300	21,596,898
Shimamura Co. Ltd.	84,800	7,130,849
Shimano Inc.	260,600	35,653,396
Shimizu Corp.	1,969,600	15,986,475
Shin-Etsu Chemical Co. Ltd.	1,286,600	107,951,047
Shinko Electric Industries Co. Ltd.	290,300	2,019,277
Shinko Plantech Co. Ltd.	149,500	1,392,269
Shinmaywa Industries Ltd.	319,900	3,934,440
Shinsei Bank Ltd.	615,500	9,386,164
Shionogi & Co. Ltd.	991,200	63,518,306
Ship Healthcare Holdings Inc.	181,600	6,573,355
Shiseido Co. Ltd.	1,349,400	85,336,651
Shizuoka Bank Ltd. (The)	1,871,100	16,430,465
Shizuoka Gas Co. Ltd.	143,500	1,241,026
SHO-BOND Holdings Co. Ltd.	81,400	5,799,087
Shochiku Co. Ltd.	39,000	3,804,794
Showa Corp.	218,100	3,020,604
Showa Denko KK	480,700	20,999,078
Showa Sangyo Co. Ltd.	37,400	935,870
Showa Shell Sekiyu KK	703,100	13,556,737
Siix Corp.(b)	148,800	2,018,633
Sintokogio Ltd.	178,700	1,540,695
SKY Perfect JSAT Holdings Inc.	838,900	3,731,583
Skylark Holdings Co. Ltd.(b)	723,100	11,264,098
SMC Corp./Japan	203,400	65,153,604
SMS Co. Ltd.	272,100	4,559,312
SoftBank Group Corp.	2,915,800	233,770,399
Sohgo Security Services Co. Ltd.	258,100	11,503,637
Sojitz Corp.	4,975,400	16,752,931
Sompo Holdings Inc.	1,168,800	48,469,133
Sony Corp.	4,485,500	244,038,545

26

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Sony Financial Holdings Inc.	633,400	$14,732,843
Sotetsu Holdings Inc.	269,700	8,256,732
Square Enix Holdings Co. Ltd.	313,300	11,229,440
St. Marc Holdings Co. Ltd.	55,500	1,318,958
Stanley Electric Co. Ltd.	531,900	15,765,411
Star Micronics Co. Ltd.	172,300	2,453,468
Starts Corp. Inc.	108,900	2,263,785
Subaru Corp.	2,155,400	58,308,770
Sugi Holdings Co. Ltd.	149,000	6,825,838
SUMCO Corp.	855,500	11,567,879
Sumitomo Bakelite Co. Ltd.	151,700	5,491,068
Sumitomo Chemical Co. Ltd.	5,338,100	26,772,093
Sumitomo Corp.	4,015,000	60,960,547
Sumitomo Dainippon Pharma Co. Ltd.	581,700	12,174,697
Sumitomo Electric Industries Ltd.	2,632,100	35,963,831
Sumitomo Forestry Co. Ltd.	523,400	7,786,882
Sumitomo Heavy Industries Ltd.	413,000	13,046,343
Sumitomo Metal Mining Co. Ltd.	826,900	26,084,480
Sumitomo Mitsui Construction Co. Ltd.	757,040	4,756,026
Sumitomo Mitsui Financial Group Inc.	4,718,500	184,550,609
Sumitomo Mitsui Trust Holdings Inc.	1,172,100	46,674,205
Sumitomo Osaka Cement Co. Ltd.	149,100	5,548,890
Sumitomo Realty & Development Co. Ltd.	1,249,500	42,991,525
Sumitomo Riko Co. Ltd.	91,100	753,146
Sumitomo Rubber Industries Ltd.	633,600	9,123,211
Sumitomo Warehouse Co. Ltd. (The)	287,800	3,384,082
Sundrug Co. Ltd.	275,300	10,001,595
Suntory Beverage & Food Ltd.	501,600	20,467,573
Sushiro Global Holdings Ltd.	14,600	768,455
Suzuken Co. Ltd./Aichi Japan	272,700	13,821,665
Suzuki Motor Corp.	1,211,500	60,652,829
Sysmex Corp.	595,300	41,798,389
T&D Holdings Inc.	1,957,000	31,542,980
Tachi-S Co. Ltd.	137,100	1,934,014
Tadano Ltd.	412,200	4,448,714
Taiheiyo Cement Corp.	454,800	13,439,883
Taikisha Ltd.	100,300	2,835,116
Taisei Corp.	763,700	32,718,883
Taisho Pharmaceutical Holdings Co. Ltd.	129,600	13,826,450
Taiyo Holdings Co. Ltd.	91,900	3,285,778
Taiyo Nippon Sanso Corp.	501,400	8,072,693
Taiyo Yuden Co. Ltd.	389,700	7,869,623
Takara Bio Inc.	214,900	5,070,920
Takara Holdings Inc.	588,800	8,269,443
Takara Leben Co. Ltd.	436,100	1,255,881
Takasago Thermal Engineering Co. Ltd.	195,400	3,341,651
Takashimaya Co. Ltd.	553,100	8,723,743
Takeda Pharmaceutical Co. Ltd.	2,538,800	102,807,284
Takeuchi Manufacturing Co. Ltd.	167,700	3,472,730
Takuma Co. Ltd.	316,300	4,019,088
Tamron Co. Ltd.	91,200	1,629,163
TDK Corp.	461,900	39,905,410
TechnoPro Holdings Inc.	139,900	7,313,898
Teijin Ltd.	681,600	11,837,632
Tekken Corp.	57,800	1,444,296
Terumo Corp.	1,078,400	58,193,753
T-Gaia Corp.	91,900	2,084,657
THK Co. Ltd.	458,700	10,165,333
TIS Inc.	285,800	12,814,213
Toa Corp./Tokyo	73,900	1,244,818

Security	Shares	Value
Japan (continued)
Toagosei Co. Ltd.	433,200	$4,452,723
Tobu Railway Co. Ltd.	679,900	18,886,948
TOC Co. Ltd.	130,800	891,278
Tocalo Co. Ltd.	279,300	2,427,835
Tochigi Bank Ltd. (The)	446,500	1,301,657
Toda Corp.	886,200	5,975,794
Toei Co. Ltd.	27,300	2,985,087
Toho Bank Ltd. (The)	470,200	1,670,730
Toho Co. Ltd./Tokyo	411,800	13,446,307
Toho Gas Co. Ltd.	270,300	9,340,924
Toho Holdings Co. Ltd.	239,100	6,283,909
Toho Titanium Co. Ltd.(b)	142,400	1,452,327
Toho Zinc Co. Ltd.	68,500	2,191,175
Tohoku Electric Power Co. Inc.	1,562,600	19,772,210
Tokai Carbon Co. Ltd.(b)	706,700	11,058,723
Tokai Corp./Gifu	42,900	865,565
TOKAI Holdings Corp.	491,800	4,109,409
Tokai Rika Co. Ltd.	209,600	3,829,650
Tokai Tokyo Financial Holdings Inc.	1,053,100	5,440,231
Token Corp.	35,010	2,264,614
Tokio Marine Holdings Inc.	2,356,100	111,609,681
Tokuyama Corp.	230,000	5,164,326
Tokyo Broadcasting System Holdings Inc.	166,300	3,091,555
Tokyo Century Corp.	151,100	8,100,261
Tokyo Dome Corp.	434,200	3,824,330
Tokyo Electric Power Co. Holdings Inc.(a)	5,165,000	26,453,148
Tokyo Electron Ltd.	555,900	77,261,012
Tokyo Gas Co. Ltd.	1,374,000	33,858,438
Tokyo Kiraboshi Financial Group Inc.	98,100	1,588,133
Tokyo Ohka Kogyo Co. Ltd.	145,200	3,898,418
Tokyo Seimitsu Co. Ltd.	163,700	3,938,199
Tokyo Steel Manufacturing Co. Ltd.	482,800	3,803,192
Tokyo Tatemono Co. Ltd.	727,400	7,844,099
Tokyotokeiba Co. Ltd.	76,600	2,708,201
Tokyu Construction Co. Ltd.	370,700	3,357,010
Tokyu Corp.	1,762,900	29,101,792
Tokyu Fudosan Holdings Corp.	1,817,300	10,241,485
Tokyu REIT Inc.	3,155	4,442,244
TOMONY Holdings Inc.	596,200	2,319,187
Tomy Co. Ltd.	358,800	4,187,139
Topcon Corp.	405,200	5,895,516
Toppan Forms Co. Ltd.	165,200	1,504,812
Toppan Printing Co. Ltd.	957,600	13,567,874
Topre Corp.	145,600	3,031,855
Topy Industries Ltd.	58,700	1,581,215
Toray Industries Inc.	4,918,300	34,947,364
Toridoll Holdings Corp.(b)	108,000	1,828,789
Torii Pharmaceutical Co. Ltd.	32,800	722,818
Toshiba Corp.(a)	2,303,200	68,980,692
Toshiba Machine Co. Ltd.	125,300	2,378,207
Toshiba Plant Systems & Services Corp.	202,100	4,133,151
Toshiba TEC Corp.	137,100	4,093,988
Tosoh Corp.	986,300	13,048,123
Totetsu Kogyo Co. Ltd.	107,200	2,647,347
TOTO Ltd.	504,700	18,112,046
Towa Bank Ltd. (The)	117,800	961,356
Toyo Ink SC Holdings Co. Ltd.	167,200	3,894,987
Toyo Seikan Group Holdings Ltd.	639,000	13,085,189
Toyo Suisan Kaisha Ltd.	331,900	11,440,264
Toyo Tanso Co. Ltd.	53,300	1,381,441

27

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Toyo Tire & Rubber Co. Ltd.	385,600	$6,457,702
Toyobo Co. Ltd.	318,000	4,525,347
Toyoda Gosei Co. Ltd.	246,600	5,320,730
Toyota Boshoku Corp.	260,200	4,350,693
Toyota Industries Corp.	546,300	26,866,023
Toyota Motor Corp.	8,034,900	470,965,961
Toyota Tsusho Corp.	755,900	27,361,229
TPR Co. Ltd.	88,100	2,147,562
Transcosmos Inc.	94,000	2,129,795
Trend Micro Inc./Japan	436,800	25,235,355
Trusco Nakayama Corp.	176,800	4,457,011
TS Tech Co. Ltd.	186,700	5,376,589
TSI Holdings Co. Ltd.	257,900	1,757,344
Tsubaki Nakashima Co. Ltd.	195,500	3,603,208
Tsubakimoto Chain Co.	103,300	3,981,702
Tsumura & Co.	229,100	7,145,736
Tsuruha Holdings Inc.	132,400	13,796,677
TV Asahi Holdings Corp.	80,700	1,506,667
UACJ Corp.(b)	111,500	2,443,308
Ube Industries Ltd.	384,100	8,399,794
Ulvac Inc.	173,100	5,652,151
Unicharm Corp.	1,450,900	39,494,615
Unipres Corp.	177,600	3,185,170
United Arrows Ltd.	92,400	3,479,686
United Super Markets Holdings Inc.	235,700	2,585,589
United Urban Investment Corp.	11,064	16,852,613
Unitika Ltd.(a)	332,900	1,699,086
Universal Entertainment Corp.(a)(b)	101,900	3,088,016
Unizo Holdings Co. Ltd.	132,000	2,485,490
Ushio Inc.	439,300	5,321,192
USS Co. Ltd.	816,400	14,735,783
UT Group Co. Ltd.(a)	102,000	3,068,451
V Technology Co. Ltd.	19,400	2,506,331
Valor Holdings Co. Ltd.	154,500	3,319,857
Vital KSK Holdings Inc.	88,900	929,529
VT Holdings Co. Ltd.	352,200	1,466,785
Wacoal Holdings Corp.	215,800	5,946,905
WATAMI Co. Ltd.(b)	93,100	1,066,663
Welcia Holdings Co. Ltd.	185,200	9,452,412
West Japan Railway Co.	569,300	38,222,375
Xebio Holdings Co. Ltd.	128,200	1,778,931
Yahoo Japan Corp.	9,993,600	31,436,161
Yakult Honsha Co. Ltd.	399,900	28,383,315
Yamada Denki Co. Ltd.(b)	2,208,300	10,409,956
Yamagata Bank Ltd. (The)	37,000	750,786
Yamaguchi Financial Group Inc.	785,400	8,302,532
Yamaha Corp.	523,800	23,090,736
Yamaha Motor Co. Ltd.	1,000,800	23,775,152
YA-MAN Ltd.	121,100	1,954,039
Yamanashi Chuo Bank Ltd. (The)	42,000	601,409
Yamato Holdings Co. Ltd.	1,098,000	30,063,533
Yamato Kogyo Co. Ltd.	132,900	3,497,523
Yamazaki Baking Co. Ltd.	485,700	8,762,440
Yamazen Corp.	282,200	3,093,185
Yaoko Co. Ltd.	68,300	3,728,040
Yaskawa Electric Corp.	859,200	24,857,454
Yellow Hat Ltd.	43,500	1,069,239
Yodogawa Steel Works Ltd.	52,300	1,138,176
Yokogawa Electric Corp.	816,200	16,062,914
Yokohama Reito Co. Ltd.(b)	231,700	1,839,557

Security	Shares	Value
Japan (continued)
Yokohama Rubber Co. Ltd. (The)	460,000	$8,934,651
Yondoshi Holdings Inc.	67,400	1,432,149
Yonex Co. Ltd.(b)	196,400	1,134,667
Yoshinoya Holdings Co. Ltd.(b)	293,900	4,828,236
Yuasa Trading Co. Ltd.	48,500	1,592,242
Zenkoku Hosho Co. Ltd.	196,000	7,103,274
Zenrin Co. Ltd.	141,600	3,521,964
Zensho Holdings Co. Ltd.	341,900	6,628,658
Zeon Corp.	617,800	5,983,389
ZOZO Inc.	737,000	17,756,440

		14,001,485,678
Netherlands — 3.4%
Aalberts Industries NV	379,170	13,941,116
ABN AMRO Group NV, CVA(c)	1,455,599	35,789,065
Accell Group NV	107,729	1,874,877
Aegon NV	6,259,469	38,496,939
AerCap Holdings NV(a)	438,900	21,980,112
Akzo Nobel NV	880,327	74,090,886
AMG Advanced Metallurgical Group NV	114,434	5,481,999
Arcadis NV(b)	308,500	4,177,072
ArcelorMittal	2,313,200	57,766,179
ASM International NV	192,479	8,285,172
ASML Holding NV	1,454,522	248,723,008
ASR Nederland NV	536,498	24,412,411
BE Semiconductor Industries NV	315,066	6,757,733
BinckBank NV	501,113	2,430,123
Boskalis Westminster(b)	322,304	9,297,645
Brunel International NV	144,620	1,794,285
Constellium NV, Class A(a)(b)	453,427	4,108,049
Corbion NV	227,687	6,924,200
COSMO Pharmaceuticals NV(a)(b)	37,801	4,765,053
Eurocommercial Properties NV	175,227	6,492,286
Euronext NV(c)	206,822	12,759,789
EXOR NV	389,117	22,062,076
Flow Traders(c)	117,324	3,738,101
Fugro NV, CVA(a)(b)	343,160	4,432,517
Gemalto NV(a)	275,964	15,746,608
Heineken Holding NV	415,989	36,057,213
Heineken NV	883,410	79,675,399
IMCD NV	196,952	13,378,224
ING Groep NV	13,630,468	161,853,062
Intertrust NV(c)	255,556	4,126,196
InterXion Holding NV(a)	278,068	16,369,863
Koninklijke Ahold Delhaize NV	4,404,737	100,963,579
Koninklijke BAM Groep NV(b)	1,083,250	3,732,450
Koninklijke DSM NV	627,709	55,034,617
Koninklijke KPN NV	11,518,831	30,488,083
Koninklijke Philips NV	3,312,594	123,559,718
Koninklijke Vopak NV	263,715	11,952,086
NN Group NV	1,077,894	46,409,674
NSI NV	86,257	3,406,011
NXP Semiconductors NV	1,219,527	91,452,330
OCI NV(a)	275,966	7,860,854
Pharming Group NV(a)(b)	2,406,950	2,623,560
PostNL NV	1,640,517	4,862,587
Randstad NV	426,334	21,520,212
Rhi Magnesita NV(b)	107,262	5,371,765
SBM Offshore NV	636,583	11,021,159
Signify NV(c)	426,725	10,540,312
SNS REAAL NV(a)(b)(d)	3,991	—

28

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
Takeaway.com NV(a)(c)	85,770	$5,053,446
TKH Group NV	157,962	7,993,191
TomTom NV(a)	620,021	5,195,797
Unilever NV, CVA	5,496,803	295,992,815
Vastned Retail NV	95,810	3,799,511
Wereldhave NV	149,625	5,152,093
Wessanen(b)	316,386	3,317,742
Wolters Kluwer NV	1,023,634	58,176,970

		1,863,267,820
New Zealand — 0.3%
a2 Milk Co. Ltd.(a)(b)	2,627,766	17,879,998
Air New Zealand Ltd.	2,144,264	3,920,571
Argosy Property Ltd.	2,460,099	1,718,895
Auckland International Airport Ltd.	3,303,013	15,076,500
Chorus Ltd.	1,412,040	4,379,794
Contact Energy Ltd.	2,462,239	8,987,835
Fisher & Paykel Healthcare Corp. Ltd.	2,032,624	18,051,322
Fletcher Building Ltd.(a)	3,063,159	12,081,463
Freightways Ltd.	466,576	2,248,494
Genesis Energy Ltd.	1,805,533	2,758,890
Goodman Property Trust	2,721,155	2,665,371
Infratil Ltd.	2,026,144	4,524,905
Kiwi Property Group Ltd.	3,894,353	3,344,061
Mercury NZ Ltd.	2,829,204	6,281,397
Meridian Energy Ltd.	4,545,176	9,304,677
Metlifecare Ltd.	539,402	2,049,975
Precinct Properties New Zealand Ltd.	3,468,016	3,193,105
Ryman Healthcare Ltd.	1,637,253	12,936,424
Sky Network Television Ltd.	1,402,233	2,051,074
SKYCITY Entertainment Group Ltd.	2,297,445	5,745,885
Spark New Zealand Ltd.	6,316,270	16,291,866
Summerset Group Holdings Ltd.(b)	1,054,212	4,584,746
Trade Me Group Ltd.	1,319,255	4,178,145
Z Energy Ltd.	1,461,285	5,820,735

		170,076,128
Norway — 1.0%
Aker ASA, Class A	105,863	8,073,597
Aker BP ASA	403,696	13,352,547
Aker Solutions ASA(a)	740,941	4,901,435
Atea ASA	387,789	5,130,564
Austevoll Seafood ASA	420,195	6,779,153
Bakkafrost P/F	167,500	9,434,262
Borr Drilling Ltd.(a)(b)	1,464,889	5,716,674
Borregaard ASA	467,290	4,225,372
BW LPG Ltd.(a)(b)(c)	478,172	2,269,410
DNB ASA	3,421,566	62,101,487
DNO ASA	2,770,205	5,349,280
Entra ASA(c)	635,195	8,630,541
Equinor ASA	4,111,943	107,287,860
Frontline Ltd./Bermuda(a)(b)	526,272	3,822,617
Gjensidige Forsikring ASA	752,745	11,696,500
Golden Ocean Group Ltd.(b)	399,945	3,009,717
Hoegh LNG Holdings Ltd.(b)	245,469	1,146,308
Leroy Seafood Group ASA	1,212,897	11,209,804
Marine Harvest ASA	1,481,810	35,965,620
Nordic Semiconductor ASA(a)(b)	730,471	3,128,746
Norsk Hydro ASA	4,847,993	25,240,861
Norwegian Air Shuttle ASA(a)(b)	132,503	3,389,449
Norwegian Finans Holding ASA(a)	566,306	5,076,908

Security	Shares	Value
Norway (continued)
Norwegian Property ASA	1,139,413	$1,401,737
Orkla ASA	2,921,918	25,287,517
Petroleum Geo-Services ASA(a)	1,180,842	3,700,602
Protector Forsikring ASA(a)(b)	377,861	1,753,321
Salmar ASA	194,919	10,319,985
Schibsted ASA, Class B	354,438	11,259,430
SpareBank 1 SMN	713,555	7,301,142
Stolt-Nielsen Ltd.	103,044	1,390,275
Storebrand ASA	1,735,093	14,483,623
Subsea 7 SA	943,526	11,949,904
Telenor ASA	2,633,447	48,455,086
TGS NOPEC Geophysical Co. ASA	401,142	13,501,933
Wallenius Wilhelmsen ASA(a)(b)	421,302	1,448,626
Yara International ASA	645,371	27,849,786

		527,041,679
Portugal — 0.2%
Altri SGPS SA	421,172	3,698,368
Banco Comercial Portugues SA, Class R(a)	35,400,701	9,554,380
CTT-Correios de Portugal SA	656,719	2,522,482
EDP — Energias de Portugal SA	9,110,838	32,042,686
Galp Energia SGPS SA	1,792,873	31,273,615
Jeronimo Martins SGPS SA	884,584	10,884,733
Navigator Co. SA (The)	953,448	4,753,336
NOS SGPS SA	946,066	5,316,820
REN — Redes Energeticas Nacionais SGPS SA	2,003,793	5,344,514
Sonae SGPS SA	4,047,399	4,056,231

		109,447,165
Singapore — 1.3%
Accordia Golf Trust	5,110,600	1,826,796
Ascendas REIT	8,651,000	15,742,721
Ascott Residence Trust(b)	5,328,963	4,040,592
Asian Pay Television Trust(b)	7,853,700	1,786,479
Cache Logistics Trust	6,871,398	3,398,980
CapitaLand Commercial Trust	9,602,655	11,996,384
CapitaLand Ltd.	9,687,000	21,965,035
CapitaLand Mall Trust	8,330,100	12,692,454
CapitaLand Retail China Trust	3,001,720	2,969,639
CDL Hospitality Trusts	4,123,200	4,317,331
Chip Eng Seng Corp. Ltd.(b)	5,164,700	2,498,808
City Developments Ltd.	1,606,900	9,178,639
ComfortDelGro Corp. Ltd.	7,738,700	12,573,711
COSCO Shipping International Singapore Co. Ltd.(a)(b)	4,985,000	1,277,928
DBS Group Holdings Ltd.	6,350,600	107,585,988
ESR-REIT(b)	7,551,023	2,644,603
First REIT	1,921,600	1,665,165
First Resources Ltd.(b)	1,946,600	2,220,991
Frasers Centrepoint Trust	2,458,500	3,834,749
Frasers Commercial Trust	3,372,200	3,336,160
Genting Singapore Ltd.	21,682,500	13,778,596
Golden Agri-Resources Ltd.	26,062,100	4,799,130
Hutchison Port Holdings Trust, Class U	21,398,400	5,242,608
Jardine Cycle & Carriage Ltd.	418,932	9,157,331
Kenon Holdings Ltd./Singapore(b)	82,621	1,319,379
Keppel Corp. Ltd.	5,189,400	23,233,882
Keppel REIT	7,394,480	6,033,913
Lippo Malls Indonesia Retail Trust	11,374,000	1,971,230
M1 Ltd./Singapore	1,964,500	2,993,281
Mapletree Commercial Trust	7,700,453	8,952,722

29

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Singapore (continued)
Mapletree Industrial Trust	5,045,300	$6,740,183
Mapletree Logistics Trust	8,039,980	7,025,113
Mapletree North Asia Commercial Trust	9,277,900	7,570,788
NetLink NBN Trust	17,986,500	10,131,044
OUE Hospitality Trust(b)	5,290,400	2,597,828
Oversea-Chinese Banking Corp. Ltd.	11,137,900	86,381,460
Parkway Life REIT	1,879,700	3,529,188
Raffles Medical Group Ltd.(b)	4,576,000	3,469,671
Sabana Shari’ah Compliant Industrial REIT	5,904,380	1,705,482
SATS Ltd.	2,546,100	9,156,252
Sembcorp Industries Ltd.	3,841,700	7,823,219
Sembcorp Marine Ltd.(b)	3,327,700	3,844,830
Singapore Airlines Ltd.	1,993,600	13,647,695
Singapore Exchange Ltd.	2,870,600	14,178,873
Singapore Post Ltd.(b)	5,989,500	4,498,180
Singapore Press Holdings Ltd.	3,223,600	6,168,790
Singapore Technologies Engineering Ltd.	5,955,400	15,266,948
Singapore Telecommunications Ltd.	28,288,900	64,552,949
Soilbuild Business Space REIT	5,030,790	2,070,732
Starhill Global REIT	6,971,700	3,373,078
StarHub Ltd.	2,646,700	3,593,151
Suntec REIT	8,928,200	11,411,694
United Engineers Ltd.	1,937,500	3,679,683
United Overseas Bank Ltd.	4,749,000	83,608,189
UOL Group Ltd.	2,082,300	9,067,208
Venture Corp. Ltd.	1,016,000	11,239,977
Wilmar International Ltd.	7,003,200	15,980,728
Wing Tai Holdings Ltd.(b)	1,812,000	2,525,390
Yangzijiang Shipbuilding Holdings Ltd.	10,199,300	9,132,822
Yanlord Land Group Ltd.	3,897,500	3,546,252

		732,552,622
Spain — 2.9%
Acciona SA(b)	108,436	9,163,149
Acerinox SA	594,034	6,641,854
ACS Actividades de Construccion y Servicios SA	931,543	34,947,085
Aena SME SA(c)	233,459	37,337,082
Almirall SA	286,637	5,199,630
Amadeus IT Group SA	1,553,126	125,260,328
Applus Services SA	604,756	8,236,326
Atresmedia Corp. de Medios de Comunicacion SA	455,925	2,573,629
Banco Bilbao Vizcaya Argentaria SA	23,388,069	129,451,714
Banco de Sabadell SA	20,610,995	27,206,568
Banco Santander SA	57,065,136	271,238,724
Bankia SA	4,859,535	15,301,434
Bankinter SA	2,475,252	20,316,399
Bolsas y Mercados Espanoles SHMSF SA	263,430	7,802,247
CaixaBank SA	12,667,264	51,396,792
Cellnex Telecom SA(b)(c)	618,962	15,435,934
Cia. de Distribucion Integral Logista Holdings SA	215,539	5,206,693
Cie. Automotive SA	305,082	8,088,748
Codere SA/Spain(a)	123,423	797,113
Construcciones y Auxiliar de Ferrocarriles SA	109,234	4,109,082
Corp. Financiera Alba SA	74,156	3,566,752
Distribuidora Internacional de Alimentacion SA(b)	2,117,117	1,599,039
Ebro Foods SA	284,180	5,583,307
Enagas SA	368,244	9,780,074
Ence Energia y Celulosa SA	898,268	7,557,032
Endesa SA	1,087,010	22,760,635
Euskaltel SA(c)	455,772	3,821,450
Faes Farma SA	1,224,210	5,153,041

Security	Shares	Value
Spain (continued)
Ferrovial SA	1,779,499	$35,687,809
Fluidra SA	87,993	1,064,800
Gestamp Automocion SA(b)(c)	623,161	3,954,005
Global Dominion Access SA(a)(c)	267,577	1,431,000
Grifols SA	1,061,965	30,310,091
Grupo Catalana Occidente SA	175,886	7,273,995
Iberdrola SA	20,688,232	146,645,584
Indra Sistemas SA(a)	537,918	5,323,875
Industria de Diseno Textil SA	3,832,627	108,259,921
Inmobiliaria Colonial SOCIMI SA	1,066,014	10,719,638
International Consolidated Airlines Group SA	2,364,342	18,270,210
Lar Espana Real Estate SOCIMI SA	473,885	4,698,182
Liberbank SA(a)	7,246,403	3,400,803
Mapfre SA	4,665,203	13,975,935
Masmovil Ibercom SA(a)	48,230	6,262,543
Mediaset Espana Comunicacion SA	641,658	4,370,906
Melia Hotels International SA	465,373	4,787,799
Merlin Properties SOCIMI SA	1,257,158	15,782,598
Naturgy Energy Group SA	1,200,852	29,552,769
Neinor Homes SA(a)(b)(c)	340,999	5,486,436
Papeles y Cartones de Europa SA	149,232	2,823,757
Prosegur Cia. de Seguridad SA	1,141,674	6,348,857
Red Electrica Corp. SA	1,461,469	30,303,275
Repsol SA	4,804,587	86,148,685
Sacyr SA(b)	1,648,414	3,987,613
Siemens Gamesa Renewable Energy SA(a)(b)	896,022	9,941,203
Tecnicas Reunidas SA(b)	130,917	3,522,967
Telefonica SA	16,326,138	133,890,854
Tubacex SA(a)	770,638	2,733,025
Unicaja Banco SA(c)	3,918,536	5,021,521
Viscofan SA	169,694	10,151,946
Zardoya Otis SA	775,471	5,315,814

		1,602,980,277
Sweden — 2.9%
AAK AB	716,568	10,819,434
AF AB, Class B	283,721	6,093,683
Ahlsell AB(c)	1,195,988	6,061,267
Alfa Laval AB	1,080,449	27,626,829
Arjo AB, Class B	884,743	3,010,548
Assa Abloy AB, Class B	3,494,068	69,768,965
Atlas Copco AB, Class A	2,373,703	58,851,067
Atlas Copco AB, Class B	1,357,757	31,159,615
Attendo AB(c)	453,314	4,104,263
Avanza Bank Holding AB	113,016	6,051,624
Axfood AB	435,926	7,786,352
Betsson AB	490,440	4,266,002
Bilia AB, Class A	362,128	3,397,538
BillerudKorsnas AB(b)	663,634	7,878,189
BioGaia AB, Class B	60,045	2,434,070
Boliden AB	956,495	21,888,129
Bonava AB, Class B	359,267	4,064,489
Bravida Holding AB(c)	901,900	6,636,189
Castellum AB	939,678	16,228,998
Cloetta AB, Class B	966,243	2,917,854
Com Hem Holding AB	624,844	9,762,653
Dometic Group AB(c)	1,129,893	7,911,983
Electrolux AB, Series B	859,854	17,893,829
Elekta AB, Class B	1,357,921	17,242,003
Epiroc AB, Class A(a)	2,328,965	20,477,218
Epiroc AB, Class B(a)	1,467,976	12,115,215

30

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Essity AB, Class B	2,116,573	$48,377,091
Evolution Gaming Group AB(c)	88,179	6,642,586
Fabege AB	949,254	12,141,295
Fastighets AB Balder, Class B(a)	419,612	10,550,328
Getinge AB, Class B	841,551	8,277,671
Granges AB	306,627	3,247,535
Hansa Medical AB(a)	113,840	4,000,723
Hemfosa Fastigheter AB	628,053	7,771,896
Hennes & Mauritz AB, Class B	3,090,770	54,695,574
Hexagon AB, Class B	905,828	44,460,370
Hexpol AB	971,939	9,007,214
Hoist Finance AB(c)	316,486	2,541,667
Holmen AB, Class B	388,396	8,911,303
Hufvudstaden AB, Class A	415,798	6,155,286
Husqvarna AB, Class B	1,549,133	11,715,491
ICA Gruppen AB(b)	286,445	10,151,267
Industrivarden AB, Class C	607,080	12,633,524
Indutrade AB	360,881	8,670,905
Intrum AB(b)	303,409	7,748,138
Investor AB, Class B	1,582,489	68,686,432
Inwido AB	273,149	1,824,540
JM AB(b)	330,825	6,296,378
Kindred Group PLC	964,274	10,299,291
Kinnevik AB, Class B	881,758	24,495,154
Klovern AB, Class B	2,247,558	2,599,285
Kungsleden AB	820,533	5,750,204
L E Lundbergforetagen AB, Class B	287,702	8,889,465
Lindab International AB	316,180	2,214,024
Loomis AB, Class B	273,954	8,482,661
Lundin Petroleum AB	701,514	21,445,235
Mekonomen AB(b)	105,314	1,232,929
Mekonomen AB, New(a)(b)	59,513	696,729
Millicom International Cellular SA, SDR	248,278	14,044,195
Modern Times Group MTG AB, Class B	268,324	9,928,901
Mycronic AB(b)	319,643	4,011,406
NCC AB, Class B	392,160	5,856,849
NetEnt AB	779,531	4,008,661
Nibe Industrier AB, Class B	1,434,360	15,000,069
Nobia AB	539,565	3,438,807
Nobina AB(c)	291,624	1,949,542
Nolato AB, Class B	85,495	3,942,815
Pandox AB	321,344	5,498,890
Peab AB	750,695	6,620,132
Radisson Hospitality AB(a)	437,901	1,693,688
Ratos AB, Class B	852,401	2,305,475
Saab AB, Class B	247,449	9,708,766
Sandvik AB	3,926,286	62,246,993
Scandic Hotels Group AB(c)	331,074	3,030,115
Securitas AB, Class B	1,102,442	18,931,504
Skandinaviska Enskilda Banken AB, Class A	5,611,358	58,178,308
Skanska AB, Class B	1,199,055	18,898,199
SKF AB, Class B	1,373,066	22,083,953
SSAB AB, Class A	851,406	3,404,804
SSAB AB, Class B	1,968,620	6,394,994
Starbreeze AB(a)(b)	796,161	571,443
Svenska Cellulosa AB SCA, Class B	2,155,657	20,429,884
Svenska Handelsbanken AB, Class A	5,246,595	57,140,395
Sweco AB, Class B	296,809	6,702,778
Swedbank AB, Class A	3,148,040	70,988,221
Swedish Match AB	664,073	33,880,460

Security	Shares	Value
Sweden (continued)
Swedish Orphan Biovitrum AB(a)	677,653	$13,850,080
Tele2 AB, Class B	1,270,717	14,459,399
Telefonaktiebolaget LM Ericsson, Class B	10,913,806	95,266,086
Telia Co. AB	9,592,377	43,303,552
Thule Group AB(c)	417,582	8,283,381
Trelleborg AB, Class B	909,711	16,452,972
Vitrolife AB	262,612	3,897,934
Volvo AB, Class B	5,446,970	81,528,441
Wallenstam AB, Class B	752,748	6,790,603
Wihlborgs Fastigheter AB	577,510	6,536,061

		1,588,318,953
Switzerland — 8.0%
ABB Ltd., Registered	6,506,916	131,315,633
Adecco Group AG, Registered	592,850	29,079,649
Allreal Holding AG, Registered	45,171	6,942,476
Arbonia AG, Registered(a)	239,428	3,008,619
Ascom Holding AG, Registered	211,025	3,373,379
Autoneum Holding AG(b)	15,414	2,988,100
Baloise Holding AG, Registered	167,445	24,003,946
Banque Cantonale Vaudoise, Registered	11,744	8,791,363
Barry Callebaut AG, Registered	8,014	15,687,013
Basilea Pharmaceutica AG, Registered(a)(b)	68,215	3,298,516
BKW AG	75,983	4,826,835
Bobst Group SA Registered	37,892	2,870,435
Bossard Holding AG, Class A, Registered	29,215	4,774,775
Bucher Industries AG, Registered	28,111	7,769,021
Burckhardt Compression Holding AG	13,772	4,572,868
Cembra Money Bank AG	114,786	9,642,526
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,875	26,773,288
Chocoladefabriken Lindt & Spruengli AG, Registered	358	28,614,375
Cie. Financiere Richemont SA, Registered	1,862,146	136,435,193
Clariant AG, Registered	776,123	16,750,801
Coca-Cola HBC AG	704,319	20,788,689
Comet Holding AG, Registered(b)	28,184	2,852,303
Conzzeta AG, Registered	5,847	5,237,247
Credit Suisse Group AG, Registered	9,095,139	119,532,496
Daetwyler Holding AG, Bearer	31,169	4,740,886
dormakaba Holding AG(b)	12,049	8,708,244
Dufry AG, Registered(b)	129,449	14,612,719
EFG International AG	396,743	2,804,297
Emmi AG, Registered	8,112	5,903,155
EMS-Chemie Holding AG, Registered	29,662	16,365,851
Flughafen Zurich AG, Registered	69,289	13,721,412
Forbo Holding AG, Registered	4,198	6,172,425
Galenica AG(c)	203,757	10,938,342
GAM Holding AG	621,371	3,613,699
Geberit AG, Registered	129,452	50,743,537
Georg Fischer AG, Registered	15,329	14,286,646
Givaudan SA, Registered	31,857	77,401,837
Helvetia Holding AG, Registered	25,549	15,671,272
Huber & Suhner AG, Registered	74,417	5,104,656
Idorsia Ltd.(a)(b)	355,514	6,895,395
Implenia AG, Registered	75,860	4,223,243
Inficon Holding AG, Registered	10,093	4,848,332
Intershop Holdings AG	6,464	3,180,913
Julius Baer Group Ltd.	805,969	36,889,167
Komax Holding AG, Registered	19,237	5,278,270
Kudelski SA, Bearer	15,475	109,074
Kuehne + Nagel International AG, Registered	180,541	25,145,436

31

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
LafargeHolcim Ltd., Registered	1,726,584	$80,072,715
Landis+Gyr Group AG(b)	105,127	6,385,585
Leonteq AG(a)(b)	43,310	2,047,742
Logitech International SA, Registered	568,708	21,071,426
Lonza Group AG, Registered	265,424	83,566,737
Mobilezone Holding AG, Registered	316,831	3,521,394
Mobimo Holding AG, Registered	28,574	6,377,237
Nestle SA, Registered	10,962,292	927,637,235
Novartis AG, Registered	7,641,400	670,322,235
OC Oerlikon Corp. AG, Registered	805,223	9,597,996
Oriflame Holding AG	162,563	3,845,435
Panalpina Welttransport Holding AG, Registered(b)	38,036	4,650,987
Pargesa Holding SA, Bearer	142,546	10,479,448
Partners Group Holding AG	63,334	45,175,609
PSP Swiss Property AG, Registered	136,033	13,151,615
Rieter Holding AG, Registered(b)	19,615	2,651,993
Roche Holding AG, NVS	2,478,613	603,944,772
Schindler Holding AG, Participation Certificates, NVS	140,703	29,710,028
Schindler Holding AG, Registered	77,565	16,131,423
Schmolz + Bickenbach AG, Registered(a)	2,155,842	1,583,823
Schweiter Technologies AG, Bearer	4,453	5,064,352
SFS Group AG	69,603	6,843,361
SGS SA, Registered	18,589	44,204,084
Siegfried Holding AG, Registered	19,516	7,838,218
Sika AG, Registered	455,161	58,461,876
Sonova Holding AG, Registered	196,414	32,130,355
St Galler Kantonalbank AG, Class A, Registered	11,168	5,506,838
Straumann Holding AG, Registered	37,124	25,373,049
Sulzer AG, Registered	71,673	7,210,764
Sunrise Communications Group AG(c)	127,984	11,285,596
Swatch Group AG (The), Bearer	108,307	36,694,528
Swatch Group AG (The), Registered	200,788	13,423,793
Swiss Life Holding AG, Registered	121,018	45,741,171
Swiss Prime Site AG, Registered	266,154	21,643,699
Swiss Re AG	1,075,734	97,274,843
Swisscom AG, Registered	84,690	38,846,770
Swissquote Group Holding SA, Registered	68,680	3,577,723
Tecan Group AG, Registered	46,298	10,457,208
Temenos AG, Registered	216,986	29,876,291
u-blox Holding AG(b)	28,609	3,589,279
UBS Group AG, Registered	13,553,966	189,855,235
Valiant Holding AG, Registered	69,780	7,894,387
Valora Holding AG, Registered	15,469	3,875,324
VAT Group AG(c)	102,699	10,332,179
Vifor Pharma AG	170,007	24,599,382
Vontobel Holding AG, Registered	105,237	6,538,734
VZ Holding AG	10,724	3,043,744
Ypsomed Holding AG, Registered(b)	17,443	2,344,461
Zehnder Group AG, Registered	62,024	2,484,906
Zurich Insurance Group AG	527,084	164,114,434

		4,419,340,373
United Kingdom — 17.5%
3i Group PLC	3,402,883	38,184,418
888 Holdings PLC	1,436,162	3,400,357
Abcam PLC	703,980	10,794,121
accesso Technology Group PLC(a)	122,164	3,168,728
Admiral Group PLC	715,563	18,405,066
Advanced Medical Solutions Group PLC(b)	1,312,460	4,812,976
Aggreko PLC	925,161	10,147,353
Allied Minds PLC(a)	537,106	408,341

Security	Shares	Value
United Kingdom (continued)
Anglo American PLC	3,795,111	$81,233,820
Antofagasta PLC	1,347,150	13,508,921
AO World PLC(a)(b)	1,236,742	2,108,049
Ascential PLC	1,579,598	7,605,070
Ashmore Group PLC	1,429,889	6,434,835
Ashtead Group PLC	1,731,088	42,811,264
ASOS PLC(a)	198,442	13,834,188
Associated British Foods PLC	1,260,902	38,441,250
Assura PLC	8,764,094	5,867,918
AstraZeneca PLC	4,468,257	341,987,864
Auto Trader Group PLC(c)	3,365,573	17,614,272
AVEVA Group PLC	251,963	8,428,536
Aviva PLC	14,039,604	76,869,032
B&M European Value Retail SA	3,249,513	17,305,801
Babcock International Group PLC	947,214	7,397,367
BAE Systems PLC	11,117,744	74,693,529
Balfour Beatty PLC	2,574,849	8,656,022
Bank of Georgia Group PLC	148,616	2,961,207
Barclays PLC	60,325,187	132,963,826
Barratt Developments PLC	3,670,876	24,108,965
BBA Aviation PLC	3,669,433	11,262,056
Beazley PLC	1,991,804	13,425,015
Bellway PLC	455,811	16,721,057
Berkeley Group Holdings PLC	465,641	20,829,990
BHP Billiton PLC	7,406,603	147,862,153
Big Yellow Group PLC	580,232	6,394,499
Blue Prism Group PLC(a)(b)	208,797	4,626,143
Bodycote PLC	702,734	7,142,938
boohoo Group PLC(a)	2,799,678	7,616,045
Bovis Homes Group PLC	543,857	6,733,707
BP PLC	70,025,984	507,595,464
Brewin Dolphin Holdings PLC	1,408,188	5,923,334
British American Tobacco PLC	8,114,067	351,829,435
British Land Co. PLC (The)	3,184,865	24,091,202
Britvic PLC	969,125	9,794,945
BT Group PLC	29,659,676	91,162,766
BTG PLC(a)	1,372,321	9,679,223
Bunzl PLC	1,148,743	33,920,993
Burberry Group PLC	1,486,398	34,395,315
Burford Capital Ltd.	706,684	14,971,162
Cairn Energy PLC(a)	2,661,382	6,716,145
Capita PLC(a)	6,016,079	9,889,380
Capital & Counties Properties PLC	2,722,420	8,706,863
Card Factory PLC	1,289,697	3,037,098
Carnival PLC	634,729	34,573,982
Centamin PLC	4,105,135	5,219,108
Centrica PLC	19,788,461	37,219,073
Chemring Group PLC	1,385,605	3,229,312
Cineworld Group PLC	3,570,420	13,439,954
Clinigen Healthcare Ltd., NVS(a)	472,943	5,481,025
Close Brothers Group PLC	523,748	9,850,900
Coats Group PLC	5,230,414	5,379,943
Cobham PLC(a)	8,589,395	11,814,690
Coca-Cola European Partners PLC, NVS	761,135	34,624,031
Compass Group PLC	5,501,642	108,257,695
Computacenter PLC	293,827	4,122,302
ConvaTec Group PLC(c)	4,980,192	10,308,769
Countryside Properties PLC(c)	1,725,327	6,604,789
Crest Nicholson Holdings PLC	1,232,068	5,365,127
Croda International PLC	454,363	27,983,094

32

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
CVS Group PLC	268,335	$2,878,351
CYBG PLC	4,662,093	16,012,381
Daily Mail & General Trust PLC, Class A, NVS	1,016,756	9,087,621
Dairy Crest Group PLC(b)	703,309	4,297,357
Dart Group PLC	466,001	5,061,177
DCC PLC	357,677	30,689,002
De La Rue PLC	482,635	2,950,846
Dechra Pharmaceuticals PLC	377,836	11,036,346
Derwent London PLC	359,892	13,469,060
DFS Furniture PLC	1,015,553	2,699,055
Diageo PLC	8,625,856	298,522,295
Dialog Semiconductor PLC(a)	281,117	7,421,504
Dignity PLC	190,907	2,435,654
Diploma PLC	478,907	8,046,790
Direct Line Insurance Group PLC	4,734,879	19,934,715
Dixons Carphone PLC	3,671,925	7,950,256
Domino’s Pizza Group PLC	1,816,909	6,576,964
Drax Group PLC	1,502,540	7,710,197
DS Smith PLC	4,786,740	24,030,765
Dunelm Group PLC	437,240	3,332,545
easyJet PLC	571,595	8,764,263
EI Group PLC(a)	2,257,289	4,793,623
Electrocomponents PLC	1,599,526	12,667,433
Elementis PLC	2,217,399	5,808,225
EnQuest PLC(a)(b)	8,103,250	2,826,621
Entertainment One Ltd.	1,439,664	7,523,678
Equiniti Group PLC(c)	1,425,032	3,923,897
Essentra PLC	1,016,540	4,961,735
esure Group PLC	1,397,940	4,979,973
Evraz PLC	1,314,828	9,122,513
Experian PLC	3,171,144	73,035,998
Faroe Petroleum PLC(a)	2,387,486	4,521,003
Ferguson PLC	803,040	54,208,017
Ferrexpo PLC	1,113,115	2,971,147
Fevertree Drinks PLC	388,283	13,797,331
FirstGroup PLC(a)	4,416,134	4,824,520
Fresnillo PLC	755,224	8,188,881
G4S PLC	5,632,441	15,473,225
Galliford Try PLC	449,833	5,023,524
Games Workshop Group PLC	122,083	4,788,939
GB Group PLC	423,629	2,738,936
Genus PLC	259,206	7,332,776
Georgia Capital PLC(a)	167,997	2,511,500
GlaxoSmithKline PLC	17,472,773	337,387,904
Glencore PLC	40,870,385	166,510,214
Go-Ahead Group PLC (The)	192,994	3,787,745
Gocompare.Com Group PLC	2,180,623	2,315,407
Grainger PLC	1,705,367	5,905,176
Great Portland Estates PLC	974,525	8,687,752
Greencore Group PLC	2,604,096	6,295,408
Greene King PLC	1,142,241	7,043,537
Greggs PLC	423,641	6,284,575
Gulf Keystone Petroleum Ltd.(a)	865,529	2,460,693
GVC Holdings PLC	1,966,550	23,544,546
Halfords Group PLC	837,317	3,299,514
Halma PLC	1,332,654	22,613,158
Hammerson PLC	2,788,630	15,624,503
Hansteen Holdings PLC	1,719,439	2,113,526
Hargreaves Lansdown PLC	997,100	23,799,143
Hastings Group Holdings PLC(c)	1,066,585	2,522,596

Security	Shares	Value
United Kingdom (continued)
Hays PLC	5,061,092	$10,624,965
Helical PLC	503,448	2,000,602
Hikma Pharmaceuticals PLC	559,911	13,603,826
Hill & Smith Holdings PLC	309,910	3,922,255
Hiscox Ltd.	1,032,118	21,469,873
Hochschild Mining PLC	1,072,673	2,160,077
HomeServe PLC	1,081,984	13,154,531
Howden Joinery Group PLC	2,224,085	13,330,994
HSBC Holdings PLC	70,511,109	581,026,112
Hunting PLC	677,451	5,842,886
Hurricane Energy PLC(a)	5,629,730	3,301,764
Ibstock PLC(c)	1,573,564	4,511,833
IG Group Holdings PLC	1,345,218	10,390,458
IMI PLC	965,140	12,264,245
Imperial Brands PLC	3,355,479	113,746,359
Inchcape PLC	1,545,395	10,682,736
Indivior PLC(a)	2,687,461	6,467,754
Informa PLC	4,339,816	39,570,532
Inmarsat PLC	1,649,910	9,615,371
IntegraFin Holdings PLC(a)(b)	942,897	3,252,923
InterContinental Hotels Group PLC	635,428	33,369,823
Intermediate Capital Group PLC	1,045,325	12,715,517
International Personal Finance PLC	1,070,582	2,433,558
Intertek Group PLC	566,599	33,939,789
Intu Properties PLC	3,177,113	7,960,787
Investec PLC	2,414,754	14,933,582
IQE PLC(a)(b)	2,909,129	3,364,010
ITE Group PLC	3,877,011	2,823,694
ITV PLC	12,751,364	24,268,497
IWG PLC	2,494,317	7,330,358
J D Wetherspoon PLC	379,122	5,982,623
J Sainsbury PLC	6,248,326	24,845,572
JD Sports Fashion PLC	1,613,382	8,417,097
John Laing Group PLC(c)	2,051,168	8,182,384
John Menzies PLC	388,146	2,578,957
John Wood Group PLC	2,412,999	22,020,274
Johnson Matthey PLC	677,434	25,734,020
Jupiter Fund Management PLC	1,559,731	6,716,226
Just Eat PLC(a)	1,982,669	15,392,661
Just Group PLC	3,711,791	4,209,181
KAZ Minerals PLC	914,159	6,059,928
KCOM Group PLC	3,012,460	3,545,085
Keller Group PLC	330,006	2,732,389
Keywords Studios PLC(b)	213,986	3,745,861
Kier Group PLC(b)	419,442	4,697,530
Kingfisher PLC	7,590,693	24,703,364
Ladbrokes Coral Group PLC(a)(b)(d)	4,980,657	127,281
Lancashire Holdings Ltd.	774,656	5,854,764
Land Securities Group PLC	2,436,124	26,558,037
Legal & General Group PLC	20,128,194	64,682,758
Lloyds Banking Group PLC	251,739,537	184,053,894
London Stock Exchange Group PLC	1,093,409	60,284,987
LondonMetric Property PLC	2,834,718	6,530,573
Lookers PLC	1,387,079	1,692,584
Majestic Wine PLC	391,468	1,958,275
Man Group PLC	5,757,470	11,435,842
Marks & Spencer Group PLC	5,668,538	21,439,196
Marshalls PLC	782,596	4,301,835
Marston’s PLC	2,981,018	3,786,140
McCarthy & Stone PLC(c)	1,992,125	3,436,340

33

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Mediclinic International PLC	1,311,149	$6,307,580
Meggitt PLC	2,788,804	18,878,856
Melrose Industries PLC	17,442,086	37,586,380
Merlin Entertainments PLC(c)	2,585,329	10,676,598
Metro Bank PLC(a)(b)	327,194	9,297,921
Micro Focus International PLC	1,573,510	24,498,572
Mitchells & Butlers PLC	877,579	2,915,448
Mitie Group PLC	1,483,378	2,753,995
Mondi PLC	1,293,507	30,485,489
Moneysupermarket.com Group PLC	1,919,498	7,193,586
Morgan Advanced Materials PLC	1,375,907	4,852,258
National Express Group PLC	1,584,083	8,100,293
National Grid PLC	11,635,410	123,278,322
NewRiver REIT PLC	1,139,027	3,682,140
NEX Group PLC	1,151,314	16,711,593
Next PLC	507,113	33,720,015
NMC Health PLC	402,409	18,160,764
Northgate PLC	652,917	3,143,508
Ocado Group PLC(a)	1,999,340	21,847,416
On the Beach Group PLC(c)	475,261	2,602,128
OneSavings Bank PLC	811,502	3,869,697
Ophir Energy PLC(a)	3,549,675	1,861,862
Oxford Biomedica PLC(a)	75,621	666,807
Oxford Instruments PLC	247,817	2,976,492
P2P Global Investments PLC/Fund	360,340	3,577,497
Pagegroup PLC	1,226,772	7,868,887
Paragon Banking Group PLC	1,106,027	6,014,688
Pearson PLC	2,787,423	32,004,793
Pennon Group PLC	1,456,943	13,891,321
Persimmon PLC	1,112,778	32,617,275
Petrofac Ltd.	925,232	6,835,566
Pets at Home Group PLC(b)	1,842,239	2,589,312
Phoenix Group Holdings	1,962,428	15,107,636
Playtech PLC	1,135,437	6,949,352
Plus500 Ltd.	357,636	6,187,363
Polypipe Group PLC	932,358	4,419,797
Premier Foods PLC(a)(b)	3,661,188	1,782,349
Premier Oil PLC(a)	3,045,366	4,202,512
Primary Health Properties PLC(b)	3,048,251	4,268,812
Provident Financial PLC(a)	909,063	5,928,576
Prudential PLC	9,052,488	181,656,786
Purplebricks Group PLC(a)(b)	828,916	1,882,104
PZ Cussons PLC	1,084,926	3,035,917
QinetiQ Group PLC	2,339,782	8,302,273
Quilter PLC(c)	6,718,261	9,942,284
Randgold Resources Ltd.	334,163	26,259,062
Rathbone Brothers PLC	212,013	6,236,107
RDI REIT PLC	6,609,134	2,791,012
Reckitt Benckiser Group PLC	2,361,306	191,076,592
Redde PLC	1,321,383	2,968,201
Redrow PLC	939,429	6,343,876
RELX PLC	7,026,329	139,157,272
Renewi PLC	3,529,200	2,313,339
Renishaw PLC	145,473	7,832,901
Rentokil Initial PLC	6,486,150	26,205,629
Restaurant Group PLC (The)	805,205	2,481,587
Rightmove PLC	3,417,021	19,741,307
Rio Tinto PLC	4,167,377	202,531,202
Rolls-Royce Holdings PLC	5,923,707	63,504,026
Rotork PLC	3,196,733	12,245,703

Security	Shares	Value
United Kingdom (continued)
Royal Bank of Scotland Group PLC	16,952,192	$51,205,789
Royal Dutch Shell PLC, Class A	16,129,019	515,324,203
Royal Dutch Shell PLC, Class B	13,267,509	434,832,993
Royal Mail PLC	3,182,208	14,597,172
RPC Group PLC	1,454,574	14,173,541
RPS Group PLC	1,034,289	2,072,210
RSA Insurance Group PLC	3,514,630	25,346,170
Safestore Holdings PLC	946,511	6,458,217
Saga PLC	4,131,183	6,286,833
Sage Group PLC (The)	3,912,100	27,212,835
Sanne Group PLC	496,249	3,550,859
Savills PLC	583,825	5,408,370
Schroders PLC	435,087	14,898,983
Segro PLC	3,343,048	26,253,118
Senior PLC	1,743,857	6,083,020
Serco Group PLC(a)(b)	4,251,286	5,220,228
Severn Trent PLC	798,898	19,017,346
Shaftesbury PLC	838,117	9,606,005
Shire PLC	3,232,188	193,301,218
SIG PLC	2,231,336	3,198,921
Sirius Minerals PLC(a)(b)	16,826,980	4,953,753
Smart Metering Systems PLC	369,458	2,723,871
Smith & Nephew PLC	3,054,231	49,698,875
Smiths Group PLC	1,384,755	24,726,946
Soco International PLC	878,577	942,985
Softcat PLC	453,344	3,736,228
Sophos Group PLC(c)	1,318,714	7,376,870
Sound Energy PLC(a)	2,924,480	1,270,496
Spectris PLC	432,058	11,836,207
Spirax-Sarco Engineering PLC	258,549	21,374,348
Sports Direct International PLC(a)	894,534	3,730,721
SSE PLC	3,531,267	51,505,333
SSP Group PLC	1,710,180	14,588,273
St. James’s Place PLC	1,870,010	24,216,613
St. Modwen Properties PLC	907,519	4,339,156
Stagecoach Group PLC	1,750,730	3,418,127
Standard Chartered PLC	10,145,179	71,231,672
Standard Life Aberdeen PLC	8,297,815	28,679,841
Stobart Group Ltd.	1,407,439	3,812,512
Stock Spirits Group PLC	1,036,788	2,649,511
Synthomer PLC	1,034,983	5,871,674
TalkTalk Telecom Group PLC	2,579,738	3,955,511
Tate & Lyle PLC	1,668,660	14,353,496
Taylor Wimpey PLC	11,715,001	24,174,672
Ted Baker PLC	132,919	3,111,417
Telecom Plus PLC	303,177	4,726,088
Tesco PLC	34,639,779	94,408,630
TORM PLC(a)	116,667	687,454
TP ICAP PLC	2,172,237	8,049,167
Travis Perkins PLC	908,780	12,854,409
Tritax Big Box REIT PLC	5,108,369	9,327,392
Tullow Oil PLC(a)	5,051,187	14,573,475
Ultra Electronics Holdings PLC	288,408	5,299,220
Unilever PLC	4,244,924	224,904,071
UNITE Group PLC (The)	903,987	9,846,963
United Utilities Group PLC	2,388,398	22,174,193
Vectura Group PLC(a)	2,967,094	2,695,545
Vesuvius PLC	817,738	5,684,062
Victoria PLC(a)(b)	398,375	1,934,289
Victrex PLC	297,447	10,079,264

34

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Vodafone Group PLC	93,088,107	$175,821,963
Weir Group PLC (The)	881,899	17,871,778
WH Smith PLC	403,955	10,039,182
Whitbread PLC	646,496	36,346,638
William Hill PLC	3,097,368	8,319,002
Wm Morrison Supermarkets PLC	7,749,009	24,565,107
Workspace Group PLC	460,171	5,650,519
WPP PLC	4,444,290	50,460,834

		9,666,332,243
United States — 0.0%
International Flavors & Fragrances Inc.(a)	0	14

Total Common Stocks — 98.9% (Cost: $56,722,216,551)		54,459,862,519

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	174,223	13,166,799
Biotest AG, Preference Shares, NVS	128,041	3,402,051
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(b)	41,637	2,239,010
Fuchs Petrolub SE, Preference Shares, NVS	282,059	13,083,883
Henkel AG & Co. KGaA, Preference Shares, NVS	622,041	68,069,895
Jungheinrich AG, Preference Shares, NVS	190,921	6,338,262
Porsche Automobil Holding SE, Preference Shares, NVS	565,452	36,057,757
Sartorius AG, Preference Shares, NVS(b)	129,859	18,833,494
Schaeffler AG, Preference Shares, NVS	657,654	6,953,782
Sixt SE, Preference Shares, NVS	46,239	3,185,377
STO SE & Co. KGaA, Preference Shares, NVS	6,154	635,918
Volkswagen AG, Preference Shares, NVS	651,353	109,787,137

		281,753,365
Italy — 0.0%
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	105,394	1,554,804
Telecom Italia SpA/Milano, Preference Shares, NVS	19,863,921	10,056,041

		11,610,845
United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	272,424,466	348,090

Total Preferred Stocks — 0.5% (Cost: $321,560,978)		293,712,300

Security	Shares	Value
Rights

Italy — 0.0%
Beni Stabili SpA SIIQ (Expires 11/10/18)(a)	4,597,788	$52

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(a)	56,676,554	2,202,655

Total Rights — 0.0% (Cost: $2,287,084)		2,202,707

Warrants

Spain — 0.0%
Abengoa SA, NVS (Expires 03/31/25)(a)(b)(d)	1,476,448	16,729

Total Warrants — 0.0% (Cost: $0)		16,729

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	506,712,007	506,813,350
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	67,618,168	67,618,168

		574,431,518

Total Short-Term Investments — 1.1% (Cost: $574,343,709)		574,431,518

Total Investments in Securities — 100.5% (Cost: $57,620,408,322)		55,330,225,773
Other Assets, Less Liabilities — (0.5)%		(264,407,683)

Net Assets — 100.0%		$55,065,818,090

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	717,089,533	(210,377,526)	506,712,007	$506,813,350	$5,276,939	(a)	$21,339	$(83,457)
BlackRock Cash Funds: Treasury, SL Agency Shares	85,162,144	(17,543,976)	67,618,168	67,618,168	550,277		—	—

				$574,431,518	$5,827,216		$21,339	$(83,457)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

35

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI EAFE ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	3,382	12/21/18	$306,494	$(18,597,401)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$54,458,024,744	$696,729	$1,141,046	$54,459,862,519
Preferred Stocks	293,364,210	348,090	—	293,712,300
Rights	2,202,655	52	—	2,202,707
Warrants	—	—	16,729	16,729
Money Market Funds	574,431,518	—	—	574,431,518

	$55,328,023,127	$1,044,871	$1,157,775	$55,330,225,773

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(18,597,401)	$—	$—	$(18,597,401)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

36

Schedule of Investments (unaudited) October 31, 2018	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Austria — 0.6%
ams AG(a)	21,829	$850,244
ANDRITZ AG	20,785	1,077,668
BAWAG Group AG(b)	16,462	711,397
CA Immobilien Anlagen AG	27,005	879,386
Erste Group Bank AG	79,996	3,263,019
IMMOFINANZ AG	29,508	704,121
Lenzing AG	4,600	417,744
Oesterreichische Post AG	12,351	502,115
OMV AG	39,416	2,194,159
Raiffeisen Bank International AG	42,881	1,170,930
Schoeller-Bleckmann Oilfield Equipment AG	3,849	345,400
Telekom Austria AG	59,140	439,576
UNIQA Insurance Group AG	44,449	415,494
voestalpine AG	29,550	1,050,988
Wienerberger AG	34,244	788,419

		14,810,660
Belgium — 1.8%
Ackermans & van Haaren NV	7,033	1,108,451
Ageas	49,368	2,472,948
AGFA-Gevaert NV(c)	71,861	321,129
Anheuser-Busch InBev SA/NV	195,914	14,459,794
Befimmo SA	9,406	516,354
Bekaert SA	12,365	267,034
bpost SA	28,230	428,932
Cofinimmo SA	6,745	807,804
Colruyt SA	15,994	930,021
Econocom Group SA/NV(a)	59,377	185,954
Elia System Operator SA/NV	13,002	813,201
Euronav NV	51,518	480,113
EVS Broadcast Equipment SA	12,560	279,499
Fagron	17,863	291,046
Galapagos NV(a)(c)	11,740	1,206,491
Groupe Bruxelles Lambert SA	19,083	1,776,895
Intervest Offices & Warehouses NV	15,603	405,732
KBC Ancora	15,791	730,709
KBC Group NV	63,883	4,408,100
Melexis NV	5,930	390,373
Nyrstar NV(a)(c)	42,536	76,823
Ontex Group NV(a)	23,873	458,215
Orange Belgium SA	15,976	287,091
Proximus SADP	38,427	981,820
Sofina SA	4,508	863,216
Solvay SA	19,846	2,263,266
Telenet Group Holding NV	14,683	713,376
UCB SA	33,666	2,829,614
Umicore SA	55,088	2,595,941
Warehouses De Pauw CVA	7,296	947,367

		44,297,309
Denmark — 2.7%
Ambu A/S, Series B	47,129	982,704
AP Moller — Maersk A/S, Class A	1,148	1,366,854
AP Moller — Maersk A/S, Class B, NVS	1,583	2,010,754
Bavarian Nordic A/S(a)(c)	10,278	237,958
Carlsberg A/S, Class B	25,932	2,861,511
Chr Hansen Holding A/S	25,739	2,602,552
Coloplast A/S, Class B	30,648	2,862,472
Danske Bank A/S	191,174	3,668,327
Dfds A/S	9,816	420,386

Security	Shares	Value
Denmark (continued)
DSV A/S	49,208	$3,957,744
FLSmidth & Co. A/S	11,053	580,624
Genmab A/S(c)	16,339	2,239,178
GN Store Nord A/S	39,536	1,679,381
H Lundbeck A/S	19,149	894,533
ISS A/S	45,178	1,486,105
Jyske Bank A/S, Registered	20,198	826,055
Nilfisk Holding A/S(c)	8,919	350,816
Novo Nordisk A/S, Class B	470,006	20,335,734
Novozymes A/S, Class B	58,760	2,904,670
Orsted A/S(b)	47,702	3,031,769
Pandora A/S	28,956	1,812,196
Per Aarsleff Holding A/S	11,146	364,779
Rockwool International A/S, Class B	2,597	888,187
Royal Unibrew A/S	14,608	1,037,803
SimCorp A/S	13,194	1,016,896
Spar Nord Bank A/S	38,582	319,920
Sydbank A/S	26,709	617,763
Topdanmark A/S	17,991	857,924
Tryg A/S	33,201	802,709
Vestas Wind Systems A/S	53,595	3,362,354
William Demant Holding A/S(c)	35,385	1,165,044

		67,545,702
Finland — 2.0%
Amer Sports OYJ	33,645	1,251,527
Cargotec OYJ, Class B	12,752	530,265
Caverion OYJ(a)(c)	33,728	211,141
Citycon OYJ	125,719	244,580
Elisa OYJ	37,146	1,479,402
Fortum OYJ	115,625	2,436,109
Huhtamaki OYJ	31,679	889,809
Kemira OYJ	36,391	446,551
Kesko OYJ, Class B	18,722	1,095,013
Kone OYJ, Class B	86,576	4,220,042
Konecranes OYJ	21,160	759,059
Metsa Board OYJ	61,247	536,777
Metso OYJ	31,299	989,781
Neste OYJ	35,835	2,954,262
Nokia OYJ	1,474,309	8,352,325
Nokian Renkaat OYJ	32,250	1,026,067
Nordea Bank Abp	779,093	6,784,469
Orion OYJ, Class B	28,499	981,640
Outokumpu OYJ	83,982	353,028
Outotec OYJ(c)	46,827	181,456
Sampo OYJ, Class A	107,856	4,968,903
Stora Enso OYJ, Class R	144,528	2,178,792
Tieto OYJ	18,414	593,789
UPM-Kymmene OYJ	137,921	4,439,668
Uponor OYJ	20,507	222,479
Valmet OYJ	37,351	851,489
Wartsila OYJ Abp	115,166	1,964,509
YIT OYJ	56,876	324,150

		51,267,082
France — 15.9%
ABC arbitrage	52,167	377,108
Accor SA, NVS	48,871	2,238,187
Aeroports de Paris, NVS	8,526	1,786,204
Air France-KLM, NVS(c)	53,426	518,174
Air Liquide SA	109,558	13,282,406

37

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Airbus SE	151,273	$16,747,474
ALD SA(b)	30,425	454,010
Alstom SA, NVS	41,042	1,797,326
Alten SA, NVS	9,719	937,681
Altran Technologies SA, NVS(a)	73,562	730,974
Amundi SA(b)	16,200	965,127
APERAM SA	13,810	470,987
Arkema SA, NVS	17,791	1,870,267
Atos SE	25,250	2,168,028
AXA SA, NVS	498,899	12,515,238
BioMerieux, NVS	11,408	871,201
BNP Paribas SA	289,350	15,123,622
Boiron SA, NVS	4,910	294,297
Bollore SA, NVS	278,668	1,181,516
Bouygues SA, NVS	57,860	2,113,598
Bureau Veritas SA, NVS	66,796	1,509,879
Capgemini SE	42,625	5,215,993
Carrefour SA, NVS	152,267	2,958,822
Casino Guichard Perrachon SA, NVS(a)	15,188	671,141
Cellectis SA, NVS(a)(c)	14,422	361,133
CGG SA(c)	180,686	439,342
Cie. de Saint-Gobain, NVS	128,266	4,830,826
Cie. Generale des Etablissements Michelin SCA, NVS	43,777	4,500,841
Cie. Plastic Omnium SA, NVS	21,189	590,601
CNP Assurances, NVS	48,114	1,073,956
Coface SA(c)	38,595	386,574
Covivio	7,668	771,080
Credit Agricole SA	294,776	3,783,504
Danone SA, NVS	158,134	11,212,687
Dassault Aviation SA, NVS	695	1,153,643
Dassault Systemes SE, NVS	33,919	4,260,177
DBV Technologies SA(c)	6,345	235,231
Edenred, NVS	64,394	2,446,402
Eiffage SA, NVS	19,819	1,940,639
Electricite de France SA, NVS	153,161	2,547,552
Elior Group SA(b)	35,577	513,153
Elis SA, NVS	59,864	1,209,389
Engie SA	466,437	6,223,043
Eramet, NVS	2,779	256,465
EssilorLuxottica SA, NVS	53,752	7,354,119
Eurazeo SE, NVS	12,748	932,368
Eurofins Scientific SE, NVS	3,096	1,565,936
Eutelsat Communications SA	45,128	915,779
Faurecia SA, NVS	21,328	1,036,949
Fnac Darty SA(c)	5,943	423,550
Gaztransport Et Technigaz SA	7,860	582,437
Gecina SA	11,653	1,712,484
Genfit, NVS(c)	12,246	286,109
Getlink, NVS	125,017	1,574,445
Hermes International, NVS	8,173	4,676,509
ICADE	8,324	706,420
Iliad SA, NVS	7,257	840,755
Imerys SA, NVS	12,519	773,063
Ingenico Group SA, NVS	15,738	1,116,992
Innate Pharma SA(a)(c)	21,789	182,815
Ipsen SA, NVS	11,430	1,587,763
IPSOS, NVS	13,124	350,043
JCDecaux SA	21,220	698,699
Kering SA, NVS	19,733	8,800,292
Klepierre SA	53,066	1,803,792

Security	Shares	Value
France (continued)
Korian SA	16,658	$657,582
Lagardere SCA, NVS	35,156	963,572
Legrand SA	66,167	4,328,796
L’Oreal SA	63,862	14,392,166
LVMH Moet Hennessy Louis Vuitton SE, NVS	72,136	21,970,007
Maisons du Monde SA(b)	13,326	334,292
Mercialys SA	19,658	288,442
Metropole Television SA	13,108	254,118
Natixis SA	257,133	1,505,085
Neopost SA	14,289	459,800
Nexans SA(a)	9,839	284,945
Nexity SA	12,058	578,189
Orange SA, NVS	507,445	7,945,951
Orpea, NVS	13,445	1,658,205
Pernod Ricard SA, NVS	53,910	8,233,947
Peugeot SA, NVS	152,067	3,623,457
Pierre & Vacances SA, NVS(c)	7,290	161,564
Publicis Groupe SA, NVS	53,966	3,133,129
Rallye SA, NVS(a)	15,390	171,150
Remy Cointreau SA, NVS	6,105	725,621
Renault SA, NVS	49,540	3,708,593
Rexel SA	84,011	1,072,776
Rubis SCA	23,989	1,242,159
Safran SA, NVS	86,726	11,207,106
Sanofi, NVS	291,099	26,003,763
Sartorius Stedim Biotech, NVS	8,736	1,084,856
Schneider Electric SE, NVS	140,399	10,174,694
SCOR SE	42,898	1,986,509
SEB SA, NVS	6,076	872,255
SES SA	96,168	2,067,575
Societe BIC SA, NVS	6,849	656,518
Societe Generale SA, NVS	197,967	7,285,472
Sodexo SA, NVS	23,443	2,393,774
SOITEC, NVS(c)	6,564	470,411
Sopra Steria Group, NVS	5,211	578,623
SPIE SA, NVS	33,932	533,255
STMicroelectronics NV	180,514	2,744,810
Suez	102,316	1,482,153
Teleperformance, NVS	15,216	2,510,214
Television Francaise 1	22,156	225,935
Thales SA, NVS	27,715	3,548,479
TOTAL SA, NVS	617,057	36,328,151
Ubisoft Entertainment SA, NVS(c)	21,403	1,927,927
Unibail-Rodamco-Westfield	36,015	6,540,510
Valeo SA, NVS	64,159	2,075,451
Vallourec SA, NVS(a)(c)	98,458	467,762
Veolia Environnement SA, NVS	139,075	2,776,539
Vicat SA, NVS	7,490	403,111
Vinci SA	128,933	11,523,379
Vivendi SA, NVS	268,784	6,499,002
Wendel SA, NVS	7,791	1,011,642
Worldline SA/France, NVS(b)(c)	14,910	785,560

		397,315,799
Germany — 13.0%
1&1 Drillisch AG(a)	15,516	693,371
Aareal Bank AG	17,335	646,399
adidas AG	48,945	11,535,078
ADO Properties SA(b)	9,036	533,924
AIXTRON SE(c)	32,984	415,022
Allianz SE, Registered	112,306	23,469,668

38

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
alstria office REIT AG	52,695	$759,461
AURELIUS Equity Opportunities SE & Co. KGaA	7,592	353,891
Aurubis AG	10,307	626,893
Axel Springer SE	12,508	831,907
BASF SE	234,715	18,092,150
Bayer AG, Registered	242,800	18,646,577
Bayerische Motoren Werke AG	84,180	7,270,825
Bechtle AG	11,128	989,773
Beiersdorf AG	24,658	2,553,600
Bilfinger SE	10,084	440,117
Brenntag AG	40,163	2,101,043
CANCOM SE	11,352	464,075
Carl Zeiss Meditec AG, Bearer	12,182	1,000,013
CECONOMY AG	51,968	266,030
Commerzbank AG(c)	266,727	2,520,170
CompuGroup Medical SE	9,415	533,383
Continental AG	28,773	4,758,150
Covestro AG(b)	50,186	3,248,027
CTS Eventim AG & Co. KGaA	17,467	656,269
Daimler AG, Registered	233,449	13,849,705
Delivery Hero SE(b)(c)	26,185	1,057,400
Deutsche Bank AG, Registered	509,894	4,997,987
Deutsche Boerse AG	49,506	6,273,974
Deutsche EuroShop AG(a)	13,641	423,492
Deutsche Lufthansa AG, Registered	63,016	1,268,068
Deutsche Pfandbriefbank AG(b)	37,915	504,775
Deutsche Post AG, Registered	257,095	8,141,873
Deutsche Telekom AG, Registered	849,787	13,956,521
Deutsche Wohnen SE	91,416	4,188,729
Diebold Nixdorf AG	7,956	515,632
DMG Mori AG	9,321	451,489
Duerr AG	15,784	563,705
E.ON SE	560,213	5,430,913
ElringKlinger AG(a)	17,139	145,451
Evonik Industries AG	40,434	1,255,296
Evotec AG(c)	36,939	730,347
Fraport AG Frankfurt Airport Services Worldwide	11,057	855,671
Freenet AG	36,096	813,472
Fresenius Medical Care AG & Co. KGaA	56,614	4,446,633
Fresenius SE & Co. KGaA	107,837	6,876,552
GEA Group AG	46,844	1,425,637
Gerresheimer AG	9,236	651,437
Gerry Weber International AG(a)(c)	22,972	75,613
Grand City Properties SA	33,283	806,267
GRENKE AG	9,131	877,330
Hannover Rueck SE	13,996	1,888,707
Hapag-Lloyd AG(b)	10,210	378,056
HeidelbergCement AG	41,019	2,788,593
Heidelberger Druckmaschinen AG(c)	110,697	257,372
Henkel AG & Co. KGaA	26,134	2,564,323
HOCHTIEF AG	5,607	832,244
HUGO BOSS AG	17,091	1,223,477
Indus Holding AG	8,585	469,339
Infineon Technologies AG	297,313	5,965,974
Innogy SE(c)	33,998	1,418,359
Jenoptik AG	15,319	462,395
K+S AG, Registered(a)	53,234	993,417
KION Group AG	18,714	1,096,241
Kloeckner & Co. SE	25,651	216,235
Krones AG(a)	4,537	406,368

Security	Shares	Value
Germany (continued)
LANXESS AG	23,523	$1,459,503
LEG Immobilien AG	15,372	1,683,550
Leoni AG(a)	11,631	425,402
MAN SE	11,029	1,149,669
Merck KGaA	33,276	3,567,491
METRO AG	48,880	736,600
MorphoSys AG(c)	8,960	830,444
MTU Aero Engines AG	14,228	3,027,529
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	38,825	8,356,023
Nemetschek SE	6,078	799,543
Nordex SE(c)	20,356	190,050
Norma Group SE	11,029	596,328
OSRAM Licht AG	25,812	1,047,601
Pfeiffer Vacuum Technology AG(a)	3,238	403,570
ProSiebenSat.1 Media SE	60,879	1,408,550
Puma SE	2,344	1,205,764
QIAGEN NV(c)	59,823	2,173,782
Rational AG	1,065	617,829
Rheinmetall AG	12,397	1,075,113
RHOEN-KLINIKUM AG	18,607	470,565
RIB Software SE(a)	14,652	253,670
Rocket Internet SE(b)(c)	26,250	759,030
RTL Group SA	13,045	838,062
RWE AG	135,022	2,634,429
Salzgitter AG	11,519	461,766
SAP SE	255,053	27,355,572
Scout24 AG(b)	30,201	1,254,477
SGL Carbon SE(c)	24,227	243,348
Siemens AG, Registered	197,164	22,723,899
Siemens Healthineers AG(b)(c)	37,918	1,572,015
Siltronic AG	5,885	540,641
Sixt SE	6,328	645,294
SMA Solar Technology AG	5,775	134,793
Software AG	15,248	683,986
Stabilus SA	10,365	695,835
STADA Arzneimittel AG	7,577	701,232
Stroeer SE & Co. KGaA	8,867	463,959
Suedzucker AG(a)	22,317	345,158
Symrise AG	32,335	2,717,011
TAG Immobilien AG	41,842	956,715
Telefonica Deutschland Holding AG	216,085	841,008
thyssenkrupp AG	113,520	2,389,187
TLG Immobilien AG	29,531	750,844
TUI AG	116,680	1,936,651
Uniper SE	55,822	1,613,484
United Internet AG, Registered	35,079	1,453,918
Volkswagen AG	9,559	1,579,134
Vonovia SE	125,848	5,763,569
Vossloh AG	6,028	279,006
Wirecard AG	31,015	5,812,409
Zalando SE(b)(c)	30,421	1,178,823
zooplus AG(a)(c)	2,012	333,291

		326,088,007
Ireland — 0.9%
AIB Group PLC	219,236	1,061,187
Bank of Ireland Group PLC	267,380	1,898,012
C&C Group PLC	121,673	452,186
Cairn Homes PLC, NVS(c)	237,664	381,308
CRH PLC	219,610	6,576,550

39

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Ireland (continued)
Dalata Hotel Group PLC	70,474	$436,782
Glanbia PLC	56,946	1,007,844
Grafton Group PLC	62,961	582,446
Kerry Group PLC, Class A	41,391	4,244,274
Kingspan Group PLC	42,846	1,864,191
Paddy Power Betfair PLC	22,350	1,929,662
Ryanair Holdings PLC, ADR, NVS(c)	3,405	281,934
Smurfit Kappa Group PLC	61,836	2,016,420
UDG Healthcare PLC	83,394	673,438

		23,406,234
Italy — 3.8%
A2A SpA	471,424	760,892
Amplifon SpA	27,577	489,314
Anima Holding SpA(b)	98,508	412,973
Ascopiave SpA	83,131	273,155
Assicurazioni Generali SpA	303,761	4,914,837
Atlantia SpA	129,186	2,599,604
Autogrill SpA	42,855	422,202
Azimut Holding SpA(a)	33,856	417,554
Banca Generali SpA	18,263	352,400
Banca Mediolanum SpA	63,987	371,565
Banca Popolare di Sondrio SCPA	177,734	561,451
Banco BPM SpA(c)	419,137	788,814
Beni Stabili SpA SIIQ	410,652	351,526
BPER Banca	136,483	519,288
Brembo SpA	49,149	544,631
Buzzi Unicem SpA(a)	28,687	551,752
Cerved Group SpA	70,000	558,763
CNH Industrial NV	265,015	2,758,327
Credito Emiliano SpA	68,833	411,014
Davide Campari-Milano SpA, NVS	173,305	1,334,288
De’ Longhi SpA	21,284	564,310
DiaSorin SpA	6,607	627,332
Enav SpA(b)	76,951	347,188
Enel SpA	2,050,898	10,071,214
Eni SpA	653,592	11,631,111
ERG SpA	15,196	283,922
Ferrari NV	32,498	3,811,061
Fiat Chrysler Automobiles NV(c)	278,293	4,241,050
FinecoBank Banca Fineco SpA	128,371	1,344,837
Hera SpA	251,571	695,503
IMA Industria Macchine Automatiche SpA(a)	6,355	381,988
Immobiliare Grande Distribuzione SIIQ SpA	41,871	295,705
Infrastrutture Wireless Italiane SpA(b)	83,185	579,654
Interpump Group SpA	24,249	700,621
Intesa Sanpaolo SpA	3,874,339	8,573,314
Iren SpA	250,807	543,630
Italgas SpA	145,477	751,966
Leonardo SpA	80,029	869,591
Luxottica Group SpA	43,541	2,739,030
Mediaset SpA(a)(c)	110,636	333,572
Mediobanca Banca di Credito Finanziario SpA	165,412	1,452,880
Moncler SpA	50,136	1,743,962
Pirelli & CSpA(b)(c)	113,999	838,807
Poste Italiane SpA(b)	145,089	1,043,896
Prysmian SpA	69,995	1,360,922
Recordati SpA	28,495	966,004
Saipem SpA(c)	170,356	933,260
Salini Impregilo SpA(a)	81,083	178,965
Salvatore Ferragamo SpA(a)	16,808	398,216

Security	Shares	Value
Italy (continued)
Saras SpA	165,454	$323,007
Snam SpA	585,930	2,425,846
Societa Cattolica di Assicurazioni SC	54,260	439,269
Tamburi Investment Partners SpA(a)	70,886	462,628
Telecom Italia SpA/Milano(c)	2,934,117	1,726,080
Tenaris SA	118,963	1,770,479
Terna Rete Elettrica Nazionale SpA	377,230	1,951,173
Tod’s SpA(a)	4,225	258,745
UniCredit SpA	524,315	6,722,551
Unione di Banche Italiane SpA	286,166	875,449
Unipol Gruppo SpA	156,762	631,969

		95,285,057
Netherlands — 5.4%
Aalberts Industries NV	28,204	1,036,989
ABN AMRO Group NV, CVA(b)	106,293	2,613,444
Aegon NV	457,734	2,815,152
AerCap Holdings NV(c)	35,504	1,778,040
Akzo Nobel NV	64,432	5,422,785
Arcadis NV(a)	24,960	337,957
ArcelorMittal	169,877	4,242,238
ASM International NV	15,318	659,356
ASML Holding NV	106,327	18,181,899
ASR Nederland NV	38,698	1,760,885
BE Semiconductor Industries NV	24,221	519,507
Boskalis Westminster	24,983	720,696
Corbion NV	19,942	606,457
COSMO Pharmaceuticals NV(a)(c)	2,722	343,125
Eurocommercial Properties NV	13,124	486,254
Euronext NV(b)	16,632	1,026,104
EXOR NV	29,342	1,663,627
Flow Traders(b)	9,428	300,389
Fugro NV, CVA(a)(c)	24,830	320,723
Gemalto NV(c)	21,113	1,204,716
Heineken Holding NV	32,233	2,793,901
Heineken NV	64,524	5,819,467
IMCD NV	15,889	1,079,281
ING Groep NV	1,005,179	11,935,856
InterXion Holding NV(c)	22,464	1,322,456
Koninklijke Ahold Delhaize NV	327,577	7,508,586
Koninklijke BAM Groep NV	80,562	277,585
Koninklijke DSM NV	47,044	4,124,600
Koninklijke KPN NV	865,704	2,291,348
Koninklijke Philips NV	244,120	9,105,673
Koninklijke Vopak NV	19,750	895,109
NN Group NV	78,948	3,399,176
NSI NV	10,784	425,825
NXP Semiconductors NV	90,226	6,766,048
OCI NV(c)	22,436	639,086
PostNL NV	145,984	432,705
Randstad NV	32,729	1,652,073
Rhi Magnesita NV	8,283	400,907
SBM Offshore NV	49,821	862,551
Signify NV(b)	31,407	775,768
TKH Group NV	13,800	698,308
TomTom NV(c)	65,781	551,247
Unilever NV, CVA	402,461	21,671,791
Wereldhave NV	12,177	419,295
Wessanen	27,822	291,752

40

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	74,524	$4,235,479

		136,416,216
Norway — 1.5%
Akastor ASA(a)(c)	69,908	136,739
Aker BP ASA	33,499	1,108,004
Aker Solutions ASA(c)	61,728	408,340
Bakkafrost P/F	13,088	737,168
Borr Drilling Ltd.(c)	138,767	541,533
Borregaard ASA	33,870	306,262
DNB ASA	259,743	4,714,340
DNO ASA	290,622	561,193
Entra ASA(b)	45,507	618,314
Equinor ASA	309,354	8,071,593
Gjensidige Forsikring ASA	58,045	901,930
Kongsberg Automotive ASA(c)	355,824	334,447
Leroy Seafood Group ASA	97,839	904,245
Marine Harvest ASA	117,192	2,844,415
Norsk Hydro ASA	369,382	1,923,171
Norwegian Air Shuttle ASA(a)(c)	10,714	274,066
Norwegian Finans Holding ASA(c)	46,069	413,007
Norwegian Property ASA	244,857	301,230
Orkla ASA	226,887	1,963,576
Petroleum Geo-Services ASA(a)(c)	85,144	266,830
REC Silicon ASA(a)(c)	1,264,636	90,729
Salmar ASA	17,858	945,492
Schibsted ASA, Class B	26,241	833,598
Selvaag Bolig ASA	71,640	321,764
Storebrand ASA	141,221	1,178,837
Subsea 7 SA	70,787	896,528
Telenor ASA	195,969	3,605,804
TGS NOPEC Geophysical Co. ASA	28,562	961,361
XXL ASA(a)(b)	41,067	212,055
Yara International ASA(a)	48,625	2,098,321

		38,474,892
Portugal — 0.3%
Banco Comercial Portugues SA, Class R(c)	2,723,227	734,978
EDP — Energias de Portugal SA	656,077	2,307,413
Galp Energia SGPS SA	131,038	2,285,735
Jeronimo Martins SGPS SA	67,983	836,525
Navigator Co. SA (The)	80,996	403,799
NOS SGPS SA	83,844	471,197
REN — Redes Energeticas Nacionais SGPS SA(a)	162,304	432,897
Sonae SGPS SA	393,920	394,780

		7,867,324
Spain — 4.7%
Acciona SA(a)	7,377	623,377
Acerinox SA	49,105	549,040
ACS Actividades de Construccion y Servicios SA	68,299	2,562,255
Aena SME SA(b)	17,081	2,731,763
Amadeus IT Group SA	114,569	9,240,043
Applus Services SA	47,699	649,625
Atresmedia Corp. de Medios de Comunicacion SA	29,741	167,884
Banco Bilbao Vizcaya Argentaria SA	1,720,114	9,520,739
Banco de Sabadell SA	1,522,845	2,010,159
Banco Santander SA	4,177,885	19,858,083
Bankia SA	344,077	1,083,411
Bankinter SA	185,857	1,525,479
Bolsas y Mercados Espanoles SHMSF SA	19,014	563,155
CaixaBank SA	940,130	3,814,531

Security	Shares	Value
Spain (continued)
Cellnex Telecom SA(a)(b)	45,429	$1,132,927
Cia. de Distribucion Integral Logista Holdings SA	17,050	411,870
Cie. Automotive SA	23,663	627,386
Corp. Financiera Alba SA	8,506	409,121
Distribuidora Internacional de Alimentacion SA(a)	152,085	114,868
Ebro Foods SA	22,434	440,763
Enagas SA	44,805	1,189,962
Ence Energia y Celulosa SA	44,629	375,459
Endesa SA	80,167	1,678,597
Euskaltel SA(a)(b)	39,934	334,829
Faes Farma SA	95,696	402,811
Ferrovial SA	128,373	2,574,517
Global Dominion Access SA(b)(c)	46,875	250,687
Grifols SA	78,750	2,247,644
Grupo Catalana Occidente SA	12,852	531,511
Iberdrola SA	1,507,171	10,683,367
Indra Sistemas SA(c)	41,860	414,296
Industria de Diseno Textil SA	280,888	7,934,222
Inmobiliaria Colonial SOCIMI SA	82,346	828,056
International Consolidated Airlines Group SA	177,034	1,368,012
Lar Espana Real Estate SOCIMI SA	39,765	394,237
Liberbank SA(c)	740,571	347,557
Mapfre SA	302,049	904,873
Masmovil Ibercom SA(c)	3,838	498,355
Mediaset Espana Comunicacion SA	46,201	314,716
Melia Hotels International SA(a)	35,652	366,791
Merlin Properties SOCIMI SA	95,112	1,194,054
Miquel y Costas & Miquel SA	5,554	182,496
Naturgy Energy Group SA	88,256	2,171,966
Neinor Homes SA(a)(b)(c)	26,095	419,850
Papeles y Cartones de Europa SA	21,924	414,844
Prosegur Cia. de Seguridad SA	89,717	498,917
Red Electrica Corp. SA	105,362	2,184,661
Repsol SA	355,170	6,368,378
Sacyr SA	149,808	362,395
Siemens Gamesa Renewable Energy SA(a)(c)	70,181	778,646
Tecnicas Reunidas SA(a)	12,898	347,084
Telefonica SA	1,190,605	9,764,166
Viscofan SA	13,919	832,704
Zardoya Otis SA	63,841	437,627

		117,634,766
Sweden — 4.7%
AAK AB	64,780	978,111
AF AB, Class B	23,842	512,072
Ahlsell AB(b)	112,169	568,473
Alfa Laval AB	78,058	1,995,925
Arjo AB, Class B	88,279	300,390
Assa Abloy AB, Class B	261,228	5,216,157
Atlas Copco AB, Class A	175,470	4,350,417
Atlas Copco AB, Class B	98,471	2,259,844
Avanza Bank Holding AB	9,565	512,173
Axfood AB	35,343	631,284
Betsson AB	47,068	409,412
BillerudKorsnas AB	48,790	579,200
Boliden AB	74,991	1,716,070
Bonava AB, Class B	31,436	355,644
Castellum AB	72,831	1,257,850
Com Hem Holding AB	58,690	916,981
Dometic Group AB(b)	90,411	633,096
Electrolux AB, Series B	64,648	1,345,345

41

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Elekta AB, Class B	102,069	$1,296,006
Epiroc AB, Class A(c)	186,415	1,639,037
Epiroc AB, Class B(c)	106,038	875,132
Essity AB, Class B	160,300	3,663,870
Evolution Gaming Group AB(b)	6,635	499,819
Fabege AB	84,790	1,084,494
Fastighets AB Balder, Class B(c)	28,917	727,062
Getinge AB, Class B	68,187	670,702
Hemfosa Fastigheter AB	53,674	664,194
Hennes & Mauritz AB, Class B	227,749	4,030,343
Hexagon AB, Class B	68,273	3,351,015
Hexpol AB	80,910	749,814
Holmen AB, Class B	31,522	723,236
Hufvudstaden AB, Class A	35,288	522,388
Husqvarna AB, Class B	118,740	897,985
ICA Gruppen AB	25,296	896,460
Industrivarden AB, Class C	47,184	981,914
Indutrade AB	31,128	747,914
Intrum AB(a)	24,211	618,275
Investor AB, Class B	114,316	4,961,777
JM AB	24,240	461,344
Kindred Group PLC	67,788	724,035
Kinnevik AB, Class B	62,527	1,736,994
Kungsleden AB	64,213	449,998
L E Lundbergforetagen AB, Class B	18,563	573,563
Loomis AB, Class B	23,049	713,685
Lundin Petroleum AB	50,183	1,534,091
Millicom International Cellular SA, SDR	18,776	1,062,091
Modern Times Group MTG AB, Class B	21,818	807,340
NCC AB, Class B	29,799	445,043
NetEnt AB	58,104	298,794
Nibe Industrier AB, Class B	105,255	1,100,722
Nobia AB	42,535	271,088
Peab AB	61,609	543,310
Ratos AB, Class B	111,833	302,473
Saab AB, Class B	20,041	786,317
Sandvik AB	292,613	4,639,061
SAS AB(c)	89,931	203,483
Securitas AB, Class B	84,174	1,445,464
Skandinaviska Enskilda Banken AB, Class A	424,205	4,398,138
Skanska AB, Class B	88,962	1,402,122
SKF AB, Class B	101,416	1,631,142
SSAB AB, Class A	87,377	349,424
SSAB AB, Class B	119,426	387,951
Svenska Cellulosa AB SCA, Class B	161,255	1,528,268
Svenska Handelsbanken AB, Class A	397,633	4,330,601
Sweco AB, Class B	25,126	567,415
Swedbank AB, Class A	234,318	5,283,865
Swedish Match AB	51,835	2,644,579
Swedish Orphan Biovitrum AB(c)	51,061	1,043,600
Tele2 AB, Class B	97,815	1,113,030
Telefonaktiebolaget LM Ericsson, Class B	800,070	6,983,772
Telia Co. AB	727,099	3,282,395
Thule Group AB(b)	41,858	830,318
Trelleborg AB, Class B	70,951	1,283,215
Volvo AB, Class B	404,274	6,051,039
Wallenstam AB, Class B	62,020	559,488
Wihlborgs Fastigheter AB	50,190	568,033

		116,477,172

Security	Shares	Value
Switzerland — 12.9%
ABB Ltd., Registered	475,549	$9,597,022
Adecco Group AG, Registered	44,370	2,176,375
Allreal Holding AG, Registered	4,612	708,833
Arbonia AG, Registered(c)	31,913	401,014
Baloise Holding AG, Registered	13,611	1,951,194
Banque Cantonale Vaudoise, Registered	1,076	805,476
Barry Callebaut AG, Registered	621	1,215,577
Basilea Pharmaceutica AG, Registered(a)(c)	6,484	313,532
BKW AG	7,637	485,142
Bucher Industries AG, Registered	2,211	611,053
Burckhardt Compression Holding AG	1,211	402,102
Cembra Money Bank AG	11,517	967,478
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	288	1,989,860
Chocoladefabriken Lindt & Spruengli AG, Registered	29	2,317,924
Cie. Financiere Richemont SA, Registered	138,314	10,133,952
Clariant AG, Registered	65,909	1,422,492
Coca-Cola HBC AG	52,008	1,535,069
Credit Suisse Group AG, Registered	664,093	8,727,815
Daetwyler Holding AG, Bearer	3,306	502,851
dormakaba Holding AG	987	713,340
Dufry AG, Registered(a)	10,018	1,130,872
Emmi AG, Registered	801	582,893
EMS-Chemie Holding AG, Registered	2,276	1,255,771
Flughafen Zurich AG, Registered	5,711	1,130,959
Forbo Holding AG, Registered	373	548,431
Galenica AG(b)	16,707	896,886
GAM Holding AG	45,554	264,928
Geberit AG, Registered	9,728	3,813,252
Georg Fischer AG, Registered	1,186	1,105,353
Givaudan SA, Registered	2,353	5,717,002
Helvetia Holding AG, Registered	2,105	1,291,167
Idorsia Ltd.(c)	30,440	590,401
Implenia AG, Registered	7,642	425,442
Julius Baer Group Ltd.	57,522	2,632,779
Kuehne + Nagel International AG, Registered	14,770	2,057,140
LafargeHolcim Ltd., Registered	129,319	5,997,347
Landis+Gyr Group AG(a)	9,972	605,715
Leonteq AG(c)	3,827	180,945
Logitech International SA, Registered	44,050	1,632,114
Lonza Group AG, Registered	19,567	6,160,522
Meyer Burger Technology AG(a)(c)	240,552	126,267
Mobilezone Holding AG, Registered	41,252	458,492
Mobimo Holding AG, Registered	3,225	719,766
Nestle SA, Registered	804,424	68,070,952
Novartis AG, Registered	561,173	49,227,464
OC Oerlikon Corp. AG, Registered	60,283	718,554
Oriflame Holding AG	12,726	301,034
Panalpina Welttransport Holding AG, Registered(a)	3,820	467,104
Pargesa Holding SA, Bearer	11,046	812,061
Partners Group Holding AG	4,472	3,189,840
PSP Swiss Property AG, Registered	10,436	1,008,948
Roche Holding AG, NVS	182,067	44,362,881
Schindler Holding AG, Participation Certificates, NVS	9,771	2,063,188
Schindler Holding AG, Registered	6,743	1,402,362
Schmolz + Bickenbach AG, Registered(c)	299,151	219,776
SFS Group AG	5,983	588,248
SGS SA, Registered	1,384	3,291,110
Sika AG, Registered	34,190	4,391,439
Sonova Holding AG, Registered	14,819	2,424,164

42

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Straumann Holding AG, Registered	2,774	$1,895,939
Sulzer AG, Registered	6,026	606,254
Sunrise Communications Group AG(b)	9,929	875,537
Swatch Group AG (The), Bearer	7,981	2,703,971
Swatch Group AG (The), Registered	15,246	1,019,280
Swiss Life Holding AG, Registered	9,114	3,444,818
Swiss Prime Site AG, Registered	20,548	1,670,968
Swiss Re AG	78,342	7,084,192
Swisscom AG, Registered	6,346	2,910,870
Tecan Group AG, Registered	3,898	880,431
Temenos AG, Registered	16,803	2,313,565
u-blox Holding AG	2,364	296,587
UBS Group AG, Registered	992,226	13,898,463
Valiant Holding AG, Registered	6,583	744,751
VAT Group AG(b)	7,948	799,620
Vifor Pharma AG	12,702	1,837,932
Vontobel Holding AG, Registered	10,387	645,380
Zurich Insurance Group AG	38,410	11,959,451

		324,429,679
United Kingdom — 28.4%
3i Group PLC	249,808	2,803,145
AA PLC	169,628	216,959
Abcam PLC	58,569	898,038
Acacia Mining PLC(c)	84,127	164,841
Admiral Group PLC	55,073	1,416,538
Aggreko PLC	75,424	827,266
Anglo American PLC	287,479	6,153,448
Antofagasta PLC	106,980	1,072,772
AO World PLC(a)(c)	87,715	149,512
Ascential PLC	122,255	588,604
Ashmore Group PLC	116,280	523,287
Ashtead Group PLC	130,628	3,230,540
ASOS PLC(c)	15,131	1,054,843
Associated British Foods PLC	92,773	2,828,380
AstraZeneca PLC	328,316	25,128,386
Auto Trader Group PLC(b)	245,954	1,287,240
AVEVA Group PLC	20,750	694,118
Aviva PLC	1,022,016	5,595,698
B&M European Value Retail SA	237,354	1,264,067
Babcock International Group PLC	77,601	606,033
BAE Systems PLC	821,619	5,519,971
Balfour Beatty PLC	203,249	683,274
Bank of Georgia Group PLC	15,414	307,127
Barclays PLC	4,440,113	9,786,533
Barratt Developments PLC	269,625	1,770,798
BBA Aviation PLC	327,478	1,005,081
Beazley PLC	156,706	1,056,219
Bellway PLC	32,734	1,200,820
Berkeley Group Holdings PLC	33,884	1,515,767
BHP Billiton PLC	547,770	10,935,438
Big Yellow Group PLC	50,478	556,297
Blue Prism Group PLC(a)(c)	16,868	373,730
Bodycote PLC	56,979	579,163
boohoo Group PLC(c)	215,675	586,707
Bovis Homes Group PLC	39,786	492,606
BP PLC	5,159,384	37,398,688
Brewin Dolphin Holdings PLC	93,945	395,166
British American Tobacco PLC	594,991	25,799,066
British Land Co. PLC (The)	235,510	1,781,463
Britvic PLC	75,079	758,823

Security	Shares	Value
United Kingdom (continued)
BT Group PLC	2,173,090	$6,679,267
BTG PLC(c)	90,401	637,614
Bunzl PLC	85,438	2,522,881
Burberry Group PLC	110,093	2,547,557
Burford Capital Ltd.	55,210	1,169,629
Cairn Energy PLC(c)	211,333	533,311
Capita PLC(c)	425,844	700,013
Capital & Counties Properties PLC	200,397	640,911
Card Factory PLC	83,690	197,081
Carnival PLC	46,198	2,516,426
Centamin PLC	325,455	413,771
Centrica PLC	1,469,066	2,763,089
Cineworld Group PLC	259,396	976,431
Clinigen Healthcare Ltd., NVS(c)	41,842	484,915
Close Brothers Group PLC	41,842	786,984
Cobham PLC(c)	648,410	891,886
Coca-Cola European Partners PLC, NVS	57,961	2,636,646
Compass Group PLC	405,023	7,969,776
ConvaTec Group PLC(b)	371,319	768,613
Countryside Properties PLC(b)	158,237	605,753
Crest Nicholson Holdings PLC	105,141	457,844
Croda International PLC	34,054	2,097,302
CYBG PLC	392,286	1,347,342
Daily Mail & General Trust PLC, Class A, NVS	82,504	737,409
Dairy Crest Group PLC(a)	49,978	305,375
DCC PLC	28,337	2,431,340
De La Rue PLC	40,699	248,835
Dechra Pharmaceuticals PLC	28,785	840,791
Derwent London PLC	26,210	980,917
Diageo PLC	633,080	21,909,535
Dialog Semiconductor PLC(c)	25,880	683,233
Diploma PLC	40,175	675,037
Direct Line Insurance Group PLC	345,620	1,455,124
Dixons Carphone PLC	286,516	620,349
Domino’s Pizza Group PLC	148,609	537,944
Drax Group PLC	112,113	575,301
DS Smith PLC	359,048	1,802,521
Dunelm Group PLC	27,505	209,637
easyJet PLC	42,809	656,390
EI Group PLC(c)	204,816	434,951
Electrocomponents PLC	133,261	1,055,359
Elementis PLC	167,179	437,906
EnQuest PLC(a)(c)	654,493	228,304
Entertainment One Ltd.	120,430	629,367
Equiniti Group PLC(b)	111,220	306,250
Essentra PLC	79,070	385,941
esure Group PLC	105,263	374,985
Evraz PLC	99,929	693,325
Experian PLC	236,867	5,455,387
Ferguson PLC	58,767	3,966,979
Ferrexpo PLC	90,757	242,250
Fevertree Drinks PLC(a)	27,907	991,653
FirstGroup PLC(c)	385,235	420,860
Fresnillo PLC	57,417	622,572
G4S PLC	424,773	1,166,920
Galliford Try PLC	36,760	410,518
Genus PLC	25,552	722,850
Georgia Capital PLC(c)	18,171	271,650
GlaxoSmithKline PLC	1,283,823	24,789,789
Glencore PLC	3,010,941	12,266,888

43

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Go-Ahead Group PLC (The)	14,349	$281,617
Gocompare.Com Group PLC	184,541	195,947
Grainger PLC	153,362	531,047
Great Portland Estates PLC	71,728	639,445
Greencore Group PLC	232,164	561,257
Greene King PLC	81,538	502,797
Greggs PLC	34,829	516,677
GVC Holdings PLC	150,872	1,806,317
Halfords Group PLC	65,546	258,289
Halma PLC	105,786	1,795,031
Hammerson PLC	210,295	1,178,269
Hansteen Holdings PLC	150,627	185,150
Hargreaves Lansdown PLC	73,866	1,763,060
Hays PLC	387,842	814,213
Helical PLC	62,377	247,874
Hikma Pharmaceuticals PLC	38,895	945,009
Hiscox Ltd.	78,602	1,635,060
Hochschild Mining PLC	133,982	269,804
HomeServe PLC	83,988	1,021,108
Howden Joinery Group PLC	171,293	1,026,717
HSBC Holdings PLC	5,174,104	42,635,686
Hunting PLC	45,829	395,266
IG Group Holdings PLC	98,847	763,494
IMI PLC	74,539	947,183
Imperial Brands PLC	247,095	8,376,198
Inchcape PLC	121,738	841,529
Indivior PLC(c)	202,637	487,675
Informa PLC	328,608	2,996,255
Inmarsat PLC	119,560	696,774
InterContinental Hotels Group PLC	47,437	2,491,178
Intermediate Capital Group PLC	84,371	1,026,304
Intertek Group PLC	42,113	2,522,607
Intu Properties PLC	261,110	654,255
Investec PLC	176,392	1,090,862
IQE PLC(a)(c)	228,763	264,533
ITE Group PLC	393,507	286,598
ITV PLC	935,613	1,780,666
IWG PLC	184,943	543,515
J D Wetherspoon PLC	37,894	597,975
J Sainsbury PLC	478,112	1,901,144
JD Sports Fashion PLC	122,040	636,689
John Menzies PLC	59,795	397,296
John Wood Group PLC	181,594	1,657,170
Johnson Matthey PLC	50,358	1,912,974
Jupiter Fund Management PLC	113,817	490,098
Just Eat PLC(c)	153,140	1,188,919
Just Group PLC	279,558	317,020
KAZ Minerals PLC	73,832	489,430
Keller Group PLC	23,988	198,616
Kier Group PLC	38,880	435,436
Kingfisher PLC	572,112	1,861,897
Ladbrokes Coral Group PLC(a)(c)(d)	404,284	10,331
Lancashire Holdings Ltd.	66,189	500,249
Land Securities Group PLC	182,663	1,991,348
Legal & General Group PLC	1,480,730	4,758,385
Lloyds Banking Group PLC	18,551,765	13,563,720
London Stock Exchange Group PLC	81,195	4,476,678
LondonMetric Property PLC	233,173	537,180
Majestic Wine PLC	44,282	221,516
Man Group PLC	411,253	816,856

Security	Shares	Value
United Kingdom (continued)
Marks & Spencer Group PLC	434,676	$1,644,005
Marston’s PLC	257,028	326,447
McCarthy & Stone PLC(b)	146,626	252,924
Mediclinic International PLC	90,991	437,733
Meggitt PLC	215,310	1,457,545
Melrose Industries PLC	1,285,617	2,770,408
Merlin Entertainments PLC(b)	186,605	770,620
Metro Bank PLC(a)(c)	24,548	697,584
Micro Focus International PLC	114,895	1,788,844
Mitchells & Butlers PLC	88,305	293,362
Mitie Group PLC	118,682	220,341
Mondi PLC	96,604	2,276,772
Moneysupermarket.com Group PLC	145,950	546,968
Morgan Advanced Materials PLC	98,809	348,459
N Brown Group PLC	56,624	98,036
National Express Group PLC	134,955	690,100
National Grid PLC	852,687	9,034,303
NewRiver REIT PLC	145,821	471,396
NEX Group PLC	89,831	1,303,918
Next PLC	36,701	2,440,399
NMC Health PLC	28,930	1,305,614
Northgate PLC	55,224	265,879
Ocado Group PLC(c)	145,954	1,594,885
Ophir Energy PLC(c)	238,476	125,085
Oxford Instruments PLC	25,961	311,814
Pagegroup PLC	95,660	613,592
Paragon Banking Group PLC	99,491	541,042
Pearson PLC	203,775	2,339,715
Pennon Group PLC	107,082	1,020,980
Persimmon PLC	81,855	2,399,299
Petra Diamonds Ltd.(a)(c)	389,349	194,718
Petrofac Ltd.	73,364	542,009
Pets at Home Group PLC	165,245	232,256
Phoenix Group Holdings	156,671	1,206,122
Playtech PLC	94,404	577,792
Plus500 Ltd.	38,499	666,061
Premier Foods PLC(a)(c)	649,225	316,057
Provident Financial PLC(c)	67,317	439,017
Prudential PLC	667,116	13,387,054
Purplebricks Group PLC(a)(c)	61,725	140,150
QinetiQ Group PLC	187,594	665,642
Quilter PLC(b)	522,130	772,695
Randgold Resources Ltd.	24,746	1,944,580
Rathbone Brothers PLC	17,412	512,153
Reckitt Benckiser Group PLC	173,664	14,052,870
Redrow PLC	72,700	490,936
RELX PLC	515,735	10,214,192
Renishaw PLC	11,679	628,848
Rentokil Initial PLC	515,121	2,081,215
Restaurant Group PLC (The)	64,976	200,252
Rightmove PLC	266,261	1,538,282
Rio Tinto PLC	306,068	14,874,661
Rolls-Royce Holdings PLC	432,342	4,634,844
Rotork PLC	246,373	943,779
Royal Bank of Scotland Group PLC	1,228,170	3,709,810
Royal Dutch Shell PLC, Class A	1,180,338	37,711,949
Royal Dutch Shell PLC, Class B	980,845	32,146,484
Royal Mail PLC	233,687	1,071,950
RPC Group PLC	114,771	1,118,342
RPS Group PLC	102,189	204,737

44

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
RSA Insurance Group PLC	255,269	$1,840,903
Safestore Holdings PLC	75,496	515,123
Saga PLC	330,152	502,425
Sage Group PLC (The)	291,071	2,024,710
Sanne Group PLC	46,926	335,774
Savills PLC	48,790	451,975
Schroders PLC	28,859	988,239
Segro PLC	234,304	1,840,001
Senior PLC	146,484	510,974
Serco Group PLC(a)(c)	392,814	482,343
Severn Trent PLC	60,974	1,451,454
Shaftesbury PLC	47,438	543,707
Shire PLC	238,620	14,270,685
SIG PLC	163,071	233,784
Sirius Minerals PLC(a)(c)	1,404,462	413,464
Smith & Nephew PLC	224,149	3,647,384
Smiths Group PLC	99,939	1,784,566
Soco International PLC	116,340	124,869
Sophos Group PLC(b)	98,337	550,096
Spectris PLC	32,039	877,707
Spirax-Sarco Engineering PLC	21,097	1,744,097
Spire Healthcare Group PLC(b)	90,057	135,093
Sports Direct International PLC(c)	80,026	333,754
SSE PLC	262,069	3,822,410
SSP Group PLC	138,919	1,185,015
St. James’s Place PLC	143,221	1,854,711
St. Modwen Properties PLC	80,723	385,964
Stagecoach Group PLC	155,117	302,851
Standard Chartered PLC	741,847	5,208,681
Standard Life Aberdeen PLC	600,809	2,076,584
Stobart Group Ltd.	140,732	381,219
Stock Spirits Group PLC	119,326	304,937
Superdry PLC	18,088	186,744
Synthomer PLC	89,597	508,302
TalkTalk Telecom Group PLC	214,512	328,911
Tate & Lyle PLC	129,778	1,116,326
Taylor Wimpey PLC	835,071	1,723,224
Ted Baker PLC	10,708	250,657
Telecom Plus PLC	22,476	350,368
Tesco PLC	2,536,268	6,912,446
Thomas Cook Group PLC	407,687	235,040
TP ICAP PLC	150,719	558,485
Travis Perkins PLC	67,740	958,161
Tritax Big Box REIT PLC	477,144	871,219
Tullow Oil PLC(c)	380,351	1,097,373
Ultra Electronics Holdings PLC	22,359	410,825
Unilever PLC	312,705	16,567,700
UNITE Group PLC (The)	75,051	817,517
United Utilities Group PLC	174,221	1,617,490
Vectura Group PLC(a)(c)	220,106	199,962
Vesuvius PLC	68,813	478,316
Victrex PLC	22,359	757,655
Vodafone Group PLC	6,891,001	13,015,511
Weir Group PLC (The)	68,240	1,382,891
WH Smith PLC	37,591	934,220
Whitbread PLC	47,682	2,680,729
William Hill PLC	221,830	595,798
Wm Morrison Supermarkets PLC	589,318	1,868,195
Workspace Group PLC	41,565	510,384

Security	Shares	Value
United Kingdom (continued)
WPP PLC	327,066	$3,713,534

		711,213,137

Total Common Stocks — 98.6% (Cost: $2,674,507,459)		2,472,529,036

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference
Shares, NVS	14,537	1,098,625
Fuchs Petrolub SE, Preference Shares, NVS	20,479	949,960
Henkel AG & Co. KGaA, Preference Shares, NVS	47,655	5,214,883
Jungheinrich AG, Preference Shares, NVS	15,765	523,372
Porsche Automobil Holding SE, Preference
Shares, NVS	41,692	2,658,616
Sartorius AG, Preference Shares, NVS	9,852	1,428,839
Schaeffler AG, Preference Shares, NVS	43,925	464,446
Volkswagen AG, Preference Shares, NVS	47,404	7,990,060

		20,328,801
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,534,387	776,778

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	19,607,316	25,053

Total Preferred Stocks — 0.9% (Cost: $23,545,276)		21,130,632

Rights

Italy — 0.0%
Beni Stabili SpA SIIQ (Expires 11/10/18)(c)	404,860	5

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(c)	4,094,548	159,129

Total Rights — 0.0% (Cost: $165,228)		159,134

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	24,485,763	24,490,661
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	1,200,418	1,200,418

		25,691,079

Total Short-Term Investments — 1.0% (Cost: $25,687,427)		25,691,079

Total Investments in Securities — 100.5% (Cost: $2,723,905,390)		2,519,509,881
Other Assets, Less Liabilities — (0.5)%		(12,539,077)

Net Assets — 100.0%		$2,506,970,804

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

45

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Core MSCI Europe ETF

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,886,063	2,599,700	24,485,763	$24,490,661	$193,961	(a)	$1,199	$(2,915)
BlackRock Cash Funds: Treasury, SL Agency Shares	240,418	960,000	1,200,418	1,200,418	5,250		—	—

				$25,691,079	$199,211		$1,199	$(2,915)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	213	12/21/18	$7,708	$(131,703)
FTSE 100 Index	54	12/21/18	4,907	(9,593)

				$(141,296)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,472,518,705	$—	$10,331	$2,472,529,036
Preferred Stocks	21,105,579	25,053	—	21,130,632
Rights	159,129	5	—	159,134
Money Market Funds	25,691,079	—	—	25,691,079

	$2,519,474,492	$25,058	$10,331	$2,519,509,881

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(141,296)	$—	$—	$(141,296)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

46

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Core MSCI Europe ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

47

Schedule of Investments (unaudited) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 6.2%
AGL Energy Ltd.	35,800	$456,718
ALS Ltd.	38,795	224,367
Altium Ltd.	12,624	195,677
Alumina Ltd.	269,236	486,594
Amcor Ltd./Australia	60,723	572,398
AMP Ltd.	183,417	321,092
Ansell Ltd.	12,529	205,837
APA Group	70,585	480,260
Aristocrat Leisure Ltd.	36,723	689,727
ASX Ltd.	11,857	497,244
Atlas Arteria Ltd.	118,059	571,495
Aurizon Holdings Ltd.	118,624	353,114
AusNet Services	207,206	251,126
Australia & New Zealand Banking Group Ltd.	143,474	2,636,749
Bank of Queensland Ltd.	33,152	226,741
Bendigo & Adelaide Bank Ltd.	42,528	308,350
BHP Billiton Ltd.	168,569	3,848,234
BlueScope Steel Ltd.	39,738	404,721
Boral Ltd.	80,450	319,876
Brambles Ltd.	84,513	636,123
Caltex Australia Ltd.	18,154	363,611
Challenger Ltd./Australia	39,500	287,235
CIMIC Group Ltd.	7,206	241,522
Cleanaway Waste Management Ltd.	262,843	335,322
Coca-Cola Amatil Ltd.	45,092	316,713
Cochlear Ltd.	3,949	497,020
Commonwealth Bank of Australia	87,945	4,315,176
Computershare Ltd.	32,869	460,560
Crown Resorts Ltd.	44,091	390,931
CSL Ltd.	23,932	3,188,819
Dexus	59,684	431,470
Domino’s Pizza Enterprises Ltd.(a)	4,541	173,828
Downer EDI Ltd.	67,294	330,047
Fortescue Metals Group Ltd.	134,907	382,461
GDI Property Group	461,901	422,310
Goodman Group	97,748	719,115
GPT Group (The)	114,552	418,934
Healthscope Ltd.	144,554	216,175
Iluka Resources Ltd.	35,807	204,548
Incitec Pivot Ltd.	118,205	326,733
Insurance Australia Group Ltd.	116,342	563,185
James Hardie Industries PLC	29,771	396,473
JB Hi-Fi Ltd.	12,117	197,522
LendLease Group	34,317	428,070
Macquarie Group Ltd.	16,341	1,357,373
Magellan Financial Group Ltd.	15,094	284,991
Medibank Pvt Ltd.	165,668	327,594
Metcash Ltd.	89,612	174,659
Mineral Resources Ltd.	19,401	195,944
Mirvac Group	222,601	342,357
National Australia Bank Ltd.	133,138	2,378,854
Newcrest Mining Ltd.	49,023	716,095
Oil Search Ltd.	94,110	518,263
Orica Ltd.	23,187	282,004
Origin Energy Ltd.(b)	100,199	517,707
Orora Ltd.	156,988	373,851
QBE Insurance Group Ltd.	78,169	627,154
Ramsay Health Care Ltd.	9,332	371,842

Security	Shares	Value
Australia (continued)
REA Group Ltd.	5,674	$288,016
Reliance Worldwide Corp. Ltd.(a)	64,657	229,586
Rio Tinto Ltd.	23,324	1,262,959
Santos Ltd.	118,725	558,732
Scentre Group	255,061	719,482
Seek Ltd.	32,048	405,672
Sonic Healthcare Ltd.	30,537	488,052
South32 Ltd.	309,803	794,854
Spark Infrastructure Group	245,206	399,716
Star Entertainment Grp Ltd. (The)	83,769	281,420
Stockland	144,946	370,857
Suncorp Group Ltd.	65,015	645,572
Sydney Airport	57,922	264,376
Tabcorp Holdings Ltd.	149,740	490,312
Telstra Corp. Ltd.	214,216	467,623
Transurban Group	134,471	1,080,773
Treasury Wine Estates Ltd.	45,781	490,603
Vicinity Centres	219,051	411,419
Wesfarmers Ltd.	56,432	1,864,622
Westpac Banking Corp.	171,448	3,262,644
Whitehaven Coal Ltd.	59,102	203,159
Woodside Petroleum Ltd.	50,110	1,237,714
Woolworths Group Ltd.	68,999	1,390,313
WorleyParsons Ltd.	28,368	293,344

		55,664,731
Austria — 0.3%
ams AG(a)	5,806	226,145
ANDRITZ AG	5,920	306,942
Erste Group Bank AG	18,102	738,377
OMV AG	9,275	516,309
Raiffeisen Bank International AG	11,554	315,499
voestalpine AG	8,585	305,338
Wienerberger AG	11,181	257,426

		2,666,036
Belgium — 1.0%
Ackermans & van Haaren NV	2,169	341,850
Ageas	10,149	508,385
Anheuser-Busch InBev SA/NV	38,025	2,806,505
Colruyt SA	5,231	304,173
D’ieteren SA/NV	6,571	260,138
EVS Broadcast Equipment SA	7,724	171,883
Galapagos NV(a)(b)	3,352	344,477
Groupe Bruxelles Lambert SA	3,312	308,394
KBC Group NV	12,509	863,155
Ontex Group NV	5,636	108,176
Proximus SADP	11,516	294,237
Sofina SA	2,889	553,201
Solvay SA	4,246	484,220
Telenet Group Holding NV	4,531	220,139
UCB SA	7,924	666,009
Umicore SA	12,628	595,076

		8,830,018
Canada — 8.8%
Agnico Eagle Mines Ltd.	15,911	563,382
Alimentation Couche-Tard Inc., Class B	22,894	1,096,018
AltaGas Ltd.	19,629	247,371
Aphria Inc.(a)(b)	15,263	182,470
ARC Resources Ltd.	27,754	259,101
Atco Ltd./Canada, Class I, NVS	9,767	285,443

48

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Aurora Cannabis Inc.(a)(b)	38,319	$260,858
Australis Capital Inc.(b)	1,025	1,280
B2Gold Corp.(b)	128,955	319,135
Bank of Montreal	29,517	2,212,342
Bank of Nova Scotia (The)	57,087	3,071,157
Barrick Gold Corp.	68,050	854,479
Bausch Health Companies Inc.(b)	18,282	419,306
BCE Inc.	1,678	65,101
BlackBerry Ltd.(b)	34,781	321,789
Bombardier Inc., Class B(b)	127,258	309,121
Brookfield Asset Management Inc., Class A	48,027	1,964,600
CAE Inc.	20,997	371,255
Cameco Corp.	25,260	271,210
Canadian Imperial Bank of Commerce	20,677	1,789,881
Canadian National Railway Co.	36,538	3,131,153
Canadian Natural Resources Ltd.	63,668	1,751,143
Canadian Pacific Railway Ltd.	7,241	1,488,561
Canadian Tire Corp. Ltd., Class A, NVS	3,748	422,790
Canadian Utilities Ltd., Class A, NVS	9,965	236,975
Canopy Growth Corp.(a)(b)	10,191	375,823
CCL Industries Inc., Class B, NVS	9,754	411,328
Cenovus Energy Inc.	60,816	515,888
CGI Group Inc., Class A(b)	13,469	833,832
CI Financial Corp.	22,225	329,504
Cineplex Inc.	8,656	239,198
Constellation Software Inc./Canada	1,265	872,722
Cott Corp.	13,542	204,380
Crescent Point Energy Corp.	47,657	225,720
DIRTT Environmental Solutions(b)	36,402	192,370
Dollarama Inc.	18,948	525,335
Empire Co. Ltd., Class A, NVS	13,781	251,327
Enbridge Inc.	88,887	2,776,428
Enbridge Income Fund Holdings Inc.	21,156	490,861
Encana Corp.	59,254	606,414
Enerplus Corp.	35,425	330,444
Fairfax Financial Holdings Ltd.	1,659	808,119
Finning International Inc.	15,283	318,170
First Quantum Minerals Ltd.	47,222	472,490
Fortis Inc./Canada	19,909	659,464
Franco-Nevada Corp.	12,829	803,198
George Weston Ltd.	5,083	370,605
Gibson Energy Inc.	20,032	317,888
Gildan Activewear Inc.	12,628	378,383
Goldcorp Inc.	59,465	538,389
Great Canadian Gaming Corp.(b)	5,108	164,918
Great-West Lifeco Inc.	15,490	356,332
H&R Real Estate Investment Trust	31,716	480,842
HudBay Minerals Inc.	42,631	167,830
Husky Energy Inc.	21,707	307,609
Hydro One Ltd.(c)	17,464	254,663
IAMGOLD Corp.(b)	55,338	190,465
IGM Financial Inc.	8,473	208,591
Imperial Oil Ltd.	14,656	458,903
Industrial Alliance Insurance & Financial Services Inc.	10,146	359,562
Intact Financial Corp.	7,004	554,720
Inter Pipeline Ltd.	28,389	461,531
Keyera Corp.	19,131	477,820
Kinross Gold Corp.(b)	104,639	272,504
Kirkland Lake Gold Ltd.	18,425	362,397
Linamar Corp.(a)	6,140	254,857

Security	Shares	Value
Canada (continued)
Loblaw Companies Ltd.	9,538	$478,189
Lundin Mining Corp.	64,231	264,603
Magna International Inc.	18,431	909,585
Manulife Financial Corp.	100,518	1,586,703
Maple Leaf Foods Inc.	13,027	296,995
Methanex Corp.	5,565	361,254
Metro Inc.	16,213	510,001
National Bank of Canada	17,308	787,608
Northland Power Inc.	19,731	304,247
Nutrien Ltd.	33,806	1,793,977
Onex Corp.	5,034	331,767
Open Text Corp.	16,819	569,150
Pan American Silver Corp.	15,764	232,754
Parex Resources Inc.(b)	21,029	306,968
Parkland Fuel Corp.	12,656	426,059
Pembina Pipeline Corp.	32,380	1,049,869
Power Corp. of Canada	23,102	478,136
Power Financial Corp.	14,800	319,497
PrairieSky Royalty Ltd.	20,281	308,867
Quebecor Inc., Class B	18,746	368,568
Restaurant Brands International Inc.	13,561	744,732
RioCan REIT	31,082	568,032
Ritchie Bros Auctioneers Inc.	7,560	254,907
Rogers Communications Inc., Class B, NVS	17,523	904,538
Royal Bank of Canada	71,180	5,198,999
Saputo Inc.	15,331	468,248
Seven Generations Energy Ltd., Class A(b)	22,815	245,132
Shaw Communications Inc., Class B, NVS	27,477	512,820
Shopify Inc., Class A(a)(b)	5,102	706,568
SNC-Lavalin Group Inc.	13,095	468,658
Stantec Inc.	12,628	329,439
Stars Group Inc. (The)(b)	11,776	245,518
Sun Life Financial Inc.	30,785	1,130,131
Suncor Energy Inc.	85,313	2,868,778
Teck Resources Ltd., Class B	33,513	694,376
TELUS Corp.	5,259	180,526
TFI International Inc.	9,310	310,581
Thomson Reuters Corp.	11,457	534,529
TMX Group Ltd.	6,388	402,713
Toromont Industries Ltd.	7,908	373,225
Toronto-Dominion Bank (The)	91,007	5,060,911
Tourmaline Oil Corp.	22,454	328,282
TransCanada Corp.	46,669	1,764,058
Vermilion Energy Inc.	12,296	326,863
Wajax Corp.	7,728	137,524
West Fraser Timber Co. Ltd.	5,051	254,387
Wheaton Precious Metals Corp.(a)	26,824	442,011
Whitecap Resources Inc.	70,603	346,228
WSP Global Inc.	8,782	439,485
Yamana Gold Inc.	97,214	221,336

		79,226,077
Denmark — 1.5%
Ambu A/S, Series B(a)	10,377	216,375
AP Moller — Maersk A/S, Class A	301	358,382
AP Moller — Maersk A/S, Class B, NVS	300	381,065
Carlsberg A/S, Class B	6,217	686,025
Chr Hansen Holding A/S	6,212	628,115
Coloplast A/S, Class B	6,963	650,333
Danske Bank A/S	38,562	739,944
DSV A/S	10,488	843,538

49

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Denmark (continued)
Genmab A/S(b)	3,648	$499,940
GN Store Nord A/S	9,668	410,670
H Lundbeck A/S	4,797	224,089
ISS A/S	12,788	420,654
Jyske Bank A/S, Registered	7,922	323,993
Novo Nordisk A/S, Class B	94,783	4,100,973
Novozymes A/S, Class B	12,754	630,466
Orsted A/S(c)	10,103	642,110
Pandora A/S	6,187	387,210
SimCorp A/S	5,672	437,156
Sydbank A/S	11,645	269,342
Vestas Wind Systems A/S	11,238	705,031
William Demant Holding A/S(b)	7,375	242,820

		13,798,231
Finland — 1.2%
Amer Sports OYJ	9,140	339,990
Elisa OYJ	11,882	473,221
Fortum OYJ	24,597	518,236
Huhtamaki OYJ	11,388	319,869
Kesko OYJ, Class B	5,425	317,297
Kone OYJ, Class B	16,000	779,901
Konecranes OYJ	8,603	308,610
Metso OYJ	8,290	262,158
Neste OYJ	7,216	594,892
Nokia OYJ	312,069	1,767,948
Nokian Renkaat OYJ	7,899	251,315
Nordea Bank Abp	154,410	1,344,627
Orion OYJ, Class B	7,760	267,291
Sampo OYJ, Class A	17,134	789,360
Stora Enso OYJ, Class R	35,064	528,598
UPM-Kymmene OYJ	32,623	1,050,132
Wartsila OYJ Abp	24,585	419,372

		10,332,817
France — 9.0%
ABC arbitrage	40,115	289,986
Accor SA, NVS	10,720	490,953
Aeroports de Paris, NVS	1,762	369,141
Air Liquide SA	20,717	2,511,652
Airbus SE	30,120	3,334,593
Alstom SA, NVS	9,668	423,385
Amundi SA(c)	4,583	273,036
APERAM SA	7,607	259,435
Arkema SA, NVS	4,144	435,635
Atos SE	5,105	438,328
AXA SA, NVS	98,594	2,473,301
BioMerieux, NVS	2,544	194,279
BNP Paribas SA	55,764	2,914,649
Bollore SA, NVS	70,624	299,437
Bouygues SA, NVS	12,649	462,062
Bureau Veritas SA, NVS	17,761	401,476
Capgemini SE	8,547	1,045,891
Carrefour SA, NVS	31,844	618,786
Casino Guichard Perrachon SA, NVS(a)	4,542	200,706
Cie. de Saint-Gobain, NVS	27,062	1,019,224
Cie. Generale des Etablissements Michelin SCA, NVS	8,613	885,528
CNP Assurances, NVS	15,609	348,410
Covivio	2,829	284,479
Credit Agricole SA	59,819	767,788
Danone SA, NVS	30,659	2,173,914

Security	Shares	Value
France (continued)
Dassault Aviation SA, NVS	197	$327,004
Dassault Systemes SE, NVS	6,988	877,683
Edenred, NVS	14,338	544,717
Eiffage SA, NVS	4,858	475,686
Electricite de France SA, NVS	31,705	527,355
Elior Group SA(c)	11,364	163,911
Elis SA, NVS	17,369	350,893
Engie SA	85,355	1,138,777
EssilorLuxottica SA, NVS	10,651	1,457,224
Eurazeo SE, NVS	4,867	355,964
Eurofins Scientific SE, NVS	813	411,210
Eutelsat Communications SA	12,724	258,207
Faurecia SA, NVS	5,953	289,430
Gecina SA	3,354	492,892
Getlink, NVS	29,602	372,803
Hermes International, NVS	1,637	936,675
ICADE	3,847	326,477
Iliad SA, NVS(a)	2,267	262,642
Imerys SA, NVS	4,540	280,350
Ingenico Group SA, NVS	3,718	263,882
Ipsen SA, NVS	2,766	384,230
JCDecaux SA	6,612	217,709
Kering SA, NVS	4,022	1,793,684
Klepierre SA	10,954	372,343
Lagardere SCA, NVS	14,109	386,706
Legrand SA	13,729	898,182
L’Oreal SA	11,801	2,659,515
LVMH Moet Hennessy Louis Vuitton SE, NVS	14,290	4,352,215
Natixis SA	61,697	361,133
Orange SA, NVS	97,599	1,528,278
Orpea, NVS	3,907	481,860
Pernod Ricard SA, NVS	10,194	1,556,981
Peugeot SA, NVS	32,066	764,070
Publicis Groupe SA, NVS	10,821	628,240
Remy Cointreau SA, NVS	1,771	210,496
Renault SA, NVS	10,177	761,856
Rexel SA	22,327	285,104
Rubis SCA	6,698	346,825
Safran SA, NVS	17,298	2,235,322
Sanofi, NVS	57,657	5,150,478
Schneider Electric SE, NVS	27,236	1,973,789
SCOR SE	10,855	502,670
SEB SA, NVS	1,845	264,863
SES SA	21,120	454,072
Societe BIC SA, NVS	2,170	208,007
Societe Generale SA, NVS	40,160	1,477,946
Sodexo SA, NVS	4,844	494,623
SOITEC, NVS(b)	2,726	195,360
Sopra Steria Group, NVS	1,912	212,306
SPIE SA, NVS	11,440	179,784
STMicroelectronics NV	41,370	629,053
Suez	22,673	328,442
Teleperformance, NVS	4,245	700,306
Thales SA, NVS	5,722	732,614
TOTAL SA, NVS	120,146	7,073,386
Ubisoft Entertainment SA, NVS(b)	5,497	495,156
Unibail-Rodamco-Westfield	5,759	1,045,864
Unibail-Rodamco-Westfield, New(b)	1,874	340,328
Valeo SA, NVS	15,648	506,190
Veolia Environnement SA, NVS	27,590	550,816

50

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Vinci SA	24,234	$2,165,912
Vivendi SA, NVS	53,557	1,294,969
Wendel SA, NVS	2,367	307,349

		80,538,888
Germany — 7.3%
1&1 Drillisch AG	4,948	221,114
Aareal Bank AG	6,656	248,193
adidas AG	9,975	2,350,851
AIXTRON SE(b)	12,944	162,868
Allianz SE, Registered	21,532	4,499,750
Amadeus Fire AG	4,477	512,339
Aurubis AG	4,318	262,630
Axel Springer SE	4,226	281,071
BASF SE	43,981	3,390,115
Bayer AG, Registered	49,527	3,803,579
Bayerische Motoren Werke AG	14,542	1,256,027
Beiersdorf AG	5,133	531,577
Brenntag AG	9,075	474,739
CANCOM SE	4,903	200,437
Commerzbank AG(b)	58,381	551,613
Continental AG	5,732	947,893
Covestro AG(c)	10,364	670,756
Daimler AG, Registered	44,659	2,649,461
Delivery Hero SE(b)(c)	7,715	311,546
Deutsche Bank AG, Registered	106,790	1,046,757
Deutsche Boerse AG	10,284	1,303,308
Deutsche Lufthansa AG, Registered	14,852	298,866
Deutsche Post AG, Registered	49,453	1,566,114
Deutsche Telekom AG, Registered	168,193	2,762,326
Deutsche Wohnen SE	20,227	926,812
E.ON SE	109,818	1,064,616
Elmos Semiconductor AG	5,303	110,557
Evonik Industries AG	8,389	260,441
Evotec AG(b)	9,568	189,176
Fraport AG Frankfurt Airport Services Worldwide	2,835	219,393
Freenet AG	12,724	286,753
Fresenius Medical Care AG & Co. KGaA	11,153	875,990
Fresenius SE & Co. KGaA	21,795	1,389,824
GEA Group AG	11,627	353,853
Gerresheimer AG	3,597	253,705
Hannover Rueck SE	3,037	409,832
HeidelbergCement AG	9,267	629,998
Henkel AG & Co. KGaA	8,088	793,611
HOCHTIEF AG	1,791	265,837
HUGO BOSS AG	4,326	309,681
Infineon Technologies AG	63,376	1,271,722
Innogy SE(b)	6,593	275,053
K+S AG, Registered	13,593	253,663
KION Group AG	4,977	291,546
LANXESS AG	5,425	336,598
LEG Immobilien AG	6,217	680,889
MAN SE	2,766	288,329
Merck KGaA	6,762	724,948
METRO AG	12,781	192,604
MorphoSys AG(b)	3,002	278,236
MTU Aero Engines AG	3,077	654,745
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,626	1,426,066
Nemetschek SE	2,584	339,918
ProSiebenSat.1 Media SE	14,603	337,868

Security	Shares	Value
Germany (continued)
Puma SE	548	$281,894
QIAGEN NV(b)	14,896	541,274
Rheinmetall AG	3,847	333,626
Rocket Internet SE(b)(c)	8,761	253,328
RTL Group SA	2,974	191,061
RWE AG	28,888	563,637
SAP SE	50,158	5,379,669
Scout24 AG(c)	8,852	367,691
Siemens AG, Registered	38,241	4,407,420
Siemens Healthineers AG(b)(c)	8,573	355,422
Siltronic AG	2,014	185,021
Sixt SE	1,683	171,623
Stabilus SA	3,475	233,288
STADA Arzneimittel AG	2,746	254,135
Symrise AG	7,305	613,817
Telefonica Deutschland Holding AG	63,249	246,167
thyssenkrupp AG	26,427	556,193
TUI AG	27,430	455,282
Uniper SE	11,727	338,958
United Internet AG, Registered(d)	8,976	372,028
Volkswagen AG	2,668	440,750
Vonovia SE	27,972	1,281,058
Wirecard AG	7,030	1,317,467
Zalando SE(b)(c)	8,198	317,675

		65,454,678
Hong Kong — 2.9%
AIA Group Ltd.	631,800	4,783,189
ASM Pacific Technology Ltd.	26,800	231,441
Bank of East Asia Ltd. (The)	79,600	257,907
BOC Hong Kong Holdings Ltd.	192,500	719,475
CK Asset Holdings Ltd.	144,000	934,969
CK Hutchison Holdings Ltd.	136,000	1,369,646
CK Infrastructure Holdings Ltd.	31,500	230,241
CLP Holdings Ltd.	79,500	891,401
Galaxy Entertainment Group Ltd.	139,000	751,792
Hang Lung Group Ltd.	174,000	427,931
Hang Lung Properties Ltd.	182,000	329,668
Hang Seng Bank Ltd.	38,300	896,992
Henderson Land Development Co. Ltd.	86,520	402,834
HK Electric Investments & HK Electric Investments Ltd.	198,000	188,417
HKT Trust & HKT Ltd.	272,000	374,723
Hong Kong & China Gas Co. Ltd.	453,630	865,666
Hong Kong Exchanges & Clearing Ltd.	62,000	1,645,024
Hongkong Land Holdings Ltd.	72,800	430,976
Hopewell Holdings Ltd.	129,500	399,763
Hysan Development Co. Ltd.	52,000	243,769
Jardine Matheson Holdings Ltd.	10,700	617,497
Jardine Strategic Holdings Ltd.	13,100	438,850
Kerry Properties Ltd.	63,000	198,096
Link REIT	111,500	988,500
Melco International Development Ltd.	95,000	162,385
Melco Resorts & Entertainment Ltd., ADR	20,367	338,703
Minth Group Ltd.	66,000	213,843
MTR Corp. Ltd.	68,500	332,041
New World Development Co. Ltd.	318,000	403,209
NWS Holdings Ltd.	231,000	457,321
PCCW Ltd.	666,000	365,309
Power Assets Holdings Ltd.	66,000	440,735
Sands China Ltd.	143,600	566,018
Shangri-La Asia Ltd.	154,000	210,195

51

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Sino Land Co. Ltd.	214,000	$335,765
Sun Hung Kai Properties Ltd.	70,500	916,390
Swire Pacific Ltd., Class A	30,500	316,501
Swire Properties Ltd.	99,600	339,860
Techtronic Industries Co. Ltd.	90,000	421,333
WH Group Ltd.(c)	580,500	406,529
Wharf Real Estate Investment Co. Ltd.	69,000	427,322
Wheelock & Co. Ltd.	47,000	250,906
Wynn Macau Ltd.	123,600	255,102
Xinyi Glass Holdings Ltd.	188,000	186,096
Yue Yuen Industrial Holdings Ltd.	59,000	161,435

		26,125,765
Ireland — 0.5%
AIB Group PLC	52,199	252,663
Bank of Ireland Group PLC	62,758	445,491
CRH PLC	44,166	1,322,617
Glanbia PLC	16,689	295,366
Kerry Group PLC, Class A	8,877	910,256
Kingspan Group PLC	12,031	523,458
Paddy Power Betfair PLC	5,059	436,786
Smurfit Kappa Group PLC	12,724	414,919
UDG Healthcare PLC	26,212	211,672

		4,813,228
Israel — 0.7%
Azrieli Group Ltd.	6,674	323,820
Bank Hapoalim BM	80,426	544,499
Bank Leumi Le-Israel BM	116,642	727,642
Bezeq The Israeli Telecommunication Corp. Ltd.	219,515	252,293
Check Point Software Technologies Ltd.(a)(b)	6,003	666,333
CyberArk Software Ltd.(a)(b)	4,598	313,860
Elbit Systems Ltd.	2,367	282,982
Israel Chemicals Ltd.	54,988	317,028
Israel Discount Bank Ltd., Class A	134,878	440,993
Mizrahi Tefahot Bank Ltd.	16,408	276,303
Nice Ltd.(b)	4,880	517,079
Orbotech Ltd.(b)	3,895	217,886
Teva Pharmaceutical Industries Ltd., ADR, NVS	53,367	1,066,273
Wix.com Ltd.(b)	3,317	322,910

		6,269,901
Italy — 2.1%
A2A SpA	172,969	279,177
Ascopiave SpA	71,861	236,124
Assicurazioni Generali SpA	57,009	922,403
Atlantia SpA	26,732	537,927
Banca Farmafactoring SpA(c)	58,984	304,085
Banca Popolare di Sondrio SCPA	95,062	300,295
Banco BPM SpA(a)(b)	125,251	235,722
BPER Banca	44,008	167,441
Brembo SpA	26,340	291,879
CNH Industrial NV	58,450	608,359
Davide Campari-Milano SpA, NVS	47,752	367,646
Enel SpA	363,296	1,784,015
Eni SpA	123,462	2,197,090
Ferrari NV	6,947	814,679
Fiat Chrysler Automobiles NV(b)	59,164	901,631
FinecoBank Banca Fineco SpA	41,922	439,182
Hera SpA	100,744	278,521
Intesa Sanpaolo SpA	793,280	1,755,406
Italgas SpA	65,096	336,479

Security	Shares	Value
Italy (continued)
Leonardo SpA(a)	12,636	$137,302
Luxottica Group SpA	9,510	598,245
Mediaset SpA(a)(b)	41,246	124,359
Mediobanca Banca di Credito Finanziario SpA	52,889	464,545
Moncler SpA	12,905	448,896
Poste Italiane SpA(c)	47,681	343,058
Prysmian SpA	21,644	420,827
Recordati SpA	8,985	304,599
Saipem SpA(b)	47,668	261,139
Snam SpA	127,196	526,612
Telecom Italia SpA/Milano(b)	604,504	355,617
Tenaris SA	32,754	487,465
Terna Rete Elettrica Nazionale SpA	88,997	460,325
UniCredit SpA	108,208	1,387,398
Unione di Banche Italiane SpA	79,304	242,609

		19,321,057
Japan — 23.1%
Activia Properties Inc.	90	373,222
Advance Residence Investment Corp.	191	487,760
Advantest Corp.	13,000	239,715
Aeon Co. Ltd.	37,400	858,323
AEON Financial Service Co. Ltd.	20,100	394,680
AGC Inc./Japan	14,500	476,674
Air Water Inc.	22,800	369,915
Aisin Seiki Co. Ltd.	8,200	322,245
Ajinomoto Co. Inc.	29,600	479,061
Alfresa Holdings Corp.	15,800	422,108
Alps Electric Co. Ltd.	12,100	287,342
Amada Holdings Co. Ltd.	36,800	346,951
ANA Holdings Inc.	5,900	198,401
Aozora Bank Ltd.	13,000	448,673
Asahi Group Holdings Ltd.	19,700	867,215
Asahi Intecc Co. Ltd.	7,300	298,520
Asahi Kasei Corp.	65,200	783,983
Asics Corp.	14,500	210,713
Astellas Pharma Inc.	98,200	1,520,140
Azbil Corp.	17,600	327,812
Bandai Namco Holdings Inc.	12,800	455,381
Bank of Kyoto Ltd. (The)	6,900	311,205
Benesse Holdings Inc.	7,600	211,794
Bridgestone Corp.	31,100	1,202,333
Brother Industries Ltd.	22,800	418,402
Calbee Inc.	7,900	262,505
Canon Inc.	44,600	1,273,326
Casio Computer Co. Ltd.	18,400	277,985
Central Japan Railway Co.	7,300	1,400,425
Chiba Bank Ltd. (The)	54,100	343,233
Chubu Electric Power Co. Inc.	37,800	545,455
Chugai Pharmaceutical Co. Ltd.	12,800	751,974
Chugoku Bank Ltd. (The)	48,900	441,099
Chugoku Electric Power Co. Inc. (The)	26,600	342,237
Coca-Cola Bottlers Japan Holdings Inc.	10,900	285,406
Concordia Financial Group Ltd.	83,700	384,180
Credit Saison Co. Ltd.	17,500	278,654
CyberAgent Inc.	7,200	305,596
Dai Nippon Printing Co. Ltd.	20,700	464,973
Daicel Corp.	24,800	262,602
Daifuku Co. Ltd.	7,600	327,287
Daiichi Jitsugyo Co. Ltd.	12,100	399,920
Dai-ichi Life Holdings Inc.	62,200	1,177,256

52

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Daiichi Sankyo Co. Ltd.	30,300	$1,158,249
Daikin Industries Ltd.	12,800	1,488,636
Daito Trust Construction Co. Ltd.	4,100	541,314
Daiwa House Industry Co. Ltd.	31,100	939,435
Daiwa House REIT Investment Corp.	200	437,730
Daiwa Securities Group Inc.	106,700	611,619
DeNA Co. Ltd.	11,400	190,311
Denka Co. Ltd.	8,600	280,431
Denso Corp.	21,400	957,600
Dentsu Inc.	11,800	547,889
DIC Corp.	8,900	263,006
Disco Corp.	2,100	334,385
Don Quijote Holdings Co. Ltd.	8,600	515,139
East Japan Railway Co.	14,600	1,277,524
Ebara Corp.	8,300	242,701
Eisai Co. Ltd.	13,300	1,109,090
Electric Power Development Co. Ltd.	12,000	326,968
Ezaki Glico Co. Ltd.	4,500	224,093
FamilyMart UNY Holdings Co. Ltd.	4,600	534,775
FANUC Corp.	10,300	1,801,165
Fast Retailing Co. Ltd.	3,200	1,618,218
Fudo Tetra Corp.	15,720	239,307
Fuji Electric Co. Ltd.	8,800	269,798
FUJIFILM Holdings Corp.	20,900	906,151
Fujitsu Ltd.	10,900	662,760
Fukuoka Financial Group Inc.	13,700	337,720
GLP J-REIT	396	391,947
Hachijuni Bank Ltd. (The)	83,800	354,937
Hakuhodo DY Holdings Inc.	21,500	359,302
Hamamatsu Photonics KK	11,800	395,233
Hankyu Hanshin Holdings Inc.	14,200	468,070
Haseko Corp.	37,000	469,160
Hikari Tsushin Inc.	2,100	366,949
Hino Motors Ltd.	19,700	189,398
Hirose Electric Co. Ltd.	3,305	314,232
Hiroshima Bank Ltd. (The)	54,000	334,465
Hisamitsu Pharmaceutical Co. Inc.	4,400	248,354
Hitachi Chemical Co. Ltd.	9,100	143,610
Hitachi Construction Machinery Co. Ltd.	9,500	253,378
Hitachi High-Technologies Corp.	7,000	263,923
Hitachi Ltd.	48,000	1,472,474
Hitachi Metals Ltd.	18,500	218,351
Honda Motor Co. Ltd.	78,100	2,242,897
Hoshizaki Corp.	3,400	274,458
Hoya Corp.	19,900	1,130,996
Hulic Co. Ltd.	34,400	315,484
Idemitsu Kosan Co. Ltd.	8,000	365,070
IHI Corp.	9,400	343,999
Iida Group Holdings Co. Ltd.	17,600	320,326
Inpex Corp.	60,000	690,887
Isetan Mitsukoshi Holdings Ltd.	26,400	309,020
Isuzu Motors Ltd.	29,700	390,017
ITOCHU Corp.	75,600	1,403,411
J Front Retailing Co. Ltd.	26,100	342,511
Japan Airlines Co. Ltd.	5,700	202,888
Japan Exchange Group Inc.	36,300	651,666
Japan Hotel REIT Investment Corp.	614	436,881
Japan Post Bank Co. Ltd.	34,400	401,443
Japan Post Holdings Co. Ltd.	71,400	847,778
Japan Prime Realty Investment Corp.	125	446,369

Security	Shares	Value
Japan (continued)
Japan Real Estate Investment Corp.	86	$443,507
Japan Retail Fund Investment Corp.	269	496,740
Japan Steel Works Ltd. (The)	7,800	165,531
Japan Tobacco Inc.	57,100	1,470,570
JFE Holdings Inc.	28,300	534,379
JGC Corp.	17,700	343,633
JSR Corp.	13,400	200,190
JTEKT Corp.	19,700	245,955
JXTG Holdings Inc.	185,700	1,265,699
Kajima Corp.	34,200	441,232
Kamigumi Co. Ltd.	18,700	386,742
Kaneka Corp.	6,200	259,306
Kansai Electric Power Co. Inc. (The)	40,500	621,020
Kansai Paint Co. Ltd.	16,800	248,751
Kao Corp.	25,400	1,694,984
Kawasaki Heavy Industries Ltd.	12,000	284,861
KDDI Corp.	87,400	2,179,676
Keihan Holdings Co. Ltd.	14,200	538,532
Keikyu Corp.	21,000	310,939
Keio Corp.	9,600	521,448
Keisei Electric Railway Co. Ltd.	13,200	406,451
Kenedix Office Investment Corp.	69	427,371
Kewpie Corp.	8,400	193,746
Keyence Corp.	5,100	2,499,047
Kikkoman Corp.	10,000	550,264
Kintetsu Group Holdings Co. Ltd.	14,700	564,007
Kirin Holdings Co. Ltd.	43,600	1,042,529
Kobayashi Pharmaceutical Co. Ltd.	3,800	249,169
Kobe Steel Ltd.	21,000	168,960
Koito Manufacturing Co. Ltd.	6,400	305,099
Komatsu Ltd.	50,700	1,322,814
Konami Holdings Corp.	6,800	259,696
Konica Minolta Inc.	35,300	350,638
Kose Corp.	2,000	298,968
Kubota Corp.	53,300	841,616
Kuraray Co. Ltd.	26,600	366,515
Kurita Water Industries Ltd.	11,200	276,192
Kyocera Corp.	17,200	935,480
Kyowa Hakko Kirin Co. Ltd.	18,400	357,875
Kyushu Electric Power Co. Inc.	24,700	287,589
Kyushu Financial Group Inc.	84,900	375,394
Kyushu Railway Co.	10,800	331,115
Lawson Inc.	4,200	265,722
Lion Corp.	14,400	270,506
LIXIL Group Corp.	18,200	287,059
M3 Inc.	24,800	399,507
Mabuchi Motor Co. Ltd.	5,200	185,229
Makita Corp.	12,300	425,604
Marubeni Corp.	99,500	807,867
Marui Group Co. Ltd.	19,700	424,181
Matsumotokiyoshi Holdings Co. Ltd.	6,600	238,022
Mazda Motor Corp.	34,500	374,179
McDonald’s Holdings Co. Japan Ltd.	6,100	268,637
Mebuki Financial Group Inc.	147,100	449,688
Medipal Holdings Corp.	16,500	354,255
MEIJI Holdings Co. Ltd.	7,500	498,427
MINEBEA MITSUMI Inc.	26,800	410,116
MISUMI Group Inc.	19,300	387,522
Mitsubishi Chemical Holdings Corp.	77,500	605,071
Mitsubishi Corp.	70,500	1,986,531

53

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	96,500	$1,225,757
Mitsubishi Estate Co. Ltd.	61,900	990,301
Mitsubishi Gas Chemical Co. Inc.	12,900	217,296
Mitsubishi Heavy Industries Ltd.	16,900	597,351
Mitsubishi Materials Corp.	10,800	299,535
Mitsubishi Motors Corp.	42,500	267,755
Mitsubishi Tanabe Pharma Corp.	19,300	285,255
Mitsubishi UFJ Financial Group Inc.	610,500	3,704,492
Mitsubishi UFJ Lease & Finance Co. Ltd.	49,400	254,321
Mitsui & Co. Ltd.	87,200	1,456,875
Mitsui Chemicals Inc.	14,200	318,967
Mitsui Fudosan Co. Ltd.	46,900	1,057,229
Mitsui OSK Lines Ltd.	9,900	241,590
Mizuho Financial Group Inc.	1,112,000	1,911,550
Morinaga & Co. Ltd./Japan	5,400	216,995
MS&AD Insurance Group Holdings Inc.	24,200	730,364
Murata Manufacturing Co. Ltd.	9,600	1,460,139
Nabtesco Corp.	11,600	255,733
Nagoya Railroad Co. Ltd.	20,000	483,098
Nankai Electric Railway Co. Ltd.	15,500	379,208
NEC Corp.	16,500	473,705
Nexon Co. Ltd.(b)	27,500	313,367
NGK Insulators Ltd.	23,100	324,839
NGK Spark Plug Co. Ltd.	13,100	266,051
NH Foods Ltd.	9,100	314,474
NHK Spring Co. Ltd.	29,600	254,415
Nichirei Corp.	10,000	241,460
Nidec Corp.	11,600	1,489,380
Nifco Inc./Japan	8,200	186,808
Nihon M&A Center Inc.	9,500	227,872
Nikon Corp.	21,500	374,733
Nintendo Co. Ltd.	6,100	1,900,456
Nippon Building Fund Inc.	107	611,537
Nippon Electric Glass Co. Ltd.	7,800	196,909
Nippon Express Co. Ltd.	4,900	310,443
Nippon Paint Holdings Co. Ltd.(a)	9,000	281,910
Nippon Prologis REIT Inc.	290	584,857
Nippon Shinyaku Co. Ltd.	3,500	201,896
Nippon Steel & Sumitomo Metal Corp.	41,100	760,052
Nippon Telegraph & Telephone Corp.	34,000	1,431,040
Nippon Yusen KK	16,000	258,739
Nissan Chemical Corp.	8,700	411,661
Nissan Motor Co. Ltd.	98,200	894,072
Nisshin Seifun Group Inc.	24,400	486,681
Nissin Foods Holdings Co. Ltd.	5,300	342,360
Nitori Holdings Co. Ltd.	4,200	548,376
Nitto Denko Corp.	9,200	577,002
Nomura Holdings Inc.	194,900	945,530
Nomura Real Estate Holdings Inc.	11,300	212,172
Nomura Real Estate Master Fund Inc.	296	383,721
Nomura Research Institute Ltd.	7,700	341,146
NSK Ltd.	26,300	260,541
NTN Corp.	66,700	244,684
NTT Data Corp.	36,400	469,615
NTT DOCOMO Inc.	60,800	1,532,458
Obayashi Corp.	55,900	493,840
Obic Co. Ltd.	6,000	546,542
Odakyu Electric Railway Co. Ltd.	22,000	465,128
Oji Holdings Corp.	77,400	551,412
Olympus Corp.	16,300	544,513

Security	Shares	Value
Japan (continued)
Omron Corp.	13,300	$539,755
Ono Pharmaceutical Co. Ltd.	20,200	460,364
Oracle Corp. Japan	3,700	251,136
Organo Corp.	10,100	281,015
Oriental Land Co. Ltd./Japan	10,600	997,023
ORIX Corp.	70,300	1,146,802
Orix JREIT Inc.	316	483,289
Osaka Gas Co. Ltd.	21,500	394,546
OSJB Holdings Corp.	109,000	275,265
Otsuka Corp.	7,500	249,214
Otsuka Holdings Co. Ltd.	21,500	1,030,278
Panasonic Corp.	116,000	1,284,321
Park24 Co. Ltd.	10,000	263,258
PeptiDream Inc.(a)(b)	7,000	229,808
Persol Holdings Co. Ltd.	13,300	253,143
Pigeon Corp.	10,000	424,438
Pola Orbis Holdings Inc.	6,900	184,644
Proto Corp.	11,400	151,017
Rakuten Inc.	56,000	379,106
Recruit Holdings Co. Ltd.	57,300	1,541,980
Renesas Electronics Corp.(b)	55,000	291,436
Resona Holdings Inc.	126,200	665,358
Ricoh Co. Ltd.	42,400	424,169
Rinnai Corp.	4,400	320,482
Rohm Co. Ltd.	6,100	429,170
Rohto Pharmaceutical Co. Ltd.	9,500	301,360
Roland DG Corp.	9,900	211,237
Ryohin Keikaku Co. Ltd.	1,600	422,631
Santen Pharmaceutical Co. Ltd.	26,100	387,378
SBI Holdings Inc./Japan	18,100	474,893
SCREEN Holdings Co. Ltd.	3,500	190,731
Secom Co. Ltd.	11,500	942,683
Sega Sammy Holdings Inc.	15,500	199,561
Seibu Holdings Inc.	19,100	346,442
Seiko Epson Corp.	19,700	318,398
Sekisui Chemical Co. Ltd.	26,600	417,897
Sekisui House Ltd.	38,300	564,039
Seven & i Holdings Co. Ltd.	39,000	1,690,904
Shimadzu Corp.	15,900	401,956
Shimamura Co. Ltd.	2,100	176,589
Shimano Inc.	4,600	629,339
Shin-Etsu Chemical Co. Ltd.	18,800	1,577,398
Shinsei Bank Ltd.	19,800	301,943
Shionogi & Co. Ltd.	15,800	1,012,499
Shiseido Co. Ltd.	20,400	1,290,105
Shizuoka Bank Ltd. (The)	42,800	375,834
Showa Denko KK	8,800	384,423
SMC Corp./Japan	3,200	1,025,032
SoftBank Group Corp.(a)	43,400	3,479,537
Sohgo Security Services Co. Ltd.	6,100	271,880
Sojitz Corp.	105,600	355,571
Sompo Holdings Inc.	17,700	734,004
Sony Corp.	67,200	3,656,090
Sony Financial Holdings Inc.	18,100	421,005
Square Enix Holdings Co. Ltd.	5,500	197,134
Stanley Electric Co. Ltd.	11,800	349,750
Subaru Corp.	29,500	798,046
SUMCO Corp.	17,500	236,631
Sumitomo Chemical Co. Ltd.	86,800	435,327
Sumitomo Corp.	61,600	935,285

54

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Sumitomo Dainippon Pharma Co. Ltd.	11,400	$238,596
Sumitomo Electric Industries Ltd.	46,100	629,890
Sumitomo Heavy Industries Ltd.	10,800	341,163
Sumitomo Metal Mining Co. Ltd.	15,500	488,946
Sumitomo Mitsui Financial Group Inc.	69,500	2,718,293
Sumitomo Mitsui Trust Holdings Inc.	18,500	736,689
Sumitomo Realty & Development Co. Ltd.	19,700	677,818
Sumitomo Rubber Industries Ltd.	19,700	283,660
Sundrug Co. Ltd.	6,300	228,878
Suntory Beverage & Food Ltd.	8,900	363,161
Suzuken Co. Ltd./Aichi Japan	9,800	496,708
Suzuki Motor Corp.	18,000	901,156
Sysmex Corp.	8,900	624,905
T&D Holdings Inc.	34,800	560,907
Taiheiyo Cement Corp.	13,500	398,941
Taisei Corp.	12,100	518,395
Taisho Pharmaceutical Holdings Co. Ltd.	2,600	277,382
Takashimaya Co. Ltd.	19,500	307,563
Takeda Pharmaceutical Co. Ltd.	38,400	1,554,987
TDK Corp.	7,200	622,037
Teijin Ltd.	14,400	250,091
Terumo Corp.	15,900	858,013
THK Co. Ltd.	12,400	274,799
TIS Inc.	5,900	264,534
Tobu Railway Co. Ltd.	16,500	458,354
Toho Co. Ltd./Tokyo	9,300	303,668
Toho Gas Co. Ltd.	7,100	245,359
Tohoku Electric Power Co. Inc.	29,600	374,541
Tokai Carbon Co. Ltd.(a)	13,300	208,124
Tokio Marine Holdings Inc.	34,700	1,643,757
Tokuyama Corp.	7,700	172,893
Tokyo Electric Power Co. Holdings Inc.(b)	92,400	473,237
Tokyo Electron Ltd.	8,600	1,195,259
Tokyo Gas Co. Ltd.	20,100	495,309
Tokyo Tatemono Co. Ltd.	23,500	253,418
Tokyu Corp.	31,900	526,602
Tokyu Fudosan Holdings Corp.	52,300	294,739
Topcon Corp.	14,400	209,515
Toppan Printing Co. Ltd.	25,800	365,551
Toray Industries Inc.	77,600	551,393
Toshiba Corp.(b)	34,600	1,036,268
Tosoh Corp.	20,500	271,202
TOTO Ltd.	10,100	362,456
Toyo Seikan Group Holdings Ltd.	20,400	417,743
Toyo Suisan Kaisha Ltd.	9,700	334,349
Toyo Tire & Rubber Co. Ltd.	10,700	179,195
Toyota Industries Corp.	9,500	467,192
Toyota Motor Corp.	114,500	6,711,422
Toyota Tsusho Corp.	15,200	550,193
Trend Micro Inc./Japan	7,700	444,854
Tsuruha Holdings Inc.	2,700	281,352
Ube Industries Ltd.	10,100	220,875
Ulvac Inc.	6,900	225,302
Unicharm Corp.	25,200	685,963
United Urban Investment Corp.	327	498,084
USS Co. Ltd.	26,800	483,732
West Japan Railway Co.	9,100	610,967
Yahoo Japan Corp.	158,000	497,009
Yakult Honsha Co. Ltd.	7,000	496,832
Yamada Denki Co. Ltd.(a)	50,800	239,472

Security	Shares	Value
Japan (continued)
Yamaguchi Financial Group Inc.	50,100	$529,611
Yamaha Corp.	9,100	401,156
Yamaha Motor Co. Ltd.	16,300	387,225
Yamato Holdings Co. Ltd.	18,500	506,535
Yamazaki Baking Co. Ltd.	10,600	191,233
Yaskawa Electric Corp.	14,500	419,498
Yokogawa Electric Corp.	16,000	314,882
Yokohama Rubber Co. Ltd. (The)	21,600	419,540
ZOZO Inc.	12,200	293,933

		207,656,995
Netherlands — 3.1%
Aalberts Industries NV	11,445	420,804
ABN AMRO Group NV, CVA(c)	20,553	505,340
Aegon NV	100,662	619,091
AerCap Holdings NV(a)(b)	9,142	457,831
Akzo Nobel NV	12,586	1,059,274
ArcelorMittal	37,348	932,670
ASM International NV	5,920	254,824
ASML Holding NV	21,390	3,657,686
ASR Nederland NV	9,557	434,875
Boskalis Westminster(a)	8,952	258,242
Euronext NV(c)	4,496	277,379
EXOR NV	7,734	438,501
Gemalto NV(b)	4,224	241,023
Heineken Holding NV	9,716	842,166
Heineken NV	10,240	923,553
IMCD NV	5,892	400,222
ING Groep NV	195,817	2,325,201
InterXion Holding NV(b)	7,501	441,584
Koninklijke Ahold Delhaize NV	66,653	1,527,793
Koninklijke DSM NV	9,105	798,284
Koninklijke KPN NV	189,346	501,162
Koninklijke Philips NV	47,950	1,788,534
Koninklijke Vopak NV	6,205	281,223
NN Group NV	15,984	688,205
NXP Semiconductors NV	18,565	1,392,189
PostNL NV	46,382	137,479
Randstad NV	6,809	343,700
Rhi Magnesita NV	3,298	159,627
SBM Offshore NV	16,277	281,804
Signify NV(c)	9,095	224,651
Unilever NV, CVA	79,022	4,255,191
Wolters Kluwer NV	15,296	869,329

		27,739,437
New Zealand — 0.3%
a2 Milk Co. Ltd.(a)(b)	47,951	326,271
Auckland International Airport Ltd.	77,742	354,851
Contact Energy Ltd.	92,060	336,044
Fisher & Paykel Healthcare Corp. Ltd.	37,601	333,927
Fletcher Building Ltd.(b)	62,085	244,870
Meridian Energy Ltd.	139,764	286,118
Ryman Healthcare Ltd.	57,425	453,732
Spark New Zealand Ltd.	147,610	380,738

		2,716,551
Norway — 0.8%
Aker BP ASA	12,208	403,789
Borr Drilling Ltd.(a)(b)	57,320	223,689
DNB ASA	50,774	921,549
Equinor ASA	60,442	1,577,039

55

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Norway (continued)
Gjensidige Forsikring ASA	14,033	$218,051
Marine Harvest ASA	24,599	597,052
Norsk Hydro ASA	94,550	492,270
Orkla ASA	58,165	503,385
Salmar ASA	4,242	224,593
Schibsted ASA, Class B	7,203	228,818
Storebrand ASA	42,035	350,885
Subsea 7 SA	19,738	249,985
Telenor ASA	40,101	737,853
TGS NOPEC Geophysical Co. ASA	8,033	270,381
Yara International ASA(a)	10,357	446,937

		7,446,276
Portugal — 0.2%
Banco Comercial Portugues SA, Class R(b)	1,127,631	304,339
EDP — Energias de Portugal SA	153,708	540,589
Galp Energia SGPS SA	32,850	573,012
Jeronimo Martins SGPS SA	16,090	197,986

		1,615,926
Singapore — 1.2%
Ascendas REIT	128,600	234,021
CapitaLand Commercial Trust	256,142	319,992
CapitaLand Ltd.	126,500	286,836
CapitaLand Mall Trust	197,600	301,080
City Developments Ltd.	37,100	211,916
ComfortDelGro Corp. Ltd.	142,100	230,882
DBS Group Holdings Ltd.	94,400	1,599,237
Genting Singapore Ltd.	384,800	244,529
Hutchison Port Holdings Trust, Class U	689,700	168,976
Jardine Cycle & Carriage Ltd.	13,600	297,279
Keppel Corp. Ltd.	78,900	353,249
NetLink NBN Trust	768,700	432,977
Oversea-Chinese Banking Corp. Ltd.	159,400	1,236,248
SATS Ltd.	69,500	249,935
Sembcorp Industries Ltd.	108,200	220,338
Silverlake Axis Ltd.(a)	838,100	260,242
Singapore Airlines Ltd.	28,700	196,473
Singapore Exchange Ltd.	49,600	244,991
Singapore Press Holdings Ltd.	38,200	73,101
Singapore Technologies Engineering Ltd.	108,700	278,658
Singapore Telecommunications Ltd.	359,600	820,578
Suntec REIT	203,200	259,723
United Overseas Bank Ltd.	69,300	1,220,056
UOL Group Ltd.	46,100	200,739
Venture Corp. Ltd.	20,500	226,791
Wilmar International Ltd.	98,700	225,225
Yangzijiang Shipbuilding Holdings Ltd.	227,200	203,443

		10,597,515
Spain — 2.6%
Acciona SA(a)	3,215	271,677
Acerinox SA	20,326	227,264
ACS Actividades de Construccion y Servicios SA	16,852	632,207
Aena SME SA(c)	3,253	520,252
Amadeus IT Group SA	23,302	1,879,317
Banco Bilbao Vizcaya Argentaria SA	352,864	1,953,083
Banco de Sabadell SA	386,321	509,945
Banco Santander SA	813,022	3,864,410
Bankia SA	110,686	348,522
Bankinter SA	57,947	475,618
Bolsas y Mercados Espanoles SHMSF SA	8,228	243,696

Security	Shares	Value
Spain (continued)
CaixaBank SA	200,186	$812,245
Cellnex Telecom SA(a)(c)	16,484	411,085
Enagas SA	1,717	45,601
Endesa SA	12,438	260,436
Ferrovial SA	32,404	649,861
Grifols SA	18,631	531,757
Iberdrola SA	277,627	1,967,919
Industria de Diseno Textil SA	53,925	1,523,215
Inmobiliaria Colonial SOCIMI SA	33,523	337,101
International Consolidated Airlines Group SA	33,532	259,115
Mapfre SA	114,081	341,762
Mediaset Espana Comunicacion SA	25,641	174,664
Merlin Properties SOCIMI SA	42,092	528,431
Naturgy Energy Group SA	16,682	410,541
Prosegur Cia. de Seguridad SA	32,798	182,390
Red Electrica Corp. SA	21,707	450,090
Repsol SA	71,057	1,274,088
Siemens Gamesa Renewable Energy SA(a)(b)	19,900	220,787
Telefonica SA	243,428	1,996,356
Viscofan SA	7,278	435,407

		23,738,842
Sweden — 2.6%
Alfa Laval AB	19,555	500,017
Arjo AB, Class B	35,341	120,256
Assa Abloy AB, Class B	51,862	1,035,572
Atlas Copco AB, Class A	34,484	854,960
Atlas Copco AB, Class B	21,752	499,194
BillerudKorsnas AB	15,490	183,886
Boliden AB	17,485	400,121
Castellum AB	26,249	453,341
Dometic Group AB(c)	30,741	215,261
Electrolux AB, Series B	16,404	341,372
Elekta AB, Class B	26,653	338,423
Epiroc AB, Class A(b)	32,186	282,993
Epiroc AB, Class B(b)	32,960	272,019
Essity AB, Class B	32,324	738,808
Fabege AB	27,036	345,800
Getinge AB, Class B	17,607	173,186
Hennes & Mauritz AB, Class B	47,163	834,616
Hexagon AB, Class B	13,981	686,224
Hexpol AB	24,846	230,254
Husqvarna AB, Class B	36,286	274,417
ICA Gruppen AB	7,730	273,942
Industrivarden AB, Class C	17,397	362,037
Intrum AB(a)	7,726	197,298
Investor AB, Class B	20,413	886,007
JM AB	14,431	274,656
Kindred Group PLC	23,978	256,106
Kinnevik AB, Class B	15,871	440,895
L E Lundbergforetagen AB, Class B	6,905	213,352
Loomis AB, Class B	7,500	232,229
Lundin Petroleum AB	12,804	391,417
Millicom International Cellular SA, SDR	6,486	366,890
Modern Times Group MTG AB, Class B	6,234	230,679
NCC AB, Class B	12,941	193,272
Nibe Industrier AB, Class B	51,878	542,523
Saab AB, Class B	5,130	201,278
Sandvik AB	55,126	873,963
Securitas AB, Class B	23,485	403,292
Skandinaviska Enskilda Banken AB, Class A	76,009	788,058

56

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Skanska AB, Class B	22,391	$352,903
SKF AB, Class B	21,343	343,274
Svenska Cellulosa AB SCA, Class B	35,741	338,729
Svenska Handelsbanken AB, Class A	69,941	761,724
Swedbank AB, Class A	43,169	973,460
Swedish Match AB	12,529	639,219
Swedish Orphan Biovitrum AB(b)	12,864	262,918
Tele2 AB, Class B	26,049	296,410
Telefonaktiebolaget LM Ericsson, Class B	169,220	1,477,113
Telia Co. AB	141,551	639,014
Trelleborg AB, Class B	21,156	382,626
Volvo AB, Class B	76,917	1,151,268

		23,527,272
Switzerland — 7.4%
ABB Ltd., Registered	92,285	1,862,397
Adecco Group AG, Registered	9,850	483,148
Allreal Holding AG, Registered	3,632	558,214
Baloise Holding AG, Registered	4,047	580,154
Barry Callebaut AG, Registered	194	379,745
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	91	628,740
Chocoladefabriken Lindt & Spruengli AG, Registered	5	399,642
Cie. Financiere Richemont SA, Registered	28,161	2,063,292
Clariant AG, Registered	15,296	330,128
Coca-Cola HBC AG	11,712	345,692
Credit Suisse Group AG, Registered	131,704	1,730,914
dormakaba Holding AG(a)	316	228,385
Dufry AG, Registered(a)	3,495	394,530
EMS-Chemie Holding AG, Registered	531	292,976
Flughafen Zurich AG, Registered	2,042	404,381
Geberit AG, Registered	2,041	800,046
Georg Fischer AG, Registered	333	310,356
Givaudan SA, Registered	411	998,592
Gurit Holding AG, Bearer	196	178,093
Helvetia Holding AG, Registered	886	543,456
Idorsia Ltd.(a)(b)	9,477	183,812
Intershop Holdings AG	1,116	549,180
Julius Baer Group Ltd.	12,613	577,296
Kardex AG, Registered	1,959	255,124
Kuehne + Nagel International AG, Registered	1,875	261,147
LafargeHolcim Ltd., Registered	27,208	1,261,809
Logitech International SA, Registered	10,674	395,487
Lonza Group AG, Registered	4,181	1,316,356
Mobilezone Holding AG, Registered	25,624	284,796
Molecular Partners AG(a)(b)	7,701	141,633
Nestle SA, Registered	159,845	13,526,202
Novartis AG, Registered	111,004	9,737,541
OC Oerlikon Corp. AG, Registered	17,903	213,398
Pargesa Holding SA, Bearer	5,133	377,359
Partners Group Holding AG	895	638,396
PSP Swiss Property AG, Registered	5,516	533,285
Roche Holding AG, NVS	36,190	8,818,142
Schindler Holding AG, Participation Certificates, NVS	3,067	647,610
Schindler Holding AG, Registered	323	67,175
SGS SA, Registered	246	584,981
Sika AG, Registered	6,727	864,031
Sonova Holding AG, Registered	3,058	500,242
St Galler Kantonalbank AG, Class A, Registered	907	447,233
Straumann Holding AG, Registered	639	436,736
Sunrise Communications Group AG(c)	3,882	342,314

Security	Shares	Value
Switzerland (continued)
Swatch Group AG (The), Bearer	2,204	$746,718
Swiss Life Holding AG, Registered	2,074	783,910
Swiss Prime Site AG, Registered	7,469	607,381
Swiss Re AG	13,173	1,191,188
Swisscom AG, Registered	954	437,594
Temenos AG, Registered	3,978	547,721
UBS Group AG, Registered	191,114	2,677,002
Valiant Holding AG, Registered	2,581	291,995
VAT Group AG(c)	2,474	248,900
Vifor Pharma AG	3,129	452,755
Zurich Insurance Group AG	6,891	2,145,602

		66,604,932
United Kingdom — 16.1%
3i Group PLC	55,604	623,943
Admiral Group PLC	13,320	342,605
Aggreko PLC	22,370	245,359
Anglo American PLC	63,533	1,359,915
Antofagasta PLC	32,364	324,539
Ashtead Group PLC	30,456	753,203
ASOS PLC(a)(b)	4,415	307,787
Associated British Foods PLC	19,093	582,090
AstraZeneca PLC	66,180	5,065,232
Auto Trader Group PLC(c)	61,571	322,242
AVEVA Group PLC	7,956	266,140
Aviva PLC	200,817	1,099,505
B&M European Value Retail SA	65,224	347,361
Babcock International Group PLC	21,547	168,274
BAE Systems PLC	144,720	972,288
Balfour Beatty PLC	128,916	433,385
Barclays PLC	904,681	1,994,024
Barratt Developments PLC	73,767	484,475
BBA Aviation PLC	98,793	303,211
Beazley PLC	55,905	376,807
Bellway PLC	11,327	415,522
Berkeley Group Holdings PLC	9,429	421,797
BHP Billiton PLC	112,993	2,255,742
boohoo Group PLC(b)	58,788	159,923
BP PLC	1,007,035	7,299,667
British American Tobacco PLC	120,496	5,224,758
British Land Co. PLC (The)	61,058	461,860
BT Group PLC	449,604	1,381,915
BTG PLC(b)	33,655	237,375
Bunzl PLC	17,811	525,937
Burberry Group PLC	23,449	542,611
Burford Capital Ltd.	11,756	249,052
Capita PLC(b)	98,798	162,407
Capital & Counties Properties PLC	78,496	251,046
Carnival PLC	9,549	520,138
Centamin PLC	91,831	116,750
Centrica PLC	292,176	549,538
Cineworld Group PLC	74,676	281,099
Close Brothers Group PLC	17,068	321,023
Cobham PLC(b)	188,658	259,499
Coca-Cola European Partners PLC, NVS	15,022	683,351
Compass Group PLC	76,747	1,510,177
ConvaTec Group PLC(c)	86,870	179,817
Croda International PLC	8,068	496,888
CYBG PLC	89,090	305,988
Daily Mail & General Trust PLC, Class A, NVS	28,422	254,032
DCC PLC	5,963	511,631

57

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Dechra Pharmaceuticals PLC	8,543	$249,536
Derwent London PLC	8,553	320,098
Diageo PLC	123,093	4,259,984
Direct Line Insurance Group PLC	61,573	259,234
Dixons Carphone PLC	96,793	209,571
Domino’s Pizza Group PLC	58,370	211,291
DS Smith PLC	91,414	458,924
easyJet PLC	11,164	171,178
Electrocomponents PLC	31,900	252,632
Evraz PLC	26,211	181,857
Experian PLC	46,934	1,080,957
Ferguson PLC	11,065	746,926
Fevertree Drinks PLC	7,588	269,634
Fresnillo PLC	12,826	139,072
G4S PLC	108,278	297,457
GlaxoSmithKline PLC	256,490	4,952,655
Glencore PLC	626,650	2,553,037
Great Portland Estates PLC	33,771	301,064
Greencore Group PLC	83,986	203,036
Greene King PLC	26,078	160,808
GVC Holdings PLC	38,804	464,581
Halma PLC	27,825	472,149
Hammerson PLC	49,884	279,497
Hargreaves Lansdown PLC	19,504	465,529
Hays PLC	126,793	266,182
Hikma Pharmaceuticals PLC	10,697	259,899
Hiscox Ltd.	31,675	658,896
HomeServe PLC	28,640	348,199
Hostelworld Group PLC(c)	50,128	126,052
Howden Joinery Group PLC	47,851	286,815
HSBC Holdings PLC	1,014,016	8,355,701
IG Group Holdings PLC	24,376	188,280
IMI PLC	21,905	278,352
Imperial Brands PLC	48,959	1,659,646
Inchcape PLC	40,860	282,450
Informa PLC	78,156	712,628
Inmarsat PLC	31,023	180,796
InterContinental Hotels Group PLC	11,220	589,224
Intermediate Capital Group PLC	33,125	402,938
Intertek Group PLC	9,040	541,504
Intu Properties PLC	74,081	185,622
Investec PLC	48,575	300,403
ITV PLC	211,483	402,496
IWG PLC	45,321	133,190
J Sainsbury PLC	118,170	469,886
John Wood Group PLC	42,920	391,674
Johnson Matthey PLC	10,819	410,987
Jupiter Fund Management PLC	49,711	214,056
Just Eat PLC(b)	35,055	272,153
Kainos Group PLC	52,167	260,626
Kingfisher PLC	129,742	422,236
Land Securities Group PLC	41,630	453,840
Legal & General Group PLC	245,294	788,262
Lloyds Banking Group PLC	3,590,512	2,625,125
London Stock Exchange Group PLC	17,238	950,415
Man Group PLC	147,909	293,786
Marks & Spencer Group PLC	115,249	435,888
Meggitt PLC	69,473	470,299
Melrose Industries PLC	303,173	653,315
Merlin Entertainments PLC(c)	49,646	205,022

Security	Shares	Value
United Kingdom (continued)
Metro Bank PLC(a)(b)	7,136	$202,785
Micro Focus International PLC	27,072	421,494
Mondi PLC	24,917	587,246
Moneysupermarket.com Group PLC	50,445	189,050
National Grid PLC	160,329	1,698,702
NEX Group PLC	20,647	299,696
Next PLC	7,894	524,904
NMC Health PLC	7,118	321,236
Ocado Group PLC(b)	32,654	356,820
Pearson PLC	42,623	489,391
Pennon Group PLC	29,762	283,768
Persimmon PLC	21,005	615,690
Phoenix Group Holdings	57,744	444,539
Plus500 Ltd.	7,109	122,991
Provident Financial PLC(b)	20,211	131,809
Prudential PLC	127,211	2,552,750
Quilter PLC(c)	168,576	249,474
Randgold Resources Ltd.	7,845	616,473
Reckitt Benckiser Group PLC	35,073	2,838,103
RELX PLC	99,856	1,977,660
Rentokil Initial PLC	122,015	492,970
Rightmove PLC	75,681	437,235
Rio Tinto PLC	59,736	2,903,122
Rolls-Royce Holdings PLC	87,877	942,069
Rotork PLC	72,721	278,572
Royal Bank of Scotland Group PLC	256,996	776,282
Royal Dutch Shell PLC, Class A	232,825	7,438,788
Royal Dutch Shell PLC, Class B	196,392	6,436,605
Royal Mail PLC	55,035	252,452
RPC Group PLC	30,259	294,847
RSA Insurance Group PLC	53,674	387,076
Sage Group PLC (The)	65,618	456,443
Schroders PLC	10,755	368,291
Segro PLC	72,321	567,940
Severn Trent PLC	14,488	344,879
Shaftesbury PLC	28,810	330,203
Shire PLC	48,904	2,924,707
Sirius Minerals PLC(a)(b)	509,512	149,997
Smith & Nephew PLC	44,821	729,334
Smiths Group PLC	22,777	406,719
Sophos Group PLC(c)	36,411	203,683
Spectris PLC	10,481	287,126
Spirax-Sarco Engineering PLC	6,612	546,617
SSE PLC	53,024	773,382
SSP Group PLC	48,736	415,731
St. James’s Place PLC	38,598	499,844
Standard Chartered PLC	157,618	1,106,673
Standard Life Aberdeen PLC	131,859	455,746
Stock Spirits Group PLC	50,514	129,088
Tate & Lyle PLC	33,460	287,817
Taylor Wimpey PLC	266,627	550,202
Tesco PLC	526,117	1,433,900
Travis Perkins PLC	15,490	219,101
Tullow Oil PLC(b)	126,792	365,815
Unilever PLC	62,895	3,332,296
United Utilities Group PLC	38,352	356,065
Vodafone Group PLC	1,370,979	2,589,463
Weir Group PLC (The)	21,139	428,384
WH Smith PLC	17,022	423,035
Whitbread PLC	10,110	568,394

58

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
William Hill PLC	59,944	$160,999
Wm Morrison Supermarkets PLC	161,793	512,899
WPP PLC	65,331	741,774

		144,620,624

Total Common Stocks — 98.9% (Cost: $975,309,803)		889,305,797

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,765	208,963
Fuchs Petrolub SE, Preference Shares, NVS	8,129	377,080
Henkel AG & Co. KGaA, Preference Shares, NVS	7,968	871,938
Porsche Automobil Holding SE, Preference Shares, NVS	11,143	710,567
Sartorius AG, Preference Shares, NVS	2,935	425,664
Schaeffler AG, Preference Shares, NVS	17,103	180,841
Volkswagen AG, Preference Shares, NVS	9,497	1,600,743

		4,375,796
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	457,633	231,675

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	3,900,662	4,984

Total Preferred Stocks — 0.5% (Cost: $5,231,863)		4,612,455

Rights

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(b)	784,498	30,488

Total Rights — 0.0% (Cost: $31,657)		30,488

Security	Shares	Value
Warrants

Canada — 0.0%
Australis Capital Inc., NVS (Expires 09/19/19)(b)	1,025	$1,077

Total Warrants — 0.0% (Cost: $4,245)		1,077

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(e)(f)(g)	8,997,184	8,998,984
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(e)(f)	1,271,213	1,271,213

		10,270,197

Total Short-Term Investments — 1.2% (Cost: $10,269,016)		10,270,197

Total Investments in Securities — 100.6% (Cost: $990,846,584)		904,220,014

Other Assets, Less Liabilities — (0.6)%		(5,078,372)

Net Assets — 100.0%		$899,141,642

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,125,007	1,872,177	8,997,184	$8,998,984	$48,246	(a)	$141	$(846)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,616,933	(345,720)	1,271,213	1,271,213	9,921		—	—

				$10,270,197	$58,167		$141	$(846)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	46	12/21/18	$4,169	$(189,929)

59

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI International Developed Markets ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index	3	12/20/18	$408	$(9,690)

				$(199,619)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$889,305,797	$—	$—	$889,305,797
Preferred Stocks	4,607,471	4,984	—	4,612,455
Rights	30,488	—	—	30,488
Warrants	1,077	—	—	1,077
Money Market Funds	10,270,197	—	—	10,270,197

	$904,215,030	$4,984	$—	$904,220,014

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(199,619)	$—	$—	$(199,619)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

60

Schedule of Investments (unaudited) October 31, 2018	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 18.2%
Abacus Property Group	82,753	$192,376
Accent Group Ltd.	121,462	107,177
Adelaide Brighton Ltd.	76,900	309,031
AGL Energy Ltd.	89,017	1,135,634
ALS Ltd.	76,779	444,044
Altium Ltd.	33,663	521,789
Alumina Ltd.	415,926	751,708
Amcor Ltd./Australia	159,305	1,501,668
AMP Ltd.	408,192	714,586
Ansell Ltd.	23,020	378,191
APA Group	157,487	1,071,541
ARB Corp. Ltd.	12,533	153,761
Ardent Leisure Group	69,622	78,951
Aristocrat Leisure Ltd.	79,924	1,501,122
ASX Ltd.	27,210	1,141,098
Atlas Arteria Ltd.	183,396	887,776
Aurizon Holdings Ltd.	294,358	876,230
AusNet Services	227,057	275,184
Austal Ltd.	79,938	101,414
Australia & New Zealand Banking Group Ltd.	402,028	7,388,424
Australian Agricultural Co. Ltd.(a)	164,216	153,632
Australian Pharmaceutical Industries Ltd.	93,773	101,686
Automotive Holdings Group Ltd.	62,886	80,450
Aveo Group	82,585	107,992
Bank of Queensland Ltd.	62,786	429,421
Bapcor Ltd.	122,589	593,424
Beach Energy Ltd.	408,347	509,372
Bellamy’s Australia Ltd.(a)	21,999	112,729
Bendigo & Adelaide Bank Ltd.	65,443	474,495
BHP Billiton Ltd.	455,033	10,387,872
Blackmores Ltd.(b)	2,554	219,698
BlueScope Steel Ltd.	87,767	893,884
Boral Ltd.	158,075	628,520
Brambles Ltd.	224,147	1,687,137
Breville Group Ltd.	20,873	181,815
Brickworks Ltd.	19,446	232,233
BWP Trust	106,153	260,316
Caltex Australia Ltd.	38,766	776,455
carsales.com Ltd.	34,828	301,149
Cedar Woods Properties Ltd.	45,481	170,844
Challenger Ltd./Australia	78,948	574,092
Charter Hall Group	94,505	462,165
Charter Hall Retail REIT	75,936	228,733
CIMIC Group Ltd.	17,404	583,326
Cleanaway Waste Management Ltd.	373,526	476,526
Coca-Cola Amatil Ltd.	77,717	545,862
Cochlear Ltd.	8,112	1,020,975
Commonwealth Bank of Australia	237,855	11,670,773
Computershare Ltd.	66,344	929,611
Corporate Travel Management Ltd.	14,006	199,031
Costa Group Holdings Ltd.	71,373	308,572
Credit Corp. Group Ltd.	9,765	131,844
Cromwell Property Group	326,990	238,707
Crown Resorts Ltd.	51,808	459,354
CSL Ltd.	63,402	8,447,998
CSR Ltd.	78,850	197,274
Dexus	131,814	952,916
Domain Holdings Australia Ltd.	102,282	179,781

Security	Shares	Value
Australia (continued)
Domino’s Pizza Enterprises Ltd.(b)	10,368	$396,883
Downer EDI Ltd.	84,999	416,882
DuluxGroup Ltd.	84,199	441,603
Eclipx Group Ltd.	59,707	102,408
Evolution Mining Ltd.	220,017	464,692
Fairfax Media Ltd.	337,941	153,290
FlexiGroup Ltd./Australia	106,853	116,249
Flight Centre Travel Group Ltd.	7,831	257,530
Fortescue Metals Group Ltd.	223,480	633,566
G8 Education Ltd.	57,190	83,093
Galaxy Resources Ltd.(a)(b)	77,423	120,173
GDI Property Group	1,047,897	958,079
Genworth Mortgage Insurance Australia Ltd.	52,695	84,032
Goodman Group	240,099	1,766,366
GPT Group (The)	233,055	852,317
GrainCorp Ltd., Class A	36,382	212,474
Greencross Ltd.	33,088	106,234
Growthpoint Properties Australia Ltd.	27,784	71,482
GUD Holdings Ltd.	14,886	130,193
GWA Group Ltd.	54,817	106,842
Harvey Norman Holdings Ltd.	98,291	222,227
Healthscope Ltd.	234,792	351,123
HT&E Ltd.	78,583	107,771
Iluka Resources Ltd.	66,138	377,815
Incitec Pivot Ltd.	240,248	664,075
Independence Group NL(b)	82,775	237,014
Insurance Australia Group Ltd.	326,586	1,580,926
Investa Office Fund	99,389	390,953
InvoCare Ltd.	21,022	180,729
IOOF Holdings Ltd.	39,511	190,703
IPH Ltd.	39,833	152,451
IRESS Ltd.	32,285	248,270
James Hardie Industries PLC	63,364	843,844
JB Hi-Fi Ltd.	20,062	327,036
LendLease Group	74,160	925,072
Link Administration Holdings Ltd.	72,063	383,060
Macquarie Group Ltd.	40,100	3,330,926
Magellan Financial Group Ltd.	19,399	366,274
Mayne Pharma Group Ltd.(a)	326,505	259,180
McMillan Shakespeare Ltd.	14,528	169,896
Medibank Pvt Ltd.	401,962	794,845
Metcash Ltd.	167,761	326,977
Mineral Resources Ltd.	28,949	292,376
Mirvac Group	501,320	771,024
Monadelphous Group Ltd.	18,349	187,140
MYOB Group Ltd.	73,395	175,303
National Australia Bank Ltd.	365,309	6,527,189
Navitas Ltd.	51,714	185,827
Newcrest Mining Ltd.	105,948	1,547,618
NEXTDC Ltd.(a)	105,103	437,266
Nine Entertainment Co. Holdings Ltd.(b)	107,196	128,398
Northern Star Resources Ltd.	81,368	506,339
Nufarm Ltd./Australia	55,503	224,225
OFX Group Ltd.	80,516	122,121
Oil Search Ltd.	195,696	1,077,695
Orica Ltd.	53,749	653,703
Origin Energy Ltd.(a)	240,344	1,241,806
Orocobre Ltd.(a)(b)	51,310	121,099
Orora Ltd.	201,910	480,828
OZ Minerals Ltd.	39,583	253,332

61

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Australia (continued)
Pact Group Holdings Ltd.	56,172	$138,943
Pendal Group Ltd.	26,708	153,895
Perpetual Ltd.	7,392	181,534
Pilbara Minerals Ltd.(a)(b)	344,677	191,767
Platinum Asset Management Ltd.	42,560	147,806
Premier Investments Ltd.	25,625	298,215
Primary Health Care Ltd.	74,658	140,222
QBE Insurance Group Ltd.	182,055	1,460,636
Qube Holdings Ltd.	149,303	259,255
Quintis Ltd.(a)(b)(c)	56,238	—
Ramsay Health Care Ltd.	18,787	748,585
REA Group Ltd.	9,794	497,150
Regis Healthcare Ltd.	25,729	43,765
Regis Resources Ltd.	92,007	275,186
Rio Tinto Ltd.	53,152	2,878,101
Sandfire Resources NL	36,978	174,284
Santos Ltd.	280,882	1,321,859
Saracen Mineral Holdings Ltd.(a)	215,242	373,754
Scentre Group	676,020	1,906,934
Seek Ltd.	46,514	588,787
Select Harvests Ltd.	39,069	142,881
Seven West Media Ltd.	197,811	109,355
SG Fleet Group Ltd.	33,008	78,137
Shopping Centres Australasia Property Group	144,112	262,498
Sigma Healthcare Ltd.	229,913	84,734
Sims Metal Management Ltd.	28,998	231,830
Sonic Healthcare Ltd.	51,784	827,628
South32 Ltd.	728,273	1,868,511
Southern Cross Media Group Ltd.	170,781	137,987
Spark Infrastructure Group	237,531	387,205
St. Barbara Ltd.	90,826	267,791
Star Entertainment Grp Ltd. (The)	115,987	389,655
Steadfast Group Ltd.	157,862	332,297
Stockland	318,722	815,478
Suncorp Group Ltd.	168,597	1,674,098
Super Retail Group Ltd.	28,173	144,166
Sydney Airport	148,118	676,062
Syrah Resources Ltd.(a)(b)	101,021	114,558
Tabcorp Holdings Ltd.	292,961	959,279
Tassal Group Ltd.	68,915	201,724
Technology One Ltd.	61,422	236,819
Telstra Corp. Ltd.	482,511	1,053,297
TPG Telecom Ltd.(b)	59,895	304,371
Transurban Group	348,346	2,799,735
Treasury Wine Estates Ltd.	105,939	1,135,274
Vicinity Centres	373,256	701,045
Virtus Health Ltd.	24,216	86,330
Wesfarmers Ltd.	151,051	4,991,015
Western Areas Ltd.	71,876	114,620
Westgold Resources Ltd.(a)(b)	66,695	51,997
Westpac Banking Corp.	463,094	8,812,648
Whitehaven Coal Ltd.	118,082	405,899
Woodside Petroleum Ltd.	127,041	3,137,904
Woolworths Group Ltd.	172,015	3,466,061
WorleyParsons Ltd.	57,544	595,043

		149,659,823
Hong Kong — 8.5%
AIA Group Ltd.	1,713,600	12,973,207
ASM Pacific Technology Ltd.	45,900	396,386
Bank of East Asia Ltd. (The)	181,200	587,096

Security	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	535,500	$2,001,448
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	804,000	101,533
Champion REIT	306,000	206,097
CITIC Telecom International Holdings Ltd.	453,000	142,151
CK Asset Holdings Ltd.	382,572	2,483,980
CK Hutchison Holdings Ltd.	382,572	3,852,853
CK Infrastructure Holdings Ltd.	153,000	1,118,313
CK Life Sciences International Holdings Inc.	1,208,000	60,867
CLP Holdings Ltd.	229,500	2,573,290
Dah Sing Banking Group Ltd.	181,200	344,399
Galaxy Entertainment Group Ltd.	306,000	1,655,025
Giordano International Ltd.	312,000	138,500
Global Brands Group Holding Ltd.(a)	1,530,065	84,902
Guotai Junan International Holdings Ltd.	919,000	166,464
Haitong International Securities Group Ltd.	613,000	200,179
Hang Lung Properties Ltd.	307,000	556,089
Hang Seng Bank Ltd.	107,100	2,508,299
Henderson Land Development Co. Ltd.	306,064	1,425,024
HKBN Ltd.	226,500	339,776
HKT Trust & HKT Ltd.	459,720	633,336
Hong Kong & China Gas Co. Ltd.	1,377,716	2,629,108
Hong Kong Exchanges & Clearing Ltd.	171,100	4,539,735
Hongkong Land Holdings Ltd.	166,100	983,312
Hopewell Holdings Ltd.	78,000	240,784
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	29,398
Hutchison Telecommunications Hong Kong Holdings Ltd.	312,000	115,019
Hysan Development Co. Ltd.	153,000	717,242
Jardine Matheson Holdings Ltd.	30,600	1,765,926
Jardine Strategic Holdings Ltd.	31,100	1,041,850
Johnson Electric Holdings Ltd.	78,250	175,277
Kerry Logistics Network Ltd.	153,500	243,191
Kerry Properties Ltd.	78,000	245,261
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	153,500	54,630
Link REIT	306,000	2,712,835
Macau Legend Development Ltd.	1,216,000	212,506
Man Wah Holdings Ltd.(b)	364,000	167,620
Melco International Development Ltd.	156,000	266,653
Melco Resorts & Entertainment Ltd., ADR	40,339	670,838
MGM China Holdings Ltd.	183,600	259,495
MTR Corp. Ltd.	229,500	1,112,458
New World Development Co. Ltd.	765,000	969,985
NWS Holdings Ltd.	307,000	607,781
Pacific Basin Shipping Ltd.	883,000	192,608
Pacific Textiles Holdings Ltd.	156,000	157,405
PCCW Ltd.	604,000	331,301
Power Assets Holdings Ltd.	229,500	1,532,557
Sa Sa International Holdings Ltd.	312,000	119,794
Sands China Ltd.	306,000	1,206,138
Shangri-La Asia Ltd.	306,000	417,660
Shun Tak Holdings Ltd.	614,000	195,806
Sino Land Co. Ltd.	306,000	480,113
SITC International Holdings Co. Ltd.	307,000	225,568
SJM Holdings Ltd.	306,000	247,083
SmarTone Telecommunications Holdings Ltd.	78,000	108,253
Sun Hung Kai & Co. Ltd.	156,000	70,245
Sun Hung Kai Properties Ltd.	229,500	2,983,143
SUNeVision Holdings Ltd.	604,000	325,137
Sunlight REIT	307,000	184,841
Swire Pacific Ltd., Class A	76,500	793,846

62

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Swire Properties Ltd.	181,200	$618,300
Techtronic Industries Co. Ltd.	229,500	1,074,400
Television Broadcasts Ltd.	45,900	96,842
Town Health International Medical Group Ltd.(a)(b)(c)	632,000	806
Value Partners Group Ltd.	328,000	243,508
VTech Holdings Ltd.	30,700	360,283
WH Group Ltd.(d)	1,355,500	949,268
Wharf Real Estate Investment Co. Ltd.	153,000	947,541
Wheelock & Co. Ltd.	153,000	816,778
Wynn Macau Ltd.	306,000	631,564
Xinyi Glass Holdings Ltd.	312,000	308,840
Yue Yuen Industrial Holdings Ltd.	153,000	418,635

		70,348,381
Japan — 68.0%
Acom Co. Ltd.	75,500	278,973
ADEKA Corp.	15,600	231,813
Advance Residence Investment Corp.	156	398,380
Advantest Corp.	30,700	566,095
Aeon Co. Ltd.	91,800	2,106,792
AEON Financial Service Co. Ltd.	15,600	306,319
Aeon Mall Co. Ltd.	30,700	568,272
AEON REIT Investment Corp.	307	338,678
AGC Inc./Japan	30,600	1,005,946
Aica Kogyo Co. Ltd.	15,300	455,523
Aida Engineering Ltd.	30,700	252,988
Aiful Corp.(a)(b)	90,800	239,763
Aisin Seiki Co. Ltd.	30,600	1,202,525
Ajinomoto Co. Inc.	76,500	1,238,113
Alfresa Holdings Corp.	30,700	820,172
Alpine Electronics Inc.	15,600	265,541
Alps Electric Co. Ltd.	30,700	729,042
Amada Holdings Co. Ltd.	61,200	576,995
Amano Corp.	30,700	652,873
ANA Holdings Inc.	15,300	514,496
Anritsu Corp.	30,700	465,716
AOKI Holdings Inc.	15,600	205,963
Aozora Bank Ltd.	15,300	528,054
Asahi Diamond Industrial Co. Ltd.	15,600	98,558
Asahi Group Holdings Ltd.	61,200	2,694,091
Asahi Intecc Co. Ltd.	15,300	625,666
Asahi Kasei Corp.	153,000	1,839,715
Asics Corp.	30,700	446,130
Astellas Pharma Inc.	275,400	4,263,203
Autobacs Seven Co. Ltd.	15,600	250,888
Azbil Corp.	30,600	569,946
Bandai Namco Holdings Inc.	30,600	1,088,645
Bank of Saga Ltd. (The)	15,600	300,790
Bank of the Ryukyus Ltd.	15,600	177,903
Benesse Holdings Inc.	15,300	426,375
Bic Camera Inc.	30,700	406,142
Bridgestone Corp.	91,800	3,549,009
Brother Industries Ltd.	45,900	842,310
Calbee Inc.	15,300	508,396
Canon Inc.	137,700	3,931,322
Canon Marketing Japan Inc.	15,600	295,675
Capcom Co. Ltd.	15,300	317,781
Casio Computer Co. Ltd.	30,700	463,812
Cawachi Ltd.	15,600	289,593
Central Japan Railway Co.	24,400	4,680,874
Chiba Bank Ltd. (The)	153,000	970,697

Security	Shares	Value
Japan (continued)
Chubu Electric Power Co. Inc.	91,800	$1,324,676
Chugai Pharmaceutical Co. Ltd.	30,600	1,797,687
Chugoku Bank Ltd. (The)	30,600	276,025
Chugoku Electric Power Co. Inc. (The)	45,900	590,552
Citizen Watch Co. Ltd.	45,300	260,509
CKD Corp.	30,700	353,640
Coca-Cola Bottlers Japan Holdings Inc.	30,625	801,886
Colowide Co. Ltd.(b)	30,700	747,812
COMSYS Holdings Corp.	15,600	434,735
Concordia Financial Group Ltd.	168,300	772,490
Corona Corp.	30,700	302,770
Cosmo Energy Holdings Co. Ltd.	15,300	568,725
Credit Saison Co. Ltd.	15,500	246,808
CyberAgent Inc.	15,300	649,391
Dai Nippon Printing Co. Ltd.	45,900	1,031,027
Daibiru Corp.	15,600	157,583
Daifuku Co. Ltd.	15,300	658,881
Dai-ichi Life Holdings Inc.	153,000	2,895,822
Daiichi Sankyo Co. Ltd.	91,800	3,509,151
Daikin Industries Ltd.	30,700	3,570,400
Daikyonishikawa Corp.	15,600	149,289
Daio Paper Corp.	15,600	202,508
Daiseki Co. Ltd.	15,600	369,628
Daito Trust Construction Co. Ltd.	15,300	2,020,026
Daiwa House Industry Co. Ltd.	91,800	2,772,994
Daiwa House REIT Investment Corp.	309	676,293
Daiwa Securities Group Inc.	290,700	1,666,331
DCM Holdings Co. Ltd.	30,700	298,145
DeNA Co. Ltd.	15,600	260,426
Denso Corp.	61,200	2,738,558
Dentsu Inc.	30,600	1,420,797
DIC Corp.	15,300	452,133
Disco Corp.	4,200	668,770
DMG Mori Co. Ltd.	15,600	226,007
Don Quijote Holdings Co. Ltd.	15,300	916,468
Duskin Co. Ltd.	15,600	354,976
East Japan Railway Co.	45,900	4,016,326
EDION Corp.	30,700	322,628
Eighteenth Bank Ltd. (The)	15,600	425,059
Eiken Chemical Co. Ltd.(b)	15,300	342,184
Eisai Co. Ltd.	30,600	2,551,740
Electric Power Development Co. Ltd.	15,600	425,059
EPS Holdings Inc.	15,600	304,522
FamilyMart UNY Holdings Co. Ltd.	15,300	1,778,707
Fancl Corp.	15,600	689,770
FANUC Corp.	30,600	5,351,035
Fast Retailing Co. Ltd.	7,800	3,944,407
FCC Co. Ltd.	15,600	386,216
Financial Products Group Co. Ltd.	30,900	302,004
Fudo Tetra Corp.	10,610	161,517
Fuji Corp./Aichi	30,700	429,808
Fuji Electric Co. Ltd.	30,600	938,160
Fuji Oil Holdings Inc.	15,600	449,940
FUJIFILM Holdings Corp.	61,200	2,653,419
Fujitec Co. Ltd.	15,600	170,023
Fujitsu Ltd.	30,600	1,860,593
Fukuoka Financial Group Inc.	30,600	754,324
Fukuoka REIT Corp.	156	235,683
Furukawa Electric Co. Ltd.	15,300	414,173
Glory Ltd.	15,300	356,826

63

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
GLP J-REIT	459	$454,302
GMO Internet Inc.(b)	15,600	222,828
Godo Steel Ltd.	15,600	298,993
Gree Inc.	30,700	128,670
GungHo Online Entertainment Inc.(b)	120,800	217,291
Hachijuni Bank Ltd. (The)	90,600	383,738
Hakuhodo DY Holdings Inc.	45,900	767,067
Hamamatsu Photonics KK	30,600	1,024,926
Hankyu Hanshin Holdings Inc.	30,600	1,008,657
Haseko Corp.	45,900	582,011
Hazama Ando Corp.	30,600	210,950
Heiwa Real Estate REIT Inc.	307	301,138
Heiwado Co. Ltd.	15,600	400,315
Hino Motors Ltd.	45,900	441,287
Hisamitsu Pharmaceutical Co. Inc.	15,300	863,595
Hitachi Chemical Co. Ltd.	15,600	246,188
Hitachi Construction Machinery Co. Ltd.	15,300	408,072
Hitachi High-Technologies Corp.	15,300	576,860
Hitachi Ltd.	153,000	4,693,509
Hitachi Transport System Ltd.	15,600	401,421
Hitachi Zosen Corp.	45,300	172,201
Hokkaido Electric Power Co. Inc.	30,700	179,540
Hokuetsu Corp.	15,300	73,073
Hokuhoku Financial Group Inc.	30,700	381,659
Hokuriku Electric Power Co.(a)	30,700	286,176
Honda Motor Co. Ltd.	229,500	6,590,842
House Foods Group Inc.	15,300	440,610
Hoya Corp.	61,200	3,478,240
Hulic Co. Ltd.	45,900	420,952
Hulic Reit Inc.	309	449,310
Ibiden Co. Ltd.	15,600	192,693
Ichigo Inc.	90,600	296,233
Ichigo Office REIT Investment	460	377,440
Ichiyoshi Securities Co. Ltd.	15,600	131,457
Idemitsu Kosan Co. Ltd.	15,300	698,197
IHI Corp.	15,300	559,913
Iida Group Holdings Co. Ltd.	30,700	558,751
Iino Kaiun Kaisha Ltd.	45,300	199,094
Inpex Corp.	137,700	1,585,585
Invesco Office J-Reit Inc.	2,472	349,372
Invincible Investment Corp.	1,369	566,499
Isetan Mitsukoshi Holdings Ltd.	61,200	716,363
Isuzu Motors Ltd.	76,500	1,004,590
Ito En Ltd.	15,300	652,102
ITOCHU Corp.	198,900	3,692,309
Itochu-Shokuhin Co. Ltd.	15,300	713,110
Itoham Yonekyu Holdings Inc.	45,300	284,994
Itoki Corp.	15,600	81,003
Iyo Bank Ltd. (The)	60,600	360,308
J Front Retailing Co. Ltd.	45,900	602,347
J Trust Co. Ltd.(b)	15,600	79,759
JAC Recruitment Co. Ltd.	15,600	281,990
Japan Airlines Co. Ltd.	15,300	544,593
Japan Excellent Inc.	307	398,253
Japan Exchange Group Inc.	76,500	1,373,346
Japan Hotel REIT Investment Corp.	755	537,207
Japan Logistics Fund Inc.	156	311,295
Japan Post Bank Co. Ltd.	61,200	714,194
Japan Post Holdings Co. Ltd.	214,200	2,543,334
Japan Prime Realty Investment Corp.	153	546,356

Security	Shares	Value
Japan (continued)
Japan Real Estate Investment Corp.	153	$789,030
Japan Rental Housing Investments Inc.	307	240,747
Japan Retail Fund Investment Corp.	459	847,597
Japan Securities Finance Co. Ltd.	46,000	258,420
Japan Tobacco Inc.	153,000	3,940,406
JFE Holdings Inc.	76,500	1,444,522
Jimoto Holdings Inc.	151,000	198,024
JSP Corp.	15,300	301,513
JSR Corp.	30,700	458,643
JTEKT Corp.	30,700	383,291
JXTG Holdings Inc.	443,700	3,024,182
Kadokawa Dwango(a)	15,600	155,648
Kagome Co. Ltd.	30,600	816,145
Kajima Corp.	76,500	986,966
Kakaku.com Inc.	30,700	556,846
Kamei Corp.	30,700	354,728
Kansai Electric Power Co. Inc. (The)	107,100	1,642,254
Kansai Paint Co. Ltd.	30,600	453,082
Kao Corp.	76,500	5,104,971
Kawasaki Heavy Industries Ltd.	15,300	363,198
Kawasaki Kisen Kaisha Ltd.(a)(b)	15,600	208,590
KDDI Corp.	260,100	6,486,655
Keikyu Corp.	30,600	453,082
Keio Corp.	30,600	1,662,115
Keiyo Co. Ltd.	62,100	307,597
Kenedix Inc.	60,400	314,162
Kewpie Corp.	15,600	359,814
KEY Coffee Inc.	15,600	277,014
Keyence Corp.	15,300	7,497,142
Kikkoman Corp.	37,200	2,046,981
Kintetsu Group Holdings Co. Ltd.	30,600	1,174,055
Kirin Holdings Co. Ltd.	122,400	2,926,733
Kitz Corp.	30,700	244,555
Kiyo Bank Ltd. (The)	30,700	456,739
Kobe Steel Ltd.	45,900	369,299
Koei Tecmo Holdings Co. Ltd.	18,720	296,753
Kohnan Shoji Co. Ltd.	15,600	391,054
Koito Manufacturing Co. Ltd.	15,300	729,378
Kokuyo Co. Ltd.	30,700	485,302
Komatsu Ltd.	137,700	3,592,731
Komori Corp.	15,600	169,332
Konami Holdings Corp.	15,300	584,316
Konica Minolta Inc.	76,500	759,882
Konishi Co. Ltd.	30,700	430,624
Kubota Corp.	153,000	2,415,896
Kuraray Co. Ltd.	45,900	632,444
Kurita Water Industries Ltd.	15,300	377,297
Kyocera Corp.	45,900	2,496,426
KYORIN Holdings Inc.	15,600	341,015
Kyowa Exeo Corp.	15,600	420,221
Kyowa Hakko Kirin Co. Ltd.	30,700	597,107
Kyushu Electric Power Co. Inc.	76,500	890,709
Kyushu Financial Group Inc.	75,700	334,715
Lawson Inc.	15,300	967,985
Leopalace21 Corp.	45,900	191,564
Lifull Co. Ltd.(a)	15,600	105,608
Lintec Corp.	15,600	369,352
Lion Corp.	30,700	576,705
LIXIL Group Corp.	45,900	723,956
M3 Inc.	61,200	985,881

64

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Makita Corp.	30,600	$1,058,819
Marubeni Corp.	270,400	2,195,450
Maruha Nichiro Corp.	15,300	554,490
Marui Group Co. Ltd.	30,600	658,881
Marusan Securities Co. Ltd.	30,700	236,394
Matsuda Sangyo Co. Ltd.	15,600	193,246
Matsui Securities Co. Ltd.	30,900	315,147
Mazda Motor Corp.	76,500	829,702
McDonald’s Holdings Co. Japan Ltd.	15,300	673,794
Mebuki Financial Group Inc.	161,990	495,207
Medipal Holdings Corp.	30,700	659,130
Megmilk Snow Brand Co. Ltd.	15,600	365,205
MEIJI Holdings Co. Ltd.	15,300	1,016,791
MINEBEA MITSUMI Inc.	45,900	702,400
Ministop Co. Ltd.	15,600	287,934
Miraca Holdings Inc.	15,300	372,824
Mirait Holdings Corp.	15,600	251,856
MISUMI Group Inc.	45,900	921,620
Mitsubishi Chemical Holdings Corp.	198,900	1,552,885
Mitsubishi Corp.	198,900	5,604,555
Mitsubishi Electric Corp.	290,700	3,692,512
Mitsubishi Estate Co. Ltd.	168,300	2,692,532
Mitsubishi Heavy Industries Ltd.	45,900	1,622,392
Mitsubishi Materials Corp.	15,300	424,341
Mitsubishi Motors Corp.	91,800	578,351
Mitsubishi Tanabe Pharma Corp.	45,900	678,403
Mitsubishi UFJ Financial Group Inc.	1,676,100	10,170,513
Mitsubishi UFJ Lease & Finance Co. Ltd.	75,500	388,689
Mitsui & Co. Ltd.	244,800	4,089,942
Mitsui Chemicals Inc.	30,600	687,351
Mitsui E&S Holdings Co. Ltd.(a)	15,600	262,638
Mitsui Fudosan Co. Ltd.	137,700	3,104,061
Mitsui Mining & Smelting Co. Ltd.	15,300	433,153
Mitsui OSK Lines Ltd.	15,300	373,366
Mizuho Financial Group Inc.	3,228,300	5,549,512
Monex Group Inc.(b)	45,900	180,989
MonotaRO Co. Ltd.	30,600	675,421
Mori Hills REIT Investment Corp.	307	379,755
Mori Trust Sogo REIT Inc.	156	221,169
MOS Food Services Inc.	15,300	405,361
MS&AD Insurance Group Holdings Inc.	61,200	1,847,036
Murata Manufacturing Co. Ltd.	30,700	4,669,403
Nabtesco Corp.	30,600	674,607
Nagase & Co. Ltd.	15,600	245,221
Nagoya Railroad Co. Ltd.	30,600	739,140
NEC Corp.	45,900	1,317,762
NET One Systems Co. Ltd.	32,600	682,302
Neturen Co. Ltd.	30,700	271,214
Nexon Co. Ltd.(a)	61,400	699,662
NGK Insulators Ltd.	30,700	431,712
NGK Spark Plug Co. Ltd.	30,700	623,494
NHK Spring Co. Ltd.	30,700	263,870
Nichicon Corp.	30,700	254,893
NichiiGakkan Co. Ltd.	15,600	145,695
Nichi-Iko Pharmaceutical Co. Ltd.	15,600	213,013
Nidec Corp.	30,700	3,941,722
Nihon M&A Center Inc.	30,600	733,988
Nihon Nohyaku Co. Ltd.	15,600	86,394
Nihon Parkerizing Co. Ltd.	30,700	370,778
Nihon Unisys Ltd.	30,700	672,731

Security	Shares	Value
Japan (continued)
Nikkiso Co. Ltd.	15,600	$181,220
Nikkon Holdings Co. Ltd.	15,600	377,369
Nikon Corp.	61,200	1,066,682
Nintendo Co. Ltd.	16,000	4,984,804
Nippon Building Fund Inc.	153	874,441
Nippon Express Co. Ltd.	15,300	969,341
Nippon Light Metal Holdings Co. Ltd.	151,000	318,444
Nippon Paint Holdings Co. Ltd.	30,600	958,495
Nippon Paper Industries Co. Ltd.	15,600	283,234
Nippon Parking Development Co. Ltd.	151,600	212,244
Nippon Prologis REIT Inc.	307	619,141
Nippon Sheet Glass Co. Ltd.	30,700	259,789
Nippon Signal Co. Ltd.	30,700	281,007
Nippon Steel & Sumitomo Metal Corp.	107,100	1,980,574
Nippon Suisan Kaisha Ltd.	45,300	289,409
Nippon Telegraph & Telephone Corp.	91,800	3,863,808
Nippon Yusen KK	30,700	496,456
Nipro Corp.	15,600	198,775
Nishimatsuya Chain Co. Ltd.	30,700	273,663
Nishi-Nippon Financial Holdings Inc.	30,700	292,705
Nissan Chemical Corp.	30,600	1,447,911
Nissan Motor Co. Ltd.	275,400	2,507,408
Nissan Shatai Co. Ltd.	15,600	125,928
Nisshin Seifun Group Inc.	31,000	618,324
Nisshin Steel Co. Ltd.	15,600	204,028
Nisshinbo Holdings Inc.	30,700	339,222
Nissin Electric Co. Ltd.	15,600	127,587
Nissin Foods Holdings Co. Ltd.	15,300	988,321
Nitori Holdings Co. Ltd.	15,300	1,997,656
Nitto Denko Corp.	30,600	1,919,160
Nitto Kohki Co. Ltd.	15,600	325,118
NOK Corp.	15,600	224,486
Nomura Holdings Inc.	504,900	2,449,451
Nomura Real Estate Holdings Inc.	15,600	292,910
Nomura Real Estate Master Fund Inc.	612	793,368
Nomura Research Institute Ltd.	17,970	796,154
North Pacific Bank Ltd.	90,800	272,750
NSD Co. Ltd.	30,700	651,241
NSK Ltd.	61,200	606,279
NTT Data Corp.	91,800	1,184,359
NTT DOCOMO Inc.	198,900	5,013,256
NTT Urban Development Corp.	15,600	232,089
Obayashi Corp.	122,400	1,081,324
Obic Co. Ltd.	15,300	1,393,682
Odakyu Electric Railway Co. Ltd.	45,900	970,426
Oji Holdings Corp.	153,000	1,090,000
Okabe Co. Ltd.	15,600	138,645
Oki Electric Industry Co. Ltd.	15,600	213,981
Olympus Corp.	45,900	1,533,322
Omron Corp.	30,600	1,241,841
Ono Pharmaceutical Co. Ltd.	61,200	1,394,767
Orient Corp.(b)	181,200	284,191
Oriental Land Co. Ltd./Japan	30,600	2,878,198
ORIX Corp.	198,900	3,244,649
Orix JREIT Inc.	459	701,993
Osaka Gas Co. Ltd.	61,200	1,123,080
OSG Corp.	15,600	322,630
OSJB Holdings Corp.	120,800	305,064
Otsuka Holdings Co. Ltd.	61,200	2,932,698
PALTAC Corp.	15,300	780,896

65

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Panasonic Corp.	315,400	$3,492,023
Park24 Co. Ltd.	15,600	410,683
Penta-Ocean Construction Co. Ltd.	60,400	361,795
PeptiDream Inc.(a)(b)	15,300	502,295
Persol Holdings Co. Ltd.	30,700	584,321
Pigeon Corp.	15,300	649,391
Pioneer Corp.(a)(b)	75,500	67,569
Pola Orbis Holdings Inc.	15,300	409,428
Proto Corp.	15,600	206,655
Rakuten Inc.	135,900	920,009
Recruit Holdings Co. Ltd.	153,000	4,117,328
Relia Inc.	15,600	172,650
Renesas Electronics Corp.(a)	107,100	567,505
Resona Holdings Inc.	315,400	1,662,868
Resorttrust Inc.	15,600	240,106
Ricoh Co. Ltd.	105,700	1,057,421
Ringer Hut Co. Ltd.	15,600	312,954
Rohm Co. Ltd.	15,300	1,076,443
Rohto Pharmaceutical Co. Ltd.	30,700	973,869
Round One Corp.	15,400	182,308
Royal Holdings Co. Ltd.	15,600	386,078
Ryohin Keikaku Co. Ltd.	3,900	1,030,163
Saizeriya Co. Ltd.	15,300	289,853
Sakata Seed Corp.	15,300	483,993
San ju San Financial Group Inc.	15,600	276,876
Sanrio Co. Ltd.	15,300	307,207
Santen Pharmaceutical Co. Ltd.	61,200	908,334
Sanwa Holdings Corp.	45,900	538,899
SBI Holdings Inc./Japan	30,700	805,482
Secom Co. Ltd.	30,600	2,508,357
Sega Sammy Holdings Inc.	30,700	395,260
Seibu Holdings Inc.	30,700	556,846
Seikagaku Corp.	15,600	231,260
Seiko Epson Corp.	45,900	741,851
Seino Holdings Co. Ltd.	30,700	425,456
Sekisui Chemical Co. Ltd.	61,200	961,478
Sekisui House Ltd.	91,800	1,351,926
Sekisui House Reit Inc.	856	534,739
Sekisui Plastics Co. Ltd.	30,600	238,065
Senshu Ikeda Holdings Inc.	90,600	278,572
Seven & i Holdings Co. Ltd.	107,100	4,643,483
Seven Bank Ltd.	105,700	330,620
Sharp Corp./Japan(b)	30,600	469,351
Shikoku Electric Power Co. Inc.	30,700	386,283
Shimachu Co. Ltd.	15,600	408,748
Shimadzu Corp.	30,600	773,575
Shimano Inc.	15,300	2,093,235
Shimizu Corp.	137,700	1,117,657
Shin-Etsu Chemical Co. Ltd.	61,200	5,134,932
Shin-Etsu Polymer Co. Ltd.	45,900	335,948
Shinko Electric Industries Co. Ltd.	30,700	213,544
Shinko Plantech Co. Ltd.	30,700	285,904
Shinsei Bank Ltd.	30,700	468,164
Shionogi & Co. Ltd.	45,900	2,941,374
Shiseido Co. Ltd.	61,200	3,870,315
Shizuoka Bank Ltd. (The)	153,000	1,343,520
Showa Corp.	15,600	216,054
Showa Denko KK	15,300	668,371
Showa Shell Sekiyu KK	30,700	591,938
SKY Perfect JSAT Holdings Inc.	45,300	201,503

Security	Shares	Value
Japan (continued)
SMC Corp./Japan	8,600	$2,754,774
Sodick Co. Ltd.	15,600	117,496
SoftBank Group Corp.	122,400	9,813,258
Sohgo Security Services Co. Ltd.	15,300	681,928
Sojitz Corp.	225,400	758,956
Sompo Holdings Inc.	45,900	1,903,434
Sony Corp.	183,600	9,988,959
Sony Financial Holdings Inc.	30,700	714,080
Square Enix Holdings Co. Ltd.	15,300	548,390
Stanley Electric Co. Ltd.	30,600	906,978
Star Micronics Co. Ltd.	15,600	222,136
Subaru Corp.	76,500	2,069,510
SUMCO Corp.	30,700	415,119
Sumitomo Chemical Co. Ltd.	306,000	1,534,677
Sumitomo Corp.	168,300	2,555,333
Sumitomo Dainippon Pharma Co. Ltd.	30,600	640,443
Sumitomo Electric Industries Ltd.	107,100	1,463,366
Sumitomo Forestry Co. Ltd.	30,700	456,739
Sumitomo Heavy Industries Ltd.	30,600	966,630
Sumitomo Metal Mining Co. Ltd.	45,900	1,447,911
Sumitomo Mitsui Construction Co. Ltd.	52,200	327,941
Sumitomo Mitsui Financial Group Inc.	183,600	7,180,988
Sumitomo Mitsui Trust Holdings Inc.	45,900	1,827,784
Sumitomo Realty & Development Co. Ltd.	52,000	1,789,163
Sumitomo Rubber Industries Ltd.	30,700	442,050
Suntory Beverage & Food Ltd.	15,300	624,310
Suzuken Co. Ltd./Aichi Japan	15,300	775,473
Suzuki Motor Corp.	45,900	2,297,949
Sysmex Corp.	30,600	2,148,548
T&D Holdings Inc.	76,500	1,233,029
Taiheiyo Cement Corp.	15,300	452,133
Taisei Corp.	30,600	1,310,983
Taiyo Nippon Sanso Corp.	30,700	494,279
Taiyo Yuden Co. Ltd.	15,400	310,988
Takara Bio Inc.	15,600	368,108
Takasago Thermal Engineering Co. Ltd.	15,600	266,785
Takeda Pharmaceutical Co. Ltd.	107,100	4,336,954
Takeuchi Manufacturing Co. Ltd.	15,600	323,045
Tatsuta Electric Wire and Cable Co. Ltd.	30,700	135,199
TDK Corp.	15,300	1,321,829
Teijin Ltd.	30,700	533,180
Terumo Corp.	45,900	2,476,904
THK Co. Ltd.	15,300	339,066
TIS Inc.	15,300	685,995
Tobu Railway Co. Ltd.	30,600	850,038
Tocalo Co. Ltd.	61,200	531,985
Toho Co. Ltd./Tokyo	30,600	999,167
Toho Holdings Co. Ltd.	15,600	409,992
Tohoku Electric Power Co. Inc.	76,500	967,985
Tokai Carbon Co. Ltd.(b)	30,600	478,841
Tokai Rika Co. Ltd.	15,600	285,031
Tokai Tokyo Financial Holdings Inc.	46,000	237,632
Tokio Marine Holdings Inc.	91,800	4,348,614
Tokyo Broadcasting System Holdings Inc.	15,600	290,008
Tokyo Electric Power Co. Holdings Inc.(a)	225,400	1,154,412
Tokyo Electron Ltd.	23,300	3,238,319
Tokyo Gas Co. Ltd.	61,200	1,508,105
Tokyo Seimitsu Co. Ltd.	15,300	368,079
Tokyo Steel Manufacturing Co. Ltd.	30,700	241,835
Tokyo Tatemono Co. Ltd.	38,400	414,096

66

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Tokyu Construction Co. Ltd.	30,700	$278,015
Tokyu Corp.	76,500	1,262,855
Tokyu Fudosan Holdings Corp.	75,500	425,484
Tokyu REIT Inc.	156	219,648
TOMONY Holdings Inc.	58,700	228,340
Topcon Corp.	15,600	226,974
Toppan Forms Co. Ltd.	15,600	142,101
Toppan Printing Co. Ltd.	76,500	1,083,900
Topre Corp.	15,600	324,842
Toray Industries Inc.	198,900	1,413,299
Toshiba Corp.(a)	91,800	2,749,404
Tosoh Corp.	61,200	809,637
TOTO Ltd.	15,300	549,067
Towa Bank Ltd. (The)	15,300	124,862
Toyo Construction Co. Ltd.	45,300	185,447
Toyo Seikan Group Holdings Ltd.	30,700	628,662
Toyo Suisan Kaisha Ltd.	15,300	527,376
Toyo Tire & Rubber Co. Ltd.	15,600	261,256
Toyobo Co. Ltd.	15,600	221,998
Toyoda Gosei Co. Ltd.	15,600	336,591
Toyota Boshoku Corp.	15,600	260,841
Toyota Industries Corp.	30,600	1,504,851
Toyota Motor Corp.	321,300	18,833,011
Toyota Tsusho Corp.	30,600	1,107,625
Trend Micro Inc./Japan	15,300	883,931
TS Tech Co. Ltd.	15,300	440,610
TSI Holdings Co. Ltd.	30,700	209,191
Tsukui Corp.	30,700	264,142
Tsumura & Co.	15,300	477,214
Ube Industries Ltd.	15,600	341,153
Unicharm Corp.	61,200	1,665,911
United Super Markets Holdings Inc.	30,600	335,677
United Urban Investment Corp.	459	699,146
Ushio Inc.	30,700	371,866
USS Co. Ltd.	45,900	828,482
VT Holdings Co. Ltd.	46,000	191,573
Wacom Co. Ltd.	45,900	214,340
Wakita & Co. Ltd.	15,600	168,365
West Japan Railway Co.	30,600	2,054,461
Yahoo Japan Corp.	402,000	1,264,543
Yakult Honsha Co. Ltd.	15,300	1,085,933
Yamada Denki Co. Ltd.	120,800	569,453
Yamaha Corp.	30,600	1,348,943
Yamaha Motor Co. Ltd.	45,900	1,090,407
Yamato Holdings Co. Ltd.	45,900	1,256,754
Yaskawa Electric Corp.	45,900	1,327,930
Yokogawa Electric Corp.	45,900	903,318
Yokohama Rubber Co. Ltd. (The)	15,600	303,001
Yoshinoya Holdings Co. Ltd.	30,700	504,345
Zensho Holdings Co. Ltd.	30,700	595,203
ZOZO Inc.	30,700	739,651

		560,235,517
New Zealand — 0.9%
a2 Milk Co. Ltd.(a)(b)	116,360	791,743
Air New Zealand Ltd.	83,050	151,849
Argosy Property Ltd.	132,539	92,606
Auckland International Airport Ltd.	133,582	609,731
Chorus Ltd.	83,939	260,358
Contact Energy Ltd.	89,948	328,334
Fisher & Paykel Healthcare Corp. Ltd.	95,720	850,070

Security	Shares	Value
New Zealand (continued)
Fletcher Building Ltd.(a)	107,077	$422,324
Freightways Ltd.	26,912	129,693
Goodman Property Trust	150,800	147,709
Infratil Ltd.	86,174	192,449
Kiwi Property Group Ltd.	148,156	127,221
Mercury NZ Ltd.	101,455	225,250
Meridian Energy Ltd.	185,164	379,059
Metlifecare Ltd.	37,276	141,666
New Zealand Refining Co. Ltd. (The)	46,282	71,022
Precinct Properties New Zealand Ltd.	137,615	126,706
Ryman Healthcare Ltd.	76,410	603,738
SKYCITY Entertainment Group Ltd.	90,698	226,835
Spark New Zealand Ltd.	255,976	660,251
Summerset Group Holdings Ltd.(b)	68,433	297,614
Trade Me Group Ltd.	76,023	240,769
Z Energy Ltd.	49,275	196,277

		7,273,274
Singapore — 3.4%
Ascendas Hospitality Trust	397,800	226,937
Ascendas REIT	306,058	556,951
Ascott Residence Trust	196,230	148,788
Cache Logistics Trust	181,100	89,582
CapitaLand Commercial Trust	370,276	462,578
CapitaLand Ltd.	291,000	659,835
CapitaLand Mall Trust	291,000	443,393
CapitaLand Retail China Trust	151,000	149,386
CDL Hospitality Trusts	271,800	284,597
City Developments Ltd.	61,200	349,575
ComfortDelGro Corp. Ltd.	291,000	472,812
COSCO Shipping International Singapore Co. Ltd.(a)(b)	306,000	78,445
DBS Group Holdings Ltd.	247,500	4,192,916
ESR-REIT	421,928	147,772
Far East Hospitality Trust	291,000	125,032
First REIT	256,700	222,444
First Resources Ltd.	15,300	17,457
Frasers Centrepoint Trust	151,000	235,529
Frasers Commercial Trust	151,000	149,386
Genting Singapore Ltd.	887,400	563,917
Golden Agri-Resources Ltd.	976,800	179,870
Jardine Cycle & Carriage Ltd.	15,300	334,439
Keppel Corp. Ltd.	198,900	890,511
Keppel REIT	168,300	137,333
Lippo Malls Indonesia Retail Trust	770,200	133,484
Mapletree Commercial Trust	183,687	213,559
Mapletree Industrial Trust	196,300	262,244
Mapletree Logistics Trust	275,420	240,654
Mapletree North Asia Commercial Trust	291,000	237,457
OUE Hospitality Trust	291,000	142,894
Oversea-Chinese Banking Corp. Ltd.	437,975	3,396,773
Raffles Medical Group Ltd.	195,400	148,159
Sabana Shari’ah Compliant Industrial REIT	433,480	125,211
SATS Ltd.	143,500	516,053
Sembcorp Industries Ltd.	151,000	307,496
Sembcorp Marine Ltd.(b)	196,300	226,805
SIIC Environment Holdings Ltd.(b)	340,420	66,373
Silverlake Axis Ltd.	697,700	216,646
Singapore Airlines Ltd.	76,500	523,700
Singapore Exchange Ltd.	107,100	529,003
Singapore Post Ltd.	315,600	237,019
Singapore Press Holdings Ltd.	197,800	378,517

67

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Singapore (continued)
Singapore Technologies Engineering Ltd.	285,400	$731,636
Singapore Telecommunications Ltd.	1,055,700	2,409,021
Soilbuild Business Space REIT	447,760	184,303
Starhill Global REIT	291,000	140,793
StarHub Ltd.	94,600	128,429
Suntec REIT	291,000	371,945
United Overseas Bank Ltd.	183,600	3,232,357
UOL Group Ltd.	61,200	266,490
Venture Corp. Ltd.	45,900	507,790
Wilmar International Ltd.	240,400	548,573
Wing Tai Holdings Ltd.	120,800	168,359
Yangzijiang Shipbuilding Holdings Ltd.	391,100	350,205
Yanlord Land Group Ltd.	181,600	165,234
Yoma Strategic Holdings Ltd.	728,533	134,154

		28,360,821

Total Common Stocks — 99.0% (Cost: $804,993,326)		815,877,816

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	341,183	3

Total Warrants — 0.0% (Cost: $0)		3

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	5,362,445	5,363,518

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	230,117	$230,117

		5,593,635

Total Short-Term Investments — 0.7% (Cost: $5,592,626)		5,593,635

Total Investments in Securities — 99.7% (Cost: $810,585,952)		821,471,454
Other Assets, Less Liabilities — 0.3%		2,585,196

Net Assets — 100.0%		$824,056,650

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,977,154	(3,614,709)	5,362,445	$5,363,518	$65,380	(a)	$1,001	$(1,599)
BlackRock Cash Funds: Treasury, SL Agency Shares	94,414	135,703	230,117	230,117	434		—	—

				$5,593,635	$65,814		$1,001	$(1,599)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	22	12/20/18	$2,260	$(127,721)
TOPIX Index	39	12/13/18	5,671	(407,176)

				$(534,897)

68

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Pacific ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$815,746,079	$—	$131,737	$815,877,816
Warrants	—	—	3	3
Money Market Funds	5,593,635	—	—	5,593,635

	$821,339,714	$—	$131,740	$821,471,454

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(534,897)	$—	$—	$(534,897)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

69

Consolidated Schedule of Investments (unaudited) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 4.7%
Adelaide Brighton Ltd.	299,001	$1,201,569
AGL Energy Ltd.	339,756	4,334,436
ALS Ltd.	287,047	1,660,107
Altium Ltd.	78,119	1,210,873
Alumina Ltd.	1,677,784	3,032,279
Amcor Ltd./Australia	580,730	5,474,178
AMP Ltd.	1,449,947	2,538,295
Ansell Ltd.	87,955	1,444,997
APA Group	636,132	4,328,241
ARB Corp. Ltd.	95,227	1,168,289
Ardent Leisure Group	386,169	437,916
Aristocrat Leisure Ltd.	322,092	6,049,491
ASX Ltd.	97,169	4,074,950
Atlas Arteria Ltd.	566,159	2,740,641
Aurizon Holdings Ltd.	1,058,074	3,149,621
AusNet Services	1,117,272	1,354,092
Australia & New Zealand Banking Group Ltd.	1,494,128	27,458,911
Automotive Holdings Group Ltd.	232,289	297,166
Aveo Group	439,261	574,397
Bank of Queensland Ltd.	214,767	1,468,885
Bapcor Ltd.(a)	296,541	1,435,484
Beach Energy Ltd.	1,290,170	1,609,358
Bega Cheese Ltd.(a)	141,641	599,317
Bellamy’s Australia Ltd.(a)(b)	60,124	308,091
Bendigo & Adelaide Bank Ltd.	258,588	1,874,895
BHP Billiton Ltd.	1,706,412	38,955,395
Blackmores Ltd.(a)	8,538	734,447
BlueScope Steel Ltd.	303,802	3,094,143
Boral Ltd.	659,557	2,622,456
Brambles Ltd.	816,482	6,145,598
BWP Trust	525,944	1,289,759
BWX Ltd.(a)	123,929	223,100
Caltex Australia Ltd.	137,116	2,746,334
carsales.com Ltd.	147,212	1,272,905
Challenger Ltd./Australia	294,383	2,140,687
Charter Hall Group	385,917	1,887,279
Charter Hall Retail REIT	304,196	916,295
CIMIC Group Ltd.	55,549	1,861,824
Cleanaway Waste Management Ltd.	1,345,590	1,716,636
Coca-Cola Amatil Ltd.	271,467	1,906,706
Cochlear Ltd.	33,004	4,153,877
Commonwealth Bank of Australia	900,917	44,205,072
Computershare Ltd.	248,229	3,478,181
Costa Group Holdings Ltd.	197,402	853,443
Crown Resorts Ltd.	223,852	1,984,775
CSL Ltd.	237,865	31,694,316
CSR Ltd.	341,766	855,060
Dexus	507,830	3,671,229
Domain Holdings Australia Ltd.(a)	307,420	540,352
Domino’s Pizza Enterprises Ltd.(a)	34,627	1,325,507
Downer EDI Ltd.	368,040	1,805,070
DuluxGroup Ltd.	275,261	1,443,675
Evolution Mining Ltd.	917,036	1,936,848
Fairfax Media Ltd.	1,624,200	736,737
FlexiGroup Ltd./Australia	443,398	482,386
Flight Centre Travel Group Ltd.	33,132	1,089,579
Fortescue Metals Group Ltd.	868,717	2,462,812
G8 Education Ltd.(a)	295,535	429,394

Security	Shares	Value
Australia (continued)
Galaxy Resources Ltd.(a)(b)	304,136	$472,068
Goodman Group	844,187	6,210,535
GPT Group (The)	831,581	3,041,216
GrainCorp Ltd., Class A	137,918	805,455
GUD Holdings Ltd.	138,036	1,207,259
GWA Group Ltd.	236,674	461,292
Harvey Norman Holdings Ltd.	356,832	806,766
Healthscope Ltd.	995,052	1,488,063
Iluka Resources Ltd.	260,223	1,486,530
Incitec Pivot Ltd.	879,273	2,430,420
Independence Group NL(a)	355,031	1,016,578
Insurance Australia Group Ltd.	1,214,478	5,878,998
Investa Office Fund	321,225	1,263,558
InvoCare Ltd.(a)	94,587	813,177
IOOF Holdings Ltd.	179,948	868,535
IRESS Ltd.	107,060	823,285
James Hardie Industries PLC	246,683	3,285,179
JB Hi-Fi Ltd.(a)	68,931	1,123,661
LendLease Group	301,289	3,758,278
Link Administration Holdings Ltd.	297,531	1,581,563
Macquarie Group Ltd.	165,626	13,757,804
Magellan Financial Group Ltd.	84,553	1,596,453
Mayne Pharma Group Ltd.(a)(b)	1,189,291	944,059
McMillan Shakespeare Ltd.	74,647	872,950
Medibank Pvt Ltd.	1,426,747	2,821,267
Metcash Ltd.	575,561	1,121,804
Mineral Resources Ltd.	110,918	1,120,237
Mirvac Group	1,784,903	2,745,158
Monadelphous Group Ltd.(a)	67,711	690,578
Myer Holdings Ltd.(a)	868,441	280,056
National Australia Bank Ltd.	1,385,552	24,756,467
Navitas Ltd.	217,545	781,718
Newcrest Mining Ltd.	401,332	5,862,391
NEXTDC Ltd.(a)(b)	260,615	1,084,253
Northern Star Resources Ltd.	444,051	2,763,251
Nufarm Ltd./Australia	175,501	709,002
Oil Search Ltd.	726,201	3,999,179
Orica Ltd.	198,185	2,410,355
Origin Energy Ltd.(b)	987,873	5,104,129
Orocobre Ltd.(a)(b)	173,720	410,003
Orora Ltd.	707,635	1,685,162
OZ Minerals Ltd.	217,527	1,392,175
Pendal Group Ltd.	165,286	952,401
Perpetual Ltd.	31,402	771,176
Pilbara Minerals Ltd.(a)(b)	1,152,327	641,119
Platinum Asset Management Ltd.(a)	185,492	644,190
Premier Investments Ltd.	76,283	887,757
Primary Health Care Ltd.	357,250	670,982
QBE Insurance Group Ltd.	723,831	5,807,331
Qube Holdings Ltd.	930,460	1,615,685
Ramsay Health Care Ltd.	73,804	2,940,788
REA Group Ltd.	28,745	1,459,115
Regis Resources Ltd.	397,519	1,188,949
Reliance Worldwide Corp. Ltd.(a)	445,426	1,581,635
Rio Tinto Ltd.	240,149	13,003,706
Sandfire Resources NL	179,589	846,437
Santos Ltd.	1,003,972	4,724,792
Scentre Group	2,576,704	7,268,430
Seek Ltd.	198,922	2,518,009
Seven West Media Ltd.	814,656	450,362

70

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Australia (continued)
Shopping Centres Australasia Property Group	755,697	$1,376,492
Sigma Healthcare Ltd.	1,033,724	380,979
Sims Metal Management Ltd.	102,992	823,390
Sonic Healthcare Ltd.	213,325	3,409,426
South32 Ltd.	2,833,377	7,269,523
Southern Cross Media Group Ltd.	821,463	663,721
Spark Infrastructure Group	1,239,303	2,020,218
St. Barbara Ltd.	427,360	1,260,028
Star Entertainment Grp Ltd. (The)	456,943	1,535,088
Stockland	1,221,128	3,124,362
Suncorp Group Ltd.	629,070	6,246,405
Super Retail Group Ltd.	108,870	557,107
Sydney Airport	578,522	2,640,576
Syrah Resources Ltd.(a)(b)	309,021	350,430
Tabcorp Holdings Ltd.	1,148,616	3,761,056
Telstra Corp. Ltd.	2,092,831	4,568,545
TPG Telecom Ltd.(a)	247,904	1,259,783
Transurban Group	1,348,305	10,836,629
Treasury Wine Estates Ltd.	391,559	4,196,063
Vicinity Centres	1,732,573	3,254,096
Virtus Health Ltd.	228,546	814,769
Vocus Group Ltd.(a)(b)	370,012	899,504
Wesfarmers Ltd.	575,902	19,028,907
Western Areas Ltd.	306,410	488,628
Westpac Banking Corp.	1,743,340	33,175,645
Whitehaven Coal Ltd.	462,685	1,590,451
WiseTech Global Ltd.	61,315	697,485
Woodside Petroleum Ltd.	484,543	11,968,180
Woolworths Group Ltd.	661,047	13,319,938
WorleyParsons Ltd.	236,063	2,441,047

		558,150,558
Austria — 0.3%
ams AG(a)	45,386	1,767,793
ANDRITZ AG	40,643	2,107,272
CA Immobilien Anlagen AG	49,348	1,606,960
Erste Group Bank AG	167,742	6,842,159
IMMOFINANZ AG	62,581	1,493,309
Lenzing AG	7,885	716,068
Oesterreichische Post AG	22,281	905,808
OMV AG	77,286	4,302,258
Raiffeisen Bank International AG	83,444	2,278,563
S IMMO AG	58,003	992,376
S&T AG	41,168	1,025,265
Schoeller-Bleckmann Oilfield Equipment AG	11,724	1,052,083
Semperit AG Holding(a)(b)	20,533	339,668
Telekom Austria AG	100,882	749,836
UNIQA Insurance Group AG	95,958	896,983
voestalpine AG	60,324	2,145,509
Wienerberger AG	71,366	1,643,100

		30,865,010
Belgium — 0.8%
Ackermans & van Haaren NV	11,361	1,790,575
Ageas	99,435	4,980,910
AGFA-Gevaert NV(b)	160,364	716,626
Anheuser-Busch InBev SA/NV	392,744	28,987,194
Barco NV	11,719	1,335,788
Befimmo SA	23,928	1,313,557
Bekaert SA	21,638	467,293
bpost SA	58,166	883,785

Security	Shares	Value
Belgium (continued)
Cie. d’Entreprises CFE	7,151	$759,198
Cofinimmo SA	11,254	1,347,817
Colruyt SA	27,240	1,583,954
D’ieteren SA/NV	24,896	985,602
Elia System Operator SA/NV	25,905	1,620,211
Euronav NV	105,471	982,919
EVS Broadcast Equipment SA	29,315	652,349
Galapagos NV(a)(b)	24,364	2,503,830
Gimv NV	28,411	1,517,809
Groupe Bruxelles Lambert SA	33,138	3,085,612
Ion Beam Applications(a)(b)	20,158	355,162
KBC Ancora	37,070	1,715,368
KBC Group NV	124,732	8,606,846
Kinepolis Group NV(a)	21,633	1,163,059
Ontex Group NV(a)	44,085	846,161
Orange Belgium SA	45,451	816,762
Proximus SADP	73,381	1,874,904
Solvay SA	34,601	3,945,948
Telenet Group Holding NV	28,406	1,380,110
Tessenderlo Group SA(b)	25,948	914,351
UCB SA	65,593	5,513,066
Umicore SA	110,261	5,195,887
Warehouses De Pauw CVA	20,412	2,650,447

		90,493,100
Brazil — 1.2%
Aliansce Shopping Centers SA	101,000	476,382
Ambev SA	2,415,900	10,627,489
Atacadao Distribuicao Comercio e Industria Ltda	184,900	758,615
B2W Cia. Digital(b)	175,300	1,628,173
B3 SA — Brasil, Bolsa, Balcao	1,111,739	7,943,344
Banco Bradesco SA	528,261	4,302,031
Banco do Brasil SA	460,300	5,297,570
Banco Santander Brasil SA, NVS	222,600	2,528,933
BB Seguridade Participacoes SA	374,800	2,671,882
BR Malls Participacoes SA(b)	488,808	1,671,251
BRF SA(b)	279,847	1,649,926
CCR SA	696,100	2,055,786
Centrais Eletricas Brasileiras SA(b)	116,700	738,309
Cia. de Saneamento Basico do Estado de Sao Paulo	186,500	1,403,332
Cia. Hering	94,200	574,406
Cia. Siderurgica Nacional SA(b)	374,400	964,600
Cielo SA	631,172	2,242,959
Cosan SA	85,100	738,855
CVC Brasil Operadora e Agencia de Viagens SA	97,600	1,487,188
Cyrela Brazil Realty SA Empreendimentos e Participacoes	193,400	760,167
Duratex SA	232,919	720,484
EDP — Energias do Brasil SA	234,800	884,964
Embraer SA	357,500	2,014,396
Engie Brasil Energia SA	81,400	872,182
Equatorial Energia SA	95,628	1,750,370
Estacio Participacoes SA	151,400	942,760
Fibria Celulose SA	131,000	2,533,948
Fleury SA	106,100	595,554
Hypera SA	171,700	1,376,558
Iochpe Maxion SA	69,045	360,235
IRB Brasil Resseguros S/A	68,600	1,338,203
JBS SA	509,300	1,405,391
Klabin SA, NVS	521,700	2,622,194
Kroton Educacional SA	775,008	2,382,714

71

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Brazil (continued)
Light SA	64,400	$289,015
Localiza Rent a Car SA	295,998	2,291,006
Lojas Renner SA	460,940	4,665,862
M. Dias Branco SA	69,000	826,068
Magazine Luiza SA	43,100	1,958,616
MRV Engenharia e Participacoes SA	187,000	636,339
Multiplan Empreendimentos Imobiliarios SA	177,182	1,097,102
Multiplus SA	48,800	331,596
Natura Cosmeticos SA	122,200	1,072,149
Odontoprev SA	167,800	597,204
Petrobras Distribuidora SA	222,400	1,435,766
Petroleo Brasileiro SA	1,571,000	12,823,454
Porto Seguro SA	57,000	834,476
Qualicorp Consultoria e Corretora de Seguros SA	136,300	528,394
Raia Drogasil SA	119,200	2,015,922
Rumo SA(b)	641,200	2,874,137
Sao Martinho SA	94,000	490,941
Smiles Fidelidade SA	39,500	396,117
Sul America SA, NVS	114,652	765,478
Suzano Papel e Celulose SA	237,700	2,422,115
TIM Participacoes SA	455,300	1,420,629
TOTVS SA	58,900	398,005
Ultrapar Participacoes SA	185,200	2,206,246
Vale SA	1,776,119	27,116,357
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	75,990	311,775
WEG SA	449,068	2,176,127

		142,302,047
Canada — 6.7%
Advantage Oil & Gas Ltd.(a)(b)	132,693	298,073
Aecon Group Inc.	51,624	744,140
AGF Management Ltd., Class B, NVS	176,152	722,984
Agnico Eagle Mines Ltd.	130,406	4,617,460
Alacer Gold Corp.(b)	294,159	481,585
Alamos Gold Inc., Class A	220,769	884,253
Alaris Royalty Corp.	43,510	637,451
Algonquin Power & Utilities Corp.	281,787	2,819,479
Alimentation Couche-Tard Inc., Class B	227,383	10,885,642
Allied Properties REIT	43,184	1,390,964
AltaGas Ltd.	158,957	2,003,227
Aphria Inc.(a)(b)	123,208	1,472,961
ARC Resources Ltd.	184,086	1,718,557
Atco Ltd./Canada, Class I, NVS	45,901	1,341,466
ATS Automation Tooling Systems Inc.(b)	73,163	1,078,573
Aurora Cannabis Inc.(a)(b)	364,382	2,480,544
Australis Capital Inc.(b)	8,992	11,229
AutoCanada Inc.(a)	32,665	248,485
B2Gold Corp.(b)	571,009	1,413,120
Badger Daylighting Ltd.(a)	30,049	608,645
Ballard Power Systems Inc.(a)(b)	137,822	514,242
Bank of Montreal	324,417	24,315,527
Bank of Nova Scotia (The)	600,180	32,288,381
Barrick Gold Corp.	614,911	7,721,213
Bausch Health Companies Inc.(b)	167,485	3,841,346
Baytex Energy Corp.(b)	299,180	612,826
BCE Inc.	65,198	2,529,479
Birchcliff Energy Ltd.	145,355	459,336
BlackBerry Ltd.(b)	271,927	2,515,829
Boardwalk REIT	17,793	664,028
Bombardier Inc., Class B(b)	1,121,692	2,724,689

Security	Shares	Value
Canada (continued)
Bonterra Energy Corp.	64,261	$724,695
Brookfield Asset Management Inc., Class A	442,906	18,117,579
CAE Inc.	151,906	2,685,899
Cameco Corp.	215,668	2,315,567
Canada Goose Holdings Inc.(b)	28,288	1,548,328
Canadian Apartment Properties REIT	68,445	2,439,681
Canadian Imperial Bank of Commerce	222,656	19,273,965
Canadian National Railway Co.	382,782	32,802,807
Canadian Natural Resources Ltd.	640,862	17,626,450
Canadian Pacific Railway Ltd.	75,279	15,475,402
Canadian Tire Corp. Ltd., Class A, NVS	32,946	3,716,444
Canadian Utilities Ltd., Class A, NVS	70,431	1,674,898
Canadian Western Bank	60,698	1,415,247
Canfor Corp.(b)	54,956	791,333
Canopy Growth Corp.(a)(b)	92,091	3,396,130
Capital Power Corp.	68,743	1,430,085
CCL Industries Inc., Class B, NVS	83,239	3,510,204
Celestica Inc.(b)	75,076	780,916
Cenovus Energy Inc.	544,461	4,618,538
Centerra Gold Inc.(b)	114,632	448,664
CES Energy Solutions Corp.	138,887	369,096
CGI Group Inc., Class A(b)	130,942	8,106,289
CI Financial Corp.	128,957	1,911,892
Cineplex Inc.	37,243	1,029,163
Cogeco Communications Inc.	10,671	524,510
Colliers International Group Inc.	23,247	1,582,548
Constellation Software Inc./Canada	11,255	7,764,814
Corus Entertainment Inc., Class B, NVS	68,325	258,056
Cott Corp.	85,376	1,288,523
Crescent Point Energy Corp.	282,854	1,339,693
Crew Energy Inc.(a)(b)	212,612	200,753
Descartes Systems Group Inc. (The)(b)	61,016	1,871,483
Detour Gold Corp.(b)	98,826	730,707
Dollarama Inc.	168,423	4,669,546
Dorel Industries Inc., Class B	25,666	420,584
Dream Unlimited Corp., Class A(b)	137,451	758,820
ECN Capital Corp.	198,848	528,444
Element Fleet Management Corp.	235,853	1,391,860
Empire Co. Ltd., Class A, NVS	89,065	1,624,296
Enbridge Inc.	892,960	27,892,038
Enbridge Income Fund Holdings Inc.	116,518	2,703,448
Encana Corp.	512,644	5,246,477
Enerflex Ltd.	56,401	682,009
Enerplus Corp.	161,667	1,508,030
Extendicare Inc.	113,166	634,229
Fairfax Financial Holdings Ltd.	16,107	7,845,915
Finning International Inc.	95,074	1,979,306
First Capital Realty Inc.	113,394	1,695,837
First Majestic Silver Corp.(a)(b)	120,134	668,707
First Quantum Minerals Ltd.	375,099	3,753,132
FirstService Corp.	24,183	1,778,484
Fortis Inc./Canada	220,296	7,297,069
Fortuna Silver Mines Inc.(b)	134,968	513,870
Franco-Nevada Corp.	103,191	6,460,586
Freehold Royalties Ltd.	90,156	663,856
Genworth MI Canada Inc.	28,207	928,098
George Weston Ltd.	23,643	1,723,828
Gibson Energy Inc.	97,603	1,548,865
Gildan Activewear Inc.	120,329	3,605,518
Goldcorp Inc.	440,390	3,987,236

72

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Great Canadian Gaming Corp.(b)	35,562	$1,148,166
Great-West Lifeco Inc.	140,989	3,243,311
H&R Real Estate Investment Trust	64,497	977,830
Home Capital Group Inc.(a)(b)	35,129	349,083
HudBay Minerals Inc.	171,775	676,243
Hudson’s Bay Co.	71,363	460,266
Husky Energy Inc.	179,829	2,548,348
Hydro One Ltd.(c)	139,285	2,031,074
IAMGOLD Corp.(b)	244,207	840,522
IGM Financial Inc.	38,521	948,322
Imperial Oil Ltd.	145,795	4,565,079
Industrial Alliance Insurance & Financial Services Inc.	62,345	2,209,432
Innergex Renewable Energy Inc.	131,045	1,218,397
Intact Financial Corp.	70,846	5,611,036
Inter Pipeline Ltd.	218,718	3,555,781
Interfor Corp.(b)	52,433	581,325
Ivanhoe Mines Ltd., Class A(b)	375,374	708,873
Keyera Corp.	120,948	3,020,822
Killam Apartment REIT	141,429	1,741,410
Kinaxis Inc.(b)	22,464	1,520,351
Kinross Gold Corp.(b)	586,314	1,526,894
Kirkland Lake Gold Ltd.	130,275	2,562,348
Labrador Iron Ore Royalty Corp.	51,186	1,114,730
Laurentian Bank of Canada	24,232	766,862
Linamar Corp.(a)	28,755	1,193,554
Lithium Americas Corp.(a)(b)	61,257	209,904
Loblaw Companies Ltd.	100,658	5,046,505
Lucara Diamond Corp.	250,753	416,251
Lundin Mining Corp.	360,848	1,486,532
Magna International Inc.	181,297	8,947,161
Major Drilling Group International Inc.(b)	91,542	324,832
Manulife Financial Corp.	1,017,741	16,065,312
Maple Leaf Foods Inc.	53,614	1,222,313
Martinrea International Inc.	76,285	661,630
Maxar Technologies Ltd.(a)	33,211	497,691
Medical Facilities Corp.(a)	73,788	787,746
Methanex Corp.	43,054	2,794,863
Metro Inc.	128,447	4,040,469
Morguard REIT	69,290	602,017
Morneau Shepell Inc.	86,608	1,799,099
Mullen Group Ltd.	59,028	615,788
National Bank of Canada	168,674	7,675,582
NexGen Energy Ltd.(a)(b)	232,429	477,867
NFI Group Inc.	37,511	1,268,504
Norbord Inc.	28,670	732,878
North West Co. Inc. (The)	47,594	1,040,128
Northland Power Inc.	91,994	1,418,525
Northview Apartment Real Estate Investment Trust	48,162	928,216
Novagold Resources Inc.(b)	187,193	764,024
Nutrien Ltd.	338,305	17,952,770
NuVista Energy Ltd.(b)	124,220	501,326
OceanaGold Corp.	309,369	892,830
Onex Corp.	43,069	2,838,471
Open Text Corp.	146,798	4,967,602
Osisko Gold Royalties Ltd.(a)	108,517	832,935
Painted Pony Energy Ltd.(a)(b)	152,343	242,450
Pan American Silver Corp.	96,538	1,425,374
Paramount Resources Ltd., Class A(a)(b)	54,273	397,568
Parex Resources Inc.(b)	104,560	1,526,301
Parkland Fuel Corp.	86,134	2,899,664

Security	Shares	Value
Canada (continued)
Pason Systems Inc.	67,529	$1,021,741
Pembina Pipeline Corp.	284,081	9,210,865
Pengrowth Energy Corp.(a)(b)	435,163	301,541
Peyto Exploration & Development Corp.	94,089	769,477
Poseidon Concepts Corp., NVS(b)	293	—
Power Corp. of Canada	161,357	3,339,565
Power Financial Corp.	113,455	2,449,228
PrairieSky Royalty Ltd.	129,116	1,966,358
Precision Drilling Corp.(b)	161,467	390,988
Premier Gold Mines Ltd.(b)	377,967	495,034
Premium Brands Holdings Corp.	19,631	1,323,383
Pretium Resources Inc.(a)(b)	105,608	849,207
Quebecor Inc., Class B	89,716	1,763,919
Restaurant Brands International Inc.	127,188	6,984,808
RioCan REIT	73,671	1,346,357
Ritchie Bros Auctioneers Inc.	62,837	2,118,730
Rogers Communications Inc., Class B, NVS	184,820	9,540,413
Royal Bank of Canada	719,514	52,553,423
Russel Metals Inc.	47,494	880,262
Saputo Inc.	119,768	3,658,020
Secure Energy Services Inc.	100,856	658,934
SEMAFO Inc.(b)	309,321	678,351
Seven Generations Energy Ltd., Class A(b)	147,511	1,584,908
Shaw Communications Inc., Class B, NVS	233,613	4,360,064
ShawCor Ltd.	48,359	879,355
Shopify Inc., Class A(a)(b)	48,330	6,693,148
Sierra Wireless Inc.(b)	30,846	557,377
SmartCentres Real Estate Investment Trust	44,762	1,025,274
SNC-Lavalin Group Inc.	93,317	3,339,729
Spin Master Corp.(b)(c)	19,640	700,505
SSR Mining Inc.(b)	87,531	859,813
Stantec Inc.	69,007	1,800,251
Stars Group Inc. (The)(b)	89,646	1,869,033
Stella-Jones Inc.	28,685	920,891
Sun Life Financial Inc.	318,314	11,685,451
Suncor Energy Inc.	849,815	28,576,303
Superior Plus Corp.	124,811	1,124,321
Surge Energy Inc.	389,400	604,893
Tahoe Resources Inc.(b)	178,409	422,503
Teck Resources Ltd., Class B	277,057	5,740,507
TELUS Corp.	80,830	2,774,656
TFI International Inc.	55,756	1,860,019
Thomson Reuters Corp.	135,990	6,344,647
TMX Group Ltd.	30,562	1,926,692
TORC Oil & Gas Ltd.	134,938	555,884
Torex Gold Resources Inc.(b)	53,657	489,890
Toromont Industries Ltd.	50,565	2,386,460
Toronto-Dominion Bank (The)	944,851	52,543,285
Total Energy Services Inc.	109,029	791,202
Tourmaline Oil Corp.	139,680	2,042,152
TransAlta Corp.	139,591	738,745
TransCanada Corp.	463,660	17,526,048
Transcontinental Inc., Class A	52,401	864,671
Turquoise Hill Resources Ltd.(b)	541,228	914,926
Valener Inc.	103,728	1,552,859
Vermilion Energy Inc.	86,268	2,293,254
Wajax Corp.	33,100	589,033
West Fraser Timber Co. Ltd.	39,934	2,011,220
Westshore Terminals Investment Corp.(a)	45,073	823,721
Wheaton Precious Metals Corp.	241,535	3,980,063

73

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Whitecap Resources Inc.	251,992	$1,235,735
WSP Global Inc.	67,590	3,382,459
Yamana Gold Inc.	480,604	1,094,236

		791,514,155
Chile — 0.2%
AES Gener SA	1,786,496	500,129
Aguas Andinas SA, Class A	1,553,956	807,823
Banco de Chile	13,701,452	1,896,905
Banco de Credito e Inversiones SA	23,750	1,492,443
Banco Santander Chile	34,586,794	2,536,986
Cencosud SA	696,079	1,448,084
Cia. Cervecerias Unidas SA	87,704	1,089,677
Colbun SA	4,860,951	911,496
Empresa Nacional de Telecomunicaciones SA	75,201	546,123
Empresas CMPC SA	615,198	2,104,947
Empresas COPEC SA	220,351	3,086,987
Enel Americas SA	16,915,018	2,664,381
Enel Chile SA	16,270,806	1,415,452
Engie Energia Chile SA	406,123	675,224
Inversiones Aguas Metropolitanas SA	394,624	543,970
Itau CorpBanca	68,797,821	637,223
Latam Airlines Group SA	167,415	1,521,742
Parque Arauco SA	399,615	906,052
SACI Falabella	339,642	2,560,624
SONDA SA	418,914	596,450
Vina Concha y Toro SA	360,733	678,911

		28,621,629
China — 6.7%
21Vianet Group Inc., ADR(a)(b)	73,820	802,792
3SBio Inc.(c)	1,190,000	1,727,454
51job Inc., ADR(b)	22,109	1,357,714
58.com Inc., ADR(b)	52,201	3,423,864
AAC Technologies Holdings Inc.	389,500	2,963,706
Agile Group Holdings Ltd.	868,250	990,147
Agricultural Bank of China Ltd., Class A	2,921,900	1,621,253
Agricultural Bank of China Ltd., Class H	15,199,000	6,669,459
Air China Ltd., Class H	1,098,000	883,790
Ajisen (China) Holdings Ltd.	1,105,000	369,301
Alibaba Group Holding Ltd., ADR(b)	608,529	86,581,506
Alibaba Health Information Technology Ltd.(b)	1,992,000	1,611,001
Alibaba Pictures Group Ltd.(b)	10,270,000	1,414,853
Aluminum Corp. of China Ltd., Class H(a)(b)	2,244,000	812,940
Angang Steel Co. Ltd., Class A	745,095	623,877
Anhui Conch Cement Co. Ltd., Class H	708,000	3,657,678
ANTA Sports Products Ltd.	631,000	2,591,805
Anxin-China Holdings Ltd.(b)(d)	1,004,000	11,526
Autohome Inc., ADR	35,252	2,551,540
AVIC International Holding HK Ltd.(a)(b)	11,026,000	254,574
AviChina Industry & Technology Co. Ltd., Class H	1,381,000	919,563
Baidu Inc., ADR(b)	146,027	27,753,892
Bank of China Ltd., Class H	40,781,000	17,374,868
Bank of Communications Co. Ltd., Class H	4,380,000	3,285,251
Baozun Inc., ADR(a)(b)	24,390	970,966
Beijing Capital International Airport Co. Ltd., Class H	958,000	1,037,505
Beijing Enterprises Holdings Ltd.	265,500	1,435,977
Beijing Enterprises Water Group Ltd.	3,304,000	1,681,629
Bitauto Holdings Ltd., ADR(a)(b)	21,367	408,110
Bosideng International Holdings Ltd.	6,932,000	972,676
Brilliance China Automotive Holdings Ltd.	1,650,000	1,439,651

Security	Shares	Value
China (continued)
BYD Co. Ltd., Class H(a)	360,000	$2,332,832
BYD Electronic International Co. Ltd.(a)	402,000	471,258
CGN Power Co. Ltd., Class H(c)	7,071,000	1,623,568
China Agri-Industries Holdings Ltd.	1,474,100	492,658
China BlueChemical Ltd., Class H	1,352,000	462,199
China Cinda Asset Management Co. Ltd., Class H	6,410,000	1,569,916
China CITIC Bank Corp. Ltd., Class H	4,523,000	2,798,243
China Communications Construction Co. Ltd., Class H	2,444,000	2,235,309
China Communications Services Corp. Ltd., Class H	1,436,000	1,161,344
China Conch Venture Holdings Ltd.	964,500	2,706,712
China Construction Bank Corp., Class H	50,043,000	39,705,521
China Eastern Airlines Corp. Ltd., Class A	884,693	634,216
China Everbright Bank Co. Ltd., Class H	2,996,000	1,333,781
China Everbright International Ltd.	1,856,629	1,480,207
China Everbright Ltd.	832,000	1,470,970
China Evergrande Group(a)	1,395,000	3,327,614
China First Capital Group Ltd.(b)	1,940,000	781,999
China Galaxy Securities Co. Ltd., Class H	2,223,000	1,117,256
China Gas Holdings Ltd.	943,200	2,983,820
China Huarong Asset Management Co. Ltd., Class H(c)	5,989,000	1,084,825
China Huishan Dairy Holdings Co. Ltd.(b)(d)	262,905	3,689
China International Capital Corp. Ltd., Class H(c)	642,800	1,056,109
China Investment Fund International Holdings Co. Ltd.(b)	472,000	1,601,551
China Jinmao Holdings Group Ltd.	2,896,000	1,215,379
China Life Insurance Co. Ltd., Class H	3,900,000	7,770,748
China Literature Ltd.(b)(c)	142,000	767,112
China Longyuan Power Group Corp. Ltd., Class H	1,725,000	1,311,452
China Lumena New Materials Corp.(a)(b)(d)	152,000	—
China Maple Leaf Educational Systems Ltd.	1,172,000	505,314
China Medical System Holdings Ltd.	795,000	946,163
China Mengniu Dairy Co. Ltd.	1,489,000	4,387,568
China Merchants Bank Co. Ltd., Class A	379,400	1,572,606
China Merchants Bank Co. Ltd., Class H	1,920,677	7,399,092
China Merchants Port Holdings Co. Ltd.	824,000	1,402,168
China Metal Recycling Holdings Ltd.(b)(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class H	3,208,500	2,365,631
China Mobile Ltd.	3,211,000	30,023,509
China Molybdenum Co. Ltd., Class H(a)	2,709,000	1,005,586
China National Building Material Co. Ltd., Class H	2,174,000	1,552,976
China NT Pharma Group Co. Ltd.	2,423,000	361,623
China Oil and Gas Group Ltd.	8,632,000	594,596
China Oilfield Services Ltd., Class H	1,042,000	976,950
China Overseas Land & Investment Ltd.	2,020,000	6,325,867
China Pacific Insurance Group Co. Ltd., Class H	1,490,800	5,552,894
China Petroleum & Chemical Corp., Class H	13,364,200	10,842,196
China Power International Development Ltd.	4,812,000	951,425
China Railway Construction Corp. Ltd., Class H	1,185,500	1,500,135
China Railway Group Ltd., Class H	2,094,000	1,869,786
China Resources Beer Holdings Co. Ltd.	828,000	2,878,154
China Resources Cement Holdings Ltd.	1,514,000	1,334,508
China Resources Gas Group Ltd.	484,000	1,852,183
China Resources Land Ltd.	1,498,666	5,085,149
China Resources Pharmaceutical Group Ltd.(c)	949,500	1,392,868
China Resources Power Holdings Co. Ltd.	960,000	1,687,476
China Shenhua Energy Co. Ltd., Class H	1,832,500	4,151,491
China Shineway Pharmaceutical Group Ltd.	321,000	373,846
China Southern Airlines Co. Ltd., Class H	1,152,000	623,068

74

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
China State Construction International Holdings Ltd.	1,158,000	$825,729
China Taiping Insurance Holdings Co. Ltd.	922,368	3,082,639
China Telecom Corp. Ltd., Class H	6,878,000	3,246,243
China Tower Corp. Ltd., Class H(b)(c)	24,780,000	3,761,538
China Traditional Chinese Medicine Holdings Co. Ltd.	1,544,000	982,800
China Travel International Investment Hong Kong Ltd.	2,362,000	632,727
China Unicom Hong Kong Ltd.	3,060,000	3,177,335
China Vanke Co. Ltd., Class H	752,000	2,316,606
China Youzan Ltd.(a)(b)	6,512,000	456,872
China ZhengTong Auto Services Holdings Ltd.	703,000	335,385
Chinasoft International Ltd.	1,544,000	905,988
Chong Sing Holdings FinTech Group(a)(b)	11,432,000	517,688
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,518,000	836,513
CIFI Holdings Group Co. Ltd.	2,218,000	928,010
CITIC Ltd.	3,080,000	4,620,354
CITIC Resources Holdings Ltd.	3,788,000	309,248
CITIC Securities Co. Ltd., Class H	1,351,000	2,378,218
CNOOC Ltd.	10,734,000	18,429,936
Coolpad Group Ltd.(b)(d)	2,144,000	13,674
COSCO SHIPPING Ports Ltd.	1,040,000	1,061,306
Country Garden Holdings Co. Ltd.	3,992,866	4,273,305
CRRC Corp. Ltd., Class H	2,486,000	2,181,759
CSPC Pharmaceutical Group Ltd.	2,538,000	5,354,813
Ctrip.com International Ltd., ADR(b)	222,206	7,395,016
Dah Chong Hong Holdings Ltd.	1,416,000	478,659
Digital China Holdings Ltd.(a)(b)	808,000	387,540
Dongfeng Motor Group Co. Ltd., Class H	1,508,000	1,485,032
ENN Energy Holdings Ltd.	411,200	3,495,992
Fang Holdings Ltd., ADR(b)	198,497	402,949
Far East Horizon Ltd.	1,290,000	1,250,606
Fosun International Ltd.	2,342,000	3,417,670
Fullshare Holdings Ltd.(a)	2,055,000	799,519
Future Land Development Holdings Ltd.	1,206,000	692,272
Fuyao Glass Industry Group Co. Ltd., Class H(c)	352,800	1,041,830
GCL New Energy Holdings Ltd.(b)	10,794,000	357,992
GCL-Poly Energy Holdings Ltd.(b)	8,629,000	511,836
GDS Holdings Ltd., ADR(a)(b)	38,568	905,191
Geely Automobile Holdings Ltd.	2,684,000	5,135,597
Genscript Biotech Corp.(b)	502,000	765,865
GF Securities Co. Ltd., Class H	1,016,800	1,315,197
GOME Retail Holdings Ltd.(a)(b)	9,095,000	904,929
Great Wall Motor Co. Ltd., Class H(a)	1,897,500	1,123,096
Guangdong Investment Ltd.	1,762,000	3,146,669
Guangzhou Automobile Group Co. Ltd., Class H	1,737,600	1,757,681
Guangzhou R&F Properties Co. Ltd., Class H	572,800	898,722
Guotai Junan Securities Co. Ltd., Class A	673,900	1,473,465
Haier Electronics Group Co. Ltd.	730,000	1,525,295
Haitian International Holdings Ltd.	498,000	971,937
Haitong Securities Co. Ltd., Class H	1,938,800	1,951,314
Hanergy Thin Film Power Group Ltd.(b)(d)	4,386	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	360,095	1,249,416
Harbin Electric Co. Ltd., Class H	932,000	263,928
Hengan International Group Co. Ltd.	387,500	3,069,591
HengTen Networks Group Ltd.(b)	15,104,000	539,470
Huaneng Power International Inc., Class H	2,122,000	1,182,889
Huaneng Renewables Corp. Ltd., Class H	2,778,000	712,271
Huatai Securities Co. Ltd., Class H(c)	999,800	1,606,944
Huazhu Group Ltd., ADR(a)	76,132	1,991,613
IGG Inc.	685,000	721,752

Security	Shares	Value
China (continued)
iKang Healthcare Group Inc., ADR(a)(b)	54,351	$945,707
Industrial & Commercial Bank of China Ltd., Class A	1,422,100	1,147,924
Industrial & Commercial Bank of China Ltd., Class H	36,251,000	24,508,291
Industrial Bank Co. Ltd., Class A	800,500	1,850,124
Inner Mongolia Yitai Coal Co. Ltd., Class B	732,300	869,972
JD.com Inc., ADR(b)	384,803	9,050,567
Jiangsu Expressway Co. Ltd., Class H	804,000	1,078,919
Jiangxi Copper Co. Ltd., Class H	905,000	997,423
Jiayuan International Group Ltd.	702,000	1,232,176
JinkoSolar Holding Co. Ltd., ADR(a)(b)	28,546	230,081
K Wah International Holdings Ltd.	1,384,000	624,966
Kingboard Holdings Ltd.	484,000	1,296,528
Kingboard Laminates Holdings Ltd.	1,374,000	1,051,611
Kingdee International Software Group Co. Ltd.(a)	1,467,000	1,197,643
Kingsoft Corp. Ltd.	495,000	700,883
Kunlun Energy Co. Ltd.	1,800,000	2,043,524
Kweichow Moutai Co. Ltd., Class A	22,900	1,802,201
KWG Group Holdings Ltd.	805,000	615,092
Lee & Man Paper Manufacturing Ltd.	852,000	729,255
Lenovo Group Ltd.(a)	3,902,000	2,483,733
Leyou Technologies Holdings Ltd.(a)(b)	1,425,000	325,376
Li Ning Co. Ltd.(b)	1,201,500	1,124,960
Logan Property Holdings Co. Ltd.	872,000	805,327
Longfor Group Holdings Ltd.	803,000	1,950,292
Lonking Holdings Ltd.	2,303,000	517,040
Luye Pharma Group Ltd.(a)(c)	1,119,500	863,966
Meitu Inc.(a)(b)(c)	1,200,000	626,068
MMG Ltd.(b)	1,762,000	660,801
Momo Inc., ADR(b)	86,873	2,916,327
NetEase Inc., ADR	41,891	8,707,044
New China Life Insurance Co. Ltd., Class H	468,300	2,189,351
New Oriental Education & Technology Group Inc., ADR(b)	77,908	4,558,397
Nexteer Automotive Group Ltd.	540,000	757,711
Nine Dragons Paper Holdings Ltd.	925,000	882,593
Noah Holdings Ltd., ADR(b)	22,103	833,504
Panda Green Energy Group Ltd.(a)(b)	5,618,000	211,408
Parkson Retail Group Ltd.(b)	4,846,000	426,530
PAX Global Technology Ltd.	1,252,000	616,466
People’s Insurance Co. Group of China Ltd. (The), Class H	3,880,000	1,583,795
PetroChina Co. Ltd., Class H	10,860,000	7,951,680
Phoenix Media Investment Holdings Ltd.(a)	3,212,000	245,835
PICC Property & Casualty Co. Ltd., Class H	3,564,520	3,455,666
Ping An Insurance Group Co. of China Ltd., Class A	275,500	2,513,379
Ping An Insurance Group Co. of China Ltd., Class H	2,622,000	24,700,194
Poly Property Group Co. Ltd.	1,606,000	479,378
Sany Heavy Equipment International Holdings Co. Ltd.	1,477,000	425,800
Semiconductor Manufacturing International Corp.(a)(b)	1,750,800	1,444,967
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,176,000	1,051,580
Shanghai Electric Group Co. Ltd., Class H	2,336,000	759,854
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	357,000	1,070,171
Shanghai Industrial Holdings Ltd.	459,000	964,911
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., Class B	609,080	773,532
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	544,100	1,202,109

75

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Shanghai Pudong Development Bank Co. Ltd., Class A	1,151,490	$1,812,746
Shenzhen International Holdings Ltd.	639,500	1,223,627
Shenzhen Investment Ltd.	6,278,000	1,801,860
Shenzhou International Group Holdings Ltd.	433,000	4,783,249
Shimao Property Holdings Ltd.	637,500	1,247,449
Shougang Fushan Resources Group Ltd.	4,286,000	863,826
Shui On Land Ltd.	3,583,000	722,139
Sihuan Pharmaceutical Holdings Group Ltd.	3,019,000	612,319
SINA Corp./China(b)	40,316	2,552,406
Sino Biopharmaceutical Ltd.	3,827,000	3,431,871
Sinofert Holdings Ltd.(a)(b)	3,624,000	406,807
Sino-Ocean Group Holding Ltd.	1,865,500	730,551
Sinopec Kantons Holdings Ltd.	850,000	345,881
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,839,000	806,970
Sinopharm Group Co. Ltd., Class H	626,800	3,022,303
Sinotrans Ltd., Class H	1,780,000	619,869
Skyworth Digital Holdings Ltd.	1,454,000	335,707
SOHO China Ltd.	1,656,500	562,070
Sohu.com Ltd., ADR(a)(b)	31,018	560,495
SSY Group Ltd.	1,094,000	919,644
Sun Art Retail Group Ltd.	1,386,000	1,515,169
Sunac China Holdings Ltd.(a)	1,299,000	3,529,441
Sunny Optical Technology Group Co. Ltd.	382,500	3,317,856
TAL Education Group, Class A, ADR(b)	194,838	5,646,405
Tencent Holdings Ltd.	2,993,000	101,937,776
Tianneng Power International Ltd.	564,000	451,091
Tingyi Cayman Islands Holding Corp.	1,094,000	1,618,797
Tong Ren Tang Technologies Co. Ltd., Class H	613,000	877,345
Towngas China Co. Ltd.	774,000	562,773
TravelSky Technology Ltd., Class H	612,000	1,483,277
Tsingtao Brewery Co. Ltd., Class H	246,000	971,209
Vipshop Holdings Ltd., ADR(a)(b)	247,730	1,203,968
Want Want China Holdings Ltd.	2,887,000	2,062,301
Weibo Corp., ADR(b)	32,921	1,942,668
Weichai Power Co. Ltd., Class H	1,126,000	1,113,159
West China Cement Ltd.	2,986,000	441,840
Wuxi Biologics Cayman Inc.(b)(c)	304,500	2,169,340
Xinyi Solar Holdings Ltd.	2,287,600	714,930
Yanzhou Coal Mining Co. Ltd., Class H	1,138,000	1,075,666
Yuexiu Property Co. Ltd.	5,704,080	902,245
Yuexiu REIT	1,368,000	830,635
Yum China Holdings Inc.	201,555	7,272,104
YY Inc., ADR(b)	29,345	1,875,145
Zhejiang Expressway Co. Ltd., Class H	1,242,000	1,040,888
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	312,400	1,038,092
Zhongsheng Group Holdings Ltd.	351,000	640,266
Zhuzhou CRRC Times Electric Co. Ltd., Class H	386,300	2,064,695
Zijin Mining Group Co. Ltd., Class H	3,426,000	1,271,738
ZTE Corp., Class H(b)	442,040	674,388

		786,434,043
Colombia — 0.1%
Almacenes Exito SA	92,390	398,641
Bancolombia SA	107,402	1,009,510
Cementos Argos SA	206,116	449,150
Corp. Financiera Colombiana SA(b)	97,115	593,875
Ecopetrol SA	2,742,068	3,183,409
Grupo Argos SA/Colombia	130,835	609,197
Grupo de Inversiones Suramericana SA	148,162	1,444,139

Security	Shares	Value
Colombia (continued)
Interconexion Electrica SA ESP	230,549	$855,928

		8,543,849
Czech Republic — 0.0%
CEZ AS	113,000	2,689,495
Komercni Banka AS	49,470	1,879,563

		4,569,058
Denmark — 1.2%
ALK-Abello A/S(b)	4,769	764,813
Ambu A/S, Series B(a)	98,867	2,061,512
AP Moller — Maersk A/S, Class A	2,461	2,930,162
AP Moller — Maersk A/S, Class B, NVS	2,866	3,640,443
Bang & Olufsen A/S(b)	34,340	714,471
Bavarian Nordic A/S(a)(b)	26,617	616,241
Carlsberg A/S, Class B	48,271	5,326,546
Chr Hansen Holding A/S	51,980	5,255,863
Coloplast A/S, Class B	60,894	5,687,398
D/S Norden A/S(a)(b)	22,177	306,821
Danske Bank A/S	365,631	7,015,882
Dfds A/S	19,641	841,156
DSV A/S	100,246	8,062,673
FLSmidth & Co. A/S(a)	23,994	1,260,426
Genmab A/S(b)	33,212	4,551,538
GN Store Nord A/S	73,905	3,139,282
H Lundbeck A/S	38,358	1,791,869
ISS A/S	78,913	2,595,799
Jyske Bank A/S, Registered	37,928	1,551,173
Nilfisk Holding A/S(b)	17,112	673,077
NKT A/S(a)(b)	17,391	327,499
Novo Nordisk A/S, Class B	942,948	40,798,500
Novozymes A/S, Class B	114,372	5,653,726
Orsted A/S(c)	97,621	6,204,442
Pandora A/S	59,836	3,744,805
Rockwool International A/S, Class B	6,763	2,312,980
Royal Unibrew A/S	38,800	2,756,487
SimCorp A/S	28,994	2,234,643
Solar A/S, Class B	15,104	808,565
Sydbank A/S	45,527	1,053,011
Topdanmark A/S	39,276	1,872,927
Tryg A/S	67,620	1,634,866
Vestas Wind Systems A/S	107,258	6,728,975
William Demant Holding A/S(b)	62,297	2,051,117

		136,969,688
Egypt — 0.0%
Commercial International Bank Egypt SAE	549,904	2,461,767
Egyptian Financial Group-Hermes Holding Co.(b)	719,436	569,211
Global Telecom Holding SAE(b)	3,373,571	522,918

		3,553,896
Finland — 0.9%
Amer Sports OYJ	62,835	2,337,337
Cargotec OYJ, Class B	24,897	1,035,290
Caverion OYJ(a)(b)	74,976	469,357
Elisa OYJ	77,082	3,069,921
Fortum OYJ	237,423	5,002,278
Huhtamaki OYJ	58,960	1,656,086
Kemira OYJ	67,388	826,913
Kesko OYJ, Class B	37,526	2,194,821
Kone OYJ, Class B	172,057	8,386,710
Konecranes OYJ	45,944	1,648,119
Metsa Board OYJ	147,632	1,293,867

76

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Finland (continued)
Metso OYJ	58,745	$1,857,717
Neste OYJ	69,782	5,752,876
Nokia OYJ	2,988,157	16,928,649
Nokian Renkaat OYJ	65,349	2,079,146
Nordea Bank Abp	1,550,653	13,503,340
Orion OYJ, Class B	61,161	2,106,673
Outokumpu OYJ	177,699	746,978
Outotec OYJ(b)	113,259	438,882
Ramirent OYJ	73,065	533,971
Sampo OYJ, Class A	222,460	10,248,686
Stora Enso OYJ, Class R	307,435	4,634,651
Tieto OYJ	39,877	1,285,897
UPM-Kymmene OYJ	286,484	9,221,901
Uponor OYJ	51,368	557,289
Valmet OYJ	83,152	1,895,612
Wartsila OYJ Abp	232,989	3,974,340
YIT OYJ	107,303	611,545

		104,298,852
France — 6.8%
ABC arbitrage	191,253	1,382,540
Accor SA, NVS	96,115	4,401,861
Aeroports de Paris, NVS	16,028	3,357,880
Air France-KLM, NVS(a)(b)	104,487	1,013,409
Air Liquide SA	218,909	26,539,716
Airbus SE	305,425	33,813,682
AKWEL, NVS	23,782	474,792
ALD SA(c)	61,331	915,197
Alstom SA, NVS	82,294	3,603,849
Alten SA, NVS	18,975	1,830,692
Altran Technologies SA, NVS	139,626	1,387,442
Amundi SA(c)	35,242	2,099,568
APERAM SA	29,745	1,014,447
Arkema SA, NVS	34,503	3,627,105
Assystem, NVS	24,155	703,378
Atos SE	48,621	4,174,720
AXA SA, NVS	993,387	24,919,823
BioMerieux, NVS	22,903	1,749,046
BNP Paribas SA	567,550	29,664,460
Boiron SA, NVS	11,153	668,492
Bollore SA, NVS	517,248	2,193,065
Bonduelle SCA, NVS	22,613	803,239
Bouygues SA, NVS	107,436	3,924,585
Bureau Veritas SA, NVS	128,542	2,905,607
Capgemini SE	81,197	9,936,024
Carrefour SA, NVS	300,604	5,841,276
Casino Guichard Perrachon SA, NVS(a)	28,949	1,279,225
Cellectis SA, NVS(a)(b)	36,880	923,490
CGG SA(b)	367,632	893,906
Chargeurs SA, NVS	22,274	482,794
Cie. de Saint-Gobain, NVS	245,198	9,234,785
Cie. Generale des Etablissements Michelin SCA, NVS	85,926	8,834,302
Cie. Plastic Omnium SA, NVS	42,030	1,171,503
CNP Assurances, NVS	83,875	1,872,180
Coface SA(b)	113,491	1,136,744
Covivio	15,523	1,560,964
Credit Agricole SA	561,365	7,205,223
Danone SA, NVS	315,855	22,396,089
Dassault Aviation SA, NVS	1,376	2,284,046
Dassault Systemes SE, NVS	68,977	8,663,410

Security	Shares	Value
France (continued)
DBV Technologies SA(a)(b)	19,566	$725,378
Derichebourg SA, NVS	71,622	345,704
Edenred, NVS	133,332	5,065,436
Eiffage SA, NVS	39,754	3,892,638
Electricite de France SA, NVS	309,313	5,144,855
Elior Group SA(c)	65,362	942,763
Elis SA, NVS	122,778	2,480,395
Engie SA	910,907	12,153,009
Eramet, NVS	7,238	667,972
EssilorLuxottica SA, NVS	107,284	14,678,138
Etablissements Maurel et Prom(b)	71,767	332,987
Eurazeo SE, NVS	24,724	1,808,272
Eurofins Scientific SE, NVS	6,683	3,380,217
Europcar Mobility Group, NVS(a)(c)	86,887	824,988
Eutelsat Communications SA	94,373	1,915,103
Faurecia SA, NVS	43,641	2,121,788
FIGEAC-AERO(a)(b)	18,519	248,438
Fnac Darty SA(b)	12,876	917,657
Gaztransport Et Technigaz SA	18,403	1,363,689
Gecina SA	23,451	3,446,277
Genfit, NVS(a)(b)	33,638	785,901
Getlink, NVS	249,641	3,143,940
Guerbet, NVS(a)	8,597	544,512
Hermes International, NVS	16,481	9,430,263
ICADE	15,814	1,342,062
ID Logistics Group, NVS(b)	2,998	506,135
Iliad SA, NVS(a)	14,475	1,676,991
Imerys SA, NVS	20,030	1,236,876
Ingenico Group SA, NVS	32,338	2,295,164
Ipsen SA, NVS	21,469	2,982,299
IPSOS, NVS	27,233	726,358
Jacquet Metal Service SA, NVS	33,222	689,605
JCDecaux SA	40,801	1,343,431
Kering SA, NVS	39,607	17,663,465
Klepierre SA	103,340	3,512,680
Korian SA	36,311	1,433,393
Lagardere SCA, NVS	58,003	1,589,773
Legrand SA	126,025	8,244,842
LISI, NVS	13,804	402,746
LNA Sante SA, NVS	8,046	426,197
L’Oreal SA	125,737	28,336,535
LVMH Moet Hennessy Louis Vuitton SE, NVS	144,600	44,039,911
Maisons du Monde SA(c)	33,319	835,831
Mercialys SA	56,870	834,453
Mersen SA, NVS	20,815	687,486
Metropole Television SA	52,024	1,008,562
Natixis SA	479,754	2,808,160
Neopost SA	35,133	1,130,531
Nexans SA(a)	17,526	507,566
Nexity SA	25,912	1,242,497
Oeneo SA, NVS	47,107	477,169
Orange SA, NVS	992,359	15,539,095
Orpea, NVS	27,049	3,336,019
Pernod Ricard SA, NVS	107,730	16,454,149
Peugeot SA, NVS	311,226	7,415,903
Publicis Groupe SA, NVS	109,056	6,331,514
Rallye SA, NVS(a)	28,657	318,691
Remy Cointreau SA, NVS	13,595	1,615,859
Renault SA, NVS	98,086	7,342,775
Rexel SA	152,234	1,943,947

77

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Rubis SCA	46,990	$2,433,159
Safran SA, NVS	176,447	22,801,239
Sanofi, NVS	584,412	52,205,302
Sartorius Stedim Biotech, NVS	17,305	2,148,973
Schneider Electric SE, NVS	277,140	20,084,293
SCOR SE	83,134	3,849,747
SEB SA, NVS	11,664	1,674,453
SES SA	198,446	4,266,512
Societe BIC SA, NVS	14,056	1,347,352
Societe Generale SA, NVS	390,400	14,367,285
Sodexo SA, NVS	46,415	4,739,455
SOITEC, NVS(b)	15,921	1,140,985
Solocal Group, NVS(a)(b)	415,877	337,621
Solutions 30 SE(b)	20,184	879,331
Sopra Steria Group, NVS	12,024	1,335,131
SPIE SA, NVS	76,237	1,198,095
STMicroelectronics NV	382,011	5,808,677
Suez	194,625	2,819,345
Teleperformance, NVS	31,228	5,151,746
Television Francaise 1	48,140	490,905
Thales SA, NVS	56,369	7,217,182
TOTAL SA, NVS	1,234,403	72,673,317
Trigano SA, NVS	7,612	774,073
Ubisoft Entertainment SA, NVS(b)	45,149	4,066,906
Unibail-Rodamco-Westfield	54,854	9,961,770
Unibail-Rodamco-Westfield, New(b)	14,724	2,673,955
Valeo SA, NVS	124,911	4,040,691
Vallourec SA, NVS(a)(b)	219,546	1,043,036
Veolia Environnement SA, NVS	270,809	5,406,521
Vicat SA, NVS	11,266	606,334
Vinci SA	250,784	22,413,805
Virbac SA, NVS(b)	4,311	692,633
Vivendi SA, NVS	537,639	12,999,722
Wendel SA, NVS	13,971	1,814,099
Worldline SA/France, NVS(b)(c)	25,231	1,329,341

		802,316,537
Germany — 5.6%
1&1 Drillisch AG	33,272	1,486,842
Aareal Bank AG	38,511	1,436,024
adidas AG	98,966	23,323,742
ADO Properties SA(c)	26,962	1,593,145
AIXTRON SE(a)(b)	71,213	896,039
Allianz SE, Registered	221,431	46,274,571
alstria office REIT AG	103,658	1,493,959
AURELIUS Equity Opportunities SE & Co KGaA	15,960	743,954
Aurubis AG	20,643	1,255,551
Axel Springer SE	27,041	1,798,497
BASF SE	464,144	35,776,849
Bayer AG, Registered	487,805	37,462,494
Bayerische Motoren Werke AG	168,611	14,563,330
BayWa AG(a)	19,984	583,054
Bechtle AG	24,279	2,159,481
Beiersdorf AG	47,114	4,879,160
Bertrandt AG(a)	8,610	713,131
Bilfinger SE	20,726	904,588
Brenntag AG	77,748	4,067,223
CANCOM SE	27,014	1,104,344
Carl Zeiss Meditec AG, Bearer	25,778	2,116,101
comdirect bank AG	64,529	764,778
Commerzbank AG(b)	521,901	4,931,181

Security	Shares	Value
Germany (continued)
Continental AG	57,794	$9,557,311
Covestro AG(c)	100,880	6,528,932
CTS Eventim AG & Co. KGaA	41,599	1,562,954
Daimler AG, Registered	459,307	27,249,063
Delivery Hero SE(b)(c)	56,181	2,268,695
Deutsche Bank AG, Registered	1,020,188	9,999,894
Deutsche Boerse AG	100,839	12,779,486
Deutsche EuroShop AG(a)	31,299	971,695
Deutsche Lufthansa AG, Registered	124,212	2,499,513
Deutsche Pfandbriefbank AG(c)	87,706	1,167,659
Deutsche Post AG, Registered	507,312	16,065,928
Deutsche Telekom AG, Registered	1,702,340	27,958,470
Deutsche Wohnen SE	187,864	8,608,026
Deutz AG	116,171	866,109
Diebold Nixdorf AG	18,386	1,191,605
DMG Mori AG	24,037	1,164,301
Duerr AG	31,640	1,129,982
E.ON SE	1,149,094	11,139,744
ElringKlinger AG(a)	33,420	283,620
Evonik Industries AG	75,033	2,329,441
Evotec AG(b)	73,765	1,458,460
Fraport AG Frankfurt Airport Services Worldwide	21,488	1,662,898
Freenet AG	78,020	1,758,286
Fresenius Medical Care AG & Co. KGaA	111,501	8,757,622
Fresenius SE & Co. KGaA	214,976	13,708,595
GEA Group AG	91,147	2,773,941
Gerresheimer AG	17,858	1,259,566
Grand City Properties SA	80,612	1,952,793
GRENKE AG(a)	18,642	1,791,172
Hamborner REIT AG	138,903	1,400,717
Hamburger Hafen und Logistik AG	32,051	680,550
Hannover Rueck SE	28,433	3,836,925
Hapag-Lloyd AG(a)(c)	24,168	894,894
HeidelbergCement AG	73,449	4,993,281
Heidelberger Druckmaschinen AG(a)(b)	260,855	606,492
Henkel AG & Co. KGaA	52,480	5,149,447
HOCHTIEF AG	11,031	1,637,326
HUGO BOSS AG	34,560	2,474,014
Indus Holding AG	19,832	1,084,208
Infineon Technologies AG	623,681	12,514,974
Innogy SE(b)	55,353	2,309,265
Jenoptik AG	34,984	1,055,972
K+S AG, Registered(a)	100,214	1,870,126
KION Group AG	37,889	2,219,487
Kloeckner & Co. SE(a)	55,827	470,615
Krones AG(a)	8,836	791,419
KWS Saat SE	2,146	729,457
LANXESS AG	45,335	2,812,846
LEG Immobilien AG	34,572	3,786,345
Leoni AG(a)	19,614	717,379
MAN SE	19,409	2,023,205
Merck KGaA	64,628	6,928,712
METRO AG	92,172	1,388,991
MorphoSys AG(b)	20,545	1,904,181
MTU Aero Engines AG	28,637	6,093,572
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	77,443	16,667,495
Nemetschek SE	15,818	2,080,811
Nordex SE(b)	43,496	406,093
Norma Group SE	23,707	1,281,817

78

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
OSRAM Licht AG	53,457	$2,169,597
PATRIZIA Immobilien AG	42,907	737,987
Pfeiffer Vacuum Technology AG(a)	5,373	669,666
ProSiebenSat.1 Media SE	124,346	2,876,977
Puma SE	4,936	2,539,100
QIAGEN NV(b)	124,402	4,520,383
Rational AG	2,215	1,284,969
Rheinmetall AG	25,243	2,189,164
RHOEN-KLINIKUM AG(a)	36,454	921,909
Rocket Internet SE(a)(b)(c)	50,676	1,465,318
RTL Group SA	19,936	1,280,767
RWE AG	278,181	5,427,621
Salzgitter AG	23,564	944,617
SAP SE	508,969	54,589,197
Scout24 AG(c)	60,559	2,515,475
SGL Carbon SE(a)(b)	49,713	499,341
Siemens AG, Registered	394,657	45,485,716
Siemens Healthineers AG(b)(c)	75,101	3,113,558
Siltronic AG(a)	12,823	1,178,019
Sixt SE	11,900	1,213,496
SLM Solutions Group AG(a)(b)	16,466	285,449
Software AG	29,016	1,301,583
Stabilus SA	17,494	1,174,428
STADA Arzneimittel AG	17,155	1,587,652
Stroeer SE & Co. KGaA	21,565	1,128,372
Suedzucker AG(a)	42,200	652,670
Symrise AG	64,193	5,393,942
TAG Immobilien AG	117,608	2,689,100
Telefonica Deutschland Holding AG	427,674	1,664,518
thyssenkrupp AG	229,822	4,836,924
TLG Immobilien AG	101,166	2,572,209
TUI AG	221,030	3,668,649
Uniper SE	112,192	3,242,808
United Internet AG, Registered(e)	69,231	2,869,414
Volkswagen AG	14,480	2,392,076
Vonovia SE	261,387	11,970,965
Vossloh AG	15,019	695,155
Wirecard AG	65,528	12,280,365
Zalando SE(a)(b)(c)	64,639	2,504,780
zooplus AG(a)(b)	5,407	895,679

		661,014,030
Greece — 0.1%
Alpha Bank AE(b)	808,989	1,223,694
Eurobank Ergasias SA(b)	1,079,396	727,691
FF Group(b)(d)	16,274	184
Hellenic Telecommunications Organization SA	120,678	1,346,831
JUMBO SA	78,341	1,143,283
Motor Oil Hellas Corinth Refineries SA	31,936	756,268
Mytilineos Holdings SA	65,371	578,476
National Bank of Greece SA(b)	351,380	609,140
OPAP SA	151,929	1,428,788
Piraeus Bank SA(a)(b)	158,234	233,073
Terna Energy SA(a)	86,037	597,578
Titan Cement Co. SA	25,380	559,032

		9,204,038
Hong Kong — 2.2%
AIA Group Ltd.	6,316,800	47,822,803
ASM Pacific Technology Ltd.	180,300	1,557,046
Bank of East Asia Ltd. (The)	654,200	2,119,637

Security	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	1,898,000	$7,093,834
Brightoil Petroleum Holdings Ltd.(a)(b)(d)	1,325,000	167,328
Cafe de Coral Holdings Ltd.(a)	438,000	949,818
Champion REIT	905,000	609,536
China LNG Group Ltd.(a)(b)	2,786,500	383,884
Chow Sang Sang Holdings International Ltd.	212,000	343,445
CK Asset Holdings Ltd.	1,362,888	8,849,019
CK Hutchison Holdings Ltd.	1,392,888	14,027,669
CK Infrastructure Holdings Ltd.	344,500	2,518,031
CLP Holdings Ltd.	837,000	9,384,940
Dah Sing Banking Group Ltd.	526,400	1,000,505
Dah Sing Financial Holdings Ltd.	137,200	735,931
Dairy Farm International Holdings Ltd.	230,900	2,085,027
Esprit Holdings Ltd.(a)(b)	1,505,950	341,938
First Pacific Co. Ltd.	1,485,000	664,891
Galaxy Entertainment Group Ltd.	1,265,000	6,841,850
Giordano International Ltd.	1,316,000	584,188
Great Eagle Holdings Ltd.	222,000	1,013,802
Guotai Junan International Holdings Ltd.(a)	4,951,000	896,806
Haitong International Securities Group Ltd.	2,437,000	795,816
Hang Lung Group Ltd.	665,000	1,635,482
Hang Lung Properties Ltd.	1,020,000	1,847,590
Hang Seng Bank Ltd.	401,000	9,391,484
Health and Happiness H&H International Holdings Ltd.(a)(b)	124,000	705,462
Henderson Land Development Co. Ltd.	647,856	3,016,397
HK Electric Investments & HK Electric Investments Ltd.	1,494,000	1,421,695
HKT Trust & HKT Ltd.	2,280,600	3,141,883
Hong Kong & China Gas Co. Ltd.	5,003,665	9,548,540
Hong Kong Exchanges & Clearing Ltd.	618,700	16,415,746
Hongkong Land Holdings Ltd.	646,300	3,826,096
Hopewell Holdings Ltd.	491,500	1,517,246
Hysan Development Co. Ltd.	341,000	1,598,560
Jardine Matheson Holdings Ltd.	110,200	6,359,642
Jardine Strategic Holdings Ltd.	120,700	4,043,450
Johnson Electric Holdings Ltd.	286,250	641,191
Kerry Logistics Network Ltd.	463,500	734,325
Kerry Properties Ltd.	354,000	1,113,108
Landing International Development Ltd.(b)	987,000	205,221
Li & Fung Ltd.	2,972,000	587,621
Link REIT	1,121,500	9,942,629
Luk Fook Holdings International Ltd.	219,000	722,141
Man Wah Holdings Ltd.(a)	1,282,400	590,538
Melco International Development Ltd.	503,000	859,785
Melco Resorts & Entertainment Ltd., ADR	147,049	2,445,425
MGM China Holdings Ltd.(a)	985,200	1,392,456
Minth Group Ltd.	426,000	1,380,259
MTR Corp. Ltd.	764,500	3,705,768
New World Development Co. Ltd.	3,156,666	4,002,508
NewOcean Energy Holdings Ltd.(a)(b)	1,074,000	389,081
NWS Holdings Ltd.	1,088,000	2,153,961
PCCW Ltd.	4,595,000	2,520,410
Power Assets Holdings Ltd.	688,000	4,594,331
Sa Sa International Holdings Ltd.	1,026,000	393,941
Sands China Ltd.	1,276,000	5,029,518
Shangri-La Asia Ltd.	826,000	1,127,408
Shun Tak Holdings Ltd.(a)	1,514,000	482,818
Sino Land Co. Ltd.	1,758,000	2,758,298
SJM Holdings Ltd.	1,215,000	981,064

79

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
SmarTone Telecommunications Holdings Ltd.	550,500	$764,018
Sun Hung Kai Properties Ltd.	789,000	10,255,772
Swire Pacific Ltd., Class A	248,000	2,573,513
Swire Properties Ltd.	739,600	2,523,701
Techtronic Industries Co. Ltd.	740,000	3,464,296
Television Broadcasts Ltd.	161,500	340,742
Texwinca Holdings Ltd.(a)	1,016,000	344,741
Town Health International Medical Group Ltd.(a)(b)(d)	1,647,000	2,101
Value Partners Group Ltd.	983,000	729,783
VTech Holdings Ltd.	117,200	1,375,411
WH Group Ltd.(c)	5,508,000	3,857,300
Wharf Holdings Ltd. (The)	576,000	1,437,171
Wharf Real Estate Investment Co. Ltd.	634,000	3,926,410
Wheelock & Co. Ltd.	388,000	2,071,306
Wynn Macau Ltd.	917,200	1,893,040
Xinyi Glass Holdings Ltd.	1,098,000	1,086,879
Yue Yuen Industrial Holdings Ltd.	412,000	1,127,306

		261,784,312
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	241,722	329,487
MOL Hungarian Oil & Gas PLC	201,753	2,114,242
OTP Bank Nyrt	122,179	4,387,120
Richter Gedeon Nyrt	69,630	1,293,806

		8,124,655
India — 2.2%
Adani Ports & Special Economic Zone Ltd.	422,271	1,820,828
Adani Power Ltd.(b)	1,022,889	637,706
AIA Engineering Ltd.	33,303	771,448
Ambuja Cements Ltd.	454,220	1,211,028
Apollo Hospitals Enterprise Ltd.	59,858	923,673
Ashok Leyland Ltd.	812,572	1,260,423
Asian Paints Ltd.	163,242	2,716,248
Astral Poly Technik Ltd.	85,639	1,136,545
Aurobindo Pharma Ltd.	163,418	1,749,321
Avanti Feeds Ltd.	55,542	299,399
Avenue Supermarts Ltd.(b)(c)	83,342	1,507,978
Axis Bank Ltd.(b)	942,429	7,422,688
Bajaj Auto Ltd.	52,014	1,824,447
Bajaj Finance Ltd.	101,679	3,276,155
Bajaj Finserv Ltd.	25,747	1,881,852
Balkrishna Industries Ltd.	71,879	1,064,600
Bharat Forge Ltd.	148,186	1,172,141
Bharat Heavy Electricals Ltd.	849,300	789,633
Bharat Petroleum Corp. Ltd.	424,822	1,580,479
Bharti Airtel Ltd.	761,268	3,009,760
Bharti Infratel Ltd.	312,546	1,138,049
Bosch Ltd.	5,660	1,511,464
Britannia Industries Ltd.	20,142	1,537,406
Cadila Healthcare Ltd.	145,783	709,841
Cipla Ltd./India	205,062	1,745,017
Coal India Ltd.	430,910	1,550,973
Container Corp. of India Ltd.	108,955	933,805
Crompton Greaves Consumer Electricals Ltd.	301,079	868,282
Dabur India Ltd.	331,673	1,725,758
DCB Bank Ltd.	317,043	680,863
Dr. Reddy’s Laboratories Ltd.	61,315	2,108,193
Edelweiss Financial Services Ltd.	315,703	694,209
Eicher Motors Ltd.	7,350	2,173,302
FDC Ltd./India(b)	230,272	626,868

Security	Shares	Value
India (continued)
Federal Bank Ltd.	1,167,183	$1,306,165
Finolex Cables Ltd.	115,554	781,195
GAIL India Ltd.	455,486	2,305,303
Gateway Distriparks Ltd.	183,454	330,587
Gillette India Ltd.	9,815	867,681
Glenmark Pharmaceuticals Ltd.	98,147	824,915
GMR Infrastructure Ltd.(b)	2,478,437	564,767
Godrej Consumer Products Ltd.	206,293	2,022,199
Grasim Industries Ltd.	209,627	2,363,034
Havells India Ltd.	184,762	1,613,622
HCL Technologies Ltd.	295,539	4,218,960
Hero MotoCorp Ltd.	33,330	1,245,103
Hindalco Industries Ltd.	710,455	2,117,578
Hindustan Petroleum Corp. Ltd.	358,372	1,086,336
Hindustan Unilever Ltd.	356,909	7,827,430
Housing Development Finance Corp. Ltd.	848,636	20,304,946
ICICI Bank Ltd.	1,319,562	6,335,040
IDFC Bank Ltd.	1,529,441	715,649
IIFL Holdings Ltd.	79,840	496,672
Indiabulls Housing Finance Ltd.	173,222	1,955,116
Indiabulls Real Estate Ltd.(b)	250,226	253,627
Indiabulls Ventures Ltd.	108,132	627,193
Indian Oil Corp. Ltd.	883,514	1,654,236
Info Edge India Ltd.	58,004	1,238,561
Infosys Ltd.	1,845,728	17,133,108
ITC Ltd.	1,819,114	6,890,714
Jammu & Kashmir Bank Ltd. (The)(b)	479,490	273,642
JSW Steel Ltd.	591,336	2,714,172
Jubilant Foodworks Ltd.	64,311	942,335
Karur Vysya Bank Ltd. (The)	513,759	554,091
Larsen & Toubro Ltd.	262,672	4,609,060
LIC Housing Finance Ltd.	196,312	1,091,404
Lupin Ltd.	124,834	1,494,817
Mahindra & Mahindra Financial Services Ltd.	214,419	1,185,981
Mahindra & Mahindra Ltd.	434,397	4,499,647
Marico Ltd.	273,902	1,190,137
Maruti Suzuki India Ltd.	57,946	5,184,852
Mindtree Ltd.	82,667	951,210
Motherson Sumi Systems Ltd.	793,235	1,751,242
Motilal Oswal Financial Services Ltd.	44,915	378,204
Natco Pharma Ltd.	75,350	768,479
NCC Ltd./India	600,566	609,134
Nestle India Ltd.	15,748	2,161,178
NTPC Ltd.	1,057,249	2,282,640
Oil & Natural Gas Corp. Ltd.	707,428	1,466,135
Page Industries Ltd.	4,409	1,756,183
Petronet LNG Ltd.	350,167	1,068,804
Pidilite Industries Ltd.	92,986	1,205,756
Piramal Enterprises Ltd.	53,450	1,570,575
Power Finance Corp. Ltd.	585,023	755,557
Power Grid Corp. of India Ltd.	850,458	2,138,653
REC Ltd.	532,620	838,420
Reliance Industries Ltd.	1,495,873	21,468,595
Reliance Infrastructure Ltd.	118,626	575,363
Sadbhav Engineering Ltd.	177,641	495,002
Shree Cement Ltd.	5,789	1,089,560
Shriram Transport Finance Co. Ltd.	95,274	1,500,780
Siemens Ltd.	96,161	1,211,620
Solara Active Pharma Sciences Ltd.(b)	17,507	76,828
SRF Ltd.	25,887	676,013

80

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
State Bank of India(b)	985,479	$3,750,271
Strides Pharma Science Ltd.	94,309	541,150
Sun Pharmaceutical Industries Ltd.	526,425	4,130,882
Symphony Ltd.	26,028	317,443
Tata Consultancy Services Ltd.	535,099	14,025,318
Tata Global Beverages Ltd.	305,244	899,282
Tata Motors Ltd.(b)	826,351	2,001,480
Tata Power Co. Ltd. (The)	826,402	855,515
Tata Steel Ltd.	208,018	1,558,060
Tech Mahindra Ltd.	266,563	2,681,672
Titan Co. Ltd.	190,956	2,181,100
UltraTech Cement Ltd.	58,287	2,758,395
United Spirits Ltd.(b)	172,067	1,342,190
UPL Ltd.	216,568	1,975,017
Vakrangee Ltd.	436,923	153,628
Vedanta Ltd.	829,511	2,368,669
Vodafone Idea Ltd.(b)	1,163,627	608,211
Wipro Ltd.	625,649	2,802,285
Yes Bank Ltd.	897,112	2,282,058
Zee Entertainment Enterprises Ltd.	337,810	2,060,803

		260,969,617
Indonesia — 0.5%
Adaro Energy Tbk PT	8,414,100	913,223
Astra International Tbk PT	10,879,300	5,653,443
Bank Central Asia Tbk PT	5,330,800	8,292,940
Bank Danamon Indonesia Tbk PT	1,951,400	953,076
Bank Mandiri Persero Tbk PT	9,903,700	4,462,447
Bank Negara Indonesia Persero Tbk PT	4,057,900	1,955,213
Bank Rakyat Indonesia Persero Tbk PT	28,896,300	5,987,393
Bank Tabungan Negara Persero Tbk PT	3,651,893	509,259
Bumi Serpong Damai Tbk PT(b)	6,305,100	456,215
Charoen Pokphand Indonesia Tbk PT	5,205,000	1,883,078
Ciputra Development Tbk PT	9,529,596	514,012
Gudang Garam Tbk PT	278,900	1,326,392
Hanjaya Mandala Sampoerna Tbk PT	5,348,000	1,312,155
Indah Kiat Pulp & Paper Corp. Tbk PT	1,645,200	1,377,087
Indocement Tunggal Prakarsa Tbk PT	1,038,000	1,181,214
Indofood CBP Sukses Makmur Tbk PT	1,423,700	835,818
Indofood Sukses Makmur Tbk PT	2,598,000	1,021,085
Inti Agri Resources Tbk PT(b)	23,262,700	304,508
Japfa Comfeed Indonesia Tbk PT	4,108,900	548,664
Jasa Marga Persero Tbk PT	1,872,538	511,168
Kalbe Farma Tbk PT	11,326,500	1,020,707
Lippo Karawaci Tbk PT	12,368,800	227,809
Media Nusantara Citra Tbk PT	4,631,100	237,609
Mitra Adiperkasa Tbk PT	10,585,100	557,019
Perusahaan Gas Negara Persero Tbk PT	6,228,200	909,495
Sawit Sumbermas Sarana Tbk PT	8,077,800	669,497
Semen Indonesia Persero Tbk PT	1,788,900	1,059,043
Summarecon Agung Tbk PT	8,230,700	324,843
Surya Citra Media Tbk PT	3,979,400	410,963
Telekomunikasi Indonesia Persero Tbk PT	26,317,200	6,664,774
Tower Bersama Infrastructure Tbk PT	1,760,300	541,898
Unilever Indonesia Tbk PT	778,000	2,212,074
United Tractors Tbk PT	935,800	2,062,115

		56,896,236
Ireland — 0.4%
AIB Group PLC	401,694	1,944,355
Bank of Ireland Group PLC	501,121	3,557,235

Security	Shares	Value
Ireland (continued)
C&C Group PLC	226,676	$842,419
CRH PLC	434,298	13,005,704
Glanbia PLC	105,055	1,859,288
Grafton Group PLC	135,164	1,250,389
Hibernia REIT PLC	976,519	1,537,958
Irish Continental Group PLC	167,854	988,972
Kerry Group PLC, Class A	81,939	8,402,105
Kingspan Group PLC	82,630	3,595,157
Origin Enterprises PLC	90,735	582,917
Paddy Power Betfair PLC	45,497	3,928,137
Smurfit Kappa Group PLC	116,751	3,807,152
UDG Healthcare PLC	147,898	1,194,332

		46,496,120
Israel — 0.5%
Azrieli Group Ltd.	28,631	1,389,167
Bank Hapoalim BM	597,836	4,047,463
Bank Leumi Le-Israel BM	864,553	5,393,295
Bezeq The Israeli Telecommunication Corp. Ltd.	1,452,503	1,669,391
Caesarstone Ltd.(a)	25,870	408,487
Check Point Software Technologies Ltd.(b)	67,490	7,491,390
CyberArk Software Ltd.(a)(b)	27,763	1,895,103
Delek Group Ltd.	3,922	658,443
Elbit Systems Ltd.	15,537	1,857,494
First International Bank of Israel Ltd.	79,170	1,705,616
Gazit-Globe Ltd.	101,519	848,765
Israel Chemicals Ltd.	420,587	2,424,856
Israel Corp. Ltd. (The)	3,045	890,872
Israel Discount Bank Ltd., Class A	730,526	2,388,507
Mazor Robotics Ltd.(b)	36,309	1,055,460
Mizrahi Tefahot Bank Ltd.	99,577	1,676,827
Nice Ltd.(b)	37,092	3,930,225
Oil Refineries Ltd.	1,897,186	901,141
Orbotech Ltd.(b)	29,228	1,635,014
Paz Oil Co. Ltd.	7,959	1,191,006
SodaStream International Ltd.(b)	14,087	2,019,935
Strauss Group Ltd.	53,422	1,171,576
Teva Pharmaceutical Industries Ltd., ADR, NVS	513,591	10,261,548
Tower Semiconductor Ltd.(b)	75,328	1,167,306
Wix.com Ltd.(b)	25,455	2,478,044

		60,556,931
Italy — 1.6%
A2A SpA	1,240,980	2,002,978
Anima Holding SpA(c)	218,785	917,209
Assicurazioni Generali SpA	607,730	9,833,039
Atlantia SpA	261,444	5,261,027
Autogrill SpA	96,138	947,139
Azimut Holding SpA(a)	83,910	1,034,882
Banca Generali SpA	41,375	798,365
Banca Mediolanum SpA	206,116	1,196,891
Banca Monte dei Paschi di Siena SpA(a)(b)	195,701	322,076
Banca Popolare di Sondrio SCPA	347,474	1,097,650
Banco BPM SpA(a)(b)	846,045	1,592,253
Beni Stabili SpA SIIQ	1,070,634	916,483
BPER Banca	266,713	1,014,784
Brembo SpA(a)	120,175	1,331,686
Buzzi Unicem SpA(a)	60,449	1,162,647
Cerved Group SpA	150,689	1,202,850
CIR-Compagnie Industriali Riunite SpA	435,549	463,889
CNH Industrial NV	542,777	5,649,327

81

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Italy (continued)
Credito Emiliano SpA	121,042	$722,762
Danieli & C Officine Meccaniche SpA	31,716	592,941
Davide Campari-Milano SpA, NVS	326,048	2,510,267
De’ Longhi SpA	48,356	1,282,080
DiaSorin SpA	15,830	1,503,051
Enel SpA	4,055,985	19,917,468
Eni SpA	1,298,787	23,112,791
ERG SpA	58,959	1,101,589
Ferrari NV	67,171	7,877,185
Fiat Chrysler Automobiles NV(b)	571,040	8,702,373
FinecoBank Banca Fineco SpA	241,987	2,535,098
Hera SpA	580,462	1,604,769
Interpump Group SpA	60,252	1,740,847
Intesa Sanpaolo SpA	7,828,735	17,323,782
Iren SpA	506,662	1,098,202
Italgas SpA	379,806	1,963,206
Leonardo SpA(a)	31,881	346,417
Luxottica Group SpA	92,166	5,797,878
Mediaset SpA(a)(b)	246,422	742,973
Mediobanca Banca di Credito Finanziario SpA	357,570	3,140,680
Moncler SpA	109,585	3,811,872
Piaggio & C SpA	333,626	714,826
Pirelli & C SpA(b)(c)	265,133	1,950,855
Poste Italiane SpA(c)	300,858	2,164,632
Prysmian SpA	136,385	2,651,751
Recordati SpA	72,723	2,465,371
Saipem SpA(b)	362,998	1,988,610
Salvatore Ferragamo SpA(a)	34,191	810,055
Snam SpA	1,179,583	4,883,666
Societa Cattolica di Assicurazioni SC	112,954	914,435
Societa Iniziative Autostradali e Servizi SpA	69,144	976,161
Telecom Italia SpA/Milano(b)	5,881,005	3,459,673
Tenaris SA	245,467	3,653,188
Terna Rete Elettrica Nazionale SpA	844,888	4,370,074
Tod’s SpA(a)	9,408	576,158
UniCredit SpA	1,045,346	13,402,995
Unione di Banche Italiane SpA	582,312	1,781,428
Unipol Gruppo SpA	394,736	1,591,335

		192,528,619
Japan — 17.6%
77 Bank Ltd. (The)	52,800	1,093,382
ABC-Mart Inc.	23,200	1,356,785
Acom Co. Ltd.	266,700	985,458
Activia Properties Inc.	358	1,484,595
Adastria Co. Ltd.(a)	26,200	426,703
ADEKA Corp.	66,800	992,633
Advance Residence Investment Corp.	663	1,693,116
Advantest Corp.	103,600	1,910,342
Aeon Co. Ltd.	333,200	7,646,874
Aeon Delight Co. Ltd.	22,600	756,971
AEON Financial Service Co. Ltd.	72,100	1,415,742
Aeon Mall Co. Ltd.	67,700	1,253,159
AGC Inc./Japan	89,400	2,938,939
Aica Kogyo Co. Ltd.	52,500	1,563,068
Aichi Bank Ltd. (The)	12,700	485,583
Aiful Corp.(a)(b)	330,800	873,496
Ain Holdings Inc.	18,500	1,449,116
Air Water Inc.	89,100	1,445,590
Aisin Seiki Co. Ltd.	76,900	3,022,033
Ajinomoto Co. Inc.	241,000	3,900,461

Security	Shares	Value
Japan (continued)
Alfresa Holdings Corp.	109,000	$2,912,011
Alps Electric Co. Ltd.	101,300	2,405,600
Amada Holdings Co. Ltd.	198,200	1,868,635
Amano Corp.	46,200	982,500
ANA Holdings Inc.	51,200	1,721,714
Anritsu Corp.	166,400	2,524,273
Aoyama Trading Co. Ltd.	35,600	1,078,836
Aozora Bank Ltd.	65,600	2,264,073
Arcs Co. Ltd.	34,400	834,586
Ariake Japan Co. Ltd.	16,200	1,435,470
Asahi Diamond Industrial Co. Ltd.	74,700	471,943
Asahi Group Holdings Ltd.	189,400	8,337,594
Asahi Intecc Co. Ltd.	55,300	2,261,393
Asahi Kasei Corp.	758,600	9,121,618
Asics Corp.	94,300	1,370,360
Astellas Pharma Inc.	995,400	15,408,833
Avex Inc.	58,200	783,357
Awa Bank Ltd. (The)	25,700	700,257
Azbil Corp.	88,800	1,653,960
Bandai Namco Holdings Inc.	107,500	3,824,487
Bank of Kyoto Ltd. (The)	34,200	1,542,493
Bank of Nagoya Ltd. (The)(a)	29,200	923,699
Benesse Holdings Inc.	47,000	1,309,778
Bic Camera Inc.	69,800	923,410
Bridgestone Corp.	316,900	12,251,426
Brother Industries Ltd.	133,500	2,449,856
Calbee Inc.	50,400	1,674,715
Canon Electronics Inc.	35,400	649,311
Canon Inc.	503,300	14,369,169
Canon Marketing Japan Inc.	37,100	703,176
Capcom Co. Ltd.	49,200	1,021,885
Casio Computer Co. Ltd.	103,400	1,562,155
Central Glass Co. Ltd.	25,400	549,165
Central Japan Railway Co.	75,100	14,407,115
Chiba Bank Ltd. (The)	354,800	2,251,002
Chiyoda Co. Ltd.	31,800	613,711
Chiyoda Corp.	106,900	532,345
Chubu Electric Power Co. Inc.	317,100	4,575,760
Chugai Pharmaceutical Co. Ltd.	118,800	6,979,257
Chugoku Bank Ltd. (The)	124,600	1,123,945
Chugoku Electric Power Co. Inc. (The)	144,400	1,857,860
Ci:z Holdings Co. Ltd.	19,300	1,002,153
Citizen Watch Co. Ltd.	176,800	1,016,731
Coca-Cola Bottlers Japan Holdings Inc.	74,575	1,952,675
cocokara fine Inc.	15,200	836,401
COLOPL Inc.(a)	39,000	240,521
Colowide Co. Ltd.	39,800	969,476
COMSYS Holdings Corp.	73,600	2,051,057
Concordia Financial Group Ltd.	651,300	2,989,441
COOKPAD Inc.(a)	126,100	462,588
Cosmo Energy Holdings Co. Ltd.	33,600	1,248,965
Cosmos Pharmaceutical Corp.	5,600	1,144,761
Credit Saison Co. Ltd.	81,500	1,297,732
CyberAgent Inc.	57,100	2,423,543
CYBERDYNE Inc.(a)(b)	87,400	618,007
Dai Nippon Printing Co. Ltd.	128,200	2,879,686
Daicel Corp.	146,000	1,545,966
Daido Steel Co. Ltd.	15,200	626,290
Daifuku Co. Ltd.	57,800	2,489,105
Dai-ichi Life Holdings Inc.	578,300	10,945,450

82

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Daiichi Sankyo Co. Ltd.	301,100	$11,509,861
Daiichikosho Co. Ltd.	29,100	1,340,836
Daikin Industries Ltd.	127,200	14,793,319
Daikyo Inc.	29,200	766,385
Daio Paper Corp.(a)	65,400	848,974
Daiseki Co. Ltd.	33,900	803,231
Daishi Hokuetsu Financial Group Inc.	27,000	971,335
Daito Trust Construction Co. Ltd.	36,800	4,858,624
Daiwa House Industry Co. Ltd.	292,700	8,841,560
Daiwa House REIT Investment Corp.	976	2,136,122
Daiwa Office Investment Corp.	210	1,282,088
Daiwa Securities Group Inc.	949,300	5,441,515
DCM Holdings Co. Ltd.	115,200	1,118,774
DeNA Co. Ltd.	62,600	1,045,044
Denka Co. Ltd.	49,300	1,607,585
Denso Corp.	228,500	10,224,846
Dentsu Inc.	114,500	5,316,379
DIC Corp.	44,400	1,312,073
Disco Corp.	17,000	2,706,925
DMG Mori Co. Ltd.	78,200	1,132,932
Don Quijote Holdings Co. Ltd.	65,500	3,923,442
Doutor Nichires Holdings Co. Ltd.	32,600	579,755
Dowa Holdings Co. Ltd.	36,900	1,077,360
Duskin Co. Ltd.	44,000	1,001,214
DyDo Group Holdings Inc.	13,900	705,746
Earth Corp.	15,900	722,759
East Japan Railway Co.	152,600	13,352,754
Ebara Corp.	54,800	1,602,410
Eisai Co. Ltd.	133,300	11,115,912
Electric Power Development Co. Ltd.	75,400	2,054,450
Exedy Corp.	32,300	797,375
Ezaki Glico Co. Ltd.	28,100	1,399,335
FamilyMart UNY Holdings Co. Ltd.	35,500	4,127,066
Fancl Corp.	27,600	1,220,362
FANUC Corp.	101,300	17,714,372
Fast Retailing Co. Ltd.	31,500	15,929,334
FCC Co. Ltd.	36,300	898,695
Frontier Real Estate Investment Corp.	243	931,261
Fuji Co. Ltd./Ehime	21,600	405,185
Fuji Corp./Aichi	45,200	632,812
Fuji Electric Co. Ltd.	62,800	1,925,373
Fuji Seal International Inc.	32,000	971,158
Fuji Soft Inc.	21,800	1,000,611
FUJIFILM Holdings Corp.	207,400	8,992,142
Fujikura Ltd.	133,500	576,089
Fujitsu General Ltd.	33,100	494,205
Fujitsu Ltd.	100,600	6,116,851
Fukuoka Financial Group Inc.	88,000	2,169,297
Furukawa Electric Co. Ltd.	34,800	942,041
Fuyo General Lease Co. Ltd.	11,800	655,585
Global One Real Estate Investment Corp.	1,003	1,011,399
Glory Ltd.	43,300	1,009,841
GLP J-REIT	2,852	2,822,812
GMO Internet Inc.	42,200	602,777
GMO Payment Gateway Inc.(a)	23,000	1,116,831
Gree Inc.	261,100	1,094,327
GS Yuasa Corp.	42,700	877,799
GungHo Online Entertainment Inc.(a)	278,400	500,777
Gunma Bank Ltd. (The)	293,300	1,330,642
Gunze Ltd.	13,600	603,748

Security	Shares	Value
Japan (continued)
Hachijuni Bank Ltd. (The)	302,000	$1,279,128
Hakuhodo DY Holdings Inc.	138,500	2,314,572
Hamamatsu Photonics KK	86,200	2,887,209
Hankyu Hanshin Holdings Inc.	116,000	3,823,668
Hanwa Co. Ltd.	25,400	833,875
Harmonic Drive Systems Inc.(a)	22,100	672,664
Haseko Corp.	156,400	1,983,150
Hazama Ando Corp.	118,300	815,537
Heiwa Corp.	42,400	970,442
Heiwa Real Estate Co. Ltd.	37,400	693,286
Heiwa Real Estate REIT Inc.	2,493	2,445,395
Hikari Tsushin Inc.	13,700	2,393,904
Hino Motors Ltd.	121,600	1,169,075
Hirose Electric Co. Ltd.	18,405	1,749,906
Hiroshima Bank Ltd. (The)	173,600	1,075,242
HIS Co. Ltd.	25,200	764,787
Hisamitsu Pharmaceutical Co. Inc.	32,900	1,857,011
Hitachi Capital Corp.	44,000	1,080,750
Hitachi Chemical Co. Ltd.	56,800	896,379
Hitachi Construction Machinery Co. Ltd.	58,500	1,560,276
Hitachi High-Technologies Corp.	36,500	1,376,169
Hitachi Ltd.	495,400	15,197,154
Hitachi Metals Ltd.	117,500	1,386,824
Hitachi Zosen Corp.	142,100	540,170
Hogy Medical Co. Ltd.	17,600	519,321
Hokkaido Electric Power Co. Inc.	96,000	561,428
Hokkoku Bank Ltd. (The)	21,000	772,230
Hokuetsu Corp.	88,100	420,769
Hokuhoku Financial Group Inc.	87,800	1,091,519
Hokuriku Electric Power Co.(b)	97,500	908,865
Hokuto Corp.	43,000	734,225
Honda Motor Co. Ltd.	815,600	23,422,618
Horiba Ltd.	21,200	995,614
Hoshizaki Corp.	30,500	2,462,053
House Foods Group Inc.	46,600	1,341,988
Hoya Corp.	199,400	11,332,698
Hulic Co. Ltd.	160,200	1,469,204
Hyakugo Bank Ltd. (The)	339,300	1,250,709
Hyakujushi Bank Ltd. (The)	25,600	655,113
Ibiden Co. Ltd.	71,600	884,413
IBJ Leasing Co. Ltd.	26,500	665,934
Idemitsu Kosan Co. Ltd.	72,300	3,299,322
IHI Corp.	79,400	2,905,693
Iida Group Holdings Co. Ltd.	85,400	1,554,310
Inaba Denki Sangyo Co. Ltd.	31,000	1,248,460
Industrial & Infrastructure Fund Investment Corp.	1,095	1,099,318
Inpex Corp.	545,900	6,285,916
Internet Initiative Japan Inc.	20,600	398,109
Invincible Investment Corp.	4,668	1,931,643
Isetan Mitsukoshi Holdings Ltd.	184,100	2,154,943
Isuzu Motors Ltd.	293,500	3,854,211
Ito En Ltd.	35,800	1,525,834
ITOCHU Corp.	740,700	13,750,091
Itochu Techno-Solutions Corp.	54,100	1,025,865
Itoham Yonekyu Holdings Inc.	113,900	716,574
Iwatani Corp.	29,600	1,045,200
Iyo Bank Ltd. (The)	207,000	1,230,756
Izumi Co. Ltd.	22,500	1,224,137
J Front Retailing Co. Ltd.	131,700	1,728,304
Jaccs Co. Ltd.	29,200	548,009

83

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Jafco Co. Ltd.	22,500	$869,257
Japan Airlines Co. Ltd.	58,200	2,071,591
Japan Airport Terminal Co. Ltd.	36,100	1,388,277
Japan Aviation Electronics Industry Ltd.	37,200	494,769
Japan Excellent Inc.	748	970,335
Japan Exchange Group Inc.	285,700	5,128,955
Japan Hotel REIT Investment Corp.	3,128	2,225,674
Japan Logistics Fund Inc.	675	1,346,950
Japan Post Bank Co. Ltd.	158,100	1,845,002
Japan Post Holdings Co. Ltd.	791,600	9,399,176
Japan Prime Realty Investment Corp.	496	1,771,193
Japan Real Estate Investment Corp.	641	3,305,675
Japan Rental Housing Investments Inc.	1,677	1,315,090
Japan Retail Fund Investment Corp.	1,312	2,422,762
Japan Securities Finance Co. Ltd.	167,800	942,672
Japan Steel Works Ltd. (The)	38,600	819,166
Japan Tobacco Inc.	572,400	14,741,754
JFE Holdings Inc.	258,800	4,886,826
JGC Corp.	116,700	2,265,648
JSR Corp.	99,700	1,489,471
JTEKT Corp.	114,200	1,425,792
Juroku Bank Ltd. (The)	27,700	626,873
JVC Kenwood Corp.	254,200	626,181
JXTG Holdings Inc.	1,712,400	11,671,420
Kadokawa Dwango(b)	34,818	347,393
Kagome Co. Ltd.	61,800	1,648,292
Kajima Corp.	243,800	3,145,388
Kakaku.com Inc.	80,000	1,451,066
Kaken Pharmaceutical Co. Ltd.	28,100	1,409,295
Kamigumi Co. Ltd.	73,500	1,520,083
Kanamoto Co. Ltd.	18,300	611,324
Kaneka Corp.	29,100	1,217,066
Kanematsu Corp.	76,900	988,719
Kansai Electric Power Co. Inc. (The)	374,000	5,734,854
Kansai Paint Co. Ltd.	93,900	1,390,341
Kao Corp.	260,100	17,356,901
Kawasaki Heavy Industries Ltd.	74,100	1,759,017
Kawasaki Kisen Kaisha Ltd.(a)(b)	46,100	616,410
KDDI Corp.	922,100	22,996,327
Keihan Holdings Co. Ltd.	65,300	2,476,488
Keihin Corp.	44,900	886,820
Keikyu Corp.(a)	125,200	1,853,788
Keio Corp.	65,400	3,552,364
Keisei Electric Railway Co. Ltd.	83,000	2,555,713
Keiyo Bank Ltd. (The)	147,300	1,076,802
Kenedix Inc.(a)	176,300	917,001
Kenedix Office Investment Corp.	268	1,659,935
Kewpie Corp.	57,200	1,319,318
Keyence Corp.	51,000	24,990,475
Kikkoman Corp.	83,000	4,567,188
Kinden Corp.	89,700	1,438,634
Kintetsu Group Holdings Co. Ltd.	94,300	3,618,085
Kirin Holdings Co. Ltd.	431,700	10,322,471
Kisoji Co. Ltd.	41,100	945,786
Kissei Pharmaceutical Co. Ltd.	39,100	1,127,735
Kiyo Bank Ltd. (The)	62,200	925,380
Kobayashi Pharmaceutical Co. Ltd.	28,300	1,855,655
Kobe Steel Ltd.	172,600	1,388,692
Koito Manufacturing Co. Ltd.	56,400	2,688,689
Kokuyo Co. Ltd.	62,800	992,736

Security	Shares	Value
Japan (continued)
Komatsu Ltd.	483,100	$12,604,563
Komeri Co. Ltd.	25,100	650,770
Konami Holdings Corp.	49,800	1,901,892
Konica Minolta Inc.	264,600	2,628,298
Kose Corp.	17,200	2,571,122
K’s Holdings Corp.	93,900	1,186,491
Kubota Corp.	516,600	8,157,203
Kuraray Co. Ltd.	164,900	2,272,115
Kureha Corp.	16,200	1,043,587
Kurita Water Industries Ltd.	56,800	1,400,686
KYB Corp.(a)	13,400	321,420
Kyocera Corp.	164,300	8,936,010
KYORIN Holdings Inc.	40,700	889,698
Kyowa Exeo Corp.	72,800	1,961,030
Kyowa Hakko Kirin Co. Ltd.	136,000	2,645,164
Kyudenko Corp.	29,000	1,057,419
Kyushu Electric Power Co. Inc.	214,000	2,491,657
Kyushu Financial Group Inc.	462,600	2,045,434
Kyushu Railway Co.	78,800	2,415,914
Lawson Inc.	28,400	1,796,783
Leopalace21 Corp.	138,600	578,447
LINE Corp.(b)	40,800	1,294,263
Lintec Corp.	43,800	1,037,026
Lion Corp.	120,700	2,267,370
LIXIL Group Corp.	129,900	2,048,841
M3 Inc.	229,900	3,703,497
Mabuchi Motor Co. Ltd.	29,500	1,050,817
Maeda Corp.	95,900	1,084,298
Makino Milling Machine Co. Ltd.	18,300	698,888
Makita Corp.	115,200	3,986,142
Mandom Corp.	36,400	1,012,769
Marubeni Corp.	824,600	6,695,148
Maruha Nichiro Corp.	31,900	1,156,094
Marui Group Co. Ltd.	118,100	2,542,936
Maruichi Steel Tube Ltd.	42,300	1,221,904
Matsui Securities Co. Ltd.	100,800	1,028,052
Matsumotokiyoshi Holdings Co. Ltd.	44,300	1,597,634
Mazda Motor Corp.	290,600	3,151,782
McDonald’s Holdings Co. Japan Ltd.	42,200	1,858,438
MCUBS MidCity Investment Corp.	1,628	1,249,256
Mebuki Financial Group Inc.	613,850	1,876,552
Medipal Holdings Corp.	94,400	2,026,771
Megachips Corp.(a)	16,100	309,289
Megmilk Snow Brand Co. Ltd.	38,200	894,284
Meidensha Corp.	35,800	505,968
MEIJI Holdings Co. Ltd.	65,700	4,366,222
Meitec Corp.	22,100	926,259
MINEBEA MITSUMI Inc.	216,972	3,320,284
Miraca Holdings Inc.	31,400	765,141
Mirait Holdings Corp.	66,400	1,072,002
Misawa Homes Co. Ltd.	72,900	546,484
MISUMI Group Inc.	152,900	3,070,058
Mitsubishi Chemical Holdings Corp.	661,200	5,162,229
Mitsubishi Corp.	707,600	19,938,576
Mitsubishi Electric Corp.	1,089,900	13,844,062
Mitsubishi Estate Co. Ltd.	601,200	9,618,241
Mitsubishi Gas Chemical Co. Inc.	82,800	1,394,735
Mitsubishi Heavy Industries Ltd.	156,200	5,521,083
Mitsubishi Logistics Corp.	45,200	1,034,527
Mitsubishi Materials Corp.	57,000	1,580,878

84

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Mitsubishi Motors Corp.	370,300	$2,332,934
Mitsubishi Tanabe Pharma Corp.	128,900	1,905,146
Mitsubishi UFJ Financial Group Inc.	6,189,200	37,555,839
Mitsubishi UFJ Lease & Finance Co. Ltd.	231,010	1,189,285
Mitsui & Co. Ltd.	984,100	16,441,634
Mitsui Chemicals Inc.	85,100	1,911,555
Mitsui E&S Holdings Co. Ltd.(b)	49,600	835,054
Mitsui Fudosan Co. Ltd.	463,800	10,455,072
Mitsui Mining & Smelting Co. Ltd.	37,000	1,047,495
Mitsui OSK Lines Ltd.	62,100	1,515,426
Miura Co. Ltd.	56,900	1,394,076
Mixi Inc.	31,100	679,568
Mizuho Financial Group Inc.	11,985,200	20,602,798
MonotaRO Co. Ltd.(a)	79,700	1,759,184
Mori Hills REIT Investment Corp.	1,168	1,444,799
Mori Trust Sogo REIT Inc.	651	922,954
Morinaga & Co. Ltd./Japan	29,000	1,165,345
Morinaga Milk Industry Co. Ltd.	27,600	736,130
MOS Food Services Inc.(a)	46,400	1,229,330
MS&AD Insurance Group Holdings Inc.	245,900	7,421,341
Murata Manufacturing Co. Ltd.	95,000	14,449,293
Musashi Seimitsu Industry Co. Ltd.	45,100	658,187
Musashino Bank Ltd. (The)	35,000	949,005
Nabtesco Corp.	64,000	1,410,943
Nachi-Fujikoshi Corp.	14,500	591,666
Nagase & Co. Ltd.	68,000	1,068,911
Nagoya Railroad Co. Ltd.	106,200	2,565,249
Nankai Electric Railway Co. Ltd.	75,500	1,847,109
Nanto Bank Ltd. (The)	22,400	513,083
NEC Corp.	142,500	4,091,090
NEC Networks & System Integration Corp.	30,300	661,013
NET One Systems Co. Ltd.	59,100	1,236,934
Nexon Co. Ltd.(b)	237,800	2,709,767
NGK Insulators Ltd.	138,100	1,942,003
NGK Spark Plug Co. Ltd.	92,300	1,874,543
NH Foods Ltd.	51,800	1,790,085
NHK Spring Co. Ltd.	121,600	1,045,164
Nichias Corp.	39,000	851,500
NichiiGakkan Co. Ltd.	43,700	408,133
Nichi-Iko Pharmaceutical Co. Ltd.	36,900	503,858
Nichirei Corp.	59,400	1,434,274
Nidec Corp.	115,600	14,842,444
Nifco Inc./Japan	50,300	1,145,907
Nihon Kohden Corp.	50,600	1,510,983
Nihon M&A Center Inc.	81,300	1,950,105
Nikkon Holdings Co. Ltd.	59,800	1,446,582
Nikon Corp.	172,600	3,008,322
Nintendo Co. Ltd.	59,700	18,599,548
Nippon Accommodations Fund Inc.	304	1,392,654
Nippon Building Fund Inc.	710	4,057,862
Nippon Electric Glass Co. Ltd.	50,000	1,262,239
Nippon Express Co. Ltd.	39,500	2,502,548
Nippon Flour Mills Co. Ltd.	72,900	1,206,010
Nippon Kayaku Co. Ltd.	106,400	1,270,898
Nippon Light Metal Holdings Co. Ltd.	503,000	1,060,777
Nippon Paint Holdings Co. Ltd.	81,100	2,540,326
Nippon Paper Industries Co. Ltd.	53,600	973,164
Nippon Prologis REIT Inc.	1,051	2,119,601
Nippon Sheet Glass Co. Ltd.	62,000	524,656
Nippon Shinyaku Co. Ltd.	26,500	1,528,643

Security	Shares	Value
Japan (continued)
Nippon Shokubai Co. Ltd.	15,500	$999,867
Nippon Soda Co. Ltd.	21,100	550,427
Nippon Steel & Sumitomo Metal Corp.	379,400	7,016,152
Nippon Suisan Kaisha Ltd.	184,100	1,176,165
Nippon Telegraph & Telephone Corp.	351,700	14,802,844
Nippon Yusen KK	78,900	1,275,907
Nipro Corp.	86,900	1,107,281
Nishimatsu Construction Co. Ltd.	39,300	914,812
Nishimatsuya Chain Co. Ltd.	61,000	543,760
Nishi-Nippon Financial Holdings Inc.	104,200	993,480
Nishi-Nippon Railroad Co. Ltd.	49,300	1,219,231
Nissan Chemical Corp.	72,600	3,435,240
Nissan Motor Co. Ltd.	1,133,700	10,321,889
Nissan Shatai Co. Ltd.	56,200	453,664
Nissha Co. Ltd.(a)	32,400	527,679
Nisshin OilliO Group Ltd. (The)	27,000	809,844
Nisshin Seifun Group Inc.	125,400	2,501,222
Nisshin Steel Co. Ltd.	37,200	486,529
Nisshinbo Holdings Inc.	96,700	1,068,494
Nissin Foods Holdings Co. Ltd.	37,300	2,409,437
Nissin Kogyo Co. Ltd.	50,900	741,028
Nitori Holdings Co. Ltd.	41,700	5,444,593
Nitto Boseki Co. Ltd.	20,400	404,547
Nitto Denko Corp.	86,300	5,412,533
Nitto Kogyo Corp.	44,900	780,593
NOF Corp.	49,400	1,402,924
NOK Corp.	45,700	657,630
Nomura Holdings Inc.	1,859,700	9,022,070
Nomura Real Estate Holdings Inc.	64,100	1,203,561
Nomura Real Estate Master Fund Inc.	3,198	4,145,739
Nomura Research Institute Ltd.	60,940	2,699,925
Noritz Corp.	25,200	365,981
North Pacific Bank Ltd.	360,500	1,082,890
NSK Ltd.	189,000	1,872,332
NTN Corp.	251,500	922,609
NTT Data Corp.	453,700	5,853,415
NTT DOCOMO Inc.	685,100	17,267,883
NTT Urban Development Corp.	70,300	1,045,888
Obayashi Corp.	352,100	3,110,573
Obic Co. Ltd.	39,100	3,561,632
Odakyu Electric Railway Co. Ltd.	168,400	3,560,342
Ogaki Kyoritsu Bank Ltd. (The)	34,500	765,784
Oiles Corp.	35,800	658,234
Oita Bank Ltd. (The)	24,200	804,129
Oji Holdings Corp.	494,400	3,522,198
Okasan Securities Group Inc.	150,300	720,502
Oki Electric Industry Co. Ltd.	77,900	1,068,532
Okinawa Electric Power Co. Inc. (The)	33,750	630,112
OKUMA Corp.	17,100	856,099
Okumura Corp.	31,200	982,819
Olympus Corp.	150,900	5,040,920
Omron Corp.	103,800	4,212,520
Ono Pharmaceutical Co. Ltd.	201,100	4,583,131
Open House Co. Ltd.	24,900	978,526
Oracle Corp. Japan	23,500	1,595,056
Orient Corp.(a)	725,000	1,137,079
Oriental Land Co. Ltd./Japan	105,500	9,923,198
ORIX Corp.	794,700	12,963,916
Orix JREIT Inc.	1,494	2,284,918
Osaka Gas Co. Ltd.	191,600	3,516,048

85

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
OSG Corp.	51,300	$1,060,956
Otsuka Corp.	57,600	1,913,960
Otsuka Holdings Co. Ltd.	204,600	9,804,411
Outsourcing Inc.	69,300	878,109
Pacific Metals Co. Ltd.	15,600	437,499
Panasonic Corp.	1,142,900	12,653,879
Paramount Bed Holdings Co. Ltd.	17,800	749,980
Park24 Co. Ltd.	69,400	1,827,012
Penta-Ocean Construction Co. Ltd.	189,100	1,132,707
PeptiDream Inc.(a)(b)	56,900	1,868,012
Persol Holdings Co. Ltd.	96,400	1,834,808
Pigeon Corp.	67,600	2,869,204
Pilot Corp.	28,500	1,575,827
Pioneer Corp.(a)(b)	310,000	277,436
Pola Orbis Holdings Inc.	50,800	1,359,408
Premier Investment Corp.	1,056	1,091,978
Press Kogyo Co. Ltd.	113,400	518,492
Rakuten Inc.	467,000	3,161,473
Recruit Holdings Co. Ltd.	580,900	15,632,389
Relia Inc.	53,100	587,674
Relo Group Inc.(a)	62,400	1,474,090
Renesas Electronics Corp.(b)	535,300	2,836,466
Rengo Co. Ltd.	113,400	987,747
Resona Holdings Inc.	1,134,200	5,979,788
Resorttrust Inc.	56,300	866,538
Ricoh Co. Ltd.	365,800	3,659,459
Ricoh Leasing Co. Ltd.	17,000	558,106
Rinnai Corp.	19,900	1,449,453
Rohm Co. Ltd.	51,300	3,609,251
Rohto Pharmaceutical Co. Ltd.	58,500	1,855,744
Royal Holdings Co. Ltd.	37,100	918,172
Ryohin Keikaku Co. Ltd.	13,300	3,513,119
Ryosan Co. Ltd.	22,800	657,605
Saizeriya Co. Ltd.	23,200	439,516
Sangetsu Corp.	75,300	1,447,884
San-in Godo Bank Ltd. (The)	140,200	1,065,895
Sankyo Co. Ltd.	35,500	1,354,193
Sankyo Tateyama Inc.	50,700	570,097
Sankyu Inc.	36,600	1,731,815
Sanrio Co. Ltd.(a)	46,100	925,636
Santen Pharmaceutical Co. Ltd.	197,900	2,937,242
Sanwa Holdings Corp.	118,500	1,391,276
Sapporo Holdings Ltd.	48,600	904,777
Sawai Pharmaceutical Co. Ltd.	23,000	1,167,782
SBI Holdings Inc./Japan	129,600	3,400,342
SCREEN Holdings Co. Ltd.	23,000	1,253,378
SCSK Corp.	25,700	1,089,668
Secom Co. Ltd.	111,500	9,139,927
Sega Sammy Holdings Inc.	96,600	1,243,718
Seibu Holdings Inc.	128,900	2,338,029
Seiko Epson Corp.	154,500	2,497,080
Seino Holdings Co. Ltd.	86,200	1,194,602
Sekisui Chemical Co. Ltd.	184,800	2,903,287
Sekisui House Ltd.	309,000	4,550,600
Sekisui House Reit Inc.	2,402	1,500,518
Senshu Ikeda Holdings Inc.	293,300	901,822
Seria Co. Ltd.(a)	29,800	1,004,732
Seven & i Holdings Co. Ltd.	390,300	16,922,050
Seven Bank Ltd.	367,200	1,148,568
Sharp Corp./Japan(a)	88,000	1,349,767

Security	Shares	Value
Japan (continued)
Shiga Bank Ltd. (The)	42,900	$998,992
Shikoku Electric Power Co. Inc.	83,900	1,055,673
Shimachu Co. Ltd.	36,500	956,364
Shimadzu Corp.	130,300	3,294,014
Shimamura Co. Ltd.	11,900	1,000,673
Shimano Inc.	40,600	5,554,597
Shimizu Corp.	296,800	2,409,010
Shin-Etsu Chemical Co. Ltd.	187,600	15,740,414
Shinko Electric Industries Co. Ltd.	74,100	515,427
Shinmaywa Industries Ltd.	67,300	827,721
Shinsei Bank Ltd.	83,100	1,267,246
Shionogi & Co. Ltd.	145,500	9,323,964
Ship Healthcare Holdings Inc.	34,900	1,263,271
Shiseido Co. Ltd.	202,100	12,780,893
Shizuoka Bank Ltd. (The)	268,800	2,360,381
SHO-BOND Holdings Co. Ltd.	17,500	1,246,733
Showa Corp.	43,000	595,534
Showa Denko KK	74,500	3,254,486
Showa Shell Sekiyu KK	111,600	2,151,802
SKY Perfect JSAT Holdings Inc.	139,700	621,412
SMC Corp./Japan	30,200	9,673,741
SoftBank Group Corp.	432,100	34,643,045
Sohgo Security Services Co. Ltd.	39,400	1,756,076
Sojitz Corp.	859,900	2,895,414
Sompo Holdings Inc.	175,200	7,265,394
Sony Corp.	667,800	36,332,391
Sony Financial Holdings Inc.	116,800	2,716,760
Sotetsu Holdings Inc.	58,200	1,781,764
Square Enix Holdings Co. Ltd.	46,000	1,648,753
Stanley Electric Co. Ltd.	79,800	2,365,256
Subaru Corp.	322,500	8,724,403
Sugi Holdings Co. Ltd.	25,900	1,186,505
SUMCO Corp.	131,900	1,783,522
Sumitomo Bakelite Co. Ltd.	24,700	894,063
Sumitomo Chemical Co. Ltd.	768,200	3,852,742
Sumitomo Corp.	583,100	8,853,324
Sumitomo Dainippon Pharma Co. Ltd.	88,800	1,858,541
Sumitomo Electric Industries Ltd.	514,000	7,023,065
Sumitomo Forestry Co. Ltd.	71,800	1,068,204
Sumitomo Heavy Industries Ltd.	59,900	1,892,194
Sumitomo Metal Mining Co. Ltd.	128,700	4,059,829
Sumitomo Mitsui Construction Co. Ltd.	159,580	1,002,545
Sumitomo Mitsui Financial Group Inc.	698,900	27,335,471
Sumitomo Mitsui Trust Holdings Inc.	173,000	6,889,035
Sumitomo Osaka Cement Co. Ltd.	25,400	945,284
Sumitomo Realty & Development Co. Ltd.	183,400	6,310,241
Sumitomo Rubber Industries Ltd.	90,500	1,303,110
Sumitomo Warehouse Co. Ltd. (The)	82,000	964,193
Sundrug Co. Ltd.	42,400	1,540,384
Suntory Beverage & Food Ltd.	70,900	2,893,044
Suzuken Co. Ltd./Aichi Japan	44,700	2,265,597
Suzuki Motor Corp.	178,700	8,946,480
Sysmex Corp.	88,900	6,242,024
T&D Holdings Inc.	387,200	6,240,900
Tadano Ltd.	75,100	810,525
Taiheiyo Cement Corp.	73,400	2,169,058
Taikisha Ltd.	24,800	701,006
Taisei Corp.	114,100	4,888,339
Taisho Pharmaceutical Holdings Co. Ltd.	20,100	2,144,380
Taiyo Holdings Co. Ltd.	29,600	1,058,314

86

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Taiyo Nippon Sanso Corp.	78,400	$1,262,264
Taiyo Yuden Co. Ltd.	61,700	1,245,973
Takara Holdings Inc.	96,900	1,360,919
Takasago Thermal Engineering Co. Ltd.	60,000	1,026,095
Takashimaya Co. Ltd.	84,200	1,328,040
Takeda Pharmaceutical Co. Ltd.	372,300	15,076,080
Tamron Co. Ltd.	41,600	743,127
TDK Corp.	68,500	5,917,992
TechnoPro Holdings Inc.	26,100	1,364,494
Teijin Ltd.	85,000	1,476,231
Terumo Corp.	160,300	8,650,277
THK Co. Ltd.	67,000	1,484,799
TIS Inc.	42,700	1,914,510
Toagosei Co. Ltd.	104,700	1,076,177
Tobu Railway Co. Ltd.	102,700	2,852,904
Toda Corp.	144,000	971,016
Toho Bank Ltd. (The)	242,600	862,014
Toho Co. Ltd./Tokyo	62,500	2,040,782
Toho Gas Co. Ltd.	46,900	1,620,752
Toho Holdings Co. Ltd.(a)	48,200	1,266,769
Toho Zinc Co. Ltd.	16,300	521,404
Tohoku Electric Power Co. Inc.	223,200	2,824,240
Tokai Carbon Co. Ltd.(a)	109,200	1,708,805
Tokai Rika Co. Ltd.	44,800	818,551
Tokai Tokyo Financial Holdings Inc.	225,000	1,162,332
Tokio Marine Holdings Inc.	352,900	16,717,056
Tokuyama Corp.	38,300	859,973
Tokyo Century Corp.	24,300	1,302,689
Tokyo Dome Corp.	88,400	778,606
Tokyo Electric Power Co. Holdings Inc.(b)	794,800	4,070,661
Tokyo Electron Ltd.	83,600	11,619,033
Tokyo Gas Co. Ltd.	198,400	4,889,020
Tokyo Ohka Kogyo Co. Ltd.	25,400	681,955
Tokyo Seimitsu Co. Ltd.	39,300	945,457
Tokyo Tatemono Co. Ltd.	107,300	1,157,096
Tokyu Corp.	275,000	4,539,675
Tokyu Fudosan Holdings Corp.	277,900	1,566,119
Tokyu REIT Inc.	724	1,019,393
TOMONY Holdings Inc.	171,000	665,181
Tomy Co. Ltd.	58,900	687,354
Topcon Corp.	76,000	1,105,773
Toppan Forms Co. Ltd.	83,900	764,248
Toppan Printing Co. Ltd.	124,000	1,756,909
Toray Industries Inc.	690,900	4,909,244
Toshiba Corp.(b)	342,500	10,257,853
Toshiba Machine Co. Ltd.	25,600	485,891
Tosoh Corp.	131,200	1,735,693
TOTO Ltd.	76,500	2,745,337
Toyo Ink SC Holdings Co. Ltd.	46,000	1,071,587
Toyo Seikan Group Holdings Ltd.	99,600	2,039,569
Toyo Suisan Kaisha Ltd.	54,900	1,892,349
Toyo Tire & Rubber Co. Ltd.	62,100	1,039,998
Toyobo Co. Ltd.	45,600	648,918
Toyoda Gosei Co. Ltd.	40,700	878,158
Toyota Boshoku Corp.	47,600	795,899
Toyota Industries Corp.	75,000	3,688,361
Toyota Motor Corp.	1,184,800	69,447,096
Toyota Tsusho Corp.	114,100	4,130,065
Trend Micro Inc./Japan	66,800	3,859,253
TS Tech Co. Ltd.	30,000	863,940

Security	Shares	Value
Japan (continued)
TSI Holdings Co. Ltd.	77,900	$530,815
Tsubakimoto Chain Co.	21,300	821,009
Tsumura & Co.	39,400	1,228,904
Tsuruha Holdings Inc.	20,300	2,115,352
UACJ Corp.(a)	24,800	543,444
Ube Industries Ltd.	50,600	1,106,560
Ulvac Inc.	30,500	995,902
Unicharm Corp.	227,300	6,187,281
Unipres Corp.	34,700	622,328
United Arrows Ltd.	19,700	741,881
United Urban Investment Corp.	1,526	2,324,393
Universal Entertainment Corp.(a)(b)	19,100	578,814
Ushio Inc.	92,400	1,119,231
USS Co. Ltd.	138,600	2,501,690
V Technology Co. Ltd.	3,700	478,012
Valor Holdings Co. Ltd.	34,100	732,732
Wacom Co. Ltd.	116,500	544,021
WATAMI Co. Ltd.(a)	47,700	546,507
Welcia Holdings Co. Ltd.	30,800	1,571,999
West Japan Railway Co.	83,500	5,606,127
Xebio Holdings Co. Ltd.	44,700	620,267
Yahoo Japan Corp.	1,515,900	4,768,460
Yakult Honsha Co. Ltd.	61,500	4,365,026
Yamada Denki Co. Ltd.(a)	326,000	1,536,768
Yamagata Bank Ltd. (The)(a)	34,400	698,028
Yamaguchi Financial Group Inc.	148,500	1,569,806
Yamaha Corp.	76,800	3,385,583
Yamaha Motor Co. Ltd.	148,400	3,525,412
Yamanashi Chuo Bank Ltd. (The)	41,300	591,385
Yamato Holdings Co. Ltd.	169,300	4,635,479
Yamato Kogyo Co. Ltd.	30,100	792,140
Yamazaki Baking Co. Ltd.	69,100	1,246,623
Yaskawa Electric Corp.	128,000	3,703,159
Yokogawa Electric Corp.	129,900	2,556,448
Yokohama Rubber Co. Ltd. (The)	86,000	1,670,391
Yoshinoya Holdings Co. Ltd.(a)	51,600	847,693
Zenkoku Hosho Co. Ltd.	32,500	1,177,839
Zenrin Co. Ltd.	25,700	639,226
Zensho Holdings Co. Ltd.	56,700	1,099,283
Zeon Corp.	88,900	860,996
Zojirushi Corp.(a)	35,400	385,823
ZOZO Inc.	112,500	2,710,447

		2,079,030,944
Malaysia — 0.6%
Alliance Bank Malaysia Bhd	788,100	745,818
AMMB Holdings Bhd	1,049,100	952,702
Astro Malaysia Holdings Bhd(a)	1,104,600	356,365
Axiata Group Bhd	1,521,300	1,239,726
Berjaya Corp. Bhd(b)	7,152,196	478,579
British American Tobacco Malaysia Bhd	79,800	593,089
Bursa Malaysia Bhd	676,700	1,183,760
Carlsberg Brewery Malaysia Bhd	144,000	612,546
CIMB Group Holdings Bhd	2,447,800	3,346,019
Dialog Group Bhd	2,795,778	2,264,951
DiGi.Com Bhd(a)	1,682,200	1,732,652
Ekovest Bhd	2,240,700	262,383
Gamuda Bhd	1,147,600	655,458
Genting Bhd	1,178,800	2,067,724
Genting Malaysia Bhd	1,764,500	1,893,322
Genting Plantations Bhd(a)	340,900	786,160

87

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
Hartalega Holdings Bhd	871,500	$1,303,762
Hong Leong Bank Bhd	405,200	2,004,455
Hong Leong Financial Group Bhd	166,500	731,335
IHH Healthcare Bhd	1,631,100	1,948,978
IJM Corp. Bhd	1,780,300	693,485
IOI Corp. Bhd	1,187,900	1,277,465
IOI Properties Group Bhd	1,607,141	503,132
KPJ Healthcare Bhd	3,299,600	820,070
Kuala Lumpur Kepong Bhd	238,000	1,417,364
Lafarge Malaysia Bhd(a)(b)	552,600	283,926
Malayan Banking Bhd	1,983,100	4,497,459
Malaysia Airports Holdings Bhd	387,800	769,205
Maxis Bhd(a)	1,223,700	1,529,442
MISC Bhd	661,800	964,746
My EG Services Bhd	1,756,300	503,659
Nestle Malaysia Bhd	38,500	1,323,049
Pavilion REIT	1,195,900	454,411
PESTECH International Bhd(a)(b)	1,707,900	551,001
Petronas Chemicals Group Bhd	1,360,200	3,039,281
Petronas Dagangan Bhd	132,700	824,519
Petronas Gas Bhd	434,700	1,898,988
PPB Group Bhd	483,980	1,938,465
Press Metal Aluminium Holdings Bhd	1,297,700	1,500,984
Public Bank Bhd	1,524,360	8,961,466
RHB Bank Bhd	576,098	720,036
RHB Bank Bhd, New(b)(d)	87,100	—
Sime Darby Plantation Bhd	1,457,200	1,831,730
Sime Darby Property Bhd	2,074,700	483,411
Sunway REIT	1,788,300	722,243
Telekom Malaysia Bhd	668,200	380,049
Tenaga Nasional Bhd	1,631,600	5,731,753
Top Glove Corp. Bhd	969,400	1,376,087
UEM Edgenta Bhd	463,000	283,255
UMW Holdings Bhd(a)	329,500	374,029
Velesto Energy Bhd(b)	6,029,476	374,636
WCT Holdings Bhd(a)	1,387,602	268,600
YTL Corp. Bhd	2,574,330	652,119

		72,109,849
Mexico — 0.7%
Alfa SAB de CV, Class A	1,581,800	1,672,329
Alsea SAB de CV(a)	298,600	765,853
America Movil SAB de CV, Series L, NVS	17,251,700	12,531,357
Arca Continental SAB de CV	277,400	1,399,260
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	942,200	1,178,506
Bolsa Mexicana de Valores SAB de CV	444,300	671,573
Cemex SAB de CV, CPO(b)	7,828,312	3,919,761
Coca-Cola Femsa SAB de CV, Series L, NVS	346,500	1,982,395
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	589,700	361,665
Corp. Inmobiliaria Vesta SAB de CV	518,800	635,338
El Puerto de Liverpool SAB de CV, Series C1, NVS(a)	104,360	663,388
Fibra Uno Administracion SA de CV	1,958,800	2,111,530
Fomento Economico Mexicano SAB de CV	1,160,900	9,899,552
Genomma Lab Internacional SAB de CV, Class B(b)	517,300	333,355
Gentera SAB de CV(a)	648,300	526,938
Gruma SAB de CV, Series B	127,890	1,338,832
Grupo Aeroportuario del Pacifico SAB de CV, Series B	218,600	1,814,020
Grupo Aeroportuario del Sureste SAB de CV, Class B	128,580	2,143,783

Security	Shares	Value
Mexico (continued)
Grupo Bimbo SAB de CV, Series A	819,700	$1,540,150
Grupo Carso SAB de CV, Series A1	292,900	864,627
Grupo Comercial Chedraui SA de CV	261,300	463,349
Grupo Financiero Banorte SAB de CV, Class O	1,357,300	7,490,586
Grupo Financiero Inbursa SAB de CV, Class O	1,186,700	1,542,927
Grupo Herdez SAB de CV	271,100	505,225
Grupo Mexico SAB de CV, Series B	2,000,900	4,630,990
Grupo Televisa SAB, CPO	1,387,900	4,013,403
Industrias CH SAB de CV, Series B(b)	117,400	422,387
Industrias Penoles SAB de CV	86,565	1,223,819
Infraestructura Energetica Nova SAB de CV	321,200	1,263,007
Kimberly-Clark de Mexico SAB de CV, Series A, Class A	906,400	1,310,523
Macquarie Mexico Real Estate Management SA de CV	580,100	566,608
Mexichem SAB de CV	595,378	1,577,600
Promotora y Operadora de Infraestructura SAB de CV	146,300	1,335,490
Telesites SAB de CV(b)	876,155	542,108
Wal-Mart de Mexico SAB de CV	2,760,700	7,072,496

		80,314,730
Netherlands — 2.4%
Aalberts Industries NV	58,766	2,160,676
ABN AMRO Group NV, CVA(c)	203,739	5,009,366
Aegon NV	934,241	5,745,762
AerCap Holdings NV(b)	69,145	3,462,782
Akzo Nobel NV	129,271	10,879,824
AMG Advanced Metallurgical Group NV	21,900	1,049,127
Arcadis NV	52,100	705,431
ArcelorMittal	340,390	8,500,359
ASM International NV	35,244	1,517,062
ASML Holding NV	215,430	36,838,492
ASR Nederland NV	77,922	3,545,706
BE Semiconductor Industries NV	56,400	1,209,703
BinckBank NV	150,420	729,455
Boskalis Westminster(a)	49,323	1,422,842
Brunel International NV	35,114	435,656
Corbion NV(a)	40,797	1,240,679
COSMO Pharmaceuticals NV(a)(b)	6,839	862,099
Eurocommercial Properties NV	32,960	1,221,192
Euronext NV(c)	34,541	2,130,991
EXOR NV	58,559	3,320,166
Flow Traders(c)	18,716	596,317
Gemalto NV(b)	41,313	2,357,335
Heineken Holding NV	58,354	5,058,025
Heineken NV	117,421	10,590,287
IMCD NV	33,345	2,265,003
ING Groep NV	1,950,436	23,160,176
Intertrust NV(c)	39,512	637,959
InterXion Holding NV(b)	42,973	2,529,820
Koninklijke Ahold Delhaize NV	657,310	15,066,591
Koninklijke BAM Groep NV(a)	187,641	646,536
Koninklijke DSM NV	91,954	8,062,101
Koninklijke KPN NV	1,646,778	4,358,698
Koninklijke Philips NV	479,804	17,896,684
Koninklijke Vopak NV(a)	38,705	1,754,187
NN Group NV	160,638	6,916,410
NSI NV	35,673	1,408,612
NXP Semiconductors NV	183,122	13,732,319
OCI NV(b)	46,432	1,322,609

88

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
PostNL NV	258,947	$767,534
Randstad NV	63,951	3,228,077
Rhi Magnesita NV(a)	13,792	690,714
Rhi Magnesita NV	2,799	135,475
SBM Offshore NV	96,540	1,671,397
Signify NV(c)	58,783	1,451,968
Takeaway.com NV(b)(c)	14,740	868,460
TKH Group NV	31,483	1,593,102
TomTom NV(b)	116,454	975,888
Unilever NV, CVA	806,994	43,455,155
Vastned Retail NV	32,863	1,303,239
Wereldhave NV	24,661	849,161
Wessanen(a)	69,523	729,044
Wolters Kluwer NV	148,029	8,413,045

		276,479,298
New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(b)	408,640	2,780,492
Air New Zealand Ltd.	399,084	729,685
Auckland International Airport Ltd.	537,421	2,453,041
Chorus Ltd.	269,507	835,943
Contact Energy Ltd.	382,106	1,394,790
Fisher & Paykel Healthcare Corp. Ltd.	315,054	2,797,931
Fletcher Building Ltd.(b)	454,632	1,793,123
Freightways Ltd.	141,129	680,120
Infratil Ltd.	371,916	830,585
Kiwi Property Group Ltd.	703,447	604,046
Mercury NZ Ltd.	429,953	954,581
Meridian Energy Ltd.	738,184	1,511,177
Precinct Properties New Zealand Ltd.	708,526	652,361
Ryman Healthcare Ltd.	278,101	2,197,359
Sky Network Television Ltd.	253,624	370,981
SKYCITY Entertainment Group Ltd.	367,741	919,716
Spark New Zealand Ltd.	976,779	2,519,454
Trade Me Group Ltd.	220,448	698,170
Z Energy Ltd.	243,180	968,658

		25,692,213
Norway — 0.7%
Aker ASA, Class A	21,614	1,648,383
Aker BP ASA	82,073	2,714,626
Aker Solutions ASA(b)	148,396	981,662
Atea ASA	84,671	1,120,223
Austevoll Seafood ASA	81,437	1,313,852
Bakkafrost P/F	27,941	1,573,748
Borr Drilling Ltd.(a)(b)	307,990	1,201,919
Borregaard ASA	98,948	894,717
DNB ASA	499,023	9,057,277
DNO ASA	514,365	993,241
Equinor ASA	609,035	15,890,799
Gjensidige Forsikring ASA	113,193	1,758,845
Golden Ocean Group Ltd.(a)	81,389	612,479
Leroy Seafood Group ASA	199,611	1,844,839
Marine Harvest ASA	231,604	5,621,356
Norsk Hydro ASA	770,677	4,012,496
Norwegian Air Shuttle ASA(a)(b)	20,360	520,812
Norwegian Finans Holding ASA(b)	94,088	843,495
Norwegian Property ASA	592,727	729,189
Orkla ASA	422,768	3,658,813
Otello Corp. ASA(b)	137,729	232,690
Salmar ASA	31,224	1,653,154

Security	Shares	Value
Norway (continued)
Schibsted ASA, Class B	54,381	$1,727,521
SpareBank 1 SMN	140,885	1,441,545
Storebrand ASA	299,778	2,502,385
Subsea 7 SA	140,969	1,785,394
Telenor ASA	395,044	7,268,759
TGS NOPEC Geophysical Co. ASA	53,864	1,812,994
Yara International ASA	94,568	4,080,906

		79,498,119
Pakistan — 0.0%
Engro Corp. Ltd./Pakistan	257,800	651,925
Habib Bank Ltd.	452,600	497,988
Hub Power Co. Ltd. (The)	507,000	354,431
Lucky Cement Ltd.	116,050	435,664
MCB Bank Ltd.	354,700	529,900
Oil & Gas Development Co. Ltd.	362,800	435,607
Pakistan State Oil Co. Ltd.	129,091	273,366
United Bank Ltd./Pakistan	499,300	565,326

		3,744,207
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR, NVS	103,010	1,425,658
Credicorp Ltd.	35,994	8,124,206
Southern Copper Corp.	55,647	2,133,506

		11,683,370
Philippines — 0.2%
Aboitiz Equity Ventures Inc.	1,239,880	1,089,139
Aboitiz Power Corp.	861,900	542,866
Ayala Corp.	139,465	2,398,053
Ayala Land Inc.	3,900,700	2,890,622
Bank of the Philippine Islands	518,635	796,297
BDO Unibank Inc.	1,284,700	2,938,927
Bloomberry Resorts Corp.	2,958,300	464,437
DMCI Holdings Inc.	3,112,600	746,954
DoubleDragon Properties Corp.(b)	943,000	338,391
Globe Telecom Inc.	19,395	757,603
GT Capital Holdings Inc.	55,466	787,855
International Container Terminal Services Inc.	411,090	695,330
JG Summit Holdings Inc.	1,685,402	1,489,945
Jollibee Foods Corp.	289,060	1,491,086
Manila Water Co. Inc.	1,331,000	621,904
Metro Pacific Investments Corp.	8,975,500	805,203
Metropolitan Bank & Trust Co.	545,174	667,903
PLDT Inc.	46,770	1,215,032
SM Investments Corp.	136,660	2,298,738
SM Prime Holdings Inc.	5,333,500	3,369,261
Universal Robina Corp.	483,550	1,174,872

		27,580,418
Poland — 0.3%
Alior Bank SA(b)	55,426	835,611
Asseco Poland SA	58,872	742,326
Bank Handlowy w Warszawie SA	22,860	417,747
Bank Millennium SA(b)	415,566	957,943
Bank Polska Kasa Opieki SA	77,645	2,122,262
CCC SA	21,627	942,870
CD Projekt SA(b)	41,306	1,706,998
Cyfrowy Polsat SA(b)	124,634	719,064
Enea SA(b)	162,918	341,951
Eurocash SA(a)	59,016	314,912
Grupa Azoty SA	28,756	194,432
Grupa Lotos SA	63,152	1,142,178

89

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Poland (continued)
Jastrzebska Spolka Weglowa SA(b)	31,361	$605,844
KGHM Polska Miedz SA(b)	80,333	1,822,018
LPP SA	793	1,625,106
mBank SA	9,566	933,987
Orange Polska SA(b)	375,527	425,471
PGE Polska Grupa Energetyczna SA(b)	433,857	1,190,387
Polski Koncern Naftowy ORLEN SA	156,225	3,761,913
Polskie Gornictwo Naftowe i Gazownictwo SA(b)	993,598	1,623,768
Powszechna Kasa Oszczednosci Bank Polski SA	460,671	4,802,076
Powszechny Zaklad Ubezpieczen SA	326,608	3,340,643
Santander Bank Polska SA	17,677	1,570,858
Tauron Polska Energia SA(b)	659,372	306,400

		32,446,765
Portugal — 0.1%
Banco Comercial Portugues SA, Class R(b)	5,520,623	1,489,974
CTT-Correios de Portugal SA	185,416	712,190
EDP — Energias de Portugal SA	1,393,727	4,901,718
Galp Energia SGPS SA	280,575	4,894,153
Jeronimo Martins SGPS SA	150,564	1,852,677
NOS SGPS SA	235,872	1,325,583
Sonae SGPS SA	929,682	931,711

		16,108,006
Qatar — 0.3%
Barwa Real Estate Co.	79,129	809,487
Commercial Bank PQSC (The)	138,038	1,565,459
Doha Bank QPSC	14,844	89,228
Ezdan Holding Group QSC(b)	489,412	1,464,908
Industries Qatar QSC	95,095	3,642,279
Masraf Al Rayan QSC	215,762	2,242,657
Ooredoo QPSC	48,191	908,192
Qatar Electricity & Water Co. QSC	31,008	1,593,943
Qatar Gas Transport Co. Ltd.	182,234	870,048
Qatar Insurance Co. SAQ	97,547	979,487
Qatar Islamic Bank SAQ	63,283	2,649,092
Qatar National Bank QPSC	234,426	12,507,167
Vodafone Qatar QSC(b)	330,463	742,309

		30,064,256
Russia — 0.7%
Gazprom PJSC, ADR, NVS	3,297,391	15,623,038
LSR Group PJSC, GDR, NVS(e)	1,071,153	1,992,345
Lukoil PJSC, ADR, NVS	244,383	18,240,747
Magnit PJSC, GDR, NVS(e)	251,743	3,359,510
Mechel PJSC, ADR, NVS(b)	275,965	756,144
Mobile TeleSystems PJSC, ADR, NVS	614,771	4,924,316
Novatek PJSC, GDR, NVS(e)	61,112	10,358,484
PhosAgro PJSC, GDR, NVS(e)	254,592	3,335,155
Sberbank of Russia PJSC, ADR	1,301,641	15,359,364
Sistema PJSFC, GDR(e)	690,493	1,593,658
TMK PJSC, GDR, NVS(e)	310,891	1,181,386

		76,724,147
Singapore — 0.9%
Ascendas REIT	931,695	1,695,459
Ascott Residence Trust(a)	926,372	702,405
Cache Logistics Trust(a)	2,665,462	1,318,487
CapitaLand Commercial Trust	1,280,057	1,599,147
CapitaLand Ltd.	1,280,500	2,903,502
CapitaLand Mall Trust	917,800	1,398,439
CapitaLand Retail China Trust(a)	941,240	931,181
CDL Hospitality Trusts	1,229,800	1,287,702

Security	Shares	Value
Singapore (continued)
City Developments Ltd.	184,400	$1,053,296
ComfortDelGro Corp. Ltd.	1,280,000	2,079,723
DBS Group Holdings Ltd.	928,600	15,731,482
ESR-REIT(a)	4,074,273	1,426,937
First REIT	1,386,400	1,201,386
First Resources Ltd.(a)	590,900	674,193
Frasers Centrepoint Trust	468,800	731,231
Frasers Commercial Trust	1,163,400	1,150,966
Genting Singapore Ltd.	3,289,200	2,090,191
Golden Agri-Resources Ltd.	3,663,800	674,660
Hutchison Port Holdings Trust, Class U	3,352,600	821,387
Jardine Cycle & Carriage Ltd.	86,522	1,891,263
Kenon Holdings Ltd./Singapore	30,860	492,805
Keppel Corp. Ltd.	750,500	3,360,124
Keppel Infrastructure Trust(a)	3,925,100	1,303,832
Keppel REIT	934,760	762,766
Lippo Malls Indonesia Retail Trust	3,313,200	574,211
M1 Ltd./Singapore(a)	330,900	504,188
Mapletree Commercial Trust	855,836	995,014
Mapletree Industrial Trust	775,700	1,036,283
Mapletree Logistics Trust	1,174,790	1,026,499
NetLink NBN Trust	3,545,600	1,997,088
OUE Hospitality Trust	1,517,766	745,292
Oversea-Chinese Banking Corp. Ltd.	1,563,350	12,124,768
Parkway Life REIT	531,000	996,967
Sabana Shari’ah Compliant Industrial REIT(a)	3,063,388	884,861
SATS Ltd.	408,500	1,469,042
Sembcorp Industries Ltd.	455,900	928,393
Sembcorp Marine Ltd.(a)	546,900	631,889
Singapore Airlines Ltd.	439,100	3,005,971
Singapore Exchange Ltd.	355,300	1,754,948
Singapore Post Ltd.(a)	1,019,700	765,806
Singapore Technologies Engineering Ltd.	872,900	2,237,720
Singapore Telecommunications Ltd.	4,019,600	9,172,397
Starhill Global REIT	1,640,400	793,666
StarHub Ltd.	418,300	567,883
Suntec REIT	1,290,900	1,649,981
United Engineers Ltd.	430,400	817,412
United Overseas Bank Ltd.	671,400	11,820,286
UOL Group Ltd.	290,600	1,265,394
Venture Corp. Ltd.	153,000	1,692,634
Wilmar International Ltd.	875,100	1,996,906
Wing Tai Holdings Ltd.	502,100	699,778
Yangzijiang Shipbuilding Holdings Ltd.	1,628,900	1,458,576

		110,896,417
South Africa — 1.4%
Absa Group Ltd.	367,965	3,715,721
Adcock Ingram Holdings Ltd.	97,571	379,018
AECI Ltd.	93,085	595,719
African Rainbow Minerals Ltd.	100,553	850,457
Anglo American Platinum Ltd.	33,316	1,087,343
AngloGold Ashanti Ltd.	215,611	2,085,256
Aspen Pharmacare Holdings Ltd.	201,979	2,133,834
AVI Ltd.	184,619	1,250,277
Barloworld Ltd.	117,541	955,213
Bid Corp. Ltd.	177,468	3,325,395
Bidvest Group Ltd. (The)	167,212	2,080,999
Brait SE(b)	218,782	548,057
Capitec Bank Holdings Ltd.	22,946	1,539,451
Clicks Group Ltd.	146,476	1,864,894

90

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
Coronation Fund Managers Ltd.	141,976	$472,380
Discovery Ltd.	198,315	2,121,045
Emira Property Fund Ltd.	692,786	699,061
Exxaro Resources Ltd.	143,812	1,469,651
FirstRand Ltd.	1,736,254	7,561,737
Fortress REIT Ltd., Series B	653,789	637,130
Foschini Group Ltd. (The)	132,214	1,443,531
Gold Fields Ltd.	455,416	1,208,686
Growthpoint Properties Ltd.	1,550,946	2,379,001
Harmony Gold Mining Co. Ltd.	292,952	554,111
Hyprop Investments Ltd.	126,244	771,763
Impala Platinum Holdings Ltd.(b)	440,143	810,760
Imperial Holdings Ltd.	90,368	996,993
Investec Ltd.	164,841	1,024,462
JSE Ltd.	80,033	888,825
Kumba Iron Ore Ltd.	37,759	739,006
Liberty Holdings Ltd.	77,966	570,189
Life Healthcare Group Holdings Ltd.	714,729	1,185,870
Massmart Holdings Ltd.	60,864	395,861
Metair Investments Ltd.	441,710	433,745
MMI Holdings Ltd./South Africa(b)	485,234	586,569
Mondi Ltd.	76,778	1,834,821
Mr. Price Group Ltd.	145,625	2,277,830
MTN Group Ltd.	898,749	5,203,964
Murray & Roberts Holdings Ltd.	373,758	430,045
Nampak Ltd.(b)	451,830	454,393
Naspers Ltd., Class N	230,161	40,412,009
Nedbank Group Ltd.	198,280	3,342,477
NEPI Rockcastle PLC	203,468	1,755,340
Netcare Ltd.	626,561	1,053,586
Northam Platinum Ltd.(b)	236,341	622,133
Old Mutual Ltd.	595,860	915,606
Old Mutual Ltd.	1,976,996	2,980,805
Omnia Holdings Ltd.	52,236	411,061
Pick n Pay Stores Ltd.	234,712	1,082,938
Pioneer Foods Group Ltd.	75,031	411,480
PPC Ltd.(b)	1,124,234	452,244
PSG Group Ltd.	84,534	1,259,401
Rand Merchant Investment Holdings Ltd.	417,190	970,206
Redefine Properties Ltd.	2,971,136	1,929,616
Reinet Investments SCA	76,741	1,284,712
Remgro Ltd.	257,091	3,311,170
Resilient REIT Ltd.	162,101	656,692
Reunert Ltd.	149,394	806,852
RMB Holdings Ltd.	462,757	2,333,489
Sanlam Ltd.	962,611	4,841,005
Sappi Ltd.	280,594	1,576,058
Sasol Ltd.	292,647	9,592,222
Shoprite Holdings Ltd.	222,564	2,717,568
Sibanye Gold Ltd.(b)	1,072,528	743,769
SPAR Group Ltd. (The)	101,418	1,207,641
Standard Bank Group Ltd.	678,215	7,501,759
Steinhoff International Holdings NV, Class H(b)	2,709,199	330,250
Sun International Ltd./South Africa(b)	171,439	683,260
Super Group Ltd./South Africa(b)	282,595	765,516
Telkom SA SOC Ltd.	163,537	594,177
Tiger Brands Ltd.	83,718	1,494,380
Tongaat Hulett Ltd.	60,962	233,713
Truworths International Ltd.	252,749	1,385,081
Vodacom Group Ltd.	307,530	2,590,822

Security	Shares	Value
South Africa (continued)
Wilson Bayly Holmes-Ovcon Ltd.	56,894	$589,582
Woolworths Holdings Ltd./South Africa	537,044	1,852,309

		164,253,992
South Korea — 3.3%
Amicogen Inc.(b)	15,262	420,540
Amorepacific Corp.	18,119	2,432,721
AMOREPACIFIC Group	17,684	963,693
Asiana Airlines Inc.(b)	126,191	404,192
BGF retail Co. Ltd.	5,279	780,581
BH Co. Ltd.(b)	22,253	311,470
Binggrae Co. Ltd.	12,335	766,371
BNK Financial Group Inc.	151,046	1,006,045
Celltrion Healthcare Co. Ltd.(a)(b)	21,455	1,199,319
Celltrion Inc.(b)	43,552	8,312,544
Cheil Worldwide Inc.	46,996	936,167
CJ CGV Co. Ltd.(a)	15,046	532,759
CJ CheilJedang Corp.	4,591	1,305,326
CJ Corp.	7,490	716,432
CJ ENM Co. Ltd.	7,456	1,478,703
CJ Logistics Corp.(b)	4,769	663,320
Com2uSCorp.(a)	7,391	830,843
Cosmax Inc.(a)	5,861	591,475
Coway Co. Ltd.	28,710	1,771,149
Daelim Industrial Co. Ltd.	16,076	1,072,157
Daesang Corp.	22,430	443,856
Daewoo Engineering & Construction Co. Ltd.(b)	109,019	432,900
DB Insurance Co. Ltd.	27,873	1,756,203
DGB Financial Group Inc.	86,636	714,649
Dong-A Socio Holdings Co. Ltd.	5,706	445,144
Dong-A ST Co. Ltd.	6,740	493,279
Dongkuk Steel Mill Co. Ltd.	61,021	378,587
Dongwon Industries Co. Ltd.	1,140	241,595
Doosan Heavy Industries & Construction Co. Ltd.(b)	41,534	399,103
Doosan Infracore Co. Ltd.(b)	90,409	610,898
Ecopro Co. Ltd.(a)(b)	18,474	639,550
E-MART Inc.	12,200	2,189,373
Eo Technics Co Ltd.	12,528	537,048
Fila Korea Ltd.	43,590	1,608,494
Gamevil Inc.(a)(b)	5,626	251,789
GemVax & Kael Co. Ltd.(b)	54,553	593,618
Genexine Co. Ltd.(b)	14,984	976,974
Grand Korea Leisure Co. Ltd.	33,407	652,280
Green Cross Corp./South Korea	6,422	673,449
Green Cross Holdings Corp.	29,868	543,865
GS Engineering & Construction Corp.	31,967	1,171,184
GS Holdings Corp.	26,692	1,136,029
GS Retail Co. Ltd.	17,884	563,411
Halla Holdings Corp.	13,541	486,005
Hana Financial Group Inc.	157,901	5,307,014
Hana Tour Service Inc.(a)	11,421	595,329
Handsome Co. Ltd.	24,835	793,290
Hanjin Kal Corp.(a)	39,011	660,710
Hankook Tire Co. Ltd.	39,257	1,426,212
Hanmi Pharm Co. Ltd.	3,798	1,298,162
Hanmi Science Co. Ltd.	9,685	566,881
Hanon Systems	122,059	1,172,872
Hanssem Co. Ltd.	7,704	330,253
Hanwha Aerospace Co. Ltd.(a)(b)	24,390	608,921
Hanwha Chemical Corp.	64,483	913,870
Hanwha Corp.	29,321	723,022

91

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Hanwha Life Insurance Co. Ltd.	193,937	$763,290
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	31,190	1,204,300
HLB Inc.(b)	19,774	1,502,723
Hotel Shilla Co. Ltd.	19,226	1,202,943
Huchems Fine Chemical Corp.	22,940	438,850
Hyosung Advanced Materials Corp.(b)	2,775	254,475
Hyosung Chemical Corp.(b)	3,023	344,864
Hyosung Heavy Industries Corp.(b)	7,132	265,052
Hyosung TNC Co. Ltd.(b)	2,489	381,142
Hyundai Construction Equipment Co. Ltd.(b)	5,087	332,125
Hyundai Department Store Co. Ltd.	9,511	723,622
Hyundai Electric & Energy System Co. Ltd.(a)(b)	4,970	205,421
Hyundai Elevator Co. Ltd.(a)	13,576	949,504
Hyundai Engineering & Construction Co. Ltd.	42,245	1,696,028
Hyundai Glovis Co. Ltd.	9,754	975,785
Hyundai Greenfood Co. Ltd.	64,532	699,373
Hyundai Heavy Industries Co. Ltd.(b)	20,519	2,241,776
Hyundai Heavy Industries Holdings Co. Ltd.(b)	5,369	1,679,653
Hyundai Home Shopping Network Corp.	7,121	609,898
Hyundai Livart Furniture Co. Ltd.	24,292	462,583
Hyundai Marine & Fire Insurance Co. Ltd.	35,725	1,310,434
Hyundai Merchant Marine Co. Ltd.(a)(b)	182,707	606,057
Hyundai Mipo Dockyard Co. Ltd.(b)	7,371	608,024
Hyundai Mobis Co. Ltd.	35,572	5,931,008
Hyundai Motor Co.	79,702	7,448,785
Hyundai Steel Co.	40,973	1,501,139
Hyundai Wia Corp.(a)	11,816	306,923
iMarketKorea Inc.	73,122	414,522
Industrial Bank of Korea	126,759	1,651,855
Interflex Co. Ltd.(a)(b)	23,649	219,981
iNtRON Biotechnology Inc.(b)	24,503	759,033
It’s Hanbul Co. Ltd.	8,853	190,725
JB Financial Group Co. Ltd.	213,645	1,029,276
JW Pharmaceutical Corp.	19,315	561,882
Kakao Corp.	28,185	2,265,584
Kangwon Land Inc.	66,458	1,673,770
KB Financial Group Inc.	205,703	8,556,292
KCC Corp.	5,369	1,163,743
KEPCO Plant Service & Engineering Co. Ltd.	16,508	398,377
Kia Motors Corp.	132,313	3,297,520
KIWOOM Securities Co. Ltd.(a)	10,386	688,116
Kolmar Korea Holdings Co. Ltd.(a)	14,296	361,932
Kolon Industries Inc.	11,279	496,868
Kolon Life Science Inc.(b)	9,722	525,537
Komipharm International Co. Ltd.(b)	40,527	757,514
Korea Aerospace Industries Ltd.(b)	41,993	1,066,822
Korea Electric Power Corp.	130,876	3,112,404
Korea Gas Corp.(b)	16,472	753,097
Korea Investment Holdings Co. Ltd.	25,789	1,342,010
Korea Kolmar Co. Ltd.	13,072	621,739
Korea Zinc Co. Ltd.	4,866	1,618,370
Korean Air Lines Co. Ltd.	27,108	652,990
Korean Reinsurance Co.	77,444	658,534
KT Skylife Co. Ltd.	40,683	442,692
KT&G Corp.	62,387	5,556,825
Kumho Petrochemical Co. Ltd.	10,710	809,206
Kumho Tire Co. Inc.(b)	99,094	436,534
L&F Co. Ltd.(a)	13,431	419,001
LF Corp.	38,547	740,801

Security	Shares	Value
South Korea (continued)
LG Chem Ltd.	24,595	$7,489,329
LG Corp.	49,352	2,871,342
LG Display Co. Ltd.	120,909	1,750,690
LG Electronics Inc.	54,634	3,034,823
LG Hausys Ltd.	7,897	332,637
LG Household & Health Care Ltd.	6,000	5,496,907
LG Innotek Co. Ltd.	8,779	955,286
LG International Corp.	31,281	429,597
Lotte Chemical Corp.	9,126	2,102,211
Lotte Chilsung Beverage Co. Ltd.	336	403,359
Lotte Confectionery Co. Ltd.	3,091	431,283
Lotte Corp.(b)	20,859	870,383
LOTTE Fine Chemical Co. Ltd.	13,532	483,901
Lotte Food Co. Ltd.	586	337,340
Lotte Shopping Co. Ltd.	6,248	1,060,935
LS Corp.	11,604	514,240
LS Industrial Systems Co. Ltd.	11,258	485,569
Mando Corp.	22,318	598,319
Medipost Co. Ltd.(b)	7,336	503,423
Medy-Tox Inc.	2,653	1,085,831
Meritz Fire & Marine Insurance Co. Ltd.	45,698	729,853
Mirae Asset Daewoo Co. Ltd.	239,193	1,349,665
Namyang Dairy Products Co. Ltd.	953	502,613
NAVER Corp.	74,348	7,470,358
NCSoft Corp.	9,433	3,555,328
Netmarble Corp.(a)(c)	15,068	1,480,949
Nexen Tire Corp.	37,116	266,103
NH Investment & Securities Co. Ltd.	95,205	1,015,086
NHN Entertainment Corp.(b)	14,141	568,966
NongShim Co. Ltd.	3,462	662,293
OCI Co. Ltd.	10,091	754,467
Orion Corp./Republic of Korea	12,948	1,080,562
Orion Holdings Corp.	26,785	367,852
Osstem Implant Co. Ltd.(b)	13,957	522,982
Paradise Co. Ltd.(a)	35,271	554,035
Poongsan Corp.	16,374	347,007
POSCO	40,454	9,158,994
Posco Daewoo Corp.	31,190	487,194
S-1 Corp.	10,767	911,777
Samsung Biologics Co. Ltd.(b)(c)	9,384	3,190,996
Samsung C&T Corp.	41,373	3,939,248
Samsung Card Co. Ltd.	14,225	420,053
Samsung Electro-Mechanics Co. Ltd.(a)	31,321	3,243,278
Samsung Electronics Co. Ltd.	2,522,369	93,851,473
Samsung Engineering Co. Ltd.(b)	98,250	1,573,483
Samsung Fire & Marine Insurance Co. Ltd.	16,246	3,970,437
Samsung Heavy Industries Co. Ltd.(b)	239,875	1,465,078
Samsung Life Insurance Co. Ltd.	37,176	3,001,353
Samsung SDI Co. Ltd.	29,747	6,147,531
Samsung SDS Co. Ltd.	20,109	3,396,940
Samsung Securities Co. Ltd.	43,836	1,029,014
Seah Besteel Corp.	18,086	257,113
Seegene Inc.(b)	41,534	670,638
Seoul Semiconductor Co. Ltd.	39,092	701,533
SFA Engineering Corp.	21,739	742,089
Shinhan Financial Group Co. Ltd.	223,424	8,342,496
Shinsegae Inc.	5,876	1,332,935
SillaJen Inc.(a)(b)	33,739	2,039,943
SK Chemicals Co. Ltd.(b)	9,753	516,942
SK Discovery Co. Ltd.	12,223	290,143

92

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
SK Holdings Co. Ltd.	17,182	$3,942,866
SK Hynix Inc.	305,823	18,302,952
SK Innovation Co. Ltd.	34,463	6,456,804
SK Networks Co. Ltd.	96,085	358,775
SK Telecom Co. Ltd.	10,382	2,441,644
SKC Co. Ltd.	18,146	527,875
SM Entertainment Co. Ltd.(a)(b)	31,984	1,232,151
S-Oil Corp.	23,503	2,557,476
Sungwoo Hitech Co. Ltd.	136,685	417,414
Tongyang Life Insurance Co. Ltd.	53,992	267,698
ViroMed Co. Ltd.(b)	9,323	1,524,176
Whanin Pharmaceutical Co. Ltd.(a)	53,904	804,149
Woori Bank	245,463	3,392,604
YG Entertainment Inc.(a)	32,273	1,043,623
Youngone Corp.	17,524	549,763
Youngone Holdings Co. Ltd.	11,690	629,868
Yuhan Corp.	6,625	973,794
Yungjin Pharmaceutical Co. Ltd.(b)	124,285	602,039

		385,892,831
Spain — 2.0%
Acciona SA(a)	18,169	1,535,332
Acerinox SA	97,660	1,091,930
ACS Actividades de Construccion y Servicios SA	141,622	5,312,987
Aena SME SA(c)	34,751	5,557,725
Almirall SA	49,917	905,500
Amadeus IT Group SA	231,270	18,652,032
Applus Services SA	109,097	1,485,820
Atresmedia Corp. de Medios de Comunicacion SA	91,169	514,636
Banco Bilbao Vizcaya Argentaria SA	3,439,590	19,037,947
Banco de Sabadell SA	3,044,158	4,018,297
Banco Santander SA	8,403,526	39,943,157
Bankia SA	721,843	2,272,899
Bankinter SA	391,299	3,211,708
CaixaBank SA	1,922,809	7,801,702
Cellnex Telecom SA(a)(c)	107,574	2,682,725
Cie. Automotive SA	59,059	1,565,852
Construcciones y Auxiliar de Ferrocarriles SA	22,476	845,485
Corp. Financiera Alba SA	27,431	1,319,375
Ebro Foods SA	53,709	1,055,225
Endesa SA	158,265	3,313,872
Euskaltel SA(c)	103,176	865,086
Faes Farma SA	341,626	1,437,999
Ferrovial SA	267,194	5,358,569
Fomento de Construcciones y Contratas SA(a)(b)	60,443	805,383
Global Dominion Access SA(a)(b)(c)	132,524	708,737
Grifols SA	160,806	4,589,647
Grupo Catalana Occidente SA	35,970	1,487,586
Iberdrola SA	3,108,350	22,033,096
Indra Sistemas SA(b)	96,989	959,918
Industria de Diseno Textil SA	573,303	16,194,046
Inmobiliaria Colonial SOCIMI SA	153,502	1,543,588
International Consolidated Airlines Group SA	450,043	3,477,661
Liberbank SA(b)	1,382,076	648,621
Mapfre SA	651,450	1,951,603
Mediaset Espana Comunicacion SA	124,239	846,303
Merlin Properties SOCIMI SA	237,202	2,977,878
Naturgy Energy Group SA	178,551	4,394,111
Prosegur Cia. de Seguridad SA	189,224	1,052,276
Red Electrica Corp. SA	227,648	4,720,237
Repsol SA	716,956	12,855,385

Security	Shares	Value
Spain (continued)
Siemens Gamesa Renewable Energy SA(a)(b)	154,814	$1,717,633
Talgo SA(b)(c)	110,262	560,321
Tecnicas Reunidas SA(a)	36,682	987,110
Telefonica SA	2,434,461	19,965,044
Viscofan SA	34,157	2,043,443
Zardoya Otis SA	169,755	1,163,662

		237,469,149
Sweden — 2.0%
AAK AB	140,177	2,116,527
AF AB, Class B	58,158	1,249,102
Alfa Laval AB	160,971	4,115,991
Arjo AB, Class B	139,126	473,409
Assa Abloy AB, Class B	513,501	10,253,502
Atlas Copco AB, Class A	351,055	8,703,684
Atlas Copco AB, Class B	200,787	4,607,927
Axfood AB	71,537	1,277,768
Betsson AB	77,559	674,633
BillerudKorsnas AB(a)	100,270	1,190,334
Boliden AB	152,144	3,481,615
Bonava AB, Class B	66,174	748,645
Castellum AB	155,639	2,688,011
Clas Ohlson AB, Class B	60,752	512,155
Com Hem Holding AB	128,086	2,001,234
Dometic Group AB(c)	188,710	1,321,426
Electrolux AB, Series B	118,826	2,472,806
Elekta AB, Class B	205,271	2,606,398
Epiroc AB, Class A(b)	348,328	3,062,643
Epiroc AB, Class B(b)	220,931	1,823,345
Essity AB, Class B	309,960	7,084,548
Evolution Gaming Group AB(c)	17,576	1,324,012
Fabege AB	175,694	2,247,189
Fastighets AB Balder, Class B(b)	73,565	1,849,649
Getinge AB, Class B	122,093	1,200,932
Hemfosa Fastigheter AB	116,582	1,442,654
Hennes & Mauritz AB, Class B	461,997	8,175,695
Hexagon AB, Class B	136,994	6,724,018
Hexpol AB	156,101	1,446,629
Holmen AB, Class B	64,179	1,472,514
Hufvudstaden AB, Class A	79,958	1,183,662
Husqvarna AB, Class B	220,440	1,667,102
ICA Gruppen AB(a)	40,600	1,438,815
Industrivarden AB, Class C	105,131	2,187,809
Indutrade AB	64,339	1,545,876
Intrum AB(a)	53,647	1,369,980
Investor AB, Class B	229,493	9,960,926
JM AB(a)	53,970	1,027,176
Kindred Group PLC	150,048	1,602,644
Kinnevik AB, Class B	145,675	4,046,838
Kungsleden AB	204,949	1,436,260
L E Lundbergforetagen AB, Class B	43,074	1,330,908
Lindab International AB	90,009	630,281
Loomis AB, Class B	45,911	1,421,580
Lundin Petroleum AB	105,414	3,222,499
Mekonomen AB(a)	31,218	365,474
Mekonomen AB, New(a)(b)	15,350	179,705
Millicom International Cellular SA, SDR	43,963	2,486,829
Modern Times Group MTG AB, Class B	44,315	1,639,806
Mycronic AB(a)	53,835	675,610
NCC AB, Class B	62,924	939,760
NetEnt AB	133,432	686,161

93

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Nibe Industrier AB, Class B	240,224	$2,512,184
Nobia AB	124,171	791,378
Nolato AB, Class B	17,328	799,124
Peab AB	112,530	992,365
Ratos AB, Class B	137,436	371,721
Saab AB, Class B	37,325	1,464,462
Sandvik AB	586,868	9,304,154
Securitas AB, Class B	171,578	2,946,395
Skandinaviska Enskilda Banken AB, Class A	810,128	8,399,371
Skanska AB, Class B	199,545	3,145,011
SKF AB, Class B	188,301	3,028,573
SSAB AB, Class A	172,760	690,874
SSAB AB, Class B	251,834	818,074
Svenska Cellulosa AB SCA, Class B	326,081	3,090,379
Svenska Handelsbanken AB, Class A	758,245	8,258,007
Swedbank AB, Class A	446,932	10,078,305
Swedish Match AB	102,980	5,253,955
Swedish Orphan Biovitrum AB(b)	106,885	2,184,549
Tele2 AB, Class B	198,635	2,260,254
Telefonaktiebolaget LM Ericsson, Class B	1,635,092	14,272,639
Telia Co. AB	1,436,919	6,486,786
Thule Group AB(c)	86,083	1,707,589
Trelleborg AB, Class B	132,655	2,399,189
Volvo AB, Class B	799,530	11,967,100
Wallenstam AB, Class B	160,962	1,452,052
Wihlborgs Fastigheter AB	129,501	1,465,648

		235,534,834
Switzerland — 5.6%
ABB Ltd., Registered	940,683	18,983,860
Adecco Group AG, Registered	82,779	4,060,360
Allreal Holding AG, Registered	10,063	1,546,615
Ascom Holding AG, Registered	60,430	966,015
Baloise Holding AG, Registered	23,858	3,420,145
Banque Cantonale Vaudoise, Registered	1,485	1,111,646
Barry Callebaut AG, Registered	1,233	2,413,537
Basilea Pharmaceutica AG, Registered(a)(b)	16,199	783,298
BKW AG	22,533	1,431,413
Bucher Industries AG, Registered	6,601	1,824,315
Burckhardt Compression Holding AG	3,010	999,443
Cembra Money Bank AG	21,512	1,807,102
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	581	4,014,266
Chocoladefabriken Lindt & Spruengli AG, Registered	57	4,555,920
Cie. Financiere Richemont SA, Registered	273,165	20,014,177
Clariant AG, Registered	126,557	2,731,437
Coca-Cola HBC AG	101,644	3,000,126
Credit Suisse Group AG, Registered	1,306,571	17,171,556
dormakaba Holding AG(a)	2,213	1,599,414
Dufry AG, Registered(a)	19,371	2,186,676
EFG International AG	88,070	622,505
Emmi AG, Registered	1,489	1,083,555
EMS-Chemie Holding AG, Registered	6,531	3,603,445
Flughafen Zurich AG, Registered	11,021	2,182,506
Forbo Holding AG, Registered	697	1,024,817
Galenica AG(c)	32,140	1,725,380
GAM Holding AG	95,283	554,136
Geberit AG, Registered	18,839	7,384,648
Georg Fischer AG, Registered	3,166	2,950,716
Givaudan SA, Registered	4,645	11,285,794
Helvetia Holding AG, Registered	3,956	2,426,535

Security	Shares	Value
Switzerland (continued)
Huber & Suhner AG, Registered	19,404	$1,331,023
Idorsia Ltd.(a)(b)	58,258	1,129,947
Implenia AG, Registered	16,080	895,198
Julius Baer Group Ltd.	117,207	5,364,559
Komax Holding AG, Registered	4,381	1,202,064
Kudelski SA, Bearer(a)	65,427	461,157
Kuehne + Nagel International AG, Registered	26,108	3,636,277
LafargeHolcim Ltd., Registered	257,006	11,919,008
Leonteq AG(a)(b)	7,863	371,771
Logitech International SA, Registered	91,694	3,397,391
Lonza Group AG, Registered	41,021	12,915,151
Meyer Burger Technology AG(a)(b)	448,862	235,609
Mobilezone Holding AG, Registered	172,637	1,918,761
Mobimo Holding AG, Registered	8,215	1,833,450
Nestle SA, Registered	1,621,900	137,246,374
Novartis AG, Registered	1,130,712	99,188,813
OC Oerlikon Corp. AG, Registered	124,088	1,479,088
Oriflame Holding AG	26,312	622,411
Panalpina Welttransport Holding AG, Registered(a)	8,573	1,048,294
Pargesa Holding SA, Bearer	21,403	1,573,468
Partners Group Holding AG	9,050	6,455,289
PSP Swiss Property AG, Registered	20,779	2,008,905
Roche Holding AG, NVS	366,290	89,251,098
Schindler Holding AG, Participation Certificates, NVS	17,243	3,640,932
Schindler Holding AG, Registered	16,196	3,368,330
Schmolz + Bickenbach AG, Registered(b)	758,740	557,420
Schweiter Technologies AG, Bearer	844	959,873
SGS SA, Registered	2,639	6,275,463
Siegfried Holding AG, Registered	3,893	1,563,547
Sika AG, Registered	68,988	8,860,970
Sonova Holding AG, Registered	28,902	4,727,929
St Galler Kantonalbank AG, Class A, Registered	2,510	1,237,658
Straumann Holding AG, Registered	5,667	3,873,211
Sulzer AG, Registered	12,242	1,231,624
Sunrise Communications Group AG(c)	21,342	1,881,932
Swatch Group AG (The), Bearer	15,862	5,374,063
Swatch Group AG (The), Registered	34,557	2,310,327
Swiss Life Holding AG, Registered	18,367	6,942,175
Swiss Prime Site AG, Registered	40,008	3,253,459
Swiss Re AG	152,520	13,791,847
Swisscom AG, Registered	11,536	5,291,491
Swissquote Group Holding SA, Registered	11,664	607,609
Tecan Group AG, Registered	9,307	2,102,148
Temenos AG, Registered	34,682	4,775,283
u-blox Holding AG(a)	5,813	729,298
UBS Group AG, Registered	1,965,090	27,525,716
Valiant Holding AG, Registered	12,952	1,465,292
VAT Group AG(c)	15,523	1,561,713
Vifor Pharma AG	24,947	3,609,738
Vontobel Holding AG, Registered	19,861	1,234,032
Zurich Insurance Group AG	76,464	23,808,057

		657,511,601
Taiwan — 3.0%
Accton Technology Corp.	280,000	770,966
Acer Inc.	1,733,148	1,215,438
Advantech Co. Ltd.	205,608	1,415,328
Airtac International Group	69,496	598,542
AmTRAN Technology Co. Ltd.(b)	965,000	367,999
ASE Technology Holding Co. Ltd.	1,859,958	3,750,812
Asia Cement Corp.	2,192,329	2,320,356

94

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Asustek Computer Inc.	320,000	$2,368,226
AU Optronics Corp.	4,516,000	1,780,538
BES Engineering Corp.	4,704,000	1,065,670
Capital Securities Corp.	2,651,450	791,759
Catcher Technology Co. Ltd.	352,000	3,543,548
Cathay Financial Holding Co. Ltd.	4,110,629	6,509,415
Chailease Holding Co. Ltd.	611,327	1,742,528
Chang Hwa Commercial Bank Ltd.	3,304,049	1,873,964
Cheng Loong Corp.	1,328,000	847,623
Cheng Shin Rubber Industry Co. Ltd.	919,500	1,294,129
Cheng Uei Precision Industry Co. Ltd.	427,000	293,931
Chicony Electronics Co. Ltd.	411,137	822,460
Chilisin Electronics Corp.	120,919	291,131
China Airlines Ltd.	2,138,000	632,908
China Bills Finance Corp.	2,522,000	1,075,862
China Development Financial Holding Corp.	9,579,000	3,074,022
China Life Insurance Co. Ltd./Taiwan	1,254,167	1,191,627
China Man-Made Fiber Corp.	3,867,442	1,224,863
China Petrochemical Development Corp.(b)	1,618,050	590,892
China Steel Chemical Corp.	165,000	669,214
China Steel Corp.	5,653,575	4,458,108
Chin-Poon Industrial Co. Ltd.	399,000	444,866
Chipbond Technology Corp.	491,000	901,296
Chroma ATE Inc.	246,000	862,586
Chunghwa Telecom Co. Ltd.	1,699,000	6,012,361
CMC Magnetics Corp.(b)	2,260,044	402,445
Compal Electronics Inc.	3,341,000	1,840,935
Compeq Manufacturing Co. Ltd.	811,000	518,948
Coretronic Corp.	433,000	594,723
CTBC Financial Holding Co. Ltd.	9,579,980	6,393,258
CTCI Corp.	569,000	802,665
Delta Electronics Inc.	1,100,000	4,621,401
E Ink Holdings Inc.	614,000	484,168
E.Sun Financial Holding Co. Ltd.	4,831,685	3,201,032
Eclat Textile Co. Ltd.	98,365	1,168,249
Elan Microelectronics Corp.	357,000	663,397
Epistar Corp.	609,000	550,094
Eternal Materials Co. Ltd.	1,073,635	799,770
Eva Airways Corp.	1,376,184	629,319
Everlight Electronics Co. Ltd.	599,000	514,927
Far Eastern Department Stores Ltd.	1,195,702	597,020
Far Eastern International Bank	2,420,159	774,313
Far Eastern New Century Corp.	2,552,071	2,560,896
Far EasTone Telecommunications Co. Ltd.	682,000	1,624,387
Faraday Technology Corp.	315,400	326,174
Feng Hsin Steel Co. Ltd.	419,000	793,504
Feng TAY Enterprise Co. Ltd.	191,628	1,151,886
Firich Enterprises Co. Ltd.	359,061	404,398
First Financial Holding Co. Ltd.	3,654,847	2,309,157
FLEXium Interconnect Inc.	254,987	640,290
Formosa Chemicals & Fibre Corp.	1,804,660	6,532,073
Formosa Petrochemical Corp.	624,000	2,460,266
Formosa Plastics Corp.	2,324,040	7,585,820
Foxconn Technology Co. Ltd.	612,287	1,298,065
Fubon Financial Holding Co. Ltd.	2,996,000	4,691,084
Giant Manufacturing Co. Ltd.	199,000	758,879
Gigabyte Technology Co. Ltd.	379,000	495,445
Globalwafers Co. Ltd.	134,000	1,063,148
Gloria Material Technology Corp.	961,408	518,874
Goldsun Building Materials Co. Ltd.	2,594,000	684,066

Security	Shares	Value
Taiwan (continued)
Grand Pacific Petrochemical	631,000	$425,180
Great Wall Enterprise Co. Ltd.	539,370	524,676
Highwealth Construction Corp.	838,670	1,229,153
Hiwin Technologies Corp.	121,109	782,788
Hon Hai Precision Industry Co. Ltd.	6,748,769	17,186,536
Hotai Motor Co. Ltd.	169,000	1,166,063
HTC Corp.(b)	545,000	591,798
Hua Nan Financial Holdings Co. Ltd.	3,742,028	2,110,280
Huaku Development Co. Ltd.	390,000	790,260
Innolux Corp.	4,517,414	1,367,940
International CSRC Investment Holdings Co.	846,072	946,065
Inventec Corp.	1,425,000	1,149,008
Kenda Rubber Industrial Co. Ltd.	745,322	712,973
Kerry TJ Logistics Co. Ltd.	372,000	438,807
King Yuan Electronics Co. Ltd.	2,509,000	1,463,577
King’s Town Bank Co. Ltd.	783,000	747,751
Kinsus Interconnect Technology Corp.	243,000	317,660
Largan Precision Co. Ltd.	54,000	5,846,233
LCY Chemical Corp.	588,000	986,239
Lite-On Technology Corp.	1,198,074	1,374,515
Macronix International	1,169,525	648,203
Makalot Industrial Co. Ltd.	141,712	760,243
MediaTek Inc.	795,970	5,852,153
Mega Financial Holding Co. Ltd.	6,757,941	5,711,151
Merida Industry Co. Ltd.	153,350	537,714
Microbio Co. Ltd.(b)	1,267,689	684,174
Micro-Star International Co. Ltd.	406,000	896,157
Mitac Holdings Corp.	1,244,130	1,009,200
Nan Ya Plastics Corp.	2,494,300	6,198,871
Nanya Technology Corp.	639,000	1,061,455
Nien Made Enterprise Co. Ltd.	103,000	635,782
Novatek Microelectronics Corp.	416,000	1,835,116
OBI Pharma Inc.(b)	165,000	645,219
Oriental Union Chemical Corp.	483,000	437,062
PChome Online Inc.(b)	79,341	361,538
Pegatron Corp.	976,000	1,775,807
Phison Electronics Corp.	121,000	793,814
Pou Chen Corp.	1,124,000	1,138,784
Powertech Technology Inc.	486,000	1,061,746
President Chain Store Corp.	320,000	3,609,217
Prince Housing & Development Corp.	1,481,521	483,578
Qisda Corp.	1,597,000	905,774
Quanta Computer Inc.	1,258,000	1,986,016
Radiant Opto-Electronics Corp.	290,060	758,357
Radium Life Tech Co. Ltd.(b)	2,375,686	1,166,998
Realtek Semiconductor Corp.	298,020	1,194,276
Ruentex Development Co. Ltd.	541,983	749,665
Ruentex Industries Ltd.	351,769	881,043
Shin Kong Financial Holding Co. Ltd.	6,659,477	2,184,458
Shin Zu Shing Co. Ltd.	152,000	371,367
Shinkong Synthetic Fibers Corp.	2,842,000	959,794
Simplo Technology Co. Ltd.	119,200	691,478
Sino-American Silicon Products Inc.	355,000	660,828
SinoPac Financial Holdings Co. Ltd.	5,991,968	2,033,276
St. Shine Optical Co. Ltd.	34,000	604,337
Standard Foods Corp.	489,422	734,695
Synnex Technology International Corp.	819,600	882,031
Taichung Commercial Bank Co. Ltd.	4,879,034	1,608,317
TaiMed Biologics Inc.(b)	128,000	798,371
Tainan Spinning Co. Ltd.	1,512,816	594,019

95

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Taishin Financial Holding Co. Ltd.	5,689,257	$2,528,109
Taiwan Business Bank	3,548,033	1,169,568
Taiwan Cement Corp.	2,579,300	2,892,470
Taiwan Cooperative Financial Holding Co. Ltd.	4,928,148	2,771,217
Taiwan Hon Chuan Enterprise Co. Ltd.	411,696	634,648
Taiwan Mobile Co. Ltd.	658,000	2,349,772
Taiwan Secom Co. Ltd.	236,105	671,468
Taiwan Semiconductor Manufacturing Co. Ltd.	12,927,000	97,757,748
Tatung Co. Ltd.(b)	1,120,000	1,303,041
Teco Electric and Machinery Co. Ltd.	1,454,000	834,066
Tong Hsing Electronic Industries Ltd.	155,000	460,847
Transcend Information Inc.	494,000	1,031,329
Tripod Technology Corp.	303,000	731,477
TSRC Corp.	647,100	596,010
TTY Biopharm Co. Ltd.	196,965	514,325
Tung Ho Steel Enterprise Corp.	840,000	568,723
TXC Corp.	970,000	968,652
Unimicron Technology Corp.	956,000	464,978
Uni-President Enterprises Corp.	2,543,292	6,156,241
United Microelectronics Corp.	6,451,000	2,460,065
USI Corp.	1,049,258	400,131
Vanguard International Semiconductor Corp.	562,000	1,035,258
Walsin Lihwa Corp.	1,766,000	876,066
Walsin Technology Corp.	188,000	792,877
Waterland Financial Holdings Co. Ltd.	2,767,835	898,967
Win Semiconductors Corp.	212,953	653,800
Winbond Electronics Corp.	2,133,502	923,922
Wistron Corp.	1,483,227	905,956
Wistron NeWeb Corp.	229,860	534,852
WPG Holdings Ltd.	895,360	1,063,390
Yageo Corp.	138,068	1,407,764
YFY Inc.	1,700,000	615,325
Yuanta Financial Holding Co. Ltd.	5,296,238	2,567,417
Yulon Motor Co. Ltd.	1,125,000	656,247
Yungtay Engineering Co. Ltd.	326,000	594,202
Zhen Ding Technology Holding Ltd.	340,050	776,962

		352,885,520
Thailand — 0.6%
Advanced Info Service PCL, NVDR	624,700	3,693,551
Airports of Thailand PCL, NVDR	2,471,000	4,770,558
Bangchak Corp. PCL, NVDR	878,900	874,923
Bangkok Bank PCL, Foreign	174,000	1,112,760
Bangkok Dusit Medical Services PCL, NVDR	2,493,200	1,842,637
Bangkok Expressway & Metro PCL, NVDR	7,813,900	2,003,564
Banpu PCL, NVDR	1,664,700	873,779
BEC World PCL, NVDR(a)(b)	1,136,600	209,148
Berli Jucker PCL, NVDR	913,300	1,535,942
BTS Group Holdings PCL, NVDR	9,195,800	2,538,207
Bumrungrad Hospital PCL, NVDR	229,900	1,338,483
Central Pattana PCL, NVDR	1,121,900	2,673,608
Charoen Pokphand Foods PCL, NVDR	2,160,100	1,645,325
CP ALL PCL, NVDR	2,792,500	5,665,026
Delta Electronics Thailand PCL, NVDR	394,600	821,339
Esso Thailand PCL, NVDR	1,326,000	580,000
Glow Energy PCL, NVDR	651,700	1,646,452
Indorama Ventures PCL, NVDR	1,241,100	2,031,061
IRPC PCL, NVDR	7,087,700	1,304,222
Jasmine International PCL, NVDR(a)	4,601,000	714,786
Kasikornbank PCL, Foreign	616,700	3,711,362
Kasikornbank PCL, NVDR(a)	155,300	934,611

Security	Shares	Value
Thailand (continued)
Kiatnakin Bank PCL, NVDR	490,300	$1,053,812
Krung Thai Bank PCL, NVDR	2,176,800	1,319,870
Minor International PCL, NVDR	1,531,800	1,686,597
PTT Exploration & Production PCL, NVDR	959,561	4,037,972
PTT Global Chemical PCL, NVDR	1,338,800	3,119,828
PTT PCL, NVDR	5,728,400	8,812,923
Siam Cement PCL (The), NVDR	229,300	2,891,324
Siam Commercial Bank PCL (The), NVDR	997,600	4,137,858
Thai Airways International PCL, NVDR(a)(b)	666,900	261,530
Thai Oil PCL, NVDR	685,000	1,751,244
Thanachart Capital PCL, NVDR	593,500	944,408
Tisco Financial Group PCL, NVDR	301,400	715,996
True Corp. PCL, NVDR	8,196,645	1,458,830
TTW PCL, NVDR	3,054,900	1,133,492

		75,847,028
Turkey — 0.2%
Akbank T.A.S	1,170,960	1,381,337
Anadolu Efes Biracilik Ve Malt Sanayii AS	158,552	531,685
Arcelik AS(a)	151,450	419,756
Aselsan Elektronik Sanayi Ve Ticaret AS	213,949	964,494
BIM Birlesik Magazalar AS	133,074	1,885,688
Coca-Cola Icecek AS	59,828	294,266
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,491,249	444,450
Eregli Demir ve Celik Fabrikalari TAS	925,503	1,496,450
Ford Otomotiv Sanayi AS	86,248	923,542
Haci Omer Sabanci Holding AS	507,764	645,205
KOC Holding AS	399,953	1,112,071
TAV Havalimanlari Holding AS	149,957	622,490
Tupras Turkiye Petrol Rafinerileri AS	69,126	1,624,738
Turk Hava Yollari AO(b)	409,673	1,027,235
Turkcell Iletisim Hizmetleri AS	725,836	1,470,248
Turkiye Garanti Bankasi AS	1,250,164	1,559,554
Turkiye Halk Bankasi AS(a)	452,811	498,607
Turkiye Is Bankasi AS, Class C	1,035,135	737,099
Turkiye Sinai Kalkinma Bankasi AS	1,850,174	234,437
Turkiye Sise ve Cam Fabrikalari AS	612,408	516,961
Turkiye Vakiflar Bankasi TAO, Class D	482,382	294,424
Ulker Biskuvi Sanayi AS(b)	148,729	392,307
Yapi ve Kredi Bankasi AS(b)	1,013,324	292,968

		19,370,012
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	1,185,234	2,610,477
Aldar Properties PJSC	2,151,828	1,013,493
Amlak Finance PJSC(b)	1,973,319	306,762
Arabtec Holding PJSC	632,802	346,283
DP World Ltd.	92,422	1,662,672
Dubai Islamic Bank PJSC	1,029,359	1,474,076
Emaar Malls PJSC	1,510,445	752,529
Emaar Properties PJSC	1,899,561	2,637,489
Emirates Telecommunications Group Co. PJSC	950,912	4,504,606
First Abu Dhabi Bank PJSC	875,679	3,294,733

		18,603,120
United Kingdom — 12.2%
3i Group PLC	520,796	5,843,954
AA PLC	380,054	486,099
Abcam PLC	118,455	1,816,270
Admiral Group PLC	114,905	2,955,483
Aggreko PLC	144,084	1,580,342
Allied Minds PLC(b)	240,670	182,972

96

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Anglo American PLC	594,962	$12,735,078
Antofagasta PLC	214,433	2,150,287
Arrow Global Group PLC	172,745	422,026
Ascential PLC	275,412	1,325,988
Ashmore Group PLC	207,744	934,897
Ashtead Group PLC	265,913	6,576,252
ASOS PLC(b)	30,699	2,140,151
Associated British Foods PLC	182,646	5,568,348
AstraZeneca PLC	662,678	50,719,516
Auto Trader Group PLC(c)	506,215	2,649,358
AVEVA Group PLC	45,146	1,510,201
Aviva PLC	2,019,817	11,058,815
B&M European Value Retail SA	491,245	2,616,204
Babcock International Group PLC	133,198	1,040,224
BAE Systems PLC	1,638,845	11,010,428
Balfour Beatty PLC	426,504	1,433,804
Bank of Georgia Group PLC	24,688	491,914
Barclays PLC	8,795,275	19,385,823
Barratt Developments PLC	539,704	3,544,578
BBA Aviation PLC	661,111	2,029,052
Beazley PLC	313,390	2,112,289
Bellway PLC	68,873	2,526,550
Berkeley Group Holdings PLC	69,061	3,089,376
BHP Billiton PLC	1,095,714	21,874,351
Big Yellow Group PLC	108,046	1,190,731
Blue Prism Group PLC(a)(b)	37,899	839,697
Bodycote PLC	113,106	1,149,666
boohoo Group PLC(b)	454,944	1,237,597
Bovis Homes Group PLC	88,005	1,089,624
BP PLC	10,264,731	74,405,679
Brewin Dolphin Holdings PLC	276,257	1,162,034
British American Tobacco PLC	1,203,064	52,165,373
British Land Co. PLC (The)	471,545	3,566,897
Britvic PLC	154,126	1,557,751
BT Group PLC	4,414,111	13,567,328
BTG PLC(b)	208,152	1,468,133
Bunzl PLC	166,924	4,929,064
Burberry Group PLC	220,539	5,103,282
Burford Capital Ltd.	116,643	2,471,092
Cairn Energy PLC(b)	441,978	1,115,356
Capita PLC(b)	948,801	1,559,663
Capital & Counties Properties PLC	409,977	1,311,191
Card Factory PLC	285,938	673,353
Carnival PLC	98,271	5,352,867
Centamin PLC	829,054	1,054,027
Centrica PLC	2,873,422	5,404,468
Chemring Group PLC	312,650	728,667
Cineworld Group PLC	556,824	2,096,025
Close Brothers Group PLC	74,885	1,408,472
Cobham PLC(b)	1,277,276	1,756,890
Coca-Cola European Partners PLC, NVS	114,792	5,221,888
Compass Group PLC	792,555	15,595,376
ConvaTec Group PLC(c)	731,629	1,514,439
Countryside Properties PLC(c)	322,011	1,232,702
Crest Nicholson Holdings PLC	204,109	888,807
Croda International PLC	68,012	4,188,691
CVS Group PLC	45,367	486,639
CYBG PLC(a)	745,954	2,562,047
Daily Mail & General Trust PLC, Class A, NVS	155,868	1,393,126
Dairy Crest Group PLC(a)	162,763	994,514

Security	Shares	Value
United Kingdom (continued)
DCC PLC	51,819	$4,446,116
De La Rue PLC	117,555	718,735
Dechra Pharmaceuticals PLC	59,221	1,729,807
Derwent London PLC	56,270	2,105,921
Diageo PLC	1,274,733	44,115,763
Dialog Semiconductor PLC(b)	51,268	1,353,478
Dignity PLC	36,447	465,003
Diploma PLC	88,067	1,479,737
Direct Line Insurance Group PLC	673,931	2,837,374
Dixons Carphone PLC	552,607	1,196,475
Domino’s Pizza Group PLC	311,311	1,126,904
Drax Group PLC	263,184	1,350,513
DS Smith PLC	887,864	4,457,324
Dunelm Group PLC	83,516	636,540
easyJet PLC	97,098	1,488,803
EI Group PLC(b)	454,082	964,297
Electrocomponents PLC	247,438	1,959,583
Elementis PLC	387,974	1,016,254
Entertainment One Ltd.	221,142	1,155,687
Essentra PLC	174,983	854,093
esure Group PLC	237,155	844,833
Evraz PLC	194,876	1,352,085
Experian PLC	467,280	10,762,129
Faroe Petroleum PLC(b)	619,245	1,172,618
Ferguson PLC	117,697	7,944,960
Ferrexpo PLC	195,896	522,889
Fevertree Drinks PLC	69,125	2,456,303
FirstGroup PLC(b)	684,365	747,652
Fresnillo PLC	117,629	1,275,449
G4S PLC	783,741	2,153,063
Galliford Try PLC	74,810	835,443
Genus PLC	52,396	1,482,250
Georgia Capital PLC(b)	41,122	614,760
GlaxoSmithKline PLC	2,576,624	49,752,937
Glencore PLC	6,084,357	24,788,305
Go-Ahead Group PLC (The)	38,941	764,265
Gocompare.Com Group PLC	646,361	686,312
Grainger PLC	386,777	1,339,293
Great Portland Estates PLC	160,899	1,434,392
Greencore Group PLC	462,717	1,118,619
Greene King PLC	167,890	1,035,280
Greggs PLC	86,644	1,285,335
GVC Holdings PLC	306,956	3,675,035
Halfords Group PLC	169,787	669,059
Halma PLC	220,323	3,738,554
Hammerson PLC	401,860	2,251,594
Hansteen Holdings PLC	308,571	379,294
Hargreaves Lansdown PLC	156,354	3,731,914
Hays PLC	807,796	1,695,840
Helical PLC	165,364	657,124
Hikma Pharmaceuticals PLC(a)	80,465	1,955,010
Hill & Smith Holdings PLC	55,572	703,325
Hiscox Ltd.	167,208	3,478,221
Hochschild Mining PLC	205,842	414,511
HomeServe PLC	175,018	2,127,832
Hostelworld Group PLC(c)	143,053	359,723
Howden Joinery Group PLC	348,844	2,090,944
HSBC Holdings PLC	10,313,207	84,982,957
Hunting PLC	107,832	930,030
IG Group Holdings PLC	197,769	1,527,567

97

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
IMI PLC	151,871	$1,929,858
Imperial Brands PLC	495,513	16,797,244
Inchcape PLC	232,368	1,606,273
Indivior PLC(b)	412,513	992,771
Informa PLC	650,387	5,930,242
Inmarsat PLC	258,859	1,508,583
InterContinental Hotels Group PLC	97,275	5,108,446
Intermediate Capital Group PLC	166,535	2,025,761
International Personal Finance PLC	276,259	627,969
Intertek Group PLC	82,382	4,934,756
Intu Properties PLC	468,498	1,173,900
Investec PLC	345,680	2,137,791
IQE PLC(a)(b)	493,581	570,759
ITE Group PLC	1,263,963	920,566
ITV PLC	1,924,877	3,663,441
IWG PLC	373,567	1,097,848
J D Wetherspoon PLC	90,575	1,429,292
J Sainsbury PLC	932,304	3,707,173
JD Sports Fashion PLC	264,256	1,378,637
John Wood Group PLC	375,141	3,423,419
Johnson Matthey PLC	99,590	3,783,174
JPJ Group PLC(b)	105,161	826,372
Jupiter Fund Management PLC	219,752	946,256
Just Eat PLC(b)	296,592	2,302,623
Just Group PLC	627,686	711,798
KAZ Minerals PLC	144,419	957,348
KCOM Group PLC	927,566	1,091,566
Keller Group PLC	82,074	679,558
Keywords Studios PLC(a)	37,096	649,372
Kier Group PLC(a)	86,671	970,670
Kingfisher PLC	1,102,559	3,588,199
Lancashire Holdings Ltd.	126,795	958,302
Land Securities Group PLC	356,442	3,885,845
Legal & General Group PLC	2,815,595	9,048,027
Lloyds Banking Group PLC	36,694,276	26,828,223
London Stock Exchange Group PLC	162,859	8,979,213
LondonMetric Property PLC	672,221	1,548,651
Lookers PLC	430,471	525,283
Majestic Wine PLC	150,153	751,124
Man Group PLC	874,192	1,736,374
Marks & Spencer Group PLC	816,914	3,089,682
Marston’s PLC	774,672	983,898
McCarthy & Stone PLC(c)	330,449	570,012
Mediclinic International PLC	204,762	985,054
Meggitt PLC	404,220	2,736,374
Melrose Industries PLC	2,680,025	5,775,252
Merlin Entertainments PLC(c)	380,670	1,572,048
Metro Bank PLC(a)(b)	52,676	1,496,902
Micro Focus International PLC	234,378	3,649,120
Mitchells & Butlers PLC	169,939	564,563
Mitie Group PLC	334,869	621,708
Mondi PLC	170,892	4,027,598
Moneysupermarket.com Group PLC	303,953	1,139,106
Morgan Advanced Materials PLC	286,358	1,009,867
National Express Group PLC	268,873	1,374,896
National Grid PLC	1,692,398	17,931,124
NCC Group PLC	201,613	506,463
NEX Group PLC	178,243	2,587,239
Next PLC	75,332	5,009,132
NMC Health PLC	79,566	3,590,823

Security	Shares	Value
United Kingdom (continued)
Northgate PLC	160,451	$772,501
Nostrum Oil & Gas PLC(b)	79,752	209,920
Ocado Group PLC(b)	302,878	3,309,643
On the Beach Group PLC(c)	113,517	621,523
Oxford Instruments PLC	62,090	745,753
Pagegroup PLC	210,584	1,350,749
Paragon Banking Group PLC	211,126	1,148,125
Pearson PLC	403,530	4,633,274
Pennon Group PLC	224,361	2,139,185
Persimmon PLC	167,622	4,913,265
Petra Diamonds Ltd.(a)(b)	879,654	439,925
Petrofac Ltd.	149,230	1,102,503
Phoenix Group Holdings	307,894	2,370,304
Playtech PLC	180,324	1,103,659
Plus500 Ltd.	62,981	1,089,617
Polypipe Group PLC	191,194	906,346
Premier Foods PLC(a)(b)	1,128,897	549,573
Premier Oil PLC(b)	554,672	765,430
Provident Financial PLC(b)	138,011	900,057
Prudential PLC	1,311,010	26,308,111
Purplebricks Group PLC(a)(b)	171,068	388,420
QinetiQ Group PLC	397,293	1,409,719
Quilter PLC(c)	1,018,015	1,506,550
Randgold Resources Ltd.	49,630	3,900,005
Rathbone Brothers PLC	36,728	1,080,310
Reckitt Benckiser Group PLC	349,912	28,314,836
Redrow PLC	162,313	1,096,084
RELX PLC	1,026,073	20,321,496
Renewi PLC	750,815	492,148
Renishaw PLC	27,050	1,456,490
Rentokil Initial PLC	961,724	3,885,600
Restaurant Group PLC (The)	140,016	431,520
Rightmove PLC	568,223	3,282,820
Rio Tinto PLC	595,258	28,929,064
Rolls-Royce Holdings PLC	874,954	9,379,786
Rotork PLC	495,132	1,896,699
Royal Bank of Scotland Group PLC	2,461,780	7,436,052
Royal Dutch Shell PLC, Class A	2,331,506	74,491,913
Royal Dutch Shell PLC, Class B	2,005,399	65,725,499
Royal Mail PLC	476,877	2,187,492
RPC Group PLC	222,221	2,165,348
RPS Group PLC	245,514	491,890
RSA Insurance Group PLC	520,884	3,756,417
Saga PLC	613,142	933,079
Sage Group PLC (The)	555,175	3,861,835
Savills PLC	107,388	994,808
Schroders PLC	53,790	1,841,968
Segro PLC	508,826	3,995,835
Senior PLC	316,284	1,103,280
Serco Group PLC(a)(b)	687,468	844,154
Severn Trent PLC	120,146	2,860,012
Shaftesbury PLC	96,901	1,110,622
Shire PLC	480,111	28,713,070
SIG PLC	440,303	631,234
Sirius Minerals PLC(a)(b)	2,834,236	834,381
Smith & Nephew PLC	436,362	7,100,544
Smiths Group PLC	198,452	3,543,668
Soco International PLC	288,453	309,599
Sophos Group PLC(c)	209,008	1,169,188
Spectris PLC	64,514	1,767,358

98

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Spirax-Sarco Engineering PLC	43,022	$3,556,646
Spire Healthcare Group PLC(a)(c)	215,866	323,816
Sports Direct International PLC(b)	152,157	634,582
SSE PLC	516,754	7,537,121
SSP Group PLC	277,147	2,364,135
St. James’s Place PLC	306,266	3,966,142
St. Modwen Properties PLC	209,969	1,003,933
Stagecoach Group PLC	358,699	700,324
Stallergenes Greer PLC(b)	7,449	228,726
Standard Chartered PLC	1,498,518	10,521,445
Standard Life Aberdeen PLC	1,247,963	4,313,350
Stobart Group Ltd.	362,609	982,246
Stock Spirits Group PLC	305,106	779,698
Superdry PLC	37,123	383,266
Synthomer PLC	169,302	960,485
TalkTalk Telecom Group PLC(a)	429,578	658,672
Tate & Lyle PLC	249,470	2,145,893
Taylor Wimpey PLC	1,735,770	3,581,875
Ted Baker PLC	23,697	554,708
Telford Homes PLC(a)	115,425	463,100
Tesco PLC	5,092,087	13,878,176
Thomas Cook Group PLC	853,629	492,135
TP ICAP PLC	331,233	1,227,375
Travis Perkins PLC	130,756	1,849,503
Tullow Oil PLC(b)	814,387	2,349,636
Ultra Electronics Holdings PLC	51,523	946,686
Unilever PLC	631,815	33,474,749
UNITE Group PLC (The)	173,730	1,892,409
United Utilities Group PLC	360,213	3,344,264
Vectura Group PLC(b)	544,871	495,004
Vesuvius PLC	158,589	1,102,345
Victoria PLC(a)(b)	87,489	424,798
Victrex PLC	49,825	1,688,366
Vodafone Group PLC	13,695,004	25,866,704
Weir Group PLC (The)	129,375	2,621,798
WH Smith PLC	69,277	1,721,688
Whitbread PLC	96,995	5,453,154
William Hill PLC	465,830	1,251,140
Wm Morrison Supermarkets PLC	1,096,351	3,475,539
Workspace Group PLC	103,868	1,275,413
WPP PLC	663,430	7,532,639

		1,439,447,407

Total Common Stocks — 98.1% (Cost: $11,866,113,509)		11,555,395,213

Investment Companies

United States — 0.2%
iShares MSCI Russia ETF(a)(f)	674,722	22,717,890

Total Investment Companies — 0.2% (Cost: $21,515,852)		22,717,890

Preferred Stocks

Brazil — 0.7%
Banco Bradesco SA, Preference Shares, NVS	1,760,430	16,255,956
Bradespar SA, Preference Shares, NVS	135,400	1,259,772
Braskem SA, Class A, Preference Shares, NVS	89,300	1,253,734

Security	Shares	Value
Brazil (continued)
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	142,600	$1,021,177
Cia. Brasileira de Distribuicao, Preference Shares, NVS	81,900	1,724,652
Cia. Energetica de Minas Gerais, Preference Shares, NVS	511,456	1,518,740
Cia. Paranaense de Energia, Preference Shares, NVS	57,600	406,743
Gerdau SA, Preference Shares, NVS	563,700	2,467,563
Itau Unibanco Holding SA, Preference Shares, NVS	1,682,660	22,310,137
Itausa-Investimentos Itau SA, Preference Shares, NVS	2,469,049	7,471,291
Lojas Americanas SA, Preference Shares, NVS	411,620	2,083,310
Metalurgica Gerdau SA, Preference Shares, NVS	476,400	1,018,338
Petroleo Brasileiro SA, Preference Shares, NVS	2,070,000	15,391,950
Randon SA Implemetos e Participacoes, Preference Shares, NVS	239,525	512,001
Telefonica Brasil SA, Preference Shares, NVS	226,300	2,633,110

		77,328,474
Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares	214,201	740,041
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	65,048	2,807,608

		3,547,649
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	228,122	2,131,455
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	1,871,570	656,489

		2,787,944
Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	19,622	1,482,921
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(a)	6,697	360,128
Fuchs Petrolub SE, Preference Shares, NVS	46,433	2,153,890
Henkel AG & Co. KGaA, Preference Shares, NVS	94,707	10,363,779
Jungheinrich AG, Preference Shares, NVS	31,411	1,042,793
Porsche Automobil Holding SE, Preference Shares, NVS	86,663	5,526,328
Sartorius AG, Preference Shares, NVS	21,314	3,091,177
Schaeffler AG, Preference Shares, NVS	95,121	1,005,773
Volkswagen AG, Preference Shares, NVS	99,328	16,741,977

		41,768,766
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	3,150,171	1,594,763

South Korea — 0.1%
Amorepacific Corp., Preference Shares, NVS	4,423	349,322
Hyundai Motor Co.
Preference Shares, NVS	11,371	664,568
Series 2, Preference Shares, NVS	18,023	1,119,765
LG Chem Ltd., Preference Shares, NVS	3,060	535,711
LG Household & Health Care Ltd., Preference Shares, NVS	754	484,339
Samsung Electronics Co. Ltd., Preference Shares, NVS	449,420	14,099,219

		17,252,924

99

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	39,304,884	$50,222

Total Preferred Stocks — 1.2% (Cost: $136,595,776)		144,330,742

Rights

Chile — 0.0%
Banco de Credito e Inversiones SA, NVS (Expires 11/29/18)(b)	1,774	5,093
SACI Falabella, NVS (Expires 08/01/19)(b)	10,993	1,105

		6,198
Italy — 0.0%
Beni Stabili SpA SIIQ (Expires 11/10/18)(b)	1,000,354	11

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(b)	8,095,368	314,615

Total Rights — 0.0% (Cost: $326,674)		320,824

Warrants

Canada — 0.0%
Australis Capital Inc., NVS (Expires 09/19/19)(b)	8,992	9,449

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 08/01/19)(b)	832,077	0

Total Warrants — 0.0% (Cost: $37,237)		9,449

Security	Shares	Value
Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(f)(g)(h)	159,243,558	$159,275,407
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(f)(g)	14,004,381	14,004,381

		173,279,788

Total Short-Term Investments — 1.5% (Cost: $173,251,708)		173,279,788

Total Investments in Securities — 101.0% (Cost: $12,197,840,756)		11,896,053,906
Other Assets, Less Liabilities — (1.0)%		(113,039,704)

Net Assets — 100.0%		$11,783,014,202

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	190,013,442	—	(30,769,884	)(a)	159,243,558	$159,275,407	$1,299,517	(b)	$4,715	$(20,253)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,075,535	—	(3,071,154	)(a)	14,004,381	14,004,381	70,795		—	—
iShares MSCI Russia ETF	573,602	101,120	—		674,722	22,717,890	—		—	(859,582)

						$195,997,678	$1,370,312		$4,715	$(879,835)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	429	12/21/18	$38,878	$(1,927,589)

100

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Core MSCI Total International Stock ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-Mini	282	12/21/18	$13,490	$(490,317)

				$(2,417,906)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$11,553,318,772	$1,877,939		$198,502	$11,555,395,213
Investment Companies	22,717,890	—		—	22,717,890
Preferred Stocks	144,280,520	50,222		—	144,330,742
Rights	320,813	11		—	320,824
Warrants	9,449	0	(a)	—	9,449
Money Market Funds	173,279,788	—		—	173,279,788

	$11,893,927,232	$1,928,172		$198,502	$11,896,053,906

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(2,417,906)	$—		$—	$(2,417,906)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

101

Schedule of Investments (unaudited) October 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI ACWI ex U.S. ETF(a)	738,865	$32,428,785

Total Investment Companies — 99.9% (Cost: $35,931,677)		32,428,785

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(a)(b)	616,619	616,619

Total Short-Term Investments — 1.9% (Cost: $616,619)		616,619

Total Investments in Securities — 101.8% (Cost: $36,548,296)		33,045,404
Other Assets, Less Liabilities — (1.8)%		(578,637)

Net Assets — 100.0%		$32,466,767

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	23,242	593,377	(a)	—	616,619	$616,619	$1,556	$—	$—
iShares MSCI ACWI ex U.S. ETF	884,435	246,216		(391,786)	738,865	32,428,785	—	(313,668)	(3,536,497)

						$33,045,404	$1,556	$(313,668)	$(3,536,497)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	171,000	USD	45,190	MS	11/05/18	$760
GBP	3,207,000	USD	4,087,351	MS	11/05/18	12,346
HKD	21,844,000	USD	2,784,317	MS	11/05/18	1,557
INR	3,849,000	USD	51,949	MS	11/05/18	61
JPY	660,901,000	USD	5,854,841	MS	11/05/18	3,605
MXN	2,000	USD	99	MS	11/05/18	—
SEK	5,813,000	USD	633,044	MS	11/05/18	2,324
TRY	23,000	USD	3,822	MS	11/05/18	283
TWD	48,010,000	USD	1,551,271	MS	11/05/18	184
USD	1,756,521	AUD	2,431,000	MS	11/05/18	34,945
USD	642,177	BRL	2,387,000	MS	11/05/18	769
USD	2,505,965	CAD	3,267,000	MS	11/05/18	24,129
USD	2,127,475	CHF	2,063,000	MS	11/05/18	78,589
USD	449,453	DKK	2,858,000	MS	11/05/18	15,457
USD	8,572,001	EUR	7,311,000	MS	11/05/18	289,283
USD	4,517,490	GBP	3,438,000	MS	11/05/18	122,492

102

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,025,591	HKD	23,645,000	MS	11/05/18	$10,026
USD	76,675	ILS	276,000	MS	11/05/18	2,458
USD	834,733	INR	60,965,000	MS	11/05/18	10,937
USD	5,606,992	JPY	630,900,000	MS	11/05/18	14,484
USD	11,501	KRW	12,757,000	JPM	11/05/18	314
USD	1,624,060	KRW	1,805,056,000	MS	11/05/18	41,184
USD	560,886	MXN	11,000,000	MS	11/05/18	19,368
USD	200,947	NOK	1,631,000	MS	11/05/18	7,443
USD	57,086	NZD	86,000	MS	11/05/18	964
USD	1,402,106	SEK	12,584,000	MS	11/05/18	26,660
USD	323,239	SGD	441,000	MS	11/05/18	4,843
USD	1,595,126	TWD	48,625,000	MS	11/05/18	23,797
USD	593,792	ZAR	8,428,000	MS	11/05/18	22,701
CLP	3,649,000	USD	5,224	CITI	11/06/18	19
CLP	630,000	USD	902	JPM	11/06/18	3
CLP	90,987,000	USD	130,249	MS	11/06/18	478
RUB	1,320,000	USD	19,868	MS	11/06/18	160
USD	5,520	CLP	3,649,000	CITI	11/06/18	277
USD	956	CLP	630,000	JPM	11/06/18	51
USD	137,207	CLP	90,987,000	MS	11/06/18	6,479
USD	30,824	RUB	2,027,000	JPM	11/06/18	68
USD	259,467	RUB	17,092,000	MS	11/06/18	136
GBP	192,000	USD	245,536	MS	12/05/18	238
HKD	2,272,000	USD	289,966	MS	12/05/18	89
JPY	61,214,000	USD	542,516	MS	12/05/18	1,295
SEK	518,000	USD	56,640	MS	12/05/18	119
USD	1,570,703	AUD	2,213,000	MS	12/05/18	3,021
USD	608,421	BRL	2,267,000	MS	12/05/18	1,078
USD	2,341,182	CAD	3,070,000	MS	12/05/18	7,782
USD	1,920,541	CHF	1,919,000	MS	12/05/18	9,507
USD	128,056	CLP	88,666,000	MS	12/05/18	619
USD	391,884	DKK	2,569,000	MS	12/05/18	778
USD	7,689,679	EUR	6,756,000	MS	12/05/18	17,438
USD	4,213	HKD	33,000	MS	12/05/18	—
USD	69,957	ILS	259,000	MS	12/05/18	149
USD	728,937	INR	53,828,000	MS	12/05/18	4,969
USD	1,488,240	KRW	1,694,063,000	MS	12/05/18	2,762
USD	254,397	MXN	5,106,000	MS	12/05/18	4,287
USD	181,065	NOK	1,518,000	MS	12/05/18	741
USD	49,777	NZD	76,000	MS	12/05/18	168
USD	270,551	RUB	17,850,000	MS	12/05/18	715
USD	296,996	SGD	411,000	MS	12/05/18	78
USD	56,885	TRY	321,000	MS	12/05/18	615
USD	507,747	ZAR	7,488,000	MS	12/05/18	2,216
ZAR	11,000	USD	741	MS	12/05/18	1

						838,299

AUD	2,432,000	USD	1,726,718	MS	11/05/18	(4,434)
BRL	38,000	USD	10,221	JPM	11/05/18	(10)
BRL	4,324,000	USD	1,163,501	MS	11/05/18	(1,604)

103

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	69,000	USD	18,560	SSB	11/05/18	$(19)
CAD	3,267,000	USD	2,492,001	MS	11/05/18	(10,165)
CHF	2,063,000	USD	2,061,297	MS	11/05/18	(12,411)
DKK	2,858,000	USD	435,958	MS	11/05/18	(1,962)
EUR	7,311,000	USD	8,316,564	MS	11/05/18	(33,846)
GBP	231,000	USD	305,975	MS	11/05/18	(10,674)
HKD	1,801,000	USD	230,011	MS	11/05/18	(320)
ILS	276,000	USD	74,493	MS	11/05/18	(276)
INR	466,000	USD	6,390	CITI	11/05/18	(93)
INR	53,848,000	USD	731,958	MS	11/05/18	(4,331)
INR	2,802,000	USD	38,417	SSB	11/05/18	(554)
JPY	49,079,000	USD	438,678	MS	11/05/18	(3,625)
KRW	1,817,813,000	USD	1,596,352	MS	11/05/18	(2,288)
MXN	11,000,000	USD	547,891	MS	11/05/18	(6,373)
NOK	1,631,000	USD	194,609	MS	11/05/18	(1,104)
NZD	86,000	USD	56,332	MS	11/05/18	(210)
SEK	6,773,000	USD	742,181	MS	11/05/18	(1,884)
SGD	441,000	USD	318,622	MS	11/05/18	(226)
TRY	321,000	USD	57,944	MS	11/05/18	(655)
TWD	15,000	USD	486	MS	11/05/18	(2)
TWD	619,000	USD	20,375	SSB	11/05/18	(372)
USD	706	AUD	1,000	MS	11/05/18	(2)
USD	9,414	BRL	38,000	JPM	11/05/18	(797)
USD	520,633	BRL	2,107,000	MS	11/05/18	(45,537)
USD	17,235	BRL	69,000	SSB	11/05/18	(1,306)
USD	697,715	JPY	79,080,000	MS	11/05/18	(3,276)
USD	55,662	TRY	344,000	MS	11/05/18	(5,733)
USD	614	TWD	19,000	MS	11/05/18	—
ZAR	8,428,000	USD	574,688	MS	11/05/18	(3,597)
CLP	95,266,000	USD	137,704	MS	11/06/18	(828)
RUB	17,799,000	USD	270,740	MS	11/06/18	(681)
USD	136,375	CLP	95,266,000	MS	11/06/18	(501)
AUD	112,000	USD	79,619	MS	12/05/18	(278)
CAD	236,000	USD	179,839	MS	12/05/18	(464)
CHF	45,000	USD	44,886	MS	12/05/18	(73)
CLP	3,654,000	USD	5,255	MS	12/05/18	(3)
DKK	181,000	USD	27,592	MS	12/05/18	(36)
EUR	561,000	USD	637,270	MS	12/05/18	(188)
ILS	32,000	USD	8,629	MS	12/05/18	(4)
INR	3,395,000	USD	45,724	MS	12/05/18	(62)
KRW	176,222,000	USD	154,646	MS	12/05/18	(122)
MXN	500,000	USD	24,753	MS	12/05/18	(261)
NOK	77,000	USD	9,154	MS	12/05/18	(7)
NZD	5,000	USD	3,275	MS	12/05/18	(11)
RUB	305,000	USD	4,621	MS	12/05/18	(10)
SGD	26,000	USD	18,789	MS	12/05/18	(5)
TRY	25,000	USD	4,464	MS	12/05/18	(82)
TWD	4,721,000	USD	153,031	MS	12/05/18	(174)
USD	35,370	AUD	50,000	MS	12/05/18	(50)

104

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,607	BRL	107,000	MS	12/05/18	$(59)
USD	39,749	CHF	40,000	MS	12/05/18	(85)
USD	972	CLP	677,000	MS	12/05/18	(1)
USD	2,280	DKK	15,000	MS	12/05/18	(4)
USD	63,487	EUR	56,000	MS	12/05/18	(107)
USD	4,134,803	GBP	3,240,000	MS	12/05/18	(12,630)
USD	2,787,011	HKD	21,844,000	MS	12/05/18	(1,704)
USD	808	ILS	3,000	MS	12/05/18	(1)
USD	4,624	INR	344,000	MS	12/05/18	(2)
USD	5,940,586	JPY	669,138,000	MS	12/05/18	(3,885)
USD	25,007	KRW	28,546,000	MS	12/05/18	(25)
USD	1,173	MXN	24,000	MS	12/05/18	(3)
USD	950	NOK	8,000	MS	12/05/18	(1)
USD	1,304	NZD	2,000	MS	12/05/18	(2)
USD	645,733	SEK	5,915,000	MS	12/05/18	(2,392)
USD	1,444	SGD	2,000	MS	12/05/18	(1)
USD	349	TRY	2,000	MS	12/05/18	(2)
USD	1,464,060	TWD	45,236,000	MS	12/05/18	(590)
ZAR	622,000	USD	42,052	MS	12/05/18	(59)

						(183,079)

	Net unrealized appreciation					$655,220

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$32,428,785	$—	$—	$32,428,785
Money Market Funds	616,619	—	—	616,619

	$33,045,404	$—	$—	$33,045,404

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$838,299	$—	$838,299
Liabilities
Forward Foreign Currency Exchange Contracts	—	(183,079)	—	(183,079)

	$—	$655,220	$—	$655,220

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

CITI	Citibank N.A.
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
SSB	State Street Bank and Trust Co.

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone

105

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Currency Abbreviations (continued)

EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

106

Schedule of Investments (unaudited) October 31, 2018	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE ETF(a)	51,691,744	$3,228,666,330

Total Investment Companies — 99.9% (Cost: $3,371,117,349)		3,228,666,330

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(a)(b)	12,188,996	12,188,996

Total Short-Term Investments — 0.4% (Cost: $12,188,996)		12,188,996

Total Investments in Securities — 100.3% (Cost: $3,383,306,345)		3,240,855,326
Other Assets, Less Liabilities — (0.3)%		(8,909,501)

Net Assets — 100.0%		$3,231,945,825

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	215,792	11,973,204	(a)	—	12,188,996	$12,188,996	$17,172	$—	$—
iShares MSCI EAFE ETF	50,168,476	3,401,642		(1,878,374)	51,691,744	3,228,666,330	—	7,288,814	(330,220,137)

						$3,240,855,326	$17,172	$7,288,814	$(330,220,137)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,706,000	USD	1,208,018	MS	11/02/18	$86
GBP	462,706,000	USD	590,350,391	SSB	11/02/18	1,080,555
HKD	876,627,000	USD	111,724,690	MS	11/02/18	62,174
JPY	717,992,000	USD	6,334,566	NSI	11/02/18	28,637
NZD	57,000	USD	37,180	RBS	11/02/18	15
SEK	838,818,000	USD	91,493,343	CITI	11/02/18	169,235
USD	600,159	AUD	843,000	BNP	11/02/18	3,189
USD	31,372	AUD	44,000	CITI	11/02/18	214
USD	380,674	AUD	534,000	HSBC	11/02/18	2,521
USD	1,784,704	AUD	2,498,000	NAB	11/02/18	15,745
USD	467,914	AUD	660,000	SSB	11/02/18	535
USD	231,945,304	AUD	320,861,000	TDB	11/02/18	4,727,555
USD	470,167	AUD	661,000	UBS	11/02/18	2,079
USD	563,969,114	CHF	556,778,000	MS	11/02/18	11,143,815
USD	70,547	DKK	457,000	BOA	11/02/18	1,167
USD	556,028	DKK	3,597,000	CITI	11/02/18	9,944

107

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	362,572	DKK	2,341,000	HSBC	11/02/18	$7,169
USD	245,187	DKK	1,584,000	NSI	11/02/18	4,710
USD	185,047	DKK	1,185,000	SSB	11/02/18	5,144
USD	59,269,863	DKK	376,147,000	TDB	11/02/18	2,164,548
USD	2,215,065	EUR	1,914,000	BNP	11/02/18	47,172
USD	2,177,487	EUR	1,897,000	BOA	11/02/18	28,849
USD	460,399	EUR	399,000	CITI	11/02/18	8,472
USD	3,762,002	EUR	3,251,000	JPM	11/02/18	79,755
USD	148,190	EUR	128,000	NSI	11/02/18	3,211
USD	1,096,064,711	EUR	935,208,000	SSB	11/02/18	36,801,047
USD	20,390,870	EUR	17,630,000	TDB	11/02/18	422,245
USD	1,809,727	EUR	1,561,000	UBS	11/02/18	41,659
USD	764,080	GBP	583,000	BOA	11/02/18	18,889
USD	1,466,163	GBP	1,117,000	HSBC	11/02/18	38,413
USD	1,300,530	GBP	996,000	JPM	11/02/18	27,443
USD	4,667,887	GBP	3,574,000	MS	11/02/18	99,600
USD	11,701	GBP	9,000	NAB	11/02/18	197
USD	1,037,302	GBP	798,000	NSI	11/02/18	17,298
USD	7,954,934	GBP	6,092,000	RBS	11/02/18	168,137
USD	592,275,071	GBP	450,294,000	SSB	11/02/18	16,709,148
USD	2,377,473	GBP	1,825,000	UBS	11/02/18	44,758
USD	226,923,704	HKD	1,776,040,000	MS	11/02/18	444,320
USD	150,224	ILS	545,000	BOA	11/02/18	3,713
USD	10,008,617	ILS	35,985,000	CITI	11/02/18	334,839
USD	22,562	ILS	82,000	HSBC	11/02/18	519
USD	118,061	ILS	431,000	SSB	11/02/18	2,196
USD	68,393	ILS	248,000	TNTC	11/02/18	1,724
USD	1,405,944	JPY	157,031,000	BNP	11/02/18	14,257
USD	1,655,916	JPY	185,653,000	CBA	11/02/18	10,566
USD	2,065,125	JPY	232,280,000	CITI	11/02/18	6,544
USD	1,719,144	JPY	193,071,000	MS	11/02/18	8,053
USD	1,853,487	JPY	207,831,000	NAB	11/02/18	11,585
USD	1,736,760	JPY	194,642,000	TDB	11/02/18	11,746
USD	53,726	NOK	445,000	BNP	11/02/18	937
USD	1,015,998	NOK	8,264,000	BOA	11/02/18	35,666
USD	529,964	NOK	4,343,000	CITI	11/02/18	14,768
USD	490	NOK	4,000	NAB	11/02/18	15
USD	45,215	NOK	368,000	RBS	11/02/18	1,560
USD	25,558,875	NOK	207,181,000	SSB	11/02/18	981,661
USD	7,423,712	NZD	11,178,000	HSBC	11/02/18	129,510
USD	29,468	NZD	45,000	NAB	11/02/18	103
USD	70,834	NZD	108,000	TDB	11/02/18	358
USD	15,880	NZD	24,000	WBC	11/02/18	219
USD	781,876	SEK	7,007,000	BNP	11/02/18	16,180
USD	481,322	SEK	4,324,000	CITI	11/02/18	8,813
USD	92,939,616	SEK	818,218,000	NAB	11/02/18	3,528,121
USD	1,210,410	SEK	10,726,000	RBS	11/02/18	38,317
USD	403,265	SEK	3,636,000	TDB	11/02/18	5,938
USD	327,031	SEK	2,954,000	TNTC	11/02/18	4,230

108

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	94,100	SGD	129,000	BNY	11/02/18	$970
USD	421,876	SGD	576,000	BOA	11/02/18	6,037
USD	98,243	SGD	135,000	CITI	11/02/18	780
USD	474,942	SGD	653,000	HSBC	11/02/18	3,513
USD	87,822	SGD	121,000	MS	11/02/18	467
USD	42,291,145	SGD	57,662,000	RBS	11/02/18	662,440
USD	729	SGD	1,000	SSB	11/02/18	7
USD	187,996	SGD	259,000	TDB	11/02/18	1,013
USD	54,940	SGD	76,000	WBC	11/02/18	72
GBP	25,513,000	USD	32,644,725	TDB	12/04/18	11,561
HKD	73,511,000	USD	9,381,753	MS	12/04/18	2,881
ILS	4,108,000	USD	1,106,605	JPM	12/04/18	534
JPY	8,526,321,000	USD	75,724,296	CITI	12/04/18	13,294
USD	226,571,914	AUD	319,644,000	HSBC	12/04/18	139,803
USD	276,972,496	CHF	276,780,000	MS	12/04/18	1,375,961
USD	56,415,626	DKK	369,555,000	MS	12/04/18	161,251
USD	1,084,672,949	EUR	953,267,000	JPM	12/04/18	2,248,200
USD	10,016,853	ILS	37,094,000	RBS	12/04/18	19,715
USD	842,004,775	JPY	94,696,488,000	HSBC	12/04/18	834,965
USD	26,154,078	NOK	219,365,000	BOA	12/04/18	97,177
USD	7,211,083	NZD	11,018,000	MS	12/04/18	19,103
USD	42,840,189	SGD	59,273,000	RBS	12/04/18	20,612

						85,222,144

AUD	134,000	USD	95,327	CITI	11/02/18	(435)
AUD	319,644,000	USD	226,499,099	HSBC	11/02/18	(143,169)
AUD	5,397,000	USD	3,905,825	RBS	11/02/18	(83,939)
CHF	556,778,000	USD	554,566,329	MS	11/02/18	(1,741,029)
DKK	13,707,000	USD	2,140,574	BOA	11/02/18	(59,625)
DKK	144,000	USD	22,410	CITI	11/02/18	(548)
DKK	369,555,000	USD	56,265,758	MS	11/02/18	(161,217)
DKK	1,905,000	USD	290,394	NSI	11/02/18	(1,184)
EUR	3,483,000	USD	4,055,438	CITI	11/02/18	(110,417)
EUR	953,267,000	USD	1,081,958,045	JPM	11/02/18	(2,239,848)
EUR	385,000	USD	446,946	SSB	11/02/18	(10,875)
EUR	4,853,000	USD	5,519,385	TDB	11/02/18	(22,633)
GBP	188,000	USD	248,953	NAB	11/02/18	(8,651)
GBP	2,394,000	USD	3,068,760	SSB	11/02/18	(8,749)
HKD	899,413,000	USD	114,731,749	MS	11/02/18	(39,230)
ILS	183,000	USD	49,505	CSI	11/02/18	(309)
ILS	14,000	USD	3,859	MS	11/02/18	(95)
ILS	37,094,000	USD	9,993,701	RBS	11/02/18	(21,794)
JPY	94,696,488,000	USD	840,088,785	HSBC	11/02/18	(841,317)
JPY	39,849,000	USD	356,137	NSI	11/02/18	(2,976)
JPY	492,672,000	USD	4,378,929	TDB	11/02/18	(12,624)
NOK	219,365,000	USD	26,120,027	BOA	11/02/18	(97,464)
NOK	1,149,000	USD	137,742	CITI	11/02/18	(1,440)
NOK	91,000	USD	11,081	NAB	11/02/18	(286)
NZD	239,000	USD	158,475	CITI	11/02/18	(2,516)
NZD	11,018,000	USD	7,208,769	MS	11/02/18	(18,975)

109

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	100,000	USD	66,312	NSI	11/02/18	$(1,057)
NZD	5,000	USD	3,263	RBS	11/02/18	—
SEK	3,463,000	USD	390,392	BOA	11/02/18	(11,969)
SEK	4,242,000	USD	465,684	CSI	11/02/18	(2,135)
SEK	342,000	USD	38,151	TNTC	11/02/18	(778)
SGD	59,273,000	USD	42,812,340	RBS	11/02/18	(20,585)
SGD	339,000	USD	245,517	SSB	11/02/18	(778)
USD	96,221	AUD	136,000	CITI	11/02/18	(87)
USD	454,906	AUD	644,000	TDB	11/02/18	(1,143)
USD	790,288,439	JPY	89,207,759,000	BOA	11/02/18	(315,177)
USD	15,743	JPY	1,786,000	CITI	11/02/18	(85)
USD	2,907,204	JPY	329,746,000	JPM	11/02/18	(15,170)
USD	41,028,092	JPY	4,649,886,000	RBS	11/02/18	(181,515)
USD	5,156,569	JPY	587,316,000	TDB	11/02/18	(48,518)
USD	651	NZD	1,000	BNP	11/02/18	(1)
USD	14,355	NZD	22,000	MS	11/02/18	(1)
USD	23,351	NZD	36,000	SSB	11/02/18	(141)
USD	3,230	NZD	5,000	TDB	11/02/18	(33)
AUD	15,024,000	USD	10,652,286	BOA	12/04/18	(9,459)
CHF	5,035,000	USD	5,021,843	MS	12/04/18	(8,372)
DKK	23,269,000	USD	3,543,238	BNP	12/04/18	(1,186)
EUR	74,655,000	USD	84,797,703	CITI	12/04/18	(27,728)
HKD	4,588,000	USD	585,726	MS	12/04/18	(9)
NOK	10,454,000	USD	1,245,454	BNP	12/04/18	(3,693)
NZD	680,000	USD	444,203	BOA	12/04/18	(334)
SEK	71,186,000	USD	7,808,901	BNP	12/04/18	(9,822)
SGD	3,385,000	USD	2,446,138	BOA	12/04/18	(770)
USD	5,046,984	AUD	7,134,000	WBC	12/04/18	(6,659)
USD	5,668,699	CHF	5,705,000	MS	12/04/18	(11,907)
USD	325,515	DKK	2,142,000	NSI	12/04/18	(544)
USD	8,399,724	EUR	7,410,000	TDB	12/04/18	(14,254)
USD	6,010,637	GBP	4,706,000	MS	12/04/18	(12,977)
USD	591,170,768	GBP	462,706,000	SSB	12/04/18	(1,086,493)
USD	111,844,398	HKD	876,627,000	MS	12/04/18	(68,432)
USD	86,198	ILS	320,000	SSB	12/04/18	(44)
USD	17,372,283	JPY	1,959,520,000	CITI	12/04/18	(33,738)
USD	128,771	NOK	1,085,000	CITI	12/04/18	(109)
USD	117,995	NZD	181,000	NAB	12/04/18	(153)
USD	1,609,892	SEK	14,721,000	BNP	12/04/18	(2,929)
USD	91,731,303	SEK	838,818,000	CITI	12/04/18	(168,894)
USD	149,409	SGD	207,000	HSBC	12/04/18	(131)

						(7,699,155)

	Net unrealized appreciation					$77,522,989

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

110

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Currency Hedged MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,228,666,330	$—	$—	$3,228,666,330
Money Market Funds	12,188,996	—	—	12,188,996

	$3,240,855,326	$—	$—	$3,240,855,326

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$85,222,144	$—	$85,222,144
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,699,155)	—	(7,699,155)

	$—	$77,522,989	$—	$77,522,989

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA
BNY	Bank of New York
BOA	Bank of America N.A.
CBA	Commonwealth Bank of Australia
CITI	Citibank N.A.
CSI	Credit Suisse International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
NAB	National Australia Bank Limited
NSI	Nomura Securities International Inc.
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank
TNTC	The Northern Trust Company
UBS	UBS AG
WBC	Westpac Banking Corp.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

111

Schedule of Investments (unaudited) October 31, 2018	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI EAFE Small-Cap ETF(a)	483,693	$27,207,732

Total Investment Companies — 100.0% (Cost: $29,397,272)		27,207,732

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(a)(b)	13,394	13,394

Total Short-Term Investments — 0.0% (Cost: $13,394)		13,394

Total Investments in Securities — 100.0% (Cost: $29,410,666)		27,221,126
Other Assets, Less Liabilities — (0.0)%		(7,851)

Net Assets — 100.0%		$27,213,275

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,104	9,290	(a)	—	13,394	$13,394	$61	$—	$—
iShares MSCI EAFE Small-Cap ETF	345,333	288,106		(149,746)	483,693	27,207,732	—	472,032	(2,972,994)

						$27,221,126	$61	$472,032	$(2,972,994)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,000	USD	994	MS	11/02/18	$—
GBP	8,048,000	USD	10,269,694	MS	11/02/18	17,261
HKD	4,200,000	USD	535,283	MS	11/02/18	298
ILS	1,382,000	USD	371,286	MS	11/02/18	234
JPY	2,029,518,000	USD	17,979,561	MS	11/02/18	7,039
NOK	2,000	USD	238	MS	11/02/18	—
NZD	1,000	USD	653	MS	11/02/18	—
SEK	13,838,000	USD	1,506,608	MS	11/02/18	5,552
USD	3,986,746	AUD	5,588,000	MS	11/02/18	29,604
USD	2,501,306	CHF	2,481,000	MS	11/02/18	37,920
USD	1,049,331	DKK	6,814,000	MS	11/02/18	14,853
USD	13,413,374	EUR	11,678,000	MS	11/02/18	186,283
USD	5,302,762	GBP	4,043,000	MS	11/02/18	134,998
USD	1,087,187	HKD	8,514,000	MS	11/02/18	1,488
USD	382,088	ILS	1,384,000	MS	11/02/18	10,030
USD	8,347,122	JPY	938,536,000	MS	11/02/18	29,348

112

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,155,066	NOK	9,564,000	MS	11/02/18	$20,520
USD	516,254	NZD	786,000	MS	11/02/18	3,350
USD	3,098,286	SEK	27,900,000	MS	11/02/18	49,489
USD	851,109	SGD	1,172,000	MS	11/02/18	4,992
DKK	9,000	USD	1,368	MS	12/04/18	2
GBP	200,000	USD	255,755	MS	12/04/18	242
HKD	263,000	USD	33,565	MS	12/04/18	10
JPY	91,025,000	USD	806,661	MS	12/04/18	1,896
NOK	38,000	USD	4,510	MS	12/04/18	4
SEK	703,000	USD	76,862	MS	12/04/18	158
SGD	2,000	USD	1,444	MS	12/04/18	1
USD	1,963,178	AUD	2,766,000	MS	12/04/18	3,776
USD	1,227,853	CHF	1,227,000	MS	12/04/18	6,100
USD	498,623	DKK	3,269,000	MS	12/04/18	1,009
USD	6,614,637	EUR	5,812,000	MS	12/04/18	15,172
USD	373,256	ILS	1,382,000	MS	12/04/18	796
USD	570,247	NOK	4,781,000	MS	12/04/18	2,344
USD	257,398	NZD	393,000	MS	12/04/18	868
USD	423,444	SGD	586,000	MS	12/04/18	110

						585,747

AUD	5,592,000	USD	3,965,935	MS	11/02/18	(5,959)
CHF	2,481,000	USD	2,471,520	MS	11/02/18	(8,133)
DKK	6,814,000	USD	1,036,263	MS	11/02/18	(1,785)
EUR	11,678,000	USD	13,245,649	MS	11/02/18	(18,559)
GBP	38,000	USD	49,622	MS	11/02/18	(1,051)
HKD	4,314,000	USD	550,314	MS	11/02/18	(196)
ILS	1,384,000	USD	372,947	MS	11/02/18	(889)
NOK	9,564,000	USD	1,138,586	MS	11/02/18	(4,040)
NZD	786,000	USD	513,958	MS	11/02/18	(1,054)
SEK	14,062,000	USD	1,538,934	MS	11/02/18	(2,297)
SGD	1,172,000	USD	846,344	MS	11/02/18	(227)
USD	2,826	AUD	4,000	MS	11/02/18	(7)
USD	5,163,388	GBP	4,041,000	MS	11/02/18	(1,820)
USD	371,286	ILS	1,382,000	MS	11/02/18	(235)
USD	9,664,035	JPY	1,090,982,000	MS	11/02/18	(4,792)
USD	652	NZD	1,000	MS	11/02/18	—
AUD	145,000	USD	103,076	MS	12/04/18	(360)
CHF	76,000	USD	75,801	MS	12/04/18	(126)
DKK	200,000	USD	30,486	MS	12/04/18	(41)
EUR	350,000	USD	397,552	MS	12/04/18	(131)
HKD	14,000	USD	1,787	MS	12/04/18	—
ILS	35,000	USD	9,437	MS	12/04/18	(4)
NOK	198,000	USD	23,537	MS	12/04/18	(18)
NZD	12,000	USD	7,860	MS	12/04/18	(27)
SGD	4,000	USD	2,891	MS	12/04/18	(1)
USD	38,907	AUD	55,000	MS	12/04/18	(55)
USD	18,879	CHF	19,000	MS	12/04/18	(40)
USD	43,077	EUR	38,000	MS	12/04/18	(71)
USD	5,172,099	GBP	4,053,000	MS	12/04/18	(15,684)

113

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	535,857	HKD	4,200,000	MS	12/04/18	$(328)
USD	2,693	ILS	10,000	MS	12/04/18	(2)
USD	9,165,432	JPY	1,032,466,000	MS	12/04/18	(5,755)
USD	2,607	NZD	4,000	MS	12/04/18	(4)
USD	1,527,897	SEK	13,997,000	MS	12/04/18	(5,602)

						(79,293)

	Net unrealized appreciation					$506,454

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$27,207,732	$—	$—	$27,207,732
Money Market Funds	13,394	—	—	13,394

	$27,221,126	$—	$—	$27,221,126

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$585,747	$—	$585,747
Liabilities
Forward Foreign Currency Exchange Contracts	—	(79,293)	—	(79,293)

	$—	$506,454	$—	$506,454

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS.	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

114

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 7.2%
Alumina Ltd.	73,338	$132,545
Aristocrat Leisure Ltd.	21,066	395,659
ASX Ltd.	5,508	230,987
BHP Billiton Ltd.	95,013	2,169,036
BlueScope Steel Ltd.	18,564	189,069
Cochlear Ltd.	2,091	263,173
Computershare Ltd.	10,884	152,506
CSL Ltd.	20,626	2,748,311
Flight Centre Travel Group Ltd.	2,652	87,214
Healthscope Ltd.	46,869	70,091
Insurance Australia Group Ltd.	103,883	502,870
James Hardie Industries PLC	11,220	149,421
Macquarie Group Ltd.	9,129	758,305
Origin Energy Ltd.(a)	51,255	264,824
REA Group Ltd.	1,927	97,816
Rio Tinto Ltd.	13,158	712,486
Santos Ltd.	67,422	317,295
Seek Ltd.	10,557	133,633
South32 Ltd.	144,128	369,785
Treasury Wine Estates Ltd.	34,425	368,909

		10,113,935
Austria — 0.3%
Erste Group Bank AG	8,874	361,968
Raiffeisen Bank International AG	2,965	80,964

		442,932
Belgium — 1.0%
Ageas	4,896	245,251
Groupe Bruxelles Lambert SA	2,091	194,701
KBC Group NV	4,949	341,495
Umicore SA	12,138	571,985

		1,353,432
Canada — 4.4%
Bausch Health Companies Inc.(a)	11,016	252,657
Bombardier Inc., Class B(a)	79,458	193,011
CAE Inc.	10,105	178,670
Canadian Pacific Railway Ltd.	2,958	608,088
Canadian Tire Corp. Ltd., Class A, NVS	1,734	195,602
CGI Group Inc., Class A(a)	6,426	397,817
Constellation Software Inc./Canada	1,033	712,666
Dollarama Inc.	7,956	220,581
Finning International Inc.	3,264	67,952
Magna International Inc.	10,302	508,412
Methanex Corp.	1,734	112,563
Shopify Inc., Class A(a)(b)	5,310	735,374
Toronto-Dominion Bank (The)	32,498	1,807,218
West Fraser Timber Co. Ltd.	1,543	77,711
WSP Global Inc.	3,060	153,134

		6,221,456
Denmark — 0.8%
DSV A/S	5,157	414,772
Orsted A/S(c)	8,364	531,586
William Demant Holding A/S(a)	6,636	218,489

		1,164,847
Finland — 1.5%
Elisa OYJ	4,182	166,555
Fortum OYJ	14,484	305,164
Neste OYJ	8,517	702,148

Security	Shares	Value
Finland (continued)
Stora Enso OYJ, Class R	23,212	$349,926
UPM-Kymmene OYJ	17,085	549,965

		2,073,758
France — 10.8%
Accor SA, NVS	5,202	238,240
Aeroports de Paris, NVS	1,897	397,423
Airbus SE	18,828	2,084,453
Alstom SA, NVS	4,616	202,146
Arkema SA, NVS	1,230	129,303
Bouygues SA, NVS	4,143	151,342
Capgemini SE	4,743	580,398
Dassault Aviation SA, NVS	102	169,312
Dassault Systemes SE, NVS	6,120	768,663
Edenred, NVS	6,426	244,131
Eiffage SA, NVS	2,652	259,679
Electricite de France SA, NVS	16,371	272,302
Eurazeo SE, NVS	992	72,553
Faurecia SA, NVS	3,060	148,775
Hermes International, NVS	1,479	846,269
ICADE	663	56,266
Ipsen SA, NVS	1,394	193,643
Kering SA, NVS	4,042	1,802,604
LVMH Moet Hennessy Louis Vuitton SE, NVS	9,894	3,013,353
Pernod Ricard SA, NVS	6,834	1,043,791
Remy Cointreau SA, NVS	730	86,765
Renault SA, NVS	3,315	248,163
Safran SA, NVS	10,456	1,351,169
Thales SA, NVS	3,621	463,613
Ubisoft Entertainment SA, NVS(a)	3,621	326,170

		15,150,526
Germany — 5.0%
1&1 Drillisch AG	1,581	70,651
Allianz SE, Registered	8,225	1,718,858
Axel Springer SE	2,601	172,992
Continental AG	1,938	320,484
Deutsche Boerse AG	8,517	1,079,373
Deutsche Lufthansa AG, Registered	6,273	126,231
Deutsche Wohnen SE	10,710	490,738
Puma SE	200	102,881
RTL Group SA	969	62,252
TUI AG	22,185	368,226
Uniper SE	7,293	210,798
United Internet AG, Registered(d)	2,958	122,600
Volkswagen AG	357	58,976
Vonovia SE	15,402	705,379
Wirecard AG	7,803	1,462,332

		7,072,771
Hong Kong — 6.5%
AIA Group Ltd.	510,000	3,861,073
BOC Hong Kong Holdings Ltd.	102,000	381,228
Galaxy Entertainment Group Ltd.	114,000	616,578
Hang Seng Bank Ltd.	26,000	608,924
Hong Kong & China Gas Co. Ltd.	388,500	741,378
Hong Kong Exchanges & Clearing Ltd.	40,800	1,082,532
Kerry Properties Ltd.	27,000	84,898
Link REIT	76,500	678,209
Melco Resorts & Entertainment Ltd., ADR	8,589	142,835
MGM China Holdings Ltd.	40,800	57,666
Sands China Ltd.	81,600	321,637

115

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Techtronic Industries Co. Ltd.	51,500	$241,096
WH Group Ltd.(c)	178,500	125,005
Wynn Macau Ltd.	81,600	168,417

		9,111,476
Ireland — 0.5%
Kerry Group PLC, Class A	3,652	374,480
Smurfit Kappa Group PLC	11,067	360,885

		735,365
Israel — 0.4%
Bank Leumi Le-Israel BM	52,233	325,842
Nice Ltd.(a)	2,754	291,811

		617,653
Italy — 2.5%
Eni SpA	76,092	1,354,108
Ferrari NV	3,672	430,618
Fiat Chrysler Automobiles NV(a)	47,653	726,208
Intesa Sanpaolo SpA	45,150	99,910
Moncler SpA	12,342	429,312
Poste Italiane SpA(c)	19,941	143,473
Tenaris SA	16,218	241,366

		3,424,995
Japan — 32.6%
Aeon Co. Ltd.	30,600	702,264
Asahi Group Holdings Ltd.	15,300	673,523
Asahi Kasei Corp.	44,000	529,068
Astellas Pharma Inc.	44,000	681,122
Chiba Bank Ltd. (The)	15,300	97,070
Chubu Electric Power Co. Inc.	20,400	294,372
Chugai Pharmaceutical Co. Ltd.	10,200	599,229
Coca-Cola Bottlers Japan Holdings Inc.	5,100	133,539
CyberAgent Inc.	5,100	216,464
Daifuku Co. Ltd.	6,200	266,997
Daiichi Sankyo Co. Ltd.	37,100	1,418,186
Don Quijote Holdings Co. Ltd.	5,100	305,489
Eisai Co. Ltd.	10,200	850,580
FamilyMart UNY Holdings Co. Ltd.	5,100	592,902
Fast Retailing Co. Ltd.	2,000	1,011,386
Hamamatsu Photonics KK	5,100	170,821
Hisamitsu Pharmaceutical Co. Inc.	5,100	287,865
Hitachi Construction Machinery Co. Ltd.	5,400	144,026
Honda Motor Co. Ltd.	40,800	1,171,705
Idemitsu Kosan Co. Ltd.	5,100	232,732
Inpex Corp.	34,200	393,805
ITOCHU Corp.	48,900	907,762
J Front Retailing Co. Ltd.	10,200	133,855
Japan Airlines Co. Ltd.	5,100	181,531
JGC Corp.	10,200	198,026
JXTG Holdings Inc.	142,800	973,300
Kakaku.com Inc.	5,100	92,505
Kao Corp.	16,700	1,114,418
Keisei Electric Railway Co. Ltd.	5,100	157,038
Keyence Corp.	3,200	1,568,030
Kikkoman Corp.	10,200	561,269
Kirin Holdings Co. Ltd.	34,200	817,764
Kobayashi Pharmaceutical Co. Ltd.	5,100	334,411
Komatsu Ltd.	20,400	532,256
M3 Inc.	20,400	328,627
Makita Corp.	5,400	186,850
Marui Group Co. Ltd.	10,200	219,627

Security	Shares	Value
Japan (continued)
Medipal Holdings Corp.	5,100	$109,497
MINEBEA MITSUMI Inc.	10,200	156,089
MISUMI Group Inc.	10,200	204,804
Mitsubishi Corp.	40,800	1,149,652
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,400	105,023
Mitsui & Co. Ltd.	61,200	1,022,485
Nagoya Railroad Co. Ltd.	5,100	123,190
Nexon Co. Ltd.(a)	15,300	174,346
NGK Spark Plug Co. Ltd.	5,100	103,577
Nidec Corp.	10,200	1,309,627
Nintendo Co. Ltd.	2,800	872,341
Nissan Chemical Corp.	5,100	241,319
Nisshin Seifun Group Inc.	15,300	305,173
Nomura Real Estate Holdings Inc.	5,100	95,759
Nomura Research Institute Ltd.	5,100	225,954
Obic Co. Ltd.	5,100	464,561
Oji Holdings Corp.	51,000	363,333
Omron Corp.	5,100	206,974
Oriental Land Co. Ltd./Japan	11,300	1,062,864
Otsuka Corp.	5,100	169,465
Otsuka Holdings Co. Ltd.	11,600	555,871
Panasonic Corp.	45,900	508,192
Pola Orbis Holdings Inc.	5,100	136,476
Recruit Holdings Co. Ltd.	24,400	656,620
Rohm Co. Ltd.	300	21,107
Ryohin Keikaku Co. Ltd.	800	211,315
SBI Holdings Inc./Japan	15,300	401,429
Shimadzu Corp.	10,200	257,858
Shiseido Co. Ltd.	25,500	1,612,631
Showa Shell Sekiyu KK	10,200	196,670
SMC Corp./Japan	1,600	512,516
Sony Corp.	51,000	2,774,711
SUMCO Corp.	5,100	68,961
Sumitomo Corp.	45,900	696,909
Sumitomo Dainippon Pharma Co. Ltd.	5,100	106,741
Sumitomo Metal Mining Co. Ltd.	6,500	205,042
Sumitomo Realty & Development Co. Ltd.	12,000	412,884
Sundrug Co. Ltd.	5,100	185,282
Suzuki Motor Corp.	6,100	305,392
Sysmex Corp.	5,100	358,091
Taiyo Nippon Sanso Corp.	5,100	82,112
TDK Corp.	5,100	440,610
Terumo Corp.	15,300	825,635
Tobu Railway Co. Ltd.	10,500	291,680
Tokyo Electron Ltd.	6,600	917,292
Tokyo Tatemono Co. Ltd.	5,100	54,997
Tokyu Fudosan Holdings Corp.	25,500	143,707
TOTO Ltd.	5,100	183,022
Toyota Motor Corp.	56,100	3,288,304
Trend Micro Inc./Japan	5,600	323,530
Unicharm Corp.	15,300	416,478
Yamaha Corp.	5,100	224,824
Yamato Holdings Co. Ltd.	10,200	279,279
Yaskawa Electric Corp.	10,500	303,775
Yokogawa Electric Corp.	10,200	200,737

		45,707,127
Netherlands — 3.5%
Aegon NV	55,080	338,753
ASML Holding NV	10,374	1,773,952
EXOR NV	2,971	168,449

116

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV	44,625	$1,022,876
Koninklijke DSM NV	8,027	703,770
NN Group NV	10,863	467,716
Wolters Kluwer NV	8,127	461,888

		4,937,404
New Zealand — 0.5%
a2 Milk Co. Ltd.(a)(b)	47,508	323,257
Fisher & Paykel Healthcare Corp. Ltd.	17,156	152,359
Ryman Healthcare Ltd.	25,761	203,545

		679,161
Norway — 1.7%
Aker BP ASA	6,069	200,737
Equinor ASA	57,171	1,491,693
Marine Harvest ASA	12,388	300,674
Telenor ASA	21,012	386,618

		2,379,722
Portugal — 0.1%
Galp Energia SGPS SA	9,200	160,478

Singapore — 3.5%
DBS Group Holdings Ltd.	117,500	1,990,576
Keppel Corp. Ltd.	39,100	175,058
Oversea-Chinese Banking Corp. Ltd.	153,400	1,189,714
SATS Ltd.	30,600	110,043
United Overseas Bank Ltd.	71,400	1,257,028
Venture Corp. Ltd.	10,200	112,842

		4,835,261
Spain — 0.9%
Amadeus IT Group SA	12,965	1,045,634
Bankinter SA	17,238	141,486

		1,187,120
Sweden — 2.3%
Alfa Laval AB	6,646	169,937
Hexagon AB, Class B	10,965	538,190
Kinnevik AB, Class B	9,945	276,271
Lundin Petroleum AB	7,701	235,419
Swedish Match AB	10,455	533,405
Tele2 AB, Class B	11,495	130,801
Telefonaktiebolaget LM Ericsson, Class B	101,286	884,121
Telia Co. AB	93,432	421,787

		3,189,931
Switzerland — 4.4%
Barry Callebaut AG, Registered	102	199,660
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	51	352,371
Credit Suisse Group AG, Registered	55,998	735,951
Givaudan SA, Registered	225	546,675
Julius Baer Group Ltd.	5,471	250,407
Pargesa Holding SA, Bearer	2,091	153,723
Partners Group Holding AG	676	482,185
Sika AG, Registered	2,259	290,151
Straumann Holding AG, Registered	306	209,141
Swatch Group AG (The), Bearer	1,326	449,250
Swatch Group AG (The), Registered	612	40,916
Swiss Prime Site AG, Registered	2,060	167,520
Swiss Re AG	6,834	617,975
Temenos AG, Registered	2,142	294,927
Vifor Pharma AG	2,040	295,180

Security	Shares	Value
Switzerland (continued)
Zurich Insurance Group AG	3,676	$1,144,570

		6,230,602
United Kingdom — 8.3%
Ashtead Group PLC	12,044	297,858
Croda International PLC	4,151	255,650
easyJet PLC	6,324	96,966
Ferguson PLC	5,254	354,663
Hargreaves Lansdown PLC	10,455	249,544
InterContinental Hotels Group PLC	5,202	273,186
J Sainsbury PLC	57,783	229,766
London Stock Exchange Group PLC	10,761	593,306
Next PLC	3,774	250,949
NMC Health PLC	4,641	209,449
Pearson PLC	23,409	268,779
Royal Dutch Shell PLC, Class A	112,754	3,602,505
Royal Dutch Shell PLC, Class B	101,082	3,312,889
Royal Mail PLC	59,670	273,713
Segro PLC	47,447	372,604
Tesco PLC	387,549	1,056,241

		11,698,068

Total Common Stocks — 98.7% (Cost: $147,371,068)		138,488,020

Preferred Stocks

Germany — 0.9%
Porsche Automobil Holding SE, Preference Shares, NVS	4,233	269,930
Sartorius AG, Preference Shares, NVS	2,142	310,655
Volkswagen AG, Preference Shares, NVS	4,386	739,271

		1,319,856

Total Preferred Stocks — 0.9% (Cost: $1,518,768)		1,319,856

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	188,603	188,640
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	47,533	47,533

		236,173

Total Short-Term Investments — 0.2% (Cost: $236,147)		236,173

Total Investments in Securities — 99.8% (Cost: $149,125,983)		140,044,049
Other Assets, Less Liabilities — 0.2%		278,041

Net Assets — 100.0%		$140,322,090

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

117

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Momentum Factor ETF

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	625,910	(437,307)	188,603	$188,640	$6,236	(a)	$3	$(19)
BlackRock Cash Funds: Treasury, SL Agency Shares	36,826	10,707	47,533	47,533	330		—	—

				$236,173	$6,566		$3	$(19)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$138,488,020	$—	$—	$138,488,020
Preferred Stocks	1,319,856	—	—	1,319,856
Money Market Funds	236,173	—	—	236,173

	$140,044,049	$—	$—	$140,044,049

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

118

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 5.3%
Aristocrat Leisure Ltd.	15,681	$294,519
ASX Ltd.	6,459	270,869
Brambles Ltd.	36,268	272,987
Coca-Cola Amatil Ltd.	5,920	41,580
Cochlear Ltd.	1,404	176,707
CSL Ltd.	8,943	1,191,610
Dexus	23,330	168,658
Domino’s Pizza Enterprises Ltd.	1,816	69,516
Flight Centre Travel Group Ltd.	1,360	44,725
Goodman Group	26,905	197,935
GPT Group (The)	34,745	127,068
Insurance Australia Group Ltd.	72,046	348,759
LendLease Group	11,101	138,474
Medibank Pvt Ltd.	112,931	223,311
Mirvac Group	61,452	94,512
REA Group Ltd.	1,062	53,908
Rio Tinto Ltd.	9,628	521,342
Scentre Group	111,505	314,536
Seek Ltd.	4,680	59,241
Telstra Corp. Ltd.	124,862	272,567
TPG Telecom Ltd.(a)	9,092	46,203
Vicinity Centres	67,200	126,214
Woodside Petroleum Ltd.	28,302	699,058

		5,754,299
Austria — 0.3%
ANDRITZ AG	1,056	54,752
OMV AG	4,533	252,337

		307,089
Belgium — 0.1%
Colruyt SA	1,090	63,381
Proximus SADP	3,739	95,533

		158,914
Canada — 7.9%
Alimentation Couche-Tard Inc., Class B	6,055	289,875
BCE Inc.	2,040	79,146
Cameco Corp.	10,725	115,151
Canadian Imperial Bank of Commerce	10,287	890,483
Canadian National Railway Co.	16,248	1,392,385
Canadian Pacific Railway Ltd.	3,081	633,373
CCL Industries Inc., Class B, NVS	3,005	126,721
CGI Group Inc., Class A(b)	4,286	265,335
CI Financial Corp.	10,293	152,602
Constellation Software Inc./Canada	524	361,507
Gildan Activewear Inc.	5,360	160,606
Great-West Lifeco Inc.	9,134	210,119
IGM Financial Inc.	1,663	40,940
Imperial Oil Ltd.	6,981	218,587
Industrial Alliance Insurance & Financial Services Inc.	2,808	99,512
Intact Financial Corp.	3,788	300,011
Inter Pipeline Ltd.	13,430	218,337
Keyera Corp.	8,408	210,000
Linamar Corp.	1,000	41,508
Magna International Inc.	7,656	377,830
Manulife Financial Corp.	48,902	771,931
Metro Inc.	3,649	114,784
Pembina Pipeline Corp.	15,608	506,064
Power Financial Corp.	4,628	99,908
PrairieSky Royalty Ltd.	6,372	97,042

Security	Shares	Value
Canada (continued)
Saputo Inc.	3,967	$121,162
Sun Life Financial Inc.	16,180	593,975
West Fraser Timber Co. Ltd.	1,203	60,587

		8,549,481
Denmark — 3.6%
Chr Hansen Holding A/S	3,175	321,034
Coloplast A/S, Class B	2,961	276,553
DSV A/S	3,535	284,316
Novo Nordisk A/S, Class B	47,901	2,072,531
Novozymes A/S, Class B	7,455	368,521
Orsted A/S(c)	3,339	212,215
Pandora A/S	3,298	206,404
Tryg A/S	4,287	103,648
William Demant Holding A/S(b)	2,082	68,549

		3,913,771
Finland — 1.9%
Elisa OYJ	4,373	174,162
Fortum OYJ	6,182	130,249
Kone OYJ, Class B	11,260	548,855
Nokian Renkaat OYJ	2,406	76,549
Orion OYJ, Class B	2,693	92,760
Sampo OYJ, Class A	13,041	600,796
UPM-Kymmene OYJ	9,645	310,472
Wartsila OYJ Abp	9,730	165,975

		2,099,818
France — 10.4%
Amundi SA(c)	1,612	96,036
AXA SA, NVS	47,050	1,180,283
Bureau Veritas SA, NVS	4,928	111,394
Dassault Aviation SA, NVS	40	66,397
Faurecia SA, NVS	1,738	84,500
Hermes International, NVS	1,000	572,190
Legrand SA	4,298	281,185
L’Oreal SA	3,831	863,368
LVMH Moet Hennessy Louis Vuitton SE, NVS	5,520	1,681,192
Safran SA, NVS	6,560	847,711
SCOR SE	3,242	150,130
Societe BIC SA, NVS	483	46,298
Sodexo SA, NVS	1,704	173,996
Thales SA, NVS	2,008	257,093
TOTAL SA, NVS	79,062	4,654,637
Unibail-Rodamco-Westfield	283	51,394
Unibail-Rodamco-Westfield, New(b)	477	86,626
Valeo SA, NVS	4,265	137,967

		11,342,397
Germany — 10.1%
adidas AG	4,405	1,038,145
Allianz SE, Registered	11,201	2,340,781
BASF SE	19,422	1,497,074
Beiersdorf AG	1,537	159,173
Continental AG	2,502	413,752
Covestro AG(c)	6,446	417,184
Deutsche Post AG, Registered	20,148	638,061
E.ON SE	30,747	298,073
GEA Group AG	2,950	89,779
Hannover Rueck SE	1,731	233,592
Henkel AG & Co. KGaA	1,761	172,793
HUGO BOSS AG	2,252	161,212
MTU Aero Engines AG	1,058	225,128

119

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	3,142	$676,230
ProSiebenSat.1 Media SE	5,420	125,402
RTL Group SA	945	60,710
SAP SE	17,059	1,829,654
Siemens Healthineers AG(b)(c)	4,785	198,378
Symrise AG	2,213	185,952
TUI AG	13,646	226,496

		10,987,569
Hong Kong — 7.1%
AIA Group Ltd.	400,000	3,028,293
ASM Pacific Technology Ltd.	8,400	72,541
CK Infrastructure Holdings Ltd.	2,000	14,619
CLP Holdings Ltd.	22,000	246,677
Dairy Farm International Holdings Ltd.	12,000	108,360
Galaxy Entertainment Group Ltd.	40,000	216,343
Hang Seng Bank Ltd.	24,000	562,084
Henderson Land Development Co. Ltd.	40,392	188,064
Hong Kong & China Gas Co. Ltd.	200,898	383,376
Hong Kong Exchanges & Clearing Ltd.	40,900	1,085,185
Hongkong Land Holdings Ltd.	28,000	165,760
Link REIT	60,000	531,929
Minth Group Ltd.	8,000	25,920
Power Assets Holdings Ltd.	21,000	140,234
Sands China Ltd.	67,200	264,877
Sino Land Co. Ltd.	80,000	125,520
Sun Hung Kai Properties Ltd.	21,000	272,967
Swire Properties Ltd.	40,000	136,490
Techtronic Industries Co. Ltd.	22,500	105,333

		7,674,572
Ireland — 0.2%
Kerry Group PLC, Class A	2,140	219,438
Ryanair Holdings PLC, ADR, NVS(b)	579	47,941

		267,379
Israel — 0.6%
Bank Leumi Le-Israel BM	32,810	204,677
Check Point Software Technologies Ltd.(b)	3,240	359,640
Elbit Systems Ltd.	506	60,494

		624,811
Italy — 1.1%
Assicurazioni Generali SpA	26,420	427,474
Luxottica Group SpA	3,694	232,378
Moncler SpA	5,812	202,168
Recordati SpA	2,250	76,277
Snam SpA	64,227	265,911

		1,204,208
Japan — 10.5%
ABC-Mart Inc.	100	5,848
Calbee Inc.	100	3,323
Daicel Corp.	4,200	44,473
Daito Trust Construction Co. Ltd.	2,300	303,664
Daiwa House Industry Co. Ltd.	12,600	380,607
Disco Corp.	100	15,923
Hitachi Chemical Co. Ltd.	4,200	66,281
Hoshizaki Corp.	200	16,145
Hoya Corp.	8,000	454,672
Inpex Corp.	28,500	328,171
Japan Airlines Co. Ltd.	4,200	149,496
Japan Exchange Group Inc.	16,800	301,598

Security	Shares	Value
Japan (continued)
Japan Tobacco Inc.	16,500	$424,946
JSR Corp.	4,200	62,746
Kakaku.com Inc.	4,200	76,181
Kao Corp.	8,400	560,546
KDDI Corp.	40,000	997,563
Keyence Corp.	1,500	735,014
Koito Manufacturing Co. Ltd.	1,000	47,672
Kuraray Co. Ltd.	8,400	115,741
M3 Inc.	8,400	135,317
MISUMI Group Inc.	4,200	84,331
MS&AD Insurance Group Holdings Inc.	8,700	262,569
Nabtesco Corp.	600	13,228
Nissan Chemical Corp.	4,200	198,733
Nitori Holdings Co. Ltd.	1,100	143,622
Nitto Denko Corp.	4,200	263,414
NTT DOCOMO Inc.	29,400	741,024
Oracle Corp. Japan	500	33,937
Osaka Gas Co. Ltd.	4,500	82,579
Otsuka Corp.	4,000	132,914
Recruit Holdings Co. Ltd.	21,000	565,123
Ryohin Keikaku Co. Ltd.	300	79,243
Seven Bank Ltd.	21,000	65,686
Shin-Etsu Chemical Co. Ltd.	8,000	671,233
Showa Shell Sekiyu KK	12,000	231,377
SMC Corp./Japan	700	224,226
Sompo Holdings Inc.	8,400	348,341
Sony Financial Holdings Inc.	4,200	97,692
Subaru Corp.	12,700	343,566
Sysmex Corp.	2,500	175,535
T&D Holdings Inc.	12,600	203,087
Taisei Corp.	4,200	179,939
Tokyo Gas Co. Ltd.	4,000	98,569
Tosoh Corp.	4,500	59,532
Trend Micro Inc./Japan	4,000	231,093
Unicharm Corp.	4,200	114,327
USS Co. Ltd.	8,500	153,423
Yahoo Japan Corp.	26,100	82,101
Yamaguchi Financial Group Inc.	8,000	84,569
ZOZO Inc.	8,400	202,380

		11,393,320
Netherlands — 3.2%
ASML Holding NV	8,310	1,421,008
Koninklijke Vopak NV	2,174	98,530
Randstad NV	1,791	90,405
Unilever NV, CVA	27,453	1,478,294
Wolters Kluwer NV	6,498	369,306

		3,457,543
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	12,576	111,685
Meridian Energy Ltd.	19,888	40,714
Ryman Healthcare Ltd.	9,260	73,166
Spark New Zealand Ltd.	53,681	138,462

		364,027
Norway — 0.4%
Gjensidige Forsikring ASA	7,388	114,798
Telenor ASA	15,526	285,676

		400,474
Portugal — 0.4%
Galp Energia SGPS SA	19,899	347,104

120

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	5,452	$67,087

		414,191
Singapore — 0.7%
ComfortDelGro Corp. Ltd.	34,500	56,055
SATS Ltd.	16,800	60,416
Singapore Exchange Ltd.	38,200	188,683
Singapore Technologies Engineering Ltd.	38,200	97,927
Singapore Telecommunications Ltd.	160,200	365,563
Venture Corp. Ltd.	4,000	44,252

		812,896
Spain — 2.7%
Amadeus IT Group SA	12,122	977,645
Enagas SA	1,189	31,578
Endesa SA	7,254	151,890
Iberdrola SA	77,800	551,474
Industria de Diseno Textil SA	34,229	966,864
Mapfre SA	27,772	83,199
Red Electrica Corp. SA	7,274	150,825

		2,913,475
Sweden — 3.1%
Assa Abloy AB, Class B	19,214	383,662
Atlas Copco AB, Class A	20,056	497,247
Atlas Copco AB, Class B	8,545	196,102
Boliden AB	7,168	164,030
Electrolux AB, Series B	5,777	120,221
Epiroc AB, Class A(b)	20,056	176,341
Epiroc AB, Class B(b)	9,865	81,416
Hennes & Mauritz AB, Class B	25,104	444,251
Industrivarden AB, Class C	4,586	95,436
Investor AB, Class B	12,185	528,878
L E Lundbergforetagen AB, Class B	1,429	44,154
Sandvik AB	20,334	322,373
Securitas AB, Class B	5,348	91,838
Skanska AB, Class B	7,543	118,885
SKF AB, Class B	6,899	110,961

		3,375,795
Switzerland — 12.0%
ABB Ltd., Registered	29,493	595,196
Adecco Group AG, Registered	3,441	168,783
Baloise Holding AG, Registered	1,216	174,319
EMS-Chemie Holding AG, Registered	320	176,558
Geberit AG, Registered	1,004	393,555
Givaudan SA, Registered	234	568,542
Kuehne + Nagel International AG, Registered	1,768	246,244
Nestle SA, Registered	36,531	3,091,280
Partners Group Holding AG	857	611,291
Roche Holding AG, NVS	16,200	3,947,331
Schindler Holding AG, Participation Certificates, NVS	1,285	271,333
Schindler Holding AG, Registered	452	94,004
SGS SA, Registered	129	306,758
Sika AG, Registered	3,288	422,318
Straumann Holding AG, Registered	210	143,528
Swiss Life Holding AG, Registered	806	304,644
Swisscom AG, Registered	527	241,731
Temenos AG, Registered	1,429	196,756
Zurich Insurance Group AG	3,549	1,105,027

		13,059,198
United Kingdom — 17.4%
3i Group PLC	37,614	422,074

Security	Shares	Value
United Kingdom (continued)
Admiral Group PLC	10,066	$258,909
Ashtead Group PLC	10,707	264,793
Associated British Foods PLC	4,161	126,857
AstraZeneca PLC	25,625	1,961,266
Babcock International Group PLC	3,430	26,787
BAE Systems PLC	80,369	539,952
Berkeley Group Holdings PLC	4,163	186,228
BT Group PLC	234,658	721,251
Bunzl PLC	9,014	266,172
Burberry Group PLC	13,190	305,217
Centrica PLC	96,002	180,565
Compass Group PLC	34,979	688,294
Croda International PLC	4,143	255,157
Diageo PLC	55,790	1,930,771
Direct Line Insurance Group PLC	40,216	169,317
Experian PLC	20,527	472,766
Ferguson PLC	4,230	285,540
Hargreaves Lansdown PLC	14,486	345,757
Imperial Brands PLC	13,819	468,446
Intertek Group PLC	4,337	259,790
ITV PLC	99,448	189,270
Johnson Matthey PLC	4,251	161,485
Legal & General Group PLC	195,725	628,970
London Stock Exchange Group PLC	9,589	528,688
Mondi PLC	8,749	206,197
National Grid PLC	38,183	404,553
Next PLC	2,762	183,657
Persimmon PLC	8,905	261,020
Prudential PLC	62,465	1,253,489
RELX PLC	39,330	778,935
Rio Tinto PLC	26,645	1,294,926
Sage Group PLC (The)	31,132	216,556
Schroders PLC	4,777	163,582
Severn Trent PLC	3,052	72,651
Smith & Nephew PLC	14,742	239,884
Smiths Group PLC	7,658	136,745
SSE PLC	19,972	291,302
St. James’s Place PLC	15,202	196,866
Taylor Wimpey PLC	92,406	190,686
Unilever PLC	21,111	1,118,500
Whitbread PLC	3,659	205,713

		18,859,584

Total Common Stocks — 99.3% (Cost: $113,613,924)		107,934,811

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	2,002	92,867
Henkel AG & Co. KGaA, Preference Shares, NVS	2,602	284,736

		377,603

Total Preferred Stocks — 0.3% (Cost: $432,452)		377,603

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(d)(e)(f)	37,039	37,046

121

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(d)(e)	151,635	$151,635

		188,681

Total Short-Term Investments — 0.2% (Cost: $188,679)		188,681

Total Investments in Securities — 99.8% (Cost: $114,235,055)		108,501,095
Other Assets, Less Liabilities — 0.2%		173,792

Net Assets — 100.0%		$108,674,887

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,363	13,676	37,039	$37,046	$2,631	(a)	$(7)	$(2)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,002	144,633	151,635	151,635	238		—	—

				$188,681	$2,869		$(7)	$(2)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$107,934,811	$—	$—	$107,934,811
Preferred Stocks	377,603	—	—	377,603
Money Market Funds	188,681	—	—	188,681

	$108,501,095	$—	$—	$108,501,095

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

122

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 7.5%
AGL Energy Ltd.	457	$5,830
Alumina Ltd.	1,977	3,573
Amcor Ltd./Australia	662	6,240
AMP Ltd.	2,669	4,672
APA Group	1,187	8,076
Aristocrat Leisure Ltd.	329	6,179
ASX Ltd.	334	14,007
Aurizon Holdings Ltd.	1,651	4,915
AusNet Services	7,831	9,491
Australia & New Zealand Banking Group Ltd.	273	5,017
Bank of Queensland Ltd.	555	3,796
Bendigo & Adelaide Bank Ltd.	560	4,060
BHP Billiton Ltd.	191	4,360
Boral Ltd.	1,027	4,083
Brambles Ltd.	953	7,173
Caltex Australia Ltd.	234	4,687
Challenger Ltd./Australia	498	3,621
CIMIC Group Ltd.	124	4,156
Coca-Cola Amatil Ltd.	1,062	7,459
Cochlear Ltd.	51	6,419
Commonwealth Bank of Australia	142	6,968
Computershare Ltd.	494	6,922
Crown Resorts Ltd.	375	3,325
CSL Ltd.	65	8,661
Dexus	1,358	9,817
Domino’s Pizza Enterprises Ltd.(a)	101	3,866
Flight Centre Travel Group Ltd.	82	2,697
Goodman Group	1,429	10,513
GPT Group (The)	2,685	9,819
Harvey Norman Holdings Ltd.	1,745	3,945
Healthscope Ltd.	2,203	3,295
Incitec Pivot Ltd.	1,521	4,204
Insurance Australia Group Ltd.	1,518	7,347
James Hardie Industries PLC	365	4,861
LendLease Group	517	6,449
Macquarie Group Ltd.	92	7,642
Medibank Pvt Ltd.	2,100	4,153
Mirvac Group	5,414	8,327
National Australia Bank Ltd.	290	5,182
Newcrest Mining Ltd.	151	2,206
Oil Search Ltd.	531	2,924
Orica Ltd.	265	3,223
Origin Energy Ltd.(b)	488	2,521
QBE Insurance Group Ltd.	628	5,039
Ramsay Health Care Ltd.	138	5,499
REA Group Ltd.	128	6,497
Rio Tinto Ltd.	61	3,303
Santos Ltd.	454	2,137
Scentre Group	2,806	7,915
Seek Ltd.	351	4,443
Sonic Healthcare Ltd.	431	6,888
South32 Ltd.	959	2,461
Stockland	3,253	8,323
Suncorp Group Ltd.	778	7,725
Sydney Airport	1,186	5,413
Tabcorp Holdings Ltd.	1,786	5,848
Telstra Corp. Ltd.	4,246	9,269
TPG Telecom Ltd.	911	4,630

Security	Shares	Value
Australia (continued)
Transurban Group	1,262	$10,143
Treasury Wine Estates Ltd.	386	4,137
Vicinity Centres	4,754	8,929
Wesfarmers Ltd.	283	9,351
Westpac Banking Corp.	253	4,815
Woodside Petroleum Ltd.	199	4,915
Woolworths Group Ltd.	329	6,629

		380,990
Austria — 0.4%
ANDRITZ AG	120	6,222
Erste Group Bank AG	89	3,630
OMV AG	81	4,509
Raiffeisen Bank International AG	80	2,185
voestalpine AG	75	2,667

		19,213
Belgium — 1.4%
Ageas	143	7,163
Anheuser-Busch InBev SA/NV	69	5,093
Colruyt SA	235	13,665
Groupe Bruxelles Lambert SA	90	8,380
KBC Group NV	69	4,761
Proximus SADP	307	7,844
Solvay SA	33	3,764
Telenet Group Holding NV	126	6,122
UCB SA	62	5,211
Umicore SA	124	5,843

		67,846
Canada — 12.4%
Alimentation Couche-Tard Inc., Class B	154	7,373
AltaGas Ltd.	387	4,877
ARC Resources Ltd.	342	3,192
Atco Ltd./Canada, Class I, NVS	305	8,914
Aurora Cannabis Inc.(b)	539	3,669
Australis Capital Inc.(b)	11	14
Bank of Montreal	176	13,191
Bank of Nova Scotia (The)	201	10,813
BCE Inc.	496	19,243
Bombardier Inc., Class B(b)	342	831
Brookfield Asset Management Inc., Class A	279	11,413
CAE Inc.	567	10,025
Cameco Corp.	337	3,618
Canadian Imperial Bank of Commerce	160	13,850
Canadian National Railway Co.	89	7,627
Canadian Natural Resources Ltd.	91	2,503
Canadian Pacific Railway Ltd.	28	5,756
Canadian Tire Corp. Ltd., Class A, NVS	63	7,107
Canadian Utilities Ltd., Class A, NVS	369	8,775
Cenovus Energy Inc.	234	1,985
CGI Group Inc., Class A(b)	167	10,339
CI Financial Corp.	646	9,577
Constellation Software Inc./Canada	12	8,279
Crescent Point Energy Corp.	259	1,227
Dollarama Inc.	162	4,491
Emera Inc.	427	13,207
Empire Co. Ltd., Class A, NVS	188	3,429
Enbridge Inc.	238	7,434
Fairfax Financial Holdings Ltd.	16	7,794
Finning International Inc.	209	4,351
First Capital Realty Inc.	1,235	18,470

123

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Fortis Inc./Canada	360	$11,925
Franco-Nevada Corp.	95	5,948
George Weston Ltd.	172	12,541
Gildan Activewear Inc.	260	7,791
Goldcorp Inc.	279	2,526
Great-West Lifeco Inc.	417	9,593
H&R Real Estate Investment Trust	1,052	15,949
Husky Energy Inc.	272	3,855
Hydro One Ltd.(c)	455	6,635
IGM Financial Inc.	343	8,444
Imperial Oil Ltd.	226	7,076
Industrial Alliance Insurance & Financial Services Inc.	164	5,812
Intact Financial Corp.	260	20,592
Keyera Corp.	267	6,669
Loblaw Companies Ltd.	252	12,634
Magna International Inc.	101	4,984
Manulife Financial Corp.	289	4,562
Metro Inc.	390	12,268
National Bank of Canada	196	8,919
Nutrien Ltd.	85	4,511
Onex Corp.	162	10,677
Open Text Corp.	186	6,294
Pembina Pipeline Corp.	232	7,522
Power Corp. of Canada	354	7,327
Power Financial Corp.	453	9,779
PrairieSky Royalty Ltd.	249	3,792
Restaurant Brands International Inc.	86	4,723
RioCan REIT	884	16,155
Rogers Communications Inc., Class B, NVS	230	11,873
Royal Bank of Canada	210	15,338
Saputo Inc.	327	9,987
Seven Generations Energy Ltd., Class A(b)	222	2,385
Shaw Communications Inc., Class B, NVS	569	10,620
Shopify Inc., Class A(a)(b)	34	4,709
SmartCentres Real Estate Investment Trust	630	14,430
SNC-Lavalin Group Inc.	218	7,802
Sun Life Financial Inc.	199	7,305
Suncor Energy Inc.	175	5,885
Teck Resources Ltd., Class B	42	870
TELUS Corp.	472	16,202
Thomson Reuters Corp.	321	14,976
Toronto-Dominion Bank (The)	289	16,071
Tourmaline Oil Corp.	177	2,588
TransCanada Corp.	245	9,261
Vermilion Energy Inc.	148	3,934
West Fraser Timber Co. Ltd.	48	2,417

		629,530
Denmark — 1.7%
AP Moller — Maersk A/S, Class B, NVS	5	6,351
Carlsberg A/S, Class B	65	7,173
Chr Hansen Holding A/S	82	8,291
Coloplast A/S, Class B	76	7,098
Danske Bank A/S	308	5,910
DSV A/S	90	7,239
Genmab A/S(b)	17	2,330
H Lundbeck A/S	57	2,663
ISS A/S	214	7,039
Novo Nordisk A/S, Class B	92	3,981
Novozymes A/S, Class B	101	4,993
Orsted A/S(c)	80	5,084

Security	Shares	Value
Denmark (continued)
Pandora A/S	35	$2,190
Tryg A/S	360	8,704
William Demant Holding A/S(b)	219	7,210

		86,256
Finland — 1.2%
Elisa OYJ	204	8,125
Fortum OYJ	196	4,130
Kone OYJ, Class B	112	5,459
Metso OYJ	107	3,384
Neste OYJ	52	4,287
Nokia OYJ	832	4,713
Nokian Renkaat OYJ	119	3,786
Nordea Bank Abp	540	4,702
Orion OYJ, Class B	136	4,684
Sampo OYJ, Class A	141	6,496
Stora Enso OYJ, Class R	216	3,256
UPM-Kymmene OYJ	131	4,217
Wartsila OYJ Abp	255	4,350

		61,589
France — 8.1%
Accor SA, NVS	103	4,717
Aeroports de Paris, NVS	40	8,380
Air Liquide SA	63	7,638
Airbus SE	44	4,871
Alstom SA, NVS	145	6,350
Amundi SA(c)	63	3,753
Arkema SA, NVS	32	3,364
Atos SE	57	4,894
AXA SA, NVS	156	3,913
BioMerieux, NVS	77	5,880
BNP Paribas SA	43	2,248
Bollore SA, NVS	1,061	4,499
Bouygues SA, NVS	132	4,822
Bureau Veritas SA, NVS	353	7,979
Capgemini SE	54	6,608
Carrefour SA, NVS	269	5,227
Casino Guichard Perrachon SA, NVS(a)	70	3,093
Cie. de Saint-Gobain, NVS	90	3,390
Cie. Generale des Etablissements Michelin SCA, NVS	45	4,627
CNP Assurances, NVS	225	5,022
Covivio	79	7,944
Credit Agricole SA	228	2,926
Danone SA, NVS	121	8,580
Dassault Aviation SA, NVS	3	4,980
Dassault Systemes SE, NVS	76	9,546
Edenred, NVS	132	5,015
Eiffage SA, NVS	57	5,581
Electricite de France SA, NVS	246	4,092
Engie SA	286	3,816
EssilorLuxottica SA, NVS	53	7,251
Eurazeo SE, NVS	94	6,875
Eurofins Scientific SE, NVS	8	4,046
Eutelsat Communications SA	180	3,653
Gecina SA	61	8,964
Getlink, NVS	491	6,184
Hermes International, NVS	15	8,583
ICADE	90	7,638
Iliad SA, NVS	36	4,171
Imerys SA, NVS	85	5,249

124

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Ingenico Group SA, NVS	44	$3,123
Ipsen SA, NVS	30	4,167
JCDecaux SA	150	4,939
Kering SA, NVS	11	4,906
Klepierre SA	172	5,847
Legrand SA	101	6,608
L’Oreal SA	45	10,141
LVMH Moet Hennessy Louis Vuitton SE, NVS	20	6,091
Natixis SA	469	2,745
Orange SA, NVS	299	4,682
Pernod Ricard SA, NVS	58	8,859
Peugeot SA, NVS	102	2,430
Publicis Groupe SA, NVS	105	6,096
Remy Cointreau SA, NVS	45	5,349
Renault SA, NVS	33	2,470
Rexel SA	224	2,860
Safran SA, NVS	55	7,107
Sanofi, NVS	54	4,824
Schneider Electric SE, NVS	64	4,638
SCOR SE	134	6,205
SEB SA, NVS	34	4,881
SES SA	209	4,493
Societe BIC SA, NVS	70	6,710
Societe Generale SA, NVS	66	2,429
Sodexo SA, NVS	63	6,433
Suez	373	5,403
Teleperformance, NVS	39	6,434
Thales SA, NVS	74	9,475
TOTAL SA, NVS	73	4,298
Unibail-Rodamco-Westfield	38	6,901
Unibail-Rodamco-Westfield, New(b)	24	4,359
Valeo SA, NVS	63	2,038
Veolia Environnement SA, NVS	267	5,330
Vinci SA	97	8,669
Vivendi SA, NVS	224	5,416
Wendel SA, NVS	52	6,752

		410,477
Germany — 5.7%
1&1 Drillisch AG(a)	93	4,156
adidas AG	23	5,420
Allianz SE, Registered	34	7,105
Axel Springer SE	122	8,114
BASF SE	50	3,854
Bayer AG, Registered	46	3,533
Bayerische Motoren Werke AG	55	4,750
Beiersdorf AG	105	10,874
Brenntag AG	114	5,964
Continental AG	22	3,638
Covestro AG(c)	51	3,301
Daimler AG, Registered	57	3,382
Deutsche Boerse AG	52	6,590
Deutsche Lufthansa AG, Registered	113	2,274
Deutsche Post AG, Registered	153	4,845
Deutsche Telekom AG, Registered	393	6,454
Deutsche Wohnen SE	193	8,843
E.ON SE	369	3,577
Evonik Industries AG	158	4,905
Fraport AG Frankfurt Airport Services Worldwide	88	6,810
Fresenius Medical Care AG & Co. KGaA	77	6,048
Fresenius SE & Co. KGaA	80	5,101

Security	Shares	Value
Germany (continued)
GEA Group AG	126	$3,835
Hannover Rueck SE	58	7,827
HeidelbergCement AG	53	3,603
Henkel AG & Co. KGaA	63	6,182
HOCHTIEF AG	37	5,492
HUGO BOSS AG	48	3,436
Infineon Technologies AG	327	6,562
Innogy SE(b)	72	3,004
K+S AG, Registered(a)	89	1,661
KION Group AG	66	3,866
LANXESS AG	54	3,350
MAN SE	190	19,806
Merck KGaA	52	5,575
METRO AG	313	4,717
MTU Aero Engines AG	33	7,022
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	36	7,748
OSRAM Licht AG	63	2,557
ProSiebenSat.1 Media SE	167	3,864
QIAGEN NV(b)	145	5,269
RTL Group SA	135	8,673
SAP SE	86	9,224
Siemens AG, Registered	39	4,495
Siemens Healthineers AG(b)(c)	105	4,353
Symrise AG	112	9,411
Telefonica Deutschland Holding AG	1,271	4,947
thyssenkrupp AG(a)	123	2,589
TUI AG	329	5,461
United Internet AG, Registered(d)	124	5,139
Volkswagen AG	6	991
Vonovia SE	149	6,824

		287,021
Hong Kong — 5.7%
AIA Group Ltd.	1,000	7,571
ASM Pacific Technology Ltd.	300	2,591
Bank of East Asia Ltd. (The)	1,600	5,184
BOC Hong Kong Holdings Ltd.	1,500	5,606
CK Asset Holdings Ltd.	1,000	6,493
CK Hutchison Holdings Ltd.	1,000	10,071
CK Infrastructure Holdings Ltd.	1,000	7,309
CLP Holdings Ltd.	2,000	22,425
Dairy Farm International Holdings Ltd.	700	6,321
Hang Lung Group Ltd.	2,000	4,919
Hang Lung Properties Ltd.	2,000	3,623
Hang Seng Bank Ltd.	600	14,052
Henderson Land Development Co. Ltd.	1,331	6,197
HK Electric Investments & HK Electric Investments Ltd.	15,500	14,750
HKT Trust & HKT Ltd.	7,000	9,644
Hong Kong & China Gas Co. Ltd.	9,196	17,549
Hong Kong Exchanges & Clearing Ltd.	100	2,653
Hongkong Land Holdings Ltd.	1,200	7,104
Hysan Development Co. Ltd.	2,000	9,376
Jardine Matheson Holdings Ltd.	100	5,771
Jardine Strategic Holdings Ltd.	300	10,050
Kerry Properties Ltd.	1,000	3,144
Li & Fung Ltd.	8,000	1,582
Link REIT	1,000	8,865
Melco Resorts & Entertainment Ltd., ADR	88	1,463
MGM China Holdings Ltd.	1,200	1,696
MTR Corp. Ltd.	2,000	9,695

125

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
New World Development Co. Ltd.	5,000	$6,340
NWS Holdings Ltd.	3,000	5,939
PCCW Ltd.	11,000	6,034
Power Assets Holdings Ltd.	1,000	6,678
Sands China Ltd.	400	1,577
Shangri-La Asia Ltd.	2,000	2,730
Sino Land Co. Ltd.	4,000	6,276
SJM Holdings Ltd.	3,000	2,422
Swire Pacific Ltd., Class A	1,000	10,377
Swire Properties Ltd.	2,200	7,507
Techtronic Industries Co. Ltd.	1,000	4,681
WH Group Ltd.(c)	5,000	3,502
Wharf Real Estate Investment Co. Ltd.	1,000	6,193
Wheelock & Co. Ltd.	1,000	5,338
Wynn Macau Ltd.	800	1,651
Yue Yuen Industrial Holdings Ltd.	1,500	4,104

		287,053
Ireland — 0.4%
CRH PLC	152	4,552
Kerry Group PLC, Class A	104	10,664
Paddy Power Betfair PLC	27	2,331
Ryanair Holdings PLC, ADR, NVS(b)	36	2,981

		20,528
Israel — 1.4%
Azrieli Group Ltd.	157	7,618
Bank Hapoalim BM	1,518	10,277
Bank Leumi Le-Israel BM	1,468	9,158
Bezeq The Israeli Telecommunication Corp. Ltd.	3,876	4,455
Check Point Software Technologies Ltd.(b)	87	9,657
Elbit Systems Ltd.	54	6,456
Israel Chemicals Ltd.	865	4,987
Mizrahi Tefahot Bank Ltd.	524	8,824
Nice Ltd.(b)	89	9,430
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	84	1,678

		72,540
Italy — 1.8%
Assicurazioni Generali SpA	267	4,320
Atlantia SpA	235	4,729
CNH Industrial NV	306	3,185
Davide Campari-Milano SpA, NVS	1,037	7,984
Enel SpA	1,649	8,098
Eni SpA	286	5,089
Intesa Sanpaolo SpA	2,850	6,307
Leonardo SpA	214	2,325
Luxottica Group SpA	126	7,926
Mediobanca Banca di Credito Finanziario SpA	521	4,576
Poste Italiane SpA(c)	265	1,907
Prysmian SpA	286	5,561
Recordati SpA	138	4,678
Snam SpA	1,691	7,001
Telecom Italia SpA/Milano(b)	5,212	3,066
Tenaris SA	258	3,840
Terna Rete Elettrica Nazionale SpA	2,210	11,431

		92,023
Japan — 22.5%
ABC-Mart Inc.	100	5,848
Aeon Co. Ltd.	400	9,180
AEON Financial Service Co. Ltd.	100	1,964
AGC Inc./Japan	100	3,287

Security	Shares	Value
Japan (continued)
Air Water Inc.	200	$3,245
Aisin Seiki Co. Ltd.	100	3,930
Ajinomoto Co. Inc.	300	4,855
Alfresa Holdings Corp.	100	2,672
Amada Holdings Co. Ltd.	500	4,714
ANA Holdings Inc.	200	6,725
Aozora Bank Ltd.	100	3,451
Asahi Group Holdings Ltd.	100	4,402
Asahi Kasei Corp.	500	6,012
Asics Corp.	200	2,906
Astellas Pharma Inc.	500	7,740
Bandai Namco Holdings Inc.	100	3,558
Benesse Holdings Inc.	200	5,574
Bridgestone Corp.	100	3,866
Calbee Inc.	100	3,323
Canon Inc.	400	11,420
Casio Computer Co. Ltd.	300	4,532
Chubu Electric Power Co. Inc.	400	5,772
Chugai Pharmaceutical Co. Ltd.	100	5,875
Chugoku Electric Power Co. Inc. (The)	500	6,433
Coca-Cola Bottlers Japan Holdings Inc.	100	2,618
Concordia Financial Group Ltd.	900	4,131
Credit Saison Co. Ltd.	300	4,777
Dai Nippon Printing Co. Ltd.	400	8,985
Daiichi Sankyo Co. Ltd.	100	3,823
Daiwa House Industry Co. Ltd.	200	6,041
Daiwa House REIT Investment Corp.	4	8,755
Denso Corp.	100	4,475
Dentsu Inc.	100	4,643
East Japan Railway Co.	100	8,750
Eisai Co. Ltd.	100	8,339
Electric Power Development Co. Ltd.	200	5,449
Fuji Electric Co. Ltd.	200	6,132
FUJIFILM Holdings Corp.	200	8,671
Hakuhodo DY Holdings Inc.	400	6,685
Hamamatsu Photonics KK	200	6,699
Hankyu Hanshin Holdings Inc.	200	6,593
Hino Motors Ltd.	400	3,846
Hisamitsu Pharmaceutical Co. Inc.	100	5,644
Hitachi Chemical Co. Ltd.	200	3,156
Hitachi High-Technologies Corp.	100	3,770
Honda Motor Co. Ltd.	200	5,744
Hoya Corp.	100	5,683
Idemitsu Kosan Co. Ltd.	100	4,563
IHI Corp.	100	3,660
Inpex Corp.	300	3,454
Isetan Mitsukoshi Holdings Ltd.	400	4,682
Isuzu Motors Ltd.	300	3,940
ITOCHU Corp.	300	5,569
J Front Retailing Co. Ltd.	400	5,249
Japan Airlines Co. Ltd.	200	7,119
Japan Post Bank Co. Ltd.	300	3,501
Japan Post Holdings Co. Ltd.	300	3,562
Japan Prime Realty Investment Corp.	3	10,713
Japan Real Estate Investment Corp.	2	10,314
Japan Retail Fund Investment Corp.	5	9,233
Japan Tobacco Inc.	200	5,151
JSR Corp.	200	2,988
JXTG Holdings Inc.	1,050	7,157
Kajima Corp.	500	6,451

126

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Kakaku.com Inc.	300	$5,442
Kamigumi Co. Ltd.	300	6,204
Kansai Electric Power Co. Inc. (The)	300	4,600
Kao Corp.	100	6,673
KDDI Corp.	200	4,988
Keihan Holdings Co. Ltd.	200	7,585
Keikyu Corp.	500	7,403
Keio Corp.	200	10,863
Keisei Electric Railway Co. Ltd.	200	6,158
Kikkoman Corp.	100	5,503
Kintetsu Group Holdings Co. Ltd.	200	7,674
Kirin Holdings Co. Ltd.	300	7,173
Koito Manufacturing Co. Ltd.	100	4,767
Komatsu Ltd.	200	5,218
Konami Holdings Corp.	100	3,819
Konica Minolta Inc.	600	5,960
Kuraray Co. Ltd.	400	5,512
Kurita Water Industries Ltd.	300	7,398
Kyocera Corp.	100	5,439
Lawson Inc.	100	6,327
Lion Corp.	200	3,757
LIXIL Group Corp.	300	4,732
Mabuchi Motor Co. Ltd.	100	3,562
Makita Corp.	100	3,460
Marubeni Corp.	800	6,495
Marui Group Co. Ltd.	300	6,460
Maruichi Steel Tube Ltd.	200	5,777
McDonald’s Holdings Co. Japan Ltd.	200	8,808
Mebuki Financial Group Inc.	1,370	4,188
Medipal Holdings Corp.	200	4,294
Mitsubishi Chemical Holdings Corp.	600	4,684
Mitsubishi Corp.	200	5,636
Mitsubishi Estate Co. Ltd.	300	4,800
Mitsubishi Materials Corp.	100	2,773
Mitsubishi Tanabe Pharma Corp.	300	4,434
Mitsubishi UFJ Financial Group Inc.	600	3,641
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	4,119
Mitsui & Co. Ltd.	400	6,683
Mitsui OSK Lines Ltd.	100	2,440
Mizuho Financial Group Inc.	2,400	4,126
MS&AD Insurance Group Holdings Inc.	200	6,036
Nabtesco Corp.	200	4,409
Nagoya Railroad Co. Ltd.	400	9,662
NGK Spark Plug Co. Ltd.	200	4,062
NH Foods Ltd.	100	3,456
Nikon Corp.	400	6,972
Nippon Building Fund Inc.	1	5,715
Nippon Express Co. Ltd.	100	6,336
Nippon Prologis REIT Inc.	5	10,084
Nippon Steel & Sumitomo Metal Corp.	200	3,699
Nippon Telegraph & Telephone Corp.	200	8,418
Nippon Yusen KK	200	3,234
Nissan Chemical Corp.	100	4,732
Nissan Motor Co. Ltd.	400	3,642
Nisshin Seifun Group Inc.	400	7,978
Nissin Foods Holdings Co. Ltd.	100	6,460
NOK Corp.	200	2,878
Nomura Holdings Inc.	1,000	4,851
Nomura Real Estate Holdings Inc.	200	3,755
Nomura Real Estate Master Fund Inc.	6	7,778

Security	Shares	Value
Japan (continued)
Nomura Research Institute Ltd.	120	$5,317
NTT Data Corp.	600	7,741
NTT DOCOMO Inc.	200	5,041
Obayashi Corp.	600	5,301
Odakyu Electric Railway Co. Ltd.	400	8,457
Oji Holdings Corp.	1,000	7,124
Olympus Corp.	100	3,341
Omron Corp.	100	4,058
Oracle Corp. Japan	100	6,787
Oriental Land Co. Ltd./Japan	100	9,406
ORIX Corp.	200	3,263
Osaka Gas Co. Ltd.	400	7,340
Otsuka Corp.	100	3,323
Otsuka Holdings Co. Ltd.	100	4,792
Park24 Co. Ltd.	200	5,265
Rakuten Inc.	500	3,385
Recruit Holdings Co. Ltd.	300	8,073
Resona Holdings Inc.	1,000	5,272
Ricoh Co. Ltd.	500	5,002
Rinnai Corp.	100	7,284
Sankyo Co. Ltd.	200	7,629
Santen Pharmaceutical Co. Ltd.	300	4,453
Secom Co. Ltd.	100	8,197
Sega Sammy Holdings Inc.	300	3,862
Seibu Holdings Inc.	300	5,442
Sekisui Chemical Co. Ltd.	400	6,284
Sekisui House Ltd.	300	4,418
Seven & i Holdings Co. Ltd.	200	8,671
Seven Bank Ltd.	1,400	4,379
Shimizu Corp.	700	5,682
Shin-Etsu Chemical Co. Ltd.	100	8,390
Shionogi & Co. Ltd.	100	6,408
Showa Shell Sekiyu KK	400	7,713
Sompo Holdings Inc.	100	4,147
Sony Financial Holdings Inc.	200	4,652
Stanley Electric Co. Ltd.	200	5,928
Subaru Corp.	100	2,705
Sumitomo Corp.	300	4,555
Sumitomo Dainippon Pharma Co. Ltd.	200	4,186
Sumitomo Electric Industries Ltd.	300	4,099
Sumitomo Mitsui Financial Group Inc.	100	3,911
Sumitomo Rubber Industries Ltd.	300	4,320
Sundrug Co. Ltd.	100	3,633
Suntory Beverage & Food Ltd.	200	8,161
Suzuken Co. Ltd./Aichi Japan	100	5,068
Suzuki Motor Corp.	100	5,006
Taiheiyo Cement Corp.	100	2,955
Taisei Corp.	100	4,284
Taisho Pharmaceutical Holdings Co. Ltd.	100	10,669
Takeda Pharmaceutical Co. Ltd.	200	8,099
Teijin Ltd.	300	5,210
Terumo Corp.	100	5,396
THK Co. Ltd.	100	2,216
Tobu Railway Co. Ltd.	300	8,334
Toho Co. Ltd./Tokyo	200	6,530
Toho Gas Co. Ltd.	200	6,912
Tohoku Electric Power Co. Inc.	400	5,061
Tokio Marine Holdings Inc.	100	4,737
Tokyo Gas Co. Ltd.	200	4,928
Tokyu Corp.	500	8,254

127

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Toppan Printing Co. Ltd.	500	$7,084
Toray Industries Inc.	1,000	7,106
Toyo Seikan Group Holdings Ltd.	400	8,191
Toyo Suisan Kaisha Ltd.	200	6,894
Toyoda Gosei Co. Ltd.	200	4,315
Toyota Industries Corp.	100	4,918
Toyota Motor Corp.	100	5,862
Toyota Tsusho Corp.	200	7,239
Trend Micro Inc./Japan	100	5,777
Unicharm Corp.	200	5,444
United Urban Investment Corp.	5	7,616
USS Co. Ltd.	300	5,415
West Japan Railway Co.	100	6,714
Yahoo Japan Corp.	1,500	4,718
Yamada Denki Co. Ltd.	900	4,243
Yamaha Corp.	100	4,408
Yamaha Motor Co. Ltd.	100	2,376
Yamato Holdings Co. Ltd.	200	5,476
Yamazaki Baking Co. Ltd.	200	3,608
Yokogawa Electric Corp.	300	5,904

		1,140,095
Netherlands — 2.1%
ABN AMRO Group NV, CVA(c)	127	3,122
Aegon NV	533	3,278
AerCap Holdings NV(b)	83	4,157
Akzo Nobel NV	67	5,639
ArcelorMittal	81	2,023
ASML Holding NV	39	6,669
EXOR NV	54	3,062
Heineken Holding NV	87	7,541
Heineken NV	77	6,945
ING Groep NV	353	4,192
Koninklijke Ahold Delhaize NV	349	8,000
Koninklijke DSM NV	80	7,014
Koninklijke KPN NV	1,975	5,227
Koninklijke Philips NV	162	6,043
Koninklijke Vopak NV	79	3,580
NN Group NV	184	7,922
NXP Semiconductors NV	39	2,925
Randstad NV	68	3,432
Unilever NV, CVA	113	6,085
Wolters Kluwer NV	160	9,093

		105,949
New Zealand — 0.8%
Auckland International Airport Ltd.	1,375	6,276
Fisher & Paykel Healthcare Corp. Ltd.	906	8,046
Fletcher Building Ltd.(b)	1,209	4,768
Meridian Energy Ltd.	2,358	4,827
Ryman Healthcare Ltd.	1,463	11,560
Spark New Zealand Ltd.	2,333	6,018

		41,495
Norway — 1.1%
DNB ASA	319	5,790
Equinor ASA	219	5,714
Gjensidige Forsikring ASA	598	9,292
Marine Harvest ASA	330	8,009
Norsk Hydro ASA	744	3,874
Orkla ASA	1,193	10,325
Telenor ASA	333	6,127

Security	Shares	Value
Norway (continued)
Yara International ASA	126	$5,437

		54,568
Portugal — 0.3%
EDP — Energias de Portugal SA	1,235	4,343
Galp Energia SGPS SA	304	5,303
Jeronimo Martins SGPS SA	327	4,024

		13,670
Singapore — 3.5%
Ascendas REIT	5,725	10,418
CapitaLand Commercial Trust	8,127	10,153
CapitaLand Ltd.	3,300	7,483
CapitaLand Mall Trust	7,300	11,123
City Developments Ltd.	900	5,141
ComfortDelGro Corp. Ltd.	3,800	6,174
DBS Group Holdings Ltd.	400	6,776
Genting Singapore Ltd.	4,600	2,923
Golden Agri-Resources Ltd.	13,100	2,412
Jardine Cycle & Carriage Ltd.	211	4,612
Keppel Corp. Ltd.	1,000	4,477
Oversea-Chinese Banking Corp. Ltd.	1,000	7,756
SATS Ltd.	2,500	8,990
Sembcorp Industries Ltd.	2,100	4,276
Singapore Airlines Ltd.	1,300	8,900
Singapore Exchange Ltd.	2,100	10,373
Singapore Press Holdings Ltd.	5,600	10,716
Singapore Technologies Engineering Ltd.	3,000	7,691
Singapore Telecommunications Ltd.	3,400	7,759
Suntec REIT	10,300	13,165
United Overseas Bank Ltd.	500	8,803
UOL Group Ltd.	1,600	6,967
Wilmar International Ltd.	2,700	6,161
Yangzijiang Shipbuilding Holdings Ltd.	4,400	3,940

		177,189
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	108	4,052
Aena SME SA(c)	28	4,478
Amadeus IT Group SA	154	12,420
Banco Bilbao Vizcaya Argentaria SA	725	4,013
Banco de Sabadell SA	1,900	2,508
Banco Santander SA	702	3,337
Bankia SA	818	2,576
Bankinter SA	757	6,213
Enagas SA	226	6,002
Endesa SA	342	7,161
Ferrovial SA	339	6,799
Grifols SA	191	5,451
Iberdrola SA	1,213	8,598
Industria de Diseno Textil SA	295	8,333
International Consolidated Airlines Group SA	308	2,380
Mapfre SA	1,104	3,307
Naturgy Energy Group SA	288	7,088
Red Electrica Corp. SA	378	7,838
Repsol SA	203	3,640
Telefonica SA	698	5,724

		111,918
Sweden — 3.2%
Alfa Laval AB	286	7,313
Assa Abloy AB, Class B	287	5,731
Atlas Copco AB, Class A	168	4,165

128

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Atlas Copco AB, Class B	101	$2,318
Boliden AB	122	2,792
Electrolux AB, Series B	194	4,037
Epiroc AB, Class A(b)	168	1,477
Epiroc AB, Class B(b)	101	834
Essity AB, Class B	240	5,486
Hennes & Mauritz AB, Class B	309	5,468
Hexagon AB, Class B	121	5,939
Husqvarna AB, Class B	772	5,838
ICA Gruppen AB	215	7,619
Industrivarden AB, Class C	378	7,866
Investor AB, Class B	170	7,379
Kinnevik AB, Class B	151	4,195
L E Lundbergforetagen AB, Class B	240	7,416
Lundin Petroleum AB	146	4,463
Millicom International Cellular SA, SDR	77	4,356
Sandvik AB	261	4,138
Securitas AB, Class B	333	5,718
Skandinaviska Enskilda Banken AB, Class A	624	6,470
Skanska AB, Class B	252	3,972
SKF AB, Class B	218	3,506
Svenska Handelsbanken AB, Class A	464	5,053
Swedbank AB, Class A	264	5,953
Swedish Match AB	226	11,530
Tele2 AB, Class B	541	6,156
Telefonaktiebolaget LM Ericsson, Class B	461	4,024
Telia Co. AB	1,651	7,453
Volvo AB, Class B	277	4,146

		162,811
Switzerland — 6.0%
ABB Ltd., Registered	356	7,184
Adecco Group AG, Registered	111	5,445
Baloise Holding AG, Registered	64	9,175
Barry Callebaut AG, Registered	4	7,830
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3	20,728
Cie. Financiere Richemont SA, Registered	80	5,861
Clariant AG, Registered	335	7,230
Coca-Cola HBC AG	166	4,900
Dufry AG, Registered	40	4,515
EMS-Chemie Holding AG, Registered	18	9,931
Geberit AG, Registered	23	9,016
Givaudan SA, Registered	4	9,719
Julius Baer Group Ltd.	139	6,362
Kuehne + Nagel International AG, Registered	69	9,610
LafargeHolcim Ltd., Registered	102	4,730
Lonza Group AG, Registered	25	7,871
Nestle SA, Registered	191	16,163
Novartis AG, Registered	77	6,755
Pargesa Holding SA, Bearer	124	9,116
Partners Group Holding AG	15	10,699
Roche Holding AG, NVS	37	9,015
Schindler Holding AG, Participation Certificates, NVS	60	12,669
Schindler Holding AG, Registered	51	10,607
SGS SA, Registered	4	9,512
Sika AG, Registered	60	7,707
Sonova Holding AG, Registered	58	9,488
Straumann Holding AG, Registered	9	6,151
Swatch Group AG (The), Bearer	13	4,404
Swatch Group AG (The), Registered	31	2,072

Security	Shares	Value
Switzerland (continued)
Swiss Life Holding AG, Registered	21	$7,937
Swiss Prime Site AG, Registered	178	14,475
Swiss Re AG	94	8,500
Swisscom AG, Registered	26	11,926
UBS Group AG, Registered	375	5,253
Vifor Pharma AG	40	5,788
Zurich Insurance Group AG	18	5,605

		303,949
United Kingdom — 9.6%
3i Group PLC	464	5,207
Admiral Group PLC	238	6,122
Antofagasta PLC	107	1,073
Ashtead Group PLC	107	2,646
Associated British Foods PLC	155	4,725
AstraZeneca PLC	77	5,893
Aviva PLC	838	4,588
Babcock International Group PLC	575	4,490
BAE Systems PLC	853	5,731
Barclays PLC	1,360	2,998
Barratt Developments PLC	538	3,533
Berkeley Group Holdings PLC	97	4,339
BHP Billiton PLC	88	1,757
BP PLC	721	5,226
British American Tobacco PLC	147	6,374
British Land Co. PLC (The)	808	6,112
BT Group PLC	2,255	6,931
Bunzl PLC	347	10,246
Burberry Group PLC	155	3,587
Carnival PLC	98	5,338
Centrica PLC	3,005	5,652
Coca-Cola European Partners PLC, NVS	163	7,415
Compass Group PLC	460	9,052
ConvaTec Group PLC(c)	1,084	2,244
Croda International PLC	139	8,561
DCC PLC	77	6,607
Diageo PLC	293	10,140
Direct Line Insurance Group PLC	1,424	5,995
easyJet PLC	196	3,005
Experian PLC	374	8,614
Ferguson PLC	88	5,940
Fresnillo PLC	196	2,125
G4S PLC	1,126	3,093
GlaxoSmithKline PLC	395	7,627
GVC Holdings PLC	349	4,178
Hammerson PLC	647	3,625
Hargreaves Lansdown PLC	229	5,466
HSBC Holdings PLC	728	5,999
Imperial Brands PLC	159	5,390
Informa PLC	1,448	13,203
InterContinental Hotels Group PLC	102	5,357
Intertek Group PLC	114	6,829
Investec PLC	515	3,185
ITV PLC	2,075	3,949
J Sainsbury PLC	1,120	4,453
Johnson Matthey PLC	94	3,571
Kingfisher PLC	1,782	5,799
Land Securities Group PLC	622	6,781
Legal & General Group PLC	1,678	5,392
Lloyds Banking Group PLC	6,112	4,469
London Stock Exchange Group PLC	93	5,128

129

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Marks & Spencer Group PLC	1,287	$4,868
Mediclinic International PLC	374	1,799
Meggitt PLC	588	3,980
Melrose Industries PLC	993	2,140
Merlin Entertainments PLC(c)	1,370	5,658
Micro Focus International PLC	147	2,289
Mondi PLC	196	4,619
National Grid PLC	594	6,293
Next PLC	46	3,059
Pearson PLC	303	3,479
Prudential PLC	238	4,776
Randgold Resources Ltd.	46	3,615
Reckitt Benckiser Group PLC	100	8,092
RELX PLC	980	19,409
Rio Tinto PLC	75	3,645
Rolls-Royce Holdings PLC	241	2,584
Royal Bank of Scotland Group PLC	1,037	3,132
Royal Dutch Shell PLC, Class A	127	4,058
Royal Dutch Shell PLC, Class B	142	4,654
Royal Mail PLC	890	4,083
RSA Insurance Group PLC	683	4,926
Sage Group PLC (The)	740	5,147
Schroders PLC	152	5,205
Segro PLC	1,060	8,324
Severn Trent PLC	281	6,689
Shire PLC	61	3,648
Smith & Nephew PLC	363	5,907
Smiths Group PLC	320	5,714
SSE PLC	442	6,447
St. James’s Place PLC	358	4,636
Standard Chartered PLC	352	2,471
Standard Life Aberdeen PLC	1,033	3,570
Taylor Wimpey PLC	1,425	2,941
Tesco PLC	1,083	2,952
Travis Perkins PLC	349	4,936
Unilever PLC	151	8,000
United Utilities Group PLC	829	7,697
Vodafone Group PLC	3,058	5,776
Weir Group PLC (The)	124	2,513
Whitbread PLC	126	7,084
Wm Morrison Supermarkets PLC	1,318	4,178
WPP PLC	345	3,917

		484,670

Total Common Stocks — 99.0% (Cost: $5,320,706)		5,011,380

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	34	2,570
Fuchs Petrolub SE, Preference Shares, NVS	148	6,865
Henkel AG & Co. KGaA, Preference Shares, NVS	79	8,645
Porsche Automobil Holding SE, Preference Shares, NVS	47	2,997

Security	Shares	Value
Germany (continued)
Schaeffler AG, Preference Shares, NVS	287	$3,035
Volkswagen AG, Preference Shares, NVS	16	2,697

		26,809
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	3,524	1,784

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	11,086	14

Total Preferred Stocks — 0.6% (Cost: $34,538)		28,607

Rights

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(b)	702	27

Total Rights — 0.0% (Cost: $28)		27

Warrants

Canada — 0.0%
Australis Capital Inc., NVS (Expires 09/19/19)(b)	11	12

Total Warrants — 0.0% (Cost: $49)		12

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	20,456	20,460
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	1,263	1,263

		21,723

Total Short-Term Investments — 0.4% (Cost: $21,721)		21,723

Total Investments in Securities — 100.0% (Cost: $5,377,042)		5,061,749
Other Assets, Less Liabilities — (0.0)%		(1,500)

Net Assets — 100.0%		$5,060,249

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

130

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Size Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,151	(695)	20,456	$20,460	$100	(a)	$1	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	305	958	1,263	1,263	8		—	—

				$21,723	$108		$1	$(3)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,011,380	$—	$—	$5,011,380
Preferred Stocks	28,593	14	—	28,607
Rights	27	—	—	27
Warrants	12	—	—	12
Money Market Funds	21,723	—	—	21,723

	$5,061,735	$14	$—	$5,061,749

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

131

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 1.5%
BlueScope Steel Ltd.	25,343	$258,112
Fortescue Metals Group Ltd.	143,291	406,230
Incitec Pivot Ltd.	75,092	207,564
Origin Energy Ltd.(a)	47,480	245,319
Santos Ltd.	45,589	214,546
Sonic Healthcare Ltd.	23,291	372,244
South32 Ltd.	293,548	753,148
Wesfarmers Ltd.	42,467	1,403,191

		3,860,354
Austria — 0.2%
OMV AG	4,582	255,065
Raiffeisen Bank International AG	6,219	169,819
voestalpine AG	6,742	239,789

		664,673
Belgium — 0.3%
Ageas	8,532	427,386
Solvay SA	2,981	339,957

		767,343
Canada — 2.5%
Bausch Health Companies Inc.(a)	54,399	1,247,666
Empire Co. Ltd., Class A, NVS	21,503	392,154
Fairfax Financial Holdings Ltd.	560	272,783
First Quantum Minerals Ltd.	33,164	331,829
George Weston Ltd.	6,340	462,254
Linamar Corp.	2,267	94,098
Loblaw Companies Ltd.	21,858	1,095,854
Magna International Inc.	13,482	665,348
Metro Inc.	5,756	181,063
Open Text Corp.	10,089	341,409
Power Corp. of Canada	17,638	365,049
Teck Resources Ltd., Class B	51,489	1,066,831
Tourmaline Oil Corp.	8,156	119,243

		6,635,581
Denmark — 0.7%
AP Moller — Maersk A/S, Class A	226	269,084
AP Moller — Maersk A/S, Class B, NVS	340	431,874
Carlsberg A/S, Class B	9,351	1,031,852

		1,732,810
Finland — 0.7%
Nokia OYJ	226,226	1,281,626
UPM-Kymmene OYJ	19,916	641,095

		1,922,721
France — 11.3%
Atos SE	5,240	449,919
AXA SA, NVS	83,218	2,087,583
BNP Paribas SA	45,369	2,371,327
Carrefour SA, NVS	63,525	1,234,405
Casino Guichard Perrachon SA, NVS(b)	12,280	542,640
Cie. de Saint-Gobain, NVS	25,415	957,194
Cie. Generale des Etablissements Michelin SCA, NVS	4,236	435,515
CNP Assurances, NVS	4,911	109,619
Credit Agricole SA	47,867	614,382
Electricite de France SA, NVS	33,800	562,201
Engie SA	104,616	1,395,751
Orange SA, NVS	59,986	939,305
Peugeot SA, NVS	37,186	886,069
Renault SA, NVS	13,150	984,417

Security	Shares	Value
France (continued)
Rexel SA	22,337	$285,232
Sanofi, NVS	105,415	9,416,682
SCOR SE	6,107	282,801
Societe Generale SA, NVS	42,867	1,577,568
TOTAL SA, NVS	72,840	4,288,328

		29,420,938
Germany — 5.4%
Allianz SE, Registered	9,871	2,062,838
Bayer AG, Registered	20,309	1,559,692
Bayerische Motoren Werke AG	14,037	1,212,409
Commerzbank AG(a)	60,314	569,877
Covestro AG(c)	5,076	328,518
Daimler AG, Registered	41,648	2,470,829
Deutsche Bank AG, Registered	158,035	1,549,061
Deutsche Lufthansa AG, Registered	29,739	598,437
HeidelbergCement AG	7,970	541,824
K+S AG, Registered	8,166	152,388
Merck KGaA	8,862	950,087
METRO AG	26,950	406,125
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4,694	1,010,256
Uniper SE	10,048	290,428
Volkswagen AG	1,808	298,679

		14,001,448
Hong Kong — 3.4%
CK Asset Holdings Ltd.	226,000	1,467,383
CK Hutchison Holdings Ltd.	226,000	2,276,029
Hang Lung Properties Ltd.	223,000	403,934
Jardine Matheson Holdings Ltd.	12,700	732,917
NWS Holdings Ltd.	110,000	217,772
Sino Land Co. Ltd.	228,000	357,731
Sun Hung Kai Properties Ltd.	113,000	1,468,824
WH Group Ltd.(c)	1,266,500	886,941
Wharf Real Estate Investment Co. Ltd.	147,058	910,741
Wheelock & Co. Ltd.	31,000	165,491

		8,887,763
Ireland — 0.1%
Bank of Ireland Group PLC	33,711	239,299

Israel — 1.5%
Bank Hapoalim BM	50,327	340,724
Bank Leumi Le-Israel BM	67,854	423,290
Israel Chemicals Ltd.	25,051	144,429
Teva Pharmaceutical Industries Ltd., ADR, NVS(b)	153,494	3,066,810

		3,975,253
Italy — 2.6%
Assicurazioni Generali SpA	37,471	606,279
Enel SpA	307,058	1,507,850
Eni SpA	68,281	1,215,106
Fiat Chrysler Automobiles NV(a)	76,613	1,167,545
Leonardo SpA	13,524	146,951
Mediobanca Banca di Credito Finanziario SpA	25,330	222,484
Telecom Italia SpA/Milano(a)	1,040,518	612,115
UniCredit SpA	98,148	1,258,413

		6,736,743
Japan — 40.1%
Aeon Mall Co. Ltd.	11,300	209,168
AGC Inc./Japan	11,300	371,477
Aisin Seiki Co. Ltd.	11,300	444,070

132

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Alfresa Holdings Corp.	22,600	$603,775
Alps Electric Co. Ltd.	11,300	268,344
Amada Holdings Co. Ltd.	22,600	213,073
ANA Holdings Inc.	11,300	379,988
Asahi Group Holdings Ltd.	33,000	1,452,696
Asahi Kasei Corp.	44,800	538,688
Bridgestone Corp.	22,600	873,721
Brother Industries Ltd.	22,500	412,897
Canon Inc.	67,700	1,932,829
Central Japan Railway Co.	11,300	2,167,782
Chubu Electric Power Co. Inc.	33,900	489,178
Concordia Financial Group Ltd.	66,000	302,937
Credit Saison Co. Ltd.	11,300	179,931
Dai Nippon Printing Co. Ltd.	22,300	500,913
Daicel Corp.	22,600	239,307
Dai-ichi Life Holdings Inc.	45,300	857,390
Daito Trust Construction Co. Ltd.	3,200	422,489
Daiwa House Industry Co. Ltd.	34,000	1,027,035
Daiwa Securities Group Inc.	112,000	641,999
DeNA Co. Ltd.	11,200	186,973
Denso Corp.	11,300	505,649
East Japan Railway Co.	13,800	1,207,523
Electric Power Development Co. Ltd.	11,300	307,895
FUJIFILM Holdings Corp.	45,200	1,959,715
Fujitsu Ltd.	15,200	924,216
Hankyu Hanshin Holdings Inc.	11,300	372,478
Hino Motors Ltd.	11,300	108,639
Hitachi Ltd.	110,000	3,374,419
Hitachi Metals Ltd.	11,300	133,371
Honda Motor Co. Ltd.	79,100	2,271,615
Idemitsu Kosan Co. Ltd.	11,200	511,098
Iida Group Holdings Co. Ltd.	11,300	205,664
Inpex Corp.	44,800	515,862
Isuzu Motors Ltd.	22,600	296,781
ITOCHU Corp.	158,600	2,944,194
J Front Retailing Co. Ltd.	11,300	148,290
Japan Airlines Co. Ltd.	11,300	402,216
Japan Post Bank Co. Ltd.	22,500	262,571
Japan Post Holdings Co. Ltd.	99,000	1,175,491
Japan Tobacco Inc.	33,600	865,344
JFE Holdings Inc.	45,400	857,272
JTEKT Corp.	22,500	280,914
JXTG Holdings Inc.	192,100	1,309,320
Kamigumi Co. Ltd.	11,300	233,700
Kansai Electric Power Co. Inc. (The)	45,200	693,089
Kawasaki Heavy Industries Ltd.	11,300	268,244
KDDI Corp.	56,400	1,406,564
Kobe Steel Ltd.	33,900	272,750
Konica Minolta Inc.	45,200	448,976
Kuraray Co. Ltd.	22,700	312,777
Kyocera Corp.	22,600	1,229,177
Kyushu Electric Power Co. Inc.	33,600	391,214
LIXIL Group Corp.	11,300	178,229
Marubeni Corp.	209,000	1,696,927
Mazda Motor Corp.	33,800	366,587
Mebuki Financial Group Inc.	60,200	184,033
Medipal Holdings Corp.	22,600	485,223
MINEBEA MITSUMI Inc.	22,400	342,783
Mitsubishi Chemical Holdings Corp.	101,800	794,790
Mitsubishi Corp.	147,000	4,142,129

Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	90,500	$1,149,544
Mitsubishi Gas Chemical Co. Inc.	11,300	190,344
Mitsubishi Heavy Industries Ltd.	22,600	798,825
Mitsubishi Materials Corp.	11,300	313,402
Mitsubishi Tanabe Pharma Corp.	22,600	334,029
Mitsubishi UFJ Financial Group Inc.	660,000	4,004,856
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,600	116,349
Mitsui & Co. Ltd.	176,000	2,940,481
Mitsui Chemicals Inc.	11,400	256,072
Mitsui OSK Lines Ltd.	11,300	275,754
Mizuho Financial Group Inc.	1,466,700	2,521,287
MS&AD Insurance Group Holdings Inc.	22,600	682,075
NEC Corp.	21,200	608,639
Nexon Co. Ltd.(a)	22,600	257,530
NH Foods Ltd.	11,200	387,045
Nikon Corp.	11,300	196,953
Nippon Electric Glass Co. Ltd.	11,200	282,742
Nippon Steel & Sumitomo Metal Corp.	56,300	1,041,142
Nippon Telegraph & Telephone Corp.	33,900	1,426,831
Nippon Yusen KK	11,300	182,734
Nissan Motor Co. Ltd.	132,000	1,201,808
Nomura Holdings Inc.	165,000	800,474
Nomura Real Estate Master Fund Inc.	226	292,976
NSK Ltd.	22,400	221,906
NTT DOCOMO Inc.	33,900	854,446
Obayashi Corp.	45,200	399,312
Oji Holdings Corp.	50,600	360,484
ORIX Corp.	66,000	1,076,656
Osaka Gas Co. Ltd.	11,400	209,201
Otsuka Holdings Co. Ltd.	22,700	1,087,782
Resona Holdings Inc.	126,700	667,994
Ricoh Co. Ltd.	67,800	678,270
Rohm Co. Ltd.	11,300	795,020
Sega Sammy Holdings Inc.	100	1,287
Seiko Epson Corp.	22,600	365,269
Sekisui House Ltd.	33,900	499,241
Seven & i Holdings Co. Ltd.	68,000	2,948,243
Shimizu Corp.	44,000	357,131
Shinsei Bank Ltd.	11,300	172,321
Shizuoka Bank Ltd. (The)	22,000	193,186
Sompo Holdings Inc.	11,300	468,601
Sony Corp.	22,700	1,235,018
Subaru Corp.	22,600	611,385
Sumitomo Chemical Co. Ltd.	113,000	566,727
Sumitomo Corp.	132,000	2,004,182
Sumitomo Dainippon Pharma Co. Ltd.	11,300	236,503
Sumitomo Electric Industries Ltd.	33,900	463,194
Sumitomo Metal Mining Co. Ltd.	11,300	356,457
Sumitomo Mitsui Financial Group Inc.	79,100	3,093,770
Sumitomo Mitsui Trust Holdings Inc.	22,600	899,955
Sumitomo Rubber Industries Ltd.	11,300	162,709
Suzuken Co. Ltd./Aichi Japan	11,300	572,735
Suzuki Motor Corp.	11,300	565,726
T&D Holdings Inc.	11,400	183,746
Taiheiyo Cement Corp.	11,300	333,928
Taisei Corp.	11,300	484,121
TDK Corp.	11,300	976,253
Teijin Ltd.	11,300	196,252
Tohoku Electric Power Co. Inc.	22,600	285,967
Tokio Marine Holdings Inc.	11,300	535,287

133

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	176,000	$901,404
Toshiba Corp.(a)	22,500	673,874
Tosoh Corp.	22,400	296,338
Toyo Seikan Group Holdings Ltd.	11,300	231,397
Toyo Suisan Kaisha Ltd.	11,300	389,500
Toyota Industries Corp.	11,300	555,713
Toyota Motor Corp.	99,000	5,802,889
Toyota Tsusho Corp.	11,400	412,645
West Japan Railway Co.	11,300	758,674
Yamada Denki Co. Ltd.	22,400	105,594
Yamaha Motor Co. Ltd.	11,300	268,444

		104,883,018
Netherlands — 3.6%
Aegon NV	142,406	875,824
AerCap Holdings NV(a)	15,016	752,001
ArcelorMittal	52,942	1,322,089
EXOR NV	2,460	139,477
ING Groep NV	104,138	1,236,572
Koninklijke Ahold Delhaize NV	181,901	4,169,460
NN Group NV	19,067	820,947

		9,316,370
Norway — 0.8%
DNB ASA	23,692	430,010
Equinor ASA	21,476	560,347
Marine Harvest ASA	32,576	790,666
Norsk Hydro ASA	33,000	171,813
Yara International ASA	6,546	282,480

		2,235,316
Singapore — 0.9%
CapitaLand Ltd.	167,200	379,122
Golden Agri-Resources Ltd.	39,000	7,182
Keppel Corp. Ltd.	93,200	417,273
Sembcorp Industries Ltd.	90,400	184,090
Singapore Airlines Ltd.	45,200	309,428
Wilmar International Ltd.	355,700	811,678
Yangzijiang Shipbuilding Holdings Ltd.	275,000	246,245

		2,355,018
Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	134,349	743,615
Banco de Sabadell SA	257,352	339,705
Banco Santander SA	512,221	2,434,659
CaixaBank SA	104,872	425,513
Iberdrola SA	214,513	1,520,545
International Consolidated Airlines Group SA	62,000	479,099
Mapfre SA	42,868	128,423
Repsol SA	70,330	1,261,053
Telefonica SA	130,840	1,073,020

		8,405,632
Sweden — 0.3%
Boliden AB	10,580	242,109
ICA Gruppen AB	5,070	179,675
Telia Co. AB	60,654	273,815

		695,599
Switzerland — 2.5%
Credit Suisse Group AG, Registered	66,296	871,293
Novartis AG, Registered	47,548	4,171,026
Swiss Life Holding AG, Registered	1,232	465,659

Security	Shares	Value
Switzerland (continued)
Swiss Re AG	11,188	$1,011,692

		6,519,670
United Kingdom — 16.6%
3i Group PLC	32,562	365,385
Anglo American PLC	85,251	1,824,786
Aviva PLC	94,394	516,822
Babcock International Group PLC	20,504	160,128
Barclays PLC	1,077,251	2,374,388
Barratt Developments PLC	41,165	270,357
Berkeley Group Holdings PLC	4,635	207,342
BP PLC	397,872	2,884,044
British American Tobacco PLC	66,850	2,898,645
BT Group PLC	252,807	777,034
easyJet PLC	6,130	93,991
Glencore PLC	510,040	2,077,956
HSBC Holdings PLC	437,981	3,609,054
Imperial Brands PLC	46,679	1,582,357
J Sainsbury PLC	358,332	1,424,856
John Wood Group PLC	14,644	133,637
Kingfisher PLC	61,305	199,513
Lloyds Banking Group PLC	2,613,832	1,911,047
Marks & Spencer Group PLC	29,182	110,370
Meggitt PLC	40,500	274,165
Micro Focus International PLC	23,069	359,170
Pearson PLC	18,406	211,335
Persimmon PLC	8,712	255,362
Rio Tinto PLC	40,863	1,985,909
Royal Bank of Scotland Group PLC	167,091	504,715
Royal Dutch Shell PLC, Class A	111,717	3,569,372
Royal Dutch Shell PLC, Class B	82,624	2,707,942
Royal Mail PLC	71,501	327,984
Shire PLC	79,463	4,752,290
Standard Chartered PLC	115,995	814,428
Taylor Wimpey PLC	109,469	225,896
Tesco PLC	418,484	1,140,553
Travis Perkins PLC	14,525	205,452
Vodafone Group PLC	817,425	1,543,927
Wm Morrison Supermarkets PLC	342,885	1,086,979

		43,387,191

Total Common Stocks — 98.2% (Cost: $263,737,426)		256,642,740

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,244	169,589
Porsche Automobil Holding SE, Preference Shares, NVS	11,556	736,903
Volkswagen AG, Preference Shares, NVS	11,440	1,928,240

		2,834,732
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	20,130	10,191

Total Preferred Stocks — 1.1% (Cost: $2,810,040)		2,844,923

134

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Rights

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(a)	493,597	$19,183

Total Rights — 0.0% (Cost: $19,918)		19,183

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(d)(e)(f)	3,202,249	3,202,890
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(d)(e)	106,720	106,720

		3,309,610

Total Short-Term Investments — 1.3% (Cost: $3,309,610)		3,309,610

Total Investments in Securities — 100.6% (Cost: $269,876,994)		262,816,456
Other Assets, Less Liabilities — (0.6)%		(1,604,428)

Net Assets — 100.0%		$261,212,028

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,202,249	3,202,249	$3,202,890	$7,815	(a)	$(75)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	58,936	47,784	106,720	106,720	401		—	—

				$3,309,610	$8,216		$(75)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$256,642,740	$—	$—	$256,642,740
Preferred Stocks	2,844,923	—	—	2,844,923
Rights	19,183	—	—	19,183
Money Market Funds	3,309,610	—	—	3,309,610

	$262,816,456	$—	$—	$262,816,456

135

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Intl Value Factor ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

136

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

China — 30.3%
3SBio Inc.(a)	8,000	$11,613
51job Inc., ADR(b)	256	15,721
AAC Technologies Holdings Inc.	5,300	40,328
Agricultural Bank of China Ltd., Class H	328,000	143,929
Alibaba Group Holding Ltd., ADR(b)(c)	960	136,589
ANTA Sports Products Ltd.	16,000	65,719
Autohome Inc., ADR	480	34,742
Baidu Inc., ADR(b)	752	142,925
Bank of Beijing Co. Ltd., Class A	20,000	17,434
Bank of China Ltd., Class H	288,000	122,703
Bank of Communications Co. Ltd., Class A	25,600	22,022
Bank of Communications Co. Ltd., Class H	32,000	24,002
Beijing Capital International Airport Co. Ltd., Class H	32,000	34,656
BOC Aviation Ltd.(a)	5,600	40,039
BOE Technology Group Co. Ltd., Class A	14,400	5,678
CAR Inc.(b)	40,000	31,737
China CITIC Bank Corp. Ltd., Class H	32,000	19,797
China Construction Bank Corp., Class H	104,000	82,517
China Everbright Bank Co. Ltd., Class H	72,000	32,053
China First Capital Group Ltd.(b)	16,000	6,449
China Huishan Dairy Holdings Co. Ltd.(b)(d)	11,200	157
China Medical System Holdings Ltd.	32,000	38,085
China Mengniu Dairy Co. Ltd.	32,000	94,293
China Minsheng Banking Corp. Ltd., Class H	4,760	3,510
China Mobile Ltd.	20,000	187,004
China Pacific Insurance Group Co. Ltd., Class A	1,600	7,722
China Pacific Insurance Group Co. Ltd., Class H	1,600	5,960
China Petroleum & Chemical Corp., Class H	144,000	116,825
China Railway Signal & Communication Corp. Ltd., Class H(a)	88,000	59,045
China Reinsurance Group Corp., Class H	304,000	58,168
China Resources Beer Holdings Co. Ltd.	32,000	111,233
China Resources Pharmaceutical Group Ltd.(a)	32,000	46,942
China Telecom Corp. Ltd., Class H	208,000	98,171
China Unicom Hong Kong Ltd.	16,000	16,614
China Yangtze Power Co. Ltd., Class A	8,399	18,798
Chong Sing Holdings FinTech Group(b)	320,000	14,491
CITIC Ltd.	32,000	48,004
CSPC Pharmaceutical Group Ltd.	48,000	101,273
Ctrip.com International Ltd., ADR(b)	480	15,974
Dali Foods Group Co. Ltd.(a)	20,000	14,287
Daqin Railway Co. Ltd., Class A	11,200	12,943
Fullshare Holdings Ltd.(c)	80,000	31,125
Guangdong Investment Ltd.	96,000	171,442
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,200	11,103
Hengan International Group Co. Ltd.	8,000	63,372
Huaneng Power International Inc., Class H	48,000	26,757
Industrial & Commercial Bank of China Ltd., Class H	152,000	102,763
Industrial Bank Co. Ltd., Class A	11,200	25,886
Jiangsu Expressway Co. Ltd., Class H	80,000	107,355
Jiangsu Hengrui Medicine Co. Ltd., Class A	800	7,063
Kingboard Holdings Ltd.	8,000	21,430
Lenovo Group Ltd.	240,000	152,767
NetEase Inc., ADR	392	81,477
New Oriental Education & Technology Group Inc., ADR(b)	680	39,787
PetroChina Co. Ltd., Class H	288,000	210,873
Ping An Insurance Group Co. of China Ltd., Class H	4,000	37,681
Semiconductor Manufacturing International Corp.(b)(c)	12,200	10,069
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	32,000	28,614

Security	Shares	Value
China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,000	$11,991
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	36,800	46,736
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,200	15,907
Shanghai Pudong Development Bank Co. Ltd., Class A	16,800	26,448
Shenzhou International Group Holdings Ltd.	10,000	110,468
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	1,623
SINA Corp./China(b)	152	9,623
Sino Biopharmaceutical Ltd.	34,000	30,490
Sinopharm Group Co. Ltd., Class H	6,400	30,859
Sun Art Retail Group Ltd.	24,000	26,237
Sunny Optical Technology Group Co. Ltd.	1,600	13,879
TAL Education Group, Class A, ADR(b)	1,240	35,935
Tencent Holdings Ltd.	4,000	136,235
TravelSky Technology Ltd., Class H	32,000	77,557
Want Want China Holdings Ltd.(c)	48,000	34,288
Weibo Corp., ADR(b)	304	17,939
Yum China Holdings Inc.	2,640	95,251
Zhaojin Mining Industry Co. Ltd., Class H	68,000	60,025
ZTE Corp., Class H(b)	5,400	8,238

		4,019,445
Hong Kong — 9.4%
ASM Pacific Technology Ltd.	800	6,909
BOC Hong Kong Holdings Ltd.	4,000	14,950
CK Infrastructure Holdings Ltd.	16,000	116,948
CLP Holdings Ltd.	20,000	224,252
Dairy Farm International Holdings Ltd.	800	7,224
Hang Seng Bank Ltd.	8,000	187,361
HK Electric Investments & HK Electric Investments Ltd.	68,000	64,709
HKT Trust & HKT Ltd.	56,160	77,369
Hong Kong & China Gas Co. Ltd.	138,930	265,121
Link REIT	4,000	35,462
MTR Corp. Ltd.	32,000	155,114
Power Assets Holdings Ltd.	12,000	80,134
Yue Yuen Industrial Holdings Ltd.	4,000	10,945

		1,246,498
India — 6.6%
Asian Paints Ltd.	728	12,113
Britannia Industries Ltd.	56	4,274
Dabur India Ltd.	14,000	72,845
HCL Technologies Ltd.	8,032	114,661
Hindustan Unilever Ltd.	3,264	71,583
Infosys Ltd., ADR, NVS(c)	16,504	156,293
InterGlobe Aviation Ltd.(a)	576	6,924
ITC Ltd.	7,192	27,243
Marico Ltd.	1,840	7,995
Nestle India Ltd.	112	15,370
Sun Pharmaceutical Industries Ltd.	1,160	9,103
Tata Consultancy Services Ltd.	6,904	180,959
Tech Mahindra Ltd.	4,016	40,402
Wipro Ltd., ADR, NVS(c)	29,184	150,881

		870,646
Indonesia — 2.6%
Bank Central Asia Tbk PT	125,600	195,392
Bank Mandiri Persero Tbk PT	4,000	1,802
Gudang Garam Tbk PT	1,600	7,609
Hanjaya Mandala Sampoerna Tbk PT	222,400	54,567
Kalbe Farma Tbk PT	34,400	3,100
Telekomunikasi Indonesia Persero Tbk PT	111,200	28,161

137

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT	20,800	$59,140

		349,771
Malaysia — 8.0%
DiGi.Com Bhd	48,000	49,440
Fraser & Neave Holdings Bhd	3,200	25,771
HAP Seng Consolidated Bhd	16,800	39,546
Hong Leong Bank Bhd	33,600	166,213
IHH Healthcare Bhd	100,000	119,488
Kuala Lumpur Kepong Bhd	7,200	42,878
Malayan Banking Bhd	68,800	156,031
Maxis Bhd	20,800	25,997
My EG Services Bhd	125,600	36,019
Petronas Dagangan Bhd	4,000	24,854
PPB Group Bhd	14,400	57,676
Public Bank Bhd	42,400	249,263
Tenaga Nasional Bhd	20,000	70,259

		1,063,435
Pakistan — 0.2%
Habib Bank Ltd.	11,200	12,323
MCB Bank Ltd.	12,000	17,927

		30,250
Philippines — 2.8%
Aboitiz Equity Ventures Inc.	16,140	14,178
Aboitiz Power Corp.	61,800	38,925
Ayala Corp.	565	9,715
Bank of the Philippine Islands	45,363	69,649
BDO Unibank Inc.	69,203	158,311
Jollibee Foods Corp.	9,470	48,850
Security Bank Corp.	1,600	4,318
Universal Robina Corp.	10,960	26,629

		370,575
Singapore — 4.6%
CapitaLand Mall Trust	25,600	39,006
DBS Group Holdings Ltd.	1,600	27,106
Oversea-Chinese Banking Corp. Ltd.	10,400	80,659
SATS Ltd.	19,200	69,047
Singapore Airlines Ltd.	21,600	147,868
Singapore Telecommunications Ltd.	52,000	118,660
United Overseas Bank Ltd.	3,600	63,379
Wilmar International Ltd.	26,400	60,243

		605,968
South Korea — 11.4%
Celltrion Inc.(b)	129	24,622
CJ CheilJedang Corp.	40	11,373
CJ Logistics Corp.(b)(c)	192	26,705
Coway Co. Ltd.	248	15,299
DB Insurance Co. Ltd.	1,016	64,015
Dongsuh Cos. Inc.	560	9,165
E-MART Inc.	104	18,664
Hankook Tire Co. Ltd.	152	5,522
Hanwha Life Insurance Co. Ltd.	5,408	21,285
Hyundai Glovis Co. Ltd.	248	24,810
Hyundai Marine & Fire Insurance Co. Ltd.	560	20,541
Hyundai Mobis Co. Ltd.	144	24,010
Industrial Bank of Korea	904	11,780
Kakao Corp.	240	19,292
Kangwon Land Inc.	1,912	48,154
Kia Motors Corp.	1,192	29,707
Korea Electric Power Corp.	192	4,566

Security	Shares	Value
South Korea (continued)
KT Corp.	234	$5,873
KT&G Corp.	1,304	116,148
LG Display Co. Ltd.	1,056	15,290
NAVER Corp.	1,072	107,713
NCSoft Corp.	184	69,350
Netmarble Corp.(a)	192	18,871
S-1 Corp.	832	70,456
Samsung Biologics Co. Ltd.(a)(b)	152	51,687
Samsung C&T Corp.	72	6,855
Samsung Card Co. Ltd.	240	7,087
Samsung Electro-Mechanics Co. Ltd.	488	50,532
Samsung Electronics Co. Ltd.	4,112	152,998
Samsung Fire & Marine Insurance Co. Ltd.	464	113,399
Samsung Life Insurance Co. Ltd.	912	73,629
Samsung SDI Co. Ltd.	264	54,558
Samsung SDS Co. Ltd.	48	8,109
Shinhan Financial Group Co. Ltd.	736	27,482
SK Hynix Inc.	2,120	126,878
SK Telecom Co. Ltd.	272	63,969

		1,520,394
Taiwan — 16.3%
Advantech Co. Ltd.	8,055	55,448
ASE Technology Holding Co. Ltd.	8,124	16,383
Asustek Computer Inc.	8,000	59,206
AU Optronics Corp.	24,000	9,463
Chang Hwa Commercial Bank Ltd.	32,581	18,479
Chicony Electronics Co. Ltd.	32,902	65,819
Chunghwa Telecom Co. Ltd.	56,000	198,171
Compal Electronics Inc.	24,000	13,224
Delta Electronics Inc.	8,000	33,610
Far EasTone Telecommunications Co. Ltd.	72,000	171,489
First Financial Holding Co. Ltd.	274,724	173,572
Foxconn Technology Co. Ltd.	8,935	18,942
Hon Hai Precision Industry Co. Ltd.	51,427	130,965
Hua Nan Financial Holdings Co. Ltd.	341,421	192,541
Innolux Corp.	24,000	7,268
Lite-On Technology Corp.	48,611	55,770
Mega Financial Holding Co. Ltd.	72,000	60,847
Nanya Technology Corp.	8,000	13,289
Novatek Microelectronics Corp.	8,000	35,291
Powertech Technology Inc.	16,000	34,955
President Chain Store Corp.	8,000	90,230
Quanta Computer Inc.	32,000	50,519
Standard Foods Corp.	8,230	12,354
Synnex Technology International Corp.	40,200	43,262
Taiwan Cooperative Financial Holding Co. Ltd.	305,407	171,738
Taiwan Mobile Co. Ltd.	40,000	142,843
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	181,495
Uni-President Enterprises Corp.	8,000	19,365
United Microelectronics Corp.	112,000	42,711
Vanguard International Semiconductor Corp.	8,000	14,737
WPG Holdings Ltd.	28,760	34,157

		2,168,143
Thailand — 7.5%
Advanced Info Service PCL, NVDR	7,200	42,570
Airports of Thailand PCL, NVDR	56,000	108,115
Bangkok Bank PCL, Foreign	4,800	30,697
Bangkok Dusit Medical Services PCL, NVDR	190,400	140,718
Bangkok Expressway & Metro PCL, NVDR	152,000	38,974

138

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Thailand (continued)
BTS Group Holdings PCL, NVDR	356,000	$98,262
Bumrungrad Hospital PCL, NVDR	14,400	83,837
CP ALL PCL, NVDR	49,600	100,621
Delta Electronics Thailand PCL, NVDR	28,000	58,281
Electricity Generating PCL, NVDR	4,800	33,448
Glow Energy PCL, NVDR	33,600	84,887
Home Product Center PCL, NVDR	146,400	65,803
Kasikornbank PCL, Foreign	2,400	14,443
Robinson PCL, NVDR	4,800	9,448
Siam Commercial Bank PCL (The), NVDR	6,400	26,546
Thai Union Group PCL, NVDR	111,200	55,684

		992,334

Total Common Stocks — 99.7% (Cost: $13,100,906)		13,237,459

Preferred Stocks

South Korea — 0.1%
Hyundai Motor Co., Preference Shares, NVS	272	15,897

Total Preferred Stocks — 0.1% (Cost: $20,357)		15,897

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 08/01/19)(b)	29,666	0

Total Warrants — 0.0% (Cost: $0)		0

Security	Shares	Value
Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	229,343	$229,389
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	12,586	12,586

		241,975

Total Short-Term Investments — 1.8% (Cost: $241,930)		241,975

Total Investments in Securities — 101.6% (Cost: $13,363,193)		13,495,331
Other Assets, Less Liabilities — (1.6)%		(211,338)

Net Assets — 100.0%		$13,283,993

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	607,329	(377,986)	229,343	$229,389	$1,100	(a)	$46	$(85)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,722	(136)	12,586	12,586	140		—	—

				$241,975	$1,240		$46	$(85)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

139

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol Asia ex Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$13,206,177	$31,125		$157	$13,237,459
Preferred Stocks	15,897	—		—	15,897
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	241,975	—		—	241,975

	$13,464,049	$31,125		$157	$13,495,331

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

140

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 6.1%
AGL Energy Ltd.	949,571	$12,114,150
Amcor Ltd./Australia	2,408,748	22,705,758
Aurizon Holdings Ltd.	2,223,117	6,617,662
Australia & New Zealand Banking Group Ltd.	214,868	3,948,819
Brambles Ltd.	1,069,349	8,048,908
Caltex Australia Ltd.	753,588	15,093,819
Coca-Cola Amatil Ltd.	720,448	5,060,219
Cochlear Ltd.	142,416	17,924,450
Commonwealth Bank of Australia	839,320	41,182,708
CSL Ltd.	344,813	45,944,600
Dexus	1,251,317	9,046,082
Flight Centre Travel Group Ltd.	99,389	3,268,506
Goodman Group	1,958,889	14,411,201
Insurance Australia Group Ltd.	2,770,376	13,410,730
James Hardie Industries PLC	622,268	8,286,998
Medibank Pvt Ltd.	3,759,609	7,434,296
Mirvac Group	8,525,493	13,112,099
National Australia Bank Ltd.	312,462	5,582,941
Newcrest Mining Ltd.	1,573,115	22,979,018
Scentre Group	4,893,425	13,803,493
Sonic Healthcare Ltd.	2,148,176	34,332,814
Stockland	2,220,114	5,680,355
Sydney Airport	1,335,341	6,094,963
Telstra Corp. Ltd.	8,880,699	19,386,118
Transurban Group	4,422,591	35,545,352
Vicinity Centres	7,204,533	13,531,461
Wesfarmers Ltd.	1,943,686	64,223,115
Westpac Banking Corp.	386,945	7,363,538
Woolworths Group Ltd.	2,585,261	52,092,386

		528,226,559
Belgium — 2.7%
Ageas	220,516	11,046,113
Colruyt SA	744,653	43,300,156
Groupe Bruxelles Lambert SA	797,710	74,277,973
KBC Group NV	229,376	15,827,566
Proximus SADP	1,856,509	47,434,298
UCB SA	492,405	41,386,448

		233,272,554
Denmark — 4.8%
Carlsberg A/S, Class B	182,762	20,167,186
Chr Hansen Holding A/S	597,521	60,417,252
Coloplast A/S, Class B	473,339	44,209,073
Danske Bank A/S	1,985,752	38,103,447
DSV A/S	453,518	36,475,942
H Lundbeck A/S	605,744	28,296,939
ISS A/S	602,308	19,812,583
Novo Nordisk A/S, Class B	714,636	30,920,132
Orsted A/S(a)	934,042	59,364,371
Pandora A/S	244,304	15,289,638
Tryg A/S	1,393,024	33,679,503
William Demant Holding A/S(b)	820,723	27,022,149

		413,758,215
Finland — 1.6%
Elisa OYJ	1,275,078	50,782,135
Neste OYJ	147,056	12,123,396
Sampo OYJ, Class A	1,682,127	77,495,240

		140,400,771

Security	Shares	Value
France — 6.2%
Aeroports de Paris, NVS	234,865	$49,204,416
Air Liquide SA	202,893	24,597,995
Danone SA, NVS	454,991	32,261,699
Dassault Aviation SA, NVS	2,534	4,206,231
Dassault Systemes SE, NVS	451,176	56,667,044
EssilorLuxottica SA, NVS	108,355	14,824,668
Eutelsat Communications SA	237,871	4,827,096
Hermes International, NVS	147,151	84,198,328
L’Oreal SA	255,505	57,581,511
Orange SA, NVS	291,025	4,557,086
Pernod Ricard SA, NVS	135,764	20,735,924
Sanofi, NVS	762,865	68,146,440
SEB SA, NVS	25,667	3,684,687
Sodexo SA, NVS	296,517	30,277,475
Thales SA, NVS	449,946	57,608,651
TOTAL SA, NVS	326,345	19,212,991

		532,592,242
Germany — 4.6%
adidas AG	23,832	5,616,590
Axel Springer SE	60,187	4,003,038
Beiersdorf AG	421,219	43,621,743
Deutsche Lufthansa AG, Registered	231,738	4,663,254
Deutsche Telekom AG, Registered	288,539	4,738,835
Fraport AG Frankfurt Airport Services Worldwide	47,739	3,694,391
Fresenius Medical Care AG & Co. KGaA	443,597	34,841,434
Hannover Rueck SE	96,053	12,961,987
Henkel AG & Co. KGaA	255,018	25,022,898
Innogy SE(b)	827,241	34,511,569
Innogy SE, New(a)	42,568	1,881,034
MAN SE	434,606	45,303,569
Merck KGaA	239,479	25,674,338
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	244,992	52,727,851
RTL Group SA	477,364	30,667,727
SAP SE	301,137	32,298,287
Symrise AG	62,917	5,286,724
TUI AG	256,088	4,250,540
Uniper SE	1,068,759	30,891,508

		402,657,317
Hong Kong — 8.9%
BOC Hong Kong Holdings Ltd.	4,434,500	16,574,081
CK Infrastructure Holdings Ltd.	5,608,000	40,990,178
CLP Holdings Ltd.	11,682,500	130,991,116
Dairy Farm International Holdings Ltd.(c)	2,135,200	19,280,856
Hang Seng Bank Ltd.	3,879,300	90,853,826
HK Electric Investments & HK Electric Investments Ltd.	33,986,500	32,341,670
HKT Trust & HKT Ltd.	47,589,349	65,561,774
Hong Kong & China Gas Co. Ltd.	64,617,092	123,309,398
Jardine Matheson Holdings Ltd.	526,000	30,355,460
Jardine Strategic Holdings Ltd.	506,800	16,977,800
Link REIT	3,574,500	31,689,638
MTR Corp. Ltd.	18,371,748	89,053,553
PCCW Ltd.	37,815,000	20,741,957
Power Assets Holdings Ltd.	8,564,000	57,188,739
Yue Yuen Industrial Holdings Ltd.	1,521,500	4,163,096

		770,073,142
Ireland — 1.3%
AIB Group PLC	1,728,215	8,365,230
Kerry Group PLC, Class A	767,243	78,673,847

141

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Ireland (continued)
Paddy Power Betfair PLC	41,158	$3,553,515
Ryanair Holdings PLC, ADR, NVS(b)	300,648	24,893,654

		115,486,246
Israel — 1.5%
Bank Hapoalim BM	4,725,804	31,994,590
Bank Leumi Le-Israel BM	6,643,086	41,441,206
Check Point Software Technologies Ltd.(b)	220,572	24,483,492
Mizrahi Tefahot Bank Ltd.	1,438,547	24,224,417
Nice Ltd.(b)	89,088	9,439,661

		131,583,366
Italy — 0.3%
Luxottica Group SpA	270,396	17,009,776
Moncler SpA	103,227	3,590,712
Snam SpA	1,474,577	6,104,989

		26,705,477
Japan — 28.7%
ABC-Mart Inc.	402,400	23,533,206
Ajinomoto Co. Inc.	1,140,300	18,455,168
ANA Holdings Inc.	1,420,100	47,754,016
Aozora Bank Ltd.	180,700	6,236,556
Asahi Group Holdings Ltd.	633,500	27,887,360
Astellas Pharma Inc.	4,251,500	65,813,393
Benesse Holdings Inc.	552,200	15,388,499
Canon Inc.	2,936,200	83,828,243
Central Japan Railway Co.	142,000	27,241,150
Chugai Pharmaceutical Co. Ltd.	210,800	12,384,068
Chugoku Electric Power Co. Inc. (The)	497,000	6,394,435
Coca-Cola Bottlers Japan Holdings Inc.	144,500	3,783,594
Daiichi Sankyo Co. Ltd.	1,144,200	43,738,238
Daito Trust Construction Co. Ltd.	261,600	34,538,479
Daiwa House REIT Investment Corp.	12,168	26,631,483
East Japan Railway Co.	506,800	44,345,842
Eisai Co. Ltd.	223,200	18,612,691
FamilyMart UNY Holdings Co. Ltd.	196,601	22,855,922
Hankyu Hanshin Holdings Inc.	380,100	12,529,104
Hikari Tsushin Inc.	66,100	11,550,148
Japan Airlines Co. Ltd.	1,436,600	51,134,838
Japan Post Bank Co. Ltd.	2,200,700	25,681,821
Japan Post Holdings Co. Ltd.	2,690,800	31,949,599
Japan Prime Realty Investment Corp.	10,136	36,195,189
Japan Real Estate Investment Corp.	10,136	52,271,960
Japan Retail Fund Investment Corp.	20,202	37,305,363
Japan Tobacco Inc.	886,900	22,841,477
Kamigumi Co. Ltd.	380,100	7,861,002
Kao Corp.	506,800	33,819,599
KDDI Corp.	1,393,700	34,757,597
Keikyu Corp.	639,500	9,468,827
Keyence Corp.	54,100	26,509,503
Kintetsu Group Holdings Co. Ltd.	130,000	4,987,816
Kirin Holdings Co. Ltd.	907,700	21,704,208
Kyowa Hakko Kirin Co. Ltd.	253,400	4,928,563
Kyushu Railway Co.	1,577,500	48,364,273
Lawson Inc.	633,500	40,079,660
Maruichi Steel Tube Ltd.	258,300	7,461,415
McDonald’s Holdings Co. Japan Ltd.	818,500	36,045,767
MEIJI Holdings Co. Ltd.	385,600	25,625,803
Mitsubishi Tanabe Pharma Corp.	2,787,400	41,197,849
Mizuho Financial Group Inc.	13,686,200	23,526,851
Nagoya Railroad Co. Ltd.	1,412,400	34,116,365

Security	Shares	Value
Japan (continued)
NH Foods Ltd.	139,900	$4,834,611
Nikon Corp.	509,400	8,878,559
Nippon Building Fund Inc.	9,641	55,101,192
Nippon Prologis REIT Inc.	21,552	43,464,935
Nippon Telegraph & Telephone Corp.	2,440,600	102,723,406
Nissan Motor Co. Ltd.	4,814,600	43,835,023
Nissin Foods Holdings Co. Ltd.	700,100	45,223,774
Nitori Holdings Co. Ltd.	218,900	28,580,847
Nomura Real Estate Master Fund Inc.	29,141	37,777,044
NTT DOCOMO Inc.	5,113,000	128,872,699
Ono Pharmaceutical Co. Ltd.	678,000	15,451,828
Oracle Corp. Japan	444,400	30,163,520
Oriental Land Co. Ltd./Japan	793,100	74,597,993
Osaka Gas Co. Ltd.	282,400	5,182,317
Otsuka Corp.	951,800	31,626,866
Otsuka Holdings Co. Ltd.	795,000	38,096,318
Park24 Co. Ltd.	663,100	17,456,649
Recruit Holdings Co. Ltd.	465,700	12,532,284
Ryohin Keikaku Co. Ltd.	39,400	10,407,284
Sankyo Co. Ltd.	550,400	20,995,720
Secom Co. Ltd.	506,800	41,543,634
Seven & i Holdings Co. Ltd.	278,200	12,061,784
Shimamura Co. Ltd.	266,500	22,410,039
Shimano Inc.	60,600	8,290,851
Shionogi & Co. Ltd.	339,100	21,730,284
Suntory Beverage & Food Ltd.	1,393,700	56,869,332
Taisho Pharmaceutical Holdings Co. Ltd.	429,500	45,821,452
Takeda Pharmaceutical Co. Ltd.	973,200	39,409,189
Terumo Corp.	407,700	22,000,735
Tobu Railway Co. Ltd.	920,300	25,565,021
Tokyo Gas Co. Ltd.	725,500	17,877,945
Toray Industries Inc.	2,055,800	14,607,647
Toyo Suisan Kaisha Ltd.	1,080,800	37,254,105
Tsuruha Holdings Inc.	187,700	19,559,187
Unicharm Corp.	326,000	8,873,971
United Urban Investment Corp.	28,720	43,746,117
USS Co. Ltd.	265,200	4,786,783
West Japan Railway Co.	326,900	21,947,821
Yakult Honsha Co. Ltd.	61,000	4,329,538
Yamada Denki Co. Ltd.	7,602,000	35,835,931
Yamaguchi Financial Group Inc.	364,600	3,854,218
Yamazaki Baking Co. Ltd.	380,100	6,857,327

		2,482,372,720
Netherlands — 0.8%
Heineken NV	186,487	16,819,400
Koninklijke Ahold Delhaize NV	1,269,930	29,108,816
NN Group NV	213,030	9,172,194
NXP Semiconductors NV	146,498	10,985,885

		66,086,295
New Zealand — 0.6%
Auckland International Airport Ltd.	1,136,341	5,186,793
Fisher & Paykel Healthcare Corp. Ltd.	825,560	7,331,631
Meridian Energy Ltd.	6,455,311	13,215,018
Ryman Healthcare Ltd.	1,276,662	10,087,287
Spark New Zealand Ltd.	7,370,961	19,012,283

		54,833,012
Norway — 0.4%
Gjensidige Forsikring ASA	791,520	12,299,004
Marine Harvest ASA	705,500	17,123,481

142

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Norway (continued)
Orkla ASA	676,144	$5,851,636

		35,274,121
Singapore — 3.6%
CapitaLand Mall Trust	21,404,600	32,613,883
DBS Group Holdings Ltd.	2,932,300	49,676,313
Oversea-Chinese Banking Corp. Ltd.(c)	8,623,999	66,884,568
SATS Ltd.	6,291,100	22,623,973
Singapore Airlines Ltd.	6,669,400	45,657,071
Singapore Telecommunications Ltd.	26,079,300	59,510,823
United Overseas Bank Ltd.	2,001,300	35,233,748

		312,200,379
Sweden — 1.3%
Hennes & Mauritz AB, Class B	549,433	9,722,999
ICA Gruppen AB(c)	413,662	14,659,685
Svenska Handelsbanken AB, Class A	446,996	4,868,210
Swedbank AB, Class A	546,730	12,328,747
Swedish Match AB	686,900	35,045,075
Telia Co. AB	8,621,238	38,919,470

		115,544,186
Switzerland — 13.9%
Baloise Holding AG, Registered	298,490	42,789,798
Barry Callebaut AG, Registered	13,937	27,280,995
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	7,602	52,524,008
Chocoladefabriken Lindt & Spruengli AG, Registered	280	22,379,958
Cie. Financiere Richemont SA, Registered	68,251	5,000,595
Givaudan SA, Registered	34,036	82,696,077
Kuehne + Nagel International AG, Registered	593,528	82,665,546
Nestle SA, Registered	1,588,113	134,387,294
Novartis AG, Registered	1,636,592	143,565,840
Partners Group Holding AG	87,423	62,358,090
Roche Holding AG, NVS	486,379	118,512,271
Schindler Holding AG, Registered	36,188	7,526,125
Sika AG, Registered	198,732	25,525,574
Sonova Holding AG, Registered	240,166	39,287,519
Swiss Life Holding AG, Registered	137,328	51,905,861
Swiss Prime Site AG, Registered	531,933	43,256,904
Swiss Re AG	1,071,042	96,850,562
Swisscom AG, Registered	215,505	98,850,787
Zurich Insurance Group AG	200,384	62,392,155

		1,199,755,959
United Kingdom — 12.0%
Admiral Group PLC	674,296	17,343,633
AstraZeneca PLC	918,577	70,305,308
BAE Systems PLC	5,481,462	36,826,693
BP PLC	1,551,858	11,248,911
British American Tobacco PLC	481,687	20,886,156
BT Group PLC	3,659,634	11,248,348
Bunzl PLC	219,821	6,491,048
Burberry Group PLC	418,718	9,689,153
Carnival PLC	478,860	26,083,726
Compass Group PLC	5,199,936	102,320,923

Security	Shares	Value
United Kingdom (continued)
Croda International PLC	174,188	$10,727,808
Diageo PLC	2,314,070	80,084,978
Direct Line Insurance Group PLC	7,598,721	31,992,019
Experian PLC	221,887	5,110,376
GlaxoSmithKline PLC	4,422,628	85,398,076
HSBC Holdings PLC	6,165,435	50,804,459
Imperial Brands PLC	675,161	22,887,077
Kingfisher PLC	5,232,399	17,028,466
National Grid PLC	7,407,182	78,479,827
Pearson PLC	756,195	8,682,523
Randgold Resources Ltd.	198,289	15,581,866
Reckitt Benckiser Group PLC	473,172	38,289,020
RELX PLC	3,818,906	75,633,883
Royal Dutch Shell PLC, Class A	808,758	25,839,921
Royal Mail PLC	5,046,989	23,151,148
RSA Insurance Group PLC	4,783,050	34,493,531
Severn Trent PLC	175,248	4,171,686
Smith & Nephew PLC	2,588,823	42,125,691
SSE PLC	1,699,504	24,788,134
Unilever PLC	195,394	10,352,342
United Utilities Group PLC	440,155	4,086,455
Vodafone Group PLC	18,649,730	35,225,038

		1,037,378,223

Total Common Stocks — 99.3% (Cost: $8,440,638,474)		8,598,200,784

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(d)(e)(f)	15,436,594	15,439,682
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(d)(e)	16,719,277	16,719,277

		32,158,959

Total Short-Term Investments — 0.4% (Cost: $32,155,902)		32,158,959

Total Investments in Securities — 99.7% (Cost: $8,472,794,376)		8,630,359,743
Other Assets, Less Liabilities — 0.3%		29,010,711

Net Assets — 100.0%		$8,659,370,454

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

143

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol EAFE ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	57,454,115	(42,017,521)	15,436,594	$15,439,682	$293,277	(a)	$13,074	$(10,646)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,114,689	7,604,588	16,719,277	16,719,277	64,684		—	—

				$32,158,959	$357,961		$13,074	$(10,646)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	655	12/21/18	$59,359	$(2,767,362)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,598,200,784	$—	$—	$8,598,200,784
Money Market Funds	32,158,959	—	—	32,158,959

	$8,630,359,743	$—	$—	$8,630,359,743

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,767,362)	$—	$—	$(2,767,362)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

144

Schedule of Investments (unaudited) October 31, 2018	iShare® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Austria — 0.3%
ANDRITZ AG	254	$13,169
Erste Group Bank AG	359	14,644
OMV AG	964	53,663

		81,476
Belgium — 4.8%
Ageas	1,469	73,585
Anheuser-Busch InBev SA/NV	1,106	81,630
Colruyt SA	3,217	187,063
Groupe Bruxelles Lambert SA	3,465	322,640
Proximus SADP	8,145	208,107
UCB SA	2,988	251,140

		1,124,165
Denmark — 7.2%
Carlsberg A/S, Class B	194	21,407
Chr Hansen Holding A/S	935	94,541
Coloplast A/S, Class B	2,820	263,383
Danske Bank A/S	8,121	155,829
DSV A/S	2,529	203,405
H Lundbeck A/S	2,586	120,803
ISS A/S	2,443	80,361
Novo Nordisk A/S, Class B	2,681	115,999
Orsted A/S(a)	4,684	297,698
Pandora A/S	927	58,016
Tryg A/S	6,396	154,638
William Demant Holding A/S(b)	4,454	146,647

		1,712,727
Finland — 4.0%
Elisa OYJ	7,146	284,601
Fortum OYJ	6,395	134,737
Kone OYJ, Class B	1,079	52,595
Neste OYJ	922	76,010
Nordea Bank Abp	1,943	16,920
Sampo OYJ, Class A	7,496	345,339
UPM-Kymmene OYJ	1,042	33,542

		943,744
France — 13.0%
Aeroports de Paris, NVS	1,234	258,524
Air Liquide SA	1,141	138,331
Covivio	709	71,296
Danone SA, NVS	2,211	156,774
Dassault Aviation SA, NVS	93	154,372
Dassault Systemes SE, NVS	1,602	201,209
EssilorLuxottica SA, NVS	965	132,027
Eutelsat Communications SA	809	16,417
Gecina SA	699	102,722
Hermes International, NVS	539	308,410
Kering SA, NVS	68	30,326
L’Oreal SA	1,580	356,074
LVMH Moet Hennessy Louis Vuitton SE, NVS	428	130,353
Orange SA, NVS	1,700	26,620
Pernod Ricard SA, NVS	1,264	193,057
Sanofi, NVS	3,947	352,584
Sodexo SA, NVS	768	78,421
Thales SA, NVS	1,872	239,681
TOTAL SA, NVS	2,429	143,003
		3,090,201

Security	Shares	Value
Germany — 12.4%
adidas AG	300	$70,702
Allianz SE, Registered	507	105,953
Axel Springer SE	1,210	80,477
Bayer AG, Registered	638	48,997
Beiersdorf AG	1,459	151,095
Deutsche Lufthansa AG, Registered	510	10,263
Deutsche Telekom AG, Registered	7,522	123,538
Deutsche Wohnen SE	612	28,042
Fraport AG Frankfurt Airport Services Worldwide	1,258	97,353
Fresenius Medical Care AG & Co. KGaA	1,961	154,023
Fresenius SE & Co. KGaA	200	12,754
Hannover Rueck SE	895	120,777
Henkel AG & Co. KGaA	1,389	136,292
Innogy SE, New(a)	5,960	263,366
MAN SE	1,893	197,327
Merck KGaA	2,061	220,958
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,586	341,343
QIAGEN NV(b)	975	35,428
RTL Group SA	2,077	133,435
SAP SE	3,038	325,839
Symrise AG	384	32,266
Telefonica Deutschland Holding AG	8,700	33,861
TUI AG	3,621	60,101
Uniper SE	5,450	157,527

		2,941,717
Ireland — 2.1%
AIB Group PLC	7,946	38,462
Kerry Group PLC, Class A	3,277	336,027
Paddy Power Betfair PLC	120	10,360
Ryanair Holdings PLC, ADR, NVS(b)	1,309	108,385

		493,234
Italy — 1.6%
Luxottica Group SpA	2,473	155,569
Moncler SpA	895	31,132
Snam SpA	17,960	74,358
Terna Rete Elettrica Nazionale SpA	22,163	114,635

		375,694
Netherlands — 3.8%
Akzo Nobel NV	888	74,737
Heineken Holding NV	1,692	146,660
Heineken NV	2,528	228,002
Koninklijke Ahold Delhaize NV	7,343	168,313
Koninklijke DSM NV	120	10,521
Koninklijke KPN NV	6,940	18,369
NN Group NV	830	35,736
NXP Semiconductors NV	1,198	89,838
Unilever NV, CVA	2,258	121,589

		893,765
Norway — 3.5%
Equinor ASA	9,367	244,402
Gjensidige Forsikring ASA	9,121	141,726
Marine Harvest ASA	5,794	140,629
Orkla ASA	12,715	110,041
Telenor ASA	7,866	144,733
Yara International ASA	1,030	44,448

		825,979
Spain — 2.2%
Aena SME SA(a)	188	30,067

145

Schedule of Investments (unaudited) (continued) October 31, 2018	iShare® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Spain (continued)
Endesa SA	7,381	$154,549
Iberdrola SA	25,169	178,407
Industria de Diseno Textil SA	4,897	138,325
Red Electrica Corp. SA	652	13,519

		514,867
Sweden — 3.6%
Essity AB, Class B	528	12,068
Hennes & Mauritz AB, Class B	5,635	99,719
Hexagon AB, Class B	274	13,449
ICA Gruppen AB	2,670	94,622
Investor AB, Class B	1,855	80,514
L E Lundbergforetagen AB, Class B	2,343	72,394
Svenska Handelsbanken AB, Class A	5,237	57,036
Swedbank AB, Class A	1,604	36,170
Swedish Match AB	1,078	54,999
Tele2 AB, Class B	2,240	25,489
Telefonaktiebolaget LM Ericsson, Class B	2,037	17,781
Telia Co. AB	61,828	279,115

		843,356
Switzerland — 18.4%
Baloise Holding AG, Registered	1,153	165,287
Barry Callebaut AG, Registered	26	50,894
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	28	193,459
Chocoladefabriken Lindt & Spruengli AG, Registered	1	79,928
Cie. Financiere Richemont SA, Registered	160	11,723
Givaudan SA, Registered	116	281,841
Kuehne + Nagel International AG, Registered	2,181	303,766
Nestle SA, Registered	4,903	414,895
Novartis AG, Registered	4,957	434,840
Pargesa Holding SA, Bearer	342	25,143
Partners Group Holding AG	267	190,449
Roche Holding AG, NVS	1,369	333,574
Schindler Holding AG, Participation Certificates, NVS	81	17,104
Schindler Holding AG, Registered	513	106,690
SGS SA, Registered	100	237,797
Sika AG, Registered	429	55,102
Sonova Holding AG, Registered	571	93,407
Swiss Life Holding AG, Registered	203	76,728
Swiss Prime Site AG, Registered	3,514	285,759
Swiss Re AG	2,945	266,306
Swisscom AG, Registered	845	387,596
Zurich Insurance Group AG	1,128	351,217

		4,363,505
United Kingdom — 22.6%
Admiral Group PLC	4,107	105,637
AstraZeneca PLC	5,162	395,085
BAE Systems PLC	26,853	180,409
BP PLC	20,040	145,263
British American Tobacco PLC	1,842	79,870
BT Group PLC	27,688	85,103
Bunzl PLC	867	25,601
Burberry Group PLC	700	16,198
Carnival PLC	854	46,518
Coca-Cola European Partners PLC, NVS	2,646	120,367
Compass Group PLC	17,314	340,694
Croda International PLC	780	48,038

Security	Shares	Value
United Kingdom (continued)
Diageo PLC	10,494	$363,175
Direct Line Insurance Group PLC	23,243	97,857
easyJet PLC	848	13,002
Experian PLC	3,959	91,182
GlaxoSmithKline PLC	19,041	367,669
HSBC Holdings PLC	31,083	256,130
Imperial Brands PLC	1,656	56,136
Kingfisher PLC	8,200	26,686
National Grid PLC	29,824	315,988
Next PLC	240	15,959
Pearson PLC	1,780	20,438
Randgold Resources Ltd.	1,431	112,450
Reckitt Benckiser Group PLC	1,592	128,824
RELX PLC	19,021	376,713
Rolls-Royce Holdings PLC	2,339	25,075
Royal Dutch Shell PLC, Class A	9,727	310,779
Royal Mail PLC	15,235	69,885
RSA Insurance Group PLC	8,897	64,162
Severn Trent PLC	3,957	94,194
Shire PLC	391	23,384
Smith & Nephew PLC	12,574	204,606
SSE PLC	11,846	172,780
Unilever PLC	3,997	211,769
United Utilities Group PLC	12,315	114,334
Vodafone Group PLC	123,759	233,752

		5,355,712

Total Common Stocks — 99.5% (Cost: $25,207,912)		23,560,142

Preferred Stocks

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	107,594	138

Total Preferred Stocks — 0.0% (Cost: $139)		138

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	5,271	5,271

Total Short-Term Investments — 0.0% (Cost: $5,271)		5,271

Total Investments in Securities — 99.5% (Cost: $25,213,322)		23,565,551
Other Assets, Less Liabilities — 0.5%		128,957

Net Assets — 100.0%		$23,694,508

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

146

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol Europe ETF

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$41	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,216	(945)	5,271	5,271	22		—	—

				$5,271	$63		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,560,142	$—	$—	$23,560,142
Preferred Stocks	—	138	—	138
Money Market Funds	5,271	—	—	5,271

	$23,565,413	$138	$—	$23,565,551

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

147

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd.	900	$24,642

Airlines — 2.3%
ANA Holdings Inc.	6,000	201,763
Japan Airlines Co. Ltd.	6,600	234,923

		436,686
Auto Components — 1.4%
Aisin Seiki Co. Ltd.	1,500	58,947
Bridgestone Corp.	3,900	150,775
Denso Corp.	600	26,849
Sumitomo Electric Industries Ltd.	900	12,297
Sumitomo Rubber Industries Ltd.	1,500	21,599

		270,467
Automobiles — 4.3%
Honda Motor Co. Ltd.	4,500	129,232
Mitsubishi Motors Corp.	1,200	7,560
Nissan Motor Co. Ltd.	30,300	275,870
Subaru Corp.	1,800	48,694
Suzuki Motor Corp.	2,100	105,135
Toyota Motor Corp.	4,500	263,768

		830,259
Banks — 6.4%
Aozora Bank Ltd.	4,500	155,310
Chiba Bank Ltd. (The)	3,900	24,743
Concordia Financial Group Ltd.	2,100	9,639
Japan Post Bank Co. Ltd.	24,000	280,076
Mebuki Financial Group Inc.	6,300	19,259
Mitsubishi UFJ Financial Group Inc.	15,600	94,660
Mizuho Financial Group Inc.	171,300	294,468
Resona Holdings Inc.	18,600	98,064
Sumitomo Mitsui Financial Group Inc.	4,500	176,005
Yamaguchi Financial Group Inc.	8,400	88,797

		1,241,021
Beverages — 2.9%
Asahi Group Holdings Ltd.	4,500	198,095
Coca-Cola Bottlers Japan Holdings Inc.	1,500	39,276
Kirin Holdings Co. Ltd.	6,300	150,641
Suntory Beverage & Food Ltd.	4,200	171,379

		559,391
Building Products — 0.4%
Daikin Industries Ltd.	600	69,780
LIXIL Group Corp.	600	9,463

		79,243
Chemicals — 1.8%
Asahi Kasei Corp.	2,700	32,466
Kuraray Co. Ltd.	2,700	37,203
Nissan Chemical Corp.	300	14,195
Shin-Etsu Chemical Co. Ltd.	1,200	100,685
Toray Industries Inc.	22,500	159,875

		344,424
Commercial Services & Supplies — 2.5%
Dai Nippon Printing Co. Ltd.	2,100	47,171
Park24 Co. Ltd.	4,800	126,364
Secom Co. Ltd.	3,300	270,509
Toppan Printing Co. Ltd.	3,000	42,506

		486,550

Security	Shares	Value
Construction & Engineering — 0.9%
Kajima Corp.	3,000	$38,704
Obayashi Corp.	7,800	68,908
Taisei Corp.	1,500	64,264

		171,876
Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	2,100	58,522

Diversified Telecommunication Services — 1.3%
Nippon Telegraph & Telephone Corp.	6,000	252,536

Electric Utilities — 1.1%
Chubu Electric Power Co. Inc.	4,200	60,606
Chugoku Electric Power Co. Inc. (The)	4,500	57,897
Kansai Electric Power Co. Inc. (The)	2,100	32,201
Kyushu Electric Power Co. Inc.	900	10,479
Tohoku Electric Power Co. Inc.	4,500	56,941

		218,124
Electrical Equipment — 0.6%
Mitsubishi Electric Corp.	600	7,621
Nidec Corp.	800	102,716

		110,337
Electronic Equipment, Instruments & Components — 1.5%
Hamamatsu Photonics KK	1,500	50,241
Hirose Electric Co. Ltd.	320	30,425
Keyence Corp.	400	196,004
Shimadzu Corp.	900	22,752

		299,422
Entertainment — 0.5%
Konami Holdings Corp.	900	34,372
Nintendo Co. Ltd.	100	31,155
Toho Co. Ltd./Tokyo	1,200	39,183

		104,710
Equity Real Estate Investment Trusts (REITs) — 8.7%
Daiwa House REIT Investment Corp.	78	170,715
Japan Prime Realty Investment Corp.	45	160,693
Japan Real Estate Investment Corp.	48	247,539
Japan Retail Fund Investment Corp.	120	221,594
Nippon Building Fund Inc.	45	257,188
Nippon Prologis REIT Inc.	138	278,311
Nomura Real Estate Master Fund Inc.	114	147,784
United Urban Investment Corp.	135	205,631

		1,689,455
Food & Staples Retailing — 3.7%
Aeon Co. Ltd.	3,900	89,504
FamilyMart UNY Holdings Co. Ltd.(a)	900	104,630
Lawson Inc.	3,600	227,761
Seven & i Holdings Co. Ltd.	4,800	208,111
Sundrug Co. Ltd.	600	21,798
Tsuruha Holdings Inc.	600	62,523

		714,327
Food Products — 3.6%
Ajinomoto Co. Inc.	5,100	82,541
Calbee Inc.	600	19,937
MEIJI Holdings Co. Ltd.	1,600	106,331
NH Foods Ltd.	2,700	93,306
Nisshin Seifun Group Inc.	2,100	41,887
Nissin Foods Holdings Co. Ltd.	1,800	116,273
Toyo Suisan Kaisha Ltd.	3,600	124,088

148

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Yamazaki Baking Co. Ltd.	6,000	$108,245

		692,608
Gas Utilities — 1.5%
Osaka Gas Co. Ltd.	9,900	181,675
Toho Gas Co. Ltd.	300	10,367
Tokyo Gas Co. Ltd.	4,200	103,497

		295,539
Health Care Equipment & Supplies — 1.4%
Hoya Corp.	2,100	119,352
Terumo Corp.	2,700	145,700

		265,052
Health Care Providers & Services — 0.4%
Medipal Holdings Corp.	600	12,882
Suzuken Co. Ltd./Aichi Japan	1,200	60,821

		73,703
Health Care Technology — 0.2%
M3 Inc.	1,800	28,997

Hotels, Restaurants & Leisure — 3.0%
McDonald’s Holdings Co. Japan Ltd.	6,600	290,656
Oriental Land Co. Ltd./Japan	3,000	282,176

		572,832
Household Durables — 2.0%
Nikon Corp.	3,900	67,975
Panasonic Corp.	1,200	13,286
Rinnai Corp.	900	65,553
Sekisui Chemical Co. Ltd.	3,600	56,558
Sekisui House Ltd.	6,000	88,361
Sony Corp.	1,800	97,931

		389,664
Household Products — 0.5%
Lion Corp.	1,500	28,178
Unicharm Corp.	2,700	73,496

		101,674
Industrial Conglomerates — 0.6%
Keihan Holdings Co. Ltd.	2,700	102,397
Toshiba Corp.(b)	300	8,985

		111,382
Insurance — 2.6%
Japan Post Holdings Co. Ltd.	27,000	320,588
MS&AD Insurance Group Holdings Inc.	1,800	54,325
Sompo Holdings Inc.	600	24,881
Sony Financial Holdings Inc.	1,800	41,868
Tokio Marine Holdings Inc.	1,500	71,056

		512,718
Interactive Media & Services — 0.6%
Yahoo Japan Corp.	33,900	106,637

Internet & Direct Marketing Retail — 0.2%
Rakuten Inc.	5,400	36,557

IT Services — 1.4%
Fujitsu Ltd.	300	18,241
Nomura Research Institute Ltd.	980	43,419
NTT Data Corp.	8,100	104,502
Otsuka Corp.	3,300	109,654

		275,816

Security	Shares	Value
Leisure Products — 2.0%
Bandai Namco Holdings Inc.	2,100	$74,711
Sankyo Co. Ltd.	5,100	194,546
Sega Sammy Holdings Inc.	2,400	30,900
Shimano Inc.	500	68,406
Yamaha Corp.	300	13,225

		381,788
Machinery — 1.9%
FANUC Corp.	600	104,922
Hoshizaki Corp.	600	48,434
Komatsu Ltd.	3,900	101,755
Kurita Water Industries Ltd.	600	14,796
Makita Corp.	3,000	103,806

		373,713
Media — 0.1%
Dentsu Inc.	300	13,929
Hakuhodo DY Holdings Inc.	900	15,041

		28,970
Metals & Mining — 0.2%
Maruichi Steel Tube Ltd.	1,200	34,664

Multiline Retail — 0.6%
Don Quijote Holdings Co. Ltd.	300	17,970
Ryohin Keikaku Co. Ltd.	300	79,243
Takashimaya Co. Ltd.	1,500	23,659

		120,872
Oil, Gas & Consumable Fuels — 0.8%
Idemitsu Kosan Co. Ltd.	300	13,690
JXTG Holdings Inc.	19,800	134,953

		148,643
Personal Products — 1.2%
Kao Corp.	3,300	220,215
Shiseido Co. Ltd.	300	18,972

		239,187
Pharmaceuticals — 8.4%
Astellas Pharma Inc.	18,000	278,641
Chugai Pharmaceutical Co. Ltd.	1,500	88,122
Daiichi Sankyo Co. Ltd.	3,600	137,614
Eisai Co. Ltd.	900	75,051
Hisamitsu Pharmaceutical Co. Inc.	300	16,933
Kyowa Hakko Kirin Co. Ltd.	1,500	29,175
Mitsubishi Tanabe Pharma Corp.	13,200	195,096
Ono Pharmaceutical Co. Ltd.	1,800	41,022
Otsuka Holdings Co. Ltd.	3,600	172,512
Santen Pharmaceutical Co. Ltd.	1,200	17,810
Shionogi & Co. Ltd.	2,100	134,573
Sumitomo Dainippon Pharma Co. Ltd.	2,700	56,510
Taisho Pharmaceutical Holdings Co. Ltd.	1,500	160,028
Takeda Pharmaceutical Co. Ltd.	5,400	218,670

		1,621,757
Professional Services — 0.6%
Recruit Holdings Co. Ltd.	4,200	113,025

Real Estate Management & Development — 0.6%
Daito Trust Construction Co. Ltd.	900	118,825

Road & Rail — 9.6%
Central Japan Railway Co.	1,500	287,759
East Japan Railway Co.	2,600	227,504
Hankyu Hanshin Holdings Inc.	4,800	158,221

149

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail (continued)
Keikyu Corp.	4,800	$71,072
Keio Corp.	1,200	65,181
Keisei Electric Railway Co. Ltd.	900	27,712
Kintetsu Group Holdings Co. Ltd.	3,600	138,124
Kyushu Railway Co.	6,300	193,150
Nagoya Railroad Co. Ltd.	9,300	224,640
Nippon Express Co. Ltd.	300	19,007
Odakyu Electric Railway Co. Ltd.	1,800	38,056
Tobu Railway Co. Ltd.	5,100	141,673
Tokyu Corp.	4,500	74,286
West Japan Railway Co.	3,000	201,418

		1,867,803
Semiconductors & Semiconductor Equipment — 0.3%
Disco Corp.	100	15,923
Tokyo Electron Ltd.	300	41,695

		57,618
Software — 0.6%
Oracle Corp. Japan	1,800	122,174

Specialty Retail — 3.6%
ABC-Mart Inc.	2,400	140,357
Hikari Tsushin Inc.	600	104,843
Nitori Holdings Co. Ltd.	1,100	143,622
Shimamura Co. Ltd.	1,200	100,908
USS Co. Ltd.	3,300	59,564
Yamada Denki Co. Ltd.	33,300	156,977
		706,271
Technology Hardware, Storage & Peripherals — 2.7%
Canon Inc.	9,000	256,949
FUJIFILM Holdings Corp.	3,600	156,084
NEC Corp.	3,600	103,354

		516,387
Tobacco — 1.1%
Japan Tobacco Inc.	8,400	216,336

Trading Companies & Distributors — 2.6%
ITOCHU Corp.	6,600	122,520

Security	Shares	Value
Trading Companies & Distributors (continued)
Marubeni Corp.	3,300	$26,794
Mitsubishi Corp.	3,000	84,533
Mitsui & Co. Ltd.	10,800	180,439
Sumitomo Corp.	5,700	86,544

		500,830
Transportation Infrastructure — 0.3%
Kamigumi Co. Ltd.	3,000	62,044

Wireless Telecommunication Services — 3.2%
KDDI Corp.	10,200	254,379
NTT DOCOMO Inc.	12,300	310,020
SoftBank Group Corp.	600	48,104

		612,503

Total Common Stocks — 99.1% (Cost: $20,406,420)		19,198,581

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	6,331	6,331

Total Short-Term Investments — 0.0% (Cost: $6,331)		6,331

Total Investments in Securities — 99.1% (Cost: $20,412,751)		19,204,912
Other Assets, Less Liabilities — 0.9%		172,734

Net Assets — 100.0%		$19,377,646

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	400,047	(400,047)	—	$—	$986	(a)	$28	$(28)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,545	4,786	6,331	6,331	39		—	—

				$6,331	$1,025		$28	$(28)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

150

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,198,581	$—	$—	$19,198,581
Money Market Funds	6,331	—	—	6,331

	$19,204,912	$—	$—	$19,204,912

151

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 4.9%
General Dynamics Corp.	276,783	$47,767,210
Harris Corp.	561,020	83,429,284
L3 Technologies Inc.	115,063	21,800,987
Lockheed Martin Corp.	638,790	187,708,441
Northrop Grumman Corp.	713,861	186,995,889
Raytheon Co.	991,174	173,495,097
Rockwell Collins Inc.	959,436	122,826,997
United Technologies Corp.	83,010	10,310,672

		834,334,577
Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	801,790	71,383,364
Expeditors International of Washington Inc.	1,184,350	79,564,633
United Parcel Service Inc., Class B	112,766	12,014,089

		162,962,086
Banks — 0.2%
U.S. Bancorp	541,999	28,330,288

Beverages — 3.3%
Brown-Forman Corp., Class B, NVS	294,515	13,647,825
Coca-Cola Co. (The)	5,188,321	248,416,810
Constellation Brands Inc., Class A	353,792	70,485,980
PepsiCo Inc.	2,062,958	231,835,220

		564,385,835
Capital Markets — 0.4%
CME Group Inc.	330,082	60,484,226

Chemicals — 0.6%
Ecolab Inc.	411,279	62,987,379
International Flavors & Fragrances Inc., New	147,580	21,348,923
Sherwin-Williams Co. (The)	56,235	22,126,785

		106,463,087
Commercial Services & Supplies — 2.9%
Republic Services Inc.	3,059,292	222,349,343
Waste Connections Inc.	336,601	25,729,780
Waste Management Inc.	2,740,137	245,160,057

		493,239,180
Communications Equipment — 2.6%
Cisco Systems Inc.	3,538,919	161,905,544
CommScope Holding Co. Inc.(a)	342,509	8,240,766
F5 Networks Inc.(a)	407,039	71,345,796
Motorola Solutions Inc.	1,396,918	171,206,270
Palo Alto Networks Inc.(a)	166,064	30,396,355

		443,094,731
Containers & Packaging — 0.1%
Avery Dennison Corp.	77,209	7,004,401
Ball Corp.	224,114	10,040,307

		17,044,708
Distributors — 0.1%
Genuine Parts Co.	208,394	20,405,940

Diversified Financial Services — 0.8%
Berkshire Hathaway Inc., Class B(a)	670,637	137,668,363

Diversified Telecommunication Services — 2.8%
AT&T Inc.	7,231,600	221,865,488
Verizon Communications Inc.	4,097,507	233,926,675
Zayo Group Holdings Inc.(a)(b)	762,324	22,778,241

		478,570,404

Security	Shares	Value
Electric Utilities — 5.4%
Alliant Energy Corp.	410,018	$17,622,574
American Electric Power Co. Inc.	1,046,975	76,806,086
Duke Energy Corp.	2,183,008	180,381,951
Edison International	306,409	21,261,721
Evergy Inc.	808,840	45,286,952
Eversource Energy	621,622	39,323,808
NextEra Energy Inc.	1,192,585	205,720,912
PPL Corp.	349,305	10,618,872
Southern Co. (The)	3,630,344	163,474,390
Xcel Energy Inc.	3,394,923	166,385,176

		926,882,442
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	1,622,126	145,180,277
FLIR Systems Inc.	516,380	23,913,558

		169,093,835
Energy Equipment & Services — 0.1%
Schlumberger Ltd.	456,584	23,427,325

Entertainment — 0.8%
Electronic Arts Inc.(a)	263,445	23,968,226
Walt Disney Co. (The)	916,494	105,241,006

		129,209,232
Equity Real Estate Investment Trusts (REITs) — 8.2%
American Tower Corp.	572,595	89,216,027
AvalonBay Communities Inc.	821,046	143,995,047
Boston Properties Inc.	79,923	9,651,501
Camden Property Trust	782,884	70,670,939
Crown Castle International Corp.	1,300,481	141,414,304
Digital Realty Trust Inc.(b)	342,621	35,379,044
Duke Realty Corp.	868,565	23,946,337
Equinix Inc.	126,308	47,837,892
Equity Residential(b)	1,847,815	120,034,062
Essex Property Trust Inc.	239,577	60,081,120
Extra Space Storage Inc.	103,176	9,292,031
Federal Realty Investment Trust	416,708	51,692,627
Invitation Homes Inc.(b)	1,035,532	22,657,440
Mid-America Apartment Communities Inc.(b)	374,043	36,547,742
National Retail Properties Inc.	787,650	36,822,638
Public Storage(b)	805,095	165,422,870
Realty Income Corp.(b)	1,642,173	98,973,767
Regency Centers Corp.(b)	210,699	13,349,889
Simon Property Group Inc.(b)	343,283	62,999,296
UDR Inc.	2,165,793	84,877,428
Ventas Inc.(b)	522,759	30,340,932
Welltower Inc.	735,431	48,589,926

		1,403,792,859
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	162,832	37,228,280
Sysco Corp.	860,993	61,414,631
Walmart Inc.	1,080,871	108,389,744

		207,032,655
Food Products — 2.6%
Campbell Soup Co.	1,315,806	49,224,302
Conagra Brands Inc.	709,845	25,270,482
Hershey Co. (The)	629,320	67,431,638
Hormel Foods Corp.	899,962	39,274,342
Ingredion Inc.	150,465	15,224,049
JM Smucker Co. (The)	80,579	8,728,317
Kellogg Co.	1,448,256	94,831,803

152

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
McCormick & Co. Inc./MD, NVS	978,645	$140,924,880
Tyson Foods Inc., Class A	146,758	8,793,739

		449,703,552
Health Care Equipment & Supplies — 4.9%
Abbott Laboratories	572,403	39,461,463
Baxter International Inc.	1,738,822	108,693,763
Becton Dickinson and Co.	445,822	102,761,971
Boston Scientific Corp.(a)	2,363,734	85,425,347
Cooper Companies Inc. (The)(b)	191,693	49,516,219
Danaher Corp.	1,346,748	133,866,751
Medtronic PLC	1,792,514	161,003,607
Stryker Corp.	877,279	142,312,199
Varian Medical Systems Inc.(a)	84,975	10,143,466
Zimmer Biomet Holdings Inc.	74,264	8,435,648

		841,620,434
Health Care Providers & Services — 4.3%
Aetna Inc.	534,604	106,065,434
Anthem Inc.	238,980	65,855,719
Cigna Corp.(b)	359,582	76,882,227
CVS Health Corp.	187,536	13,575,731
HCA Healthcare Inc.	295,986	39,523,011
Henry Schein Inc.(a)(b)	320,787	26,625,321
Humana Inc.	256,100	82,057,001
Laboratory Corp. of America Holdings(a)	539,988	86,695,073
Quest Diagnostics Inc.	405,136	38,127,349
UnitedHealth Group Inc.	658,769	172,169,278
Universal Health Services Inc., Class B	156,349	19,005,784

		726,581,928
Health Care Technology — 0.1%
Cerner Corp.(a)(b)	142,281	8,149,856

Hotels, Restaurants & Leisure — 3.3%
Aramark	1,216,238	43,687,269
Darden Restaurants Inc.	383,205	40,830,493
McDonald’s Corp.	1,502,097	265,720,959
Starbucks Corp.	1,448,509	84,404,619
Vail Resorts Inc.	67,889	17,061,864
Yum! Brands Inc.	1,282,767	115,974,964

		567,680,168
Household Products — 2.8%
Church & Dwight Co. Inc.	1,313,895	78,005,946
Clorox Co. (The)	560,247	83,168,667
Colgate-Palmolive Co.	828,186	49,318,476
Kimberly-Clark Corp.	518,649	54,095,091
Procter & Gamble Co. (The)	2,292,519	203,300,585

		467,888,765
Industrial Conglomerates — 0.3%
Honeywell International Inc.	387,117	56,062,284

Insurance — 7.3%
Aflac Inc.	1,705,981	73,476,603
Alleghany Corp.	14,495	8,706,857
Allstate Corp. (The)	1,150,034	110,081,254
Aon PLC	460,760	71,961,497
Arch Capital Group Ltd.(a)(b)	4,405,359	124,980,035
Axis Capital Holdings Ltd.	710,574	39,642,923
Chubb Ltd.	1,190,259	148,675,252
Cincinnati Financial Corp.	385,931	30,349,614
Everest Re Group Ltd.	232,572	50,668,136

Security	Shares	Value
Insurance (continued)
Fidelity National Financial Inc.	621,399	$20,785,797
Markel Corp.(a)	114,518	125,195,658
Marsh & McLennan Companies Inc.	1,284,993	108,903,157
Progressive Corp. (The)	1,459,275	101,711,467
RenaissanceRe Holdings Ltd.	553,015	67,556,312
Travelers Companies Inc. (The)	648,032	81,088,244
WR Berkley Corp.	928,196	70,450,076

		1,234,232,882
Interactive Media & Services — 0.9%
Alphabet Inc., Class A(a)	61,469	67,036,862
Facebook Inc., Class A(a)	588,986	89,402,185

		156,439,047
Internet & Direct Marketing Retail — 0.2%
eBay Inc.(a)	1,334,664	38,745,296

IT Services — 11.9%
Accenture PLC, Class A	1,396,234	220,074,403
Automatic Data Processing Inc.	977,550	140,845,404
Broadridge Financial Solutions Inc.	1,490,029	174,243,991
Cognizant Technology Solutions Corp., Class A	1,106,994	76,415,796
Fidelity National Information Services Inc.	1,472,743	153,312,546
Fiserv Inc.(a)	2,877,681	228,200,103
International Business Machines Corp.	715,482	82,588,087
Jack Henry & Associates Inc.	1,067,206	159,899,475
Mastercard Inc., Class A	1,124,529	222,285,648
Paychex Inc.	2,159,479	141,424,280
VeriSign Inc.(a)	500,042	71,275,987
Visa Inc., Class A	1,940,026	267,432,584
Worldpay Inc., Class A(a)	897,877	82,461,024

		2,020,459,328
Leisure Products — 0.1%
Hasbro Inc.	195,119	17,894,364

Life Sciences Tools & Services — 0.5%
IQVIA Holdings Inc.(a)	148,084	18,203,966
Thermo Fisher Scientific Inc.	311,045	72,675,664

		90,879,630
Media — 0.9%
Comcast Corp., Class A	2,467,306	94,103,051
Liberty Broadband Corp., Class C, NVS(a)(b)	174,826	14,498,320
Omnicom Group Inc.	264,140	19,630,885
Sirius XM Holdings Inc.(b)	5,214,808	31,393,144

		159,625,400
Metals & Mining — 1.2%
Newmont Mining Corp.	6,438,518	199,078,977

Mortgage Real Estate Investment — 1.3%
AGNC Investment Corp.(b)	5,405,173	96,428,286
Annaly Capital Management Inc.(b)	12,448,780	122,869,459

		219,297,745
Multi-Utilities — 2.6%
CMS Energy Corp.	735,494	36,421,663
Consolidated Edison Inc.	2,464,136	187,274,336
Dominion Energy Inc.	1,386,721	99,039,614
DTE Energy Co.	90,555	10,178,382
Sempra Energy	82,751	9,112,540
WEC Energy Group Inc.	1,440,588	98,536,219

		440,562,754

153

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Multiline Retail — 0.3%
Dollar General Corp.	372,253	$41,461,539
Target Corp.	144,223	12,061,370

		53,522,909
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	730,242	81,531,519
Exxon Mobil Corp.	2,271,339	180,980,291
Occidental Petroleum Corp.	478,908	32,120,360

		294,632,170
Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	438,197	60,225,796

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	535,326	27,055,376
Eli Lilly & Co.	1,697,026	184,025,499
Johnson & Johnson	1,817,888	254,486,141
Merck & Co. Inc.	2,306,937	169,813,633
Pfizer Inc.	6,275,394	270,218,466
Zoetis Inc.	504,722	45,500,688

		951,099,803
Professional Services — 0.3%
Verisk Analytics Inc.(a)(b)	390,298	46,773,312

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	1,545,981	72,475,589
Texas Instruments Inc.	587,826	54,567,888
Xilinx Inc.	124,378	10,618,150

		137,661,627
Software — 3.2%
Adobe Inc.(a)	35,479	8,719,319
ANSYS Inc.(a)	460,821	68,915,780
CDK Global Inc.	206,178	11,801,629
Dell Technologies Inc., Class V(a)	354,658	32,057,537
Intuit Inc.	328,373	69,286,703
Microsoft Corp.	1,477,689	157,831,962
Oracle Corp.	1,717,537	83,884,507
salesforce.com Inc.(a)	223,272	30,641,849
Synopsys Inc.(a)	967,392	86,610,606

		549,749,892
Specialty Retail — 2.9%
AutoZone Inc.(a)	96,509	70,786,456
Home Depot Inc. (The)	760,834	133,815,484
O’Reilly Automotive Inc.(a)	98,637	31,637,818
Ross Stores Inc.	433,756	42,941,844
TJX Companies Inc. (The)	1,878,059	206,361,123
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	40,022	10,986,839

		496,529,564

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.	291,486	$63,794,626

Textiles, Apparel & Luxury Goods — 0.9%
NIKE Inc., Class B	759,831	57,017,718
Tapestry Inc.	1,320,448	55,868,155
VF Corp.	472,263	39,141,158

		152,027,031
Tobacco — 1.3%
Altria Group Inc.	2,328,874	151,469,965
Philip Morris International Inc.	842,219	74,174,227

		225,644,192
Water Utilities — 0.3%
American Water Works Co. Inc.	497,497	44,043,409

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	358,505	24,575,518

Total Common Stocks — 99.8% (Cost: $15,160,738,900)		17,001,604,032

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	141,911,830	141,940,212
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	17,238,612	17,238,612

		159,178,824

Total Short-Term Investments — 0.9% (Cost: $159,169,784)		159,178,824

Total Investments in Securities — 100.7% (Cost: $15,319,908,684)		17,160,782,856
Other Assets, Less Liabilities — (0.7)%		(124,112,916)

Net Assets — 100.0%		$17,036,669,940

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

154

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol USA ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	133,623,419	8,288,411	141,911,830	$141,940,212	$116,129	(a)	$(2,104)	$(12,963)
BlackRock Cash Funds: Treasury, SL Agency Shares	29,235,363	(11,996,751)	17,238,612	17,238,612	189,329		—	—

				$159,178,824	$305,458		$(2,104)	$(12,963)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	325	12/21/18	$10,039	$(164,440)
S&P 500 E-Mini	169	12/21/18	22,909	(1,338,127)

				$(1,502,567)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,001,604,032	$—	$—	$17,001,604,032
Money Market Funds	159,178,824	—	—	159,178,824

	$17,160,782,856	$—	$—	$17,160,782,856

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,502,567)	$—	$—	$(1,502,567)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

155

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.6%
BWX Technologies Inc.	5,230	$305,746
HEICO Corp.(a)	4,486	376,061
HEICO Corp., Class A	692	46,129
Hexcel Corp.	1,093	63,962

		791,898
Banks — 1.3%
Atlantic Capital Bancshares Inc.(b)	3,647	54,960
Blue Hills Bancorp. Inc.	3,431	79,633
Byline Bancorp Inc.(a)(b)	2,298	50,556
Carolina Financial Corp.	2,833	93,744
CenterState Bank Corp.	2,205	54,199
First Mid-Illinois Bancshares Inc.	1,334	49,732
HomeTrust Bancshares Inc.(b)	2,564	69,895
Independent Bank Corp./MI	1,685	37,289
National Commerce Corp.(b)	1,023	37,953
Nicolet Bankshares Inc.(b)	1,254	66,964
Old Line Bancshares Inc.	1,797	53,802

		648,727
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(b)	117	35,953
Coca-Cola Bottling Co. Consolidated	204	35,216
MGP Ingredients Inc.	298	21,209
National Beverage Corp.(b)	289	26,718

		119,096
Biotechnology — 0.3%
Genomic Health Inc.(b)	678	48,619
Ligand Pharmaceuticals Inc.(a)(b)	452	74,494
Myriad Genetics Inc.(b)	866	38,996

		162,109
Building Products — 0.4%
CSW Industrials Inc.(b)	1,934	89,022
Simpson Manufacturing Co. Inc.	2,106	120,211

		209,233
Capital Markets — 0.6%
B. Riley Financial Inc.	1,659	31,936
Blucora Inc.(b)	1,161	33,576
Diamond Hill Investment Group Inc.	220	37,879
FactSet Research Systems Inc.	266	59,520
MarketAxess Holdings Inc.	152	31,870
Morningstar Inc.	801	99,965

		294,746
Chemicals — 1.2%
Ashland Global Holdings Inc.	2,570	190,129
NewMarket Corp.	135	52,105
Scotts Miracle-Gro Co. (The)	2,427	161,978
Sensient Technologies Corp.	583	37,813
Valvoline Inc.	7,622	151,830

		593,855
Commercial Services & Supplies — 1.8%
Advanced Disposal Services Inc.(b)	8,642	234,112
Cimpress NV(a)(b)	257	32,123
Healthcare Services Group Inc.	2,356	95,630
KAR Auction Services Inc.	6,102	347,448
SP Plus Corp.(b)	1,822	58,231
Viad Corp.	2,479	118,719

		886,263

Security	Shares	Value
Communications Equipment — 1.1%
ADTRAN Inc.	6,317	$84,900
Ciena Corp.(b)	4,070	127,228
EchoStar Corp., Class A(b)	1,083	43,916
InterDigital Inc.	442	31,360
NetScout Systems Inc.(b)	951	24,022
Ubiquiti Networks Inc.(a)	821	76,427
ViaSat Inc.(b)	420	26,779
Viavi Solutions Inc.(b)	9,660	111,380

		526,012
Consumer Finance — 0.4%
EZCORP Inc., Class A, NVS(a)(b)	3,346	33,259
FirstCash Inc.	1,797	144,479
Green Dot Corp., Class A(b)	336	25,449

		203,187
Containers & Packaging — 1.6%
AptarGroup Inc.	4,173	425,479
Bemis Co. Inc.	2,553	116,851
Berry Global Group Inc.(b)	1,940	84,623
Silgan Holdings Inc.	4,081	98,066
Sonoco Products Co.	1,307	71,336

		796,355
Distributors — 0.4%
Pool Corp.	1,208	176,066

Diversified Consumer Services — 2.8%
Bright Horizons Family Solutions Inc.(b)	4,694	539,388
Carriage Services Inc.	2,188	41,703
frontdoor Inc.(b)	1,784	60,745
Graham Holdings Co., Class B	644	374,196
Grand Canyon Education Inc.(b)	284	35,415
Service Corp. International/U.S	4,610	191,177
ServiceMaster Global Holdings Inc.(b)	3,563	152,781

		1,395,405
Diversified Financial Services — 0.1%
Cannae Holdings Inc.(b)	3,011	55,613

Diversified Telecommunication Services — 0.1%
ATN International Inc.	494	41,738

Electric Utilities — 3.4%
ALLETE Inc.	2,965	219,410
El Paso Electric Co.	3,589	204,752
Hawaiian Electric Industries Inc.	5,739	214,065
IDACORP Inc.	4,153	387,309
PNM Resources Inc.	6,753	259,383
Portland General Electric Co.	8,779	395,757

		1,680,676
Electrical Equipment — 0.5%
nVent Electric PLC	10,884	265,787

Electronic Equipment, Instruments & Components — 0.8%
Badger Meter Inc.	1,179	57,901
Benchmark Electronics Inc.	1,075	23,467
Dolby Laboratories Inc., Class A	1,629	112,091
ePlus Inc.(b)	660	56,021
Itron Inc.(b)	901	46,978
National Instruments Corp.	1,598	78,254
OSI Systems Inc.(a)(b)	387	26,765
		401,477

156

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services — 0.1%
Tidewater Inc.(b)	842	$22,608

Entertainment — 1.5%
Liberty Media Corp.-Liberty Braves, Class A(b)	1,324	34,159
Liberty Media Corp.-Liberty Braves, Class C, NVS(b)	2,230	57,757
Madison Square Garden Co. (The), Class A(b)	1,913	529,174
World Wrestling Entertainment Inc., Class A	906	65,766
Zynga Inc., Class A(b)	14,790	53,836

		740,692
Equity Real Estate Investment Trusts (REITs) — 14.7%
Agree Realty Corp.	4,333	248,151
American Assets Trust Inc.	1,671	64,100
American Campus Communities Inc.	4,983	196,878
American Homes 4 Rent, Class A	15,518	326,964
Americold Realty Trust	8,086	200,128
Apartment Investment & Management Co., Class A	5,203	223,937
Apple Hospitality REIT Inc.	7,747	125,269
Columbia Property Trust Inc.	3,168	71,122
CorePoint Lodging Inc.	2,100	34,377
CoreSite Realty Corp.	837	78,561
Cousins Properties Inc.	7,570	62,907
CubeSmart	6,790	196,774
CyrusOne Inc.	1,376	73,244
Easterly Government Properties Inc.	6,232	113,235
Empire State Realty Trust Inc., Class A	15,313	242,864
Equity Commonwealth	17,649	525,587
Equity LifeStyle Properties Inc.	5,927	561,228
First Industrial Realty Trust Inc.	2,365	72,606
Four Corners Property Trust Inc.	8,352	217,820
Gaming and Leisure Properties Inc.	5,194	174,986
Healthcare Realty Trust Inc.	11,153	310,723
Healthcare Trust of America Inc., Class A	11,239	295,136
Highwoods Properties Inc.	2,087	88,990
Industrial Logistics Properties Trust(a)	1,244	26,858
Lamar Advertising Co., Class A	378	27,715
Life Storage Inc.(a)	1,617	152,257
LTC Properties Inc.	1,030	44,053
MGM Growth Properties LLC, Class A	10,061	284,626
Monmouth Real Estate Investment Corp.	1,703	25,477
National Health Investors Inc.	749	55,022
New York REIT Inc.(a)(b)	2,313	32,613
Physicians Realty Trust	9,972	165,336
Piedmont Office Realty Trust Inc., Class A	2,830	50,997
PS Business Parks Inc.	2,161	282,227
Rayonier Inc.	3,513	106,093
Retail Opportunity Investments Corp.	5,049	88,812
Retail Properties of America Inc., Class A	6,319	77,534
Rexford Industrial Realty Inc.	4,150	131,430
STORE Capital Corp.	6,911	200,626
Sun Communities Inc.	6,718	674,957
Terreno Realty Corp.	3,381	126,551
Urstadt Biddle Properties Inc., Class A	2,529	50,352
VICI Properties Inc.	5,339	115,269
Washington REIT	920	25,640

		7,250,032
Food & Staples Retailing — 1.4%
Casey’s General Stores Inc.	2,292	289,044
PriceSmart Inc.	2,305	161,696
Sprouts Farmers Market Inc.(b)	2,977	80,052
U.S. Foods Holding Corp.(b)	3,549	103,524

Security	Shares	Value
Food & Staples Retailing (continued)
Village Super Market Inc., Class A	1,164	$28,681

		662,997
Food Products — 5.2%
Calavo Growers Inc.	863	83,711
Cal-Maine Foods Inc.	2,449	119,193
Flowers Foods Inc.	13,544	261,535
Fresh Del Monte Produce Inc.	3,221	106,390
J&J Snack Foods Corp.	2,120	331,059
Lamb Weston Holdings Inc.	7,840	612,774
Lancaster Colony Corp.	2,420	414,740
Post Holdings Inc.(a)(b)	2,632	232,721
Sanderson Farms Inc.	1,637	161,064
Simply Good Foods Co. (The)(b)	8,510	161,350
Tootsie Roll Industries Inc.	2,501	78,956

		2,563,493
Gas Utilities — 1.3%
New Jersey Resources Corp.	779	35,133
Northwest Natural Holding Co.	3,897	252,486
Spire Inc.	4,817	349,618

		637,237
Health Care Equipment & Supplies — 5.4%
AngioDynamics Inc.(b)	1,504	30,727
Atrion Corp.	211	143,940
CONMED Corp.	1,486	100,201
Globus Medical Inc., Class A(b)	2,510	132,654
Haemonetics Corp.(b)	2,836	296,277
Hill-Rom Holdings Inc.	2,115	177,829
ICU Medical Inc.(b)	998	254,221
Integra LifeSciences Holdings Corp.(b)	2,125	113,836
iRhythm Technologies Inc.(b)	642	49,601
LivaNova PLC(b)	2,710	303,493
Masimo Corp.(b)	1,629	188,312
NuVasive Inc.(b)	757	42,521
NxStage Medical Inc.(b)	3,510	99,614
Orthofix Medical Inc.(b)	2,611	158,801
STERIS PLC	3,617	395,374
Varex Imaging Corp.(b)	3,016	78,295
West Pharmaceutical Services Inc.	869	92,044

		2,657,740
Health Care Providers & Services — 5.4%
Addus HomeCare Corp.(b)	1,155	75,653
Amedisys Inc.(a)(b)	2,281	250,910
Chemed Corp.	1,324	402,933
CorVel Corp.(b)	681	39,471
Encompass Health Corp.	5,881	395,791
Ensign Group Inc. (The)	763	28,262
LHC Group Inc.(b)	2,740	250,518
LifePoint Health Inc.(b)	1,754	113,764
MEDNAX Inc.(b)	811	33,486
Molina Healthcare Inc.(b)	296	37,524
National HealthCare Corp.	1,298	103,230
Premier Inc., Class A(b)	7,761	349,245
Providence Service Corp. (The)(b)	1,700	112,353
R1 RCM Inc.(b)	3,188	27,002
Triple-S Management Corp., Class B(b)	1,534	26,323
WellCare Health Plans Inc.(b)	1,439	397,150

		2,643,615
Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(b)	2,103	25,047

157

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Technology (continued)
Computer Programs & Systems Inc.	1,763	$44,075
NextGen Healthcare Inc.(b)	3,070	45,344
Vocera Communications Inc.(a)(b)	3,359	116,591

		231,057
Hotels, Restaurants & Leisure — 2.9%
BBX Capital Corp.	2,274	13,303
BJ’s Restaurants Inc.	1,039	63,566
Bloomin’ Brands Inc.	1,262	25,177
Cheesecake Factory Inc. (The)	1,069	51,675
Choice Hotels International Inc.	947	69,510
Churchill Downs Inc.	452	112,824
Chuy’s Holdings Inc.(b)	919	22,396
Cracker Barrel Old Country Store Inc.	781	123,929
Denny’s Corp.(b)	2,156	37,407
Dine Brands Global Inc.	413	33,470
Dunkin’ Brands Group Inc.	2,370	171,967
Golden Entertainment Inc.(b)	859	15,608
Hilton Grand Vacations Inc.(b)	3,886	104,417
Jack in the Box Inc.	1,609	126,998
Lindblad Expeditions Holdings Inc.(b)	3,551	47,974
Monarch Casino & Resort Inc.(b)	1,053	40,825
Papa John’s International Inc.	587	32,015
Playa Hotels & Resorts NV(a)(b)	6,044	51,918
Red Robin Gourmet Burgers Inc.(b)	519	15,674
Ruth’s Hospitality Group Inc.	4,215	113,931
Six Flags Entertainment Corp.	1,683	90,646
Texas Roadhouse Inc.	1,307	79,021

		1,444,251
Household Durables — 0.1%
Helen of Troy Ltd.(b)	283	35,126

Household Products — 0.7%
Energizer Holdings Inc.	1,401	82,337
WD-40 Co.	1,644	274,679

		357,016
Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	1,871	180,720

Insurance — 5.6%
Argo Group International Holdings Ltd.	2,882	177,560
Aspen Insurance Holdings Ltd.	1,944	81,415
Brown & Brown Inc.	13,701	386,094
Enstar Group Ltd.(b)	879	159,626
Erie Indemnity Co., Class A, NVS	2,651	343,808
First American Financial Corp.	3,625	160,696
Hanover Insurance Group Inc. (The)	1,956	217,859
James River Group Holdings Ltd.	740	28,490
Navigators Group Inc. (The)	2,060	142,449
Old Republic International Corp.	9,195	202,750
ProAssurance Corp.	2,975	130,662
Protective Insurance Corp., Class B	1,332	30,703
Safety Insurance Group Inc.	2,051	170,807
Stewart Information Services Corp.	1,221	50,403
Third Point Reinsurance Ltd.(b)	5,592	61,848
White Mountains Insurance Group Ltd.	451	399,888

		2,745,058
Interactive Media & Services — 0.3%
Cars.com Inc.(a)(b)	1,069	27,912

Security	Shares	Value
Interactive Media & Services (continued)
XO Group Inc.(b)	3,463	$119,854

		147,766
Internet & Direct Marketing Retail — 0.4%
Liberty Expedia Holdings Inc., Class A(b)	3,087	134,037
PetMed Express Inc.	724	20,229
Shutterfly Inc.(a)(b)	1,017	50,850

		205,116
IT Services — 3.1%
Black Knight Inc.(b)	4,543	221,562
Booz Allen Hamilton Holding Corp.	6,833	338,507
CACI International Inc., Class A(b)	362	64,603
Cass Information Systems Inc.	603	39,858
Conduent Inc.(b)	8,022	153,220
CoreLogic Inc./U.S.(b)	5,387	218,820
CSG Systems International Inc.	649	22,780
ExlService Holdings Inc.(b)	4,265	273,386
ManTech International Corp./VA, Class A	1,244	71,256
MAXIMUS Inc.	412	26,768
NIC Inc.	2,584	34,393
Sykes Enterprises Inc.(b)	945	28,983
Tucows Inc., Class A(a)(b)	438	21,979

		1,516,115
Leisure Products — 0.8%
Acushnet Holdings Corp.	3,097	75,660
Callaway Golf Co.	11,733	251,086
Sturm Ruger & Co. Inc.	1,077	63,963
Vista Outdoor Inc.(b)	1,879	23,487

		414,196
Life Sciences Tools & Services — 2.4%
Bio-Rad Laboratories Inc., Class A(b)	358	97,680
Bio-Techne Corp.	3,681	617,378
Bruker Corp.	2,106	65,981
Charles River Laboratories International Inc.(b)	774	94,289
Luminex Corp.	1,203	34,610
PerkinElmer Inc.	2,542	219,832
PRA Health Sciences Inc.(b)	755	73,137

		1,202,907
Machinery — 0.6%
Blue Bird Corp.(b)	1,710	31,823
Lindsay Corp.	505	48,288
Toro Co. (The)	2,656	149,613
Woodward Inc.	1,007	74,155

		303,879
Media — 3.6%
AMC Networks Inc., Class A(b)	3,431	200,988
Cable One Inc.	610	546,401
Emerald Expositions Events Inc.	2,581	37,734
GCI Liberty Inc., Class A(b)	2,865	135,601
Hemisphere Media Group Inc.(b)	2,462	33,163
John Wiley & Sons Inc., Class A	1,137	61,671
Liberty Latin America Ltd., Class A(b)	3,595	64,638
Loral Space & Communications Inc.(a)(b)	1,589	70,965
MSG Networks Inc., Class A(b)	3,143	80,304
Scholastic Corp., NVS	3,850	167,013
TechTarget Inc.(b)	2,923	59,395
Tribune Media Co., Class A	8,779	333,690

		1,791,563

158

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining — 1.6%
Coeur Mining Inc.(b)	9,633	$46,046
Hecla Mining Co.	20,148	48,355
McEwen Mining Inc.(a)	38,245	74,960
Royal Gold Inc.	8,216	629,592

		798,953
Mortgage Real Estate Investment — 5.9%
Anworth Mortgage Asset Corp.	13,928	60,726
Apollo Commercial Real Estate Finance Inc.	15,442	288,920
Arbor Realty Trust Inc.	5,391	65,123
ARMOUR Residential REIT Inc.	5,027	109,488
Blackstone Mortgage Trust Inc., Class A	13,623	459,640
Capstead Mortgage Corp.	9,735	66,782
Chimera Investment Corp.	3,893	72,410
Dynex Capital Inc.	6,737	39,007
Ladder Capital Corp.	6,794	114,411
MFA Financial Inc.	32,247	223,472
PennyMac Mortgage Investment Trust(c)	8,699	167,978
Ready Capital Corp.	2,496	38,239
Starwood Property Trust Inc.	33,189	720,865
TPG RE Finance Trust Inc.	2,024	40,115
Two Harbors Investment Corp.	30,929	454,347

		2,921,523
Multi-Utilities — 2.4%
Avista Corp.	6,820	350,685
NorthWestern Corp.	4,036	237,155
Unitil Corp.	1,957	92,977
Vectren Corp.	7,179	513,514

		1,194,331
Multiline Retail — 0.3%
Ollie’s Bargain Outlet Holdings Inc.(b)	1,610	149,569

Oil, Gas & Consumable Fuels — 0.5%
Centennial Resource Development Inc./DE, Class A(b)	4,162	79,744
Par Pacific Holdings Inc.(b)	1,463	25,866
Peabody Energy Corp.	933	33,075
Renewable Energy Group Inc.(b)	2,501	77,731
Texas Pacific Land Trust	63	47,887

		264,303
Personal Products — 0.6%
Herbalife Nutrition Ltd.(b)	1,078	57,414
Medifast Inc.	481	101,818
Nu Skin Enterprises Inc., Class A	332	23,313
USANA Health Sciences Inc.(b)	1,018	119,127

		301,672
Pharmaceuticals — 0.2%
Akorn Inc.(b)	1,906	12,713
Innoviva Inc.(b)	2,809	39,214
Medicines Co. (The)(a)(b)	822	19,120
Phibro Animal Health Corp., Class A	870	37,340

		108,387
Professional Services — 0.9%
CBIZ Inc.(b)	5,897	130,795
Exponent Inc.	1,825	92,090
Forrester Research Inc.	1,342	54,056
ICF International Inc.	2,114	155,675

		432,616
Real Estate Management & Development — 0.8%
Forestar Group Inc.(b)	1,447	26,046

Security	Shares	Value
Real Estate Management & Development (continued)
FRP Holdings Inc.(b)	999	$48,422
Howard Hughes Corp. (The)(b)	1,931	215,345
St. Joe Co. (The)(a)(b)	5,644	85,732

		375,545
Road & Rail — 0.8%
Daseke Inc.(a)(b)	3,215	19,547
Heartland Express Inc.	6,507	126,691
Landstar System Inc.	2,653	265,539

		411,777
Semiconductors & Semiconductor Equipment — 0.3%
Mellanox Technologies Ltd.(b)	1,301	110,182
Rambus Inc.(b)	2,383	20,756

		130,938
Software — 4.7%
Alarm.com Holdings Inc.(b)	1,669	74,237
Aspen Technology Inc.(b)	1,897	161,036
Blackline Inc.(b)	789	36,594
Bottomline Technologies de Inc.(b)	2,263	150,806
ChannelAdvisor Corp.(b)	1,795	20,786
Cision Ltd.(a)(b)	5,218	77,174
CommVault Systems Inc.(b)	478	27,829
Coupa Software Inc.(b)	511	33,128
Ellie Mae Inc.(a)(b)	298	19,751
Fair Isaac Corp.(b)	613	118,131
Guidewire Software Inc.(b)	401	35,677
Imperva Inc.(b)	767	42,454
Instructure Inc.(b)	1,850	69,079
MicroStrategy Inc., Class A(b)	202	25,446
Monotype Imaging Holdings Inc.	1,878	32,921
New Relic Inc.(b)	1,340	119,595
Progress Software Corp.	1,190	38,247
PTC Inc.(b)	391	32,222
Q2 Holdings Inc.(b)	845	44,979
QAD Inc., Class A	1,478	62,712
RealPage Inc.(b)	2,083	110,399
SPS Commerce Inc.(b)	1,721	160,208
Tyler Technologies Inc.(b)	1,793	379,506
Ultimate Software Group Inc. (The)(b)	893	238,101
Upland Software Inc.(b)	838	26,431
Varonis Systems Inc.(b)	1,890	115,422
Verint Systems Inc.(b)	616	28,133
Workiva Inc.(b)	1,484	50,590

		2,331,594
Specialty Retail — 1.3%
Burlington Stores Inc.(b)	384	65,852
Children’s Place Inc. (The)	407	60,806
Citi Trends Inc.	852	21,581
Five Below Inc.(b)	2,396	272,713
Floor & Decor Holdings Inc., Class A(b)	883	22,587
Hibbett Sports Inc.(b)	936	16,352
Michaels Companies Inc. (The)(a)(b)	1,380	21,873
Monro Inc.	457	34,001
Murphy USA Inc.(b)	515	41,524
Sally Beauty Holdings Inc.(a)(b)	2,118	37,721
Winmark Corp.	356	54,714

		649,724
Textiles, Apparel & Luxury Goods — 1.4%
Carter’s Inc.	1,802	172,956
Columbia Sportswear Co.	2,557	230,846

159

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Crocs Inc.(b)	1,527	$31,365
Deckers Outdoor Corp.(b)	1,163	147,899
Steven Madden Ltd.	2,394	74,860
Unifi Inc.(b)	826	18,907
Vera Bradley Inc.(b)	2,304	30,390

		707,223
Thrifts & Mortgage Finance — 1.4%
Beneficial Bancorp. Inc.	1,718	26,852
Flagstar Bancorp. Inc.(b)	3,258	100,314
Kearny Financial Corp./MD	11,926	154,323
Meridian Bancorp. Inc.	7,282	115,347
OceanFirst Financial Corp.	2,203	55,780
Oritani Financial Corp.	5,882	85,936
Walker & Dunlop Inc.	1,791	75,150
Waterstone Financial Inc.	3,558	58,138

		671,840
Tobacco — 0.4%
Universal Corp./VA	537	36,441
Vector Group Ltd.	10,246	138,526

		174,967
Trading Companies & Distributors — 0.8%
Kaman Corp.	3,352	212,919
Nexeo Solutions Inc.(b)	4,471	46,722
Watsco Inc.	831	123,138

		382,779
Water Utilities — 0.2%
Aqua America Inc.	3,174	103,250

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(b)	1,205	37,753

Security	Shares	Value
Wireless Telecommunication Services (continued)
Spok Holdings Inc.	1,704	$23,890
U.S. Cellular Corp.(b)	1,685	80,492

		142,135

Total Common Stocks — 99.8% (Cost: $48,082,971)		49,254,553

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	1,752,712	1,753,063
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	56,087	56,087

		1,809,150

Total Short-Term Investments — 3.6% (Cost: $1,809,033)		1,809,150

Total Investments in Securities — 103.4% (Cost: $49,892,004)		51,063,703
Other Assets, Less Liabilities — (3.4)%		(1,693,849)

Net Assets — 100.0%		$49,369,854

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,525,092	227,620	(a)	—	1,752,712	$1,753,063	$3,500	(b)	$(115)	$(139)
BlackRock Cash Funds: Treasury, SL Agency Shares	27,624	28,463	(a)	—	56,087	56,087	248		—	—
PennyMac Mortgage Investment Trust	6,627	2,096		(24)	8,699	167,978	3,894		(4)	(646)

						$1,977,128	$7,642		$(119)	$(785)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

160

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Min Vol USA Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$49,254,553	$—	$—	$49,254,553
Money Market Funds	1,809,150	—	—	1,809,150

	$51,063,703	$—	$—	$51,063,703

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

161

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 1.7%
BlueScope Steel Ltd.	10,382	$105,738
Cochlear Ltd.	1,380	173,687
Dexus	15,548	112,400
Flight Centre Travel Group Ltd.	874	28,742
GPT Group (The)	26,312	96,227
Harvey Norman Holdings Ltd.	46	104
LendLease Group	9,370	116,881
Mirvac Group	91,964	141,439
Rio Tinto Ltd.	6,348	343,735

		1,118,953
Belgium — 0.6%
Ageas	2,990	149,775
Colruyt SA	1,150	66,870
UCB SA	2,070	173,983

		390,628
Brazil — 0.5%
Cia. de Saneamento Basico do Estado de Sao Paulo	5,000	37,623
EDP — Energias do Brasil SA	9,200	34,675
Engie Brasil Energia SA	4,600	49,288
Odontoprev SA	18,400	65,486
Sul America SA, NVS	5,250	35,052
TIM Participacoes SA	36,817	114,876

		337,000
Canada — 1.8%
CAE Inc.	4,416	78,081
CI Financial Corp.	4,002	59,333
Constellation Software Inc./Canada	322	222,147
Empire Co. Ltd., Class A, NVS	2,714	49,496
First Capital Realty Inc.	2,676	40,020
Industrial Alliance Insurance & Financial Services Inc.	2,040	72,295
Linamar Corp.(a)	828	34,368
Magna International Inc.	5,382	265,606
Metro Inc.	3,910	122,994
Teck Resources Ltd., Class B	8,004	165,840
West Fraser Timber Co. Ltd.	874	44,018

		1,154,198
Chile — 0.1%
Aguas Andinas SA, Class A	117,806	61,241

China — 7.6%
3SBio Inc.(b)	46,000	66,776
51job Inc., ADR(c)	598	36,723
Agricultural Bank of China Ltd., Class H	506,000	222,037
Autohome Inc., ADR	1,472	106,543
China Conch Venture Holdings Ltd.	69,000	193,637
China Construction Bank Corp., Class H	1,288,000	1,021,935
China Everbright Bank Co. Ltd., Class H	46,000	20,479
China Gas Holdings Ltd.	46,000	145,521
China Longyuan Power Group Corp. Ltd., Class H	46,000	34,972
China Shenhua Energy Co. Ltd., Class H	46,000	104,212
China Telecom Corp. Ltd., Class H	184,000	86,843
China Vanke Co. Ltd., Class H	32,200	99,195
CSPC Pharmaceutical Group Ltd.	100,000	210,986
Dali Foods Group Co. Ltd.(b)	207,000	147,868
Dongfeng Motor Group Co. Ltd., Class H	100,000	98,477
Fosun International Ltd.	82,000	119,662
Guangdong Investment Ltd.	100,000	178,585
Hanergy Thin Film Power Group Ltd.(c)(d)	659	—

Security	Shares	Value
China (continued)
Huaneng Renewables Corp. Ltd., Class H	92,000	$23,589
Industrial & Commercial Bank of China Ltd., Class H	188,000	127,102
Inner Mongolia Yitai Coal Co. Ltd., Class B	43,200	51,322
Kingboard Holdings Ltd.	23,000	61,612
Kunlun Energy Co. Ltd.	92,000	104,447
Lee & Man Paper Manufacturing Ltd.	48,000	41,085
Longfor Group Holdings Ltd.	35,000	85,007
Luye Pharma Group Ltd.(b)	69,000	53,250
New Oriental Education & Technology Group Inc., ADR(c)	2,208	129,190
Nine Dragons Paper Holdings Ltd.	48,000	45,799
People’s Insurance Co. Group of China Ltd. (The), Class H	120,000	48,983
PICC Property & Casualty Co. Ltd., Class H	136,000	131,847
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	15,000	33,140
Shui On Land Ltd.	115,000	23,178
Sihuan Pharmaceutical Holdings Group Ltd.	322,000	65,309
Sino Biopharmaceutical Ltd.	322,500	289,203
Sino-Ocean Group Holding Ltd.	69,000	27,021
Sun Art Retail Group Ltd.	69,000	75,431
Sunny Optical Technology Group Co. Ltd.	9,200	79,802
Towngas China Co. Ltd.	92,000	66,893
Yuexiu Property Co. Ltd.	828,000	130,969
Yum China Holdings Inc.	6,900	248,952
YY Inc., ADR(c)	1,058	67,606

		4,905,188
Czech Republic — 0.1%
Moneta Money Bank AS(b)	11,160	37,040

Denmark — 0.5%
H Lundbeck A/S	1,150	53,722
Orsted A/S(b)	3,036	192,957
Tryg A/S	2,714	65,617

		312,296
Egypt — 0.1%
Eastern Tobacco	71,505	64,149

Finland — 0.2%
Elisa OYJ	2,668	106,258

France — 1.9%
Arkema SA, NVS	1,220	128,252
Atos SE	1,610	138,238
Cie. Generale des Etablissements Michelin SCA, NVS	2,576	264,846
CNP Assurances, NVS	3,266	72,901
Faurecia SA, NVS	576	28,005
Ipsen SA, NVS	782	108,629
Renault SA, NVS	3,128	234,164
SCOR SE	3,702	171,431
Societe BIC SA, NVS	506	48,503

		1,194,969
Germany — 1.3%
Covestro AG(b)	3,036	196,489
Deutsche Lufthansa AG, Registered	3,680	74,052
Fraport AG Frankfurt Airport Services Worldwide	644	49,837
Hannover Rueck SE	920	124,151
HUGO BOSS AG	1,066	76,311
K+S AG, Registered(a)	1,150	21,461
OSRAM Licht AG	1,334	54,142
RTL Group SA	690	44,328
TUI AG	8,066	133,879

162

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Uniper SE	3,082	$89,082

		863,732
Greece — 0.0%
FF Group(c)(d)	165	2

Hong Kong — 1.5%
CK Asset Holdings Ltd.	49,500	321,396
Hongkong Land Holdings Ltd.	23,000	136,160
NWS Holdings Ltd.	50,000	98,987
Sino Land Co. Ltd.	100,000	156,900
Swire Properties Ltd.	38,000	129,665
WH Group Ltd.(b)	138,000	96,643

		939,751
India — 0.5%
Grasim Industries Ltd.	8,280	93,337
Hero MotoCorp Ltd.	736	27,494
Hindustan Petroleum Corp. Ltd.	3,726	11,295
Indian Oil Corp. Ltd.	10,468	19,600
Marico Ltd.	38,088	165,497

		317,223
Indonesia — 0.4%
Adaro Energy Tbk PT	262,200	28,458
Bank Danamon Indonesia Tbk PT	59,800	29,207
Bank Negara Indonesia Persero Tbk PT	138,000	66,492
Indah Kiat Pulp & Paper Corp. Tbk PT	41,400	34,653
Kalbe Farma Tbk PT	469,200	42,283
Pakuwon Jati Tbk PT	4,600	144
United Tractors Tbk PT	36,800	81,092

		282,329
Italy — 0.5%
Fiat Chrysler Automobiles NV(c)	19,136	291,623

Japan — 8.1%
Air Water Inc.	4,600	74,632
Alfresa Holdings Corp.	10,000	267,157
ANA Holdings Inc.	4,600	154,685
Asahi Kasei Corp.	33,600	404,016
Brother Industries Ltd.	5,000	91,755
Chiba Bank Ltd. (The)	9,200	58,369
Dai Nippon Printing Co. Ltd.	4,600	103,327
Daicel Corp.	4,600	48,708
Daito Trust Construction Co. Ltd.	200	26,406
Hakuhodo DY Holdings Inc.	5,000	83,559
Hitachi Metals Ltd.	5,000	59,014
ITOCHU Corp.	28,800	534,633
JFE Holdings Inc.	9,200	173,720
JSR Corp.	4,600	68,722
Kakaku.com Inc.	13,800	250,309
Keisei Electric Railway Co. Ltd.	4,600	141,642
Konica Minolta Inc.	23,000	228,461
Kuraray Co. Ltd.	14,400	198,414
Marubeni Corp.	41,400	336,138
Medipal Holdings Corp.	5,000	107,350
Mitsubishi Chemical Holdings Corp.	23,000	179,569
Mitsubishi Gas Chemical Co. Inc.	4,800	80,854
Mitsubishi Tanabe Pharma Corp.	14,400	212,832
Nexon Co. Ltd.(c)	13,800	157,253
Nisshin Seifun Group Inc.	5,000	99,730
Obayashi Corp.	9,200	81,276
Sekisui Chemical Co. Ltd.	14,400	226,230

Security	Shares	Value
Japan (continued)
Stanley Electric Co. Ltd.	5,000	$148,199
Teijin Ltd.	4,600	79,890
Toppan Printing Co. Ltd.	500	7,084
Tosoh Corp.	9,600	127,002
Tsuruha Holdings Inc.	100	10,420
USS Co. Ltd.	4,600	83,029
Yamada Denki Co. Ltd.	19,200	90,509
Yaskawa Electric Corp.	5,100	147,548
Yokogawa Electric Corp.	4,600	90,529

		5,232,971
Malaysia — 0.3%
AirAsia Group Bhd	41,400	26,020
PPB Group Bhd	34,520	138,262

		164,282
Netherlands — 0.8%
Aegon NV	28,566	175,686
AerCap Holdings NV(c)	2,116	105,969
NN Group NV	4,968	213,902

		495,557
Poland — 0.1%
Jastrzebska Spolka Weglowa SA(c)	46	889
PGE Polska Grupa Energetyczna SA(c)	18,906	51,873

		52,762
Russia — 1.3%
LUKOIL PJSC, ADR, NVS	6,904	515,729
Surgutneftegas PJSC, ADR, NVS	18,262	72,683
Tatneft PJSC, ADR	3,686	259,715

		848,127
Singapore — 0.2%
City Developments Ltd.	13,800	78,826
UOL Group Ltd.	13,800	60,091
Yangzijiang Shipbuilding Holdings Ltd.	23,000	20,595

		159,512
South Africa — 0.2%
Exxaro Resources Ltd.	3,450	35,256
Kumba Iron Ore Ltd.	1,610	31,510
Mondi Ltd.	3,496	83,547

		150,313
South Korea — 3.7%
BNK Financial Group Inc.	4,554	30,332
DB Insurance Co. Ltd.	874	55,068
E-MART Inc.	276	49,530
GS Holdings Corp.	874	37,198
Hankook Tire Co. Ltd.	1,380	50,136
Hyundai Marine & Fire Insurance Co. Ltd.	1,196	43,871
LG Corp.(a)	1,702	99,024
LG Display Co. Ltd.	3,980	57,628
Lotte Chemical Corp.	276	63,578
Orange Life Insurance Ltd.(b)	1,656	44,541
Samsung Electronics Co. Ltd.	34,776	1,293,934
SK Hynix Inc.	9,062	542,344
SK Telecom Co. Ltd.	96	22,577

		2,389,761
Spain — 0.2%
International Consolidated Airlines Group SA	9,614	74,291
Mapfre SA	23,372	70,018

		144,309

163

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden — 0.3%
ICA Gruppen AB	1,380	$48,906
Kinnevik AB, Class B	4,002	111,175
L E Lundbergforetagen AB, Class B	1,472	45,482

		205,563
Switzerland — 1.5%
Adecco Group AG, Registered	2,622	128,611
Baloise Holding AG, Registered	740	106,082
Barry Callebaut AG, Registered	50	97,872
Coca-Cola HBC AG	2,898	85,537
Kuehne + Nagel International AG, Registered	736	102,509
Partners Group Holding AG	336	239,666
Swiss Life Holding AG, Registered	576	217,711

		977,988
Taiwan — 1.3%
AU Optronics Corp.	230,000	90,683
China Life Insurance Co. Ltd./Taiwan	50,760	48,229
Compal Electronics Inc.	368,000	202,773
Foxconn Technology Co. Ltd.	2,020	4,282
Innolux Corp.	138,000	41,788
Inventec Corp.	50,000	40,316
Lite-On Technology Corp.	4,000	4,589
Novatek Microelectronics Corp.	2,000	8,823
Shin Kong Financial Holding Co. Ltd.	292,561	95,967
Synnex Technology International Corp.	50,000	53,809
Taiwan Business Bank	299,904	98,860
Teco Electric and Machinery Co. Ltd.	92,000	52,774
United Microelectronics Corp.	200,000	76,269
Winbond Electronics Corp.	46,000	19,921
Wistron Corp.	51,927	31,717

		870,800
Thailand — 0.6%
Central Pattana PCL, NVDR	64,400	153,472
Delta Electronics Thailand PCL, NVDR	15,000	31,222
Robinson PCL, NVDR	59,800	117,706
Thai Oil PCL, NVDR	23,000	58,801

		361,201
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	10,138	45,703
Turkiye Sise ve Cam Fabrikalari AS	4,186	3,533

		49,236
United Arab Emirates — 0.1%
Aldar Properties PJSC	106,168	50,004
Dubai Islamic Bank PJSC	21,586	30,912

		80,916
United Kingdom — 4.4%
3i Group PLC	15,134	169,822
Admiral Group PLC	3,864	99,386
Aptiv PLC	4,094	314,419
Barratt Developments PLC	16,560	108,760
Berkeley Group Holdings PLC	2,140	95,731
BHP Billiton PLC	22,954	458,244
Burberry Group PLC	6,670	154,344
Carnival PLC	2,852	155,350
Croda International PLC	2,241	138,018
Hargreaves Lansdown PLC	4,324	103,207
Investec PLC	13,018	80,507
J Sainsbury PLC	25,530	101,516
Meggitt PLC	13,064	88,437

Security	Shares	Value
United Kingdom (continued)
Mondi PLC	4,060	$95,686
Pearson PLC	12,098	138,908
Persimmon PLC	5,210	152,713
Royal Mail PLC	13,800	63,302
Segro PLC	14,996	117,764
Taylor Wimpey PLC	52,072	107,454
Wm Morrison Supermarkets PLC	35,650	113,014

		2,856,582
United States — 55.7%
ABIOMED Inc.(c)	736	251,123
Accenture PLC, Class A	9,045	1,425,673
Aflac Inc.	11,684	503,230
AGCO Corp.	1,058	59,290
Agilent Technologies Inc.	5,014	324,857
AGNC Investment Corp.	5,106	91,091
Akamai Technologies Inc.(c)	2,668	192,763
Align Technology Inc.(c)	1,288	284,906
Alliant Energy Corp.	3,358	144,327
Ally Financial Inc.	6,486	164,809
Ameren Corp.	4,976	321,350
American Financial Group Inc./OH	1,058	105,832
ANSYS Inc.(c)	1,886	282,051
Anthem Inc.	3,634	1,001,421
AO Smith Corp.	2,300	104,719
Applied Materials Inc.	8,372	275,271
Arch Capital Group Ltd.(c)	5,796	164,433
Archer-Daniels-Midland Co.	8,648	408,618
Arista Networks Inc.(c)	782	180,134
Arrow Electronics Inc.(c)	874	59,179
Assurant Inc.	782	76,018
Athene Holding Ltd., Class A(c)	1,656	75,712
Atmos Energy Corp.	2,140	199,191
Autoliv Inc.	1,334	111,176
Avery Dennison Corp.	1,380	125,194
Avnet Inc.	2,300	92,161
Axis Capital Holdings Ltd.	1,450	80,896
Best Buy Co. Inc.	4,094	287,235
BorgWarner Inc.	2,990	117,836
Broadridge Financial Solutions Inc.	1,810	211,661
Bunge Ltd.	2,070	127,926
CA Inc.	5,060	224,462
Cadence Design Systems Inc.(c)	4,370	194,771
Camden Property Trust	1,242	112,115
CDW Corp./DE	2,392	215,304
Celanese Corp.	2,582	250,299
CH Robinson Worldwide Inc.	2,208	196,578
Cigna Corp.	3,772	806,491
Citizens Financial Group Inc.	7,268	271,460
Cognex Corp.	2,806	120,209
Comerica Inc.	2,438	198,843
Consolidated Edison Inc.	4,416	335,616
Cooper Companies Inc. (The)(a)	690	178,234
Copart Inc.(c)	3,266	159,740
Cummins Inc.	2,116	289,236
Darden Restaurants Inc.	1,886	200,953
Delta Air Lines Inc.	2,668	146,020
Dollar General Corp.	4,232	471,360
East West Bancorp. Inc.	2,240	117,466
Eastman Chemical Co.	2,254	176,601
Eaton Vance Corp., NVS	1,794	80,820

164

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Everest Re Group Ltd.	414	$90,194
Evergy Inc.	1,886	105,597
Exelon Corp.	11,730	513,891
Expeditors International of Washington Inc.	2,622	176,146
Express Scripts Holding Co.(c)	8,694	843,057
F5 Networks Inc.(c)	1,272	222,956
Fastenal Co.	4,554	234,121
Fidelity National Financial Inc.	4,232	141,560
Flex Ltd.(a)(c)	9,154	71,950
FLIR Systems Inc.	2,254	104,383
Gap Inc. (The)	3,680	100,464
Garmin Ltd.	1,656	109,561
General Dynamics Corp.	46	7,939
Hewlett Packard Enterprise Co.	23,782	362,675
HollyFrontier Corp.	2,668	179,930
Hormel Foods Corp.	4,508	196,729
Humana Inc.	1,932	619,032
Huntington Ingalls Industries Inc.	828	180,901
IAC/InterActiveCorp.(c)	1,380	271,294
IDEX Corp.	1,564	198,346
Ingredion Inc.	1,270	128,499
Intuit Inc.	3,358	708,538
Intuitive Surgical Inc.(c)	1,886	982,945
IPG Photonics Corp.(c)	598	79,863
Jack Henry & Associates Inc.	790	118,366
Jacobs Engineering Group Inc.	1,886	141,620
JB Hunt Transport Services Inc.	1,794	198,434
JM Smucker Co. (The)	1,748	189,343
Jones Lang LaSalle Inc.	922	121,944
Juniper Networks Inc.	5,336	156,185
KLA-Tencor Corp.	2,438	223,175
Knight-Swift Transportation Holdings Inc.	2,070	66,240
Kohl’s Corp.	2,668	202,048
L3 Technologies Inc.	1,150	217,890
Laboratory Corp. of America Holdings(c)	782	125,550
Lam Research Corp.	2,714	384,655
Lear Corp.	1,220	162,138
Leggett & Platt Inc.	2,912	105,735
Liberty Property Trust	1,886	78,967
Lincoln National Corp.	3,312	199,349
Loews Corp.	4,094	190,617
Lululemon Athletica Inc.(c)	1,748	245,996
LyondellBasell Industries NV, Class A	5,198	464,025
Macy’s Inc.	4,876	167,198
ManpowerGroup Inc.	736	56,149
Marvell Technology Group Ltd.	6,348	104,171
Maxim Integrated Products Inc.	4,140	207,083
Mettler-Toledo International Inc.(c)	414	226,383
Michael Kors Holdings Ltd.(c)	2,392	132,541
Micron Technology Inc.(c)	17,710	668,021
Motorola Solutions Inc.	2,530	310,077
National Retail Properties Inc.	1,978	92,472
NetApp Inc.	4,600	361,054
Nordstrom Inc.	1,886	124,042
NVR Inc.(c)	50	111,952
OGE Energy Corp.	2,852	103,100
Old Dominion Freight Line Inc.	1,018	132,768
Owens Corning	1,794	84,802
Packaging Corp. of America	1,886	173,154
Paychex Inc.	5,060	331,379

Security	Shares	Value
United States (continued)
Pinnacle West Capital Corp.	1,518	$124,856
Principal Financial Group Inc.	4,416	207,861
Progressive Corp. (The)	8,878	618,797
Public Storage	2,680	550,660
PVH Corp.	1,426	172,247
Quest Diagnostics Inc.	2,162	203,466
Ralph Lauren Corp.	1,012	131,165
Raymond James Financial Inc.	1,886	144,637
Raytheon Co.	155	27,131
Regions Financial Corp.	16,468	279,462
Reinsurance Group of America Inc.	506	72,039
RenaissanceRe Holdings Ltd.	184	22,477
ResMed Inc.	2,300	243,616
Robert Half International Inc.	1,932	116,944
Rockwell Automation Inc.	2,276	374,925
Rollins Inc.	1,564	92,589
Ross Stores Inc.	5,980	592,020
Seagate Technology PLC	4,462	179,506
SEI Investments Co.	2,070	110,642
Skyworks Solutions Inc.	2,806	243,449
Southwest Airlines Co.	2,300	112,930
Synopsys Inc.(c)	2,300	205,919
T Rowe Price Group Inc.	3,788	367,398
Tapestry Inc.	6,348	268,584
Target Corp.	8,004	669,375
TE Connectivity Ltd.	5,428	409,380
Teleflex Inc.	768	184,888
Textron Inc.	4,094	219,561
Torchmark Corp.	1,472	124,620
Tyson Foods Inc., Class A	4,462	267,363
UGI Corp.	2,346	124,479
United Rentals Inc.(c)	1,472	176,743
United Therapeutics Corp.(c)	736	81,593
Universal Health Services Inc., Class B	1,058	128,610
Unum Group	4,922	178,472
Valero Energy Corp.	6,532	595,000
Varian Medical Systems Inc.(c)	1,450	173,086
Vistra Energy Corp.(c)	4,968	112,426
Voya Financial Inc.	2,622	114,739
Waters Corp.(c)	1,334	253,046
WR Berkley Corp.	1,380	104,742
WW Grainger Inc.	828	235,127
Zions Bancorp. N.A.	2,714	127,694

		35,950,119

Total Common Stocks — 98.2% (Cost: $66,516,462)		63,366,579

Preferred Stocks

Brazil — 0.4%
Itausa-Investimentos Itau SA, Preference Shares, NVS	85,376	258,346

Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares	12,282	42,433

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	1,196	55,479
Porsche Automobil Holding SE, Preference Shares, NVS	2,484	158,400

		213,879

165

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea — 0.7%
Samsung Electronics Co. Ltd., Preference Shares, NVS	13,846	$434,377

Total Preferred Stocks — 1.4% (Cost: $1,021,070)		949,035

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	397,034	397,114
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	28,374	28,374

		425,488

Total Short-Term Investments — 0.7% (Cost: $425,488)		425,488

Total Investments in Securities — 100.3% (Cost: $67,963,020)		64,741,102
Other Assets, Less Liabilities — (0.3)%		(200,554)

Net Assets — 100.0%		$64,540,548

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	288,429	108,605	397,034	$397,114	$773	(a)	$(8)	$(50)
BlackRock Cash Funds: Treasury, SL Agency Shares	28,840	(466)	28,374	28,374	319		—	—

				$425,488	$1,092		$(8)	$(50)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$63,366,577	$—	$2	$63,366,579
Preferred Stocks	949,035	—	—	949,035
Money Market Funds	425,488	—	—	425,488

	$64,741,100	$—	$2	$64,741,102

166

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Global ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

167

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 6.3%
Bendigo & Adelaide Bank Ltd.	349,727	$2,535,700
BlueScope Steel Ltd.	401,321	4,087,348
Caltex Australia Ltd.	157,167	3,147,941
CIMIC Group Ltd.	51,836	1,737,376
Cochlear Ltd.	42,795	5,386,170
Dexus	733,905	5,305,582
Flight Centre Travel Group Ltd.	40,576	1,334,382
Fortescue Metals Group Ltd.	1,079,959	3,061,683
GPT Group (The)	1,305,420	4,774,116
Harvey Norman Holdings Ltd.	427,425	966,370
LendLease Group	401,874	5,012,975
Medibank Pvt Ltd.	1,597,810	3,159,529
Mirvac Group	2,872,379	4,417,682
REA Group Ltd.	34,761	1,764,492
Rio Tinto Ltd.	272,165	14,737,324

		61,428,670
Belgium — 1.8%
Ageas	140,272	7,026,522
Colruyt SA	46,920	2,728,309
Proximus SADP	55,270	1,412,163
UCB SA	77,973	6,553,600

		17,720,594
Canada — 5.7%
CAE Inc.	195,752	3,461,155
CI Financial Corp.	184,512	2,735,541
Constellation Software Inc./Canada	14,647	10,104,952
Empire Co. Ltd., Class A, NVS	100,781	1,837,963
Husky Energy Inc.	214,328	3,037,231
Industrial Alliance Insurance & Financial Services Inc.	76,901	2,725,279
Linamar Corp.(a)	33,125	1,374,943
Magna International Inc.	238,430	11,766,722
Methanex Corp.	39,865	2,587,848
Metro Inc.	175,722	5,527,566
Teck Resources Ltd., Class B	365,388	7,570,689
West Fraser Timber Co. Ltd.	45,749	2,304,084

		55,033,973
Denmark — 1.6%
H Lundbeck A/S	44,794	2,092,523
Orsted A/S(b)	134,094	8,522,536
Tryg A/S	84,285	2,037,780
William Demant Holding A/S(c)	78,397	2,581,206

		15,234,045
Finland — 0.5%
Elisa OYJ	106,960	4,259,863
Orion OYJ, Class B	12,908	444,612

		4,704,475
France — 9.9%
Amundi SA(b)	43,005	2,562,055
Arkema SA, NVS	49,312	5,183,891
Atos SE	64,036	5,498,290
AXA SA, NVS	835,094	20,948,930
BioMerieux, NVS	30,406	2,322,031
Cie. Generale des Etablissements Michelin SCA, NVS	113,580	11,677,490
CNP Assurances, NVS	121,205	2,705,426
Faurecia SA, NVS	51,055	2,482,251
Ipsen SA, NVS	28,041	3,895,228
Peugeot SA, NVS	383,586	9,140,099

Security	Shares	Value
France (continued)
Renault SA, NVS	126,563	$9,474,579
SCOR SE	119,975	5,555,770
Societe BIC SA, NVS	8,500	814,776
Thales SA, NVS	72,073	9,227,837
Ubisoft Entertainment SA, NVS(c)	49,773	4,483,424

		95,972,077
Germany — 4.4%
Covestro AG(b)	124,999	8,089,909
Deutsche Lufthansa AG, Registered	165,923	3,338,862
Fraport AG Frankfurt Airport Services Worldwide	16,696	1,292,058
Hannover Rueck SE	44,811	6,047,074
HUGO BOSS AG	46,454	3,325,459
METRO AG	124,273	1,872,739
MTU Aero Engines AG	24,376	5,186,888
OSRAM Licht AG	66,470	2,697,740
RTL Group SA	28,875	1,855,043
TUI AG	313,851	5,209,288
Uniper SE	148,777	4,300,264

		43,215,324
Hong Kong — 6.9%
ASM Pacific Technology Ltd.	177,200	1,530,275
Hang Lung Group Ltd.	398,000	978,830
HK Electric Investments & HK Electric Investments Ltd.	2,222,500	2,114,939
Hongkong Land Holdings Ltd.	802,200	4,749,024
Hysan Development Co. Ltd.	423,000	1,982,964
Kerry Properties Ltd.	398,000	1,251,460
Link REIT	1,393,000	12,349,606
Minth Group Ltd.(a)	472,000	1,529,301
NWS Holdings Ltd.	1,146,000	2,268,786
Sino Land Co. Ltd.	2,454,000	3,850,320
Sun Hung Kai Properties Ltd.	955,000	12,413,514
Swire Pacific Ltd., Class A	390,000	4,047,057
Swire Properties Ltd.	823,400	2,809,647
Techtronic Industries Co. Ltd.	955,000	4,470,814
WH Group Ltd.(b)	6,234,500	4,366,074
Wharf Holdings Ltd. (The)	818,000	2,040,983
Wheelock & Co. Ltd.	417,000	2,226,121
Yue Yuen Industrial Holdings Ltd.	613,500	1,678,646

		66,658,361
Israel — 1.3%
Bank Hapoalim BM	746,580	5,054,488
Bank Leumi Le-Israel BM	936,119	5,839,741
Mizrahi Tefahot Bank Ltd.	100,684	1,695,469

		12,589,698
Italy — 1.4%
Fiat Chrysler Automobiles NV(c)	643,754	9,810,499
Moncler SpA	113,098	3,934,071

		13,744,570
Japan — 26.7%
Aeon Mall Co. Ltd.	76,400	1,414,201
AGC Inc./Japan	119,400	3,925,161
Air Water Inc.	122,700	1,990,729
Alfresa Holdings Corp.	126,300	3,374,193
ANA Holdings Inc.	79,600	2,676,727
Asahi Kasei Corp.	830,400	9,984,961
Astellas Pharma Inc.	191,000	2,956,688
Bank of Kyoto Ltd. (The)	45,014	2,030,227
Brother Industries Ltd.	168,400	3,090,305
Chiba Bank Ltd. (The)	423,100	2,684,326

168

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Daicel Corp.	210,500	$2,228,944
Daifuku Co. Ltd.	81,800	3,522,644
Daito Trust Construction Co. Ltd.	44,500	5,875,238
Disco Corp.	15,316	2,438,780
Electric Power Development Co. Ltd.	39,800	1,084,445
Hikari Tsushin Inc.	9,600	1,677,480
Hisamitsu Pharmaceutical Co. Inc.	39,800	2,246,476
Hitachi Chemical Co. Ltd.	84,200	1,328,786
Hitachi High-Technologies Corp.	42,100	1,587,307
Hitachi Ltd.	659,700	20,237,308
Hitachi Metals Ltd.	21,300	251,399
Idemitsu Kosan Co. Ltd.	90,500	4,129,857
Inpex Corp.	670,100	7,716,051
ITOCHU Corp.	961,200	17,843,374
Japan Airlines Co. Ltd.	84,200	2,997,044
JSR Corp.	123,800	1,849,513
JXTG Holdings Inc.	2,101,000	14,320,050
Kajima Corp.	239,600	3,091,202
Kakaku.com Inc.	77,700	1,409,347
Kamigumi Co. Ltd.	81,800	1,691,739
Kaneka Corp.	17,800	744,460
Koito Manufacturing Co. Ltd.	84,200	4,013,965
Konami Holdings Corp.	61,400	2,344,903
Konica Minolta Inc.	305,600	3,035,555
Kose Corp.	3,900	582,987
Kuraray Co. Ltd.	252,600	3,480,510
Kurita Water Industries Ltd.	39,800	981,466
Marubeni Corp.	1,083,900	8,800,475
Maruichi Steel Tube Ltd.	42,100	1,216,127
Medipal Holdings Corp.	126,300	2,711,665
Mitsubishi Gas Chemical Co. Inc.	126,300	2,127,476
Mitsubishi Tanabe Pharma Corp.	157,600	2,329,332
Nabtesco Corp.	81,800	1,803,362
NEC Corp.	163,500	4,693,988
Nexon Co. Ltd.(c)	286,300	3,262,432
NH Foods Ltd.	81,800	2,826,813
Nippon Electric Glass Co. Ltd.	43,448	1,096,835
Nippon Express Co. Ltd.	40,900	2,591,245
Nisshin Seifun Group Inc.	136,500	2,722,622
Obayashi Corp.	470,700	4,158,326
Obic Co. Ltd.	40,900	3,725,595
Oracle Corp. Japan	15,900	1,079,208
Otsuka Corp.	84,200	2,797,838
Pola Orbis Holdings Inc.	46,900	1,255,044
Sekisui Chemical Co. Ltd.	246,500	3,872,620
Shimamura Co. Ltd.	9,600	807,266
Sompo Holdings Inc.	213,500	8,853,662
Stanley Electric Co. Ltd.	84,200	2,495,671
Sumitomo Dainippon Pharma Co. Ltd.	117,800	2,465,496
Sumitomo Heavy Industries Ltd.	84,200	2,659,811
Sumitomo Rubber Industries Ltd.	126,300	1,818,595
Sundrug Co. Ltd.	43,900	1,594,878
Suzuken Co. Ltd./Aichi Japan	42,100	2,133,818
Taisei Corp.	129,700	5,556,683
Taisho Pharmaceutical Holdings Co. Ltd.	19,200	2,048,363
Teijin Ltd.	122,700	2,130,982
THK Co. Ltd.	81,800	1,812,785
Tokyo Gas Co. Ltd.	267,400	6,589,335
Toppan Printing Co. Ltd.	210,500	2,982,495
Tosoh Corp.	170,700	2,258,253

Security	Shares	Value
Japan (continued)
Toyo Seikan Group Holdings Ltd.	82,900	$1,697,593
Toyo Suisan Kaisha Ltd.	76,400	2,633,432
Toyoda Gosei Co. Ltd.	57,000	1,229,852
Yamada Denki Co. Ltd.	458,400	2,160,904
Yamaguchi Financial Group Inc.	90,100	952,455
Yamazaki Baking Co. Ltd.	77,700	1,401,774
Yokogawa Electric Corp.	168,400	3,314,132

		259,507,586
Netherlands — 3.3%
Aegon NV	1,203,358	7,400,883
AerCap Holdings NV(c)	29,416	1,473,153
Koninklijke Ahold Delhaize NV	348,241	7,982,238
Koninklijke Vopak NV	51,345	2,327,057
NN Group NV	214,444	9,233,075
Randstad NV	82,139	4,146,160

		32,562,566
Norway — 0.4%
Orkla ASA	498,141	4,311,123

Singapore — 1.1%
City Developments Ltd.	297,400	1,698,754
ComfortDelGro Corp. Ltd.	1,389,200	2,257,149
Singapore Airlines Ltd.	315,200	2,157,782
UOL Group Ltd.	327,200	1,424,766
Venture Corp. Ltd.	197,400	2,183,830
Yangzijiang Shipbuilding Holdings Ltd.	1,550,800	1,388,642

		11,110,923
Spain — 4.7%
Amadeus IT Group SA	295,844	23,859,955
International Consolidated Airlines Group SA	436,407	3,372,290
Mapfre SA	666,454	1,996,551
Repsol SA	941,752	16,886,092

		46,114,888
Sweden — 1.2%
Boliden AB	193,461	4,427,100
ICA Gruppen AB	59,312	2,101,946
Kinnevik AB, Class B	134,258	3,729,674
L E Lundbergforetagen AB, Class B	55,459	1,713,582

		11,972,302
Switzerland — 7.6%
Adecco Group AG, Registered	108,402	5,317,183
Baloise Holding AG, Registered	29,943	4,292,455
Barry Callebaut AG, Registered	1,528	2,990,985
Coca-Cola HBC AG	125,383	3,700,806
Kuehne + Nagel International AG, Registered	38,836	5,409,011
Pargesa Holding SA, Bearer	26,766	1,967,736
Partners Group Holding AG	11,757	8,386,169
SGS SA, Registered	3,744	8,903,120
Sonova Holding AG, Registered	36,490	5,969,211
Swiss Life Holding AG, Registered	22,549	8,522,845
Swiss Re AG	209,398	18,935,125

		74,394,646
United Kingdom — 13.7%
3i Group PLC	705,045	7,911,448
Admiral Group PLC	148,107	3,809,475
Anglo American PLC	755,481	16,170,965
Ashtead Group PLC	336,949	8,333,033
Babcock International Group PLC	180,062	1,406,213
Barratt Developments PLC	673,385	4,422,545

169

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Berkeley Group Holdings PLC	88,758	$3,970,501
BHP Billiton PLC	266,369	5,317,673
Burberry Group PLC	269,822	6,243,693
Carnival PLC	108,551	5,912,823
Croda International PLC	94,815	5,839,421
Direct Line Insurance Group PLC	993,493	4,182,789
easyJet PLC	88,414	1,355,651
Intertek Group PLC	114,090	6,834,094
Investec PLC	459,808	2,843,594
J Sainsbury PLC	1,145,276	4,554,026
Johnson Matthey PLC	130,939	4,974,045
Meggitt PLC	531,583	3,598,560
Mondi PLC	250,043	5,893,036
Pearson PLC	499,393	5,733,959
Persimmon PLC	209,457	6,139,515
Royal Mail PLC	615,989	2,825,616
Smiths Group PLC	281,375	5,024,387
Taylor Wimpey PLC	2,242,810	4,628,185
Wm Morrison Supermarkets PLC	1,641,727	5,204,433

		133,129,680

Total Common Stocks — 98.5% (Cost: $1,051,355,230)		959,405,501

Preferred Stocks

Germany — 0.9%
Fuchs Petrolub SE, Preference Shares, NVS	50,466	2,340,969
Porsche Automobil Holding SE, Preference Shares, NVS	100,953	6,437,573

		8,778,542

Total Preferred Stocks — 0.9% (Cost: $10,592,848)		8,778,542

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(d)(e)(f)	1,412,674	$1,412,956
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(d)(e)	244,940	244,940

		1,657,896

Total Short-Term Investments — 0.2% (Cost: $ 1,657,891)		1,657,896

Total Investments in Securities — 99.6% (Cost: $ 1,063,605,969)		969,841,939
Other Assets, Less Liabilities — 0.4%		3,777,609

Net Assets — 100.0%		$973,619,548

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,341,708	(929,034)	1,412,674	$1,412,956	$4,472	(a)	$366	$(381)
BlackRock Cash Funds: Treasury, SL Agency Shares	738,966	(494,026)	244,940	244,940	2,610		—	—

				$1,657,896	$7,082		$366	$(381)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

170

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Intl ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$959,405,501	$—	$—	$959,405,501
Preferred Stocks	8,778,542	—	—	8,778,542
Money Market Funds	1,657,896	—	—	1,657,896

	$969,841,939	$—	$—	$969,841,939

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

171

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 8.0%
Abacus Property Group	28,615	$66,521
Ausdrill Ltd.	37,969	46,152
Australian Pharmaceutical Industries Ltd.	36,111	39,158
Aventus Retail Property Fund Ltd.	18,662	26,586
Beach Energy Ltd.	150,573	187,825
Bingo Industries Ltd.	29,100	49,293
BWP Trust	35,628	87,370
Cedar Woods Properties Ltd.	3,458	12,989
Centuria Industrial REIT	17,736	34,820
Charter Hall Group	41,812	204,476
Collins Foods Ltd.	10,955	49,769
Costa Group Holdings Ltd.	21,947	94,885
Credit Corp. Group Ltd.(a)	4,233	57,153
Cromwell Property Group	101,010	73,739
CSR Ltd.	43,911	109,860
Elders Ltd.	8,770	45,313
Folkestone Education Trust	18,096	36,553
GDI Property Group	46,539	42,550
Genworth Mortgage Insurance Australia Ltd.	21,147	33,723
GWA Group Ltd.	15,482	30,175
IDP Education Ltd.	12,250	79,963
Inghams Group Ltd.	17,322	47,880
Integrated Research Ltd.	7,601	11,421
Investa Office Fund	40,629	159,817
Japara Healthcare Ltd.	20,569	16,401
Kogan.com Ltd.	4,053	8,129
McMillan Shakespeare Ltd.	7,029	82,200
Mineral Resources Ltd.	12,873	130,013
Monadelphous Group Ltd.(a)	7,908	80,653
Myer Holdings Ltd.	64,008	20,641
Northern Star Resources Ltd.	51,453	320,183
OFX Group Ltd.	17,986	27,280
OZ Minerals Ltd.	25,427	162,733
Pinnacle Investment Management Group Ltd.	7,237	28,211
Pro Medicus Ltd.	2,790	18,034
Quintis Ltd.(a)(b)(c)	9,815	—
RCR Tomlinson Ltd.	17,174	11,016
Regis Resources Ltd.	40,930	122,418
Resolute Mining Ltd.(a)	64,039	47,203
Sandfire Resources NL	14,027	66,112
Saracen Mineral Holdings Ltd.(c)	66,259	115,055
SG Fleet Group Ltd.	6,531	15,460
Sigma Healthcare Ltd.	93,056	34,296
SmartGroup Corp. Ltd.	7,369	52,071
St. Barbara Ltd.	44,536	131,310
Tassal Group Ltd.	16,256	47,583
Virtus Health Ltd.	4,092	14,588
Westgold Resources Ltd.(a)(c)	18,255	14,232
Whitehaven Coal Ltd.	59,418	204,246

		3,398,059
Austria — 0.6%
EVN AG	3,042	53,218
FACC AG	1,702	30,045
POLYTEC Holding AG(a)	1,568	16,203
S IMMO AG	3,960	67,752
S&T AG	3,544	88,261

		255,479

Security	Shares	Value
Belgium — 2.1%
Aedifica SA	1,550	$129,785
AGFA-Gevaert NV(c)	15,327	68,493
Barco NV	706	80,473
Befimmo SA	1,356	74,439
Elia System Operator SA/NV	2,646	165,492
EVS Broadcast Equipment SA	1,309	29,129
Gimv NV	2,394	127,895
Melexis NV	1,800	118,494
Orange Belgium SA	2,950	53,012
Recticel SA	2,422	18,881
Sioen Industries NV	197	4,788
Van de Velde NV	647	16,165

		887,046
Canada — 7.4%
AGF Management Ltd., Class B, NVS	6,542	26,851
Alacer Gold Corp.(c)	25,566	41,856
Altus Group Ltd./Canada	3,592	78,801
Aphria Inc.(a)(c)	10,774	128,804
Canaccord Genuity Group Inc.	9,168	48,170
Canfor Corp.(c)	5,989	86,238
Canfor Pulp Products Inc.	2,490	41,751
Cascades Inc.	5,883	45,872
Celestica Inc.(c)	10,959	113,992
Centerra Gold Inc.(c)	18,789	73,539
China Gold International Resources Corp. Ltd.(c)	23,269	31,894
Computer Modelling Group Ltd.	6,326	37,958
Dream Global REIT	5,168	52,811
Dream Industrial REIT	3,342	24,888
Dream Office REIT	2,624	46,556
Enerflex Ltd.	7,644	92,432
Enerplus Corp.	21,517	200,711
Equitable Group Inc.(a)	994	45,793
Evertz Technologies Ltd.	2,250	27,773
Exco Technologies Ltd.	1,407	9,889
FirstService Corp.	2,937	215,995
Genworth MI Canada Inc.	3,282	107,988
Gluskin Sheff + Associates Inc.	2,574	21,991
Granite REIT	2,130	88,168
Interfor Corp.(c)	6,021	66,755
InterRent REIT	3,730	35,844
Just Energy Group Inc.	8,610	27,995
Kirkland Lake Gold Ltd.	15,160	298,178
Labrador Iron Ore Royalty Corp.	5,577	121,456
Magellan Aerospace Corp.	1,325	19,170
Martinrea International Inc.	7,819	67,815
Medical Facilities Corp.	3,006	32,092
Morguard REIT	1,970	17,116
Morneau Shepell Inc.	4,172	86,665
Neo Performance Materials Inc.	1,293	17,526
OceanaGold Corp.	50,933	146,991
Parex Resources Inc.(c)	13,225	193,050
Rogers Sugar Inc.	8,919	36,063
Silvercorp Metals Inc.(a)	15,961	34,881
Transcontinental Inc., Class A	6,394	105,508
Valener Inc.	2,467	36,932
Wajax Corp.	1,545	27,494
Western Forest Products Inc.	36,414	48,802
WestJet Airlines Ltd.	2,135	31,182

		3,142,236

172

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China — 0.2%
K Wah International Holdings Ltd.	102,000	$46,060
TK Group Holdings Ltd.	32,000	16,981
Xin Point Holdings Ltd.	16,000	5,327

		68,368
Denmark — 2.1%
Alm Brand A/S	5,850	49,130
Ambu A/S, Series B	12,472	260,058
GN Store Nord A/S	11,846	503,186
NNIT A/S(d)	1,146	32,371
Per Aarsleff Holding A/S	1,584	51,840

		896,585
Finland — 0.6%
Atria OYJ	679	6,509
DNA OYJ	4,951	97,104
Ferratum OYJ(a)	953	11,986
Finnair OYJ	4,556	34,251
F-Secure OYJ	9,401	24,552
Lehto Group OYJ(a)	2,030	10,580
Ponsse OYJ	662	20,402
Ramirent OYJ	6,596	48,205

		253,589
France — 2.4%
ABC arbitrage	1,673	12,094
AKWEL, NVS	930	18,567
Albioma SA	2,641	51,409
Assystem, NVS	771	22,451
Aubay, NVS	397	14,169
Boiron SA, NVS	684	40,998
Bonduelle SCA, NVS	1,096	38,931
Cie. des Alpes	683	20,895
Derichebourg SA, NVS	8,928	43,094
Devoteam SA, NVS	491	54,186
Eramet, NVS	789	72,814
Esso SA Francaise	167	6,604
Gaztransport Et Technigaz SA	1,632	120,933
Groupe Crit, NVS	183	12,234
Groupe Guillin, NVS	571	11,348
Guerbet, NVS(a)	491	31,099
IPSOS, NVS	3,037	81,003
Kaufman & Broad SA, NVS	1,735	71,281
LNA Sante SA, NVS	521	27,597
Mersen SA, NVS	1,429	47,198
Neopost SA	3,093	99,528
Oeneo SA, NVS	750	7,597
Plastivaloire	835	10,445
Synergie SA, NVS	796	24,351
Trigano SA, NVS	668	67,930

		1,008,756
Germany — 3.5%
AIXTRON SE(c)	9,646	121,371
Amadeus Fire AG	510	58,363
Basler AG	96	17,012
Bauer AG	847	14,146
bet-at-home.com AG	289	16,831
Borussia Dortmund GmbH & Co. KGaA	5,671	61,492
CANCOM SE	2,824	115,446
Cewe Stiftung & Co. KGaA	542	42,497
Deutsche Beteiligungs AG	1,151	47,145
Deutz AG	10,042	74,868

Security	Shares	Value
Germany (continued)
Elmos Semiconductor AG	1,088	$22,683
Hamburger Hafen und Logistik AG	2,199	46,692
Hornbach Holding AG & Co. KGaA	559	36,989
Hypoport AG(c)	277	55,552
Isra Vision AG	1,441	61,962
Jenoptik AG	4,465	134,773
Nemetschek SE	132	17,364
OHB SE	470	16,722
RIB Software SE	3,021	52,303
Siltronic AG	1,800	165,362
STRATEC Biomedical AG(a)	455	29,901
Surteco Group SE	427	9,502
VERBIO Vereinigte BioEnergie AG(a)	2,126	12,526
Wacker Neuson SE	2,600	57,858
Washtec AG	1,016	78,395
Wuestenrot & Wuerttembergische AG	2,250	45,583
XING SE	258	77,613

		1,490,951
Hong Kong — 2.4%
Agritrade Resources Ltd.	240,000	47,759
Champion REIT	159,000	107,090
CITIC Telecom International Holdings Ltd.	102,000	32,008
CSI Properties Ltd.	320,000	12,450
Emperor Capital Group Ltd.	372,000	17,557
Emperor International Holdings Ltd.	64,000	15,675
Fairwood Holdings Ltd.	8,500	28,354
Giordano International Ltd.	102,000	45,279
Great Eagle Holdings Ltd.	16,000	73,067
IT Ltd.	62,000	28,392
Lai Sun Development Co. Ltd.	20,400	29,614
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	68,000	24,201
Nameson Holdings Ltd.	62,000	5,694
NewOcean Energy Holdings Ltd.(c)	74,000	26,808
Prosperity REIT	121,000	42,909
Regal Hotels International Holdings Ltd.	32,000	17,226
Regal REIT	96,000	26,451
Sa Sa International Holdings Ltd.	96,000	36,860
Shun Tak Holdings Ltd.	128,000	40,819
SITC International Holdings Co. Ltd.	115,000	84,496
Sun Hung Kai & Co. Ltd.	16,000	7,205
Sunlight REIT	105,000	63,219
VSTECS Holdings Ltd.	68,000	32,181
Xinyi Glass Holdings Ltd.	160,000	158,379

		1,003,693
Ireland — 0.3%
Irish Continental Group PLC	10,698	63,031
Irish Residential Properties REIT PLC	31,669	51,025

		114,056
Israel — 1.4%
Delek Automotive Systems Ltd.	2,392	13,463
Harel Insurance Investments & Financial Services Ltd.	9,900	72,531
Ituran Location and Control Ltd.	1,540	52,545
Matrix IT Ltd.	3,052	35,495
Migdal Insurance & Financial Holding Ltd.	40,212	44,542
Nova Measuring Instruments Ltd.(c)	2,292	50,597
Phoenix Holdings Ltd. (The)	6,286	34,806
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	240	12,238
REIT 1 Ltd.	16,501	64,502

173

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Israel (continued)
SodaStream International Ltd.(c)	1,601	$229,567

		610,286
Italy — 1.8%
Aquafil SpA	564	6,550
Ascopiave SpA	7,414	24,361
ASTM SpA	3,226	64,039
Biesse SpA	1,217	28,047
DiaSorin SpA	1,924	182,683
doBank SpA(d)	3,465	38,259
El.En. SpA	993	19,465
Falck Renewables SpA	8,496	17,212
Iren SpA	53,661	116,312
La Doria SpA	1,032	11,237
Prima Industrie SpA(a)	303	7,467
Reply SpA	1,493	82,823
Saras SpA	40,983	80,009
Sesa SpA	457	12,427
Sogefi SpA(a)(c)	3,458	6,167
Technogym SpA, NVS(d)	4,691	51,344

		748,402
Japan — 31.2%
Aisan Industry Co. Ltd.	1,600	12,023
Akita Bank Ltd. (The)	1,700	39,497
Amano Corp.	5,200	110,584
Anicom Holdings Inc.	1,600	51,110
Arata Corp.	1,600	72,589
Arcland Sakamoto Co. Ltd.	3,400	44,739
Arcland Service Holdings Co. Ltd.	1,600	32,750
AS ONE Corp.	1,500	106,597
Asahi Diamond Industrial Co. Ltd.	4,700	29,694
ASKA Pharmaceutical Co. Ltd.	1,600	21,096
Bando Chemical Industries Ltd.	3,100	35,902
Bank of Nagoya Ltd. (The)	1,700	53,777
Bank of Saga Ltd. (The)	1,700	32,778
Bank of the Ryukyus Ltd.	3,500	39,914
Belc Co. Ltd.	1,500	76,558
Belluna Co. Ltd.	3,500	34,766
BML Inc.	1,800	49,524
Broadleaf Co. Ltd.	7,900	45,641
Bunka Shutter Co. Ltd.	5,200	36,447
Canon Electronics Inc.	1,600	29,347
Cawachi Ltd.	1,700	31,558
Chori Co. Ltd.	1,700	28,094
Chubu Shiryo Co. Ltd.	1,600	19,508
Chugoku Marine Paints Ltd.	4,800	38,577
CKD Corp.	5,100	58,748
CMK Corp.	4,700	30,235
cocokara fine Inc.	1,700	93,545
Computer Engineering & Consulting Ltd.	1,700	36,484
CONEXIO Corp.	1,700	24,523
Corona Corp.	3,400	33,532
Dai-Dan Co. Ltd.	1,600	37,670
Daido Metal Co. Ltd.	3,100	23,678
Daihen Corp.	3,200	74,914
Daikyonishikawa Corp.	3,400	32,537
Daiwa Industries Ltd.	3,400	35,881
Daiwabo Holdings Co. Ltd.	1,700	100,474
Denyo Co. Ltd.	1,700	25,638
Digital Arts Inc.	1,600	73,298

Security	Shares	Value
Japan (continued)
Doshisha Co. Ltd.	1,800	$37,083
DTS Corp.	1,700	59,049
Eiken Chemical Co. Ltd.	3,400	76,041
Eizo Corp.	1,700	69,292
Elecom Co. Ltd.	1,700	40,340
en-japan Inc.	1,700	67,937
EPS Holdings Inc.	3,400	66,370
ESPEC Corp.	1,600	28,355
Exedy Corp.	3,000	74,060
F@N Communications Inc.	5,100	28,289
FCC Co. Ltd.	3,400	84,175
Ferrotec Holdings Corp.	3,200	29,007
Fuji Soft Inc.	1,600	73,439
Fujibo Holdings Inc.	100	2,906
Fujicco Co. Ltd.	1,800	41,278
Fujimi Inc.	1,700	38,849
Fujimori Kogyo Co. Ltd.	1,700	49,409
FULLCAST Holdings Co. Ltd.	1,600	30,028
Fuso Chemical Co. Ltd.	1,700	33,983
Futaba Industrial Co. Ltd.	4,700	25,737
Future Corp.	1,600	21,762
Gecoss Corp.	1,800	17,162
Geo Holdings Corp.	3,200	48,912
Godo Steel Ltd.	100	1,917
Goldcrest Co. Ltd.	1,600	25,023
G-Tekt Corp.	1,700	23,996
GungHo Online Entertainment Inc.	31,500	56,661
Hamakyorex Co. Ltd.	1,600	51,819
Haseko Corp.	24,000	304,320
Hazama Ando Corp.	15,000	103,407
Heiwado Co. Ltd.	3,100	79,550
Hibiya Engineering Ltd.	1,700	28,048
Hisaka Works Ltd.	3,400	32,567
Hogy Medical Co. Ltd.	2,400	70,817
Ichikoh Industries Ltd.	3,100	21,508
Idec Corp./Japan	1,600	29,121
Inaba Denki Sangyo Co. Ltd.	1,700	68,464
Inabata & Co. Ltd.	5,100	68,238
Ines Corp.	3,600	42,075
Iriso Electronics Co. Ltd.	1,700	71,929
Ishihara Sangyo Kaisha Ltd.(c)	3,400	40,672
Itochu Enex Co. Ltd.	5,200	48,980
Itoki Corp.	3,100	16,097
JAC Recruitment Co. Ltd.	1,600	28,922
Japan Lifeline Co. Ltd.	4,700	68,258
Japan Material Co. Ltd.	6,000	70,338
Japan Securities Finance Co. Ltd.	8,000	44,943
Japan Wool Textile Co. Ltd. (The)	4,500	35,568
JCR Pharmaceuticals Co. Ltd.	1,600	67,981
JCU Corp.	1,600	34,310
Joshin Denki Co. Ltd.	1,700	43,458
Justsystems Corp.	3,200	65,500
K&O Energy Group Inc.	1,700	23,635
Kaga Electronics Co. Ltd.	1,700	38,216
Kamei Corp.	1,800	20,798
Kanematsu Corp.	7,500	96,429
Kanematsu Electronics Ltd.	1,700	52,346
Kanto Denka Kogyo Co. Ltd.	4,500	40,951
Kasai Kogyo Co. Ltd.	1,800	16,604
Kato Sangyo Co. Ltd.	1,800	55,425

174

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Keihin Corp.	3,200	$63,203
KH Neochem Co. Ltd.	3,000	85,065
Kitz Corp.	7,500	59,745
KLab Inc.	3,400	30,007
Koa Corp.	1,800	24,818
Kohnan Shoji Co. Ltd.	3,400	85,230
Konishi Co. Ltd.	3,400	47,691
Konoike Transport Co. Ltd.	3,400	51,517
Koshidaka Holdings Co. Ltd.	3,100	36,067
Kotobuki Spirits Co. Ltd.(a)	1,700	65,075
Kurabo Industries Ltd.	1,700	41,018
Kureha Corp.	1,500	96,628
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,400	48,595
KYORIN Holdings Inc.	3,500	76,510
Lasertec Corp.	3,400	97,612
LEC Inc.	1,700	34,044
Leopalace21 Corp.	21,100	88,061
Maeda Kosen Co. Ltd.	1,600	31,063
Maeda Road Construction Co. Ltd.	4,800	87,574
Marudai Food Co. Ltd.	3,000	48,806
Maruwa Unyu Kikan Co. Ltd.	1,600	51,181
Marvelous Inc.	3,100	24,777
MCJ Co. Ltd.	6,000	47,796
Medical Data Vision Co. Ltd.(a)(c)	1,600	25,066
Meiko Network Japan Co. Ltd.	1,600	14,050
Melco Holdings Inc.	100	3,336
Menicon Co. Ltd.	1,600	35,302
Mimasu Semiconductor Industry Co. Ltd.	1,700	22,354
Mirait Holdings Corp.	4,800	77,494
Miroku Jyoho Service Co. Ltd.	1,700	32,085
Misawa Homes Co. Ltd.	3,100	23,239
Mitsui High-Tec Inc.(a)	1,600	17,197
Mitsui Sugar Co. Ltd.	1,700	45,793
Miyazaki Bank Ltd. (The)	1,700	44,407
Morita Holdings Corp.	3,400	64,803
Nagaileben Co. Ltd.	1,800	40,416
Nakayama Steel Works Ltd.	1,600	8,436
NEC Networks & System Integration Corp.	1,700	37,087
Neturen Co. Ltd.	3,400	30,037
Nichias Corp.	2,700	58,950
Nichiha Corp.	1,800	39,699
Nippon Ceramic Co. Ltd.	1,700	41,801
Nippon Chemi-Con Corp.	1,700	38,563
Nippon Denko Co. Ltd.	8,600	20,423
Nippon Flour Mills Co. Ltd.	5,100	84,371
Nippon Light Metal Holdings Co. Ltd.	47,200	99,540
Nippon Signal Co. Ltd.	5,100	46,682
Nippon Soda Co. Ltd.	3,000	78,260
Nippon Steel & Sumikin Bussan Corp.	1,700	74,263
Nishimatsu Construction Co. Ltd.	5,100	118,716
Nishio Rent All Co. Ltd.	1,600	51,464
Nisshin OilliO Group Ltd. (The)	1,800	53,990
Nissin Corp.	1,600	30,737
Nissin Electric Co. Ltd.	5,100	41,711
Nitta Corp.	1,700	61,836
Nitto Boseki Co. Ltd.	1,800	35,695
Nitto Kogyo Corp.	1,600	27,816
Nitto Kohki Co. Ltd.	1,700	35,430
Nittoku Engineering Co. Ltd.	1,600	42,376
Nohmi Bosai Ltd.	1,600	33,615

Security	Shares	Value
Japan (continued)
Noritake Co. Ltd./Nagoya Japan	1,500	$74,963
Oita Bank Ltd. (The)	1,700	56,488
Okinawa Electric Power Co. Inc. (The)	4,587	85,639
Okumura Corp.	3,400	107,102
Optex Group Co. Ltd.	3,200	58,383
Osaka Soda Co. Ltd.	1,700	40,024
Osaki Electric Co. Ltd.	3,100	19,833
Oyo Corp.	3,100	35,298
Pacific Industrial Co. Ltd.	4,500	65,832
Pack Corp. (The)	1,700	48,731
PALTAC Corp.	3,000	153,117
Paramount Bed Holdings Co. Ltd.	1,700	71,627
PC Depot Corp.(a)	3,400	17,052
Pepper Food Service Co. Ltd.(a)	1,600	45,155
Press Kogyo Co. Ltd.	8,500	38,864
Prestige International Inc.	4,800	54,612
Prima Meat Packers Ltd.	3,400	64,141
Proto Corp.	1,800	23,845
Raito Kogyo Co. Ltd.	5,100	68,916
Retail Partners Co. Ltd.	1,600	18,261
Riken Keiki Co. Ltd.	1,600	31,559
Ryobi Ltd.	1,800	52,554
Ryoyo Electro Corp.	1,700	24,403
S Foods Inc.	1,700	68,615
Sakai Chemical Industry Co. Ltd.	1,700	39,180
Sakai Moving Service Co. Ltd.	1,600	82,655
Sakata INX Corp.	3,500	34,766
San-Ai Oil Co. Ltd.	5,200	56,168
Sanki Engineering Co. Ltd.	3,400	33,260
Sanyo Chemical Industries Ltd.	1,500	68,849
Seikagaku Corp.	3,200	47,438
Seiren Co. Ltd.	3,500	49,900
Sekisui Jushi Corp.	3,400	61,670
Sekisui Plastics Co. Ltd.	1,600	12,448
Shibuya Corp.	1,700	57,091
Shikoku Bank Ltd. (The)	3,400	38,322
Shikoku Chemicals Corp.	3,400	34,827
Shin-Etsu Polymer Co. Ltd.	3,600	26,349
Shinko Electric Industries Co. Ltd.	6,300	43,822
Shinko Plantech Co. Ltd.	3,500	32,595
Shinnihon Corp.	1,600	15,170
Shinoken Group Co. Ltd.	3,200	26,484
Shizuoka Gas Co. Ltd.	5,200	44,971
Shoei Foods Corp.(a)	1,600	61,388
Showa Corp.	4,700	65,093
Showa Sangyo Co. Ltd.	3,000	75,070
Sinko Industries Ltd.	1,600	22,826
Sintokogio Ltd.	5,100	43,971
Sodick Co. Ltd.	3,500	26,361
Solasto Corp.	4,800	50,486
St. Marc Holdings Co. Ltd.	1,600	38,024
Sumitomo Densetsu Co. Ltd.	1,700	26,888
Sumitomo Mitsui Construction Co. Ltd.	14,640	91,974
Sumitomo Seika Chemicals Co. Ltd.	1,600	79,961
Sun Frontier Fudousan Co. Ltd.	1,800	18,390
Sushiro Global Holdings Ltd.	1,600	84,214
Systena Corp.	4,800	57,972
Tachi-S Co. Ltd.	3,400	47,962
Taihei Dengyo Kaisha Ltd.	1,600	37,769
Taiho Kogyo Co. Ltd.	1,700	15,365

175

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Takasago International Corp.	1,500	$47,783
Takuma Co. Ltd.	6,800	86,405
Tamron Co. Ltd.	1,600	28,582
Tamura Corp.	6,300	32,210
Tanseisha Co. Ltd.	3,400	34,496
Tateru Inc.(a)	1,600	6,734
Tatsuta Electric Wire and Cable Co. Ltd.	3,400	14,973
Tayca Corp.	1,600	33,572
Teikoku Sen-I Co. Ltd.	1,700	37,297
T-Gaia Corp.	2,400	54,442
TKC Corp.	1,700	64,773
TOC Co. Ltd.	5,100	34,752
Tocalo Co. Ltd.	5,200	45,201
Tochigi Bank Ltd. (The)	10,600	30,902
Toho Holdings Co. Ltd.(a)	5,100	134,036
Toho Zinc Co. Ltd.	1,600	51,181
Tokai Carbon Co. Ltd.(a)	16,500	258,199
Tokai Corp./Gifu	1,800	36,317
TOKAI Holdings Corp.	7,900	66,011
Tokyo Seimitsu Co. Ltd.	3,400	81,795
Topre Corp.	3,400	70,799
Topy Industries Ltd.	1,700	45,793
Tosei Corp.	3,200	29,262
Toshiba TEC Corp.	3,200	95,556
Towa Bank Ltd. (The)	3,500	28,563
Towa Pharmaceutical Co. Ltd.	1,500	115,901
Toyo Construction Co. Ltd.	8,500	34,797
TPR Co. Ltd.	1,700	41,440
Tsukishima Kikai Co. Ltd.	1,600	18,913
Tsurumi Manufacturing Co. Ltd.	1,700	30,368
Unipres Corp.	3,400	60,977
UT Group Co. Ltd.(c)	1,700	51,141
Valqua Ltd.	1,600	39,059
Vector Inc.	3,000	51,411
Vital KSK Holdings Inc.	5,100	53,325
Wakita & Co. Ltd.	3,500	37,774
Warabeya Nichiyo Holdings Co. Ltd.	1,700	27,627
Yahagi Construction Co. Ltd.	3,400	24,433
Yakuodo Co. Ltd.	1,500	46,387
YAMABIKO Corp.	3,200	34,480
Yamagata Bank Ltd. (The)	3,200	64,933
YA-MAN Ltd.	3,000	48,407
Yamazen Corp.	5,100	55,901
Yellow Hat Ltd.	1,700	41,786
Yodogawa Steel Works Ltd.	1,700	36,996
Yondoshi Holdings Inc.	1,700	36,122
Yorozu Corp.	1,700	23,996
Yuasa Trading Co. Ltd.	1,700	55,811
Yume No Machi Souzou Iinkai Co. Ltd.	1,600	33,317
Yurtec Corp.	3,100	23,403

		13,258,736
Netherlands — 4.1%
AMG Advanced Metallurgical Group NV	2,254	107,979
ASM International NV	4,189	180,314
ASR Nederland NV	12,566	571,794
BE Semiconductor Industries NV	6,682	143,320
BinckBank NV	4,017	19,480
Euronext NV(d)	4,743	292,617
ForFarmers NV	2,539	28,682
Kendrion NV	1,366	41,402

Security	Shares	Value
Netherlands (continued)
NSI NV	1,436	$56,703
SIF Holding NV	736	12,325
Signify NV(d)	9,588	236,828
Vastned Retail NV	1,128	44,733

		1,736,177
New Zealand — 0.6%
Air New Zealand Ltd.	44,342	81,075
Metlifecare Ltd.	15,993	60,781
Summerset Group Holdings Ltd.(a)	20,011	87,027
Tourism Holdings Ltd.	5,962	19,466

		248,349
Norway — 3.3%
Atea ASA	7,465	98,764
Austevoll Seafood ASA	7,953	128,308
Bakkafrost P/F	3,558	200,401
Borregaard ASA	8,842	79,952
BW Offshore Ltd.(c)	7,621	49,054
DNO ASA	55,478	107,128
Kongsberg Automotive ASA(c)	39,792	37,401
Kvaerner ASA(c)	8,363	14,587
Norway Royal Salmon ASA	1,188	35,054
Norwegian Property ASA	4,565	5,616
Ocean Yield ASA	3,617	27,542
Odfjell Drilling Ltd.(c)	4,479	16,467
Salmar ASA	4,337	229,622
Selvaag Bolig ASA	1,776	7,977
SpareBank 1 Nord Norge	7,382	59,197
Subsea 7 SA	799	10,119
TGS NOPEC Geophysical Co. ASA	9,053	304,713

		1,411,902
Singapore — 0.3%
Accordia Golf Trust	103,500	36,996
Best World International Ltd.	21,000	27,297
QAF Ltd.	12,100	6,422
Riverstone Holdings Ltd./Singapore	26,500	22,772
Yanlord Land Group Ltd.	60,000	54,593

		148,080
Spain — 1.1%
eDreams ODIGEO SA(a)(c)	4,732	19,275
Ence Energia y Celulosa SA	11,335	95,360
Ercros SA	8,092	36,858
Faes Farma SA	24,650	103,759
Fluidra SA	4,203	50,860
Miquel y Costas & Miquel SA	894	29,375
Papeles y Cartones de Europa SA	4,181	79,113
Talgo SA(c)(d)	7,028	35,714

		450,314
Sweden — 1.2%
Bilia AB, Class A	212	1,989
BioGaia AB, Class B	1,505	61,009
Biotage AB	4,638	60,895
Granges AB	6,320	66,936
Investment AB Oresund(c)	2,865	43,572
New Wave Group AB, Class B	3,750	22,812
Nolato AB, Class B	1,763	81,305
Paradox Interactive AB	1,772	25,631
Probi AB(c)	536	23,693
SAS AB(c)	15,125	34,223

176

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Vitrolife AB	5,753	$85,391

		507,456
Switzerland — 5.8%
ALSO Holding AG, Registered	504	57,219
APG SGA SA	121	42,703
Ascom Holding AG, Registered	2,905	46,438
Autoneum Holding AG	265	51,372
Bachem Holding AG, Class B, Registered	436	51,060
Bell Food Group AG, Registered	121	38,012
BKW AG	1,373	87,220
Bobst Group SA Registered	760	57,572
Bossard Holding AG, Class A, Registered	540	88,255
Burkhalter Holding AG	360	28,166
Comet Holding AG, Registered(a)	630	63,758
Feintool International Holding AG, Registered	85	7,977
Galenica AG(d)	3,380	181,449
GAM Holding AG	14,327	83,321
Gurit Holding AG, Bearer	34	30,894
Inficon Holding AG, Registered	144	69,173
Intershop Holdings AG	48	23,621
Kardex AG, Registered	557	72,539
Komax Holding AG, Registered	341	93,564
LEM Holding SA, Registered	33	37,793
Logitech International SA, Registered	13,240	490,560
Orior AG	469	41,496
Rieter Holding AG, Registered	265	35,829
Schweiter Technologies AG, Bearer	90	102,356
Siegfried Holding AG, Registered	307	123,301
Swissquote Group Holding SA, Registered	777	40,476
Tecan Group AG, Registered	1,016	229,481
VAT Group AG(d)	1,812	182,299
Zehnder Group AG, Registered	677	27,123

		2,485,027
United Kingdom — 18.7%
888 Holdings PLC	27,189	64,375
Abcam PLC	15,942	244,439
Acacia Mining PLC(c)	15,548	30,465
Advanced Medical Solutions Group PLC	16,881	61,905
Alliance Pharma PLC	22,666	19,346
Beazley PLC	45,092	303,926
Bellway PLC	10,456	383,570
Biffa PLC(d)	21,097	63,348
Bovis Homes Group PLC	11,814	146,274
Brewin Dolphin Holdings PLC	25,929	109,066
Centamin PLC	100,778	128,125
Central Asia Metals PLC	13,399	37,152
Chemring Group PLC	25,493	59,414
CMC Markets PLC(d)	10,922	16,328
Computacenter PLC	5,471	76,756
Costain Group PLC	9,594	46,032
Crest Nicholson Holdings PLC	22,313	97,164
Dart Group PLC	8,350	90,688
Debenhams PLC(a)	101,979	11,623
Dechra Pharmaceuticals PLC	8,598	251,142
Diploma PLC	9,922	166,713
EI Group PLC(c)	41,272	87,646
Electrocomponents PLC	37,540	297,298
EMIS Group PLC	4,781	55,286
EnQuest PLC(c)	140,649	49,062

Security	Shares	Value
United Kingdom (continued)
Equiniti Group PLC(d)	29,649	$81,640
esure Group PLC	25,068	89,301
Evraz PLC	29,868	207,230
Ferrexpo PLC	25,878	69,074
Forterra PLC(d)	18,144	51,120
Frontier Developments PLC(a)(c)	1,593	19,988
Games Workshop Group PLC	2,515	98,656
GB Group PLC	11,815	76,389
Go-Ahead Group PLC (The)	3,633	71,302
Gocompare.Com Group PLC	28,966	30,756
Greggs PLC	8,847	131,242
Gulf Keystone Petroleum Ltd.(c)	18,741	53,281
Halfords Group PLC	13,563	53,446
Hansteen Holdings PLC	32,300	39,703
Hostelworld Group PLC(d)	8,680	21,827
Hotel Chocolat Group Ltd.	3,592	12,507
Ibstock PLC(d)	35,329	101,298
IG Group Holdings PLC	31,635	244,349
International Personal Finance PLC	19,756	44,908
iomart Group PLC	6,902	33,865
IQE PLC(a)(c)	61,487	71,101
John Laing Group PLC(d)	32,988	131,594
John Menzies PLC	7,268	48,291
Jupiter Fund Management PLC	9,664	41,613
Kainos Group PLC	5,935	29,651
KCOM Group PLC	42,233	49,700
Keller Group PLC	6,392	52,925
Keywords Studios PLC(a)	4,556	79,754
Lookers PLC	25,089	30,615
Marshalls PLC	17,662	97,086
Moneysupermarket.com Group PLC	46,071	172,658
NEX Group PLC	27,321	396,571
Northgate PLC	11,587	55,786
Numis Corp. PLC	2,974	11,039
On the Beach Group PLC(d)	8,568	46,911
Oxford Instruments PLC	4,725	56,751
Pagegroup PLC	28,076	180,088
Patisserie Holdings PLC(b)	3,062	1,956
Pendragon PLC	129,052	44,357
Photo-Me International PLC	22,731	32,065
Plus500 Ltd.	6,896	119,306
Polypipe Group PLC	17,577	83,323
Premier Foods PLC(a)(c)	61,433	29,907
QinetiQ Group PLC	48,753	172,991
Redde PLC	28,291	63,550
Redrow PLC	19,397	130,986
Renishaw PLC	3,137	168,910
RPS Group PLC	20,532	41,136
Sabre Insurance Group PLC(d)	13,445	45,353
Safestore Holdings PLC	17,446	119,037
Savills PLC	12,680	117,464
Scapa Group PLC	11,765	61,454
Schroder REIT Ltd.	41,580	31,080
Softcat PLC	9,632	79,382
Staffline Group PLC	1,713	25,959
Standard Life Investment Property Income Trust Ltd.	30,437	35,391
Stobart Group Ltd.	26,887	72,832
Stock Spirits Group PLC	15,672	40,050
Superdry PLC	4,165	43,000
Telecom Plus PLC	5,387	83,975

177

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Telford Homes PLC	6,210	$24,915
Vesuvius PLC	4,011	27,880
Watkin Jones PLC	16,467	44,185
WH Smith PLC	9,634	239,426

		7,961,029

Total Common Stocks — 99.1% (Cost: $46,662,117)		42,084,576

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(a)	822	44,203
STO SE & Co. KGaA, Preference Shares, NVS	265	27,383

		71,586
Italy — 0.1%
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	3,638	53,669

Total Preferred Stocks — 0.3% (Cost: $176,678)		125,255

Warrants

Australia — 0.0%
Westgold Resources Ltd. (Expires 06/30/19)(c)	1,386	44

Total Warrants — 0.0% (Cost: $0)		44

Security	Shares	Value
Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	1,777,856	$1,778,211
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	18,994	18,994

		1,797,205

Total Short-Term Investments — 4.2% (Cost: $ 1,797,195)		1,797,205

Total Investments in Securities — 103.6% (Cost: $ 48,635,990)		44,007,080
Other Assets, Less Liabilities — (3.6)%		(1,515,811)

Net Assets — 100.0%		$42,491,269

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	965,460	812,396	1,777,856	$1,778,211	$13,088	(a)	$(49)	$(129)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,025	10,969	18,994	18,994	151		—	—

				$1,797,205	$13,239		$(49)	$(129)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

178

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor Intl Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,082,620	$—	$1,956	$42,084,576
Preferred Stocks	125,255	—	—	125,255
Warrants	44	—	—	44
Money Market Funds	1,797,205	—	—	1,797,205

	$44,005,124	$—	$1,956	$44,007,080

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

179

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.7%
Huntington Ingalls Industries Inc.	23,410	$5,114,617
L3 Technologies Inc.	40,854	7,740,607
Textron Inc.	136,725	7,332,562

		20,187,786
Airlines — 1.0%
Delta Air Lines Inc.	92,157	5,043,753
Southwest Airlines Co.	76,641	3,763,073
United Continental Holdings Inc.(a)	37,240	3,184,392

		11,991,218
Auto Components — 1.3%
Autoliv Inc.	45,349	3,779,385
BorgWarner Inc.	110,095	4,338,844
Goodyear Tire & Rubber Co. (The)	125,411	2,641,156
Lear Corp.	34,913	4,639,938

		15,399,323
Automobiles — 1.8%
General Motors Co.	615,375	22,516,571

Banks — 1.9%
Citizens Financial Group Inc.	254,525	9,506,508
East West Bancorp. Inc.	75,570	3,962,891
Regions Financial Corp.	586,308	9,949,647

		23,419,046
Biotechnology — 0.2%
United Therapeutics Corp.(a)	22,527	2,497,343

Building Products — 0.5%
AO Smith Corp.	75,839	3,452,950
Owens Corning	58,230	2,752,532

		6,205,482
Capital Markets — 2.0%
Eaton Vance Corp., NVS	62,688	2,824,094
Raymond James Financial Inc.	65,046	4,988,378
SEI Investments Co.	69,699	3,725,412
T Rowe Price Group Inc.	127,671	12,382,810

		23,920,694
Chemicals — 2.3%
Celanese Corp.	70,837	6,866,939
Eastman Chemical Co.	74,693	5,852,197
LyondellBasell Industries NV, Class A	175,165	15,636,979

		28,356,115
Commercial Services & Supplies — 1.0%
Republic Services Inc.	121,096	8,801,257
Rollins Inc.	51,324	3,038,381

		11,839,638
Communications Equipment — 1.7%
F5 Networks Inc.(a)	32,309	5,663,122
Juniper Networks Inc.	179,679	5,259,204
Motorola Solutions Inc.	84,253	10,326,048

		21,248,374
Construction & Engineering — 0.4%
Jacobs Engineering Group Inc.	63,691	4,782,557

Consumer Finance — 0.5%
Ally Financial Inc.	227,132	5,771,424

Security	Shares	Value
Containers & Packaging — 0.7%
Avery Dennison Corp.	45,963	$4,169,763
Packaging Corp. of America	49,200	4,517,052

		8,686,815
Electric Utilities — 4.6%
Evergy Inc.	74,171	4,152,834
Eversource Energy	139,451	8,821,670
Exelon Corp.	504,029	22,081,510
OGE Energy Corp.	104,121	3,763,974
PG&E Corp.	268,971	12,590,533
Pinnacle West Capital Corp.	58,414	4,804,552

		56,215,073
Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics Inc.(a)	45,709	3,094,956
Avnet Inc.	62,543	2,506,098
CDW Corp./DE	79,959	7,197,109
Flex Ltd.(a)	275,090	2,162,207
FLIR Systems Inc.	72,454	3,355,345
IPG Photonics Corp.(a)	19,792	2,643,222
TE Connectivity Ltd.	183,430	13,834,291
Trimble Inc.(a)	129,750	4,850,055

		39,643,283
Equity Real Estate Investment Trusts (REITs) — 4.4%
Camden Property Trust	48,355	4,365,006
HCP Inc.	97,738	2,692,682
Host Hotels & Resorts Inc.	383,423	7,327,214
Kimco Realty Corp.	221,804	3,568,826
Liberty Property Trust	76,851	3,217,751
National Retail Properties Inc.	80,411	3,759,214
Public Storage	81,806	16,808,679
Realty Income Corp.	134,641	8,114,813
VEREIT Inc.	508,991	3,730,904

		53,585,089
Food & Staples Retailing — 0.5%
Walmart Inc.	63,970	6,414,912

Food Products — 2.0%
Bunge Ltd.	73,496	4,542,053
Ingredion Inc.	37,656	3,810,034
JM Smucker Co. (The)	59,365	6,430,417
Tyson Foods Inc., Class A	153,012	9,168,479

		23,950,983
Gas Utilities — 0.8%
Atmos Energy Corp.	56,161	5,227,466
UGI Corp.	89,528	4,750,356

		9,977,822
Health Care Equipment & Supplies — 2.1%
Align Technology Inc.(a)	39,763	8,795,576
ResMed Inc.	73,288	7,762,665
Teleflex Inc.	12,471	3,002,269
Varian Medical Systems Inc.(a)	47,731	5,697,649

		25,258,159
Health Care Providers & Services — 12.4%
Aetna Inc.	73,484	14,579,226
Anthem Inc.	122,750	33,826,217
Centene Corp.(a)	91,240	11,890,397
Cigna Corp.(b)	126,852	27,122,226
Express Scripts Holding Co.(a)	294,750	28,581,908
Humana Inc.	71,912	23,041,324

180

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics Inc.	70,838	$6,666,564
Universal Health Services Inc., Class B	45,770	5,563,801

		151,271,663
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	180,185	10,097,567
Royal Caribbean Cruises Ltd.	25,856	2,707,899

		12,805,466
Household Durables — 0.7%
Garmin Ltd.	58,860	3,894,177
NVR Inc.(a)	1,824	4,083,991

		7,978,168
Insurance — 6.3%
Aflac Inc.	407,057	17,531,945
Alleghany Corp.	7,972	4,788,621
American Financial Group Inc./OH	39,299	3,931,079
Athene Holding Ltd., Class A(a)	56,928	2,602,748
Everest Re Group Ltd.	21,326	4,646,082
Fidelity National Financial Inc.	143,424	4,797,533
Lincoln National Corp.	113,998	6,861,540
Loews Corp.	145,977	6,796,689
Principal Financial Group Inc.	151,283	7,120,891
Reinsurance Group of America Inc.	33,644	4,789,896
Torchmark Corp.	56,638	4,794,973
Unum Group	115,669	4,194,158
WR Berkley Corp.	50,080	3,801,072

		76,657,227
Internet & Direct Marketing Retail — 0.7%
Amazon.com Inc.(a)	5,369	8,579,716

IT Services — 6.1%
Accenture PLC, Class A	195,068	30,746,618
Akamai Technologies Inc.(a)	88,408	6,387,478
Broadridge Financial Solutions Inc.	60,941	7,126,441
DXC Technology Co.	149,216	10,867,401
Jack Henry & Associates Inc.	40,357	6,046,689
Mastercard Inc., Class A	49,237	9,732,678
Total System Services Inc.	33,351	3,039,944

		73,947,249
Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	168,550	10,920,354
Waters Corp.(a)	41,152	7,806,123

		18,726,477
Machinery — 1.5%
AGCO Corp.	33,321	1,867,309
Cummins Inc.	82,208	11,237,012
IDEX Corp.	39,994	5,072,039

		18,176,360
Metals & Mining — 0.8%
Nucor Corp.	166,055	9,817,172

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	204,043	3,640,127

Multi-Utilities — 2.8%
Ameren Corp.	126,710	8,182,932
Consolidated Edison Inc.	162,117	12,320,892
Public Service Enterprise Group Inc.	261,882	13,992,355

		34,496,179

Security	Shares	Value
Multiline Retail — 3.2%
Kohl’s Corp.	87,772	$6,646,974
Macy’s Inc.	159,295	5,462,225
Nordstrom Inc.	60,814	3,999,737
Target Corp.	269,704	22,555,345

		38,664,281
Oil, Gas & Consumable Fuels — 6.0%
Antero Resources Corp.(a)	107,350	1,705,791
HollyFrontier Corp.	88,027	5,936,541
Marathon Petroleum Corp.	309,077	21,774,475
Phillips 66	229,993	23,647,880
Valero Energy Corp.	226,245	20,608,657

		73,673,344
Professional Services — 0.5%
ManpowerGroup Inc.	34,492	2,631,395
Robert Half International Inc.	64,799	3,922,283

		6,553,678
Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)	168,458	6,787,173
Jones Lang LaSalle Inc.	23,731	3,138,662

		9,925,835
Road & Rail — 3.1%
AMERCO	3,568	1,164,881
Kansas City Southern	53,867	5,492,279
Knight-Swift Transportation Holdings Inc.	69,679	2,229,728
Norfolk Southern Corp.	148,325	24,893,385
Old Dominion Freight Line Inc.	32,291	4,211,392

		37,991,665
Semiconductors & Semiconductor Equipment — 5.1%
Applied Materials Inc.	215,193	7,075,546
Intel Corp.	324,843	15,228,640
KLA-Tencor Corp.	81,797	7,487,697
Marvell Technology Group Ltd.	232,687	3,818,393
Micron Technology Inc.(a)	521,076	19,654,987
Skyworks Solutions Inc.	95,313	8,269,356

		61,534,619
Software — 4.4%
CA Inc.	163,321	7,244,920
Intuit Inc.	127,074	26,812,614
Microsoft Corp.	120,162	12,834,503
Synopsys Inc.(a)	77,682	6,954,869

		53,846,906
Specialty Retail — 1.1%
Best Buy Co. Inc.	137,426	9,641,808
Gap Inc. (The)	121,625	3,320,363

		12,962,171
Technology Hardware, Storage & Peripherals — 5.1%
Apple Inc.	128,784	28,185,666
Hewlett Packard Enterprise Co.	818,429	12,481,042
NetApp Inc.	139,936	10,983,577
Seagate Technology PLC	141,360	5,686,913
Western Digital Corp.	45,256	1,949,176
Xerox Corp.	119,520	3,331,022

		62,617,396
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica Inc.(a)	53,046	7,465,164
Michael Kors Holdings Ltd.(a)	79,523	4,406,369

181

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	28,894	$3,744,951

		15,616,484
Trading Companies & Distributors — 0.4%
United Rentals Inc.(a)	44,093	5,294,247

Total Common Stocks — 99.9% (Cost: $1,223,984,156)		1,216,644,137

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	26,335,690	26,340,957
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	1,069,239	1,069,239

		27,410,196

Total Short-Term Investments — 2.2% (Cost: $27,410,196)		27,410,196

Total Investments in Securities — 102.1% (Cost: $1,251,394,352)		1,244,054,333
Other Assets, Less Liabilities — (2.1)%		(25,666,074)

Net Assets — 100.0%		$1,218,388,259

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,886	26,330,804	26,335,690	$26,340,957	$1,921	(a)	$(71)	$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,323,484	(254,245)	1,069,239	1,069,239	8,907		—	—

				$27,410,196	$10,828		$(71)	$(1)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,216,644,137	$—	$—	$1,216,644,137
Money Market Funds	27,410,196	—	—	27,410,196

	$1,244,054,333	$—	$—	$1,244,054,333

182

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor USA ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

183

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.3%
AAR Corp.	8,582	$408,331
National Presto Industries Inc.	1,271	158,456

		566,787
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)	1,657	85,534
Forward Air Corp.	7,703	462,103

		547,637
Airlines — 0.2%
Hawaiian Holdings Inc.	3,347	115,840
SkyWest Inc.	3,364	192,723

		308,563
Auto Components — 0.8%
Cooper Tire & Rubber Co.	13,244	409,107
Cooper-Standard Holdings Inc.(a)	4,664	432,120
Standard Motor Products Inc.	5,299	286,729
Stoneridge Inc.(a)	6,958	176,803
Tower International Inc.	5,351	158,871

		1,463,630
Automobiles — 0.1%
Winnebago Industries Inc.	7,836	215,960

Banks — 6.6%
1st Source Corp.	4,877	227,219
Arrow Financial Corp.	3,425	120,355
BancFirst Corp.	4,196	240,767
Bancorp. Inc. (The)(a)	13,172	138,306
Berkshire Hills Bancorp. Inc.	10,058	335,635
Blue Hills Bancorp. Inc.	6,313	146,525
Bryn Mawr Bank Corp.	4,693	187,438
Camden National Corp.	4,156	168,526
Carolina Financial Corp.	5,193	171,836
Central Pacific Financial Corp.	2,718	73,495
City Holding Co.	3,883	286,488
Community Trust Bancorp. Inc.	4,214	191,779
ConnectOne Bancorp. Inc.	8,010	166,047
Enterprise Financial Services Corp.	6,112	265,566
FB Financial Corp.	1,997	72,851
Fidelity Southern Corp.	5,588	129,753
Financial Institutions Inc.	3,595	102,637
First BanCorp./Puerto Rico(a)	52,823	487,556
First Bancorp./Southern Pines NC	7,308	269,592
First Commonwealth Financial Corp.	25,126	339,201
First Community Bankshares Inc.	4,040	139,501
First Financial Corp./IN	2,600	119,236
First Mid-Illinois Bancshares Inc.	2,428	90,516
Great Southern Bancorp. Inc.	2,894	156,710
Green Bancorp. Inc.	6,115	113,128
Guaranty Bancorp	6,555	170,561
Hancock Whitney Corp.	22,268	934,365
Hanmi Financial Corp.	8,066	169,225
Heartland Financial USA Inc.	6,059	321,975
Heritage Commerce Corp.	9,556	138,658
Heritage Financial Corp./WA	8,204	268,435
HomeTrust Bancshares Inc.(a)	4,645	126,623
Horizon Bancorp Inc./IN	9,550	160,058
Independent Bank Corp./MI	5,552	122,866
Independent Bank Corp./Rockland MA	6,453	506,238
Lakeland Bancorp. Inc.	11,883	195,713

Security	Shares	Value
Banks (continued)
Lakeland Financial Corp.	6,378	$274,445
Mercantile Bank Corp.	3,990	126,722
National Bank Holdings Corp., Class A	6,776	228,758
Nicolet Bankshares Inc.(a)	2,291	122,339
OFG Bancorp	11,330	193,630
Opus Bank	6,140	116,599
Peapack Gladstone Financial Corp.	4,204	113,466
Peoples Bancorp. Inc./OH	4,408	150,886
People’s Utah Bancorp	3,953	132,465
Popular Inc.	5,338	277,629
Preferred Bank/Los Angeles CA	3,596	184,870
QCR Holdings Inc.	3,439	125,283
Republic Bancorp. Inc./KY, Class A	2,709	121,553
S&T Bancorp. Inc.	8,577	344,023
Sandy Spring Bancorp. Inc.	6,252	222,259
State Bank Financial Corp.	9,258	236,727
TriCo Bancshares	5,472	197,101
Triumph Bancorp. Inc.(a)	4,766	170,909
Univest Corp. of Pennsylvania	7,380	184,205
WesBanco Inc.	9,846	394,825

		11,774,074
Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,299	706,459
MGP Ingredients Inc.	3,134	223,047

		929,506
Biotechnology — 1.3%
Concert Pharmaceuticals Inc.(a)	3,577	53,369
Emergent BioSolutions Inc.(a)	10,969	671,193
Enanta Pharmaceuticals Inc.(a)	3,743	288,810
MiMedx Group Inc.(a)(b)	27,482	159,945
Myriad Genetics Inc.(a)	18,211	820,041
PDL BioPharma Inc.(a)	40,149	99,971
PTC Therapeutics Inc.(a)	2,005	77,233
Vanda Pharmaceuticals Inc.(a)	10,799	204,857

		2,375,419
Building Products — 0.2%
Armstrong Flooring Inc.(a)	5,369	83,488
CSW Industrials Inc.(a)	4,155	191,255

		274,743
Capital Markets — 3.0%
Arlington Asset Investment Corp., Class A(b)	7,405	62,276
Artisan Partners Asset Management Inc., Class A	13,022	356,933
Blucora Inc.(a)	11,462	331,481
BrightSphere Investment Group PLC	21,535	245,499
Cohen & Steers Inc.	5,488	210,684
Cowen Inc.(a)	6,160	91,168
Diamond Hill Investment Group Inc.	866	149,108
Evercore Inc., Class A	10,753	878,413
Federated Investors Inc., Class B	24,988	616,454
GAMCO Investors Inc., Class A	1,338	27,456
Houlihan Lokey Inc.	6,929	285,336
Janus Henderson Group PLC	49,638	1,219,606
Piper Jaffray Companies	3,753	260,383
Pzena Investment Management Inc., Class A	4,306	43,318
Waddell & Reed Financial Inc., Class A	21,732	414,429
Westwood Holdings Group Inc.	1,983	83,980

		5,276,524
Chemicals — 1.6%
AdvanSix Inc.(a)	7,924	219,812

184

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Chemicals (continued)
American Vanguard Corp.	6,980	$112,378
Chase Corp.	1,954	210,719
FutureFuel Corp.	6,822	111,881
Hawkins Inc.	2,509	84,453
Innophos Holdings Inc.	5,101	149,459
Innospec Inc.	6,337	424,072
Kronos Worldwide Inc.	6,044	84,797
Quaker Chemical Corp.	3,470	624,253
Rayonier Advanced Materials Inc.	13,477	166,845
Stepan Co.	5,277	435,828
Tredegar Corp.	6,444	119,859
Venator Materials PLC(a)	7,258	49,064

		2,793,420
Commercial Services & Supplies — 2.2%
ACCO Brands Corp.	27,731	223,789
Brady Corp., Class A, NVS	12,264	494,116
Casella Waste Systems Inc., Class A(a)	10,134	329,963
Ennis Inc.	6,641	128,570
Heritage-Crystal Clean Inc.(a)	3,585	82,419
Interface Inc.	15,685	255,509
Kimball International Inc., Class B, NVS	9,703	159,711
McGrath RentCorp	6,263	334,382
SP Plus Corp.(a)	5,866	187,477
Steelcase Inc., Class A	22,298	370,147
Tetra Tech Inc.	14,562	961,674
Viad Corp.	5,311	254,344
VSE Corp.	2,266	71,062

		3,853,163
Communications Equipment — 1.4%
CalAmp Corp.(a)	9,289	185,223
Comtech Telecommunications Corp.	6,156	171,875
Extreme Networks Inc.(a)	29,860	165,723
InterDigital Inc.	9,020	639,969
NETGEAR Inc.(a)	8,171	453,327
Oclaro Inc.(a)	44,104	362,535
Ubiquiti Networks Inc.(b)	6,064	564,498

		2,543,150
Construction & Engineering — 0.9%
MYR Group Inc.(a)	4,289	143,210
Quanta Services Inc.(a)	40,212	1,254,614
Tutor Perini Corp.(a)	10,387	160,999

		1,558,823
Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	589	44,181

Consumer Finance — 0.6%
EZCORP Inc., Class A, NVS(a)(b)	13,411	133,306
Green Dot Corp., Class A(a)	10,865	822,915
World Acceptance Corp.(a)	1,776	180,246

		1,136,467
Diversified Consumer Services — 2.1%
Adtalem Global Education Inc.(a)	15,716	795,701
American Public Education Inc.(a)	4,272	139,822
Cambium Learning Group Inc.(a)	4,337	62,366
Career Education Corp.(a)	17,997	258,797
Carriage Services Inc.	3,926	74,830
Grand Canyon Education Inc.(a)	12,442	1,551,517
K12 Inc.(a)	9,180	196,544

Security	Shares	Value
Diversified Consumer Services (continued)
Strategic Education Inc.	5,418	$681,693

		3,761,270
Diversified Financial Services — 0.2%
FGL Holdings(a)	36,295	286,730

Diversified Telecommunication Services — 0.7%
Iridium Communications Inc.(a)	21,717	430,214
Vonage Holdings Corp.(a)	56,638	751,020

		1,181,234
Electric Utilities — 2.3%
ALLETE Inc.	13,319	985,606
El Paso Electric Co.	10,584	603,817
Hawaiian Electric Industries Inc.	28,363	1,057,940
Otter Tail Corp.	9,286	418,520
Portland General Electric Co.	23,234	1,047,389

		4,113,272
Electrical Equipment — 0.3%
Encore Wire Corp.	5,413	239,255
Powell Industries Inc.	2,334	68,059
Sunrun Inc.(a)(b)	18,781	230,255

		537,569
Electronic Equipment, Instruments & Components — 6.9%
Anixter International Inc.(a)	8,128	533,928
AVX Corp.	13,156	219,442
Badger Meter Inc.	7,577	372,106
Benchmark Electronics Inc.	12,920	282,044
Control4 Corp.(a)(b)	6,380	178,130
CTS Corp.	8,125	216,856
Daktronics Inc.	9,894	72,325
Electro Scientific Industries Inc.(a)	8,295	240,555
ePlus Inc.(a)	3,631	308,199
Fabrinet(a)	9,711	420,681
FARO Technologies Inc.(a)	4,374	221,062
II-VI Inc.(a)	15,453	575,315
Insight Enterprises Inc.(a)	9,330	482,268
KEMET Corp.(a)	13,251	288,607
Kimball Electronics Inc.(a)	6,950	127,880
Littelfuse Inc.	6,474	1,172,830
Mesa Laboratories Inc.	887	162,046
Methode Electronics Inc.	9,957	294,727
MTS Systems Corp.	3,030	143,471
National Instruments Corp.	32,497	1,591,378
Novanta Inc.(a)	8,554	497,928
OSI Systems Inc.(a)	4,705	325,398
Park Electrochemical Corp.	5,004	88,371
PC Connection Inc.	3,142	104,126
Plexus Corp.(a)	8,784	512,986
Rogers Corp.(a)	4,768	586,750
Sanmina Corp.(a)	18,575	469,947
ScanSource Inc.(a)	6,658	258,863
Tech Data Corp.(a)(b)	9,434	666,606
TTM Technologies Inc.(a)(b)	23,509	275,055
Vishay Intertechnology Inc.	34,417	629,831

		12,319,711
Energy Equipment & Services — 0.5%
Exterran Corp.(a)	8,359	174,620
Mammoth Energy Services Inc.	2,325	58,032
Matrix Service Co.(a)	6,979	141,883
McDermott International Inc.(a)(b)	21,655	167,393

185

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services (continued)
Natural Gas Services Group Inc.(a)(b)	3,384	$65,311
NCS Multistage Holdings Inc.(a)(b)	2,879	32,533
Newpark Resources Inc.(a)	23,188	190,373

		830,145
Entertainment — 0.1%
Marcus Corp. (The)	4,755	185,540

Equity Real Estate Investment Trusts (REITs) — 4.5%
Agree Realty Corp.	7,813	447,450
Alexander & Baldwin Inc.	12,047	235,398
CBL & Associates Properties Inc.	44,632	147,286
Chesapeake Lodging Trust	15,760	463,186
Community Healthcare Trust Inc.	4,756	141,348
CoreCivic Inc.	30,803	691,835
Getty Realty Corp.	8,799	236,077
InfraREIT Inc.(a)	11,426	240,175
LaSalle Hotel Properties	29,513	974,224
LTC Properties Inc.	580	24,807
New York REIT Inc.(a)(b)	4,330	61,053
One Liberty Properties Inc.	3,755	97,367
Park Hotels & Resorts Inc.	52,366	1,522,280
Pebblebrook Hotel Trust(b)	17,987	606,342
PS Business Parks Inc.	5,341	697,535
Tier REIT Inc.	12,455	269,900
Universal Health Realty Income Trust	3,410	218,581
Urstadt Biddle Properties Inc., Class A	7,755	154,402
Washington Prime Group Inc.(b)	35,532	227,405
Xenia Hotels & Resorts Inc.	27,838	572,071

		8,028,722
Food & Staples Retailing — 0.4%
Chefs’ Warehouse Inc. (The)(a)(b)	5,736	192,902
Ingles Markets Inc., Class A	3,123	102,872
United Natural Foods Inc.(a)(b)	13,123	285,163
Village Super Market Inc., Class A	2,102	51,793
Weis Markets Inc.	3,510	161,986

		794,716
Food Products — 0.7%
Fresh Del Monte Produce Inc.	8,266	273,026
John B Sanfilippo & Son Inc.	2,141	135,012
Landec Corp.(a)	6,454	88,355
Sanderson Farms Inc.	5,349	526,288
Seaboard Corp.	75	289,875

		1,312,556
Gas Utilities — 0.2%
Chesapeake Utilities Corp.	4,218	335,120

Health Care Equipment & Supplies — 8.5%
AngioDynamics Inc.(a)	9,574	195,597
Anika Therapeutics Inc.(a)	3,836	137,175
Atrion Corp.	386	263,321
Avanos Medical Inc.(a)	12,216	691,426
AxoGen Inc.(a)(b)	7,635	284,709
Cantel Medical Corp.	9,810	776,461
Cardiovascular Systems Inc.(a)	8,629	242,043
CONMED Corp.	6,564	442,611
CryoLife Inc.(a)	8,183	253,509
Cutera Inc.(a)	3,533	71,720
Globus Medical Inc., Class A(a)	18,899	998,812
Haemonetics Corp.(a)	13,935	1,455,789
Heska Corp.(a)	1,771	177,490

Security	Shares	Value
Health Care Equipment & Supplies (continued)
ICU Medical Inc.(a)	4,199	$1,069,611
Integer Holdings Corp.(a)	7,472	556,440
iRhythm Technologies Inc.(a)	2,464	190,369
Lantheus Holdings Inc.(a)	7,625	106,521
LeMaitre Vascular Inc.	4,278	114,223
LivaNova PLC(a)	11,148	1,248,465
Masimo Corp.(a)	12,798	1,479,449
Meridian Bioscience Inc.	11,039	178,942
Merit Medical Systems Inc.(a)	13,088	747,587
Neogen Corp.(a)	13,433	815,652
OraSure Technologies Inc.(a)	15,876	220,676
Orthofix Medical Inc.(a)	4,792	291,449
Penumbra Inc.(a)	4,541	617,576
Quidel Corp.(a)	7,713	496,409
STAAR Surgical Co.(a)	8,033	322,204
Surmodics Inc.(a)	3,428	217,438
Tactile Systems Technology Inc.(a)(b)	3,827	250,592
Varex Imaging Corp.(a)	9,834	255,291

		15,169,557
Health Care Providers & Services — 6.5%
Addus HomeCare Corp.(a)	2,121	138,925
Amedisys Inc.(a)	7,532	828,520
AMN Healthcare Services Inc.(a)	12,406	627,992
BioTelemetry Inc.(a)	8,355	485,425
Chemed Corp.	4,214	1,282,447
CorVel Corp.(a)(b)	2,704	156,724
Diplomat Pharmacy Inc.(a)	12,971	257,345
Ensign Group Inc. (The)	12,728	471,445
LHC Group Inc.(a)	7,290	666,525
LifePoint Health Inc.(a)	10,145	658,005
Magellan Health Inc.(a)	5,946	386,847
MEDNAX Inc.(a)	24,455	1,009,747
National HealthCare Corp.	2,382	189,440
National Research Corp.	2,868	109,127
Owens & Minor Inc.	16,033	126,661
Providence Service Corp. (The)(a)	3,121	206,267
RadNet Inc.(a)	10,525	155,770
Tivity Health Inc.(a)	10,359	356,453
Triple-S Management Corp., Class B(a)	5,991	102,806
U.S. Physical Therapy Inc.	3,273	351,913
WellCare Health Plans Inc.(a)	11,060	3,052,449

		11,620,833
Health Care Technology — 1.3%
Computer Programs & Systems Inc.	3,184	79,600
HealthStream Inc.	6,679	175,724
HMS Holdings Corp.(a)	21,578	621,878
NextGen Healthcare Inc.(a)	12,441	183,754
Omnicell Inc.(a)	10,111	714,848
Tabula Rasa HealthCare Inc.(a)(b)	4,157	307,119
Vocera Communications Inc.(a)(b)	7,121	247,170

		2,330,093
Hotels, Restaurants & Leisure — 0.3%
International Speedway Corp., Class A	6,378	239,239
Monarch Casino & Resort Inc.(a)	3,073	119,140
Ruth’s Hospitality Group Inc.	7,722	208,726
Speedway Motorsports Inc.	3,208	49,820

		616,925
Household Durables — 1.2%
Beazer Homes USA Inc.(a)(b)	8,379	73,819

186

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables (continued)
Cavco Industries Inc.(a)	2,206	$442,546
Ethan Allen Interiors Inc.	6,832	130,764
Hamilton Beach Brands Holding Co., Class A	1,727	40,101
Hooker Furniture Corp.	3,004	87,927
iRobot Corp.(a)	7,275	641,437
La-Z-Boy Inc.	12,250	340,550
TopBuild Corp.(a)	9,254	422,167

		2,179,311
Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	2,849	92,536
Central Garden & Pet Co., Class A, NVS(a)	9,419	279,273

		371,809
Industrial Conglomerates — 0.2%
Raven Industries Inc.	9,304	404,538

Insurance — 4.2%
American Equity Investment Life Holding Co.	22,261	694,988
American National Insurance Co.	2,097	258,434
Argo Group International Holdings Ltd.	7,677	472,980
Assured Guaranty Ltd.	30,041	1,201,039
CNO Financial Group Inc.	43,485	821,867
Crawford & Co., Class A, NVS	4,914	44,423
Donegal Group Inc., Class A	3,227	43,339
EMC Insurance Group Inc.	2,576	61,747
Employers Holdings Inc.	7,547	346,860
FBL Financial Group Inc., Class A	2,905	200,387
First American Financial Corp.	27,421	1,215,573
Global Indemnity Ltd.	1,195	42,781
HCI Group Inc.	1,914	83,584
Heritage Insurance Holdings Inc.	5,921	82,657
Independence Holding Co.	1,355	49,065
Kinsale Capital Group Inc.	4,948	295,445
National Western Life Group Inc., Class A	629	169,377
Navigators Group Inc. (The)	6,148	425,134
Protective Insurance Corp., Class B	2,482	57,210
Stewart Information Services Corp.	5,503	227,164
Third Point Reinsurance Ltd.(a)	22,382	247,545
United Insurance Holdings Corp.	6,744	132,992
Universal Insurance Holdings Inc.	8,632	362,371

		7,536,962
Interactive Media & Services — 0.2%
QuinStreet Inc.(a)	9,657	153,547
XO Group Inc.(a)	6,348	219,704

		373,251
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com Inc., Class A(a)	6,552	68,468
Duluth Holdings Inc., Class B(a)	4,936	151,683
Nutrisystem Inc.	7,844	278,933
PetMed Express Inc.	5,373	150,122
Shutterstock Inc.	4,978	203,501

		852,707
IT Services — 2.1%
CACI International Inc., Class A(a)	6,421	1,145,892
Carbonite Inc.(a)	6,056	207,176
CSG Systems International Inc.	8,688	304,949
ExlService Holdings Inc.(a)	8,901	570,554
Hackett Group Inc. (The)	6,347	129,923
Limelight Networks Inc.(a)	28,614	115,314
ManTech International Corp./VA, Class A	6,789	388,874

Security	Shares	Value
IT Services (continued)
Net 1 UEPS Technologies Inc.(a)	14,841	$100,474
Perficient Inc.(a)	9,091	227,457
Sykes Enterprises Inc.(a)	10,608	325,347
Virtusa Corp.(a)	6,009	297,986

		3,813,946
Leisure Products — 0.1%
Sturm Ruger & Co. Inc.	4,334	257,396

Life Sciences Tools & Services — 1.1%
Bruker Corp.	26,363	825,953
Cambrex Corp.(a)(b)	8,547	455,470
Codexis Inc.(a)	12,351	192,305
Luminex Corp.	10,889	313,276
Medpace Holdings Inc.(a)	2,311	120,403

		1,907,407
Machinery — 2.2%
Alamo Group Inc.	2,577	220,900
Astec Industries Inc.	5,330	200,461
Barnes Group Inc.	13,186	746,328
Briggs & Stratton Corp.	11,179	162,431
Chart Industries Inc.(a)	7,256	493,771
Gorman-Rupp Co. (The)	4,757	164,117
Greenbrier Companies Inc. (The)	7,469	354,404
Kadant Inc.	2,870	283,269
Lydall Inc.(a)	4,520	135,012
Meritor Inc.(a)	22,050	374,630
Omega Flex Inc.	795	48,098
Park-Ohio Holdings Corp.	2,121	70,163
Spartan Motors Inc.	8,677	58,396
TriMas Corp.(a)	11,921	351,073
Wabash National Corp.	15,363	231,981

		3,895,034
Media — 0.5%
Gannett Co. Inc.	29,108	282,348
MSG Networks Inc., Class A(a)	16,046	409,975
TechTarget Inc.(a)	5,365	109,017

		801,340
Metals & Mining — 2.2%
Century Aluminum Co.(a)	13,661	108,468
Commercial Metals Co.	30,372	578,890
Kaiser Aluminum Corp.	4,369	416,671
Materion Corp.	5,226	296,994
Reliance Steel & Aluminum Co.	18,777	1,481,881
Ryerson Holding Corp.(a)	4,376	40,172
Schnitzer Steel Industries Inc., Class A	7,034	189,215
Warrior Met Coal Inc.	9,639	269,892
Worthington Industries Inc.	12,029	503,774

		3,885,957
Mortgage Real Estate Investment — 1.0%
AG Mortgage Investment Trust Inc.	7,429	128,522
Anworth Mortgage Asset Corp.(b)	25,766	112,340
Arbor Realty Trust Inc.(b)	10,495	126,779
ARMOUR Residential REIT Inc.	10,977	239,079
Dynex Capital Inc.	13,866	80,284
Exantas Capital Corp.	7,801	88,463
MFA Financial Inc.	103,831	719,549
PennyMac Mortgage Investment Trust(c)	15,942	307,840

		1,802,856

187

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities — 0.6%
Avista Corp.	17,111	$879,847
Unitil Corp.	3,864	183,579

		1,063,426
Multiline Retail — 1.1%
Big Lots Inc.	10,947	454,519
Dillard’s Inc., Class A	3,505	246,822
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	13,312	1,236,685

		1,938,026
Oil, Gas & Consumable Fuels — 1.4%
Arch Coal Inc., Class A	5,191	497,817
Bonanza Creek Energy Inc.(a)	4,008	103,206
CONSOL Energy Inc.(a)	5,829	232,227
Midstates Petroleum Co. Inc.(a)	3,314	23,894
Peabody Energy Corp.	21,983	779,297
Penn Virginia Corp.(a)	2,548	175,251
Renewable Energy Group Inc.(a)	9,103	282,921
REX American Resources Corp.(a)(b)	1,539	114,148
SandRidge Energy Inc.(a)	6,079	54,407
Talos Energy Inc.(a)	5,209	135,747
W&T Offshore Inc.(a)	25,331	170,731

		2,569,646
Paper & Forest Products — 1.5%
Boise Cascade Co.	10,057	309,655
Clearwater Paper Corp.(a)	4,281	103,343
Louisiana-Pacific Corp.	37,743	821,665
Mercer International Inc.	11,005	167,386
Neenah Inc.	4,326	348,070
PH Glatfelter Co.	11,397	204,006
Resolute Forest Products Inc.(a)	15,176	171,034
Schweitzer-Mauduit International Inc.	7,982	254,785
Verso Corp., Class A(a)	8,895	250,039

		2,629,983
Personal Products — 1.1%
Medifast Inc.	2,951	624,668
Nu Skin Enterprises Inc., Class A	13,065	917,424
USANA Health Sciences Inc.(a)	3,128	366,039

		1,908,131
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals Inc.(a)	8,991	161,388
ANI Pharmaceuticals Inc.(a)	2,222	107,834
Corcept Therapeutics Inc.(a)	26,736	314,148
Innoviva Inc.(a)	18,561	259,111
Intersect ENT Inc.(a)	7,150	200,629
Phibro Animal Health Corp., Class A	5,093	218,592
Supernus Pharmaceuticals Inc.(a)	13,379	636,305

		1,898,007
Professional Services — 1.5%
Barrett Business Services Inc.	1,906	119,926
CBIZ Inc.(a)	13,536	300,229
Forrester Research Inc.	2,420	97,478
GP Strategies Corp.(a)	3,300	48,213
Heidrick & Struggles International Inc.	4,893	168,858
ICF International Inc.	4,855	357,522
Kelly Services Inc., Class A, NVS	8,208	192,806
Kforce Inc.	6,148	189,481
Korn/Ferry International	13,974	630,786
Navigant Consulting Inc.	11,732	253,411
Resources Connection Inc.	7,760	126,643

Security	Shares	Value
Professional Services (continued)
TrueBlue Inc.(a)	10,698	$249,584

		2,734,937
Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)(b)	2,962	74,731
Forestar Group Inc.(a)	2,703	48,654
FRP Holdings Inc.(a)	1,822	88,312
HFF Inc., Class A	9,540	350,595
Marcus & Millichap Inc.(a)	4,968	172,489
RE/MAX Holdings Inc., Class A	4,615	172,555
RMR Group Inc. (The), Class A	1,584	120,194

		1,027,530
Road & Rail — 0.9%
ArcBest Corp.	6,659	247,182
Covenant Transportation Group Inc., Class A(a)	3,334	83,450
Heartland Express Inc.	11,958	232,822
Marten Transport Ltd.	10,659	205,292
Saia Inc.(a)	6,684	420,156
Universal Logistics Holdings Inc.	2,229	60,562
Werner Enterprises Inc.	12,256	394,521

		1,643,985
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Energy Industries Inc.(a)	10,326	444,328
Alpha & Omega Semiconductor Ltd.(a)(b)	5,024	46,572
Amkor Technology Inc.(a)	28,002	200,214
Axcelis Technologies Inc.(a)	8,348	144,086
Brooks Automation Inc.	18,333	568,873
Cabot Microelectronics Corp.	6,666	650,735
Cirrus Logic Inc.(a)	16,500	617,760
Cohu Inc.	10,378	215,862
Diodes Inc.(a)(b)	10,229	308,814
First Solar Inc.(a)	20,485	856,273
FormFactor Inc.(a)	18,998	232,536
Kulicke & Soffa Industries Inc.	18,373	373,523
MKS Instruments Inc.	14,206	1,046,840
Nanometrics Inc.(a)	5,885	188,673
NVE Corp.	1,266	107,230
Photronics Inc.(a)	18,030	175,612
Power Integrations Inc.	7,770	437,606
Rudolph Technologies Inc.(a)	8,224	170,977
SMART Global Holdings Inc.(a)(b)	2,556	71,594
SolarEdge Technologies Inc.(a)	7,435	287,958
Teradyne Inc.	51,142	1,761,842
Ultra Clean Holdings Inc.(a)	10,007	105,274

		9,013,182
Software — 2.7%
Aspen Technology Inc.(a)	18,756	1,592,197
Bottomline Technologies de Inc.(a)	10,606	706,784
LivePerson Inc.(a)	14,744	333,214
Manhattan Associates Inc.(a)	17,700	844,998
Pegasystems Inc.	10,169	544,245
Progress Software Corp.	10,877	349,587
SPS Commerce Inc.(a)	4,490	417,974

		4,788,999
Specialty Retail — 5.3%
Aaron’s Inc.	18,449	869,501
Abercrombie & Fitch Co., Class A	17,727	349,222
American Eagle Outfitters Inc.	43,917	1,012,726
Barnes & Noble Education Inc.(a)	9,191	52,481
Bed Bath & Beyond Inc.	37,077	509,438

188

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Boot Barn Holdings Inc.(a)	7,206	$177,844
Buckle Inc. (The)	7,649	156,040
Caleres Inc.	11,190	382,698
Cato Corp. (The), Class A	6,054	116,721
Chico’s FAS Inc.	33,278	255,242
Children’s Place Inc. (The)	4,529	676,633
Citi Trends Inc.	3,578	90,631
Dick’s Sporting Goods Inc.	21,561	762,613
DSW Inc., Class A	17,870	474,448
Express Inc.(a)	20,502	180,623
GameStop Corp., Class A	26,389	385,279
Genesco Inc.(a)	5,171	221,267
Guess? Inc.	16,067	341,263
Haverty Furniture Companies Inc.	4,809	97,526
Hibbett Sports Inc.(a)	5,346	93,395
Office Depot Inc.	129,912	332,575
Shoe Carnival Inc.	3,088	125,774
Sleep Number Corp.(a)	10,034	364,937
Sonic Automotive Inc., Class A	6,087	110,296
Tailored Brands Inc.	12,818	269,306
Urban Outfitters Inc.(a)	19,756	779,572
Winmark Corp.	652	100,206
Zumiez Inc.(a)	4,940	114,904

		9,403,161
Technology Hardware, Storage & Peripherals — 0.2%
Electronics For Imaging Inc.(a)	11,896	362,233

Textiles, Apparel & Luxury Goods — 1.1%
Crocs Inc.(a)	17,912	367,912
Deckers Outdoor Corp.(a)	7,453	947,798
Movado Group Inc.	4,037	155,465
Oxford Industries Inc.	4,388	390,444
Unifi Inc.(a)	4,058	92,888
Vera Bradley Inc.(a)	5,551	73,218

		2,027,725
Thrifts & Mortgage Finance — 2.7%
Axos Financial Inc.(a)(b)	13,802	419,029
Essent Group Ltd.(a)	6,423	253,195
Federal Agricultural Mortgage Corp., Class C, NVS	2,369	165,451
First Defiance Financial Corp.	5,298	144,212
Merchants Bancorp/IN	2,249	51,727
Meridian Bancorp. Inc.	13,406	212,351
MGIC Investment Corp.(a)	96,691	1,180,597
NMI Holdings Inc., Class A(a)(b)	15,067	318,516
Northwest Bancshares Inc.	24,739	399,287
Radian Group Inc.	56,324	1,080,857
TrustCo Bank Corp. NY	25,059	187,692
Walker & Dunlop Inc.	7,627	320,029
Waterstone Financial Inc.	6,536	106,798

		4,839,741

Security	Shares	Value
Tobacco — 0.2%
Universal Corp./VA	6,517	$442,244

Trading Companies & Distributors — 0.6%
Aircastle Ltd.	15,375	298,736
CAI International Inc.(a)	4,802	119,618
H&E Equipment Services Inc.	8,360	201,392
Rush Enterprises Inc., Class A	8,158	288,712
Rush Enterprises Inc., Class B	1,107	39,919
Systemax Inc.	3,377	109,111
Titan Machinery Inc.(a)	4,913	70,010

		1,127,498
Water Utilities — 0.4%
Connecticut Water Service Inc.	2,797	193,329
Middlesex Water Co.	4,211	189,495
SJW Group	4,017	243,952

		626,776
Wireless Telecommunication Services — 0.5%
Boingo Wireless Inc.(a)	10,672	334,354
Shenandoah Telecommunications Co.	12,179	463,045
Spok Holdings Inc.	5,209	73,030

		870,429

Total Common Stocks — 99.8% (Cost: $179,480,195)		178,084,213

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	4,720,627	4,721,572
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	361,165	361,165

		5,082,737

Total Short-Term Investments — 2.8% (Cost: $5,082,409)		5,082,737

Total Investments in Securities — 102.6% (Cost: $184,562,604)		183,166,950
Other Assets, Less Liabilities — (2.6)%		(4,661,368)

Net Assets — 100.0%		$178,505,582

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

189

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,018,126	—		(297,499	)(a)	4,720,627	$4,721,572	$28,344	(b)	$(105)	$(475)
BlackRock Cash Funds: Treasury, SL Agency Shares	213,988	147,177	(a)	—		361,165	361,165	1,385		—	—
PennyMac Mortgage Investment Trust	13,185	2,757		—		15,942	307,840	7,160		—	(971)

							$5,390,577	$36,889		$(105)	$(1,446)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Goldman Sachs & Co.	10/25/18 — 11/02/18	$126,062	$2,924	$128,986	0.1%
	HSBC Bank USA N.A.	02/10/23	3,446	507	3,953	0.0	(b)
	JPMorgan Securities PLC	10/11/18 — 11/02/18	91,203	954	92,157	0.1

			$220,711	$4,385	$225,096

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 — 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: ICE LIBOR USD 1 Month United States Overnight Bank Funding Rate US Federal Funds Effective Rate (continuous series)

(b)	Rounds to less than 0.1%.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$178,084,213	$—	$—	$178,084,213
Money Market Funds	5,082,737	—	—	5,082,737

	$183,166,950	$—	$—	$183,166,950

Derivative financial instruments(a)
Assets
Swaps	$—	$4,385	$—	$4,385

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

190

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 7.0%
Boeing Co. (The)	1,348,464	$478,515,935
Harris Corp.	193,362	28,754,863
Northrop Grumman Corp.	239,275	62,678,086
Raytheon Co.	456,577	79,919,238
Spirit AeroSystems Holdings Inc., Class A	126,369	10,616,260

		660,484,382
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	207,423	18,466,870
XPO Logistics Inc.(a)	216,669	19,365,875

		37,832,745
Auto Components — 0.1%
Autoliv Inc.	98,188	8,182,988

Banks — 5.2%
Comerica Inc.	235,410	19,200,040
JPMorgan Chase & Co.	3,876,402	422,605,346
Regions Financial Corp.	1,556,121	26,407,373
SVB Financial Group(a)	96,125	22,803,734

		491,016,493
Beverages — 0.3%
Brown-Forman Corp., Class B, NVS	566,173	26,236,457

Biotechnology — 1.6%
AbbVie Inc.	1,898,494	147,797,758

Capital Markets — 5.7%
BlackRock Inc.(b)	168,413	69,288,476
Charles Schwab Corp. (The)	1,866,023	86,284,904
CME Group Inc.	551,485	101,054,111
E*TRADE Financial Corp.	602,504	29,775,748
Moody’s Corp.	259,911	37,811,852
MSCI Inc.	203,878	30,659,174
Nasdaq Inc.	202,647	17,571,521
S&P Global Inc.	493,496	89,974,191
T Rowe Price Group Inc.	529,736	51,379,095
TD Ameritrade Holding Corp.	431,664	22,325,662

		536,124,734
Chemicals — 0.0%
Westlake Chemical Corp.	79,684	5,681,469

Commercial Services & Supplies — 0.6%
Cintas Corp.	150,297	27,334,515
Copart Inc.(a)	554,690	27,129,888

		54,464,403
Communications Equipment — 5.3%
Arista Networks Inc.(a)	101,270	23,327,545
Cisco Systems Inc.	8,620,088	394,369,026
F5 Networks Inc.(a)	109,679	19,224,535
Motorola Solutions Inc.	257,820	31,598,419
Palo Alto Networks Inc.(a)	164,003	30,019,109

		498,538,634
Construction & Engineering — 0.1%
Fluor Corp.	209,076	9,170,073

Diversified Financial Services — 0.1%
Voya Financial Inc.	268,758	11,760,850

Electronic Equipment, Instruments & Components — 0.2%
FLIR Systems Inc.	218,070	10,098,822

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.(a)	50,043	$6,683,242

		16,782,064
Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	116,153	7,235,170

Entertainment — 4.3%
Netflix Inc.(a)	942,346	284,381,176
Twenty-First Century Fox Inc., Class A, NVS	1,830,544	83,326,363
Twenty-First Century Fox Inc., Class B	810,981	36,640,121

		404,347,660
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	605,682	138,477,076

Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	2,207,340	152,174,019
ABIOMED Inc.(a)	119,990	40,940,588
Align Technology Inc.(a)	123,651	27,351,601
Intuitive Surgical Inc.(a)	225,458	117,504,200
Stryker Corp.	434,748	70,524,821
Teleflex Inc.(c)	60,082	14,464,141

		422,959,370
Health Care Providers & Services — 1.6%
Anthem Inc.	347,246	95,690,580
HCA Healthcare Inc.	400,465	53,474,092

		149,164,672
Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza Inc.	68,873	18,512,374
Hilton Worldwide Holdings Inc.	368,641	26,236,180
Marriott International Inc./MD, Class A	503,053	58,801,865
Yum! Brands Inc.	539,577	48,783,156

		152,333,575
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp.(a)(c)	613,272	13,878,345

Insurance — 1.2%
Arthur J Gallagher & Co.	237,873	17,604,981
Progressive Corp. (The)	1,440,161	100,379,221

		117,984,202
Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(a)(c)	170,025	33,425,215
Twitter Inc.(a)	1,149,399	39,941,615

		73,366,830
Internet & Direct Marketing Retail — 5.5%
Amazon.com Inc.(a)	309,521	494,617,653
MercadoLibre Inc.	66,470	21,569,515

		516,187,168
IT Services — 15.2%
Accenture PLC, Class A	705,957	111,272,942
Akamai Technologies Inc.(a)	230,139	16,627,543
Broadridge Financial Solutions Inc.	284,980	33,325,561
Fiserv Inc.(a)	521,089	41,322,358
FleetCor Technologies Inc.(a)	155,448	31,094,264
Global Payments Inc.	208,654	23,834,546
GoDaddy Inc., Class A(a)	306,801	22,448,629
Jack Henry & Associates Inc.	102,103	15,298,093
Mastercard Inc., Class A	2,232,363	441,271,194
PayPal Holdings Inc.(a)	1,492,423	125,647,092
Square Inc., Class A(a)(c)	829,981	60,962,105
Total System Services Inc.	282,973	25,792,989

191

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Visa Inc., Class A	3,539,605	$487,934,549

		1,436,831,865
Machinery — 1.2%
Caterpillar Inc.	715,519	86,806,765
IDEX Corp.	86,459	10,964,730
Xylem Inc./NY	286,789	18,807,623

		116,579,118
Multiline Retail — 1.4%
Dollar General Corp.	369,358	41,139,094
Kohl’s Corp.	319,135	24,168,093
Target Corp.	757,982	63,390,035

		128,697,222
Oil, Gas & Consumable Fuels — 3.1%
Concho Resources Inc.(a)	161,677	22,487,654
Continental Resources Inc./OK(a)	170,843	9,000,009
Diamondback Energy Inc.	115,976	13,031,064
HollyFrontier Corp.	493,428	33,276,784
Phillips 66	812,679	83,559,655
Pioneer Natural Resources Co.	240,528	35,422,559
Valero Energy Corp.	1,083,815	98,724,708

		295,502,433
Personal Products — 0.9%
Estee Lauder Companies Inc. (The), Class A	657,615	90,382,606

Pharmaceuticals — 1.3%
Nektar Therapeutics(a)	471,255	18,228,144
Zoetis Inc.	1,147,349	103,433,512

		121,661,656
Professional Services — 0.9%
CoStar Group Inc.(a)	68,242	24,664,024
TransUnion	378,542	24,889,136
Verisk Analytics Inc.(a)	296,227	35,499,844

		85,053,004
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	394,590	15,898,031
Jones Lang LaSalle Inc.	76,938	10,175,820

		26,073,851
Road & Rail — 0.1%
Old Dominion Freight Line Inc.	90,509	11,804,184

Semiconductors & Semiconductor Equipment — 7.1%
Intel Corp.	6,803,747	318,959,659
Micron Technology Inc.(a)	1,250,741	47,177,951
NVIDIA Corp.	959,818	202,358,429
Texas Instruments Inc.	1,052,766	97,728,268

		666,224,307
Software — 12.5%
Adobe Inc.(a)	1,161,567	285,466,706
ANSYS Inc.(a)	157,601	23,569,230
Citrix Systems Inc.(a)	215,897	22,122,966
Fortinet Inc.(a)(c)	257,984	21,201,125
Intuit Inc.	475,701	100,372,911

Security	Shares	Value
Software (continued)
Microsoft Corp.	5,028,052	$537,046,234
Red Hat Inc.(a)	485,246	83,287,623
ServiceNow Inc.(a)	352,354	63,790,168
Splunk Inc.(a)	276,306	27,586,391
SS&C Technologies Holdings Inc.(c)	328,679	16,815,218

		1,181,258,572
Specialty Retail — 3.6%
Best Buy Co. Inc.	438,249	30,747,550
Home Depot Inc. (The)	1,409,222	247,853,965
Ross Stores Inc.	622,348	61,612,452

		340,213,967
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	1,885,943	28,760,631
NetApp Inc.	601,694	47,226,962
Seagate Technology PLC	427,191	17,185,894

		93,173,487
Textiles, Apparel & Luxury Goods — 3.0%
Lululemon Athletica Inc.(a)	251,775	35,432,296
Michael Kors Holdings Ltd.(a)(c)	281,543	15,600,297
NIKE Inc., Class B	1,957,970	146,926,069
PVH Corp.	143,172	17,293,746
Tapestry Inc.	499,531	21,135,156
VF Corp.	574,703	47,631,385

		284,018,949
Trading Companies & Distributors — 0.3%
WW Grainger Inc.	95,185	27,029,684

Total Common Stocks — 99.7% (Cost: $9,238,726,080)		9,404,512,023

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(b)(d)(e)	22,696,547	22,701,087
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(b)(d)	12,406,886	12,406,886

		35,107,973

Total Short-Term Investments — 0.4% (Cost: $35,105,963)		35,107,973

Total Investments in Securities — 100.1% (Cost: $9,273,832,043)		9,439,619,996
Other Assets, Less Liabilities — (0.1)%		(13,479,688)

Net Assets — 100.0%		$9,426,140,308

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

192

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Momentum Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,054,513	4,642,034	(a)	—		22,696,547	$22,701,087	$37,381	(b)	$(4,321)	$(2,318)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,671,603	—		(2,264,717	)(a)	12,406,886	12,406,886	85,683		—	—
BlackRock Inc.	156,866	27,025		(15,478)		168,413	69,288,476	524,294		(530,064)	(15,079,472)

							$104,396,449	$647,358		$(534,385)	$(15,081,790)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	143	12/21/18	$19,384	$(1,204,340)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,404,512,023	$—	$—	$9,404,512,023
Money Market Funds	35,107,973	—	—	35,107,973

	$9,439,619,996	$—	$—	$9,439,619,996

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,204,340)	$—	$—	$(1,204,340)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

193

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.0%
General Dynamics Corp.	346,197	$59,746,678
Huntington Ingalls Industries Inc.	58,112	12,696,310

		72,442,988
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	188,769	16,806,104
Expeditors International of Washington Inc.	256,270	17,216,219

		34,022,323
Auto Components — 0.5%
Aptiv PLC	313,706	24,092,621
Lear Corp.	87,324	11,605,359

		35,697,980
Banks — 0.3%
East West Bancorp. Inc.	445,885	23,382,209

Beverages — 0.8%
Brown-Forman Corp., Class B, NVS	586,737	27,189,393
Monster Beverage Corp.(a)	547,765	28,949,380

		56,138,773
Biotechnology — 4.0%
Amgen Inc.	639,635	123,315,232
Biogen Inc.(a)	237,170	72,163,716
Celgene Corp.(a)	697,478	49,939,425
Regeneron Pharmaceuticals Inc.(a)	78,956	26,785,033
United Therapeutics Corp.(a)	40,263	4,463,556

		276,666,962
Building Products — 0.1%
AO Smith Corp.	191,044	8,698,233

Capital Markets — 6.1%
Ameriprise Financial Inc.	478,778	60,919,713
BlackRock Inc.(b)	351,654	144,677,489
Eaton Vance Corp., NVS	458,127	20,638,621
Franklin Resources Inc.	1,050,735	32,047,417
SEI Investments Co.	558,618	29,858,132
T Rowe Price Group Inc.	984,843	95,519,923
TD Ameritrade Holding Corp.	799,722	41,361,622

		425,022,917
Chemicals — 2.0%
Air Products & Chemicals Inc.	153,433	23,682,384
Celanese Corp.	94,363	9,147,549
International Flavors & Fragrances Inc., New	62,604	9,056,295
Linde PLC	259,498	42,939,134
LyondellBasell Industries NV, Class A	391,402	34,940,456
PPG Industries Inc.	187,675	19,722,766

		139,488,584
Commercial Services & Supplies — 0.3%
Copart Inc.(a)(c)	263,529	12,889,203
Rollins Inc.	156,064	9,238,989

		22,128,192
Communications Equipment — 0.2%
F5 Networks Inc.(a)	82,377	14,439,041

Containers & Packaging — 0.2%
Avery Dennison Corp.	61,356	5,566,216
Packaging Corp. of America	66,781	6,131,164

		11,697,380

Security	Shares	Value
Diversified Telecommunication Services — 2.0%
AT&T Inc.	1,822,625	$55,918,135
CenturyLink Inc.	244,233	5,040,969
Verizon Communications Inc.	1,333,534	76,131,456

		137,090,560
Electric Utilities — 1.8%
OGE Energy Corp.	1,467,067	53,034,472
Pinnacle West Capital Corp.	836,180	68,775,805

		121,810,277
Electrical Equipment — 0.6%
Acuity Brands Inc.	52,526	6,599,367
Rockwell Automation Inc.	215,558	35,508,869

		42,108,236
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	178,293	7,638,072
IPG Photonics Corp.(a)(c)	37,036	4,946,158

		12,584,230
Energy Equipment & Services — 0.2%
Helmerich & Payne Inc.	81,621	5,084,172
TechnipFMC PLC	326,735	8,593,131

		13,677,303
Equity Real Estate Investment Trusts (REITs) — 2.4%
National Retail Properties Inc.	137,329	6,420,131
Prologis Inc.	493,076	31,788,610
Public Storage	215,439	44,266,251
Realty Income Corp.(c)	227,972	13,739,872
Simon Property Group Inc.	285,917	52,471,488
Weyerhaeuser Co.	660,313	17,584,135

		166,270,487
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	567,088	129,653,329

Food Products — 0.4%
Campbell Soup Co.	308,098	11,525,946
Hershey Co. (The)	173,891	18,632,421

		30,158,367
Gas Utilities — 1.2%
Atmos Energy Corp.	868,383	80,829,090

Health Care Equipment & Supplies — 1.9%
Align Technology Inc.(a)	94,522	20,908,266
Edwards Lifesciences Corp.(a)(c)	209,091	30,861,832
Intuitive Surgical Inc.(a)	98,423	51,296,099
ResMed Inc.	139,082	14,731,566
Varian Medical Systems Inc.(a)(c)	102,276	12,208,686

		130,006,449
Health Care Providers & Services — 0.3%
McKesson Corp.	178,010	22,208,528

Health Care Technology — 0.2%
Cerner Corp.(a)	305,368	17,491,479

Hotels, Restaurants & Leisure — 2.3%
Starbucks Corp.	2,682,030	156,281,888

Household Durables — 0.2%
NVR Inc.(a)	5,374	12,032,547

Industrial Conglomerates — 4.6%
3M Co.	929,415	176,830,498

194

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Industrial Conglomerates (continued)
Honeywell International Inc.	966,632	$139,987,646

		316,818,144
Insurance — 6.4%
Aflac Inc.	2,139,572	92,151,366
Athene Holding Ltd., Class A(a)	450,353	20,590,139
Marsh & McLennan Companies Inc.	1,760,404	149,194,239
Principal Financial Group Inc.	876,780	41,270,035
Progressive Corp. (The)	1,623,687	113,170,984
Torchmark Corp.	293,472	24,845,339

		441,222,102
Internet & Direct Marketing Retail — 1.7%
Booking Holdings Inc.(a)	63,951	119,881,266

IT Services — 13.7%
Accenture PLC, Class A	910,635	143,534,289
Automatic Data Processing Inc.	628,279	90,522,438
Broadridge Financial Solutions Inc.	124,658	14,577,507
International Business Machines Corp.	1,016,621	117,348,562
Jack Henry & Associates Inc.	80,334	12,036,443
Mastercard Inc., Class A	1,487,168	293,968,499
Paychex Inc.	510,425	33,427,733
Visa Inc., Class A	1,791,558	246,966,270

		952,381,741
Leisure Products — 0.2%
Hasbro Inc.	161,295	14,792,364

Life Sciences Tools & Services — 0.5%
Mettler-Toledo International Inc.(a)(c)	38,904	21,273,485
Waters Corp.(a)	78,374	14,866,764

		36,140,249
Machinery — 1.5%
Cummins Inc.	208,188	28,457,218
Illinois Tool Works Inc.	490,401	62,560,455
Snap-on Inc.	64,338	9,904,192

		100,921,865
Media — 0.3%
Omnicom Group Inc.	302,907	22,512,048

Oil, Gas & Consumable Fuels — 5.8%
Concho Resources Inc.(a)(c)	101,350	14,096,772
Exxon Mobil Corp.	2,864,850	228,271,247
Kinder Morgan Inc./DE	1,435,808	24,437,452
Marathon Petroleum Corp.	414,047	29,169,611
ONEOK Inc.	337,410	22,134,096
Phillips 66	419,068	43,088,572
Valero Energy Corp.	440,147	40,092,990

		401,290,740
Personal Products — 0.5%
Estee Lauder Companies Inc. (The), Class A	264,223	36,314,809

Pharmaceuticals — 7.9%
Bristol-Myers Squibb Co.	1,568,382	79,266,026
Eli Lilly & Co.	1,117,121	121,140,601
Johnson & Johnson	2,476,572	346,695,315

		547,101,942
Professional Services — 0.2%
Robert Half International Inc.	185,919	11,253,677

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	367,333	14,799,847

Security	Shares	Value
Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.	50,147	$6,632,442

		21,432,289
Semiconductors & Semiconductor Equipment — 5.1%
Applied Materials Inc.	1,119,814	36,819,484
KLA-Tencor Corp.	184,057	16,848,578
Maxim Integrated Products Inc.	298,324	14,922,166
NVIDIA Corp.	737,006	155,382,975
Skyworks Solutions Inc.	176,081	15,276,788
Texas Instruments Inc.	1,221,690	113,409,483

		352,659,474
Software — 1.4%
Cadence Design Systems Inc.(a)	285,974	12,745,861
Intuit Inc.	407,289	85,937,979

		98,683,840
Specialty Retail — 5.3%
Best Buy Co. Inc.	320,655	22,497,155
Gap Inc. (The)	291,831	7,966,986
Lowe’s Companies Inc.	1,048,679	99,855,214
Ross Stores Inc.	697,158	69,018,642
TJX Companies Inc. (The)	1,184,137	130,112,974
Tractor Supply Co.	175,727	16,147,554
Ulta Salon Cosmetics & Fragrance Inc.(a)	88,995	24,430,907

		370,029,432
Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	1,729,632	378,547,259

Textiles, Apparel & Luxury Goods — 3.2%
Lululemon Athletica Inc.(a)	116,431	16,385,335
Michael Kors Holdings Ltd.(a)	225,271	12,482,266
NIKE Inc., Class B	2,112,280	158,505,491
VF Corp.	438,198	36,317,850

		223,690,942
Tobacco — 3.6%
Altria Group Inc.	3,802,714	247,328,519

Trading Companies & Distributors — 0.5%
Fastenal Co.	443,503	22,800,489
WW Grainger Inc.	54,145	15,375,556

		38,176,045

Total Common Stocks — 99.8% (Cost: $6,667,872,941)		6,923,207,099

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(b)(d)(e)	22,361,918	22,366,391
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(b)(d)	19,727,405	19,727,405

		42,093,796

Total Short-Term Investments — 0.6% (Cost: $42,093,795)		42,093,796

Total Investments in Securities — 100.4% (Cost: $6,709,966,736)		6,965,300,895
Other Assets, Less Liabilities — (0.4)%		(28,376,551)

Net Assets — 100.0%		$6,936,924,344

195

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Quality Factor ETF

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,291,438	14,070,480	(a)	—	22,361,918	$22,366,391	$18,180	(b)	$(2,205)	$(372)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,102,340	8,625,065	(a)	—	19,727,405	19,727,405	69,464		—	—
BlackRock Inc.	282,287	78,535		(9,168)	351,654	144,677,489	939,848		228,473	(29,369,161)

						$186,771,285	$1,027,492		$226,268	$(29,369,533)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	86	12/21/18	$11,658	$(164,676)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,923,207,099	$—	$—	$6,923,207,099
Money Market Funds	42,093,796	—	—	42,093,796

	$6,965,300,895	$—	$—	$6,965,300,895

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(164,676)	$—	$—	$(164,676)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

196

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.4%
Arconic Inc.	4,510	$91,688
Boeing Co. (The)	818	290,276
General Dynamics Corp.	2,287	394,691
Harris Corp.	2,703	401,963
Huntington Ingalls Industries Inc.	1,007	220,009
L3 Technologies Inc.	1,943	368,140
Lockheed Martin Corp.	1,670	490,730
Northrop Grumman Corp.	1,641	429,860
Raytheon Co.	2,236	391,389
Rockwell Collins Inc.	3,473	444,614
Spirit AeroSystems Holdings Inc., Class A	3,146	264,295
Textron Inc.	3,806	204,116
TransDigm Group Inc.(a)	756	249,669
United Technologies Corp.	3,153	391,634

		4,633,074
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	4,019	357,811
Expeditors International of Washington Inc.	5,911	397,101
FedEx Corp.	1,099	242,154
United Parcel Service Inc., Class B	3,549	378,110
XPO Logistics Inc.(a)	649	58,008

		1,433,184
Airlines — 0.4%
American Airlines Group Inc.	3,104	108,888
Delta Air Lines Inc.	4,117	225,324
Southwest Airlines Co.	3,900	191,490
United Continental Holdings Inc.(a)	1,936	165,547

		691,249
Auto Components — 0.4%
Aptiv PLC	2,094	160,819
Autoliv Inc.	1,607	133,927
BorgWarner Inc.	3,151	124,181
Goodyear Tire & Rubber Co. (The)	7,245	152,580
Lear Corp.	1,478	196,426

		767,933
Automobiles — 0.4%
Ford Motor Co.	23,894	228,188
General Motors Co.	6,479	237,067
Harley-Davidson Inc.	3,802	145,312
Tesla Inc.(a)	340	114,689

		725,256
Banks — 2.8%
Bank of America Corp.	6,778	186,395
BB&T Corp.	6,648	326,816
CIT Group Inc.	4,358	206,482
Citigroup Inc.	3,521	230,485
Citizens Financial Group Inc.	5,014	187,273
Comerica Inc.	1,992	162,467
East West Bancorp. Inc.	2,795	146,570
Fifth Third Bancorp	7,790	210,252
First Republic Bank/CA	2,929	266,510
Huntington Bancshares Inc./OH	15,587	223,362
JPMorgan Chase & Co.	3,152	343,631
KeyCorp	10,503	190,734
M&T Bank Corp.	2,000	330,820
People’s United Financial Inc.	21,404	335,187
PNC Financial Services Group Inc. (The)(b)	2,631	338,057

Security	Shares	Value
Banks (continued)
Regions Financial Corp.	10,001	$169,717
Signature Bank/New York NY	1,654	181,774
SunTrust Banks Inc.	3,987	249,825
SVB Financial Group(a)	356	84,454
U.S. Bancorp	9,599	501,740
Wells Fargo & Co.	5,445	289,837
Zions Bancorp. N.A.	3,356	157,900

		5,320,288
Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	7,298	338,189
Coca-Cola Co. (The)	21,695	1,038,757
Constellation Brands Inc., Class A	2,159	430,138
Molson Coors Brewing Co., Class B	3,804	243,456
Monster Beverage Corp.(a)	4,301	227,308
PepsiCo Inc.	8,862	995,911

		3,273,759
Biotechnology — 0.9%
AbbVie Inc.	1,646	128,141
Alexion Pharmaceuticals Inc.(a)	868	97,277
Alkermes PLC(a)	1,211	49,445
Alnylam Pharmaceuticals Inc.(a)	297	23,888
Amgen Inc.	1,456	280,702
Biogen Inc.(a)	487	148,179
BioMarin Pharmaceutical Inc.(a)	1,177	108,484
Celgene Corp.(a)	2,128	152,365
Gilead Sciences Inc.	3,161	215,517
Incyte Corp.(a)	1,010	65,468
Regeneron Pharmaceuticals Inc.(a)	457	155,033
Seattle Genetics Inc.(a)(c)	1,512	84,869
United Therapeutics Corp.(a)	1,367	151,546
Vertex Pharmaceuticals Inc.(a)	636	107,776

		1,768,690
Building Products — 1.0%
Allegion PLC	4,623	396,330
AO Smith Corp.	4,576	208,345
Fortune Brands Home & Security Inc.	5,602	251,138
Johnson Controls International PLC	7,566	241,885
Lennox International Inc.	1,725	363,785
Masco Corp.	7,634	229,020
Owens Corning	3,720	175,844

		1,866,347
Capital Markets — 3.2%
Affiliated Managers Group Inc.	1,063	120,821
Ameriprise Financial Inc.	1,337	170,120
Bank of New York Mellon Corp. (The)	5,649	267,367
BlackRock Inc.(b)	647	266,189
Cboe Global Markets Inc.	2,879	324,895
Charles Schwab Corp. (The)	3,083	142,558
CME Group Inc.	2,675	490,167
E*TRADE Financial Corp.	2,702	133,533
Eaton Vance Corp., NVS	4,726	212,906
Franklin Resources Inc.	7,572	230,946
Goldman Sachs Group Inc. (The)	1,106	249,259
Intercontinental Exchange Inc.	6,083	468,634
Invesco Ltd.	7,797	169,273
Moody’s Corp.	1,969	286,450
Morgan Stanley	3,723	169,992
MSCI Inc.	2,488	374,146
Nasdaq Inc.	5,096	441,874

197

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	2,702	$254,177
Raymond James Financial Inc.	2,097	160,819
S&P Global Inc.	2,229	406,391
SEI Investments Co.	4,414	235,928
State Street Corp.	2,551	175,381
T Rowe Price Group Inc.	2,709	262,746
TD Ameritrade Holding Corp.	3,248	167,987

		6,182,559
Chemicals — 2.5%
Air Products & Chemicals Inc.	2,748	424,154
Albemarle Corp.	1,440	142,877
Axalta Coating Systems Ltd.(a)	6,463	159,507
Celanese Corp.	2,525	244,773
CF Industries Holdings Inc.	2,217	106,483
Chemours Co. (The)	2,369	78,201
DowDuPont Inc.	4,522	243,826
Eastman Chemical Co.	3,042	238,341
Ecolab Inc.	4,396	673,247
FMC Corp.	2,065	161,235
International Flavors & Fragrances Inc., New	3,340	483,164
Linde PLC	3,143	520,072
LyondellBasell Industries NV, Class A	2,250	200,857
Mosaic Co. (The)	4,623	143,036
PPG Industries Inc.	3,621	380,531
Sherwin-Williams Co. (The)	897	352,943
Westlake Chemical Corp.	1,676	119,499

		4,672,746
Commercial Services & Supplies — 1.8%
Cintas Corp.	2,278	414,300
Copart Inc.(a)	5,543	271,108
Republic Services Inc.	12,280	892,511
Rollins Inc.	7,650	452,880
Stericycle Inc.(a)	2,462	123,026
Waste Connections Inc.	5,993	458,105
Waste Management Inc.	9,196	822,766

		3,434,696
Communications Equipment — 0.8%
Arista Networks Inc.(a)	450	103,658
Cisco Systems Inc.	7,143	326,792
CommScope Holding Co. Inc.(a)	4,393	105,696
F5 Networks Inc.(a)	1,587	278,169
Juniper Networks Inc.	8,908	260,737
Motorola Solutions Inc.	3,472	425,528
Palo Alto Networks Inc.(a)	554	101,404

		1,601,984
Construction & Engineering — 0.2%
Fluor Corp.	3,257	142,852
Jacobs Engineering Group Inc.	3,678	276,181

		419,033
Construction Materials — 0.2%
Martin Marietta Materials Inc.	974	166,827
Vulcan Materials Co.	1,909	193,076

		359,903
Consumer Finance — 0.6%
Ally Financial Inc.	9,366	237,990
American Express Co.	3,611	370,958
Capital One Financial Corp.	2,336	208,605
Discover Financial Services	3,630	252,902

Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	4,666	$134,754

		1,205,209
Containers & Packaging — 1.1%
Avery Dennison Corp.	4,095	371,498
Ball Corp.	11,935	534,688
Crown Holdings Inc.(a)(c)	9,313	393,847
International Paper Co.	5,304	240,589
Packaging Corp. of America	2,104	193,168
Sealed Air Corp.	7,430	240,435
WestRock Co.	3,275	140,727

		2,114,952
Distributors — 0.3%
Genuine Parts Co.	3,452	338,020
LKQ Corp.(a)	8,597	234,440

		572,460
Diversified Consumer Services — 0.1%
H&R Block Inc.	5,174	137,318

Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	3,105	637,394
Jefferies Financial Group Inc.	9,163	196,730
Voya Financial Inc.	3,064	134,081

		968,205
Diversified Telecommunication Services — 0.8%
AT&T Inc.	23,476	720,244
CenturyLink Inc.	7,110	146,750
Verizon Communications Inc.	8,998	513,696
Zayo Group Holdings Inc.(a)	7,527	224,907

		1,605,597
Electric Utilities — 5.4%
Alliant Energy Corp.	14,074	604,901
American Electric Power Co. Inc.	9,543	700,074
Duke Energy Corp.	8,783	725,739
Edison International	7,617	528,544
Entergy Corp.	7,653	642,469
Evergy Inc.	20,176	1,129,654
Eversource Energy	10,485	663,281
Exelon Corp.	10,079	441,561
FirstEnergy Corp.	11,336	422,606
NextEra Energy Inc.	4,376	754,860
OGE Energy Corp.	13,058	472,047
PG&E Corp.	8,147	381,361
Pinnacle West Capital Corp.	8,390	690,078
PPL Corp.	17,976	546,470
Southern Co. (The)	16,959	763,664
Xcel Energy Inc.	15,824	775,534

		10,242,843
Electrical Equipment — 0.8%
Acuity Brands Inc.	1,196	150,265
AMETEK Inc.	5,601	375,715
Eaton Corp. PLC	3,879	278,008
Emerson Electric Co.	4,026	273,285
Rockwell Automation Inc.	1,887	310,846
Sensata Technologies Holding PLC(a)	4,221	197,965

		1,586,084
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	5,832	521,964
Arrow Electronics Inc.(a)	3,595	243,417

198

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Avnet Inc.	8,205	$328,774
CDW Corp./DE	3,354	301,893
Cognex Corp.	2,933	125,650
Corning Inc.	11,448	365,763
Flex Ltd.(a)(c)	13,881	109,105
FLIR Systems Inc.	5,231	242,248
IPG Photonics Corp.(a)	647	86,407
Keysight Technologies Inc.(a)	4,372	249,554
TE Connectivity Ltd.	3,795	286,219
Trimble Inc.(a)	4,807	179,686

		3,040,680
Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	3,796	101,315
Halliburton Co.	3,582	124,224
Helmerich & Payne Inc.	1,448	90,196
National Oilwell Varco Inc.	2,921	107,493
Schlumberger Ltd.	3,842	197,133
TechnipFMC PLC	4,097	107,751

		728,112
Entertainment — 1.2%
Activision Blizzard Inc.	2,794	192,926
Electronic Arts Inc.(a)	1,532	139,381
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	4,209	139,234
Live Nation Entertainment Inc.(a)	5,236	273,843
Netflix Inc.(a)	229	69,108
Take-Two Interactive Software Inc.(a)	1,836	236,605
Twenty-First Century Fox Inc., Class A, NVS	6,739	306,759
Twenty-First Century Fox Inc., Class B	7,280	328,910
Viacom Inc., Class B, NVS	3,603	115,224
Walt Disney Co. (The)	4,415	506,975

		2,308,965
Equity Real Estate Investment Trusts (REITs) — 7.8%
Alexandria Real Estate Equities Inc.	3,463	423,282
American Tower Corp.	3,051	475,376
AvalonBay Communities Inc.	3,519	617,162
Boston Properties Inc.	3,996	482,557
Brookfield Property REIT Inc., Class A(c)	5,366	103,510
Camden Property Trust	5,604	505,873
Crown Castle International Corp.	4,436	482,371
Digital Realty Trust Inc.(c)	3,326	343,443
Duke Realty Corp.	16,169	445,779
Equinix Inc.	1,185	448,807
Equity Residential	8,648	561,774
Essex Property Trust Inc.	2,010	504,068
Extra Space Storage Inc.(c)	3,317	298,729
Federal Realty Investment Trust	4,585	568,769
HCP Inc.	8,816	242,881
Host Hotels & Resorts Inc.	12,744	243,538
Invitation Homes Inc.	13,047	285,468
Iron Mountain Inc.	9,125	279,316
Kimco Realty Corp.	20,927	336,715
Liberty Property Trust	11,163	467,395
Macerich Co. (The)	5,587	288,401
Mid-America Apartment Communities Inc.	4,277	417,906
National Retail Properties Inc.	9,602	448,893
Prologis Inc.	13,647	879,822
Public Storage	2,040	419,159
Realty Income Corp.(c)	7,139	430,268
Regency Centers Corp.(c)	7,822	495,602

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.(a)	1,677	$271,959
Simon Property Group Inc.	2,993	549,275
SL Green Realty Corp.	3,507	320,049
UDR Inc.	14,051	550,659
Ventas Inc.(c)	5,538	321,426
VEREIT Inc.(c)	50,771	372,151
Vornado Realty Trust	6,445	438,776
Welltower Inc.(c)	5,381	355,523
Weyerhaeuser Co.	7,609	202,628

		14,879,310
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	2,205	504,129
Kroger Co. (The)	6,929	206,207
Sysco Corp.	7,022	500,879
Walgreens Boots Alliance Inc.	5,792	462,028
Walmart Inc.	4,399	441,132

		2,114,375
Food Products — 2.9%
Archer-Daniels-Midland Co.	5,957	281,468
Bunge Ltd.	2,678	165,500
Campbell Soup Co.	8,231	307,922
Conagra Brands Inc.	15,575	554,470
General Mills Inc.	10,458	458,060
Hershey Co. (The)	4,951	530,500
Hormel Foods Corp.	10,176	444,081
Ingredion Inc.	3,120	315,682
JM Smucker Co. (The)	3,057	331,134
Kellogg Co.	8,614	564,045
Kraft Heinz Co. (The)	6,555	360,328
McCormick & Co. Inc./MD, NVS	4,835	696,240
Mondelez International Inc., Class A	8,992	377,484
Tyson Foods Inc., Class A	3,875	232,190

		5,619,104
Gas Utilities — 0.7%
Atmos Energy Corp.	7,173	667,663
UGI Corp.	11,511	610,774

		1,278,437
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	5,911	407,504
ABIOMED Inc.(a)	308	105,090
Align Technology Inc.(a)	530	117,236
Baxter International Inc.	6,217	388,625
Becton Dickinson and Co.	2,272	523,696
Boston Scientific Corp.(a)	11,986	433,174
Cooper Companies Inc. (The)(c)	1,280	330,637
Danaher Corp.	5,681	564,691
DENTSPLY SIRONA Inc.	6,482	224,472
Edwards Lifesciences Corp.(a)	1,471	217,120
Hologic Inc.(a)	8,434	328,842
IDEXX Laboratories Inc.(a)	1,071	227,180
Intuitive Surgical Inc.(a)	759	395,576
Medtronic PLC	5,663	508,651
ResMed Inc.	2,995	317,230
Stryker Corp.	3,034	492,175
Teleflex Inc.	1,176	283,110
Varian Medical Systems Inc.(a)	2,939	350,828
Zimmer Biomet Holdings Inc.	2,546	289,200

		6,505,037

199

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services — 2.9%
Aetna Inc.	1,781	$353,351
AmerisourceBergen Corp.	2,336	205,568
Anthem Inc.	1,376	379,184
Cardinal Health Inc.	3,729	188,687
Centene Corp.(a)	1,462	190,528
Cigna Corp.	1,562	333,971
CVS Health Corp.	4,465	323,221
DaVita Inc.(a)	4,160	280,134
Express Scripts Holding Co.(a)	3,570	346,183
HCA Healthcare Inc.	3,218	429,700
Henry Schein Inc.(a)	4,716	391,428
Humana Inc.	755	241,910
Laboratory Corp. of America Holdings(a)	2,622	420,962
McKesson Corp.	1,206	150,461
Quest Diagnostics Inc.	4,765	448,434
UnitedHealth Group Inc.	1,719	449,261
Universal Health Services Inc., Class B	2,622	318,730

		5,451,713
Health Care Technology — 0.2%
Cerner Corp.(a)	3,855	220,814
Veeva Systems Inc., Class A(a)	1,823	166,531

		387,345
Hotels, Restaurants & Leisure — 2.5%
Aramark	14,743	529,569
Carnival Corp.	5,726	320,885
Chipotle Mexican Grill Inc.(a)	226	104,035
Darden Restaurants Inc.	3,887	414,160
Domino’s Pizza Inc.	903	242,717
Hilton Worldwide Holdings Inc.	4,004	284,965
Las Vegas Sands Corp.	2,313	118,032
Marriott International Inc./MD, Class A	2,466	288,251
McDonald’s Corp.	3,418	604,644
MGM Resorts International	5,899	157,385
Norwegian Cruise Line Holdings Ltd.(a)	3,117	137,366
Royal Caribbean Cruises Ltd.	1,738	182,021
Starbucks Corp.	8,027	467,733
Vail Resorts Inc.	1,674	420,710
Wynn Resorts Ltd.	481	48,389
Yum! Brands Inc.	5,103	461,362

		4,782,224
Household Durables — 1.1%
DR Horton Inc.	6,141	220,830
Garmin Ltd.	4,228	279,725
Leggett & Platt Inc.	9,463	343,602
Lennar Corp., Class A	4,776	205,273
Mohawk Industries Inc.(a)	1,928	240,479
Newell Brands Inc.	6,430	102,108
NVR Inc.(a)	94	210,469
PulteGroup Inc.	8,311	204,201
Toll Brothers Inc.	6,243	210,139
Whirlpool Corp.	1,192	130,834

		2,147,660
Household Products — 1.8%
Church & Dwight Co. Inc.	11,285	669,990
Clorox Co. (The)	4,761	706,770
Colgate-Palmolive Co.	10,129	603,182
Kimberly-Clark Corp.	5,170	539,231
Procter & Gamble Co. (The)	10,411	923,248

		3,442,421

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	22,375	$326,227
Vistra Energy Corp.(a)	15,163	343,139

		669,366
Industrial Conglomerates — 0.8%
3M Co.	2,277	433,222
General Electric Co.	18,810	189,981
Honeywell International Inc.	3,649	528,448
Roper Technologies Inc.	1,541	435,949

		1,587,600
Insurance — 7.9%
Aflac Inc.	14,053	605,263
Alleghany Corp.	958	575,451
Allstate Corp. (The)	6,131	586,859
American Financial Group Inc./OH	5,480	548,164
American International Group Inc.	7,497	309,551
Aon PLC	4,504	703,435
Arch Capital Group Ltd.(a)	23,853	676,710
Arthur J Gallagher & Co.	8,091	598,815
Assurant Inc.	3,104	301,740
Athene Holding Ltd., Class A(a)	4,694	214,610
Axis Capital Holdings Ltd.	7,954	443,754
Brighthouse Financial Inc.(a)(c)	4,580	181,505
Chubb Ltd.	5,267	657,901
Cincinnati Financial Corp.	7,056	554,884
Everest Re Group Ltd.	2,201	479,510
Fidelity National Financial Inc.	11,928	398,992
Hartford Financial Services Group Inc. (The)	7,233	328,523
Lincoln National Corp.	2,418	145,539
Loews Corp.	12,269	571,245
Markel Corp.(a)	610	666,876
Marsh & McLennan Companies Inc.	9,292	787,497
MetLife Inc.	4,446	183,131
Principal Financial Group Inc.	4,760	224,053
Progressive Corp. (The)	8,634	601,790
Prudential Financial Inc.	2,566	240,639
Reinsurance Group of America Inc.	3,539	503,847
RenaissanceRe Holdings Ltd.	5,267	643,417
Torchmark Corp.	6,884	582,799
Travelers Companies Inc. (The)	4,281	535,682
Unum Group	5,739	208,096
Willis Towers Watson PLC	2,737	391,829
WR Berkley Corp.	8,080	613,272

		15,065,379
Interactive Media & Services — 0.6%
Alphabet Inc., Class A(a)	215	234,475
Alphabet Inc., Class C, NVS(a)	207	222,891
Facebook Inc., Class A(a)	1,477	224,194
IAC/InterActiveCorp.(a)	1,024	201,308
TripAdvisor Inc.(a)(c)	1,679	87,543
Twitter Inc.(a)	1,825	63,419
Zillow Group Inc., Class C, NVS(a)(c)	2,517	101,334

		1,135,164
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc.(a)	152	242,897
Booking Holdings Inc.(a)	103	193,082
eBay Inc.(a)	5,634	163,555
Expedia Group Inc.	1,391	174,473
MercadoLibre Inc.	334	108,383

200

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Qurate Retail Inc.(a)	7,839	$171,988

		1,054,378
IT Services — 5.0%
Accenture PLC, Class A	3,006	473,806
Akamai Technologies Inc.(a)	1,863	134,602
Alliance Data Systems Corp.	870	179,377
Automatic Data Processing Inc.	3,221	464,082
Broadridge Financial Solutions Inc.	4,267	498,983
Cognizant Technology Solutions Corp., Class A	4,053	279,778
DXC Technology Co.	1,405	102,326
Fidelity National Information Services Inc.	4,796	499,263
First Data Corp., Class A(a)	6,785	127,151
Fiserv Inc.(a)	8,993	713,145
FleetCor Technologies Inc.(a)	1,103	220,633
Gartner Inc.(a)	2,252	332,215
Global Payments Inc.	2,582	294,942
GoDaddy Inc., Class A(a)	2,387	174,657
International Business Machines Corp.	2,534	292,500
Jack Henry & Associates Inc.	5,416	811,479
Leidos Holdings Inc.	3,887	251,800
Mastercard Inc., Class A	2,834	560,197
Paychex Inc.	7,245	474,475
PayPal Holdings Inc.(a)	1,599	134,620
Sabre Corp.	7,212	177,776
Square Inc., Class A(a)	2,319	170,330
Total System Services Inc.	3,783	344,820
VeriSign Inc.(a)	2,578	367,468
Visa Inc., Class A	4,955	683,047
Western Union Co. (The)	18,427	332,423
Worldpay Inc., Class A(a)	4,662	428,158

		9,524,053
Leisure Products — 0.3%
Hasbro Inc.	3,158	289,620
Mattel Inc.(a)	7,076	96,092
Polaris Industries Inc.	1,125	100,103

		485,815
Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	5,472	354,531
Illumina Inc.(a)	398	123,838
IQVIA Holdings Inc.(a)	3,213	394,974
Mettler-Toledo International Inc.(a)(c)	636	347,777
Thermo Fisher Scientific Inc.	2,163	505,385
Waters Corp.(a)	1,825	346,184

		2,072,689
Machinery — 2.6%
AGCO Corp.	3,581	200,679
Caterpillar Inc.	1,414	171,546
Cummins Inc.	1,705	233,056
Deere & Co.	1,342	181,760
Dover Corp.	3,853	319,183
Flowserve Corp.	3,903	179,148
Fortive Corp.	1,861	138,179
IDEX Corp.	3,235	410,263
Illinois Tool Works Inc.	2,572	328,110
Ingersoll-Rand PLC	3,639	349,126
Middleby Corp. (The)(a)(c)	1,842	206,857
PACCAR Inc.	4,123	235,877
Parker-Hannifin Corp.	1,586	240,485
Pentair PLC	5,555	223,033

Security	Shares	Value
Machinery (continued)
Snap-on Inc.	2,414	$371,611
Stanley Black & Decker Inc.	3,302	384,749
WABCO Holdings Inc.(a)	1,882	202,221
Wabtec Corp.	1,967	161,333
Xylem Inc./NY	5,770	378,397

		4,915,613
Media — 2.3%
CBS Corp., Class B, NVS	5,699	326,838
Charter Communications Inc., Class A(a)	982	314,603
Comcast Corp., Class A	12,789	487,772
Discovery Inc., Class A(a)	6,702	217,078
Discovery Inc., Class C, NVS(a)	6,987	204,789
DISH Network Corp., Class A(a)	6,660	204,728
Interpublic Group of Companies Inc. (The)	12,237	283,409
Liberty Broadband Corp., Class C, NVS(a)	3,764	312,148
Liberty Global PLC, Class A(a)	6,413	164,365
Liberty Global PLC, Class C, NVS(a)	7,266	181,941
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	7,173	295,815
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	7,043	290,665
News Corp., Class A, NVS	17,023	224,533
Omnicom Group Inc.	7,397	549,745
Sirius XM Holdings Inc.(c)	58,436	351,785

		4,410,214
Metals & Mining — 0.2%
Freeport-McMoRan Inc.	2,232	26,003
Newmont Mining Corp.	2,674	82,680
Nucor Corp.	2,782	164,472
Steel Dynamics Inc.	3,052	120,859

		394,014
Mortgage Real Estate Investment — 0.8%
AGNC Investment Corp.	36,869	657,743
Annaly Capital Management Inc.	79,380	783,481

		1,441,224
Multi-Utilities — 3.5%
Ameren Corp.	10,572	682,740
CenterPoint Energy Inc.	21,080	569,371
CMS Energy Corp.	14,410	713,583
Consolidated Edison Inc.	7,959	604,884
Dominion Energy Inc.	9,950	710,629
DTE Energy Co.	7,475	840,190
NiSource Inc.	14,300	362,648
Public Service Enterprise Group Inc.	9,637	514,905
SCANA Corp.	7,183	287,679
Sempra Energy	5,153	567,448
WEC Energy Group Inc.	10,571	723,057

		6,577,134
Multiline Retail — 0.6%
Dollar General Corp.	2,202	245,259
Dollar Tree Inc.(a)	2,251	189,759
Kohl’s Corp.	1,772	134,194
Macy’s Inc.	2,642	90,594
Nordstrom Inc.	2,598	170,871
Target Corp.	3,107	259,838

		1,090,515
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp.	1,539	81,875
Antero Resources Corp.(a)(c)	6,969	110,737
Apache Corp.	2,378	89,960

201

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	6,465	$156,647
Cheniere Energy Inc.(a)	1,861	112,423
Chevron Corp.	2,858	319,096
Cimarex Energy Co.	2,007	159,496
Concho Resources Inc.(a)	1,636	227,551
ConocoPhillips	2,090	146,091
Continental Resources Inc./OK(a)	1,156	60,898
Devon Energy Corp.	2,059	66,712
Diamondback Energy Inc.	1,105	124,158
EOG Resources Inc.	1,664	175,286
EQT Corp.	3,100	105,307
Exxon Mobil Corp.	6,517	519,274
Hess Corp.	1,667	95,686
HollyFrontier Corp.	1,819	122,673
Kinder Morgan Inc./DE	8,140	138,543
Marathon Oil Corp.	2,599	49,355
Marathon Petroleum Corp.	3,802	267,851
Newfield Exploration Co.(a)	3,342	67,508
Noble Energy Inc.	3,062	76,091
Occidental Petroleum Corp.	3,926	263,317
ONEOK Inc.	1,494	98,006
Parsley Energy Inc., Class A(a)	3,243	75,951
Phillips 66	2,961	304,450
Pioneer Natural Resources Co.	900	132,543
Plains GP Holdings LP, Class A	2,415	51,608
Targa Resources Corp.	1,174	60,661
Valero Energy Corp.	1,922	175,075
Williams Companies Inc. (The)	2,397	58,319

		4,493,148
Personal Products — 0.3%
Coty Inc., Class A	8,202	86,531
Estee Lauder Companies Inc. (The), Class A	2,957	406,410

		492,941
Pharmaceuticals — 1.9%
Allergan PLC	1,069	168,913
Bristol-Myers Squibb Co.	4,350	219,849
Eli Lilly & Co.	4,049	439,074
Jazz Pharmaceuticals PLC(a)	870	138,173
Johnson & Johnson	5,857	819,921
Merck & Co. Inc.	7,872	579,458
Mylan NV(a)	2,829	88,406
Nektar Therapeutics(a)	439	16,981
Perrigo Co. PLC	2,093	147,138
Pfizer Inc.	12,730	548,154
Zoetis Inc.	4,735	426,860

		3,592,927
Professional Services — 1.1%
CoStar Group Inc.(a)	698	252,271
Equifax Inc.	1,942	196,997
IHS Markit Ltd.(a)	6,785	356,416
ManpowerGroup Inc.	2,374	181,112
Nielsen Holdings PLC	10,373	269,491
Robert Half International Inc.	3,455	209,131
TransUnion	2,199	144,584
Verisk Analytics Inc.(a)	4,392	526,337

		2,136,339
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	5,203	209,629

Security	Shares	Value
Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.	1,009	$133,450

		343,079
Road & Rail — 1.0%
AMERCO	808	263,796
CSX Corp.	2,988	205,754
JB Hunt Transport Services Inc.	2,622	290,019
Kansas City Southern	2,330	237,567
Knight-Swift Transportation Holdings Inc.	4,591	146,912
Norfolk Southern Corp.	1,664	279,269
Old Dominion Freight Line Inc.	1,521	198,369
Union Pacific Corp.	2,139	312,764

		1,934,450
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices Inc.(a)	2,520	45,889
Analog Devices Inc.	2,827	236,648
Applied Materials Inc.	3,066	100,810
Broadcom Inc.	662	147,950
Intel Corp.	4,753	222,821
KLA-Tencor Corp.	1,840	168,434
Lam Research Corp.	779	110,408
Marvell Technology Group Ltd.	9,243	151,678
Maxim Integrated Products Inc.	4,545	227,341
Microchip Technology Inc.	2,716	178,658
Micron Technology Inc.(a)	1,356	51,148
NVIDIA Corp.	373	78,640
ON Semiconductor Corp.(a)	5,510	93,670
Qorvo Inc.(a)	886	65,130
QUALCOMM Inc.	3,425	215,398
Skyworks Solutions Inc.	1,240	107,582
Texas Instruments Inc.	3,011	279,511
Xilinx Inc.	3,764	321,333

		2,803,049
Software — 3.1%
Adobe Inc.(a)	1,376	338,166
ANSYS Inc.(a)	2,277	340,525
Autodesk Inc.(a)	948	122,529
CA Inc.	10,550	467,998
Cadence Design Systems Inc.(a)	7,887	351,524
CDK Global Inc.	5,876	336,342
Citrix Systems Inc.(a)	2,995	306,898
Dell Technologies Inc., Class V(a)	1,627	147,064
Fortinet Inc.(a)	2,717	223,283
Intuit Inc.	1,845	389,295
Microsoft Corp.	4,255	454,477
Oracle Corp.	7,282	355,653
Red Hat Inc.(a)	1,669	286,467
salesforce.com Inc.(a)	2,196	301,379
ServiceNow Inc.(a)	930	168,367
Splunk Inc.(a)	963	96,146
SS&C Technologies Holdings Inc.	4,991	255,340
Symantec Corp.	7,521	136,506
Synopsys Inc.(a)	5,046	451,768
VMware Inc., Class A(a)	1,166	164,861
Workday Inc., Class A(a)	903	120,117

		5,814,705
Specialty Retail — 2.0%
Advance Auto Parts Inc.	1,257	200,818
AutoZone Inc.(a)	513	376,270
Best Buy Co. Inc.	1,741	122,148

202

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
CarMax Inc.(a)	3,289	$223,356
Gap Inc. (The)	3,752	102,430
Home Depot Inc. (The)	2,586	454,826
L Brands Inc.	4,183	135,613
Lowe’s Companies Inc.	3,891	370,501
O’Reilly Automotive Inc.(a)	716	229,657
Ross Stores Inc.	3,987	394,713
Tiffany & Co.	2,389	265,896
TJX Companies Inc. (The)	5,505	604,889
Tractor Supply Co.	2,413	221,730
Ulta Salon Cosmetics & Fragrance Inc.(a)	705	193,537

		3,896,384
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.	1,254	274,450
Hewlett Packard Enterprise Co.	7,466	113,856
HP Inc.	8,359	201,786
NetApp Inc.	2,255	176,995
Seagate Technology PLC	1,355	54,512
Western Digital Corp.	1,099	47,334
Xerox Corp.	7,103	197,961

		1,066,894
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands Inc.	8,431	144,676
Lululemon Athletica Inc.(a)	1,121	157,758
Michael Kors Holdings Ltd.(a)	1,343	74,416
NIKE Inc., Class B	4,317	323,948
PVH Corp.	1,364	164,758
Ralph Lauren Corp.	1,091	141,404
Tapestry Inc.	4,731	200,169
Under Armour Inc., Class A(a)(c)	3,513	77,672
Under Armour Inc., Class C, NVS(a)	7,433	147,396
VF Corp.	3,741	310,054

		1,742,251
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	27,972	267,972

Tobacco — 0.5%
Altria Group Inc.	8,194	532,938
Philip Morris International Inc.	4,858	427,844

		960,782

Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	5,329	$273,964
HD Supply Holdings Inc.(a)	3,698	138,934
United Rentals Inc.(a)	493	59,194
WW Grainger Inc.	608	172,654

		644,746
Water Utilities — 0.3%
American Water Works Co. Inc.	7,106	629,094

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)(c)	12,598	77,100
T-Mobile U.S. Inc.(a)	4,727	324,036

		401,136
Total Common Stocks — 99.7% (Cost: $200,506,850)		189,911,807

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(b)(d)(e)	4,599,222	4,600,142
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(b)(d)	296,445	296,445

		4,896,587

Total Short-Term Investments — 2.6% (Cost: $4,896,040)		4,896,587

Total Investments in Securities — 102.3% (Cost: $205,402,890)		194,808,394
Other Assets, Less Liabilities — (2.3)%		(4,446,168)

Net Assets — 100.0%		$190,362,226

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,848,716	750,506	(a)	—		4,599,222	$4,600,142	$4,526	(b)	$332	$(529)
BlackRock Cash Funds: Treasury, SL Agency Shares	327,181	—		(30,736	)(a)	296,445	296,445	2,215		—	—
BlackRock Inc.	675	70		(98)		647	266,189	2,200		(1,925)	(60,006)
PNC Financial Services Group Inc. (The)	2,745	285		(399)		2,631	338,057	2,608		(647)	(45,563)

							$5,500,833	$11,549		$(2,240)	$(106,098)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

203

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Size Factor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	8	12/21/18	$247	$(2,289)
S&P MidCap 400 E-Mini	1	12/21/18	183	(22,926)

				$(25,215)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$189,911,807	$—	$—	$189,911,807
Money Market Funds	4,896,587	—	—	4,896,587

	$194,808,394	$—	$—	$194,808,394

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(25,215)	$—	$—	$(25,215)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

204

Schedule of Investments (unaudited) October 31, 2018	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.3%
Arconic Inc.	213,839	$4,347,347
Spirit AeroSystems Holdings Inc., Class A	70,062	5,885,909

		10,233,256
Air Freight & Logistics — 1.2%
FedEx Corp.	200,200	44,112,068

Airlines — 2.5%
American Airlines Group Inc.	378,203	13,267,361
Delta Air Lines Inc.	612,644	33,530,006
Southwest Airlines Co.	370,882	18,210,306
United Continental Holdings Inc.(a)	259,590	22,197,541

		87,205,214
Auto Components — 0.9%
BorgWarner Inc.	209,429	8,253,597
Goodyear Tire & Rubber Co. (The)	480,523	10,119,814
Lear Corp.	106,135	14,105,342

		32,478,753
Automobiles — 5.5%
Ford Motor Co.	7,652,296	73,079,427
General Motors Co.	3,282,571	120,109,273

		193,188,700
Banks — 6.3%
Bank of America Corp.	4,058,048	111,596,320
CIT Group Inc.	64,896	3,074,773
Citigroup Inc.	1,511,370	98,934,280
Citizens Financial Group Inc.	229,498	8,571,750

		222,177,123
Beverages — 0.2%
Molson Coors Brewing Co., Class B	103,763	6,640,832

Biotechnology — 2.2%
Gilead Sciences Inc.	1,080,890	73,695,080
United Therapeutics Corp.(a)	34,044	3,774,118

		77,469,198
Building Products — 0.1%
Owens Corning	112,754	5,329,882

Capital Markets — 1.7%
Goldman Sachs Group Inc. (The)	168,489	37,972,366
Morgan Stanley	522,193	23,843,332

		61,815,698
Chemicals — 1.0%
Eastman Chemical Co.	81,520	6,387,092
LyondellBasell Industries NV, Class A	229,189	20,459,702
Mosaic Co. (The)	282,641	8,744,912
Westlake Chemical Corp.	11,049	787,794

		36,379,500
Commercial Services & Supplies — 0.1%
Stericycle Inc.(a)(b)	42,184	2,107,935

Communications Equipment — 3.4%
Cisco Systems Inc.	2,472,591	113,121,038
Juniper Networks Inc.	235,688	6,898,588

		120,019,626
Construction & Engineering — 0.9%
Fluor Corp.	202,009	8,860,115

Security	Shares	Value
Construction & Engineering (continued)
Jacobs Engineering Group Inc.	309,583	$23,246,587

		32,106,702
Consumer Finance — 1.0%
Ally Financial Inc.	327,619	8,324,799
Capital One Financial Corp.	315,323	28,158,344

		36,483,143
Containers & Packaging — 0.4%
International Paper Co.	160,106	7,262,408
WestRock Co.	177,596	7,631,300

		14,893,708
Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	120,480	2,586,705
Voya Financial Inc.	119,059	5,210,022

		7,796,727
Diversified Telecommunication Services — 1.8%
AT&T Inc.	1,871,215	57,408,876
CenturyLink Inc.	293,826	6,064,569

		63,473,445
Electric Utilities — 2.5%
Entergy Corp.	148,218	12,442,901
Exelon Corp.	1,235,295	54,118,274
PG&E Corp.	490,722	22,970,697

		89,531,872
Electrical Equipment — 0.4%
Eaton Corp. PLC	191,487	13,723,873

Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics Inc.(a)	57,965	3,924,810
Avnet Inc.	67,498	2,704,645
Corning Inc.	490,126	15,659,526
Flex Ltd.(a)(b)	365,969	2,876,516

		25,165,497
Entertainment — 0.4%
Viacom Inc., Class B, NVS	469,229	15,005,943

Equity Real Estate Investment Trusts (REITs) — 2.4%
Host Hotels & Resorts Inc.	2,984,561	57,034,960
National Retail Properties Inc.	176,325	8,243,194
VEREIT Inc.	2,723,133	19,960,565

		85,238,719
Food & Staples Retailing — 4.7%
Kroger Co. (The)	748,537	22,276,461
Walgreens Boots Alliance Inc.	562,952	44,906,681
Walmart Inc.	995,110	99,789,631

		166,972,773
Food Products — 2.3%
Archer-Daniels-Midland Co.	583,059	27,549,538
Bunge Ltd.	160,716	9,932,249
Ingredion Inc.	39,818	4,028,785
JM Smucker Co. (The)	89,652	9,711,104
Kraft Heinz Co. (The)	251,373	13,817,974
Tyson Foods Inc., Class A	283,690	16,998,705

		82,038,355
Health Care Providers & Services — 6.9%
AmerisourceBergen Corp.	102,380	9,009,440
Anthem Inc.	150,086	41,359,199
Cardinal Health Inc.	181,201	9,168,771
Centene Corp.(a)	127,438	16,607,720

205

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Corp.	145,117	$31,027,466
CVS Health Corp.	761,597	55,132,007
DaVita Inc.(a)	66,140	4,453,868
Express Scripts Holding Co.(a)	515,434	49,981,635
McKesson Corp.	151,356	18,883,174
Universal Health Services Inc., Class B	58,690	7,134,356

		242,757,636
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	447,370	25,070,615

Household Durables — 0.7%
Lennar Corp., Class A	153,063	6,578,648
Newell Brands Inc.	290,246	4,609,106
Toll Brothers Inc.	90,941	3,061,074
Whirlpool Corp.	83,925	9,211,608

		23,460,436
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	572,284	8,343,901
Vistra Energy Corp.(a)(b)	167,931	3,800,278

		12,144,179
Insurance — 3.5%
Aflac Inc.	253,278	10,908,683
American International Group Inc.	605,951	25,019,717
Athene Holding Ltd., Class A(a)	71,526	3,270,169
Axis Capital Holdings Ltd.	34,070	1,900,765
Brighthouse Financial Inc.(a)(b)	75,095	2,976,015
Everest Re Group Ltd.	17,788	3,875,294
Hartford Financial Services Group Inc. (The)	130,022	5,905,599
Lincoln National Corp.	151,041	9,091,158
Loews Corp.	125,447	5,840,812
MetLife Inc.	577,734	23,796,864
Prudential Financial Inc.	292,590	27,439,090
Unum Group	110,736	4,015,287

		124,039,453
Internet & Direct Marketing Retail — 0.1%
Qurate Retail Inc.(a)	206,568	4,532,102

IT Services — 1.6%
Alliance Data Systems Corp.	21,043	4,338,646
DXC Technology Co.	162,885	11,862,915
International Business Machines Corp.	354,847	40,959,989

		57,161,550
Machinery — 1.3%
AGCO Corp.	150,357	8,426,006
Cummins Inc.	193,704	26,477,400
PACCAR Inc.	177,778	10,170,679

		45,074,085
Media — 0.6%
Discovery Inc., Class A(a)(b)	160,132	5,186,675
Discovery Inc., Class C, NVS(a)	289,557	8,486,916
News Corp., Class A, NVS	653,609	8,621,103

		22,294,694
Metals & Mining — 1.0%
Freeport-McMoRan Inc.	1,077,982	12,558,490
Newmont Mining Corp.	242,401	7,495,039
Nucor Corp.	162,538	9,609,247
Steel Dynamics Inc.	115,517	4,574,473

		34,237,249

Security	Shares	Value
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.(b)	276,672	$4,935,829
Annaly Capital Management Inc.	719,468	7,101,149

		12,036,978
Multi-Utilities — 0.2%
SCANA Corp.	135,993	5,446,520

Multiline Retail — 2.8%
Kohl’s Corp.	310,797	23,536,657
Macy’s Inc.	563,843	19,334,176
Nordstrom Inc.	128,064	8,422,769
Target Corp.	583,887	48,830,470

		100,124,072
Oil, Gas & Consumable Fuels — 5.6%
Antero Resources Corp.(a)(b)	212,372	3,374,591
Chevron Corp.	918,435	102,543,268
EQT Corp.	91,523	3,109,036
HollyFrontier Corp.	108,717	7,331,874
Kinder Morgan Inc./DE	725,968	12,355,975
Marathon Petroleum Corp.	451,450	31,804,653
Newfield Exploration Co.(a)(b)	83,033	1,677,267
Plains GP Holdings LP, Class A	75,105	1,604,994
Valero Energy Corp.	365,679	33,309,700

		197,111,358
Personal Products — 0.1%
Coty Inc., Class A	262,485	2,769,217

Pharmaceuticals — 6.2%
Allergan PLC	329,255	52,025,583
Jazz Pharmaceuticals PLC(a)	19,071	3,028,856
Mylan NV(a)	488,933	15,279,156
Perrigo Co. PLC	71,963	5,058,999
Pfizer Inc.	3,351,611	144,320,370

		219,712,964
Professional Services — 0.2%
ManpowerGroup Inc.	74,627	5,693,294

Real Estate Management & Development — 0.2%
Jones Lang LaSalle Inc.	50,456	6,673,311

Road & Rail — 2.0%
AMERCO	9,097	2,969,989
Knight-Swift Transportation Holdings Inc.	117,777	3,768,864
Norfolk Southern Corp.	393,004	65,957,861

		72,696,714
Semiconductors & Semiconductor Equipment — 6.0%
Intel Corp.	2,380,717	111,608,013
Lam Research Corp.	78,325	11,101,002
Micron Technology Inc.(a)	1,150,669	43,403,235
ON Semiconductor Corp.(a)(b)	124,758	2,120,886
Qorvo Inc.(a)(b)	80,500	5,917,555
QUALCOMM Inc.	597,035	37,547,531

		211,698,222
Software — 0.4%
CA Inc.	160,280	7,110,021
Dell Technologies Inc., Class V(a)	86,808	7,846,575

		14,956,596
Specialty Retail — 0.3%
Gap Inc. (The)	327,918	8,952,161

206

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 14.4%
Apple Inc.	1,988,116	$435,119,068
Hewlett Packard Enterprise Co.	1,552,863	23,681,161
HP Inc.	751,000	18,129,140
NetApp Inc.	146,903	11,530,417
Seagate Technology PLC	172,957	6,958,060
Western Digital Corp.	268,020	11,543,621
Xerox Corp.	155,974	4,346,995

		511,308,462
Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings Ltd.(a)(b)	170,565	9,451,006
Ralph Lauren Corp.	50,975	6,606,870

		16,057,876
Trading Companies & Distributors — 0.6%
United Rentals Inc.(a)(b)	189,215	22,719,045

Total Common Stocks — 99.6% (Cost: $3,407,322,364)		3,530,317,331

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	15,055,002	15,058,013

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	8,552,686	$8,552,686

		23,610,699

Total Short-Term Investments — 0.7% (Cost: $23,609,696)		23,610,699

Total Investments in Securities — 100.3% (Cost: $3,430,932,060)		3,553,928,030
Other Assets, Less Liabilities — (0.3)%		(11,271,813)

Net Assets — 100.0%		$3,542,656,217

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,857,413	(6,802,411)	15,055,002	$15,058,013	$17,163	(a)	$(1,057)	$(1,493)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,678,992	(126,306)	8,552,686	8,552,686	42,921		—	—

				$23,610,699	$60,084		$(1,057)	$(1,493)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	4	12/21/18	$302	$(30,372)
S&P 500 E-Mini	84	12/21/18	11,387	(678,775)

				$(709,147)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

207

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Edge MSCI USA Value Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,530,317,331	$—	$—	$3,530,317,331
Money Market Funds	23,610,699	—	—	23,610,699

	$3,553,928,030	$—	$—	$3,553,928,030

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(709,147)	$—	$—	$(709,147)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

208

Schedule of Investments (unaudited) October 31, 2018	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Austria — 0.2%
ams AG(a)	131,300	$5,114,160

Belgium — 1.0%
Proximus SADP	342,874	8,760,522
UCB SA	153,275	12,882,704

		21,643,226
Brazil — 0.5%
TIM Participacoes SA	3,225,755	10,065,016

Canada — 2.0%
Air Canada(b)	596,748	11,351,049
BlackBerry Ltd.(b)	1,131,112	10,464,885
CGI Group Inc., Class A(b)	230,884	14,293,447
WestJet Airlines Ltd.(a)	554,270	8,095,107

		44,204,488
China — 0.5%
Ping An Insurance Group Co. of China Ltd., Class H	1,300,000	12,246,473

Denmark — 2.3%
DSV A/S	150,816	12,129,961
Genmab A/S(b)	60,775	8,328,908
H Lundbeck A/S	244,416	11,417,736
Novo Nordisk A/S, Class B	224,916	9,731,433
Novozymes A/S, Class B	218,416	10,796,909

		52,404,947
France — 4.1%
Airbus SE	110,082	12,187,207
Atos SE	79,544	6,829,846
BioMerieux, NVS	135,200	10,324,891
Bouygues SA, NVS	215,263	7,863,453
Capgemini SE	101,400	12,408,251
Orange SA, NVS	687,764	10,769,520
Sanofi, NVS	132,338	11,821,703
SCOR SE	290,025	13,430,400
STMicroelectronics NV	543,610	8,265,875

		93,901,146
Germany — 5.2%
BASF SE	106,263	8,190,896
Bayer AG, Registered	97,291	7,471,763
Deutsche Boerse AG	100,906	12,787,977
Deutsche Telekom AG, Registered	635,764	10,441,503
Hannover Rueck SE	89,397	12,063,785
Infineon Technologies AG	435,908	8,747,063
Merck KGaA	110,448	11,841,035
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	52,978	11,402,071
QIAGEN NV(b)	374,432	13,605,697
SAP SE	106,928	11,468,505
Telefonica Deutschland Holding AG	2,392,240	9,310,658

		117,330,953
India — 1.8%
Infosys Ltd., ADR, NVS	1,446,405	13,697,455
Tata Consultancy Services Ltd.	573,605	15,034,587
Wipro Ltd., ADR, NVS(a)	2,263,078	11,700,113

		40,432,155
Italy — 0.3%
Telecom Italia SpA/Milano(b)	13,193,792	7,761,634

Security	Shares	Value
Japan — 3.2%
Chugai Pharmaceutical Co. Ltd.	218,300	$12,824,678
FANUC Corp.	43,800	7,659,324
Honda Motor Co. Ltd.	381,700	10,961,762
Mitsubishi Heavy Industries Ltd.	318,300	11,250,708
Takeda Pharmaceutical Co. Ltd.	235,600	9,540,490
Tokyo Electron Ltd.	59,100	8,213,934
Toyota Motor Corp.	189,200	11,089,965

		71,540,861
Netherlands — 1.8%
ASM International NV	176,593	7,601,366
ASML Holding NV	71,438	12,215,886
Koninklijke KPN NV	3,180,136	8,417,195
Wolters Kluwer NV	227,064	12,904,901

		41,139,348
Norway — 0.4%
Telenor ASA	529,148	9,736,255

Russia — 0.4%
Mobile TeleSystems PJSC, ADR, NVS	1,173,406	9,398,982

South Korea — 0.4%
Samsung Electronics Co. Ltd.	255,609	9,510,615

Spain — 0.9%
Grifols SA	401,732	11,466,040
Telefonica SA	1,157,522	9,492,852

		20,958,892
Sweden — 3.0%
Elekta AB, Class B	1,385,944	17,597,821
Millicom International Cellular SA, SDR	185,113	10,471,177
Swedish Orphan Biovitrum AB(b)	878,880	17,962,820
Tele2 AB, Class B	917,896	10,444,674
Telia Co. AB	2,634,072	11,891,179

		68,367,671
Switzerland — 3.5%
ABB Ltd., Registered	445,563	8,991,877
Kuehne + Nagel International AG, Registered	65,739	9,156,013
Lonza Group AG, Registered	45,515	14,330,053
Novartis AG, Registered	143,569	12,594,223
Roche Holding AG, NVS	47,035	11,460,661
Swiss Re AG	128,426	11,613,111
Swisscom AG, Registered	22,212	10,188,505

		78,334,443
Taiwan — 0.9%
MediaTek Inc.	1,300,000	9,557,897
Taiwan Semiconductor Manufacturing Co. Ltd.	1,438,000	10,874,576

		20,432,473
United Kingdom — 3.6%
AstraZeneca PLC	181,791	13,913,773
BT Group PLC	3,347,852	10,290,047
GlaxoSmithKline PLC	669,479	12,927,205
London Stock Exchange Group PLC	230,116	12,687,421
RELX PLC	508,016	10,061,317
Shire PLC	243,116	14,539,568
Vodafone Group PLC	3,757,061	7,096,222

		81,515,553
United States — 63.8%
3D Systems Corp.(a)(b)	1,233,828	14,904,642
3M Co.	48,100	9,151,506

209

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Abbott Laboratories	211,916	$14,609,489
AbbVie Inc.	122,576	9,542,542
Accenture PLC, Class A	79,300	12,499,266
Adobe Inc.(b)	67,600	16,613,376
Advanced Micro Devices Inc.(a)(b)	1,161,012	21,142,029
Agilent Technologies Inc.	176,816	11,455,909
Albemarle Corp.	90,697	8,998,956
Alexion Pharmaceuticals Inc.(b)	106,600	11,946,662
Allergan PLC	68,331	10,796,981
Alnylam Pharmaceuticals Inc.(b)	92,981	7,478,462
Alphabet Inc., Class A(b)	10,576	11,533,974
Amazon.com Inc.(b)	10,483	16,751,939
AMETEK Inc.	161,917	10,861,392
Amgen Inc.	65,469	12,621,769
Amphenol Corp., Class A	130,000	11,635,000
Analog Devices Inc.	135,200	11,317,592
Apple Inc.	68,523	14,996,944
Applied Materials Inc.	226,937	7,461,689
Berkshire Hathaway Inc., Class B(b)	60,681	12,456,596
Biogen Inc.(b)	36,807	11,199,266
BioMarin Pharmaceutical Inc.(b)	142,077	13,095,237
BlackRock Inc.(c)	21,386	8,798,628
Boeing Co. (The)	41,728	14,807,598
Boston Scientific Corp.(b)	458,948	16,586,381
Bristol-Myers Squibb Co.	189,816	9,593,301
Broadcom Inc.	43,805	9,789,979
Celgene Corp.(b)	112,998	8,090,657
CH Robinson Worldwide Inc.	132,600	11,805,378
Charles River Laboratories International Inc.(b)	113,100	13,777,842
Cisco Systems Inc.	310,732	14,215,989
CME Group Inc.	76,327	13,986,160
Cognizant Technology Solutions Corp., Class A	164,992	11,389,398
Covanta Holding Corp.	782,680	11,497,569
Cypress Semiconductor Corp.	780,080	10,094,235
Danaher Corp.	124,800	12,405,120
Dover Corp.	153,713	12,733,585
DowDuPont Inc.	163,885	8,836,679
DXC Technology Co.	143,000	10,414,690
Eaton Corp. PLC	150,930	10,817,153
eBay Inc.(b)	312,032	9,058,289
Eli Lilly & Co.	136,500	14,802,060
Emerson Electric Co.	179,057	12,154,389
Equinix Inc.	25,797	9,770,356
Exelixis Inc.(b)	443,332	6,149,015
Facebook Inc., Class A(b)	66,300	10,063,677
First Solar Inc.(a)(b)	183,316	7,662,609
General Electric Co.	649,331	6,558,243
Gilead Sciences Inc.	156,678	10,682,306
Hologic Inc.(a)(b)	278,216	10,847,642
Honeywell International Inc.	76,700	11,107,694
Illumina Inc.(b)	54,992	17,110,761
Incyte Corp.(b)	123,500	8,005,270
Intel Corp.	266,074	12,473,549
Intercept Pharmaceuticals Inc.(a)(b)	198,933	19,099,557
Intercontinental Exchange Inc.	164,376	12,663,527
International Business Machines Corp.	75,400	8,703,422
Intuitive Surgical Inc.(b)	31,200	16,260,816
Ionis Pharmaceuticals Inc.(a)(b)	221,016	10,951,343
IQVIA Holdings Inc.(b)	114,400	14,063,192
Jazz Pharmaceuticals PLC(b)	86,521	13,741,265

Security	Shares	Value
United States (continued)
Johnson & Johnson	81,591	$11,421,924
KLA-Tencor Corp.	113,100	10,353,174
Laboratory Corp. of America Holdings(b)	73,917	11,867,374
Lam Research Corp.	62,826	8,904,329
Marvell Technology Group Ltd.	530,448	8,704,652
Mastercard Inc., Class A	80,166	15,846,413
Maxim Integrated Products Inc.	224,738	11,241,395
Medtronic PLC	141,700	12,727,494
MercadoLibre Inc.	42,941	13,934,355
Merck & Co. Inc.	213,015	15,680,034
Microchip Technology Inc.	133,900	8,807,942
Micron Technology Inc.(a)(b)	279,516	10,543,344
Microsoft Corp.	140,880	15,047,393
Myriad Genetics Inc.(a)(b)	349,732	15,748,432
Nasdaq Inc.	147,245	12,767,614
Netflix Inc.(b)	62,946	18,995,844
NVIDIA Corp.	61,973	13,065,768
Oracle Corp.	239,216	11,683,309
PayPal Holdings Inc.(b)	160,028	13,472,757
Pfizer Inc.	330,167	14,216,991
PRA Health Sciences Inc.(b)	143,000	13,852,410
Qorvo Inc.(a)(b)	164,836	12,117,094
QUALCOMM Inc.	179,416	11,283,472
Quest Diagnostics Inc.	118,018	11,106,674
Red Hat Inc.(b)	94,425	16,207,107
Regeneron Pharmaceuticals Inc.(b)	31,675	10,745,427
Resideo Technologies Inc.(b)	12,783	269,082
Rockwell Automation Inc.	61,100	10,065,003
Roper Technologies Inc.	45,048	12,744,079
salesforce.com Inc.(b)	113,100	15,521,844
Schlumberger Ltd.	192,416	9,872,865
Seagate Technology PLC	296,416	11,924,816
Seattle Genetics Inc.(a)(b)	204,066	11,454,225
Skyworks Solutions Inc.	120,546	10,458,571
Southwest Airlines Co.	189,483	9,303,615
Spirit AeroSystems Holdings Inc., Class A	138,201	11,610,266
Splunk Inc.(b)	143,761	14,353,098
Sprint Corp.(a)(b)	2,038,608	12,476,281
Stryker Corp.	76,423	12,397,339
T-Mobile U.S. Inc.(b)	185,916	12,744,542
Tableau Software Inc., Class A(b)	163,118	17,401,428
TE Connectivity Ltd.	125,033	9,429,989
Tesla Inc.(a)(b)	37,514	12,654,222
Texas Instruments Inc.	120,307	11,168,099
Thermo Fisher Scientific Inc.	63,376	14,807,802
United Continental Holdings Inc.(b)	185,916	15,897,677
United Technologies Corp.	94,600	11,750,266
United Therapeutics Corp.(a)(b)	87,100	9,655,906
UnitedHealth Group Inc.	52,755	13,787,519
Varian Medical Systems Inc.(b)	104,000	12,414,480
Verizon Communications Inc.	230,116	13,137,322
Versum Materials Inc.	319,349	10,078,654
Vertex Pharmaceuticals Inc.(b)	83,965	14,228,709
Waters Corp.(b)	59,473	11,281,433
Western Digital Corp.	149,524	6,439,999
Xilinx Inc.	169,016	14,428,896
XPO Logistics Inc.(a)(b)	152,116	13,596,128

210

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Zoetis Inc.	164,049	$14,789,017

		1,447,126,436

Total Common Stocks — 99.8% (Cost: $2,102,448,967)		2,263,165,727

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	75,619,631	75,634,755
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	2,720,261	2,720,261

		78,355,016

Total Short-Term Investments — 3.4% (Cost: $78,343,168)		78,355,016

Total Investments in Securities — 103.2% (Cost: $2,180,792,135)		2,341,520,743
Other Assets, Less Liabilities — (3.2)%		(72,773,767)

Net Assets — 100.0%		$2,268,746,976

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	132,841,969	—		(57,222,338	)(a)	75,619,631	$75,634,755	$181,971	(b)	$3,374	$(11,916)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,527,286	192,975	(a)	—		2,720,261	2,720,261	14,358		—	—
BlackRock Inc.	20,490	896		—		21,386	8,798,628	65,235		—	(1,902,788)

							$87,153,644	$261,564		$3,374	$(1,914,704)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,263,165,727	$—	$—	$2,263,165,727
Money Market Funds	78,355,016	—	—	78,355,016

	$2,341,520,743	$—	$—	$2,341,520,743

211

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Exponential Technologies ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

212

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Multi-Asset Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Domestic Equity — 6.5%
iShares Core High Dividend ETF(a)	50,061	$4,432,401
iShares U.S. Preferred Stock ETF(a)(b)	411,789	14,882,054

		19,314,455
Domestic Real Estate — 14.8%
iShares Mortgage Real Estate ETF(a)	1,037,849	44,305,774

International Equity — 18.0%
iShares International Select Dividend ETF(a)	1,421,363	43,678,485
iShares MSCI EAFE Value ETF(a)	215,980	10,421,035

		54,099,520
International Fixed Income — 20.3%
iShares J.P. Morgan EM Local Currency Bond ETF(a)(c)	359,886	15,597,459
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	434,201	45,443,477

		61,040,936
Investment Grade Bonds — 18.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	83,671	9,390,396
iShares Intermediate-Term Corporate Bond ETF(a)	870,331	45,579,235

		54,969,631
Mortgage-Backed Securities — 1.9%
iShares MBS ETF(a)(b)	55,822	5,721,197

Non-Investment Grade Bonds — 20.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	719,934	60,726,433

Total Investment Companies — 100.0% (Cost: $316,875,281)		300,177,946

Security	Shares	Value
Short-Term Investments

Money Market Funds — 24.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(a)(d)(e)	73,582,176	$73,596,892
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(a)(d)	19,149	19,149

		73,616,041

Total Short-Term Investments — 24.5% (Cost: $73,610,052)		73,616,041

Total Investments in Securities — 124.5% (Cost: $390,485,333)		373,793,987
Other Assets, Less Liabilities — (24.5)%		(73,551,505)

Net Assets — 100.0%		$300,242,482

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	83,105,244	—	(9,523,068	)(a)	73,582,176	$73,596,892	$238,388	(b)	$(1,017)	$(5,636)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,519	—	(3,370	)(a)	19,149	19,149	1,065		—	—
iShares Core High Dividend ETF	254,175	100	(204,214)		50,061	4,432,401	40,391		1,924,899	(1,686,849)
iShares Emerging Markets Dividend ETF	100,486	—	(100,486)		—	—	—		(133,905)	8,084
iShares iBoxx $ High Yield Corporate Bond ETF	753,727	3,610	(37,403)		719,934	60,726,433	835,734		(70,982)	(1,217,164)
iShares iBoxx $ Investment Grade Corporate Bond ETF	140,598	290	(57,217)		83,671	9,390,396	108,164		(86,283)	(226,234)
iShares Intermediate-Term Corporate Bond ETF	—	894,600	(24,269)		870,331	45,579,235	301,283		(19,672)	(997,225)
iShares International Select Dividend ETF	1,142,426	332,050	(53,113)		1,421,363	43,678,485	469,394		267,116	(3,815,011)
iShares J.P. Morgan EM Local Currency Bond ETF	348,763	31,730	(20,607)		359,886	15,597,459	—		(41,790)	(677,164)
iShares J.P. Morgan USD Emerging Markets Bond ETF	444,116	9,560	(19,475)		434,201	45,443,477	590,319		(40,129)	(1,899,034)
iShares MBS ETF	468,169	360	(412,707)		55,822	5,721,197	124,491		(1,299,777)	1,392,963
iShares Mortgage Real Estate ETF	1,099,409	10,060	(71,620)		1,037,849	44,305,774	1,078,832		(12,899)	(2,407,064)
iShares MSCI EAFE Value ETF	—	222,250	(6,270)		215,980	10,421,035	—		(4,571)	(584,550)
iShares U.S. Preferred Stock ETF	435,625	3,950	(27,786)		411,789	14,882,054	211,061		(13,279)	(595,053)

						$373,793,987	$3,999,122		$467,711	$(12,709,937)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

213

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Multi-Asset Income ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$300,177,946	$—	$—	$300,177,946
Money Market Funds	73,616,041	—	—	73,616,041

	$373,793,987	$—	$—	$373,793,987

214

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 2.1%
AGL Energy Ltd.	120,232	$1,533,860
Alumina Ltd.	1,357,752	2,453,882
Amcor Ltd./Australia	194,384	1,832,336
AMP Ltd.	955,044	1,671,912
APA Group	301,708	2,052,821
Aristocrat Leisure Ltd.	118,952	2,234,141
ASX Ltd.	161,411	6,769,050
Aurizon Holdings Ltd.	309,540	921,423
AusNet Services	739,448	896,183
Australia & New Zealand Banking Group Ltd.	493,252	9,064,928
Bendigo & Adelaide Bank Ltd.	168,828	1,224,089
BHP Billiton Ltd.	549,100	12,535,312
BlueScope Steel Ltd.	87,210	888,211
Boral Ltd.	434,136	1,726,162
Brambles Ltd.	649,116	4,885,847
Coca-Cola Amatil Ltd.	188,668	1,325,150
Commonwealth Bank of Australia	342,531	16,806,884
CSL Ltd.	95,272	12,694,515
Dexus	246,864	1,784,641
Fortescue Metals Group Ltd.	286,500	812,227
Goodman Group	344,056	2,531,159
GPT Group (The)	344,056	1,258,264
Incitec Pivot Ltd.	594,120	1,642,222
James Hardie Industries PLC	179,708	2,393,245
LendLease Group	135,548	1,690,825
Macquarie Group Ltd.	85,672	7,116,386
Medibank Pvt Ltd.	1,231,760	2,435,697
Mirvac Group	937,580	1,441,986
National Australia Bank Ltd.	523,124	9,346,962
Newcrest Mining Ltd.	101,032	1,475,808
Orica Ltd.	160,508	1,952,122
Origin Energy Ltd.(a)	500,266	2,584,768
QBE Insurance Group Ltd.	276,260	2,216,447
Rio Tinto Ltd.	99,112	5,366,765
Santos Ltd.	506,528	2,383,771
Scentre Group	1,048,352	2,957,217
Seek Ltd.	115,752	1,465,220
South32 Ltd.	1,429,388	3,667,344
Stockland	358,776	917,960
Suncorp Group Ltd.	582,155	5,780,558
Sydney Airport	592,840	2,705,929
Telstra Corp. Ltd.	1,215,804	2,654,039
Transurban Group	291,047	2,339,210
Treasury Wine Estates Ltd.	214,864	2,302,547
Vicinity Centres	848,664	1,593,950
Wesfarmers Ltd.	233,560	7,717,271
Westpac Banking Corp.	664,212	12,639,911
Woodside Petroleum Ltd.	163,445	4,037,081
Woolworths Group Ltd.	283,450	5,711,449

		186,439,687
Austria — 0.1%
Erste Group Bank AG	79,655	3,249,110
OMV AG	55,735	3,102,585
voestalpine AG	50,516	1,796,673

		8,148,368
Belgium — 0.3%
Ageas	80,242	4,019,492
Anheuser-Busch InBev SA/NV	161,148	11,893,825

Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert SA	54,555	$5,079,834
KBC Group NV	52,436	3,618,226
UCB SA	29,414	2,472,235
Umicore SA	47,316	2,229,697

		29,313,309
Brazil — 0.5%
Ambev SA	763,695	3,359,477
B3 SA — Brasil, Bolsa, Balcao	766,900	5,479,479
Banco do Brasil SA	187,600	2,159,079
BR Malls Participacoes SA(a)	752,248	2,571,961
BRF SA(a)	193,872	1,143,033
CCR SA	443,600	1,310,080
Centrais Eletricas Brasileiras SA(a)	123,600	781,963
Cia. de Saneamento Basico do Estado de Sao Paulo	187,600	1,411,609
Cielo SA	243,546	865,475
Embraer SA	251,664	1,418,045
Hypera SA	187,600	1,504,032
JBS SA	187,600	517,674
Klabin SA, NVS	315,600	1,586,284
Kroton Educacional SA	443,600	1,363,821
Natura Cosmeticos SA	187,600	1,645,951
Petroleo Brasileiro SA	251,600	2,053,712
Rumo SA(a)	379,600	1,701,532
Suzano Papel e Celulose SA	152,113	1,550,000
TIM Participacoes SA	187,600	585,350
Ultrapar Participacoes SA	123,600	1,472,419
Vale SA	646,002	9,862,639

		44,343,615
Canada — 3.0%
Agnico Eagle Mines Ltd.	80,552	2,852,213
Alimentation Couche-Tard Inc., Class B	85,672	4,101,427
ARC Resources Ltd.	122,792	1,146,339
Bank of Montreal	149,355	11,194,375
Bank of Nova Scotia (The)	237,434	12,773,434
Barrick Gold Corp.	282,660	3,549,258
BCE Inc.	53,076	2,059,183
Bombardier Inc., Class B(a)	612,040	1,486,699
Brookfield Asset Management Inc., Class A	225,744	9,234,318
Cameco Corp.	159,462	1,712,099
Canadian Imperial Bank of Commerce	101,218	8,761,822
Canadian National Railway Co.	163,708	14,029,087
Canadian Natural Resources Ltd.	253,449	6,970,933
Canadian Pacific Railway Ltd.	35,796	7,358,725
Canadian Tire Corp. Ltd., Class A, NVS	9,815	1,107,172
Canadian Utilities Ltd., Class A, NVS	20,436	485,982
CCL Industries Inc., Class B, NVS	40,276	1,698,447
Cenovus Energy Inc.	221,904	1,882,361
Constellation Software Inc./Canada	5,168	3,565,399
Dollarama Inc.	147,708	4,095,221
Enbridge Inc.	357,884	11,178,680
Encana Corp.	234,704	2,401,996
Fairfax Financial Holdings Ltd.	7,636	3,719,588
Finning International Inc.	46,676	971,728
First Quantum Minerals Ltd.	186,108	1,862,143
Fortis Inc./Canada	41,344	1,369,476
Franco-Nevada Corp.	46,036	2,882,223
Gildan Activewear Inc.	89,512	2,682,122
Husky Energy Inc.	124,219	1,760,301
Imperial Oil Ltd.	105,031	3,288,692

215

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Kinross Gold Corp.(a)	241,104	$627,889
Magna International Inc.	80,552	3,975,309
Manulife Financial Corp.	374,794	5,916,223
National Bank of Canada	41,922	1,907,679
Nutrien Ltd.	137,732	7,308,999
Open Text Corp.	58,836	1,990,993
Pembina Pipeline Corp.	153,748	4,985,029
Power Corp. of Canada	191,362	3,960,571
Restaurant Brands International Inc.	56,916	3,125,667
Rogers Communications Inc., Class B, NVS	129,788	6,699,660
Royal Bank of Canada	281,450	20,557,155
Saputo Inc.	77,992	2,382,074
Shaw Communications Inc., Class B, NVS	230,864	4,308,758
Shopify Inc., Class A(a)(b)	22,356	3,096,049
SNC-Lavalin Group Inc.	88,232	3,157,742
Sun Life Financial Inc.	135,611	4,978,341
Suncor Energy Inc.	356,321	11,981,828
Teck Resources Ltd., Class B	125,324	2,596,662
TELUS Corp.	25,266	867,307
Thomson Reuters Corp.	72,370	3,376,440
Toronto-Dominion Bank (The)	360,895	20,069,417
Tourmaline Oil Corp.	90,152	1,318,042
TransCanada Corp.	174,420	6,592,963
Waste Connections Inc.	67,112	5,130,041
Wheaton Precious Metals Corp.	143,228	2,360,140

		265,452,421
Chile — 0.1%
Aguas Andinas SA, Class A	1,516,384	788,291
Banco de Chile	7,108,678	984,165
Banco de Credito e Inversiones SA	15,662	984,195
Banco Santander Chile	11,544,925	846,835
Cia. Cervecerias Unidas SA	79,912	992,865
Colbun SA	3,407,544	638,962
Empresas CMPC SA	541,044	1,851,223
Empresas COPEC SA	80,552	1,128,486
Enel Americas SA	4,991,768	786,282
Enel Chile SA	6,991,787	608,239
Itau CorpBanca	56,504,596	523,360
Latam Airlines Group SA	148,988	1,354,248
SACI Falabella	101,680	766,584

		12,253,735
China — 3.2%
51job Inc., ADR(a)	18,734	1,150,455
58.com Inc., ADR(a)	30,676	2,012,039
AAC Technologies Holdings Inc.	298,000	2,267,482
Agricultural Bank of China Ltd., Class A	1,808,800	1,003,635
Agricultural Bank of China Ltd., Class H	4,436,000	1,946,557
Alibaba Group Holding Ltd., ADR(a)(b)	245,480	34,926,894
Autohome Inc., ADR	25,194	1,823,542
Baidu Inc., ADR(a)	61,396	11,668,924
Bank of China Ltd., Class H	18,516,000	7,888,798
Beijing Enterprises Water Group Ltd.	3,876,000	1,972,758
Brilliance China Automotive Holdings Ltd.	1,192,000	1,040,039
China Construction Bank Corp., Class H	19,544,260	15,506,965
China Evergrande Group(b)	596,000	1,421,690
China Gas Holdings Ltd.	631,200	1,996,806
China Huishan Dairy Holdings Co. Ltd.(a)(c)	813,015	11,408
China Life Insurance Co. Ltd., Class H	2,516,000	5,013,129
China Mengniu Dairy Co. Ltd.	1,236,000	3,642,065

Security	Shares	Value
China (continued)
China Merchants Bank Co. Ltd., Class A	99,600	$412,840
China Merchants Bank Co. Ltd., Class H	1,258,288	4,847,348
China Mobile Ltd.	1,258,000	11,762,558
China Overseas Land & Investment Ltd.	1,192,000	3,732,888
China Pacific Insurance Group Co. Ltd., Class H	904,400	3,368,686
China Petroleum & Chemical Corp., Class H	6,555,200	5,318,146
China Resources Land Ltd.	1,192,000	4,044,595
China Shenhua Energy Co. Ltd., Class H	1,258,000	2,849,973
China State Construction Engineering Corp. Ltd., Class A	1,158,397	893,540
China Taiping Insurance Holdings Co. Ltd.	503,200	1,681,741
China Telecom Corp. Ltd., Class H	2,472,000	1,166,722
China Unicom Hong Kong Ltd.	2,472,000	2,566,788
China Vanke Co. Ltd., Class A	253,996	882,378
China Yangtze Power Co. Ltd., Class A	383,198	857,631
CNOOC Ltd.	4,522,000	7,764,130
Country Garden Holdings Co. Ltd.	1,876,866	2,008,688
CSPC Pharmaceutical Group Ltd.	1,192,000	2,514,948
Ctrip.com International Ltd., ADR(a)	134,908	4,489,738
Fosun International Ltd.	1,578,000	2,302,768
GCL-Poly Energy Holdings Ltd.(a)	16,150,000	957,950
Geely Automobile Holdings Ltd.	1,236,000	2,364,977
GOME Retail Holdings Ltd.(a)(b)	16,150,000	1,606,883
Great Wall Motor Co. Ltd., Class H(b)	1,362,500	806,439
Guangdong Investment Ltd.	1,766,000	3,153,813
Haier Electronics Group Co. Ltd.	1,236,000	2,582,555
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	75,600	262,308
Hengan International Group Co. Ltd.	298,000	2,360,614
Huazhu Group Ltd., ADR(b)	54,488	1,425,406
Industrial & Commercial Bank of China Ltd., Class A	510,300	411,916
Industrial & Commercial Bank of China Ltd., Class H	15,342,260	10,372,475
Industrial Bank Co. Ltd., Class A	180,400	416,942
JD.com Inc., ADR(a)(b)	184,756	4,345,461
Jiangsu Hengrui Medicine Co. Ltd., Class A	36,100	318,729
Kunlun Energy Co. Ltd.	1,192,000	1,353,267
Kweichow Moutai Co. Ltd., Class A	3,700	291,185
Lenovo Group Ltd.	2,472,000	1,573,498
Midea Group Co. Ltd., Class A	52,100	276,683
Momo Inc., ADR(a)(b)	44,574	1,496,349
NetEase Inc., ADR	19,156	3,981,575
New Oriental Education & Technology Group Inc., ADR(a)	42,196	2,468,888
PetroChina Co. Ltd., Class H	5,032,000	3,684,425
Ping An Insurance Group Co. of China Ltd., Class A	43,300	395,025
Ping An Insurance Group Co. of China Ltd., Class H	1,258,000	11,850,818
Shanghai Pudong Development Bank Co. Ltd., Class A	273,999	431,346
Shimao Property Holdings Ltd.	759,500	1,486,176
SINA Corp./China(a)	45,866	2,903,777
Sino Biopharmaceutical Ltd.	1,876,000	1,682,307
Sino-Ocean Group Holding Ltd.	2,538,000	993,910
Sunac China Holdings Ltd.(b)	1,292,000	3,510,422
Sunny Optical Technology Group Co. Ltd.	187,600	1,627,267
TAL Education Group, Class A, ADR(a)	97,192	2,816,624
Tencent Holdings Ltd.	1,211,600	41,265,556
TravelSky Technology Ltd., Class H	1,292,000	3,131,362
Want Want China Holdings Ltd.	3,796,000	2,711,636
Weibo Corp., ADR(a)(b)	25,840	1,524,818
Wuliangye Yibin Co. Ltd., Class A	34,900	240,933
Yum China Holdings Inc.	106,792	3,853,055

216

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
YY Inc., ADR(a)	24,548	$1,568,617

		287,265,279
Colombia — 0.0%
Ecopetrol SA	1,410,232	1,637,211
Grupo de Inversiones Suramericana SA	119,592	1,165,667

		2,802,878
Czech Republic — 0.0%
CEZ AS	74,792	1,780,113
Komercni Banka AS	12,806	486,551
O2 Czech Republic AS	69,672	733,282

		2,999,946
Denmark — 0.6%
AP Moller — Maersk A/S, Class A	1,938	2,307,458
Carlsberg A/S, Class B	25,756	2,842,090
Chr Hansen Holding A/S	35,554	3,594,978
Danske Bank A/S	201,425	3,865,028
DSV A/S	83,112	6,684,605
Genmab A/S(a)	14,676	2,011,272
Novo Nordisk A/S, Class B	383,736	16,603,093
Novozymes A/S, Class B	67,112	3,317,532
Pandora A/S	22,996	1,439,193
Tryg A/S	135,548	3,277,179
Vestas Wind Systems A/S	41,556	2,607,071

		48,549,499
Egypt — 0.0%
Commercial International Bank Egypt SAE	277,092	1,240,464

Finland — 0.4%
Fortum OYJ	75,443	1,589,513
Metso OYJ	77,352	2,446,134
Neste OYJ	26,836	2,212,378
Nokia OYJ	1,098,846	6,225,234
Nordea Bank Abp	699,037	6,087,328
Sampo OYJ, Class A	138,108	6,362,607
Stora Enso OYJ, Class R	149,124	2,248,078
UPM-Kymmene OYJ	205,264	6,607,435
Wartsila OYJ Abp	78,632	1,341,309

		35,120,016
France — 3.3%
Accor SA, NVS	85,938	3,935,776
Air Liquide SA	78,339	9,497,530
Airbus SE	118,312	13,098,353
Alstom SA, NVS	55,704	2,439,410
Arkema SA, NVS	18,088	1,901,489
Atos SE	24,276	2,084,398
AXA SA, NVS	373,496	9,369,414
BNP Paribas SA	218,065	11,397,728
Bouygues SA, NVS	84,674	3,093,100
Capgemini SE	66,472	8,134,135
Carrefour SA, NVS	325,935	6,333,503
Cie. de Saint-Gobain, NVS	125,588	4,729,966
Cie. Generale des Etablissements Michelin SCA, NVS	56,276	5,785,899
Credit Agricole SA	324,216	4,161,372
Danone SA, NVS	117,835	8,355,236
Edenred, NVS	92,712	3,522,235
Engie SA	368,376	4,914,746
EssilorLuxottica SA, NVS	69,672	9,532,225
Getlink, NVS	161,148	2,029,473
Hermes International, NVS	6,356	3,636,840

Security	Shares	Value
France (continued)
Iliad SA, NVS(b)	10,336	$1,197,470
Ingenico Group SA, NVS	30,676	2,177,205
Kering SA, NVS	22,356	9,970,067
Legrand SA	54,356	3,556,093
L’Oreal SA	50,603	11,404,071
LVMH Moet Hennessy Louis Vuitton SE, NVS	59,532	18,131,286
Orange SA, NVS	398,849	6,245,474
Pernod Ricard SA, NVS	65,192	9,957,105
Publicis Groupe SA, NVS	67,112	3,896,352
Renault SA, NVS	39,636	2,967,174
Safran SA, NVS	67,112	8,672,501
Sanofi, NVS	232,784	20,794,506
Schneider Electric SE, NVS	111,411	8,073,938
SES SA	120,232	2,584,942
Societe Generale SA, NVS	149,628	5,506,527
STMicroelectronics NV	199,504	3,033,563
Suez	96,254	1,394,339
TOTAL SA, NVS	479,008	28,200,758
Unibail-Rodamco-Westfield	24,589	4,465,490
Unibail-Rodamco-Westfield, New(a)	6,916	1,255,981
Valeo SA, NVS	65,892	2,131,511
Veolia Environnement SA, NVS	109,992	2,195,917
Vinci SA	93,550	8,361,026
Vivendi SA, NVS	234,338	5,666,123
Wendel SA, NVS	12,756	1,656,334

		291,448,581
Germany — 2.5%
1&1 Drillisch AG	42,836	1,914,232
adidas AG	43,282	10,200,455
Allianz SE, Registered	89,722	18,750,072
BASF SE	187,388	14,444,121
Bayer AG, Registered	190,570	14,635,412
Bayerische Motoren Werke AG	72,872	6,294,127
Beiersdorf AG	28,116	2,911,713
Commerzbank AG(a)	282,660	2,670,713
Continental AG	17,876	2,956,128
Covestro AG(d)	33,592	2,174,067
Daimler AG, Registered	173,948	10,319,721
Deutsche Bank AG, Registered	411,212	4,030,704
Deutsche Boerse AG	51,211	6,490,051
Deutsche Post AG, Registered	221,939	7,028,527
Deutsche Telekom AG, Registered	645,916	10,608,235
Deutsche Wohnen SE	90,792	4,160,137
E.ON SE	409,932	3,974,033
Fresenius Medical Care AG & Co. KGaA	68,392	5,371,712
Fresenius SE & Co. KGaA	76,718	4,892,155
GEA Group AG	36,436	1,108,883
HeidelbergCement AG	36,567	2,485,933
Henkel AG & Co. KGaA	29,716	2,915,796
Infineon Technologies AG	266,691	5,351,503
LANXESS AG	37,716	2,340,119
MAN SE	31,956	3,331,111
Merck KGaA	26,196	2,808,451
METRO AG	69,696	1,050,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	41,610	8,955,418
OSRAM Licht AG	41,556	1,686,585
ProSiebenSat.1 Media SE	63,308	1,464,749
Puma SE	1,742	896,093
RWE AG	112,552	2,196,015

217

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
SAP SE	192,638	$20,661,285
Siemens AG, Registered	155,388	17,909,056
thyssenkrupp AG	126,723	2,667,062
Vonovia SE	103,592	4,744,292
Wirecard AG	36,436	6,828,339
Zalando SE(a)(b)(d)	33,236	1,287,905

		224,515,198
Greece — 0.0%
Alpha Bank AE(a)	388,740	588,016
Eurobank Ergasias SA(a)	572,880	386,215
JUMBO SA	45,752	667,690
National Bank of Greece SA(a)	221,331	383,692
Piraeus Bank SA(a)(b)	118,112	173,975

		2,199,588
Hong Kong — 1.1%
AIA Group Ltd.	2,423,200	18,345,399
Bank of East Asia Ltd. (The)	631,200	2,045,116
CK Asset Holdings Ltd.	938,016	6,090,391
CK Hutchison Holdings Ltd.	753,016	7,583,567
CLP Holdings Ltd.	646,000	7,243,335
Galaxy Entertainment Group Ltd.	596,000	3,223,512
Hang Lung Properties Ltd.	1,236,000	2,238,845
Hang Seng Bank Ltd.	215,900	5,056,412
Henderson Land Development Co. Ltd.(b)	1,018,458	4,741,908
Hong Kong & China Gas Co. Ltd.	3,776,755	7,207,217
Hong Kong Exchanges & Clearing Ltd.	193,200	5,126,107
Link REIT	618,000	5,478,863
Melco Resorts & Entertainment Ltd., ADR	94,316	1,568,475
New World Development Co. Ltd.	2,102,666	2,666,084
Sands China Ltd.	494,400	1,948,741
Swire Pacific Ltd., Class A	323,000	3,351,794
Techtronic Industries Co. Ltd.	618,000	2,893,155
WH Group Ltd.(d)	2,218,000	1,553,285
Wharf Holdings Ltd. (The)	561,200	1,400,244
Wharf Real Estate Investment Co. Ltd.	561,200	3,475,554

		93,238,004
Hungary — 0.0%
OTP Bank Nyrt	113,449	4,073,649

Indonesia — 0.3%
Astra International Tbk PT	5,563,600	2,891,132
Bank Central Asia Tbk PT	3,963,600	6,166,035
Bank Mandiri Persero Tbk PT	3,196,514	1,440,297
Bank Negara Indonesia Persero Tbk PT	2,684,788	1,293,608
Bank Rakyat Indonesia Persero Tbk PT	12,791,200	2,650,372
Charoen Pokphand Indonesia Tbk PT	2,898,045	1,048,462
Indocement Tunggal Prakarsa Tbk PT	476,300	542,016
Indofood Sukses Makmur Tbk PT	1,752,300	688,702
Kalbe Farma Tbk PT	7,223,200	650,931
Semen Indonesia Persero Tbk PT	955,600	565,723
Telekomunikasi Indonesia Persero Tbk PT	7,671,200	1,942,715
Unilever Indonesia Tbk PT	315,600	897,340
United Tractors Tbk PT	660,606	1,455,701

		22,233,034
Ireland — 0.5%
Bank of Ireland Group PLC	239,020	1,696,697
CRH PLC	193,800	5,803,631
Kerry Group PLC, Class A	41,990	4,305,696
Linde PLC	74,792	12,375,832

Security	Shares	Value
Ireland (continued)
Linde PLC, New, NVS(a)	72,820	$11,951,452
Paddy Power Betfair PLC	22,610	1,952,110
Smurfit Kappa Group PLC	65,936	2,150,118

		40,235,536
Israel — 0.2%
Israel Chemicals Ltd.	216,924	1,250,655
Mizrahi Tefahot Bank Ltd.	154,748	2,605,880
Nice Ltd.(a)	55,636	5,895,126
Teva Pharmaceutical Industries Ltd., ADR, NVS	209,304	4,181,894

		13,933,555
Italy — 0.7%
Assicurazioni Generali SpA	200,144	3,238,319
Atlantia SpA	148,988	2,998,079
CNH Industrial NV	355,576	3,700,903
Davide Campari-Milano SpA, NVS	298,660	2,299,405
Enel SpA	1,116,648	5,483,452
Eni SpA	461,088	8,205,372
Ferrari NV	30,036	3,522,340
Fiat Chrysler Automobiles NV(a)	238,544	3,635,295
Intesa Sanpaolo SpA	2,703,388	5,982,180
Leonardo SpA(b)	149,247	1,621,710
Luxottica Group SpA	46,676	2,936,243
Mediobanca Banca di Credito Finanziario SpA	343,416	3,016,360
Recordati SpA	53,716	1,821,017
Snam SpA	951,020	3,937,378
Telecom Italia SpA/Milano(a)	2,583,156	1,519,617
Tenaris SA	99,112	1,475,045
Terna Rete Elettrica Nazionale SpA	475,374	2,458,811
UniCredit SpA	390,732	5,009,805

		62,861,331
Japan — 7.5%
Acom Co. Ltd.	379,600	1,402,625
Aisin Seiki Co. Ltd.	59,600	2,342,174
Ajinomoto Co. Inc.	187,600	3,036,209
Alps Electric Co. Ltd.	59,600	1,415,338
Asahi Group Holdings Ltd.	187,600	8,258,356
Asics Corp.	123,600	1,796,145
Astellas Pharma Inc.	560,800	8,681,207
Bandai Namco Holdings Inc.	123,600	4,397,271
Bridgestone Corp.	194,400	7,515,548
Canon Inc.	251,600	7,183,157
Casio Computer Co. Ltd.	123,600	1,867,334
Central Japan Railway Co.	59,600	11,433,609
Chugoku Electric Power Co. Inc. (The)	187,600	2,413,674
Concordia Financial Group Ltd.	635,600	2,917,379
Dai-ichi Life Holdings Inc.	251,600	4,762,019
Daiichi Sankyo Co. Ltd.	123,600	4,724,739
Daikin Industries Ltd.	59,600	6,931,461
Daiwa House Industry Co. Ltd.	187,600	5,666,815
Daiwa House REIT Investment Corp.	1,236	2,705,170
Daiwa Securities Group Inc.	635,600	3,643,344
Denso Corp.	123,600	5,530,814
East Japan Railway Co.	123,600	10,815,205
Eisai Co. Ltd.	59,600	4,970,055
FANUC Corp.	59,600	10,422,276
Fast Retailing Co. Ltd.	9,000	4,551,238
FUJIFILM Holdings Corp.	187,600	8,133,683
Fujitsu Ltd.	59,600	3,623,900
Hitachi Ltd.	251,600	7,718,215

218

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Honda Motor Co. Ltd.	379,600	$10,901,454
Hoya Corp.	123,600	7,024,681
ITOCHU Corp.	315,600	5,858,686
Japan Post Holdings Co. Ltd.	315,600	3,747,322
Japan Tobacco Inc.	251,600	6,479,778
JFE Holdings Inc.	123,600	2,333,894
JTEKT Corp.	88,300	1,102,430
JXTG Holdings Inc.	891,680	6,077,535
Kakaku.com Inc.	123,600	2,241,896
Kansai Electric Power Co. Inc. (The)	187,600	2,876,628
Kao Corp.	123,600	8,248,032
KDDI Corp.	379,600	9,466,875
Keikyu Corp.(b)	315,600	4,672,966
Keyence Corp.	20,000	9,800,186
Kintetsu Group Holdings Co. Ltd.	123,600	4,742,262
Kirin Holdings Co. Ltd.	187,600	4,485,744
Komatsu Ltd.	251,600	6,564,496
Kubota Corp.	187,600	2,962,236
Kyocera Corp.	123,600	6,722,403
Kyushu Electric Power Co. Inc.	251,600	2,929,444
Lion Corp.	59,600	1,119,596
M3 Inc.	123,600	1,991,093
Marubeni Corp.	635,600	5,160,607
Mazda Motor Corp.	193,800	2,101,911
MINEBEA MITSUMI Inc.	129,200	1,977,125
MISUMI Group Inc.	129,200	2,594,189
Mitsubishi Chemical Holdings Corp.	763,600	5,961,703
Mitsubishi Corp.	315,600	8,892,898
Mitsubishi Electric Corp.	507,600	6,447,606
Mitsubishi Estate Co. Ltd.	193,800	3,100,491
Mitsubishi Heavy Industries Ltd.	123,600	4,368,795
Mitsubishi Motors Corp.	258,400	1,627,951
Mitsubishi UFJ Financial Group Inc.	2,683,600	16,283,986
Mitsui & Co. Ltd.	443,600	7,411,349
Mitsui Fudosan Co. Ltd.	202,200	4,558,033
Mizuho Financial Group Inc.	5,115,600	8,793,819
MS&AD Insurance Group Holdings Inc.	193,800	5,848,946
Murata Manufacturing Co. Ltd.	59,600	9,065,030
NEC Corp.	125,400	3,600,159
Nexon Co. Ltd.(a)	123,600	1,408,441
Nidec Corp.	59,900	7,690,851
Nintendo Co. Ltd.	10,100	3,146,657
Nippon Prologis REIT Inc.	1,938	3,908,456
Nippon Steel & Sumitomo Metal Corp.	187,934	3,475,418
Nippon Telegraph & Telephone Corp.	187,600	7,895,973
Nissan Motor Co. Ltd.	635,600	5,786,886
Nitto Denko Corp.	59,600	3,737,972
Nomura Holdings Inc.	795,600	3,859,740
Nomura Real Estate Master Fund Inc.	2,516	3,261,626
NTT DOCOMO Inc.	343,820	8,665,952
Olympus Corp.	59,600	1,990,980
Ono Pharmaceutical Co. Ltd.	123,600	2,816,882
ORIX Corp.	379,600	6,192,403
Otsuka Holdings Co. Ltd.	129,200	6,191,251
Panasonic Corp.	507,600	5,620,010
Rakuten Inc.	315,600	2,136,533
Recruit Holdings Co. Ltd.	258,400	6,953,709
Renesas Electronics Corp.(a)	187,600	994,061
Resona Holdings Inc.	635,600	3,351,043
SBI Holdings Inc./Japan	123,630	3,243,706

Security	Shares	Value
Japan (continued)
Secom Co. Ltd.	59,600	$4,885,558
Seven & i Holdings Co. Ltd.	187,600	8,133,683
Seven Bank Ltd.	516,800	1,616,503
Shin-Etsu Chemical Co. Ltd.	123,600	10,370,550
Shionogi & Co. Ltd.	59,600	3,819,301
Shiseido Co. Ltd.	123,600	7,816,519
SoftBank Group Corp.	187,600	15,040,581
Sompo Holdings Inc.	129,200	5,357,813
Sony Corp.	315,600	17,170,564
Subaru Corp.	193,800	5,242,758
Sumitomo Chemical Co. Ltd.	635,600	3,187,715
Sumitomo Corp.	471,100	7,152,805
Sumitomo Electric Industries Ltd.	315,600	4,312,217
Sumitomo Mitsui Financial Group Inc.	323,000	12,633,220
Sumitomo Mitsui Trust Holdings Inc.	123,608	4,922,195
Suzuki Motor Corp.	123,600	6,187,940
T&D Holdings Inc.	251,600	4,055,296
Takeda Pharmaceutical Co. Ltd.	187,600	7,596,757
TDK Corp.	59,600	5,149,085
Terumo Corp.	123,600	6,669,833
Tohoku Electric Power Co. Inc.	251,600	3,183,597
Tokio Marine Holdings Inc.	187,600	8,886,709
Tokyo Electric Power Co. Holdings Inc.(a)	443,600	2,271,949
Tokyo Electron Ltd.	59,600	8,283,426
Tokyo Gas Co. Ltd.	123,600	3,045,781
Toray Industries Inc.	635,600	4,516,305
Toshiba Corp.(a)	193,800	5,804,298
Toyota Motor Corp.	507,600	29,752,993
Unicharm Corp.	129,200	3,516,923
USS Co. Ltd.	251,600	4,541,307
Yaskawa Electric Corp.	59,600	1,724,283
ZOZO Inc.	59,600	1,435,935

		669,616,144
Malaysia — 0.2%
AirAsia Group Bhd(b)	1,659,600	1,043,075
Alliance Bank Malaysia Bhd	1,366,500	1,293,187
CIMB Group Holdings Bhd	964,500	1,318,423
Dialog Group Bhd	969,000	785,019
DiGi.Com Bhd(b)	1,019,600	1,050,179
Genting Bhd	252,000	442,031
Genting Plantations Bhd	379,600	875,407
Hong Leong Bank Bhd(b)	152,300	753,402
Hong Leong Financial Group Bhd	315,600	1,386,242
IHH Healthcare Bhd	1,787,600	2,135,978
IOI Properties Group Bhd(b)	1,433,818	448,871
Malaysia Airports Holdings Bhd(b)	352,200	698,592
Maxis Bhd(b)	627,400	784,156
Petronas Gas Bhd	187,600	819,531
PPB Group Bhd	379,600	1,520,396
Press Metal Aluminium Holdings Bhd(b)	516,800	597,757
Public Bank Bhd	456,470	2,683,513
RHB Bank Bhd, New(a)(c)	146,400	—
Telekom Malaysia Bhd	827,600	470,711
Tenaga Nasional Bhd	251,600	883,862
YTL Corp. Bhd	1,982,900	502,300

		20,492,632
Mexico — 0.3%
Alfa SAB de CV, Class A	1,102,800	1,165,915
America Movil SAB de CV, Series L, NVS	6,519,200	4,735,442

219

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Mexico (continued)
Cemex SAB de CV, CPO(a)	4,578,854	$2,292,706
Fomento Economico Mexicano SAB de CV	699,600	5,965,825
Grupo Financiero Banorte SAB de CV, Class O	551,400	3,043,033
Grupo Mexico SAB de CV, Series B	827,628	1,915,507
Grupo Televisa SAB, CPO	507,600	1,467,831
Mexichem SAB de CV	391,323	1,036,906
Wal-Mart de Mexico SAB de CV	1,531,600	3,923,728

		25,546,893
Netherlands — 1.0%
Aegon NV	399,052	2,454,247
AerCap Holdings NV(a)	33,592	1,682,287
Akzo Nobel NV	83,386	7,018,009
ArcelorMittal	150,268	3,752,554
ASML Holding NV	78,812	13,476,838
Heineken NV	61,396	5,537,351
ING Groep NV	728,469	8,650,102
Koninklijke Ahold Delhaize NV	241,604	5,537,948
Koninklijke DSM NV	35,796	3,138,427
Koninklijke KPN NV	883,224	2,337,720
Koninklijke Philips NV(b)	251,462	9,379,530
NN Group NV	67,752	2,917,122
NXP Semiconductors NV	78,166	5,861,668
Unilever NV, CVA	273,700	14,738,246
Wolters Kluwer NV	80,552	4,578,073

		91,060,122
New Zealand — 0.0%
Auckland International Airport Ltd.	364,825	1,665,233
Fisher & Paykel Healthcare Corp. Ltd.	98,192	872,023

		2,537,256
Norway — 0.2%
DNB ASA	199,504	3,621,001
Equinor ASA	228,368	5,958,525
Orkla ASA	562,400	4,867,248
Telenor ASA	230,224	4,236,092
Yara International ASA	45,866	1,979,262

		20,662,128
Pakistan — 0.0%
Habib Bank Ltd.	123,600	135,995
Lucky Cement Ltd.	29,800	111,872
MCB Bank Ltd.	59,600	89,039
Oil & Gas Development Co. Ltd.	123,600	148,404
United Bank Ltd./Pakistan	152,000	172,100

		657,410
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR, NVS	165,628	2,292,292
Credicorp Ltd.	20,437	4,612,835

		6,905,127
Philippines — 0.1%
Aboitiz Equity Ventures Inc.	581,960	511,207
Aboitiz Power Corp.	1,619,500	1,020,038
Ayala Land Inc.	1,723,600	1,277,278
Bank of the Philippine Islands	1,024,704	1,573,300
BDO Unibank Inc.	1,151,955	2,635,255
Jollibee Foods Corp.	506,030	2,610,303
Metropolitan Bank & Trust Co.	83,989	102,897
Security Bank Corp.	185,160	499,712
SM Prime Holdings Inc.	3,144,725	1,986,575

		12,216,565

Security	Shares	Value
Poland — 0.1%
Alior Bank SA(a)	106,485	$1,605,385
Bank Millennium SA(a)	831,428	1,916,568
Bank Polska Kasa Opieki SA	23,636	646,040
CCC SA	14,036	611,925
Cyfrowy Polsat SA(a)	169,468	977,730
KGHM Polska Miedz SA(a)	23,636	536,084
mBank SA	10,196	995,498
Powszechna Kasa Oszczednosci Bank Polski SA	220,424	2,297,720

		9,586,950
Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(c)	1	—
EDP — Energias de Portugal SA	815,428	2,867,848
Jeronimo Martins SGPS SA	156,668	1,927,787

		4,795,635
Qatar — 0.1%
Ezdan Holding Group QSC(a)	227,024	679,528
Masraf Al Rayan QSC	214,864	2,233,323
Ooredoo QPSC	41,556	783,151
Qatar Insurance Co. SAQ	120,156	1,206,508
Qatar National Bank QPSC	82,042	4,377,129

		9,279,639
Russia — 0.4%
Lukoil PJSC, ADR, NVS	136,188	10,165,072
MMC Norilsk Nickel PJSC, ADR, NVS	144,621	2,393,478
Mobile TeleSystems PJSC, ADR, NVS	276,260	2,212,843
Novatek PJSC, GDR, NVS	37,468	6,350,826
Sberbank of Russia PJSC, ADR	486,688	5,742,918
Surgutneftegas PJSC, ADR, NVS	286,095	1,138,658
Tatneft PJSC, ADR	92,072	6,487,393

		34,491,188
Singapore — 0.4%
Ascendas REIT	2,054,199	3,738,144
CapitaLand Ltd.	2,491,600	5,649,642
CapitaLand Mall Trust	1,915,600	2,918,772
DBS Group Holdings Ltd.	315,600	5,346,603
Genting Singapore Ltd.	1,915,600	1,217,308
Keppel Corp. Ltd.	576,000	2,578,856
Oversea-Chinese Banking Corp. Ltd.(b)	525,600	4,076,360
Singapore Press Holdings Ltd.(b)	236,000	451,618
Singapore Telecommunications Ltd.	2,043,600	4,663,328
United Overseas Bank Ltd.	233,600	4,112,628

		34,753,259
South Africa — 0.6%
Bid Corp. Ltd.	77,992	1,461,414
Capitec Bank Holdings Ltd.	38,356	2,573,310
FirstRand Ltd.	1,082,132	4,712,903
Fortress REIT Ltd., Series B	400,972	390,755
Gold Fields Ltd.	187,388	497,332
Growthpoint Properties Ltd.	902,380	1,384,164
MMI Holdings Ltd./South Africa(a)	1,029,652	1,244,682
Mr. Price Group Ltd.	134,268	2,100,187
MTN Group Ltd.	344,065	1,992,216
Naspers Ltd., Class N	95,912	16,840,371
Nedbank Group Ltd.	50,827	856,809
Old Mutual Ltd.	107,844	165,714
Old Mutual Ltd.	1,475,696	2,224,972
PSG Group Ltd.	89,512	1,333,564
Redefine Properties Ltd.	2,099,028	1,363,222
Sanlam Ltd.	967,616	4,866,176

220

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
Sappi Ltd.	367,736	$2,065,523
Sasol Ltd.	127,999	4,195,481
Standard Bank Group Ltd.	426,600	4,718,637
Woolworths Holdings Ltd./South Africa	295,460	1,019,066

		56,006,498
South Korea — 1.5%
Amorepacific Corp.	10,836	1,454,880
AMOREPACIFIC Group	15,956	869,525
BGF retail Co. Ltd.	4,564	674,858
Celltrion Inc.(a)(b)	18,991	3,624,714
CJ CheilJedang Corp.	4,436	1,261,256
CJ Corp.	7,752	741,493
CJ ENM Co. Ltd.	6,555	1,300,013
Coway Co. Ltd.	19,156	1,181,753
Doosan Heavy Industries & Construction Co. Ltd.(a)	59,432	571,085
GS Engineering & Construction Corp.	36,192	1,325,976
GS Retail Co. Ltd.	18,516	583,322
Hana Financial Group Inc.	49,929	1,678,102
Hankook Tire Co. Ltd.	19,156	695,940
Hanmi Pharm Co. Ltd.	3,914	1,337,811
Hanmi Science Co. Ltd.	15,004	878,212
Hanwha Corp.	65,192	1,607,560
HDC Holdings Co. Ltd.	1	15
HLB Inc.(a)	10,982	834,576
Hyundai Glovis Co. Ltd.	5,076	507,800
Hyundai Heavy Industries Co. Ltd.(a)	12,990	1,419,205
Hyundai Heavy Industries Holdings Co. Ltd.(a)	2,948	922,261
Hyundai Marine & Fire Insurance Co. Ltd.	32,300	1,184,801
Hyundai Mobis Co. Ltd.	12,756	2,126,840
Hyundai Motor Co.	32,596	3,046,355
Hyundai Steel Co.	18,088	662,695
KB Financial Group Inc.	77,520	3,224,473
KCC Corp.	5,076	1,100,234
Kia Motors Corp.	44,116	1,099,464
Korea Aerospace Industries Ltd.(a)	38,220	970,970
Korea Electric Power Corp.	50,516	1,201,337
Korea Zinc Co. Ltd.	2,516	836,790
KT Corp.	49,140	1,233,297
KT&G Corp.	21,444	1,910,022
LG Chem Ltd.	8,916	2,714,977
LG Corp.	16,596	965,570
LG Display Co. Ltd.	75,432	1,092,210
LG Electronics Inc.	19,796	1,099,633
LG Household & Health Care Ltd.	1,876	1,718,699
Lotte Chemical Corp.	7,636	1,758,984
Lotte Corp.(a)	46,512	1,940,806
Lotte Shopping Co. Ltd.	2,584	438,773
Mirae Asset Daewoo Co. Ltd.	164,084	925,857
NAVER Corp.	27,095	2,722,458
NCSoft Corp.	3,796	1,430,724
OCI Co. Ltd.	11,476	858,019
Orion Corp./Republic of Korea	8,342	696,173
Ottogi Corp.	1,236	714,777
POSCO	13,742	3,111,260
Samsung Biologics Co. Ltd.(a)(d)	4,436	1,508,446
Samsung C&T Corp.	24,548	2,337,289
Samsung Electronics Co. Ltd.	991,296	36,883,814
Samsung Fire & Marine Insurance Co. Ltd.	10,196	2,491,849
Samsung SDI Co. Ltd.	17,876	3,694,263
Shinhan Financial Group Co. Ltd.	68,867	2,571,446

Security	Shares	Value
South Korea (continued)
SK Holdings Co. Ltd.	9,556	$2,192,878
SK Hynix Inc.	117,032	7,004,153
SK Innovation Co. Ltd.	25,556	4,788,036
SK Telecom Co. Ltd.	6,996	1,645,323
Woori Bank	61,320	847,519

		130,221,571
Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	85,461	3,206,092
Amadeus IT Group SA	95,290	7,685,183
Banco Bilbao Vizcaya Argentaria SA	1,246,480	6,899,200
Banco de Sabadell SA	1,786,932	2,358,755
Banco Santander SA	3,106,467	14,765,480
Bankia SA	530,164	1,669,351
CaixaBank SA	745,712	3,025,689
Ferrovial SA	143,064	2,869,145
Grifols SA	128,286	3,661,477
Iberdrola SA	1,182,661	8,383,124
Industria de Diseno Textil SA	264,100	7,460,013
International Consolidated Airlines Group SA	273,700	2,114,989
Red Electrica Corp. SA	194,884	4,040,882
Repsol SA	390,087	6,994,458
Telefonica SA	835,996	6,856,013

		81,989,851
Sweden — 0.8%
Assa Abloy AB, Class B	164,084	3,276,402
Atlas Copco AB, Class A	262,276	6,502,592
Boliden AB	141,948	3,248,293
Electrolux AB, Series B	31,956	665,014
Epiroc AB, Class A(a)	283,940	2,496,517
Essity AB, Class B	100,776	2,303,370
Hennes & Mauritz AB, Class B	216,784	3,836,301
Hexagon AB, Class B	49,096	2,409,758
Investor AB, Class B	94,218	4,089,443
Lundin Petroleum AB	90,152	2,755,940
Millicom International Cellular SA, SDR	21,716	1,228,396
Sandvik AB	393,932	6,245,363
Skandinaviska Enskilda Banken AB, Class A	312,487	3,239,851
SKF AB, Class B	81,615	1,312,670
Svenska Handelsbanken AB, Class A	470,688	5,126,239
Swedbank AB, Class A	186,108	4,196,731
Telefonaktiebolaget LM Ericsson, Class B	689,436	6,018,054
Telia Co. AB	485,414	2,191,339
Volvo AB, Class B	407,372	6,097,409

		67,239,682
Switzerland — 2.7%
ABB Ltd., Registered	465,688	9,398,018
Adecco Group AG, Registered	35,796	1,755,815
Barry Callebaut AG, Registered	1,876	3,672,178
Cie. Financiere Richemont SA, Registered	120,390	8,820,701
Coca-Cola HBC AG	79,912	2,358,684
Credit Suisse Group AG, Registered	404,575	5,317,111
Geberit AG, Registered	9,044	3,545,133
Givaudan SA, Registered	3,156	7,668,023
Julius Baer Group Ltd.	88,334	4,043,043
Kuehne + Nagel International AG, Registered	5,716	796,114
LafargeHolcim Ltd., Registered	123,386	5,722,196
Lonza Group AG, Registered	28,756	9,053,609
Nestle SA, Registered	612,040	51,791,276
Novartis AG, Registered	437,452	38,374,356

221

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Partners Group Holding AG	4,522	$3,225,504
Roche Holding AG, NVS	136,828	33,339,838
Schindler Holding AG, Participation Certificates, NVS	12,834	2,709,953
Schindler Holding AG, Registered	5,722	1,190,021
SGS SA, Registered	1,236	2,939,171
Sika AG, Registered	37,592	4,828,399
Sonova Holding AG, Registered	12,756	2,086,688
Swatch Group AG (The), Bearer	8,276	2,803,918
Swiss Prime Site AG, Registered	22,610	1,838,650
Swiss Re AG	85,032	7,689,145
Swisscom AG, Registered	4,436	2,034,765
Temenos AG, Registered	16,796	2,312,602
UBS Group AG, Registered	655,429	9,180,828
Vifor Pharma AG	19,156	2,771,802
Zurich Insurance Group AG	28,142	8,762,376

		240,029,917
Taiwan — 1.3%
Acer Inc.	3,156,000	2,213,270
ASE Technology Holding Co. Ltd.	1,612,873	3,252,538
Cathay Financial Holding Co. Ltd.	1,236,000	1,957,276
Chang Hwa Commercial Bank Ltd.	5,361,535	3,040,912
China Airlines Ltd.	4,436,000	1,313,181
China Development Financial Holding Corp.	16,644,000	5,341,270
China Steel Corp.	1,961,305	1,546,581
Chunghwa Telecom Co. Ltd.	1,876,140	6,639,218
CTBC Financial Holding Co. Ltd.	3,286,142	2,193,027
E.Sun Financial Holding Co. Ltd.	1,509,054	999,761
Eva Airways Corp.	4,665,470	2,133,484
Far EasTone Telecommunications Co. Ltd.	596,000	1,419,552
First Financial Holding Co. Ltd.	2,005,107	1,266,841
Formosa Plastics Corp.	658,160	2,148,278
Formosa Taffeta Co. Ltd.	1,236,000	1,344,130
Highwealth Construction Corp.	1,236,000	1,811,479
Hon Hai Precision Industry Co. Ltd.	2,602,000	6,626,300
HTC Corp.(a)	596,000	647,177
Hua Nan Financial Holdings Co. Ltd.	4,039,505	2,278,039
MediaTek Inc.	596,000	4,381,928
Mega Financial Holding Co. Ltd.	1,355,287	1,145,356
Nan Ya Plastics Corp.	601,830	1,495,677
SinoPac Financial Holdings Co. Ltd.	5,814,842	1,973,171
Taishin Financial Holding Co. Ltd.	2,027,789	901,079
Taiwan Business Bank	8,017,897	2,643,007
Taiwan Cooperative Financial Holding Co. Ltd.	5,024,196	2,825,227
Taiwan Mobile Co. Ltd.	596,000	2,128,365
Taiwan Semiconductor Manufacturing Co. Ltd.	5,076,000	38,386,194
Uni-President Enterprises Corp.	3,246,600	7,858,654
United Microelectronics Corp.	6,996,000	2,667,899

		114,578,871
Thailand — 0.2%
Bangkok Dusit Medical Services PCL, NVDR	3,259,600	2,409,056
Bangkok Expressway & Metro PCL, NVDR	11,767,200	3,017,231
Central Pattana PCL, NVDR	1,625,500	3,873,740
Charoen Pokphand Foods PCL, NVDR	2,427,600	1,849,077
Energy Absolute PCL, NVDR(b)	827,600	1,235,783
Glow Energy PCL, NVDR	1,485,800	3,753,718
Indorama Ventures PCL, NVDR	1,979,633	3,239,671
Kasikornbank PCL, NVDR(b)	233,623	1,405,966

		20,784,242

Security	Shares	Value
Turkey — 0.1%
Akbank T.A.S	331,256	$390,770
Anadolu Efes Biracilik Ve Malt Sanayii AS	87,214	292,462
Arcelik AS(b)	126,723	351,223
BIM Birlesik Magazalar AS	52,762	747,649
Coca-Cola Icecek AS	72,948	358,797
TAV Havalimanlari Holding AS	132,109	548,401
Turk Hava Yollari AO(a)	342,863	859,712
Turkiye Garanti Bankasi AS	607,560	757,918
Turkiye Sise ve Cam Fabrikalari AS	1,111,357	938,147
Turkiye Vakiflar Bankasi TAO, Class D	579,400	353,640

		5,598,719
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	576,244	1,269,177
Aldar Properties PJSC	2,599,156	1,224,181
DP World Ltd.	69,335	1,247,337
Emaar Properties PJSC	1,034,132	1,435,864

		5,176,559
United Kingdom — 5.4%
3i Group PLC	532,724	5,977,801
Anglo American PLC	282,660	6,050,298
Antofagasta PLC	99,112	993,873
Aptiv PLC	57,105	4,385,664
Ashtead Group PLC	102,312	2,530,262
Associated British Foods PLC	50,516	1,540,087
AstraZeneca PLC	262,180	20,066,522
Auto Trader Group PLC(d)	424,012	2,219,136
Aviva PLC	592,299	3,242,930
BAE Systems PLC	762,402	5,122,127
Barclays PLC	3,089,818	6,810,323
Barratt Developments PLC	187,340	1,230,380
Berkeley Group Holdings PLC	27,778	1,242,621
BHP Billiton PLC	408,272	8,150,562
BP PLC	3,669,768	26,600,948
British American Tobacco PLC	470,185	20,387,424
British Land Co. PLC (The)	193,744	1,465,533
BT Group PLC	1,649,431	5,069,735
Burberry Group PLC	98,472	2,278,646
Carnival PLC	84,824	4,620,402
Centrica PLC	1,504,224	2,829,216
Compass Group PLC	460,754	9,066,414
Diageo PLC	433,720	15,010,115
Experian PLC	351,096	8,086,245
Ferguson PLC	88,690	5,986,886
Fresnillo PLC	110,632	1,199,581
G4S PLC	326,136	895,948
GlaxoSmithKline PLC	988,176	19,081,037
Glencore PLC	2,364,452	9,633,024
HSBC Holdings PLC	3,715,848	30,619,356
Imperial Brands PLC	192,638	6,530,177
Intertek Group PLC	40,276	2,412,569
J Sainsbury PLC	684,165	2,720,484
Johnson Matthey PLC	80,552	3,059,969
Kingfisher PLC	354,030	1,152,165
Land Securities Group PLC	331,684	3,615,939
Legal & General Group PLC	2,266,892	7,284,748
Lloyds Banking Group PLC	11,938,652	8,728,686
London Stock Exchange Group PLC	51,680	2,849,371
Marks & Spencer Group PLC	664,476	2,513,140
Mediclinic International PLC	99,112	476,801

222

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Melrose Industries PLC	1,104,660	$2,380,459
Micro Focus International PLC	110,632	1,722,471
National Grid PLC	719,866	7,627,052
Next PLC	29,396	1,954,660
NMC Health PLC	47,956	2,164,260
Pearson PLC	247,100	2,837,167
Persimmon PLC	53,618	1,571,628
Prudential PLC	551,511	11,067,202
Randgold Resources Ltd.	32,475	2,551,937
Reckitt Benckiser Group PLC	131,784	10,663,945
RELX PLC	689,436	13,654,361
Rio Tinto PLC	245,584	11,935,187
Rolls-Royce Holdings PLC	447,692	4,799,401
Royal Bank of Scotland Group PLC	664,734	2,007,895
Royal Dutch Shell PLC, Class A	764,075	24,412,293
Royal Dutch Shell PLC, Class B	842,384	27,608,525
RSA Insurance Group PLC	272,420	1,964,589
Severn Trent PLC	54,264	1,291,726
Shire PLC	200,144	11,969,625
Smith & Nephew PLC	343,561	5,590,473
SSE PLC	266,090	3,881,059
St. James’s Place PLC	138,740	1,796,682
Standard Chartered PLC	709,872	4,984,177
Standard Life Aberdeen PLC	858,134	2,965,979
Taylor Wimpey PLC	849,944	1,753,915
Tesco PLC	1,801,048	4,908,648
Unilever PLC	284,026	15,048,233
Vodafone Group PLC	5,505,976	10,399,519
Weir Group PLC (The)	65,192	1,321,123
Wm Morrison Supermarkets PLC	880,024	2,789,761
WPP PLC	317,220	3,601,742

		476,962,839
United States — 55.0%
3M Co.	128,508	24,449,932
Abbott Laboratories	359,416	24,778,139
AbbVie Inc.	312,100	24,296,985
ABIOMED Inc.(a)	9,690	3,306,228
Accenture PLC, Class A	143,228	22,575,597
Activision Blizzard Inc.	143,412	9,902,599
Acuity Brands Inc.	10,196	1,281,025
Adobe Inc.(a)	103,592	25,458,770
Advance Auto Parts Inc.	19,156	3,060,363
Advanced Micro Devices Inc.(a)	187,986	3,423,225
AES Corp./VA	339,733	4,953,307
Aetna Inc.	69,672	13,822,925
Aflac Inc.	205,008	8,829,695
AGCO Corp.	32,135	1,800,845
Agilent Technologies Inc.	66,472	4,306,721
Air Products & Chemicals Inc.	54,996	8,488,633
Akamai Technologies Inc.(a)	48,051	3,471,685
Albemarle Corp.	24,548	2,435,653
Alexion Pharmaceuticals Inc.(a)	48,596	5,446,154
Align Technology Inc.(a)	15,956	3,529,467
Alkermes PLC(a)	38,114	1,556,195
Alleghany Corp.	7,752	4,656,471
Allergan PLC	71,592	11,312,252
Alliance Data Systems Corp.	10,836	2,234,166
Alliant Energy Corp.	76,712	3,297,082
Allstate Corp. (The)	71,448	6,839,003
Alnylam Pharmaceuticals Inc.(a)	21,964	1,766,565

Security	Shares	Value
United States (continued)
Alphabet Inc., Class A(a)	58,786	$64,110,836
Alphabet Inc., Class C, NVS(a)	63,308	68,168,155
Altria Group Inc.	405,452	26,370,598
Amazon.com Inc.(a)	82,688	132,136,251
Ameren Corp.	52,442	3,386,704
American Electric Power Co. Inc.	150,923	11,071,711
American Express Co.	177,004	18,183,621
American International Group Inc.	196,944	8,131,818
American Tower Corp.	86,312	13,448,273
American Water Works Co. Inc.	61,396	5,435,388
Ameriprise Financial Inc.	38,356	4,880,417
AmerisourceBergen Corp.	31,956	2,812,128
AMETEK Inc.	21,076	1,413,778
Amgen Inc.	145,148	27,983,083
Amphenol Corp., Class A	93,352	8,355,004
Anadarko Petroleum Corp.	110,135	5,859,182
Analog Devices Inc.	69,768	5,840,279
Annaly Capital Management Inc.	262,820	2,594,033
Anthem Inc.	59,528	16,404,131
Aon PLC	40,698	6,356,214
Apache Corp.	77,352	2,926,226
Apple Inc.	1,003,238	219,568,669
Applied Materials Inc.	241,744	7,948,543
Archer-Daniels-Midland Co.	145,819	6,889,948
Arconic Inc.	88,613	1,801,502
Arista Networks Inc.(a)	10,836	2,496,073
AT&T Inc.	1,419,857	43,561,213
Autodesk Inc.(a)	49,236	6,363,753
Autoliv Inc.	20,436	1,703,136
Automatic Data Processing Inc.	104,232	15,017,747
AutoZone Inc.(a)	5,716	4,192,515
AvalonBay Communities Inc.	24,276	4,257,525
Baker Hughes a GE Co.	93,550	2,496,850
Bank of America Corp.	1,960,267	53,907,343
Bank of New York Mellon Corp. (The)	220,663	10,443,980
Baxter International Inc.	108,583	6,787,523
BB&T Corp.	154,108	7,575,949
Becton Dickinson and Co.	67,973	15,667,777
Berkshire Hathaway Inc., Class B(a)	235,344	48,311,416
Best Buy Co. Inc.	65,192	4,573,871
Biogen Inc.(a)	44,756	13,617,908
BioMarin Pharmaceutical Inc.(a)	43,282	3,989,302
BlackRock Inc.(e)	24,276	9,987,632
Boeing Co. (The)	114,472	40,621,534
Booking Holdings Inc.(a)	9,179	17,206,770
BorgWarner Inc.	51,156	2,016,058
Boston Properties Inc.	40,499	4,890,659
Boston Scientific Corp.(a)	344,696	12,457,313
Brighthouse Financial Inc.(a)	34,884	1,382,453
Bristol-Myers Squibb Co.	343,580	17,364,533
Broadcom Inc.	85,672	19,146,835
Brookfield Property REIT Inc., Class A	46,853	903,794
Brown-Forman Corp., Class B, NVS	51,034	2,364,916
Bunge Ltd.	30,036	1,856,225
CA Inc.	119,510	5,301,464
Cabot Oil & Gas Corp.	126,632	3,068,293
Cadence Design Systems Inc.(a)	78,812	3,512,651
Capital One Financial Corp.	110,135	9,835,056
Cardinal Health Inc.	88,872	4,496,923
CarMax Inc.(a)	38,356	2,604,756

223

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Carnival Corp.	56,276	$3,153,707
Caterpillar Inc.	112,687	13,671,187
CBRE Group Inc., Class A(a)	67,112	2,703,942
CBS Corp., Class B, NVS	107,432	6,161,225
Celanese Corp.	19,796	1,919,024
Celgene Corp.(a)	158,588	11,354,901
Centene Corp.(a)	42,238	5,504,456
CenturyLink Inc.	200,596	4,140,301
Cerner Corp.(a)	51,796	2,966,875
CF Industries Holdings Inc.	60,756	2,918,111
CH Robinson Worldwide Inc.	48,596	4,326,502
Charles Schwab Corp. (The)	266,020	12,300,765
Charter Communications Inc., Class A(a)	38,996	12,493,149
Chemours Co. (The)	49,876	1,646,407
Cheniere Energy Inc.(a)	66,472	4,015,574
Chevron Corp.	375,326	41,905,148
Chipotle Mexican Grill Inc.(a)	5,716	2,631,246
Chubb Ltd.	91,503	11,429,640
Church & Dwight Co. Inc.	80,834	4,799,115
Cigna Corp.	58,196	12,442,887
Cisco Systems Inc.	988,096	45,205,392
CIT Group Inc.	47,316	2,241,832
Citigroup Inc.	528,884	34,620,747
Citizens Financial Group Inc.	118,312	4,418,953
Citrix Systems Inc.(a)	36,436	3,733,597
Clorox Co. (The)	28,911	4,291,838
CME Group Inc.	64,233	11,770,055
CMS Energy Corp.	74,792	3,703,700
Coca-Cola Co. (The)	761,102	36,441,564
Cognizant Technology Solutions Corp., Class A	141,948	9,798,670
Colgate-Palmolive Co.	201,425	11,994,859
Comcast Corp., Class A	978,496	37,319,837
Comerica Inc.	60,116	4,903,061
Conagra Brands Inc.	159,868	5,691,301
Concho Resources Inc.(a)	40,698	5,660,685
ConocoPhillips	227,664	15,913,714
Consolidated Edison Inc.	55,636	4,228,336
Constellation Brands Inc., Class A	36,436	7,259,144
Copart Inc.(a)	56,276	2,752,459
Corning Inc.	260,984	8,338,439
CoStar Group Inc.(a)	10,336	3,735,637
Costco Wholesale Corp.	90,152	20,611,452
Coty Inc., Class A	116,392	1,227,936
Crown Castle International Corp.	70,414	7,656,818
CSX Corp.	189,308	13,035,749
Cummins Inc.	36,567	4,998,343
CVS Health Corp.	211,143	15,284,642
Danaher Corp.	154,748	15,381,951
DaVita Inc.(a)	33,236	2,238,112
Deere & Co.	65,192	8,829,605
Dell Technologies Inc., Class V(a)	52,436	4,739,690
Delta Air Lines Inc.	49,236	2,694,686
Devon Energy Corp.	107,236	3,474,446
Diamondback Energy Inc.	27,476	3,087,203
Digital Realty Trust Inc.(b)	34,516	3,564,122
Discover Financial Services	62,036	4,322,048
DISH Network Corp., Class A(a)	50,516	1,552,862
Dollar General Corp.	54,996	6,125,454
Dollar Tree Inc.(a)	46,676	3,934,787
Dominion Energy Inc.	150,908	10,777,849

Security	Shares	Value
United States (continued)
Domino’s Pizza Inc.	10,836	$2,912,608
Dover Corp.	76,712	6,354,822
DowDuPont Inc.	429,846	23,177,296
DR Horton Inc.	115,752	4,162,442
DTE Energy Co.	30,676	3,447,982
Duke Energy Corp.	163,708	13,527,192
Duke Realty Corp.	94,632	2,609,004
DXC Technology Co.	64,552	4,701,322
Eaton Corp. PLC	115,112	8,250,077
eBay Inc.(a)	212,577	6,171,110
Ecolab Inc.	63,956	9,794,861
Edison International	105,619	7,328,902
Edwards Lifesciences Corp.(a)	42,836	6,322,594
Electronic Arts Inc.(a)	62,036	5,644,035
Eli Lilly & Co.	204,078	22,130,218
Emerson Electric Co.	120,343	8,168,883
Entergy Corp.	58,256	4,890,591
EOG Resources Inc.	121,512	12,800,074
EQT Corp.	64,600	2,194,462
Equifax Inc.	24,916	2,527,479
Equinix Inc.	15,040	5,696,250
Equity Residential	69,032	4,484,319
Essex Property Trust Inc.	17,236	4,322,444
Estee Lauder Companies Inc. (The), Class A	41,990	5,771,106
Everest Re Group Ltd.	12,116	2,639,592
Eversource Energy	50,388	3,187,545
Exelon Corp.	186,108	8,153,392
Expedia Group Inc.	24,548	3,079,056
Expeditors International of Washington Inc.	72,232	4,852,546
Express Scripts Holding Co.(a)	127,272	12,341,566
Extra Space Storage Inc.(b)	43,476	3,915,449
Exxon Mobil Corp.	837,862	66,760,844
F5 Networks Inc.(a)	22,531	3,949,234
Facebook Inc., Class A(a)	485,792	73,738,368
Fastenal Co.	49,742	2,557,236
Federal Realty Investment Trust	14,676	1,820,558
FedEx Corp.	60,116	13,245,959
Fidelity National Financial Inc.	58,196	1,946,656
Fidelity National Information Services Inc.	47,956	4,992,220
Fifth Third Bancorp	203,984	5,505,528
First Data Corp., Class A(a)	110,466	2,070,133
First Republic Bank/CA	57,556	5,237,020
FirstEnergy Corp.	109,352	4,076,643
FleetCor Technologies Inc.(a)	19,380	3,876,581
Fluor Corp.	48,186	2,113,438
FMC Corp.	26,842	2,095,823
Ford Motor Co.	644,222	6,152,320
Fortive Corp.	91,841	6,819,194
Franklin Resources Inc.	145,148	4,427,014
Freeport-McMoRan Inc.	277,540	3,233,341
Gap Inc. (The)	59,476	1,623,695
Gartner Inc.(a)	23,902	3,526,023
General Dynamics Corp.	63,316	10,927,075
General Electric Co.	1,719,210	17,364,021
General Mills Inc.	145,788	6,385,514
General Motors Co.	235,144	8,603,919
Gilead Sciences Inc.	255,184	17,398,445
Goldman Sachs Group Inc. (The)	79,272	17,865,531
Halliburton Co.	196,944	6,830,018
Hanesbrands Inc.	69,672	1,195,572

224

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Harley-Davidson Inc.	38,356	$1,465,966
Harris Corp.	25,556	3,800,433
Hartford Financial Services Group Inc. (The)	86,380	3,923,380
HCA Healthcare Inc.	55,830	7,454,980
HCP Inc.	99,752	2,748,168
Helmerich & Payne Inc.	38,356	2,389,195
Hershey Co. (The)	21,350	2,287,653
Hess Corp.	70,952	4,072,645
Hewlett Packard Enterprise Co.	345,336	5,266,374
HollyFrontier Corp.	47,316	3,190,991
Home Depot Inc. (The)	236,624	41,617,429
Honeywell International Inc.	152,588	22,097,794
Hormel Foods Corp.	58,836	2,567,603
Host Hotels & Resorts Inc.(b)	102,312	1,955,182
HP Inc.	405,692	9,793,405
Humana Inc.	28,756	9,213,710
IAC/InterActiveCorp.(a)	17,248	3,390,784
IDEXX Laboratories Inc.(a)	17,242	3,657,373
IHS Markit Ltd.(a)	105,944	5,565,238
Illinois Tool Works Inc.	90,792	11,582,335
Illumina Inc.(a)	33,236	10,341,381
Incyte Corp.(a)	45,220	2,931,160
Ingersoll-Rand PLC	85,032	8,157,970
Intel Corp.	923,134	43,276,522
Intercontinental Exchange Inc.	102,952	7,931,422
International Business Machines Corp.	179,068	20,669,819
International Flavors & Fragrances Inc., New	18,546	2,682,864
International Paper Co.	127,912	5,802,088
Intuit Inc.	67,752	14,295,672
Intuitive Surgical Inc.(a)	21,076	10,984,390
IPG Photonics Corp.(a)	10,196	1,361,676
Jacobs Engineering Group Inc.	64,190	4,820,027
Jazz Pharmaceuticals PLC(a)	14,858	2,359,748
JM Smucker Co. (The)	22,610	2,449,115
Johnson & Johnson	535,924	75,024,001
Johnson Controls International PLC	225,104	7,196,575
JPMorgan Chase & Co.	706,032	76,971,609
Juniper Networks Inc.	108,103	3,164,175
Kansas City Southern	20,090	2,048,376
Kellogg Co.	92,712	6,070,782
KeyCorp	221,904	4,029,777
Kimberly-Clark Corp.	85,842	8,953,321
Kimco Realty Corp.	116,392	1,872,747
Kinder Morgan Inc./DE	432,174	7,355,601
KLA-Tencor Corp.	29,716	2,720,203
Kohl’s Corp.	48,596	3,680,175
Kraft Heinz Co. (The)	106,590	5,859,252
Kroger Co. (The)	203,984	6,070,564
L Brands Inc.	49,236	1,596,231
L3 Technologies Inc.	33,236	6,297,225
Laboratory Corp. of America Holdings(a)	44,116	7,082,824
Lam Research Corp.	33,592	4,760,994
Las Vegas Sands Corp.	69,696	3,556,587
Leidos Holdings Inc.	38,114	2,469,025
Lennar Corp., Class A	66,472	2,856,967
Liberty Broadband Corp., Class C, NVS(a)	42,636	3,535,803
Liberty Global PLC, Class A(a)	72,872	1,867,709
Liberty Global PLC, Class C, NVS(a)	94,094	2,356,114
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	61,396	2,030,980

Security	Shares	Value
United States (continued)
Lincoln National Corp.	80,186	$4,826,395
LKQ Corp.(a)	72,872	1,987,219
Lockheed Martin Corp.	59,476	17,477,023
Lowe’s Companies Inc.	171,388	16,319,565
Lululemon Athletica Inc.(a)	26,196	3,686,563
LyondellBasell Industries NV, Class A	74,792	6,676,682
M&T Bank Corp.	27,476	4,544,805
Macerich Co. (The)	37,716	1,946,900
Macy’s Inc.	78,632	2,696,291
Marathon Oil Corp.	197,584	3,752,120
Marathon Petroleum Corp.	177,423	12,499,450
Marriott International Inc./MD, Class A	89,512	10,463,058
Marsh & McLennan Companies Inc.	120,232	10,189,662
Martin Marietta Materials Inc.	16,150	2,766,172
Marvell Technology Group Ltd.	132,430	2,173,176
Masco Corp.	80,552	2,416,560
Mastercard Inc., Class A	170,542	33,711,037
Mattel Inc.(a)	91,432	1,241,647
McCormick & Co. Inc./MD, NVS	29,716	4,279,104
McDonald’s Corp.	177,148	31,337,481
McKesson Corp.	51,796	6,462,069
Medtronic PLC	279,460	25,101,097
MercadoLibre Inc.	8,916	2,893,242
Merck & Co. Inc.	541,044	39,826,249
MetLife Inc.	161,148	6,637,686
MGM Resorts International	109,511	2,921,753
Michael Kors Holdings Ltd.(a)	40,916	2,267,156
Microchip Technology Inc.	48,596	3,196,645
Micron Technology Inc.(a)	237,375	8,953,785
Microsoft Corp.	1,495,264	159,709,148
Mid-America Apartment Communities Inc.	46,036	4,498,178
Molson Coors Brewing Co., Class B	33,236	2,127,104
Mondelez International Inc., Class A	301,898	12,673,678
Monster Beverage Corp.(a)	101,672	5,373,365
Moody’s Corp.	62,036	9,024,997
Morgan Stanley	255,824	11,680,924
Mosaic Co. (The)	79,912	2,472,477
Motorola Solutions Inc.	59,476	7,289,379
Mylan NV(a)	105,944	3,310,750
National Oilwell Varco Inc.	88,232	3,246,938
Nektar Therapeutics(a)	37,468	1,449,262
NetApp Inc.	63,095	4,952,327
Netflix Inc.(a)	88,872	26,819,792
New York Community Bancorp. Inc.	233,424	2,236,202
Newell Brands Inc.	109,998	1,746,768
Newfield Exploration Co.(a)	58,836	1,188,487
Newmont Mining Corp.	73,512	2,272,991
News Corp., Class A, NVS	85,484	1,127,534
NextEra Energy Inc.	97,378	16,797,705
NIKE Inc., Class B	258,980	19,433,859
Noble Energy Inc.	122,152	3,035,477
Nordstrom Inc.	28,116	1,849,189
Norfolk Southern Corp.	70,952	11,907,874
Northern Trust Corp.	67,752	6,373,431
Northrop Grumman Corp.	40,916	10,717,946
Nucor Corp.	95,272	5,632,481
NVIDIA Corp.	118,952	25,078,650
O’Reilly Automotive Inc.(a)	19,156	6,144,287
Occidental Petroleum Corp.	159,717	10,712,219
OGE Energy Corp.	83,980	3,035,877

225

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Omnicom Group Inc.	53,076	$3,944,608
ONEOK Inc.	91,086	5,975,242
Oracle Corp.	631,880	30,861,019
PACCAR Inc.	108,712	6,219,414
Palo Alto Networks Inc.(a)	21,716	3,974,897
Parker-Hannifin Corp.	51,156	7,756,784
Paychex Inc.	134,908	8,835,125
PayPal Holdings Inc.(a)	239,413	20,156,180
Pentair PLC	38,015	1,526,302
People’s United Financial Inc.	242,896	3,803,751
PepsiCo Inc.	287,781	32,340,829
Perrigo Co. PLC	33,236	2,336,491
Pfizer Inc.	1,192,124	51,332,859
PG&E Corp.	136,442	6,386,850
Philip Morris International Inc.	305,700	26,922,999
Phillips 66	104,872	10,782,939
Pinnacle West Capital Corp.	37,716	3,102,141
Pioneer Natural Resources Co.	33,236	4,894,666
PNC Financial Services Group Inc. (The)(e)	97,351	12,508,630
PPG Industries Inc.	54,996	5,779,530
PPL Corp.	131,827	4,007,541
Principal Financial Group Inc.	112,687	5,304,177
Procter & Gamble Co. (The)	473,291	41,971,446
Progressive Corp. (The)	116,398	8,112,941
Prologis Inc.	95,302	6,144,120
Prudential Financial Inc.	85,672	8,034,320
Public Service Enterprise Group Inc.	135,611	7,245,696
Public Storage	31,956	6,565,999
PulteGroup Inc.	109,992	2,702,503
PVH Corp.	15,956	1,927,325
Qorvo Inc.(a)	31,316	2,302,039
QUALCOMM Inc.	293,540	18,460,731
Quest Diagnostics Inc.	60,796	5,721,512
Qurate Retail Inc.(a)	101,032	2,216,642
Ralph Lauren Corp.	14,036	1,819,206
Raytheon Co.	72,232	12,643,489
Realty Income Corp.(b)	72,232	4,353,423
Red Hat Inc.(a)	39,636	6,803,123
Regeneron Pharmaceuticals Inc.(a)	17,876	6,064,254
Regions Financial Corp.	312,100	5,296,337
Republic Services Inc.	35,796	2,601,653
Resideo Technologies Inc.(a)	25,431	535,323
Rockwell Automation Inc.	19,380	3,192,467
Ross Stores Inc.	70,952	7,024,248
Royal Caribbean Cruises Ltd.	38,996	4,084,051
S&P Global Inc.	72,232	13,169,338
salesforce.com Inc.(a)	138,890	19,061,264
SBA Communications Corp.(a)	36,563	5,929,422
SCANA Corp.	44,116	1,766,846
Schlumberger Ltd.	261,540	13,419,617
Seagate Technology PLC	65,832	2,648,421
Sempra Energy	48,159	5,303,269
ServiceNow Inc.(a)	41,344	7,484,918
Sherwin-Williams Co. (The)	12,920	5,083,632
Signature Bank/New York NY	16,596	1,823,900
Simon Property Group Inc.	77,995	14,313,642
Sirius XM Holdings Inc.(b)	433,612	2,610,344
Skyworks Solutions Inc.	51,156	4,438,295
SL Green Realty Corp.	23,636	2,157,021
Southern Co. (The)	181,154	8,157,365

Security	Shares	Value
United States (continued)
Southwest Airlines Co.	41,556	$2,040,400
Splunk Inc.(a)	37,076	3,701,668
Sprint Corp.(a)	245,584	1,502,974
Square Inc., Class A(a)	67,752	4,976,384
SS&C Technologies Holdings Inc.	63,308	3,238,837
Starbucks Corp.	316,580	18,447,117
State Street Corp.	68,206	4,689,163
Stryker Corp.	80,552	13,067,145
SunTrust Banks Inc.	104,872	6,571,280
SVB Financial Group(a)	12,116	2,874,279
Symantec Corp.	150,908	2,738,980
Synchrony Financial	163,721	4,728,262
Sysco Corp.	124,171	8,857,117
T-Mobile U.S. Inc.(a)	49,096	3,365,531
T Rowe Price Group Inc.	72,872	7,067,855
Take-Two Interactive Software Inc.(a)	31,956	4,118,170
Tapestry Inc.	76,072	3,218,606
Targa Resources Corp.	76,228	3,938,701
Target Corp.	119,592	10,001,479
TD Ameritrade Holding Corp.	48,450	2,505,834
TE Connectivity Ltd.	114,472	8,633,478
TechnipFMC PLC	108,528	2,854,286
Tesla Inc.(a)	26,836	9,052,320
Texas Instruments Inc.	202,730	18,819,426
Textron Inc.	96,117	5,154,755
Thermo Fisher Scientific Inc.	92,072	21,512,623
Tiffany & Co.	26,196	2,915,615
TJX Companies Inc. (The)	148,988	16,370,801
Toll Brothers Inc.	86,312	2,905,262
Tractor Supply Co.	35,796	3,289,294
TransDigm Group Inc.(a)	9,556	3,155,869
TransUnion	43,928	2,888,266
Travelers Companies Inc. (The)	56,916	7,121,899
Trimble Inc.(a)	76,712	2,867,495
TripAdvisor Inc.(a)	31,316	1,632,816
Twenty-First Century Fox Inc., Class A, NVS	330,185	15,030,021
Twitter Inc.(a)	145,148	5,043,893
Tyson Foods Inc., Class A	64,552	3,867,956
U.S. Bancorp	355,045	18,558,202
UDR Inc.	78,632	3,081,588
Ulta Salon Cosmetics & Fragrance Inc.(a)	14,676	4,028,856
Under Armour Inc., Class A(a)(b)	39,636	876,352
Under Armour Inc., Class C, NVS(a)	47,956	950,967
Union Pacific Corp.	168,828	24,686,030
United Continental Holdings Inc.(a)	18,516	1,583,303
United Parcel Service Inc., Class B	129,200	13,764,968
United Rentals Inc.(a)	18,516	2,223,216
United Technologies Corp.	154,108	19,141,755
UnitedHealth Group Inc.	196,304	51,304,050
Valero Energy Corp.	106,792	9,727,683
Varian Medical Systems Inc.(a)	40,916	4,884,143
Veeva Systems Inc., Class A(a)	28,122	2,568,945
Ventas Inc.	71,592	4,155,200
VeriSign Inc.(a)	54,356	7,747,904
Verisk Analytics Inc.(a)	34,238	4,103,082
Verizon Communications Inc.	784,890	44,809,370
Vertex Pharmaceuticals Inc.(a)	56,276	9,536,531
VF Corp.	55,636	4,611,112
Viacom Inc., Class B, NVS	91,432	2,923,995
Visa Inc., Class A	389,172	53,647,360

226

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Vornado Realty Trust	69,716	$4,746,265
Vulcan Materials Co.	42,836	4,332,433
Walmart Inc.	280,740	28,152,607
Walgreens Boots Alliance Inc.	188,668	15,050,046
Walt Disney Co. (The)	308,260	35,397,496
Waste Management Inc.	86,952	7,779,595
Waters Corp.(a)	24,276	4,604,914
WEC Energy Group Inc.	60,116	4,111,934
Wells Fargo & Co.	940,780	50,077,719
Welltower Inc.	63,956	4,225,573
Western Digital Corp.	60,078	2,587,559
Western Union Co. (The)	193,744	3,495,142
WestRock Co.	62,662	2,692,586
Weyerhaeuser Co.	132,051	3,516,518
Whirlpool Corp.	25,556	2,805,027
Williams Companies Inc. (The)	258,400	6,286,872
Willis Towers Watson PLC	27,132	3,884,217
Workday Inc., Class A(a)	32,946	4,382,477
Worldpay Inc., Class A(a)	63,956	5,873,719
WW Grainger Inc.	8,916	2,531,877
Wynn Resorts Ltd.	24,276	2,442,166
Xcel Energy Inc.	78,166	3,830,916
Xerox Corp.	87,081	2,426,947
XPO Logistics Inc.(a)	26,836	2,398,602
Xylem Inc./NY	80,055	5,250,007
Yum! Brands Inc.	96,254	8,702,324
Zillow Group Inc., Class C, NVS(a)(b)	38,824	1,563,054
Zimmer Biomet Holdings Inc.	54,996	6,246,996
Zoetis Inc.	92,072	8,300,291

		4,885,302,260

Total Common Stocks — 98.0% (Cost: $7,964,765,769)		8,705,159,650

Investment Companies

India — 0.9%
iShares MSCI India ETF(e)	2,751,089	83,055,377

Total Investment Companies — 0.9% (Cost: $96,474,417)		83,055,377

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	925,001	8,541,536
Cia. Brasileira de Distribuicao, Preference Shares, NVS	87,071	1,833,542
Cia. Energetica de Minas Gerais, Preference Shares, NVS	510,054	1,514,577
Itau Unibanco Holding SA, Preference Shares, NVS	680,572	9,023,602
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,113,884	3,370,590
Lojas Americanas SA, Preference Shares, NVS	315,660	1,597,633
Petroleo Brasileiro SA, Preference Shares, NVS	1,275,600	9,485,011
Telefonica Brasil SA, Preference Shares, NVS	59,600	693,475

		36,059,966
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	153,468	1,433,926

Security	Shares	Value
Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	35,530	$3,888,045
Porsche Automobil Holding SE, Preference Shares, NVS	55,556	3,542,696
Volkswagen AG, Preference Shares, NVS	43,476	7,327,986

		14,758,727
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	879,384	445,185

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	171,726	5,387,394

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	20,115,662	25,703

Total Preferred Stocks — 0.7% (Cost: $51,745,546)		58,110,901

Rights

Chile — 0.0%
Banco de Credito e Inversiones SA, NVS (Expires 11/29/18)(a)	1,198	3,439
SACI Falabella, NVS (Expires 11/13/18)(a)	3,282	330

		3,769
Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(a)	3,015,115	117,178

Total Rights — 0.0% (Cost: $121,670)		120,947

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	32,875,333	32,881,908
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	5,318,027	5,318,027

		38,199,935

Total Short-Term Investments — 0.4% (Cost: $38,193,422)		38,199,935

Total Investments in Securities — 100.0% (Cost: $8,151,300,824)		8,884,646,810
Other Assets, Less Liabilities — (0.0)%		(1,945,601)

Net Assets — 100.0%		$8,882,701,209

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

227

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	99,691,762	—	(66,816,429	)(a)	32,875,333	$32,881,908	$199,407	(b)	$18,178	$(23,394)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,855,950	—	(3,537,923	)(a)	5,318,027	5,318,027	56,141		—	—
BlackRock Inc.	22,648	1,628	—		24,276	9,987,632	70,888		—	(2,054,847)
iShares MSCI India ETF	821,541	1,929,548	—		2,751,089	83,055,377	—		—	(13,794,938)
PNC Financial Services Group Inc. (The)	90,751	6,600	—		97,351	12,508,630	86,213		—	(1,451,560)

						$143,751,574	$412,649		$18,178	$(17,324,739)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	113	12/21/18	$10,241	$(556,318)
MSCI Emerging Markets E-Mini	79	12/21/18	3,779	(176,194)
S&P 500 E-Mini	137	12/21/18	18,571	(768,537)

				$(1,501,049)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,705,148,242	$—	$11,408	$8,705,159,650
Investment Companies	83,055,377	—	—	83,055,377
Preferred Stocks	58,085,198	25,703	—	58,110,901
Rights	120,947	—	—	120,947
Money Market Funds	38,199,935	—	—	38,199,935

	$8,884,609,699	$25,703	$11,408	$8,884,646,810

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,501,049)	$—	$—	$(1,501,049)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

228

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 4.6%
AGL Energy Ltd.	98,270	$1,253,679
Alumina Ltd.	575,038	1,039,273
Amcor Ltd./Australia	193,687	1,825,766
AMP Ltd.	443,800	776,922
Aristocrat Leisure Ltd.	88,443	1,661,125
ASX Ltd.	47,550	1,994,091
Aurizon Holdings Ltd.	463,847	1,380,756
Australia & New Zealand Banking Group Ltd.	398,822	7,329,505
Bank of Queensland Ltd.	100,806	689,456
Bendigo & Adelaide Bank Ltd.	113,803	825,130
BHP Billiton Ltd.	460,284	10,507,747
BlueScope Steel Ltd.	79,250	807,140
Boral Ltd.	276,191	1,098,159
Brambles Ltd.	295,444	2,223,784
Commonwealth Bank of Australia	240,603	11,805,608
Computershare Ltd.	115,705	1,621,257
Crown Resorts Ltd.	96,373	854,487
CSL Ltd.	63,083	8,405,493
Fortescue Metals Group Ltd.	586,767	1,663,484
Goodman Group	261,208	1,921,661
Healthscope Ltd.	298,931	447,040
Insurance Australia Group Ltd.	443,668	2,147,692
James Hardie Industries PLC	63,083	840,102
LendLease Group	51,354	640,590
Macquarie Group Ltd.	54,210	4,502,980
Medibank Pvt Ltd.	519,880	1,028,017
Mirvac Group	809,701	1,245,310
National Australia Bank Ltd.	379,450	6,779,855
Newcrest Mining Ltd.	116,117	1,696,160
Oil Search Ltd.	200,154	1,102,245
Orica Ltd.	75,446	917,585
Origin Energy Ltd.(a)	316,890	1,637,303
QBE Insurance Group Ltd.	231,518	1,857,480
Rio Tinto Ltd.	59,999	3,248,855
Santos Ltd.	304,216	1,431,671
Scentre Group	824,200	2,324,924
Seek Ltd.	61,181	774,446
Sonic Healthcare Ltd.	88,126	1,408,457
South32 Ltd.	842,269	2,160,988
Stockland	336,971	862,170
Suncorp Group Ltd.	243,456	2,417,417
Sydney Airport	295,127	1,347,063
Tabcorp Holdings Ltd.	239,201	783,246
Telstra Corp. Ltd.	549,997	1,200,616
Transurban Group	457,243	3,674,964
Treasury Wine Estates Ltd.	117,290	1,256,915
Wesfarmers Ltd.	168,010	5,551,373
Westpac Banking Corp.	473,915	9,018,571
Woodside Petroleum Ltd.	127,434	3,147,611
Woolworths Group Ltd.	204,148	4,113,533

		129,249,702

Austria — 0.2%
Erste Group Bank AG	43,429	1,771,459
OMV AG	21,873	1,217,598
Raiffeisen Bank International AG	28,530	779,054
voestalpine AG	18,081	643,077

		4,411,188

Security	Shares	Value
Belgium — 0.7%
Ageas	44,725	$2,240,370
Anheuser-Busch InBev SA/NV	110,834	8,180,308
Groupe Bruxelles Lambert SA	16,167	1,505,374
KBC Group NV	38,169	2,633,764
Solvay SA	13,384	1,526,330
UCB SA	23,841	2,003,827
Umicore SA	34,558	1,628,495

		19,718,468
Brazil — 1.2%
Ambev SA	697,400	3,067,847
B3 SA — Brasil, Bolsa, Balcao	371,071	2,651,292
Banco do Brasil SA	126,800	1,459,335
BB Seguridade Participacoes SA	95,700	682,228
BR Malls Participacoes SA(a)	181,755	621,426
BRF SA(a)	63,459	374,142
CCR SA	507,200	1,497,909
Cia. de Saneamento Basico do Estado de Sao Paulo	63,400	477,058
Cia. Siderurgica Nacional SA(a)	158,500	408,358
Cielo SA	196,224	697,310
EDP — Energias do Brasil SA	158,500	597,389
Embraer SA	126,800	714,477
Engie Brasil Energia SA	31,700	339,658
Fibria Celulose SA	31,700	613,177
Hypera SA	63,400	508,292
JBS SA	95,100	262,424
Klabin SA, NVS	95,100	477,996
Kroton Educacional SA	261,044	802,564
Localiza Rent a Car SA	63,400	490,712
Lojas Renner SA	142,000	1,437,394
Natura Cosmeticos SA	31,700	278,127
Petroleo Brasileiro SA	475,500	3,881,319
Raia Drogasil SA	31,700	536,114
Rumo SA(a)	190,200	852,559
Suzano Papel e Celulose SA	63,400	646,033
TIM Participacoes SA	131,460	410,182
Ultrapar Participacoes SA	63,400	755,270
Vale SA	486,999	7,435,109

		32,975,701
Canada — 6.7%
Agnico Eagle Mines Ltd.	36,138	1,279,586
Alimentation Couche-Tard Inc., Class B	67,022	3,208,584
ARC Resources Ltd.	70,374	656,985
Bank of Montreal	91,942	6,891,187
Bank of Nova Scotia (The)	167,693	9,021,519
Barrick Gold Corp.	178,579	2,242,351
Bausch Health Companies Inc.(a)	47,867	1,097,852
BCE Inc.	24,726	959,292
BlackBerry Ltd.(a)	89,077	824,128
Bombardier Inc., Class B(a)	360,429	875,514
Brookfield Asset Management Inc., Class A	119,509	4,888,653
Cameco Corp.	82,737	888,324
Canadian Imperial Bank of Commerce	62,188	5,383,234
Canadian National Railway Co.	112,562	9,646,090
Canadian Natural Resources Ltd.	163,572	4,498,931
Canadian Pacific Railway Ltd.	21,873	4,496,519
Canadian Tire Corp. Ltd., Class A, NVS	9,510	1,072,767
Canadian Utilities Ltd., Class A, NVS	32,017	761,387
CCL Industries Inc., Class B, NVS	23,815	1,004,283
Cenovus Energy Inc.	152,794	1,296,117

229

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
CGI Group Inc., Class A(a)	30,432	$1,883,968
Constellation Software Inc./Canada	3,170	2,186,980
Crescent Point Energy Corp.	158,183	749,209
Dollarama Inc.	58,011	1,608,361
Empire Co. Ltd., Class A, NVS	35,187	641,712
Enbridge Inc.	246,309	7,693,581
Encana Corp.	159,134	1,628,602
Fairfax Financial Holdings Ltd.	4,755	2,316,218
Finning International Inc.	45,965	956,926
First Quantum Minerals Ltd.	111,945	1,120,089
Fortis Inc./Canada	61,271	2,029,536
Franco-Nevada Corp.	29,798	1,865,594
George Weston Ltd.	8,922	650,509
Gildan Activewear Inc.	49,771	1,491,330
Goldcorp Inc.	124,370	1,126,030
Great-West Lifeco Inc.	49,172	1,131,153
H&R Real Estate Investment Trust	135,993	2,061,771
Husky Energy Inc.	63,717	902,930
Imperial Oil Ltd.	51,671	1,617,903
Kinross Gold Corp.(a)	235,848	614,202
Loblaw Companies Ltd.	39,682	1,989,463
Lundin Mining Corp.	220,315	907,599
Magna International Inc.	51,671	2,550,008
Manulife Financial Corp.	297,374	4,694,128
Metro Inc.	39,625	1,246,456
National Bank of Canada	47,570	2,164,693
Nutrien Ltd.	91,930	4,878,433
Onex Corp.	16,936	1,116,170
Open Text Corp.	50,720	1,716,350
Pembina Pipeline Corp.	75,830	2,458,665
Power Corp. of Canada	74,838	1,548,903
Power Financial Corp.	45,987	992,752
PrairieSky Royalty Ltd.	44,697	680,708
Restaurant Brands International Inc.	30,806	1,691,779
RioCan REIT	23,477	429,049
Rogers Communications Inc., Class B, NVS	65,689	3,390,868
Royal Bank of Canada	200,344	14,633,159
Saputo Inc.	48,902	1,493,592
Seven Generations Energy Ltd., Class A(a)	47,550	510,893
Shaw Communications Inc., Class B, NVS	64,034	1,195,106
Shopify Inc., Class A(a)(b)	14,582	2,019,439
SNC-Lavalin Group Inc.	35,824	1,282,108
Sun Life Financial Inc.	102,708	3,770,457
Suncor Energy Inc.	240,109	8,074,025
Teck Resources Ltd., Class B	80,835	1,674,868
TELUS Corp.	37,060	1,272,160
Thomson Reuters Corp.	50,447	2,353,617
Toronto-Dominion Bank (The)	242,505	13,485,734
Tourmaline Oil Corp.	39,667	579,940
TransCanada Corp.	115,071	4,349,609
Turquoise Hill Resources Ltd.(a)	197,919	334,575
Vermilion Energy Inc.	20,922	556,168
Wheaton Precious Metals Corp.	67,521	1,112,625

		186,424,006

Chile — 0.3%
Aguas Andinas SA, Class A	1,364,108	709,130
Banco de Chile	2,371,082	328,266
Banco de Credito e Inversiones SA	9,186	577,246
Banco Santander Chile	8,998,362	660,041
Cencosud SA	159,134	331,054

Security	Shares	Value
Chile (continued)
Colbun SA	2,009,463	$376,802
Empresas CMPC SA	206,050	705,016
Empresas COPEC SA	45,965	643,942
Enel Americas SA	4,987,678	785,638
Enel Chile SA	6,830,721	594,227
Itau CorpBanca	26,137,284	242,090
Latam Airlines Group SA	55,158	501,367
SACI Falabella	104,649	788,968

		7,243,787

China — 7.3%
3SBio Inc.(c)	158,500	230,085
51job Inc., ADR(a)	9,193	564,542
58.com Inc., ADR(a)(b)	15,533	1,018,810
AAC Technologies Holdings Inc.	122,000	928,298
Agricultural Bank of China Ltd., Class A	951,000	527,674
Agricultural Bank of China Ltd., Class H	4,191,000	1,839,049
Air China Ltd., Class H	640,000	515,142
Alibaba Group Holding Ltd., ADR(a)	165,791	23,588,744
Alibaba Health Information Technology Ltd.(a)	634,000	512,738
Alibaba Pictures Group Ltd.(a)	3,170,000	436,717
Aluminum Corp. of China Ltd., Class H(a)(b)	634,000	229,681
Anhui Conch Cement Co. Ltd., Class H	207,500	1,071,989
ANTA Sports Products Ltd.	318,000	1,306,171
Autohome Inc., ADR	9,193	665,389
AviChina Industry & Technology Co. Ltd., Class H	963,000	641,230
BAIC Motor Corp. Ltd., Class H(c)	158,500	88,961
Baidu Inc., ADR(a)	38,991	7,410,630
Bank of China Ltd., Class H	11,412,000	4,862,117
Bank of Communications Co. Ltd., Class A	507,200	436,320
Bank of Communications Co. Ltd., Class H	1,304,800	978,675
Beijing Capital International Airport Co. Ltd., Class H	640,000	693,114
Beijing Enterprises Water Group Ltd.	1,268,000	645,371
Brilliance China Automotive Holdings Ltd.	640,000	558,410
BYD Co. Ltd., Class H(b)	106,000	686,889
China Communications Construction Co. Ltd., Class H	634,000	579,863
China Conch Venture Holdings Ltd.	158,500	444,804
China Construction Bank Corp., Class H	13,631,050	10,815,258
China Everbright International Ltd.	871,037	694,439
China Everbright Ltd.	634,000	1,120,907
China Evergrande Group(b)	634,000	1,512,335
China First Capital Group Ltd.(a)	1,268,000	511,121
China Galaxy Securities Co. Ltd., Class H	634,000	318,642
China Gas Holdings Ltd.	253,600	802,266
China Huishan Dairy Holdings Co. Ltd.(a)(d)	930,700	13,059
China International Capital Corp. Ltd., Class H(c)	126,800	208,330
China Jinmao Holdings Group Ltd.	1,472,000	617,762
China Life Insurance Co. Ltd., Class H	1,268,000	2,526,489
China Longyuan Power Group Corp. Ltd., Class H	634,000	482,006
China Mengniu Dairy Co. Ltd.	317,000	934,089
China Merchants Bank Co. Ltd., Class A	95,100	394,188
China Merchants Bank Co. Ltd., Class H	687,593	2,648,839
China Merchants Port Holdings Co. Ltd.	634,000	1,078,853
China Minsheng Banking Corp. Ltd., Class A	722,998	662,388
China Minsheng Banking Corp. Ltd., Class H	1,334,240	983,737
China Mobile Ltd.	951,000	8,892,045
China Molybdenum Co. Ltd., Class H	951,000	353,013
China National Building Material Co. Ltd., Class H	638,000	455,749
China Overseas Land & Investment Ltd.	634,000	1,985,445
China Pacific Insurance Group Co. Ltd., Class H	443,800	1,653,055
China Petroleum & Chemical Corp., Class A	412,198	372,915

230

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
China Petroleum & Chemical Corp., Class H	3,805,000	$3,086,945
China Resources Beer Holdings Co. Ltd.	634,000	2,203,804
China Resources Land Ltd.	735,333	2,495,071
China Shenhua Energy Co. Ltd., Class H	475,500	1,077,236
China State Construction International Holdings Ltd.	640,000	456,362
China Taiping Insurance Holdings Co. Ltd.	253,600	847,555
China Telecom Corp. Ltd., Class H	1,902,000	897,696
China Unicom Hong Kong Ltd.	1,268,000	1,316,621
China Vanke Co. Ltd., Class A	126,800	440,501
China Vanke Co. Ltd., Class H	246,100	758,134
Chong Sing Holdings FinTech Group(a)(b)	6,340,000	287,101
CIFI Holdings Group Co. Ltd.	634,000	265,265
CITIC Ltd.	835,000	1,252,596
CITIC Securities Co. Ltd., Class H	317,000	558,027
CNOOC Ltd.	2,536,000	4,354,231
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	792,500	283,057
Country Garden Holdings Co. Ltd.	1,268,828	1,357,944
CRRC Corp. Ltd., Class H	634,000	556,410
CSPC Pharmaceutical Group Ltd.	634,000	1,337,648
Ctrip.com International Ltd., ADR(a)	55,475	1,846,208
Dali Foods Group Co. Ltd.(c)	158,500	113,223
Dongfeng Motor Group Co. Ltd., Class H	634,000	624,344
Fang Holdings Ltd., ADR(a)	21,239	43,115
Fosun International Ltd.	564,500	823,772
Fullshare Holdings Ltd.(b)	2,377,500	924,991
GCL-Poly Energy Holdings Ltd.(a)	2,219,000	131,622
GDS Holdings Ltd., ADR(a)(b)	13,314	312,480
Geely Automobile Holdings Ltd.	634,000	1,213,103
GOME Retail Holdings Ltd.(a)(b)	3,592,320	357,427
Great Wall Motor Co. Ltd., Class H(b)	360,500	213,374
Guangdong Investment Ltd.	634,000	1,132,230
Guangzhou Automobile Group Co. Ltd., Class H	984,028	995,400
Guangzhou R&F Properties Co. Ltd., Class H	254,000	398,525
Haitong Securities Co. Ltd., Class H	380,400	382,855
Hanergy Thin Film Power Group Ltd.(a)(d)	7,401	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	95,399	331,004
Hengan International Group Co. Ltd.	158,500	1,255,562
HengTen Networks Group Ltd.(a)	8,876,000	317,024
Huaneng Power International Inc., Class H	634,000	353,417
Huazhu Group Ltd., ADR(b)	18,703	489,271
Industrial & Commercial Bank of China Ltd., Class H	9,827,285	6,643,954
Industrial Bank Co. Ltd., Class A	285,300	659,388
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	95,199	301,374
Inner Mongolia Yitai Coal Co. Ltd., Class B	380,400	451,915
JD.com Inc., ADR(a)	93,515	2,199,473
Jiangxi Copper Co. Ltd., Class H	317,000	349,374
Kaisa Group Holdings Ltd.	317,000	77,234
Kingboard Laminates Holdings Ltd.	158,500	121,310
KWG Group Holdings Ltd.	158,500	121,108
Legend Holdings Corp., Class H(c)	31,700	86,130
Lenovo Group Ltd.	1,268,000	807,118
Longfor Group Holdings Ltd.	475,500	1,154,874
Luye Pharma Group Ltd.(b)(c)	158,500	122,321
Meitu Inc.(a)(b)(c)	2,377,500	1,240,398
Midea Group Co. Ltd., Class A	63,400	336,694
Momo Inc., ADR(a)	18,069	606,576
NetEase Inc., ADR	12,890	2,679,187
New China Life Insurance Co. Ltd., Class H	229,200	1,071,534
New Oriental Education & Technology Group Inc., ADR(a)	24,845	1,453,681

Security	Shares	Value
China (continued)
Noah Holdings Ltd., ADR(a)	11,412	$430,347
PetroChina Co. Ltd., Class H	3,174,000	2,323,999
PICC Property & Casualty Co. Ltd., Class H	1,042,285	1,010,456
Ping An Insurance Group Co. of China Ltd., Class A	31,700	289,198
Ping An Insurance Group Co. of China Ltd., Class H	792,500	7,465,638
Semiconductor Manufacturing International Corp.(a)(b)	575,300	474,806
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	195,460	248,234
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	253,600	560,292
Shimao Property Holdings Ltd.	317,500	621,278
Shui On Land Ltd.	2,219,000	447,231
Sihuan Pharmaceutical Holdings Group Ltd.	1,268,000	257,178
SINA Corp./China(a)	9,510	602,078
Sino Biopharmaceutical Ltd.	951,000	852,811
Sino-Ocean Group Holding Ltd.	843,500	330,324
Sinopec Shanghai Petrochemical Co. Ltd., Class H	850,000	372,988
Sinopharm Group Co. Ltd., Class H	126,800	611,404
SOHO China Ltd.	687,000	233,107
Sun Art Retail Group Ltd.	475,500	519,815
Sunac China Holdings Ltd.	317,000	861,303
Sunny Optical Technology Group Co. Ltd.	126,800	1,099,880
TAL Education Group, Class A, ADR(a)	49,135	1,423,932
Tencent Holdings Ltd.	824,200	28,071,204
Tingyi Cayman Islands Holding Corp.	634,000	938,133
Vipshop Holdings Ltd., ADR(a)	69,423	337,396
Want Want China Holdings Ltd.	1,268,000	905,784
Weibo Corp., ADR(a)(b)	7,925	467,654
Yanzhou Coal Mining Co. Ltd., Class H	634,000	599,273
Yum China Holdings Inc.	57,694	2,081,600
Yuzhou Properties Co. Ltd.	317,000	113,223
YY Inc., ADR(a)	7,291	465,895
Zhuzhou CRRC Times Electric Co. Ltd., Class H	158,500	847,150

		203,936,748

Colombia — 0.0%
Cementos Argos SA	215,560	469,730
Ecopetrol SA	602,617	699,609

		1,169,339

Czech Republic — 0.1%
CEZ AS	28,530	679,038
Komercni Banka AS	22,507	855,131

		1,534,169

Denmark — 1.2%
AP Moller — Maersk A/S, Class A(b)	1,268	1,509,730
AP Moller — Maersk A/S, Class B, NVS	634	805,318
Carlsberg A/S, Class B	16,671	1,839,590
Chr Hansen Holding A/S	13,151	1,329,740
Coloplast A/S, Class B	20,922	1,954,080
Danske Bank A/S	106,195	2,037,714
DSV A/S	24,726	1,988,684
Genmab A/S(a)	9,827	1,346,741
H Lundbeck A/S	12,363	577,530
Novo Nordisk A/S, Class B	260,257	11,260,531
Novozymes A/S, Class B	46,126	2,280,136
Pandora A/S	16,695	1,044,848
Tryg A/S	64,503	1,559,506
Vestas Wind Systems A/S	32,027	2,009,257
William Demant Holding A/S(a)	25,677	845,410

		32,388,815

231

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Egypt — 0.0%
Commercial International Bank Egypt SAE	190,564	$853,102
EISewedy Electric Co.	120,540	101,957

		955,059

Finland — 0.9%
Fortum OYJ	65,059	1,370,732
Kone OYJ, Class B	61,818	3,013,243
Metso OYJ	22,507	711,748
Neste OYJ	19,971	1,646,423
Nokia OYJ	827,060	4,685,499
Nokian Renkaat OYJ	26,945	857,283
Nordea Bank Abp	417,806	3,638,323
Orion OYJ, Class B	15,216	524,111
Sampo OYJ, Class A	70,442	3,245,248
Stora Enso OYJ, Class R	80,835	1,218,606
UPM-Kymmene OYJ	71,008	2,285,743
Wartsila OYJ Abp	58,962	1,005,777

		24,202,736

France — 7.5%
Accor SA, NVS	26,711	1,223,307
Aeroports de Paris, NVS	6,974	1,461,059
Air Liquide SA	63,833	7,738,876
Airbus SE	86,858	9,616,072
Alstom SA, NVS	33,285	1,457,629
Amundi SA(c)	8,242	491,023
Arkema SA, NVS	8,308	873,373
Atos SE	12,997	1,115,955
AXA SA, NVS	279,616	7,014,367
BNP Paribas SA	151,526	7,919,896
Bouygues SA, NVS	39,396	1,439,117
Bureau Veritas SA, NVS	36,772	831,207
Capgemini SE	26,987	3,302,381
Carrefour SA, NVS	92,564	1,798,685
Casino Guichard Perrachon SA, NVS(b)	7,953	351,435
Cie. de Saint-Gobain, NVS	79,884	3,008,636
Cie. Generale des Etablissements Michelin SCA, NVS	26,628	2,737,702
CNP Assurances, NVS	35,889	801,081
Covivio	3,348	336,669
Credit Agricole SA	160,719	2,062,858
Danone SA, NVS	81,231	5,759,784
Dassault Systemes SE, NVS	20,706	2,600,643
Edenred, NVS	36,138	1,372,924
Eiffage SA, NVS	9,510	931,201
Electricite de France SA, NVS	71,325	1,186,361
Engie SA	211,756	2,825,176
EssilorLuxottica SA, NVS	33,311	4,557,468
Eurofins Scientific SE, NVS	1,585	801,682
Eutelsat Communications SA	28,213	572,524
Gecina SA	11,412	1,677,068
Getlink, NVS	107,780	1,357,365
Hermes International, NVS	4,543	2,599,459
Iliad SA, NVS(b)	4,755	550,887
Ingenico Group SA, NVS	8,559	607,468
Ipsen SA, NVS	6,657	924,736
Kering SA, NVS	12,699	5,663,351
Legrand SA	55,226	3,613,011
L’Oreal SA	38,674	8,715,709
LVMH Moet Hennessy Louis Vuitton SE, NVS	38,357	11,682,150
Natixis SA	193,053	1,130,004
Orange SA, NVS	302,420	4,735,517

Security	Shares	Value
France (continued)
Pernod Ricard SA, NVS	30,432	$4,648,034
Peugeot SA, NVS	82,737	1,971,460
Publicis Groupe SA, NVS	32,651	1,895,634
Remy Cointreau SA, NVS	6,340	753,553
Renault SA, NVS	25,677	1,922,195
Safran SA, NVS	44,697	5,775,938
Sanofi, NVS	163,889	14,640,142
Schneider Electric SE, NVS	63,717	4,617,561
SCOR SE	54,283	2,513,723
SES SA	57,060	1,226,768
Societe Generale SA, NVS	108,414	3,989,792
Sodexo SA, NVS	12,680	1,294,760
STMicroelectronics NV	103,976	1,581,010
Suez	51,354	743,916
Teleperformance, NVS	7,608	1,255,107
Thales SA, NVS	15,533	1,988,761
TOTAL SA, NVS	332,533	19,577,298
Ubisoft Entertainment SA, NVS(a)	13,631	1,227,845
Unibail-Rodamco-Westfield	14,034	2,548,647
Unibail-Rodamco-Westfield, New(a)	6,590	1,196,778
Valeo SA, NVS	43,112	1,394,611
Veolia Environnement SA, NVS	75,845	1,514,195
Vinci SA	75,446	6,742,982
Vivendi SA, NVS	174,350	4,215,657
Wendel SA, NVS	5,706	740,910

		209,423,093

Germany — 5.8%
1&1 Drillisch AG(b)	9,827	439,144
adidas AG	27,896	6,574,370
Allianz SE, Registered	61,181	12,785,584
BASF SE	129,336	9,969,394
Bayer AG, Registered	132,823	10,200,553
Bayerische Motoren Werke AG	42,478	3,668,925
Brenntag AG	24,806	1,297,674
Commerzbank AG(a)	172,559	1,630,424
Continental AG	14,735	2,436,706
Covestro AG(c)	27,896	1,805,423
Daimler AG, Registered	123,630	7,334,531
Delivery Hero SE(a)(c)	15,216	614,451
Deutsche Bank AG, Registered	298,931	2,930,125
Deutsche Boerse AG	29,481	3,736,174
Deutsche Lufthansa AG, Registered	35,504	714,446
Deutsche Post AG, Registered	137,261	4,346,882
Deutsche Telekom AG, Registered	454,895	7,470,992
Deutsche Wohnen SE	84,024	3,850,023
E.ON SE	328,095	3,180,675
Fresenius Medical Care AG & Co. KGaA	37,406	2,937,979
Fresenius SE & Co. KGaA	65,619	4,184,394
GEA Group AG	32,968	1,003,339
HeidelbergCement AG	22,824	1,551,643
Henkel AG & Co. KGaA	12,046	1,181,979
HUGO BOSS AG	12,680	907,711
Infineon Technologies AG	194,638	3,905,666
Innogy SE(a)	22,440	936,172
K+S AG, Registered(b)	37,406	698,046
KION Group AG	9,827	575,652
LANXESS AG	17,118	1,062,100
MAN SE	12,729	1,326,878
Merck KGaA	20,607	2,209,259
METRO AG	38,391	578,535

232

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
MTU Aero Engines AG	8,242	$1,753,788
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,793	5,120,795
OSRAM Licht AG	18,856	765,286
ProSiebenSat.1 Media SE	49,452	1,144,164
Puma SE	1,746	898,150
QIAGEN NV(a)	39,308	1,428,331
RWE AG	81,884	1,597,648
SAP SE	140,875	15,109,472
Siemens AG, Registered	109,048	12,568,195
thyssenkrupp AG	64,351	1,354,356
TUI AG	66,574	1,104,993
Uniper SE	25,677	742,170
United Internet AG, Registered	20,288	840,876
Volkswagen AG	6,023	994,991
Vonovia SE	74,812	3,426,229
Wirecard AG	19,337	3,623,877
Zalando SE(a)(b)(c)	20,605	798,450

		161,317,620

Greece — 0.1%
Alpha Bank AE(a)	291,520	440,959
Eurobank Ergasias SA(a)	442,880	298,574
Hellenic Telecommunications Organization SA	19,122	213,412
JUMBO SA	26,718	389,914
National Bank of Greece SA(a)	135,676	235,203
OPAP SA	27,376	257,452
Piraeus Bank SA(a)(b)	75,200	110,767
Titan Cement Co. SA	8,944	197,005

		2,143,286

Hong Kong — 2.4%
AIA Group Ltd.	1,711,800	12,959,580
ASM Pacific Technology Ltd.	63,400	547,514
Bank of East Asia Ltd. (The)	382,200	1,238,345
BOC Hong Kong Holdings Ltd.	792,500	2,961,993
CK Asset Holdings Ltd.	358,060	2,324,828
CK Hutchison Holdings Ltd.	358,060	3,605,995
CLP Holdings Ltd.	317,500	3,559,998
Galaxy Entertainment Group Ltd.	317,000	1,714,519
Hang Seng Bank Ltd.	126,800	2,969,676
Henderson Land Development Co. Ltd.	317,925	1,480,249
Hong Kong & China Gas Co. Ltd.	2,135,697	4,075,571
Hong Kong Exchanges & Clearing Ltd.	161,700	4,290,328
Jardine Matheson Holdings Ltd.	31,700	1,829,407
Li & Fung Ltd.(b)	1,704,000	336,914
Link REIT	475,500	4,215,533
Melco Resorts & Entertainment Ltd., ADR	37,086	616,740
MTR Corp. Ltd.	317,000	1,536,597
New World Development Co. Ltd.	1,052,000	1,333,888
Power Assets Holdings Ltd.	330,000	2,203,676
Sands China Ltd.	380,400	1,499,395
SJM Holdings Ltd.	317,000	255,965
Sun Hung Kai Properties Ltd.	318,000	4,133,505
Swire Pacific Ltd., Class A	160,000	1,660,331
Techtronic Industries Co. Ltd.	158,500	742,015
WH Group Ltd.(c)	1,208,000	845,973
Wharf Holdings Ltd. (The)	317,000	790,943
Wharf Real Estate Investment Co. Ltd.	317,000	1,963,205
Wynn Macau Ltd.	254,000	524,239

		66,216,922

Security	Shares	Value
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	65,936	$690,967
OTP Bank Nyrt	38,040	1,365,914

		2,056,881

Indonesia — 0.5%
Adaro Energy Tbk PT	2,123,900	230,517
Astra International Tbk PT	2,187,300	1,136,633
Bank Central Asia Tbk PT	1,743,500	2,712,302
Bank Mandiri Persero Tbk PT	3,930,884	1,771,193
Bank Rakyat Indonesia Persero Tbk PT	10,302,500	2,134,707
Bank Tabungan Negara Persero Tbk PT	1,363,100	190,085
Charoen Pokphand Indonesia Tbk PT	1,331,400	481,677
Gudang Garam Tbk PT	126,800	603,035
Indah Kiat Pulp & Paper Corp. Tbk PT	507,200	424,543
Indocement Tunggal Prakarsa Tbk PT	221,900	252,516
Kalbe Farma Tbk PT	5,262,600	474,248
Matahari Department Store Tbk PT	445,200	142,031
Perusahaan Gas Negara Persero Tbk PT	2,536,000	370,329
Semen Indonesia Persero Tbk PT	887,600	525,466
Telekomunikasi Indonesia Persero Tbk PT	8,749,200	2,215,716
Unilever Indonesia Tbk PT	317,000	901,321
United Tractors Tbk PT	285,345	628,782

		15,195,101

Ireland — 0.4%
AIB Group PLC	112,218	543,179
Bank of Ireland Group PLC	136,662	970,103
CRH PLC	111,107	3,327,265
Irish Bank Resolution Corp. Ltd.(a)(d)	64,486	1
Kerry Group PLC, Class A	36,138	3,705,626
Paddy Power Betfair PLC	12,363	1,067,401
Smurfit Kappa Group PLC	28,530	930,339

		10,543,914

Israel — 0.4%
Bank Hapoalim BM	138,544	937,969
Bank Leumi Le-Israel BM	249,920	1,559,063
Bezeq The Israeli Telecommunication Corp. Ltd.	445,385	511,890
Check Point Software Technologies Ltd.(a)(b)	18,570	2,061,270
Elbit Systems Ltd.	3,804	454,779
Israel Chemicals Ltd.	82,103	473,357
Nice Ltd.(a)	15,533	1,645,859
Teva Pharmaceutical Industries Ltd., ADR, NVS(b)	139,797	2,793,144

		10,437,331

Italy — 1.5%
Assicurazioni Generali SpA	170,546	2,759,425
Atlantia SpA	73,227	1,473,544
CNH Industrial NV	182,316	1,897,580
Enel SpA	1,033,840	5,076,812
Eni SpA	342,994	6,103,810
Ferrari NV	20,291	2,379,538
Fiat Chrysler Automobiles NV(a)	169,912	2,589,377
Intesa Sanpaolo SpA	2,069,376	4,579,210
Leonardo SpA(b)	68,177	740,807
Luxottica Group SpA	32,439	2,040,637
Mediobanca Banca di Credito Finanziario SpA	97,002	852,007
Moncler SpA	26,628	926,245
Prysmian SpA	48,952	951,780
Snam SpA	269,966	1,117,703
Telecom Italia SpA/Milano(a)	1,481,024	871,256
Tenaris SA	70,374	1,047,348
Terna Rete Elettrica Nazionale SpA	480,445	2,485,040

233

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Italy (continued)
UniCredit SpA	306,222	$3,926,252

		41,818,371

Japan — 16.8%
Acom Co. Ltd.	158,500	585,659
Aeon Co. Ltd.	126,800	2,910,035
AEON Financial Service Co. Ltd.	63,400	1,244,911
Aeon Mall Co. Ltd.	33,900	627,505
AGC Inc./Japan	31,700	1,042,107
Aisin Seiki Co. Ltd.	31,800	1,249,683
Ajinomoto Co. Inc.	75,400	1,220,310
Alps Electric Co. Ltd.	31,700	752,789
ANA Holdings Inc.	31,700	1,065,983
Asahi Group Holdings Ltd.	63,400	2,790,937
Asahi Kasei Corp.	253,600	3,049,357
Astellas Pharma Inc.	322,000	4,984,573
Bandai Namco Holdings Inc.	63,400	2,255,558
Bridgestone Corp.	95,100	3,676,588
Brother Industries Ltd.	31,700	581,726
Canon Inc.	158,500	4,525,161
Casio Computer Co. Ltd.	31,700	478,920
Central Japan Railway Co.	31,700	6,081,299
Chubu Electric Power Co. Inc.	126,800	1,829,727
Chugai Pharmaceutical Co. Ltd.	31,700	1,862,310
Chugoku Electric Power Co. Inc. (The)	63,400	815,709
Coca-Cola Bottlers Japan Holdings Inc.	31,700	830,034
Concordia Financial Group Ltd.	190,200	873,010
Credit Saison Co. Ltd.	63,400	1,009,524
CYBERDYNE Inc.(a)(b)	31,700	224,151
Dai-ichi Life Holdings Inc.	158,500	2,999,920
Daiichi Sankyo Co. Ltd.	105,500	4,032,847
Daikin Industries Ltd.	31,700	3,686,700
Daito Trust Construction Co. Ltd.	4,000	528,111
Daiwa House Industry Co. Ltd.	63,400	1,915,118
Daiwa Securities Group Inc.	317,000	1,817,087
Denso Corp.	63,400	2,837,003
Dentsu Inc.	31,700	1,471,871
East Japan Railway Co.	31,700	2,773,803
Eisai Co. Ltd.	31,800	2,651,808
Electric Power Development Co. Ltd.	31,700	863,741
FANUC Corp.	31,700	5,543,392
Fast Retailing Co. Ltd.	8,400	4,247,822
FUJIFILM Holdings Corp.	95,100	4,123,205
Fujitsu Ltd.	31,700	1,927,477
Hino Motors Ltd.	63,400	609,534
Hitachi Construction Machinery Co. Ltd.	31,700	845,483
Hitachi High-Technologies Corp.	31,700	1,195,193
Hitachi Ltd.	126,800	3,889,784
Honda Motor Co. Ltd.	253,600	7,282,952
Hoya Corp.	63,400	3,603,275
Hulic Co. Ltd.	50,800	465,890
Idemitsu Kosan Co. Ltd.	31,700	1,446,591
IHI Corp.	31,700	1,160,082
Inpex Corp.	158,500	1,825,092
Isetan Mitsukoshi Holdings Ltd.	95,100	1,113,173
Isuzu Motors Ltd.	126,800	1,665,124
ITOCHU Corp.	253,600	4,707,740
Japan Exchange Group Inc.	114,000	2,046,555
Japan Post Holdings Co. Ltd.	221,900	2,634,761
Japan Prime Realty Investment Corp.	317	1,131,992
Japan Retail Fund Investment Corp.	951	1,756,133

Security	Shares	Value
Japan (continued)
Japan Tobacco Inc.	158,500	$4,082,054
JFE Holdings Inc.	95,200	1,797,627
JSR Corp.	63,400	947,166
JTEKT Corp.	63,400	791,552
JXTG Holdings Inc.	455,700	3,105,972
Kakaku.com Inc.	31,700	574,985
Kansai Electric Power Co. Inc. (The)	126,800	1,944,330
Kao Corp.	63,400	4,230,786
Kawasaki Heavy Industries Ltd.	31,700	752,508
KDDI Corp.	285,300	7,115,120
Keyence Corp.	13,000	6,370,121
Kintetsu Group Holdings Co. Ltd.	31,700	1,216,260
Kirin Holdings Co. Ltd.	158,500	3,789,927
Kobe Steel Ltd.	63,400	510,099
Komatsu Ltd.	158,500	4,135,424
Konica Minolta Inc.	126,800	1,259,517
Kubota Corp.	149,800	2,365,368
Kuraray Co. Ltd.	126,800	1,747,145
Kurita Water Industries Ltd.	31,700	781,721
Kyocera Corp.	31,700	1,724,111
Kyushu Electric Power Co. Inc.	95,100	1,107,274
Lion Corp.	31,700	595,490
M3 Inc.	63,400	1,021,321
Mabuchi Motor Co. Ltd.	32,300	1,150,556
Marubeni Corp.	317,000	2,573,808
Mazda Motor Corp.	95,100	1,031,433
Mebuki Financial Group Inc.	190,200	581,445
MEIJI Holdings Co. Ltd.	32,490	2,159,187
MINEBEA MITSUMI Inc.	63,400	970,199
MISUMI Group Inc.	31,700	636,500
Mitsubishi Chemical Holdings Corp.	317,500	2,478,838
Mitsubishi Corp.	221,900	6,252,643
Mitsubishi Electric Corp.	285,300	3,623,921
Mitsubishi Estate Co. Ltd.	174,500	2,791,722
Mitsubishi Heavy Industries Ltd.	63,500	2,244,486
Mitsubishi Motors Corp.	126,800	798,855
Mitsubishi UFJ Financial Group Inc.	1,743,500	10,579,494
Mitsui & Co. Ltd.	253,600	4,236,966
Mitsui Chemicals Inc.	63,400	1,424,119
Mitsui Fudosan Co. Ltd.	95,100	2,143,763
Mitsui OSK Lines Ltd.	31,700	773,575
Mizuho Financial Group Inc.	3,518,700	6,048,716
MS&AD Insurance Group Holdings Inc.	83,500	2,520,057
Murata Manufacturing Co. Ltd.	31,700	4,821,501
Nabtesco Corp.	32,000	705,472
NEC Corp.	34,200	981,862
Nexon Co. Ltd.(a)	63,400	722,453
Nidec Corp.	31,700	4,070,117
Nikon Corp.	63,400	1,105,027
Nintendo Co. Ltd.	15,700	4,891,338
Nippon Building Fund Inc.	335	1,914,625
Nippon Paint Holdings Co. Ltd.(b)	31,700	992,951
Nippon Steel & Sumitomo Metal Corp.	126,886	2,346,472
Nippon Telegraph & Telephone Corp.	95,100	4,002,703
Nippon Yusen KK	31,700	512,627
Nissan Motor Co. Ltd.	348,700	3,174,775
Nisshin Seifun Group Inc.	110,225	2,198,542
Nissin Foods Holdings Co. Ltd.	31,700	2,047,698
Nitto Denko Corp.	32,000	2,006,965
Nomura Holdings Inc.	539,900	2,619,248

234

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Nomura Real Estate Holdings Inc.	32,000	$600,842
Nomura Real Estate Master Fund Inc.	951	1,232,832
NSK Ltd.	95,100	942,110
NTT DOCOMO Inc.	221,900	5,592,969
Olympus Corp.	63,400	2,117,921
Omron Corp.	31,700	1,286,483
Ono Pharmaceutical Co. Ltd.	64,900	1,479,091
Oriental Land Co. Ltd./Japan	31,700	2,981,662
ORIX Corp.	190,200	3,102,726
Osaka Gas Co. Ltd.	63,400	1,163,452
Otsuka Holdings Co. Ltd.	63,400	3,038,121
Panasonic Corp.	348,700	3,860,712
Rakuten Inc.	158,500	1,073,005
Recruit Holdings Co. Ltd.	190,200	5,118,403
Renesas Electronics Corp.(a)	126,800	671,892
Resona Holdings Inc.	412,100	2,172,695
Ricoh Co. Ltd.	95,100	951,379
Santen Pharmaceutical Co. Ltd.	95,100	1,411,479
SBI Holdings Inc./Japan	48,500	1,272,505
Secom Co. Ltd.	32,000	2,623,118
Sekisui House Ltd.	95,100	1,400,525
Seven & i Holdings Co. Ltd.	126,800	5,497,607
Seven Bank Ltd.	126,800	396,619
Sharp Corp./Japan	31,700	486,223
Shimano Inc.	8,000	1,094,502
Shin-Etsu Chemical Co. Ltd.	63,400	5,319,521
Shinsei Bank Ltd.	31,700	483,414
Shionogi & Co. Ltd.	31,700	2,031,407
Shiseido Co. Ltd.	63,400	4,009,444
Showa Shell Sekiyu KK	63,400	1,222,439
SMC Corp./Japan	4,600	1,473,484
SoftBank Group Corp.	126,800	10,166,022
Sompo Holdings Inc.	63,400	2,629,144
Sony Corp.	190,200	10,348,039
Stanley Electric Co. Ltd.	63,400	1,879,164
Subaru Corp.	95,100	2,572,684
SUMCO Corp.	31,700	428,640
Sumitomo Chemical Co. Ltd.	317,000	1,589,845
Sumitomo Corp.	168,100	2,552,296
Sumitomo Dainippon Pharma Co. Ltd.	63,400	1,326,931
Sumitomo Electric Industries Ltd.	126,800	1,732,538
Sumitomo Heavy Industries Ltd.	31,700	1,001,378
Sumitomo Metal Mining Co. Ltd.	31,700	999,973
Sumitomo Mitsui Financial Group Inc.	221,900	8,678,983
Sumitomo Mitsui Trust Holdings Inc.	63,400	2,524,652
Sumitomo Rubber Industries Ltd.	31,700	456,449
Suzuki Motor Corp.	31,700	1,587,036
Sysmex Corp.	31,700	2,225,784
T&D Holdings Inc.	126,800	2,043,766
Taisei Corp.	31,700	1,358,110
Taiyo Nippon Sanso Corp.	48,500	780,865
Takeda Pharmaceutical Co. Ltd.	126,800	5,134,695
TDK Corp.	32,000	2,764,609
Terumo Corp.	64,000	3,453,635
Tohoku Electric Power Co. Inc.	95,100	1,203,339
Tokio Marine Holdings Inc.	95,100	4,504,936
Tokyo Electric Power Co. Holdings Inc.(a)	285,300	1,461,197
Tokyo Electron Ltd.	32,000	4,447,477
Tokyo Gas Co. Ltd.	63,400	1,562,318
Tokyu Corp.	39,100	645,459

Security	Shares	Value
Japan (continued)
Tokyu Fudosan Holdings Corp.	190,200	$1,071,882
Toray Industries Inc.	285,300	2,027,221
Toshiba Corp.(a)	95,200	2,851,234
Toyo Seikan Group Holdings Ltd.	63,400	1,298,280
Toyo Suisan Kaisha Ltd.	31,700	1,092,668
Toyota Industries Corp.	31,800	1,563,865
Toyota Motor Corp.	317,000	18,580,967
Toyota Tsusho Corp.	63,400	2,294,883
Trend Micro Inc./Japan	31,700	1,831,412
Unicharm Corp.	63,400	1,725,797
United Urban Investment Corp.	951	1,448,557
USS Co. Ltd.	63,400	1,144,352
West Japan Railway Co.	31,700	2,128,314
Yahoo Japan Corp.	389,800	1,226,166
Yakult Honsha Co. Ltd.	31,700	2,249,940
Yamada Denki Co. Ltd.(b)	194,600	917,347
Yamaha Motor Co. Ltd.	63,400	1,506,140
Yaskawa Electric Corp.	31,700	917,110
Yokogawa Electric Corp.	63,400	1,247,720
ZOZO Inc.	31,700	763,744

		467,523,507

Malaysia — 0.6%
Alliance Bank Malaysia Bhd	730,300	691,119
Axiata Group Bhd	412,100	335,825
British American Tobacco Malaysia Bhd(b)	31,700	235,600
CIMB Group Holdings Bhd	665,700	909,978
Dialog Group Bhd	412,100	333,856
DiGi.Com Bhd(b)	602,300	620,364
Genting Bhd	348,700	611,652
Genting Malaysia Bhd	317,000	340,143
Hartalega Holdings Bhd	285,300	426,808
Hong Leong Bank Bhd	126,800	627,258
Hong Leong Financial Group Bhd	95,100	417,717
IHH Healthcare Bhd	380,400	454,535
IOI Corp. Bhd	519,900	559,099
IOI Properties Group Bhd	1,090,618	341,429
Kuala Lumpur Kepong Bhd	95,100	566,350
Malayan Banking Bhd	412,100	934,599
Malaysia Airports Holdings Bhd	319,000	632,740
Maxis Bhd(b)	348,700	435,823
Petronas Chemicals Group Bhd	348,700	779,148
Petronas Dagangan Bhd	63,400	393,930
Petronas Gas Bhd	190,200	830,889
PPB Group Bhd	190,200	761,800
Public Bank Bhd	357,540	2,101,920
RHB Bank Bhd	241,295	301,583
RHB Bank Bhd, New(a)(d)	141,000	—
Sime Darby Bhd	306,900	161,353
Sime Darby Plantation Bhd(b)	306,900	385,779
Sime Darby Property Bhd	306,900	71,509
Tenaga Nasional Bhd	507,200	1,781,776
YTL Corp. Bhd	645,454	163,504

		17,208,086

Mexico — 0.7%
Alfa SAB de CV, Class A	634,000	670,285
America Movil SAB de CV, Series L, NVS	4,628,200	3,361,850
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	380,400	475,805
Cemex SAB de CV, CPO(a)	2,504,308	1,253,947

235

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Mexico (continued)
Fibra Uno Administracion SA de CV	460,700	$496,621
Fomento Economico Mexicano SAB de CV	317,000	2,703,211
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,100	1,585,579
Grupo Financiero Banorte SAB de CV, Class O	424,600	2,343,257
Grupo Financiero Inbursa SAB de CV, Class O	538,900	700,669
Grupo Mexico SAB de CV, Series B	507,229	1,173,958
Grupo Televisa SAB, CPO	380,400	1,100,006
Industrias Penoles SAB de CV	22,190	313,713
Kimberly-Clark de Mexico SAB de CV, Series A, Class A	538,900	779,171
Wal-Mart de Mexico SAB de CV	919,300	2,355,108

		19,313,180

Netherlands — 2.4%
ABN AMRO Group NV, CVA(c)	60,864	1,496,474
Aegon NV	306,856	1,887,224
AerCap Holdings NV(a)	24,726	1,238,278
Akzo Nobel NV	43,429	3,655,111
ArcelorMittal	93,832	2,343,211
ASML Holding NV	57,137	9,770,417
EXOR NV	21,556	1,222,178
Heineken NV	37,723	3,402,265
ING Groep NV	554,750	6,587,300
Koninklijke Ahold Delhaize NV	186,713	4,279,759
Koninklijke DSM NV	36,459	3,196,556
Koninklijke KPN NV	544,606	1,441,465
Koninklijke Philips NV	153,465	5,724,243
NN Group NV	47,550	2,047,307
NXP Semiconductors NV	51,037	3,827,265
Unilever NV, CVA	219,364	11,812,351
Wolters Kluwer NV	45,331	2,576,331

		66,507,735

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(b)	94,149	640,614
Auckland International Airport Ltd.	365,184	1,666,871
Fletcher Building Ltd.(a)	130,008	512,767
Ryman Healthcare Ltd.	68,472	541,017
Spark New Zealand Ltd.	512,906	1,322,964

		4,684,233

Norway — 0.5%
Aker BP ASA	16,167	534,736
DNB ASA	139,163	2,525,811
Equinor ASA	162,938	4,251,340
Gjensidige Forsikring ASA	51,838	805,483
Marine Harvest ASA	46,860	1,137,358
Norsk Hydro ASA	222,217	1,156,963
Orkla ASA	144,334	1,249,128
Schibsted ASA, Class B	14,582	463,226
Telenor ASA	86,858	1,598,176
Yara International ASA(b)	27,280	1,177,218

		14,899,439

Pakistan — 0.0%
MCB Bank Ltd.	126,800	189,431
United Bank Ltd./Pakistan	126,800	143,568

		332,999

Peru — 0.1%
Credicorp Ltd.	12,997	2,933,553

Philippines — 0.2%
Ayala Land Inc.	1,933,700	1,432,973
Bank of the Philippine Islands	713,256	1,095,112

Security	Shares	Value
Philippines (continued)
JG Summit Holdings Inc.	634,000	$560,475
Jollibee Foods Corp.	263,110	1,357,226
Metropolitan Bank & Trust Co.	519,743	636,747
SM Prime Holdings Inc.	1,902,000	1,201,525

		6,284,058

Poland — 0.3%
Alior Bank SA(a)	25,043	377,552
Bank Millennium SA(a)	214,609	494,706
Bank Polska Kasa Opieki SA	15,850	433,226
CD Projekt SA(a)	13,314	550,210
Cyfrowy Polsat SA(a)	36,772	212,153
KGHM Polska Miedz SA(a)	19,020	431,389
mBank SA	5,477	534,753
Polski Koncern Naftowy ORLEN SA	50,199	1,208,797
Polskie Gornictwo Naftowe i Gazownictwo SA(a)	254,604	416,082
Powszechna Kasa Oszczednosci Bank Polski SA	125,215	1,305,252
Powszechny Zaklad Ubezpieczen SA	73,227	748,987
Santander Bank Polska SA	5,088	452,143

		7,165,250

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(d)	1	—
EDP — Energias de Portugal SA	346,213	1,217,626
Galp Energia SGPS SA	69,106	1,205,436
Jeronimo Martins SGPS SA	58,372	718,263

		3,141,325

Qatar — 0.2%
Commercial Bank PQSC (The)	9,510	107,851
Ezdan Holding Group QSC(a)	169,681	507,889
Industries Qatar QSC	15,850	607,078
Masraf Al Rayan QSC	160,858	1,671,978
Ooredoo QPSC	20,764	391,312
Qatar Electricity & Water Co. QSC	7,291	374,788
Qatar Insurance Co. SAQ	22,507	225,997
Qatar Islamic Bank SAQ	6,657	278,669
Qatar National Bank QPSC	51,671	2,756,767

		6,922,329

Russia — 0.9%
Gazprom PJSC, ADR, NVS	838,497	3,972,799
Lukoil PJSC, ADR, NVS	66,570	4,968,785
Magnit PJSC, GDR, NVS	56,426	753,005
MMC Norilsk Nickel PJSC, ADR, NVS	107,212	1,774,359
Mobile TeleSystems PJSC, ADR, NVS	121,728	975,041
Novatek PJSC, GDR, NVS	16,167	2,740,306
PhosAgro PJSC, GDR, NVS	23,141	303,147
Rosneft Oil Co. PJSC, GDR, NVS	191,468	1,346,020
RusHydro PJSC, ADR, NVS	476,861	373,859
Sberbank of Russia PJSC, ADR	382,619	4,514,904
Surgutneftegas PJSC, ADR, NVS	259,319	1,032,090
Tatneft PJSC, ADR	38,357	2,702,634
VTB Bank PJSC, GDR, NVS	436,396	549,859

		26,006,808

Singapore — 0.8%
Ascendas REIT	699,116	1,272,222
CapitaLand Commercial Trust	773,605	966,448
CapitaLand Ltd.	348,800	790,895
CapitaLand Mall Trust	285,300	434,708
ComfortDelGro Corp. Ltd.	317,000	515,056
DBS Group Holdings Ltd.	255,000	4,319,974
Genting Singapore Ltd.	855,900	543,900

236

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Singapore (continued)
Golden Agri-Resources Ltd.	951,000	$175,119
Keppel Corp. Ltd.	285,300	1,277,340
Oversea-Chinese Banking Corp. Ltd.	430,575	3,339,382
Sembcorp Industries Ltd.	126,800	258,215
Singapore Airlines Ltd.	126,800	868,042
Singapore Exchange Ltd.	95,100	469,731
Singapore Telecommunications Ltd.	1,204,600	2,748,798
Suntec REIT	507,200	648,284
United Overseas Bank Ltd.	191,400	3,369,679
Venture Corp. Ltd.	63,400	701,392
Wilmar International Ltd.	253,600	578,694
Yangzijiang Shipbuilding Holdings Ltd.	507,200	454,165

		23,732,044

South Africa — 1.5%
Absa Group Ltd.	31,066	313,705
Anglo American Platinum Ltd.	12,049	393,246
AngloGold Ashanti Ltd.	69,106	668,350
Aspen Pharmacare Holdings Ltd.	67,204	709,986
Bid Corp. Ltd.	51,037	956,331
Bidvest Group Ltd. (The)	58,962	733,798
Clicks Group Ltd.	18,386	234,086
Exxaro Resources Ltd.	40,893	417,896
FirstRand Ltd.	487,229	2,121,981
Fortress REIT Ltd., Series B	107,146	104,416
Foschini Group Ltd. (The)	63,400	692,210
Gold Fields Ltd.	154,696	410,567
Growthpoint Properties Ltd.	795,800	1,220,680
Imperial Holdings Ltd.	37,406	412,685
Investec Ltd.	86,224	535,869
MMI Holdings Ltd./South Africa(a)	460,683	556,891
Mr. Price Group Ltd.	64,351	1,006,562
MTN Group Ltd.	278,643	1,613,407
Naspers Ltd., Class N	64,351	11,298,844
Nedbank Group Ltd.	28,518	480,738
NEPI Rockcastle PLC	63,400	546,959
Old Mutual Ltd.	887,944	1,338,793
PSG Group Ltd.	29,164	434,490
Rand Merchant Investment Holdings Ltd.	264,378	614,831
Redefine Properties Ltd.	2,149,934	1,396,283
Reinet Investments SCA	20,922	350,253
Remgro Ltd.	85,729	1,104,136
Resilient REIT Ltd.	32,968	133,558
RMB Holdings Ltd.	184,177	928,727
Sanlam Ltd.	201,612	1,013,914
Sappi Ltd.	118,241	664,143
Sasol Ltd.	77,348	2,535,270
Shoprite Holdings Ltd.	65,936	805,097
Standard Bank Group Ltd.	199,076	2,201,987
Tiger Brands Ltd.	29,798	531,899
Truworths International Ltd.	119,545	655,114
Vodacom Group Ltd.	19,654	165,577
Woolworths Holdings Ltd./South Africa	161,674	557,627

		40,860,906

South Korea — 3.3%
Amorepacific Corp.	5,706	766,108
AMOREPACIFIC Group	8,242	449,149
BGF retail Co. Ltd.	2,219	328,113
BNK Financial Group Inc.	80,835	538,403
Celltrion Healthcare Co. Ltd.(a)	6,023	336,681

Security	Shares	Value
South Korea (continued)
Celltrion Inc.(a)	12,294	$2,346,492
Celltrion Pharm Inc.(a)	3,170	148,826
CJ CheilJedang Corp.	2,234	635,177
CJ Corp.	3,170	303,216
Coway Co. Ltd.	10,461	645,350
Daelim Industrial Co. Ltd.	5,399	360,076
DB Insurance Co. Ltd.	6,974	439,413
DGB Financial Group Inc.	53,573	441,917
E-MART Inc.	2,536	455,102
GS Holdings Corp.	12,531	533,328
Hana Financial Group Inc.	40,451	1,359,548
Hankook Tire Co. Ltd.	10,804	392,511
Hanmi Pharm Co. Ltd.	1,393	476,130
Hanmi Science Co. Ltd.	3,558	208,256
Hanssem Co. Ltd.	3,487	149,480
HDC Holdings Co. Ltd.	1	15
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	8,597	331,945
HLB Inc.(a)	5,706	433,627
Hotel Shilla Co. Ltd.	6,340	396,685
Hyundai Engineering & Construction Co. Ltd.	11,412	458,162
Hyundai Glovis Co. Ltd.	3,487	348,838
Hyundai Heavy Industries Co. Ltd.(a)	5,799	633,562
Hyundai Heavy Industries Holdings Co. Ltd.(a)	1,644	514,314
Hyundai Marine & Fire Insurance Co. Ltd.	13,647	500,588
Hyundai Mobis Co. Ltd.	9,827	1,638,480
Hyundai Motor Co.	20,605	1,925,701
Hyundai Steel Co.	9,827	360,034
Industrial Bank of Korea	40,893	532,896
Kakao Corp.	7,291	586,070
Kangwon Land Inc.	28,213	710,555
KB Financial Group Inc.	47,880	1,991,586
KEPCO Plant Service & Engineering Co. Ltd.	6,023	145,349
Kia Motors Corp.	35,187	876,935
Korea Aerospace Industries Ltd.(a)	13,631	346,292
Korea Electric Power Corp.	37,095	882,168
Korea Gas Corp.(a)	2,536	115,945
Korea Investment Holdings Co. Ltd.	15,533	808,308
Korea Zinc Co. Ltd.	1,585	527,151
KT Corp.	7,260	182,209
KT&G Corp.	16,794	1,495,846
LG Chem Ltd.	6,661	2,028,316
LG Corp.	15,850	922,167
LG Display Co. Ltd.	33,919	491,127
LG Electronics Inc.	13,201	733,292
LG Household & Health Care Ltd.	1,585	1,452,100
Lotte Chemical Corp.	2,219	511,156
Lotte Corp.(a)	6,896	287,749
Lotte Shopping Co. Ltd.	1,510	256,404
Medy-Tox Inc.	951	389,229
Mirae Asset Daewoo Co. Ltd.	76,471	431,494
NAVER Corp.	19,020	1,911,097
NCSoft Corp.	2,898	1,092,265
Netmarble Corp.(c)	4,755	467,342
OCI Co. Ltd.	4,438	331,813
Orion Corp./Republic of Korea	3,864	322,466
Pearl Abyss Corp.(a)	1,585	285,969
POSCO	10,144	2,296,654
S-1 Corp.	5,389	456,354
Samsung Biologics Co. Ltd.(a)(c)	2,536	862,358

237

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Samsung C&T Corp.	10,206	$971,744
Samsung Electro-Mechanics Co. Ltd.	10,147	1,050,718
Samsung Electronics Co. Ltd.	689,158	25,641,963
Samsung Fire & Marine Insurance Co. Ltd.	4,438	1,084,624
Samsung Life Insurance Co. Ltd.	10,778	870,147
Samsung SDI Co. Ltd.	9,193	1,899,830
Samsung SDS Co. Ltd.	5,389	910,344
Samsung Securities Co. Ltd.	17,488	410,516
Shinhan Financial Group Co. Ltd.	55,413	2,069,083
Shinsegae Inc.	1,585	359,548
SillaJen Inc.(a)(b)	8,876	536,665
SK Holdings Co. Ltd.	5,706	1,309,393
SK Hynix Inc.	84,976	5,085,659
SK Innovation Co. Ltd.	9,193	1,722,351
SK Telecom Co. Ltd.	3,170	745,522
S-Oil Corp.	8,559	931,347
ViroMed Co. Ltd.(a)	2,536	414,599
Woori Bank	60,741	839,516
Yuhan Corp.	1,333	195,935

		90,635,393

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	43,913	1,647,408
Aena SME SA(c)	9,194	1,470,396
Amadeus IT Group SA	69,106	5,573,431
Banco Bilbao Vizcaya Argentaria SA	924,055	5,114,595
Banco de Sabadell SA	943,876	1,245,919
Banco Santander SA	2,149,861	10,218,596
Bankia SA	231,727	729,649
Bankinter SA	137,578	1,129,214
CaixaBank SA	541,436	2,196,850
Endesa SA	44,063	922,624
Ferrovial SA	94,595	1,897,100
Grifols SA	41,534	1,185,443
Iberdrola SA	796,329	5,644,665
Industria de Diseno Textil SA	166,108	4,692,040
International Consolidated Airlines Group SA	133,457	1,031,275
Naturgy Energy Group SA	49,769	1,224,807
Red Electrica Corp. SA	64,405	1,335,425
Repsol SA	217,779	3,904,888
Siemens Gamesa Renewable Energy SA(a)(b)	40,576	450,183
Telefonica SA	617,834	5,066,864

		56,681,372

Sweden — 1.7%
Alfa Laval AB	71,642	1,831,869
Assa Abloy AB, Class B	157,866	3,152,242
Atlas Copco AB, Class A	122,679	3,041,573
Atlas Copco AB, Class B	31,700	727,494
Electrolux AB, Series B	43,746	910,368
Epiroc AB, Class A(a)	130,632	1,148,570
Epiroc AB, Class B(a)	31,700	261,620
Essity AB, Class B	90,502	2,068,544
Hennes & Mauritz AB, Class B	139,480	2,468,297
Hexagon AB, Class B	37,406	1,835,983
Husqvarna AB, Class B	134,091	1,014,078
Investor AB, Class B	71,642	3,109,553
Lundin Petroleum AB	42,161	1,288,859
Millicom International Cellular SA, SDR	13,687	774,224
Sandvik AB	206,367	3,271,724
Securitas AB, Class B	99,221	1,703,856

Security	Shares	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	175,301	$1,817,513
Skanska AB, Class B	75,763	1,194,094
Svenska Handelsbanken AB, Class A	202,880	2,209,556
Swedbank AB, Class A	114,754	2,587,700
Swedish Match AB	32,017	1,633,481
Tele2 AB, Class B	87,195	992,186
Telefonaktiebolaget LM Ericsson, Class B	437,143	3,815,800
Telia Co. AB	357,259	1,612,800
Volvo AB, Class B	218,413	3,269,133

		47,741,117

Switzerland — 6.0%
ABB Ltd., Registered	252,015	5,085,898
Adecco Group AG, Registered	25,823	1,266,634
Barry Callebaut AG, Registered	951	1,861,536
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	406	2,805,150
Cie. Financiere Richemont SA, Registered	80,283	5,882,152
Coca-Cola HBC AG	38,991	1,150,859
Credit Suisse Group AG, Registered	346,228	4,550,287
Dufry AG, Registered(b)	5,706	644,116
Geberit AG, Registered	7,164	2,808,197
Givaudan SA, Registered	1,433	3,481,710
Julius Baer Group Ltd.	45,989	2,104,914
Kuehne + Nagel International AG, Registered	14,899	2,075,107
LafargeHolcim Ltd., Registered	69,321	3,214,857
Lonza Group AG, Registered	11,506	3,622,577
Nestle SA, Registered	447,080	37,832,239
Novartis AG, Registered	319,853	28,058,285
Partners Group Holding AG	4,001	2,853,880
Roche Holding AG, NVS	100,489	24,485,390
SGS SA, Registered	634	1,507,633
Sika AG, Registered	19,020	2,442,970
Sonova Holding AG, Registered	8,559	1,400,123
Swatch Group AG (The), Bearer	5,786	1,960,303
Swiss Life Holding AG, Registered	5,467	2,066,362
Swiss Prime Site AG, Registered	12,997	1,056,919
Swiss Re AG	44,380	4,013,127
Swisscom AG, Registered	3,804	1,744,871
Temenos AG, Registered	9,510	1,309,409
UBS Group AG, Registered	538,240	7,539,320
Vifor Pharma AG	9,827	1,421,930
Zurich Insurance Group AG	20,151	6,274,275

		166,521,030

Taiwan — 2.9%
Acer Inc.	634,792	445,173
ASE Technology Holding Co. Ltd.	476,762	961,444
Asia Cement Corp.	650,440	688,424
AU Optronics Corp.	2,309,000	910,377
Cathay Financial Holding Co. Ltd.	1,350,318	2,138,305
Chang Hwa Commercial Bank Ltd.	1,532,838	869,383
China Development Financial Holding Corp.	2,867,000	920,057
China Steel Corp.	1,627,288	1,283,193
Chunghwa Telecom Co. Ltd.	634,000	2,243,577
Compal Electronics Inc.	951,000	524,013
CTBC Financial Holding Co. Ltd.	2,734,036	1,824,576
Delta Electronics Inc.	317,000	1,331,804
E.Sun Financial Holding Co. Ltd.	1,608,024	1,065,330
Far EasTone Telecommunications Co. Ltd.	634,000	1,510,060
First Financial Holding Co. Ltd.	2,302,929	1,455,006

238

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	322,340	$1,166,728
Formosa Petrochemical Corp.	317,000	1,249,846
Formosa Plastics Corp.	640,960	2,092,136
Fubon Financial Holding Co. Ltd.	634,000	992,706
Highwealth Construction Corp.	540,080	791,540
Hon Hai Precision Industry Co. Ltd.	2,129,377	5,422,710
HTC Corp.(a)	317,000	344,220
Hua Nan Financial Holdings Co. Ltd.	2,875,191	1,621,436
Innolux Corp.	1,653,688	500,761
Largan Precision Co. Ltd.	16,000	1,732,217
Macronix International	323,401	179,243
MediaTek Inc.	160,000	1,176,356
Mega Financial Holding Co. Ltd.	1,341,195	1,133,447
Nan Ya Plastics Corp.	637,840	1,585,169
Pegatron Corp.	634,000	1,153,547
Quanta Computer Inc.	634,000	1,000,902
Shin Kong Financial Holding Co. Ltd.	1,607,976	527,452
SinoPac Financial Holdings Co. Ltd.	3,034,600	1,029,742
Synnex Technology International Corp.	328,750	353,792
Taishin Financial Holding Co. Ltd.	2,332,508	1,036,486
Taiwan Business Bank	1,319,714	435,028
Taiwan Cement Corp.	699,000	783,870
Taiwan Cooperative Financial Holding Co. Ltd.	3,751,032	2,109,296
Taiwan Mobile Co. Ltd.	634,000	2,264,066
Taiwan Semiconductor Manufacturing Co. Ltd.	3,804,000	28,766,959
Uni-President Enterprises Corp.	723,972	1,752,432
United Microelectronics Corp.	2,219,000	846,208
Vanguard International Semiconductor Corp.	317,000	583,945
Winbond Electronics Corp.	951,000	411,835
Yuanta Financial Holding Co. Ltd.	1,176,067	570,113

		81,784,910

Thailand — 0.6%
Advanced Info Service PCL, NVDR	158,500	937,134
Airports of Thailand PCL, NVDR	951,000	1,836,018
Bangkok Expressway & Metro PCL, NVDR	1,553,300	398,282
Berli Jucker PCL, NVDR	348,700	586,426
BTS Group Holdings PCL, NVDR	2,446,900	675,389
Central Pattana PCL, NVDR	317,000	755,445
Charoen Pokphand Foods PCL, NVDR	928,700	707,381
CP ALL PCL, NVDR	919,300	1,864,945
Indorama Ventures PCL, NVDR	578,488	946,696
Kasikornbank PCL, Foreign	132,000	794,389
Minor International PCL, NVDR	416,020	458,061
PTT Exploration & Production PCL, NVDR	198,599	835,733
PTT Global Chemical PCL, NVDR	317,601	740,111
PTT PCL, NVDR	1,585,000	2,438,462
Siam Cement PCL (The), NVDR	31,700	399,716
Siam Commercial Bank PCL (The), NVDR	285,300	1,183,371
Thai Oil PCL, NVDR	231,900	592,867
TMB Bank PCL, NVDR	5,325,600	366,286
True Corp. PCL, NVDR	1,427,934	254,142

		16,770,854

Turkey — 0.1%
Akbank T.A.S	191,151	225,493
Anadolu Efes Biracilik Ve Malt Sanayii AS	80,885	271,238
Arcelik AS(b)	124,284	344,463
BIM Birlesik Magazalar AS	54,897	777,903
Coca-Cola Icecek AS	26,945	132,530
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	610,594	181,981

Security	Shares	Value
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS	229,508	$371,092
Haci Omer Sabanci Holding AS	78,299	99,493
KOC Holding AS	61,289	170,414
Tupras Turkiye Petrol Rafinerileri AS	23,775	558,808
Turk Hava Yollari AO(a)	128,742	322,814
Turkiye Garanti Bankasi AS	291,323	363,419
Turkiye Halk Bankasi AS(b)	104,293	114,841
Turkiye Is Bankasi AS, Class C	137,612	97,991
Ulker Biskuvi Sanayi AS(a)	66,253	174,758

		4,207,238

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	409,385	901,670
Aldar Properties PJSC	1,096,847	516,606
DP World Ltd.	35,606	640,552
Emaar Properties PJSC	797,414	1,107,188
Emirates Telecommunications Group Co. PJSC	322,072	1,525,701

		4,691,717

United Kingdom — 11.9%
3i Group PLC	157,591	1,768,360
Anglo American PLC	168,327	3,603,016
Ashtead Group PLC	86,858	2,148,071
Associated British Foods PLC	48,818	1,488,319
AstraZeneca PLC	183,860	14,072,129
Auto Trader Group PLC(c)	174,350	912,489
Aviva PLC	559,827	3,065,141
BAE Systems PLC	434,290	2,917,737
Barclays PLC	2,427,269	5,349,987
Barratt Developments PLC	156,598	1,028,478
Berkeley Group Holdings PLC	19,020	850,841
BHP Billiton PLC	312,879	6,246,178
BP PLC	2,777,871	20,135,879
British American Tobacco PLC	334,752	14,514,991
British Land Co. PLC (The)	144,635	1,094,059
BT Group PLC	1,286,703	3,954,844
Bunzl PLC	62,132	1,834,683
Burberry Group PLC	72,910	1,687,141
Carnival PLC	33,919	1,847,584
Centrica PLC	864,205	1,625,438
Compass Group PLC	237,982	4,682,853
ConvaTec Group PLC(c)	209,220	433,076
DCC PLC	14,582	1,251,148
Diageo PLC	373,743	12,934,440
Experian PLC	174,667	4,022,832
Ferguson PLC	37,544	2,534,352
Fresnillo PLC	44,540	482,946
G4S PLC	367,752	1,010,274
GlaxoSmithKline PLC	711,665	13,741,789
Glencore PLC	1,608,775	6,554,317
GVC Holdings PLC	77,593	928,983
Hammerson PLC	89,077	499,092
HSBC Holdings PLC	2,836,199	23,370,866
Imperial Brands PLC	148,039	5,018,329
Informa PLC	180,690	1,647,535
InterContinental Hotels Group PLC	40,893	2,147,517
Intertek Group PLC	20,605	1,234,258
ITV PLC	689,158	1,311,611
J Sainsbury PLC	294,810	1,172,270
John Wood Group PLC	98,587	899,674
Johnson Matthey PLC	30,115	1,143,993

239

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Kingfisher PLC	333,167	$1,084,268
Land Securities Group PLC	107,059	1,167,131
Legal & General Group PLC	746,852	2,400,039
Lloyds Banking Group PLC	9,925,270	7,256,646
London Stock Exchange Group PLC	51,037	2,813,919
Marks & Spencer Group PLC	343,363	1,298,646
Mediclinic International PLC	56,426	271,450
Melrose Industries PLC	784,911	1,691,424
Micro Focus International PLC	63,717	992,034
Mondi PLC	70,374	1,658,581
National Grid PLC	544,289	5,766,796
Next PLC	22,824	1,517,661
NMC Health PLC	26,945	1,216,031
Pearson PLC	130,094	1,493,721
Persimmon PLC	61,498	1,802,603
Prudential PLC	392,129	7,868,875
Randgold Resources Ltd.	13,984	1,098,885
Reckitt Benckiser Group PLC	95,100	7,695,480
RELX PLC	341,639	6,766,201
Rio Tinto PLC	177,520	8,627,331
Rolls-Royce Holdings PLC	278,326	2,983,743
Royal Bank of Scotland Group PLC	718,639	2,170,721
Royal Dutch Shell PLC, Class A	629,245	20,104,458
Royal Dutch Shell PLC, Class B	553,165	18,129,582
Royal Mail PLC	116,973	536,569
Sage Group PLC (The)	235,214	1,636,165
Shire PLC	132,823	7,943,488
Smith & Nephew PLC	145,820	2,372,803
SSE PLC	171,180	2,496,748
Standard Chartered PLC	408,296	2,866,742
Standard Life Aberdeen PLC	374,579	1,294,662
Taylor Wimpey PLC	596,619	1,231,162
Tesco PLC	1,390,378	3,789,391
Unilever PLC	176,569	9,354,958
United Utilities Group PLC	137,895	1,280,235
Vodafone Group PLC	3,796,392	7,170,509
Weir Group PLC (The)	45,331	918,638
Whitbread PLC	26,311	1,479,230
Wm Morrison Supermarkets PLC	396,956	1,258,389
WPP PLC	197,174	2,238,730

		332,912,165

Total Common Stocks — 95.9% (Cost: $2,850,131,814)		2,672,823,485

Investment Companies

India — 2.2%
iShares MSCI India ETF(b)(e)	1,960,528	59,188,340

Total Investment Companies — 2.2% (Cost: $69,348,582)		59,188,340

Preferred Stocks

Brazil — 0.8%
Banco Bradesco SA, Preference Shares, NVS	609,131	5,624,766
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	95,100	681,023
Cia. Brasileira de Distribuicao, Preference Shares, NVS	31,700	667,539

Security	Shares	Value
Brazil (continued)
Cia. Energetica de Minas Gerais, Preference Shares, NVS	164,734	$489,169
Gerdau SA, Preference Shares, NVS	190,200	832,589
Itau Unibanco Holding SA, Preference Shares, NVS	445,997	5,913,408
Itausa-Investimentos Itau SA, Preference Shares, NVS	717,721	2,171,809
Lojas Americanas SA, Preference Shares, NVS	115,000	582,043
Petroleo Brasileiro SA, Preference Shares, NVS	538,900	4,007,112
Telefonica Brasil SA, Preference Shares, NVS	37,800	439,821

		21,409,279
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	16,801	725,166

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	148,990	1,392,086

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	36,772	4,023,957
Porsche Automobil Holding SE, Preference Shares, NVS	23,550	1,501,737
Sartorius AG, Preference Shares, NVS	7,291	1,057,416
Volkswagen AG, Preference Shares, NVS	27,084	4,565,074

		11,148,184
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	838,794	424,637

South Korea — 0.2%
Hyundai Motor Co. Preference Shares, NVS	2,536	148,214
Series 2, Preference Shares, NVS	5,706	354,513
Samsung Electronics Co. Ltd., Preference Shares, NVS	126,800	3,977,974

		4,480,701
United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	12,802,996	16,359

Total Preferred Stocks — 1.4% (Cost: $32,576,897)		39,596,412

Rights

Chile — 0.0%
Banco de Credito e Inversiones SA, NVS (Expires 11/29/18)(a)	702	2,015
SACI Falabella, NVS (Expires 11/13/18)(a)	3,625	365

		2,380
Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(a)	2,109,635	81,988

Total Rights — 0.0% (Cost: $85,131)		84,368

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 08/01/19)(a)	274,444	0

Total Warrants — 0.0% (Cost: $0)		0

240

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	25,881,052	$25,886,228
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	1,697,266	1,697,266

		27,583,494
Total Short-Term Investments — 1.0% (Cost: $27,579,907)		27,583,494

Total Investments in Securities — 100.5% (Cost: $2,979,722,331)		2,799,276,099
Other Assets, Less Liabilities — (0.5)%		(12,690,543)

Net Assets — 100.0%		$2,786,585,556

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	64,618,398	—	(38,737,346	)(a)	25,881,052	$25,886,228	$161,311	(b)	$9,556	$(11,830)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,332,660	—	(635,394	)(a)	1,697,266	1,697,266	24,446		—	—
iShares MSCI India ETF	500,599	1,502,608	(42,679)		1,960,528	59,188,340	—		(6,063)	(10,184,871)

						$86,771,834	$185,757		$3,493	$(10,196,701)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	104	12/21/18	$9,425	$(606,994)
MSCI Emerging Markets E-Mini	70	12/21/18	3,348	(174,353)

				$(781,347)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

241

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI ex U.S. ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$2,671,885,434	$924,991		$13,060	$2,672,823,485
Investment Companies	59,188,340	—		—	59,188,340
Preferred Stocks	39,580,053	16,359		—	39,596,412
Rights	84,368	—		—	84,368
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	27,583,494	—		—	27,583,494

	$2,798,321,689	$941,350		$13,060	$2,799,276,099

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(781,347)	$—		$—	$(781,347)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

242

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 2.0%
AMP Ltd.	61,194	$107,127
APA Group	49,899	339,513
Aristocrat Leisure Ltd.	9,300	174,671
Australia & New Zealand Banking Group Ltd.	41,385	760,569
Bank of Queensland Ltd.	16,833	115,128
Bendigo & Adelaide Bank Ltd.	11,811	85,636
Brambles Ltd.	28,737	216,301
Commonwealth Bank of Australia	24,285	1,191,586
Computershare Ltd.	12,462	174,617
Crown Resorts Ltd.	5,115	45,352
CSL Ltd.	5,580	743,507
Dexus	19,530	141,187
Domino’s Pizza Enterprises Ltd.(a)	1,116	42,720
Fortescue Metals Group Ltd.	43,152	122,336
Goodman Group	33,015	242,886
GPT Group (The)	30,690	112,238
Harvey Norman Holdings Ltd.	744	1,682
Insurance Australia Group Ltd.	51,284	248,253
LendLease Group	5,859	73,085
Macquarie Group Ltd.	7,440	618,007
Medibank Pvt Ltd.	41,106	81,284
Mirvac Group	103,602	159,339
National Australia Bank Ltd.	44,456	794,321
Newcrest Mining Ltd.	8,091	118,188
QBE Insurance Group Ltd.	19,065	152,960
Ramsay Health Care Ltd.	1,023	40,762
Scentre Group	64,449	181,799
Seek Ltd.	5,580	70,633
Sonic Healthcare Ltd.	4,743	75,804
Stockland	50,592	129,444
Suncorp Group Ltd.	38,595	383,232
Sydney Airport	46,686	213,091
Tabcorp Holdings Ltd.	43,127	141,216
Telstra Corp. Ltd.	89,001	194,285
Treasury Wine Estates Ltd.	14,322	153,479
Wesfarmers Ltd.	13,392	442,497
Westpac Banking Corp.	45,495	865,767
Woolworths Group Ltd.	22,506	453,491

		10,207,993
Austria — 0.1%
Erste Group Bank AG	5,115	208,640
Raiffeisen Bank International AG	3,999	109,198

		317,838
Belgium — 0.2%
Ageas	2,418	121,123
Anheuser-Busch InBev SA/NV	9,672	713,860
Colruyt SA	1,860	108,155
Proximus SADP	1,581	40,395
Umicore SA	4,836	227,889

		1,211,422
Brazil — 0.7%
Ambev SA	111,601	490,930
B3 SA — Brasil, Bolsa, Balcao	18,600	132,897
Banco Bradesco SA	10,992	89,516
Banco do Brasil SA	18,600	214,067
BB Seguridade Participacoes SA	18,600	132,596
BRF SA(b)	9,300	54,831
CCR SA	27,900	82,397

Security	Shares	Value
Brazil (continued)
Cielo SA	21,536	$76,531
Embraer SA	9,300	52,403
Fibria Celulose SA	9,300	179,891
Kroton Educacional SA	18,600	57,185
Localiza Rent a Car SA	9,300	71,981
Lojas Renner SA	9,300	94,139
Suzano Papel e Celulose SA	9,300	94,765
Ultrapar Participacoes SA	27,901	332,378
Vale SA	79,901	1,219,864

		3,376,371
Canada — 3.2%
Agnico Eagle Mines Ltd.	6,975	246,973
Alimentation Couche-Tard Inc., Class B	8,463	405,154
Bank of Montreal	7,254	543,698
Bank of Nova Scotia (The)	18,786	1,010,646
BCE Inc.	4,836	187,622
BlackBerry Ltd.(b)	12,462	115,297
Bombardier Inc., Class B(b)	35,154	85,392
Brookfield Asset Management Inc., Class A	15,159	620,096
Cameco Corp.	13,113	140,791
Canadian Imperial Bank of Commerce	6,231	539,379
Canadian National Railway Co.	7,998	685,395
Canadian Pacific Railway Ltd.	837	172,065
Canadian Tire Corp. Ltd., Class A, NVS	930	104,908
CCL Industries Inc., Class B, NVS	4,278	180,404
CGI Group Inc., Class A(b)	2,511	155,450
Constellation Software Inc./Canada	279	192,482
Dollarama Inc.	6,417	177,912
Enbridge Inc.	23,445	732,316
Fairfax Financial Holdings Ltd.	651	317,110
First Quantum Minerals Ltd.	33,480	334,991
Franco-Nevada Corp.	6,603	413,401
George Weston Ltd.	5,394	393,280
Goldcorp Inc.	18,600	168,402
Hydro One Ltd.(c)	38,688	564,154
Intact Financial Corp.	930	73,656
Loblaw Companies Ltd.	2,976	149,202
Lundin Mining Corp.	64,170	264,352
Magna International Inc.	1,488	73,434
Manulife Financial Corp.	20,739	327,371
Metro Inc.	6,289	197,829
National Bank of Canada	1,953	88,872
Nutrien Ltd.	7,812	414,558
Pembina Pipeline Corp.	31,379	1,017,413
PrairieSky Royalty Ltd.	54,405	828,555
Restaurant Brands International Inc.	5,580	306,438
Rogers Communications Inc., Class B, NVS	5,208	268,837
Royal Bank of Canada	17,856	1,304,205
Shaw Communications Inc., Class B, NVS	4,557	85,050
Shopify Inc., Class A(a)(b)	1,023	141,674
SNC-Lavalin Group Inc.	8,835	316,196
Sun Life Financial Inc.	5,487	201,430
TELUS Corp.	2,790	95,773
Thomson Reuters Corp.	6,138	286,370
Toronto-Dominion Bank (The)	22,971	1,277,420
Turquoise Hill Resources Ltd.(b)	116,343	196,674
Wheaton Precious Metals Corp.	21,948	361,664

		16,764,291

243

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Chile — 0.1%
Aguas Andinas SA, Class A	377,115	$196,043
Cencosud SA	33,108	68,876
SACI Falabella	14,973	112,884

		377,803
China — 3.3%
58.com Inc., ADR(b)	1,395	91,498
Agricultural Bank of China Ltd., Class H	837,000	367,283
Alibaba Group Holding Ltd., ADR(a)(b)	15,438	2,196,519
Baidu Inc., ADR(b)	3,813	724,699
Bank of China Ltd., Class H	1,581,000	673,590
Bank of Communications Co. Ltd., Class H	279,000	209,266
Bank of Jiangsu Co. Ltd., Class A	83,995	78,158
Bank of Ningbo Co. Ltd., Class A	18,600	46,962
Baoshan Iron & Steel Co. Ltd., Class A	20,800	22,814
CGN Power Co. Ltd., Class H(c)	1,674,000	384,366
China CITIC Bank Corp. Ltd., Class H	186,000	115,072
China Conch Venture Holdings Ltd.	46,500	130,495
China Construction Bank Corp., Class A	186,000	190,675
China Construction Bank Corp., Class H	1,377,000	1,092,550
China First Capital Group Ltd.(b)	84,000	33,860
China Huarong Asset Management Co. Ltd., Class H(c)	186,000	33,691
China Life Insurance Co. Ltd., Class H	186,000	370,605
China Merchants Bank Co. Ltd., Class H	139,500	537,401
China Minsheng Banking Corp. Ltd., Class H	111,200	81,988
China Mobile Ltd.	93,000	869,569
China Oilfield Services Ltd., Class H	192,000	180,014
China Pacific Insurance Group Co. Ltd., Class H	37,200	138,562
China Resources Gas Group Ltd.	186,000	711,789
China Taiping Insurance Holdings Co. Ltd.	37,200	124,326
China Telecom Corp. Ltd., Class H	186,000	87,787
China Unicom Hong Kong Ltd.	186,000	193,132
China Vanke Co. Ltd., Class H	26,200	80,711
Chongqing Rural Commercial Bank Co. Ltd., Class H	93,000	51,249
CITIC Securities Co. Ltd., Class H	46,500	81,856
Ctrip.com International Ltd., ADR(b)	6,789	225,938
Dr. Peng Telecom & Media Group Co. Ltd., Class A	27,170	27,853
Geely Automobile Holdings Ltd.	93,000	177,947
Great Wall Motor Co. Ltd., Class H(a)	87,000	51,494
Huaneng Renewables Corp. Ltd., Class H	744,000	190,759
Industrial & Commercial Bank of China Ltd., Class H	1,395,000	943,121
JD.com Inc., ADR(a)(b)	14,136	332,479
Jiangsu Expressway Co. Ltd., Class H	186,000	249,601
Jiayuan International Group Ltd.	10,000	17,552
NetEase Inc., ADR	837	173,970
New Oriental Education & Technology Group Inc., ADR(b)	2,511	146,919
Offshore Oil Engineering Co. Ltd., Class A	8,000	6,400
People’s Insurance Co. Group of China Ltd. (The), Class H	279,000	113,886
Ping An Insurance Group Co. of China Ltd., Class H	93,000	876,094
Shenzhen Overseas Chinese Town Co. Ltd., Class A	37,200	30,775
SOHO China Ltd.	139,500	47,334
TAL Education Group, Class A, ADR(b)	6,138	177,879
Tencent Holdings Ltd.	74,400	2,533,969
Vipshop Holdings Ltd., ADR(b)	8,556	41,582
Want Want China Holdings Ltd.	93,000	66,434
Wuxi Biologics Cayman Inc.(a)(b)(c)	12,000	85,491
XCMG Construction Machinery Co. Ltd., Class A	1,700	809
Yum China Holdings Inc.	5,328	192,234
Zhejiang Expressway Co. Ltd., Class H	186,000	155,882
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	21,500	71,444

Security	Shares	Value
China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	120,900	$57,896

		16,896,229
Colombia — 0.1%
Grupo de Inversiones Suramericana SA	5,580	54,388
Interconexion Electrica SA ESP	111,786	415,013

		469,401
Denmark — 0.5%
Carlsberg A/S, Class B	804	88,719
Chr Hansen Holding A/S	3,224	325,989
Coloplast A/S, Class B	558	52,116
Danske Bank A/S	8,506	163,217
Genmab A/S(b)	744	101,961
ISS A/S	1,860	61,183
Novo Nordisk A/S, Class B	22,227	961,695
Novozymes A/S, Class B	7,761	383,648
Pandora A/S	1,302	81,485
Vestas Wind Systems A/S	3,069	192,538

		2,412,551
Finland — 0.3%
Kone OYJ, Class B	5,766	281,057
Metso OYJ	2,232	70,583
Neste OYJ	2,790	230,009
Nokia OYJ	67,890	384,614
Nordea Bank Abp	32,457	282,641
Sampo OYJ, Class A	6,324	291,345
Wartsila OYJ Abp	6,696	114,221

		1,654,470
France — 3.5%
Aeroports de Paris, NVS	1,302	272,770
Airbus SE	8,277	916,349
Alstom SA, NVS	3,999	175,126
Amundi SA(c)	651	38,784
Atos SE	1,209	103,808
AXA SA, NVS	31,527	790,877
BNP Paribas SA	11,811	617,332
Bollore SA, NVS	52,638	223,178
Bureau Veritas SA, NVS	6,138	138,745
Capgemini SE	2,697	330,030
Carrefour SA, NVS	1,860	36,143
CNP Assurances, NVS	8,835	197,207
Covivio	1,121	112,726
Credit Agricole SA	12,555	161,146
Danone SA, NVS	8,742	619,862
Dassault Aviation SA, NVS	93	154,372
Dassault Systemes SE, NVS	1,395	175,210
Edenred, NVS	5,487	208,457
Eiffage SA, NVS	465	45,532
EssilorLuxottica SA, NVS	3,162	432,611
Eurazeo SE, NVS	4,440	324,734
Eutelsat Communications SA	4,092	83,039
Gecina SA	809	118,888
Getlink, NVS	16,647	209,650
Hermes International, NVS	495	283,234
ICADE	651	55,247
Iliad SA, NVS(a)	1,023	118,519
Ingenico Group SA, NVS	1,023	72,607
Kering SA, NVS	1,209	539,176
Klepierre SA	4,929	167,544

244

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Legrand SA	4,743	$310,298
L’Oreal SA	4,278	964,105
LVMH Moet Hennessy Louis Vuitton SE, NVS	3,906	1,189,626
Natixis SA	21,576	126,292
Orange SA, NVS	30,318	474,742
Pernod Ricard SA, NVS	3,627	553,970
Peugeot SA, NVS	12,648	301,377
Publicis Groupe SA, NVS	2,511	145,782
Remy Cointreau SA, NVS	279	33,161
Renault SA, NVS	3,906	292,405
Rexel SA	6,417	81,942
Safran SA, NVS	5,208	673,000
Sanofi, NVS	15,438	1,379,071
Schneider Electric SE, NVS	10,788	781,805
SCOR SE	4,650	215,331
SES SA	5,952	127,966
Societe BIC SA, NVS	837	80,231
Societe Generale SA, NVS	10,416	383,324
Sodexo SA, NVS	2,139	218,414
STMicroelectronics NV	7,719	117,371
Thales SA, NVS	1,767	226,237
Unibail-Rodamco-Westfield	2,346	426,046
Unibail-Rodamco-Westfield, New(b)	488	88,623
Valeo SA, NVS	2,511	81,227
Vinci SA	9,207	822,875
Vivendi SA, NVS	20,274	490,211

		18,308,335
Germany — 2.7%
1&1 Drillisch AG(a)	837	37,403
adidas AG	2,604	613,696
Allianz SE, Registered	5,208	1,088,366
BASF SE	9,858	759,868
Bayer AG, Registered	9,517	730,887
Bayerische Motoren Werke AG	7,161	618,513
Beiersdorf AG	1,674	173,361
Brenntag AG	1,953	102,167
Commerzbank AG(b)	8,091	76,448
Continental AG	1,767	292,206
Daimler AG, Registered	15,345	910,365
Deutsche Bank AG, Registered	33,537	328,730
Deutsche Boerse AG	1,875	237,622
Deutsche Post AG, Registered	4,371	138,424
Deutsche Telekom AG, Registered	33,201	545,278
Deutsche Wohnen SE	5,394	247,156
Fraport AG Frankfurt Airport Services Worldwide	1,674	129,546
Fresenius Medical Care AG & Co. KGaA	4,650	365,225
Fresenius SE & Co. KGaA	6,417	409,199
GEA Group AG	3,162	96,231
HUGO BOSS AG	1,302	93,205
Infineon Technologies AG	29,016	582,244
Innogy SE(b)	8,190	341,678
Merck KGaA	1,767	189,439
MTU Aero Engines AG	837	178,102
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,717	584,760
ProSiebenSat.1 Media SE	3,348	77,462
Puma SE	96	49,383
SAP SE	13,113	1,406,428
Siemens AG, Registered	10,230	1,179,046
Symrise AG	5,487	461,056

Security	Shares	Value
Germany (continued)
Telefonica Deutschland Holding AG	32,364	$125,962
Vonovia SE	7,533	344,995
Wirecard AG	2,511	470,577
Zalando SE(b)(c)	1,860	72,076

		14,057,104
Greece — 0.0%
Eurobank Ergasias SA(b)	38,520	25,969
National Bank of Greece SA(b)	17,314	30,015
OPAP SA	8,964	84,300

		140,284
Hong Kong — 1.0%
AIA Group Ltd.	186,000	1,408,156
Bank of East Asia Ltd. (The)	18,600	60,265
BOC Hong Kong Holdings Ltd.	46,500	173,795
CK Asset Holdings Ltd.	46,500	301,917
Hang Lung Properties Ltd.	93,000	168,457
Hong Kong & China Gas Co. Ltd.	553,963	1,057,133
Hong Kong Exchanges & Clearing Ltd.	9,000	238,794
Hongkong Land Holdings Ltd.	18,600	110,112
Li & Fung Ltd.	186,000	36,776
Link REIT	46,500	412,244
Melco Resorts & Entertainment Ltd., ADR	6,510	108,261
MTR Corp. Ltd.	46,500	225,400
Sands China Ltd.	74,400	293,257
Sino Land Co. Ltd.	186,000	291,834
SJM Holdings Ltd.	93,000	75,094
Swire Properties Ltd.	37,200	126,936
Wynn Macau Ltd.	37,200	76,778

		5,165,209
Hungary — 0.0%
OTP Bank Nyrt	3,441	123,557

India — 0.9%
Adani Ports & Special Economic Zone Ltd.	34,290	147,858
Asian Paints Ltd.	9,630	160,237
Axis Bank Ltd.(b)	35,010	275,743
Bajaj Auto Ltd.	2,520	88,392
Bharat Heavy Electricals Ltd.	124,380	115,642
Bharat Petroleum Corp. Ltd.	27,666	102,927
Bharti Airtel Ltd.	20,070	79,349
Godrej Consumer Products Ltd.	7,650	74,990
HCL Technologies Ltd.	11,610	165,738
Hero MotoCorp Ltd.	2,250	84,053
Hindustan Unilever Ltd.	10,890	238,830
Housing Development Finance Corp. Ltd.	19,530	467,286
ICICI Bank Ltd., ADR, NVS	21,010	199,385
Infosys Ltd., ADR, NVS	47,390	448,783
ITC Ltd.	39,600	150,003
Larsen & Toubro Ltd., GDR	10,793	189,525
Mahindra & Mahindra Ltd., GDR	10,329	106,905
Maruti Suzuki India Ltd.	1,980	177,165
Nestle India Ltd.	900	123,512
REC Ltd.	74,700	117,589
Reliance Industries Ltd.	7,470	107,209
Siemens Ltd.	9,540	120,203
State Bank of India, GDR(b)	2,585	97,842
Tata Consultancy Services Ltd.	14,040	367,998
Tata Motors Ltd.(b)	58,500	141,691
Titan Co. Ltd.	9,720	111,022

245

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Vodafone Idea Ltd.(b)	33,397	$17,456
Wipro Ltd., ADR, NVS	22,529	116,475
Yes Bank Ltd.	31,410	79,900

		4,673,708
Indonesia — 0.3%
Astra International Tbk PT	288,300	149,816
Bank Central Asia Tbk PT	93,000	144,677
Bank Mandiri Persero Tbk PT	334,800	150,855
Bank Rakyat Indonesia Persero Tbk PT	837,000	173,429
Gudang Garam Tbk PT	18,600	88,458
Hanjaya Mandala Sampoerna Tbk PT	492,900	120,935
Jasa Marga Persero Tbk PT	241,842	66,018
Telekomunikasi Indonesia Persero Tbk PT	1,004,400	254,362
Unilever Indonesia Tbk PT	46,500	132,213

		1,280,763
Ireland — 0.1%
AIB Group PLC	15,996	77,427
Kerry Group PLC, Class A	1,860	190,726
Paddy Power Betfair PLC	1,209	104,383

		372,536
Israel — 0.1%
Check Point Software Technologies Ltd.(b)	2,139	237,429
Teva Pharmaceutical Industries Ltd., ADR, NVS(a)	14,787	295,444

		532,873
Italy — 0.6%
Assicurazioni Generali SpA	20,797	336,494
Atlantia SpA	14,136	284,458
CNH Industrial NV	18,693	194,560
Ferrari NV	2,697	316,279
Fiat Chrysler Automobiles NV(b)	14,043	214,009
Intesa Sanpaolo SpA	178,281	394,508
Luxottica Group SpA	2,697	169,660
Mediobanca Banca di Credito Finanziario SpA	13,485	118,444
Snam SpA	59,706	247,193
Tenaris SA	6,975	103,806
Terna Rete Elettrica Nazionale SpA	38,688	200,109
UniCredit SpA	24,924	319,565

		2,899,085
Japan — 7.6%
Amada Holdings Co. Ltd.	18,600	175,361
Asahi Group Holdings Ltd.	9,300	409,396
Astellas Pharma Inc.	28,500	441,181
Brother Industries Ltd.	9,300	170,664
Canon Inc.	18,600	531,028
Concordia Financial Group Ltd.	27,900	128,060
Dai-ichi Life Holdings Inc.	9,300	176,021
Daiichi Sankyo Co. Ltd.	9,300	355,502
Daikin Industries Ltd.	9,300	1,081,587
Daiwa House Industry Co. Ltd.	18,600	561,848
Denso Corp.	9,300	416,154
East Japan Railway Co.	1,100	96,252
FUJIFILM Holdings Corp.	9,300	403,216
Hitachi Chemical Co. Ltd.	9,300	146,766
Hitachi Ltd.	18,600	570,584
Honda Motor Co. Ltd.	18,600	534,160
Hoya Corp.	9,300	528,556
Isuzu Motors Ltd.	18,600	244,253
ITOCHU Corp.	37,200	690,568
Japan Post Bank Co. Ltd.	18,600	217,059

Security	Shares	Value
Japan (continued)
Japan Post Holdings Co. Ltd.	37,200	$441,700
Japan Tobacco Inc.	18,600	479,030
Kansai Paint Co. Ltd.	18,600	275,403
Kao Corp.	9,300	620,604
KDDI Corp.	27,900	695,800
Keisei Electric Railway Co. Ltd.	9,300	286,363
Keyence Corp.	1,700	833,016
Kirin Holdings Co. Ltd.	9,300	222,374
Komatsu Ltd.	9,300	242,646
Kubota Corp.	18,600	293,697
Kyocera Corp.	9,300	505,812
Marubeni Corp.	223,200	1,812,221
Mebuki Financial Group Inc.	27,900	85,291
Mitsubishi Corp.	37,200	1,048,212
Mitsubishi Electric Corp.	37,200	472,520
Mitsubishi Estate Co. Ltd.	18,600	297,570
Mitsubishi Motors Corp.	18,600	117,182
Mitsubishi UFJ Financial Group Inc.	167,400	1,015,777
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,600	95,757
Mitsui & Co. Ltd.	111,600	1,864,532
Mitsui Fudosan Co. Ltd.	18,600	419,285
Mizuho Financial Group Inc.	418,500	719,410
MS&AD Insurance Group Holdings Inc.	9,300	280,677
Nippon Paint Holdings Co. Ltd.(a)	9,300	291,307
Nippon Telegraph & Telephone Corp.	9,300	391,432
Nissan Motor Co. Ltd.	18,600	169,346
Nomura Holdings Inc.	83,700	406,059
NTT DOCOMO Inc.	18,600	468,811
Obayashi Corp.	27,900	246,478
Odakyu Electric Railway Co. Ltd.	9,300	196,622
Olympus Corp.	9,300	310,673
ORIX Corp.	37,200	606,842
Otsuka Holdings Co. Ltd.	9,300	445,655
Panasonic Corp.	27,900	308,901
Rakuten Inc.	27,900	188,876
Recruit Holdings Co. Ltd.	18,600	500,538
Resona Holdings Inc.	55,800	294,192
SBI Holdings Inc./Japan	9,300	244,006
Secom Co. Ltd.	9,300	762,344
Sekisui House Ltd.	27,900	410,879
Seven & i Holdings Co. Ltd.	9,300	403,216
Seven Bank Ltd.	55,800	174,537
Shimizu Corp.	27,900	226,453
Shin-Etsu Chemical Co. Ltd.	9,300	780,308
Shionogi & Co. Ltd.	9,300	595,965
Shiseido Co. Ltd.	9,300	588,136
SoftBank Group Corp.(a)	9,300	745,615
Sompo Holdings Inc.	9,300	385,663
Sony Corp.	18,600	1,011,953
Subaru Corp.	9,300	251,587
Sumitomo Corp.	27,900	423,611
Sumitomo Metal Mining Co. Ltd.	9,300	293,368
Sumitomo Mitsui Financial Group Inc.	18,600	727,486
Suzuki Motor Corp.	9,300	465,598
T&D Holdings Inc.	9,300	149,898
Taisei Corp.	9,300	398,436
Takeda Pharmaceutical Co. Ltd.	9,300	376,598
Terumo Corp.	9,300	501,856
Toho Gas Co. Ltd.	9,300	321,386
Tokio Marine Holdings Inc.	9,300	440,546

246

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Toyota Motor Corp.	27,900	$1,635,360
Toyota Tsusho Corp.	9,300	336,631
Unicharm Corp.	9,300	253,153
Yahoo Japan Corp.	27,900	87,763
Yamaha Motor Co. Ltd.	9,300	220,932

		39,042,111
Malaysia — 0.4%
AMMB Holdings Bhd	93,000	84,455
Astro Malaysia Holdings Bhd	83,700	27,003
CIMB Group Holdings Bhd	83,700	114,414
Dialog Group Bhd	130,200	105,479
Gamuda Bhd(a)	65,100	37,182
Genting Bhd	195,300	342,574
IHH Healthcare Bhd	46,500	55,562
IOI Properties Group Bhd	55,800	17,469
Malayan Banking Bhd	130,200	295,280
Maxis Bhd(a)	37,200	46,494
Petronas Dagangan Bhd	37,200	231,139
PPB Group Bhd	66,920	268,032
Public Bank Bhd	18,600	109,346
Westports Holdings Bhd	210,500	171,539

		1,905,968
Mexico — 0.3%
America Movil SAB de CV, Series L, NVS	502,201	364,791
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	65,100	81,427
Coca-Cola Femsa SAB de CV, Series L, NVS	18,600	106,414
Fibra Uno Administracion SA de CV	74,400	80,201
Fomento Economico Mexicano SAB de CV	27,900	237,917
Grupo Aeroportuario del Pacifico SAB de CV, Series B	9,300	77,175
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,440	124,045
Grupo Financiero Banorte SAB de CV, Class O	44,601	246,141
Grupo Televisa SAB, CPO	37,200	107,572
Promotora y Operadora de Infraestructura SAB de CV	7,465	68,144
Wal-Mart de Mexico SAB de CV	102,300	262,077

		1,755,904
Netherlands — 0.9%
ABN AMRO Group NV, CVA(c)	1,953	48,019
Aegon NV	17,484	107,530
AerCap Holdings NV(b)	3,348	167,668
ASML Holding NV	5,115	874,664
Heineken NV	1,581	142,591
ING Groep NV	40,083	475,960
Koninklijke Ahold Delhaize NV	7,068	162,010
Koninklijke DSM NV	2,790	244,614
Koninklijke KPN NV	44,640	118,153
Koninklijke Philips NV	15,903	593,182
NN Group NV	6,138	264,277
NXP Semiconductors NV	4,066	304,909
Randstad NV	2,511	126,749
Unilever NV, CVA	15,624	841,324
Wolters Kluwer NV	6,088	346,004

		4,817,654
New Zealand — 0.1%
Meridian Energy Ltd.	180,048	368,586

Norway — 0.3%
DNB ASA	23,250	421,988
Gjensidige Forsikring ASA	9,858	153,178

Security	Shares	Value
Norway (continued)
Marine Harvest ASA	20,742	$503,438
Orkla ASA	30,736	266,002
Schibsted ASA, Class B	3,069	97,493
Telenor ASA	19,065	350,794

		1,792,893
Peru — 0.1%
Southern Copper Corp.	15,345	588,327

Philippines — 0.1%
International Container Terminal Services Inc.	45,570	77,079
SM Investments Corp.	10,230	172,077
SM Prime Holdings Inc.	186,000	117,499

		366,655
Poland — 0.1%
Bank Polska Kasa Opieki SA	5,580	152,517
Powszechna Kasa Oszczednosci Bank Polski SA	13,671	142,508
Powszechny Zaklad Ubezpieczen SA	13,206	135,075
Santander Bank Polska SA	1,116	99,173

		529,273
Portugal — 0.1%
Galp Energia SGPS SA	42,036	733,246

Qatar — 0.1%
Barwa Real Estate Co.	38,316	391,971
Ezdan Holding Group QSC(b)	43,228	129,390
Ooredoo QPSC	4,557	85,880

		607,241
Russia — 0.2%
Mobile TeleSystems PJSC, ADR, NVS	29,481	236,143
Sberbank of Russia PJSC, ADR	66,162	780,712

		1,016,855
Singapore — 0.4%
City Developments Ltd.	9,300	53,122
DBS Group Holdings Ltd.	18,600	315,104
Genting Singapore Ltd.	176,700	112,288
Oversea-Chinese Banking Corp. Ltd.	45,800	355,208
SATS Ltd.	15,400	55,381
Singapore Technologies Engineering Ltd.	37,200	95,364
Singapore Telecommunications Ltd.	176,700	403,215
Suntec REIT	83,700	106,982
United Overseas Bank Ltd.	9,300	163,731
UOL Group Ltd.	27,900	121,488
Yangzijiang Shipbuilding Holdings Ltd.	158,100	141,568

		1,923,451
South Africa — 0.6%
Absa Group Ltd.	15,345	154,954
Bid Corp. Ltd.	4,836	90,617
Coronation Fund Managers Ltd.	651	2,166
FirstRand Ltd.	54,870	238,970
Fortress REIT Ltd., Series A	279	320
Fortress REIT Ltd., Series B	56,079	54,650
Growthpoint Properties Ltd.	108,717	166,761
Liberty Holdings Ltd.	8,649	63,253
MMI Holdings Ltd./South Africa(b)	44,361	53,625
Mr. Price Group Ltd.	5,301	82,917
MTN Group Ltd.	22,785	131,931
Naspers Ltd., Class N	5,487	963,416
Nedbank Group Ltd.	8,645	145,732
NEPI Rockcastle PLC	10,695	92,267

247

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
Old Mutual Ltd.	3,081	$4,734
Old Mutual Ltd.	92,456	139,400
Redefine Properties Ltd.	211,482	137,348
RMB Holdings Ltd.	27,993	141,157
Sanlam Ltd.	28,830	144,987
SPAR Group Ltd. (The)	4,464	53,155
Standard Bank Group Ltd.	26,598	294,201
Truworths International Ltd.	10,044	55,042
Vodacom Group Ltd.	6,324	53,277

		3,264,880
South Korea — 1.4%
Amorepacific Corp.	744	99,892
AMOREPACIFIC Group	1,023	55,749
BGF retail Co. Ltd.	298	44,064
BNK Financial Group Inc.	7,254	48,315
Celltrion Inc.(b)	1,263	241,062
Coway Co. Ltd.	1,116	68,847
Daelim Industrial Co. Ltd.	1,116	74,429
Daewoo Engineering & Construction Co. Ltd.(b)	17,484	69,427
DGB Financial Group Inc.	5,940	48,998
Dongsuh Cos. Inc.	1,860	30,441
GS Holdings Corp.	6,324	269,154
Hana Financial Group Inc.	4,640	155,949
Hanwha Corp.	1,860	45,865
Hyundai Engineering & Construction Co. Ltd.	1,674	67,207
Hyundai Heavy Industries Co. Ltd.(b)	2,122	231,836
Hyundai Mobis Co. Ltd.	1,116	186,073
Hyundai Motor Co.	558	52,150
Industrial Bank of Korea	11,160	145,431
Kakao Corp.	930	74,756
Kangwon Land Inc.	3,255	81,978
KB Financial Group Inc.	4,756	197,828
KEPCO Plant Service & Engineering Co. Ltd.	1,930	46,575
Kia Motors Corp.	2,232	55,626
Korea Aerospace Industries Ltd.(b)	2,382	60,514
Korea Gas Corp.(b)	3,441	157,322
KT&G Corp.	2,755	245,389
LG Electronics Inc.	1,121	62,270
LG Household & Health Care Ltd.	186	170,404
NAVER Corp.	1,622	162,976
NCSoft Corp.	372	140,208
Samsung Biologics Co. Ltd.(a)(b)(c)	372	126,497
Samsung C&T Corp.	837	79,693
Samsung Electronics Co. Ltd.	59,804	2,225,168
Samsung Fire & Marine Insurance Co. Ltd.	465	113,644
Samsung Life Insurance Co. Ltd.	1,674	135,148
Samsung SDS Co. Ltd.	651	109,971
Shinhan Financial Group Co. Ltd.	4,412	164,741
SillaJen Inc.(b)	930	56,230
SK Holdings Co. Ltd.	1,302	298,779
SK Hynix Inc.	7,347	439,705
SK Telecom Co. Ltd.	279	65,615

		7,205,926
Spain — 1.0%
Aena SME SA(c)	2,883	461,078
Amadeus IT Group SA	8,277	667,544
Banco Bilbao Vizcaya Argentaria SA	90,417	500,453
Banco de Sabadell SA	56,459	74,526
Banco Santander SA	193,445	919,472

Security	Shares	Value
Spain (continued)
Bankia SA	521	$1,641
CaixaBank SA	29,667	120,372
Ferrovial SA	16,889	338,708
Industria de Diseno Textil SA	23,436	661,995
Mapfre SA	15,159	45,413
Red Electrica Corp. SA	33,030	684,871
Siemens Gamesa Renewable Energy SA(a)(b)	9,858	109,373
Telefonica SA	85,653	702,441

		5,287,887
Sweden — 0.8%
Assa Abloy AB, Class B	17,670	352,832
Atlas Copco AB, Class A	1,823	45,197
Atlas Copco AB, Class B	10,929	250,813
Boliden AB	21,469	491,290
Epiroc AB, Class A(b)	1,920	16,881
Epiroc AB, Class B(b)	11,526	95,124
Hennes & Mauritz AB, Class B	14,787	261,677
Hexagon AB, Class B	3,348	164,328
Industrivarden AB, Class C	19,344	402,555
Investor AB, Class B	12,369	536,865
Kinnevik AB, Class B	11,160	310,024
Millicom International Cellular SA, SDR	1,209	68,389
Sandvik AB	7,998	126,800
Skandinaviska Enskilda Banken AB, Class A	4,464	46,283
Skanska AB, Class B	4,371	68,891
Svenska Handelsbanken AB, Class A	9,579	104,324
Swedbank AB, Class A	465	10,486
Telefonaktiebolaget LM Ericsson, Class B	42,780	373,425
Telia Co. AB	34,410	155,339
Volvo AB, Class B	22,878	342,430

		4,223,953
Switzerland — 2.5%
ABB Ltd., Registered	21,018	424,163
Adecco Group AG, Registered	2,511	123,166
Cie. Financiere Richemont SA, Registered	6,510	476,973
Credit Suisse Group AG, Registered	31,127	409,085
EMS-Chemie Holding AG, Registered	372	205,249
Geberit AG, Registered	744	291,639
Givaudan SA, Registered	279	677,877
Kuehne + Nagel International AG, Registered	837	116,576
Lonza Group AG, Registered	744	234,243
Nestle SA, Registered	35,898	3,037,715
Novartis AG, Registered	24,366	2,137,445
Roche Holding AG, NVS	8,463	2,062,115
Sika AG, Registered	5,466	702,065
Swatch Group AG (The), Bearer	837	283,576
Swatch Group AG (The), Registered	11	735
Swiss Re AG	5,208	470,941
Swisscom AG, Registered	186	85,317
UBS Group AG, Registered	45,534	637,811
Vifor Pharma AG	744	107,654
Zurich Insurance Group AG	1,674	521,222

		13,005,567
Taiwan — 1.3%
Acer Inc.	186,000	130,440
Cathay Financial Holding Co. Ltd.	279,000	441,812
China Development Financial Holding Corp.	372,000	119,380
China Life Insurance Co. Ltd./Taiwan	77,411	73,551
Chunghwa Telecom Co. Ltd.	93,000	329,105

248

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	293,400	$195,802
Fubon Financial Holding Co. Ltd.	186,000	291,236
Hon Hai Precision Industry Co. Ltd.	223,720	569,729
Mega Financial Holding Co. Ltd.	837,000	707,351
Shin Kong Financial Holding Co. Ltd.	471,480	154,656
SinoPac Financial Holdings Co. Ltd.	379,200	128,675
Synnex Technology International Corp.	186,000	200,168
Taishin Financial Holding Co. Ltd.	484,952	215,496
Taiwan Mobile Co. Ltd.	93,000	332,111
Taiwan Semiconductor Manufacturing Co. Ltd.	279,000	2,109,879
Uni-President Enterprises Corp.	186,000	450,228
Yuanta Financial Holding Co. Ltd.	558,000	270,497

		6,720,116
Thailand — 0.2%
Airports of Thailand PCL, NVDR	241,800	466,823
Bangkok Bank PCL, Foreign	9,300	59,475
Bangkok Expressway & Metro PCL, NVDR	346,300	88,795
BTS Group Holdings PCL, NVDR	306,900	84,710
CP ALL PCL, NVDR	83,700	169,799
Energy Absolute PCL, NVDR	83,700	124,982
Kasikornbank PCL, Foreign	18,600	111,937
Krung Thai Bank PCL, NVDR	65,100	39,472
Siam Commercial Bank PCL (The), NVDR	18,600	77,149

		1,223,142
Turkey — 0.1%
Akbank T.A.S	39,897	47,065
BIM Birlesik Magazalar AS	4,836	68,527
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	100,347	29,907
Turkiye Garanti Bankasi AS	44,547	55,572
Turkiye Is Bankasi AS, Class C	73,749	52,515

		253,586
United Arab Emirates — 0.1%
Aldar Properties PJSC	160,518	75,603
DAMAC Properties Dubai Co. PJSC	87,048	47,871
DP World Ltd.	4,092	73,615
Emaar Properties PJSC	89,280	123,963
Emirates Telecommunications Group Co. PJSC	54,963	260,368

		581,420
United Kingdom — 5.2%
3i Group PLC	24,366	273,416
Antofagasta PLC	39,153	392,618
Aptiv PLC	3,720	285,696
Ashtead Group PLC	8,835	218,497
Associated British Foods PLC	3,255	99,236
AstraZeneca PLC	15,753	1,205,690
Auto Trader Group PLC(c)	15,531	81,284
Aviva PLC	51,987	284,637
Babcock International Group PLC	10,695	83,524
BAE Systems PLC	28,923	194,316
Barclays PLC	207,018	456,292
Barratt Developments PLC	18,321	120,326
Berkeley Group Holdings PLC	2,976	133,128
British American Tobacco PLC	29,113	1,262,352
British Land Co. PLC (The)	29,667	224,409
BT Group PLC	139,407	428,485
Bunzl PLC	4,464	131,817
Burberry Group PLC	7,812	180,770
Coca-Cola European Partners PLC, NVS	651	29,614
Compass Group PLC	26,133	514,228

Security	Shares	Value
United Kingdom (continued)
ConvaTec Group PLC(c)	32,457	$67,185
Croda International PLC	3,853	237,297
DCC PLC	2,046	175,549
Diageo PLC	34,038	1,177,982
Direct Line Insurance Group PLC	12,611	53,095
Experian PLC	18,879	434,810
Ferguson PLC	4,581	309,234
Fresnillo PLC	7,812	84,705
GlaxoSmithKline PLC	64,542	1,246,264
Hammerson PLC	26,226	146,942
HSBC Holdings PLC	251,100	2,069,116
Imperial Brands PLC	16,182	548,549
Intertek Group PLC	2,232	133,699
Investec PLC	18,972	117,329
ITV PLC	51,243	97,526
John Wood Group PLC	36,363	331,837
Johnson Matthey PLC	4,929	187,240
Kingfisher PLC	28,923	94,128
Land Securities Group PLC	24,711	269,393
Legal & General Group PLC	87,141	280,031
Lloyds Banking Group PLC	917,166	670,566
London Stock Exchange Group PLC	4,464	246,122
Marks & Spencer Group PLC	22,692	85,824
Mediclinic International PLC	10,881	52,346
Meggitt PLC	20,553	139,134
Merlin Entertainments PLC(c)	29,388	121,363
Micro Focus International PLC	9,021	140,451
National Grid PLC	28,785	304,980
Next PLC	1,953	129,863
Pearson PLC	15,066	172,986
Persimmon PLC	7,905	231,708
Prudential PLC	35,247	707,304
Randgold Resources Ltd.	2,079	163,371
Reckitt Benckiser Group PLC	9,393	760,080
RELX PLC	38,148	755,526
Rolls-Royce Holdings PLC	23,343	250,244
Royal Bank of Scotland Group PLC	37,293	112,647
Royal Dutch Shell PLC, Class B	45,663	1,496,572
RSA Insurance Group PLC	3,441	24,815
Schroders PLC	2,325	79,617
Segro PLC	22,707	178,319
Sensata Technologies Holding PLC(a)(b)	2,325	109,042
Severn Trent PLC	17,856	425,053
Shire PLC	11,532	689,672
Smith & Nephew PLC	4,836	78,692
Smiths Group PLC	10,137	181,012
Standard Chartered PLC	47,058	330,405
Standard Life Aberdeen PLC	68,599	237,100
Taylor Wimpey PLC	64,914	133,954
Tesco PLC	134,664	367,019
Travis Perkins PLC	2,790	39,464
Unilever PLC	16,275	862,280
United Utilities Group PLC	64,728	600,943
Vodafone Group PLC	430,404	812,934
Weir Group PLC (The)	4,557	92,348
Whitbread PLC	3,627	203,913
WPP PLC	22,320	253,423

		26,903,338
United States — 55.3%
3M Co.	7,254	1,380,146

249

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Abbott Laboratories	22,740	$1,567,696
AbbVie Inc.	18,786	1,462,490
Accenture PLC, Class A	8,370	1,319,279
Activision Blizzard Inc.	8,835	610,057
Acuity Brands Inc.	744	93,476
Adobe Inc.(a)(b)	6,510	1,599,898
Advance Auto Parts Inc.	930	148,577
Advanced Micro Devices Inc.(b)	13,299	242,175
Aetna Inc.	4,743	941,011
Affiliated Managers Group Inc.	465	52,852
Aflac Inc.	13,950	600,827
AGCO Corp.	837	46,905
Agilent Technologies Inc.	5,394	349,477
AGNC Investment Corp.	5,208	92,911
Akamai Technologies Inc.(b)	2,232	161,262
Albemarle Corp.	2,697	267,596
Alexandria Real Estate Equities Inc.	1,767	215,980
Alexion Pharmaceuticals Inc.(b)	2,604	291,830
Align Technology Inc.(b)	1,209	267,431
Alkermes PLC(b)	1,488	60,755
Alleghany Corp.	279	167,590
Allegion PLC	1,023	87,702
Allergan PLC	4,464	705,357
Alliance Data Systems Corp.	837	172,573
Allstate Corp. (The)	4,464	427,294
Ally Financial Inc.	11,346	288,302
Alnylam Pharmaceuticals Inc.(b)	837	67,320
Alphabet Inc., Class A(b)	3,906	4,259,805
Alphabet Inc., Class C, NVS(b)	3,441	3,705,166
Altria Group Inc.	24,459	1,590,813
Amazon.com Inc.(b)	5,022	8,025,206
AMERCO	558	182,176
American Express Co.	10,230	1,050,928
American International Group Inc.	15,810	652,795
American Tower Corp.	5,301	825,949
American Water Works Co. Inc.	12,648	1,119,727
Ameriprise Financial Inc.	1,767	224,833
AmerisourceBergen Corp.	2,418	212,784
AMETEK Inc.	3,720	249,538
Amgen Inc.	8,184	1,577,793
Amphenol Corp., Class A	1,488	133,176
Analog Devices Inc.	5,859	490,457
Annaly Capital Management Inc.	20,274	200,104
Anthem Inc.	3,770	1,038,899
AO Smith Corp.	3,255	148,200
Aon PLC	3,720	580,990
Apple Inc.	60,357	13,209,733
Applied Materials Inc.	12,927	425,040
Arch Capital Group Ltd.(b)	2,511	71,237
Arista Networks Inc.(b)	558	128,535
Arrow Electronics Inc.(b)	372	25,188
Assurant Inc.	744	72,324
AT&T Inc.	85,235	2,615,010
Atmos Energy Corp.	12,369	1,151,307
Autodesk Inc.(b)	3,162	408,688
Autoliv Inc.	1,116	93,007
Automatic Data Processing Inc.	6,603	951,360
AutoZone Inc.(b)	279	204,638
AvalonBay Communities Inc.	1,860	326,207
Avery Dennison Corp.	2,325	210,924

Security	Shares	Value
United States (continued)
Axalta Coating Systems Ltd.(b)	7,905	$195,095
Axis Capital Holdings Ltd.	1,023	57,073
Baker Hughes a GE Co.	19,995	533,667
Ball Corp.	3,255	145,824
Bank of America Corp.	113,739	3,127,822
Bank of New York Mellon Corp. (The)	10,974	519,399
Baxter International Inc.	6,340	396,313
BB&T Corp.	8,370	411,469
Becton Dickinson and Co.	3,366	775,863
Berkshire Hathaway Inc., Class B(b)	12,741	2,615,472
Best Buy Co. Inc.	2,976	208,796
Biogen Inc.(b)	2,232	679,131
BioMarin Pharmaceutical Inc.(b)	1,023	94,290
BlackRock Inc.(d)	1,706	701,883
Boeing Co. (The)	7,254	2,574,154
Booking Holdings Inc.(b)	651	1,220,352
BorgWarner Inc.	2,511	98,959
Boston Properties Inc.	1,023	123,537
Boston Scientific Corp.(b)	18,693	675,565
Brighthouse Financial Inc.(b)	4,557	180,594
Bristol-Myers Squibb Co.	19,809	1,001,147
Broadcom Inc.	5,394	1,205,505
Brookfield Property REIT Inc., Class A	2,551	49,209
Brown-Forman Corp., Class B, NVS	4,230	196,018
CA Inc.	5,115	226,901
Capital One Financial Corp.	7,068	631,172
Cardinal Health Inc.	4,371	221,173
CarMax Inc.(b)	2,790	189,469
Caterpillar Inc.	8,184	992,883
CBRE Group Inc., Class A(b)	7,254	292,264
CBS Corp., Class B, NVS	558	32,001
Celgene Corp.(b)	8,277	592,633
Centene Corp.(b)	2,325	302,994
CenturyLink Inc.	12,090	249,538
Cerner Corp.(b)	5,115	292,987
CH Robinson Worldwide Inc.	1,581	140,756
Charles Schwab Corp. (The)	11,718	541,840
Charter Communications Inc., Class A(b)	2,280	730,444
Chemours Co. (The)	3,720	122,797
Cheniere Energy Inc.(b)	14,601	882,046
Chipotle Mexican Grill Inc.(b)	558	256,864
Chubb Ltd.	5,022	627,298
Church & Dwight Co. Inc.	2,604	154,599
Cigna Corp.	3,348	715,836
Cincinnati Financial Corp.	1,488	117,016
Cintas Corp.	1,767	321,364
Cisco Systems Inc.	62,682	2,867,701
CIT Group Inc.	4,371	207,098
Citigroup Inc.	31,434	2,057,670
Citizens Financial Group Inc.	6,882	257,043
Citrix Systems Inc.(b)	2,139	219,183
Clorox Co. (The)	1,302	193,282
CME Group Inc.	3,348	613,488
Coca-Cola Co. (The)	52,824	2,529,213
Cognizant Technology Solutions Corp., Class A	8,835	609,880
Colgate-Palmolive Co.	10,788	642,425
Comcast Corp., Class A	55,707	2,124,665
Comerica Inc.	1,674	136,531
Consolidated Edison Inc.	11,532	876,432
Constellation Brands Inc., Class A	2,883	574,380

250

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Cooper Companies Inc. (The)	558	$144,137
Corning Inc.	9,858	314,963
CoStar Group Inc.(b)	1,116	403,345
Costco Wholesale Corp.	6,603	1,509,644
Coty Inc., Class A	10,974	115,776
Crown Castle International Corp.	5,115	556,205
CSX Corp.	10,881	749,266
Cummins Inc.	1,488	203,395
CVS Health Corp.	13,206	955,982
Danaher Corp.	8,091	804,245
DaVita Inc.(b)	1,860	125,252
Deere & Co.	3,720	503,837
Dell Technologies Inc., Class V(b)	2,883	260,594
DENTSPLY SIRONA Inc.	3,813	132,044
Diamondback Energy Inc.	4,650	522,474
Digital Realty Trust Inc.(a)	1,410	145,597
Discover Financial Services	5,022	349,883
DISH Network Corp., Class A(a)(b)	2,697	82,906
Dollar General Corp.	3,813	424,692
Dollar Tree Inc.(b)	3,534	297,916
Domino’s Pizza Inc.	651	174,982
Dover Corp.	2,418	200,307
DowDuPont Inc.	20,739	1,118,247
DR Horton Inc.	4,929	177,247
DXC Technology Co.	4,650	338,660
E*TRADE Financial Corp.	2,511	124,094
Eaton Corp. PLC	5,952	426,580
eBay Inc.(b)	12,369	359,072
Ecolab Inc.	6,696	1,025,492
Edison International	9,858	684,047
Edwards Lifesciences Corp.(a)(b)	2,976	439,258
Electronic Arts Inc.(b)	3,627	329,984
Eli Lilly & Co.	11,904	1,290,870
Emerson Electric Co.	8,928	606,033
Equifax Inc.	2,046	207,546
Equinix Inc.	744	281,783
Equity Residential	5,673	368,518
Essex Property Trust Inc.	651	163,258
Estee Lauder Companies Inc. (The), Class A	3,720	511,277
Everest Re Group Ltd.	186	40,522
Eversource Energy	28,272	1,788,487
Expedia Group Inc.	2,232	279,960
Expeditors International of Washington Inc.	6,138	412,351
Express Scripts Holding Co.(b)	8,277	802,621
Extra Space Storage Inc.	1,023	92,131
Facebook Inc., Class A(b)	28,830	4,376,106
Fastenal Co.	4,557	234,275
Fidelity National Financial Inc.	2,883	96,436
Fidelity National Information Services Inc.	5,115	532,471
Fifth Third Bancorp	7,626	205,826
First Data Corp., Class A(b)	6,138	115,026
First Republic Bank/CA	1,023	93,083
Fiserv Inc.(b)	6,231	494,118
FleetCor Technologies Inc.(b)	1,767	353,453
Flowserve Corp.	1,953	89,643
Fluor Corp.	4,092	179,475
FMC Corp.	3,255	254,150
Ford Motor Co.	47,616	454,733
Fortinet Inc.(b)	2,046	168,140
Fortive Corp.	5,022	372,884

Security	Shares	Value
United States (continued)
Franklin Resources Inc.	15,252	$465,186
Freeport-McMoRan Inc.	25,110	292,532
Gap Inc. (The)	1,581	43,161
Garmin Ltd.	1,581	104,599
General Dynamics Corp.	3,534	609,898
General Electric Co.	121,923	1,231,422
General Mills Inc.	7,347	321,799
General Motors Co.	11,160	408,344
Genuine Parts Co.	1,581	154,812
Gilead Sciences Inc.	15,624	1,065,244
Global Payments Inc.	1,860	212,468
Goldman Sachs Group Inc. (The)	4,557	1,027,011
Halliburton Co.	24,645	854,689
Harley-Davidson Inc.	2,604	99,525
Harris Corp.	2,046	304,261
Hartford Financial Services Group Inc. (The)	5,952	270,340
Hasbro Inc.	1,860	170,581
HCA Healthcare Inc.	1,209	161,438
HCP Inc.	3,580	98,629
HD Supply Holdings Inc.(b)	2,418	90,844
Helmerich & Payne Inc.	7,719	480,817
Henry Schein Inc.(a)(b)	1,116	92,628
Hershey Co. (The)	1,581	169,404
Hewlett Packard Enterprise Co.	24,180	368,745
HollyFrontier Corp.	10,044	677,367
Hologic Inc.(b)	2,325	90,652
Home Depot Inc. (The)	14,415	2,535,310
Honeywell International Inc.	9,765	1,414,167
Host Hotels & Resorts Inc.	12,834	245,258
HP Inc.	24,087	581,460
Humana Inc.	1,860	595,963
Huntington Bancshares Inc./OH	10,416	149,261
Huntington Ingalls Industries Inc.	465	101,593
IDEX Corp.	930	117,943
IDEXX Laboratories Inc.(b)	930	197,272
IHS Markit Ltd.(b)	7,850	412,360
Illinois Tool Works Inc.	4,929	628,793
Illumina Inc.(b)	1,953	607,676
Incyte Corp.(b)	1,581	102,480
Ingersoll-Rand PLC	3,534	339,052
Intel Corp.	58,404	2,737,980
Intercontinental Exchange Inc.	5,487	422,718
International Business Machines Corp.	12,834	1,481,429
International Flavors & Fragrances Inc.(b)	627	90,543
International Flavors & Fragrances Inc., New	2,697	390,148
Interpublic Group of Companies Inc. (The)	2,697	62,463
Intuit Inc.	3,813	804,543
Intuitive Surgical Inc.(b)	1,674	872,455
Invesco Ltd.	8,463	183,732
IQVIA Holdings Inc.(b)	1,953	240,082
Iron Mountain Inc.	2,883	88,249
Jacobs Engineering Group Inc.	6,603	495,819
JM Smucker Co. (The)	1,395	151,106
Johnson & Johnson	33,201	4,647,808
Johnson Controls International PLC	11,439	365,705
Jones Lang LaSalle Inc.	1,023	135,302
JPMorgan Chase & Co.	39,060	4,258,321
Juniper Networks Inc.	3,441	100,718
Kellogg Co.	1,209	79,165
KeyCorp	8,556	155,377

251

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Kimco Realty Corp.	9,951	$160,112
Kinder Morgan Inc./DE	24,180	411,544
KLA-Tencor Corp.	1,860	170,264
Kohl’s Corp.	1,023	77,472
Kraft Heinz Co. (The)	10,974	603,241
L Brands Inc.	3,999	129,648
L3 Technologies Inc.	1,209	229,069
Laboratory Corp. of America Holdings(b)	1,023	164,243
Lam Research Corp.	1,953	276,799
Las Vegas Sands Corp.	7,254	370,172
Leidos Holdings Inc.	1,476	95,615
Lennar Corp., Class A	3,534	151,891
Lennox International Inc.	651	137,289
Liberty Global PLC, Class A(b)	7,533	193,071
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	3,441	113,828
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	93	3,838
Lincoln National Corp.	4,278	257,493
LKQ Corp.(b)	4,836	131,878
Lockheed Martin Corp.	2,790	819,841
Lowe’s Companies Inc.	9,858	938,679
Lululemon Athletica Inc.(b)	1,488	209,406
M&T Bank Corp.	1,674	276,896
Macerich Co. (The)	1,395	72,010
ManpowerGroup Inc.	2,325	177,374
Marathon Petroleum Corp.	14,850	1,046,182
Marriott International Inc./MD, Class A	837	97,837
Marsh & McLennan Companies Inc.	7,905	669,949
Marvell Technology Group Ltd.	10,509	172,453
Masco Corp.	5,208	156,240
Mastercard Inc., Class A	11,309	2,235,450
Mattel Inc.(b)	6,417	87,143
Maxim Integrated Products Inc.	3,999	200,030
McCormick & Co. Inc./MD, NVS	2,232	321,408
McDonald’s Corp.	9,951	1,760,332
McKesson Corp.	2,976	371,286
Medtronic PLC	15,903	1,428,407
MercadoLibre Inc.	558	181,071
Merck & Co. Inc.	33,573	2,471,309
MetLife Inc.	13,206	543,955
Mettler-Toledo International Inc.(b)	186	101,709
MGM Resorts International	9,672	258,049
Michael Kors Holdings Ltd.(b)	2,511	139,135
Microchip Technology Inc.	3,348	220,231
Micron Technology Inc.(b)	14,508	547,242
Microsoft Corp.	88,629	9,466,463
Mid-America Apartment Communities Inc.	1,023	99,957
Middleby Corp. (The)(a)(b)	651	73,107
Molson Coors Brewing Co., Class B	3,162	202,368
Mondelez International Inc., Class A	18,414	773,020
Monster Beverage Corp.(b)	6,975	368,629
Moody’s Corp.	2,511	365,300
Morgan Stanley	15,345	700,653
Motorola Solutions Inc.	1,023	125,379
Mylan NV(b)	5,208	162,750
Nasdaq Inc.	1,581	137,089
National Oilwell Varco Inc.	17,391	639,989
NetApp Inc.	4,371	343,080
Netflix Inc.(b)	5,673	1,711,998
News Corp., Class A, NVS	8,281	109,226
Nielsen Holdings PLC	8,277	215,036

Security	Shares	Value
United States (continued)
NIKE Inc., Class B	16,740	$1,256,170
Nordstrom Inc.	1,209	79,516
Norfolk Southern Corp.	3,069	515,070
Northern Trust Corp.	1,860	174,970
Northrop Grumman Corp.	2,325	609,034
NVIDIA Corp.	7,440	1,568,575
O’Reilly Automotive Inc.(b)	1,302	417,616
Old Dominion Freight Line Inc.	1,767	230,452
Omnicom Group Inc.	1,953	145,147
ONEOK Inc.	35,247	2,312,203
Oracle Corp.	38,409	1,875,896
PACCAR Inc.	3,906	223,462
Palo Alto Networks Inc.(b)	930	170,227
Parker-Hannifin Corp.	1,953	296,133
Paychex Inc.	6,789	444,612
PayPal Holdings Inc.(b)	14,973	1,260,577
Pentair PLC	2,511	100,817
People’s United Financial Inc.	23,064	361,182
PepsiCo Inc.	15,717	1,766,276
Perrigo Co. PLC	1,581	111,144
Pfizer Inc.	73,191	3,151,604
PG&E Corp.	8,184	383,093
Philip Morris International Inc.	20,367	1,793,722
Phillips 66	23,529	2,419,252
Pioneer Natural Resources Co.	3,720	547,844
PNC Financial Services Group Inc. (The)(d)	6,324	812,571
Polaris Industries Inc.	1,395	124,127
PPG Industries Inc.	6,231	654,816
Principal Financial Group Inc.	5,673	267,028
Procter & Gamble Co. (The)	31,341	2,779,320
Progressive Corp. (The)	6,882	479,675
Prologis Inc.	8,277	533,618
Prudential Financial Inc.	6,882	645,394
Public Storage	1,674	343,957
PulteGroup Inc.	4,650	114,251
PVH Corp.	1,209	146,035
Qorvo Inc.(b)	1,023	75,201
QUALCOMM Inc.	19,716	1,239,939
Quest Diagnostics Inc.	1,674	157,540
Qurate Retail Inc.(b)	6,045	132,627
Ralph Lauren Corp.	1,209	156,698
Raytheon Co.	4,278	748,821
Realty Income Corp.	2,232	134,523
Red Hat Inc.(b)	2,511	430,988
Regeneron Pharmaceuticals Inc.(b)	651	220,845
Regions Financial Corp.	14,694	249,357
Resideo Technologies Inc.(b)	1,627	34,248
ResMed Inc.	1,674	177,310
Robert Half International Inc.	2,883	174,508
Rockwell Automation Inc.	2,139	352,357
Rockwell Collins Inc.	2,065	264,361
Rollins Inc.	2,139	126,629
Roper Technologies Inc.	1,767	499,884
Ross Stores Inc.	5,301	524,799
S&P Global Inc.	3,441	627,363
Sabre Corp.	4,650	114,623
salesforce.com Inc.(b)	8,835	1,212,515
SBA Communications Corp.(b)	1,767	286,554
Schlumberger Ltd.	29,946	1,536,529
Seagate Technology PLC	2,790	112,242

252

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Sealed Air Corp.	4,278	$138,436
Sempra Energy	5,766	634,952
ServiceNow Inc.(b)	2,883	521,938
Sherwin-Williams Co. (The)	1,953	768,447
Simon Property Group Inc.	4,371	802,166
Skyworks Solutions Inc.	2,046	177,511
SL Green Realty Corp.	1,023	93,359
Snap-on Inc.	651	100,215
Spirit AeroSystems Holdings Inc., Class A	1,767	148,446
Splunk Inc.(b)	2,046	204,273
Sprint Corp.(a)(b)	10,416	63,746
Square Inc., Class A(b)	3,999	293,727
Stanley Black & Decker Inc.	2,325	270,909
Starbucks Corp.	19,065	1,110,918
State Street Corp.	4,705	323,469
Stryker Corp.	3,255	528,026
SunTrust Banks Inc.	7,254	454,536
SVB Financial Group(b)	651	154,437
Symantec Corp.	8,463	153,603
Synchrony Financial	10,695	308,872
Sysco Corp.	9,021	643,468
T-Mobile U.S. Inc.(b)	837	57,376
T Rowe Price Group Inc.	3,720	360,803
Take-Two Interactive Software Inc.(b)	1,674	215,728
Tapestry Inc.	3,906	165,263
Target Corp.	6,231	521,099
TD Ameritrade Holding Corp.	3,348	173,159
TE Connectivity Ltd.	5,673	427,858
TechnipFMC PLC	23,064	606,583
Teleflex Inc.	558	134,333
Tesla Inc.(b)	2,325	784,269
Texas Instruments Inc.	14,601	1,355,411
Textron Inc.	3,162	169,578
Thermo Fisher Scientific Inc.	5,022	1,173,390
Tiffany & Co.	2,046	227,720
TJX Companies Inc. (The)	8,370	919,696
Toll Brothers Inc.	3,255	109,563
Total System Services Inc.	2,511	228,878
Tractor Supply Co.	1,302	119,641
TransDigm Group Inc.(b)	744	245,706
Travelers Companies Inc. (The)	3,813	477,121
Trimble Inc.(b)	3,999	149,483
TripAdvisor Inc.(a)(b)	2,325	121,226
Twenty-First Century Fox Inc., Class A, NVS	13,206	601,137
Twenty-First Century Fox Inc., Class B	3,627	163,868
Twitter Inc.(a)(b)	7,998	277,931
U.S. Bancorp	11,625	607,639
UDR Inc.	2,604	102,051
Ulta Salon Cosmetics & Fragrance Inc.(b)	837	229,773
Union Pacific Corp.	9,765	1,427,838
United Parcel Service Inc., Class B	6,696	713,392
United Rentals Inc.(b)	1,581	189,831
United Technologies Corp.	10,602	1,316,874
United Therapeutics Corp.(b)	372	41,240
UnitedHealth Group Inc.	11,160	2,916,666
Unum Group	2,325	84,305
Vail Resorts Inc.	651	163,609
Valero Energy Corp.	16,182	1,474,018
Varian Medical Systems Inc.(b)	930	111,014
Veeva Systems Inc., Class A(b)	1,581	144,424

Security	Shares	Value
United States (continued)
Ventas Inc.	2,511	$145,738
VEREIT Inc.	21,855	160,197
Verisk Analytics Inc.(b)	4,185	501,530
Verizon Communications Inc.	48,360	2,760,872
Vertex Pharmaceuticals Inc.(b)	2,883	488,553
VF Corp.	4,929	408,516
Viacom Inc., Class B, NVS	1,674	53,535
Visa Inc., Class A	21,130	2,912,770
VMware Inc., Class A(b)	1,395	197,239
Voya Financial Inc.	4,092	179,066
Vulcan Materials Co.	2,697	272,775
WABCO Holdings Inc.(b)	465	49,964
Wabtec Corp.	837	68,651
Walmart Inc.	17,577	1,762,622
Walgreens Boots Alliance Inc.	12,555	1,001,512
Walt Disney Co. (The)	18,879	2,167,876
Waters Corp.(b)	930	176,412
Wells Fargo & Co.	56,358	2,999,936
Welltower Inc.	6,045	399,393
Western Digital Corp.	3,627	156,215
Western Union Co. (The)	6,510	117,440
Weyerhaeuser Co.	12,927	344,246
Whirlpool Corp.	1,023	112,284
Willis Towers Watson PLC	1,395	199,708
Workday Inc., Class A(a)(b)	1,674	222,675
Worldpay Inc., Class A(b)	3,487	320,246
WW Grainger Inc.	744	211,274
Wynn Resorts Ltd.	1,488	149,693
Xerox Corp.	5,580	155,515
Xilinx Inc.	4,371	373,152
Xylem Inc./NY	6,789	445,223
Zayo Group Holdings Inc.(a)(b)	1,767	52,798
Zillow Group Inc., Class C, NVS(b)	1,456	58,619
Zimmer Biomet Holdings Inc.	2,232	253,533
Zoetis Inc.	6,882	620,412

		285,792,375

Total Common Stocks — 98.9% (Cost: $463,157,034)		511,152,177

Preferred Stocks

Brazil — 0.3%
Banco Bradesco SA, Preference Shares, NVS	66,693	615,849
Itau Unibanco Holding SA, Preference Shares, NVS	55,836	740,321
Lojas Americanas SA, Preference Shares, NVS	18,600	94,139
Telefonica Brasil SA, Preference Shares, NVS	9,300	108,210

		1,558,519
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	3,255	140,492

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	19,344	180,740
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	428,637	150,353
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	23,994	218,974

		550,067

253

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	1,488	$69,024
Henkel AG & Co. KGaA, Preference Shares, NVS	4,929	539,380
Volkswagen AG, Preference Shares, NVS	2,790	470,261

		1,078,665
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	324,849	164,454

South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	1,488	86,965
Series 2, Preference Shares, NVS	1,302	80,893
LG Household & Health Care Ltd., Preference Shares, NVS	93	59,739
Samsung Electronics Co. Ltd., Preference Shares, NVS	9,300	291,760

		519,357
United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	1,073,778	1,372

Total Preferred Stocks — 0.8% (Cost: $4,028,375)		4,012,926

Rights

Chile — 0.0%
SACI Falabella, NVS (Expires 11/13/18)(b)	507	51

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(b)	193,445	7,518

Total Rights — 0.0% (Cost: $7,806)		7,569

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 08/01/19)(b)	32,999	0

Total Warrants — 0.0% (Cost: $0)		0

Security	Shares	Value
Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(d)(e)(f)	6,015,283	$6,016,486
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(d)(e)	220,063	220,063

		6,236,549

Total Short-Term Investments — 1.2% (Cost: $6,235,592)		6,236,549

Total Investments in Securities — 100.9% (Cost: $473,428,807)		521,409,221
Other Assets, Less Liabilities — (0.9)%		(4,412,413)

Net Assets — 100.0%		$516,996,808

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,169,873	—	(2,154,590	)(a)	6,015,283	$6,016,486	$14,684	(b)	$592	$(1,050)
BlackRock Cash Funds: Treasury, SL Agency Shares	247,119	—	(27,056	)(a)	220,063	220,063	2,209		—	—
BlackRock Inc.	1,652	54	—		1,706	701,883	5,171		—	(151,990)
PNC Financial Services Group Inc. (The)	6,120	204	—		6,324	812,571	5,879		—	(100,609)

						$7,751,003	$27,943		$592	$(253,649)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

254

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI ACWI Low Carbon Target ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$510,760,206	$391,971		$—	$511,152,177
Preferred Stocks	4,011,554	1,372		—	4,012,926
Rights	7,569	—		—	7,569
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	6,236,549	—		—	6,236,549

	$521,015,878	$393,343		$—	$521,409,221

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

255

Consolidated Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

China — 34.9%
3SBio Inc.(a)	1,092,000	$1,585,193
51job Inc., ADR(b)(c)	20,748	1,274,135
58.com Inc., ADR(b)(c)	78,624	5,156,948
AAC Technologies Holdings Inc.(c)	650,000	4,945,851
Agile Group Holdings Ltd.	1,638,000	1,867,964
Agricultural Bank of China Ltd., Class A	955,500	530,171
Agricultural Bank of China Ltd., Class H	24,843,000	10,901,334
Air China Ltd., Class H	1,642,000	1,321,660
Alibaba Group Holding Ltd., ADR(b)(c)	976,521	138,939,408
Alibaba Health Information Technology Ltd.(b)(c)	2,742,000	2,217,552
Alibaba Pictures Group Ltd.(b)(c)	13,660,000	1,881,879
Aluminum Corp. of China Ltd., Class H(b)(c)	3,276,000	1,186,805
Angang Steel Co. Ltd., Class A	491,499	411,538
Angang Steel Co. Ltd., Class H	546,000	464,553
Anhui Conch Cement Co. Ltd., Class H	1,092,500	5,644,086
ANTA Sports Products Ltd.	819,000	3,364,008
Autohome Inc., ADR	49,959	3,616,032
AviChina Industry & Technology Co. Ltd., Class H	1,913,000	1,273,804
BAIC Motor Corp. Ltd., Class H(a)	1,501,500	842,743
Baidu Inc., ADR(b)	232,869	44,259,082
Bank of Beijing Co. Ltd., Class A	900,900	785,334
Bank of China Ltd., Class H	67,158,000	28,612,868
Bank of Communications Co. Ltd., Class H	7,647,100	5,735,764
Bank of Ningbo Co. Ltd., Class A	191,199	482,747
Baozun Inc., ADR(b)(c)	30,849	1,228,099
BBMG Corp., Class H	1,911,000	526,540
Beijing Capital International Airport Co. Ltd., Class H	1,638,000	1,773,939
Beijing Dabeinong Technology Group Co. Ltd., Class A	464,100	223,576
Beijing Enterprises Holdings Ltd.	410,500	2,220,221
Beijing Enterprises Water Group Ltd.	4,372,000	2,225,206
BOC Aviation Ltd.(a)	163,800	1,171,134
Brilliance China Automotive Holdings Ltd.(c)	2,730,000	2,381,968
BYD Co. Ltd., Class H(c)	546,500	3,541,368
BYD Electronic International Co. Ltd.(c)	546,000	640,067
CAR Inc.(b)	546,000	433,212
CGN Power Co. Ltd., Class H(a)	9,282,000	2,131,235
China Agri-Industries Holdings Ltd.	1,365,000	456,196
China Cinda Asset Management Co. Ltd., Class H	7,644,000	1,872,143
China CITIC Bank Corp. Ltd., Class H	7,371,200	4,560,339
China Coal Energy Co. Ltd., Class H(c)	1,365,000	611,163
China Communications Construction Co. Ltd., Class H	3,829,000	3,502,045
China Communications Services Corp. Ltd., Class H	2,186,000	1,767,896
China Conch Venture Holdings Ltd.	1,354,500	3,801,184
China Construction Bank Corp., Class A	382,200	391,806
China Construction Bank Corp., Class H	81,354,390	64,548,857
China Eastern Airlines Corp. Ltd., Class A	436,895	313,200
China Eastern Airlines Corp. Ltd., Class H	1,092,000	603,153
China Everbright Bank Co. Ltd., Class H	2,497,000	1,111,632
China Everbright International Ltd.	3,038,370	2,422,355
China Everbright Ltd.	1,098,000	1,941,256
China Evergrande Group(c)	2,184,000	5,209,684
China First Capital Group Ltd.(b)	2,730,000	1,100,441
China Galaxy Securities Co. Ltd., Class H	3,003,000	1,509,276
China Gas Holdings Ltd.	1,478,200	4,676,297
China Huarong Asset Management Co. Ltd., Class H(a)	8,190,000	1,483,506
China Huishan Dairy Holdings Co. Ltd.(b)(d)	277,900	3,899
China International Capital Corp. Ltd., Class H(a)(c)	873,600	1,435,310

Security	Shares	Value
China (continued)
China International Marine Containers Group Co. Ltd., Class A	163,800	$252,697
China International Marine Containers Group Co. Ltd., Class H	218,400	192,786
China International Travel Service Corp. Ltd., Class A	54,600	420,223
China Jinmao Holdings Group Ltd.	4,368,000	1,833,140
China Life Insurance Co. Ltd., Class H	6,281,000	12,514,889
China Literature Ltd.(a)(b)(c)	163,800	884,880
China Longyuan Power Group Corp. Ltd., Class H	2,734,000	2,078,557
China Medical System Holdings Ltd.	1,093,000	1,300,825
China Mengniu Dairy Co. Ltd.	2,461,000	7,251,716
China Merchants Bank Co. Ltd., Class A	327,699	1,358,306
China Merchants Bank Co. Ltd., Class H	3,277,446	12,625,822
China Merchants Port Holdings Co. Ltd.	1,098,180	1,868,730
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	136,599	368,197
China Minsheng Banking Corp. Ltd., Class H	5,580,520	4,114,525
China Mobile Ltd.	5,187,000	48,499,515
China Molybdenum Co. Ltd., Class H	3,276,000	1,216,057
China National Building Material Co. Ltd., Class H	3,558,000	2,541,623
China Oilfield Services Ltd., Class H	1,770,000	1,659,502
China Overseas Land & Investment Ltd.	3,277,760	10,264,690
China Pacific Insurance Group Co. Ltd., Class H	2,347,800	8,745,026
China Petroleum & Chemical Corp., Class A	764,496	691,638
China Petroleum & Chemical Corp., Class H	21,294,000	17,275,536
China Power International Development Ltd.	3,822,000	755,683
China Railway Construction Corp. Ltd., Class H	1,774,500	2,245,458
China Railway Group Ltd., Class H	3,276,000	2,925,224
China Railway Signal & Communication Corp. Ltd., Class H(a)	546,000	366,350
China Reinsurance Group Corp., Class H	3,276,000	626,834
China Resources Beer Holdings Co. Ltd.	1,096,000	3,809,730
China Resources Cement Holdings Ltd.	2,184,000	1,925,076
China Resources Gas Group Ltd.	546,000	2,089,446
China Resources Land Ltd.	2,185,555	7,415,843
China Resources Pharmaceutical Group Ltd.(a)	1,365,000	2,002,385
China Resources Power Holdings Co. Ltd.	1,642,000	2,886,287
China Shenhua Energy Co. Ltd., Class H	2,866,500	6,493,997
China Southern Airlines Co. Ltd., Class H	1,642,000	888,088
China State Construction International Holdings Ltd.(c)	1,642,000	1,170,852
China Taiping Insurance Holdings Co. Ltd.	1,365,190	4,562,591
China Telecom Corp. Ltd., Class H	12,012,000	5,669,363
China Tower Corp. Ltd., Class H(a)(b)	27,846,000	4,226,949
China Traditional Chinese Medicine Holdings Co. Ltd.	2,184,000	1,390,178
China Travel International Investment Hong Kong Ltd.	1,638,000	438,784
China Unicom Hong Kong Ltd.	5,468,000	5,677,669
China Vanke Co. Ltd., Class A	164,799	572,509
China Vanke Co. Ltd., Class H(c)	1,010,184	3,111,966
China Yangtze Power Co. Ltd., Class A	327,600	733,198
China Zhongwang Holdings Ltd.	1,310,400	581,702
Chong Sing Holdings FinTech Group(b)(c)	14,220,000	643,940
Chongqing Changan Automobile Co. Ltd., Class B	491,400	330,968
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,185,000	1,204,072
CIFI Holdings Group Co. Ltd.	3,276,000	1,370,676
CITIC Ltd.	4,914,000	7,371,564
CITIC Securities Co. Ltd., Class H	2,047,500	3,604,294
CNOOC Ltd.	15,015,000	25,780,277
COSCO SHIPPING Development Co. Ltd., Class A(b)	1,092,000	350,708
COSCO SHIPPING Development Co. Ltd., Class H(b)	1,365,000	139,296

256

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(c)	546,000	$298,791
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	436,800	237,354
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	1,911,000	682,552
COSCO SHIPPING Ports Ltd.	1,642,000	1,675,639
Country Garden Holdings Co. Ltd.	6,552,838	7,013,076
Country Garden Services Holdings Co. Ltd.(b)	819,000	1,057,260
CRRC Corp. Ltd., Class A	519,699	631,862
CRRC Corp. Ltd., Class H	3,276,500	2,875,516
CSPC Pharmaceutical Group Ltd.	3,826,000	8,072,307
Ctrip.com International Ltd., ADR(b)(c)	342,888	11,411,313
Dali Foods Group Co. Ltd.(a)	1,638,000	1,170,090
Daqin Railway Co. Ltd., Class A	409,595	473,330
Datang International Power Generation Co. Ltd., Class H	2,184,000	487,537
Dongfeng Motor Group Co. Ltd., Class H	2,186,000	2,152,706
ENN Energy Holdings Ltd.	662,400	5,631,676
Fang Holdings Ltd., ADR(b)(c)	165,984	336,948
Far East Horizon Ltd.	1,914,000	1,855,550
Focus Media Information Technology Co. Ltd., Class A	273,040	234,883
Fosun International Ltd.	2,186,500	3,190,749
Fullshare Holdings Ltd.(c)	6,107,500	2,376,186
Future Land Development Holdings Ltd.(c)	1,638,000	940,251
Fuyao Glass Industry Group Co. Ltd., Class H(a)	428,400	1,265,079
GCL-Poly Energy Holdings Ltd.(b)	11,739,000	696,308
GDS Holdings Ltd., ADR(b)(c)	50,505	1,185,352
Geely Automobile Holdings Ltd.	4,095,000	7,835,421
Genscript Biotech Corp.(b)	546,000	832,992
GF Securities Co. Ltd., Class H	1,255,800	1,624,335
GOME Retail Holdings Ltd.(b)(c)	8,467,160	842,461
Great Wall Motor Co. Ltd., Class H(c)	2,730,500	1,616,134
Gree Electric Appliances Inc. of Zhuhai, Class A(b)	55,598	303,391
Greentown China Holdings Ltd.	682,500	473,608
Greentown Service Group Co. Ltd.(c)	1,092,000	721,555
Guangdong Investment Ltd.	2,730,000	4,875,373
Guangzhou Automobile Group Co. Ltd., Class H	2,310,397	2,337,098
Guangzhou R&F Properties Co. Ltd., Class H	874,000	1,371,304
Guotai Junan Securities Co. Ltd., Class A	327,600	716,289
Guotai Junan Securities Co. Ltd., Class H(a)	491,400	1,035,529
Haier Electronics Group Co. Ltd.	1,092,000	2,281,675
Haitian International Holdings Ltd.	549,000	1,071,472
Haitong Securities Co. Ltd., Class H	2,840,000	2,858,331
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	136,500	473,612
Hengan International Group Co. Ltd.	682,500	5,406,441
HengTen Networks Group Ltd.(b)	19,656,000	702,054
Hua Hong Semiconductor Ltd.(a)	273,000	475,001
Huadian Power International Corp. Ltd., Class H	1,638,000	620,565
Huadong Medicine Co. Ltd., Class A	82,092	419,717
Huaneng Power International Inc., Class H	3,822,000	2,130,538
Huaneng Renewables Corp. Ltd., Class H	4,368,000	1,119,943
Huatai Securities Co. Ltd., Class H(a)	1,474,200	2,369,431
Huazhu Group Ltd., ADR(c)	110,565	2,892,380
Hubei Energy Group Co. Ltd., Class A	600,600	313,445
Industrial & Commercial Bank of China Ltd., Class A	1,064,700	859,429
Industrial & Commercial Bank of China Ltd., Class H	59,241,350	40,051,427
Industrial Bank Co. Ltd., Class A	436,800	1,009,537
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,583,496	367,796
Inner Mongolia Yitai Coal Co. Ltd., Class B	819,000	972,972
JD.com Inc., ADR(b)	609,609	14,338,004

Security	Shares	Value
China (continued)
Jiangsu Expressway Co. Ltd., Class H	1,094,000	$1,468,082
Jiangsu Hengrui Medicine Co. Ltd., Class A	81,998	723,965
Jiangxi Copper Co. Ltd., Class H	1,093,000	1,204,623
Jiayuan International Group Ltd.	1,092,000	1,916,718
Kaisa Group Holdings Ltd.(c)	1,911,000	465,598
Kangmei Pharmaceutical Co. Ltd., Class A	163,897	290,210
Kingboard Holdings Ltd.	546,000	1,462,612
Kingboard Laminates Holdings Ltd.	955,500	731,306
Kingdee International Software Group Co. Ltd.(c)	1,638,000	1,337,245
Kingsoft Corp. Ltd.	822,000	1,163,890
Kunlun Energy Co. Ltd.	2,736,000	3,106,156
Kweichow Moutai Co. Ltd., Class A	27,300	2,148,475
KWG Group Holdings Ltd.	1,092,000	834,385
Lee & Man Paper Manufacturing Ltd.	1,365,000	1,168,348
Legend Holdings Corp., Class H(a)	273,000	741,753
Lenovo Group Ltd.(c)	6,006,000	3,822,989
Liaoning Cheng Da Co. Ltd., Class A	191,122	298,684
Logan Property Holdings Co. Ltd.	1,092,000	1,008,506
Longfor Group Holdings Ltd.	1,228,500	2,983,728
Luye Pharma Group Ltd.(a)(c)	955,500	737,400
Luzhou Laojiao Co. Ltd., Class A	27,300	148,972
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	134,223	281,159
Meitu Inc.(a)(b)(c)	1,365,000	712,153
Metallurgical Corp. of China Ltd., Class A	764,400	347,420
Metallurgical Corp. of China Ltd., Class H	2,457,000	595,492
MMG Ltd.(b)(c)	2,184,000	819,063
Momo Inc., ADR(b)	121,758	4,087,416
NetEase Inc., ADR	66,612	13,845,304
New China Life Insurance Co. Ltd., Class H	709,800	3,318,388
New Hope Liuhe Co. Ltd., Class A	546,000	465,784
New Oriental Education & Technology Group Inc., ADR(b)	120,120	7,028,221
Nexteer Automotive Group Ltd.	819,000	1,149,195
Nine Dragons Paper Holdings Ltd.	1,365,000	1,302,421
Ningbo Zhoushan Port Co. Ltd., Class A	764,400	412,081
Noah Holdings Ltd., ADR(b)	23,751	895,650
People’s Insurance Co. Group of China Ltd. (The), Class H	6,279,000	2,563,053
PetroChina Co. Ltd., Class H	17,900,000	13,106,360
PICC Property & Casualty Co. Ltd., Class H	5,763,814	5,587,798
Ping An Insurance Group Co. of China Ltd., Class A	192,099	1,752,514
Ping An Insurance Group Co. of China Ltd., Class H	4,368,000	41,148,149
Poly Developments and Holdings Group Co. Ltd., Class A	273,097	493,358
Postal Savings Bank of China Co. Ltd., Class H(a)	2,184,000	1,303,814
SAIC Motor Corp. Ltd., Class A	164,799	640,558
Sanan Optoelectronics Co. Ltd., Class A	54,788	110,445
Semiconductor Manufacturing International Corp.(b)(c)	2,457,400	2,028,137
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,184,000	1,952,935
Shanghai Electric Group Co. Ltd., Class H	2,200,000	715,616
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	409,500	1,227,549
Shanghai Industrial Holdings Ltd.	549,000	1,154,109
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	791,796	1,005,581
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	245,700	697,501
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	682,500	1,507,883
Shanghai Pudong Development Bank Co. Ltd., Class A	600,694	945,649

257

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Shanghai Tunnel Engineering Co. Ltd., Class A	436,800	$356,970
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	164,786	209,092
Shenergy Co. Ltd., Class A	601,595	435,582
Shenwan Hongyuan Group Co. Ltd., Class A	1,447,897	925,864
Shenzhen Energy Group Co. Ltd., Class A	436,800	325,657
Shenzhen International Holdings Ltd.	682,500	1,305,904
Shenzhen Investment Ltd.	2,730,000	783,542
Shenzhou International Group Holdings Ltd.	549,000	6,064,673
Shimao Property Holdings Ltd.	1,093,000	2,138,763
Shui On Land Ltd.	2,593,500	522,710
Sihuan Pharmaceutical Holdings Group Ltd.	3,233,000	655,722
SINA Corp./China(b)	54,327	3,439,442
Sino Biopharmaceutical Ltd.	6,006,500	5,386,343
Sino-Ocean Group Holding Ltd.	2,595,000	1,016,232
Sinopec Engineering Group Co. Ltd., Class H	1,092,000	1,015,471
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,282,000	1,440,171
Sinopharm Group Co. Ltd., Class H	984,400	4,746,578
Sinotrans Ltd., Class H	1,365,000	475,349
Sinotruk Hong Kong Ltd.(c)	546,000	784,239
Skyworth Digital Holdings Ltd.	1,638,000	378,190
SOHO China Ltd.	1,911,500	648,594
SooChow Securities Co. Ltd., Class A	409,581	389,339
SSY Group Ltd.	1,092,000	917,963
Sun Art Retail Group Ltd.(c)	2,047,500	2,238,319
Sunac China Holdings Ltd.(c)	2,184,000	5,934,026
Suning.com Co. Ltd., Class A	273,996	447,055
Sunny Optical Technology Group Co. Ltd.(c)	600,600	5,209,684
TAL Education Group, Class A, ADR(b)	298,662	8,655,225
Tencent Holdings Ltd.	4,832,100	164,575,184
Tingyi Cayman Islands Holding Corp.	1,640,000	2,426,716
Tong Ren Tang Technologies Co. Ltd., Class H	273,000	390,726
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,446,900	433,570
Towngas China Co. Ltd.	546,000	396,995
TravelSky Technology Ltd., Class H	821,000	1,989,821
Tsingtao Brewery Co. Ltd., Class H	546,000	2,155,611
Tus-Sound Environmental Resources Co. Ltd., Class A	110,195	172,212
Uni-President China Holdings Ltd.	1,092,000	1,060,045
Vipshop Holdings Ltd., ADR(b)(c)	363,090	1,764,617
Want Want China Holdings Ltd.(c)	4,372,000	3,123,096
Weibo Corp., ADR(b)(c)	45,864	2,706,435
Weichai Power Co. Ltd., Class H	1,629,600	1,611,016
Wuliangye Yibin Co. Ltd., Class A	54,600	376,932
Wuxi Biologics Cayman Inc.(a)(b)	409,500	2,917,389
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	191,195	240,957
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	382,200	284,722
Xinyi Solar Holdings Ltd.	2,312,000	722,555
Yanzhou Coal Mining Co. Ltd., Class H	1,640,000	1,550,170
Youngor Group Co. Ltd., Class A	409,581	434,556
Yuexiu Property Co. Ltd.	4,914,000	777,274
Yum China Holdings Inc.	308,763	11,140,169
Yuzhou Properties Co. Ltd.	1,365,000	487,537
YY Inc., ADR(b)	40,677	2,599,260
Zhaojin Mining Industry Co. Ltd., Class H	955,500	843,440
Zhejiang Expressway Co. Ltd., Class H	1,094,000	916,853
ZhongAn Online P&C Insurance Co. Ltd.,
Class H(a)(b)(c)	109,200	362,867
Zhongsheng Group Holdings Ltd.(c)	546,000	995,969

Security	Shares	Value
China (continued)
Zhuzhou CRRC Times Electric Co. Ltd., Class H	464,100	$2,480,520
Zijin Mining Group Co. Ltd., Class H	4,914,000	1,824,086
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	874,590	418,818
ZTE Corp., Class H(b)	729,600	1,113,097

		1,202,816,389
Hong Kong — 11.1%
AIA Group Ltd.	10,210,200	77,298,692
ASM Pacific Technology Ltd.	245,800	2,122,696
Bank of East Asia Ltd. (The)	1,073,800	3,479,159
BOC Hong Kong Holdings Ltd.	3,139,500	11,733,978
CK Asset Holdings Ltd.	2,184,132	14,181,228
CK Hutchison Holdings Ltd.	2,320,632	23,370,908
CK Infrastructure Holdings Ltd.	549,000	4,012,769
CLP Holdings Ltd.	1,365,000	15,305,189
Dairy Farm International Holdings Ltd.(c)	300,300	2,711,709
Galaxy Entertainment Group Ltd.	1,911,000	10,335,791
Hang Lung Group Ltd.	819,000	2,014,226
Hang Lung Properties Ltd.	1,638,000	2,967,013
Hang Seng Bank Ltd.	655,200	15,344,889
Henderson Land Development Co. Ltd.(c)	1,091,333	5,081,212
HK Electric Investments & HK Electric Investments Ltd.(c)	2,047,500	1,948,408
HKT Trust & HKT Ltd.	3,276,640	4,514,084
Hong Kong & China Gas Co. Ltd.	7,938,669	15,149,436
Hong Kong Exchanges & Clearing Ltd.	1,010,100	26,800,623
Hongkong Land Holdings Ltd.	982,800	5,818,176
Hysan Development Co. Ltd.	549,000	2,573,634
Jardine Matheson Holdings Ltd.	191,300	11,039,923
Jardine Strategic Holdings Ltd.	191,100	6,401,850
Kerry Properties Ltd.	546,500	1,718,400
Li & Fung Ltd.(c)	5,460,000	1,079,547
Link REIT	1,778,000	15,762,813
Melco Resorts & Entertainment Ltd., ADR	208,572	3,468,552
MGM China Holdings Ltd.(c)	770,000	1,088,298
Minth Group Ltd.(c)	546,000	1,769,064
MTR Corp. Ltd.	1,230,500	5,964,615
New World Development Co. Ltd.	5,189,666	6,580,259
NWS Holdings Ltd.	1,367,500	2,707,299
PCCW Ltd.	3,549,000	1,946,667
Power Assets Holdings Ltd.	1,228,500	8,203,686
Sands China Ltd.	2,075,600	8,181,243
Shangri-La Asia Ltd.	1,098,333	1,499,115
Sino Land Co. Ltd.	2,731,200	4,285,246
SJM Holdings Ltd.	1,638,000	1,322,619
Sun Hung Kai Properties Ltd.	1,365,000	17,742,876
Swire Pacific Ltd., Class A	410,500	4,259,787
Swire Properties Ltd.	1,037,400	3,539,869
Techtronic Industries Co. Ltd.	1,228,500	5,751,199
WH Group Ltd.(a)	7,508,500	5,258,268
Wharf Holdings Ltd. (The)	1,092,000	2,724,637
Wharf Real Estate Investment Co. Ltd.	1,094,000	6,775,225
Wheelock & Co. Ltd.	546,000	2,914,777
Wynn Macau Ltd.	1,310,800	2,705,404
Yue Yuen Industrial Holdings Ltd.	682,500	1,867,442

		383,322,500
India — 10.1%
Adani Ports & Special Economic Zone Ltd.	431,269	1,859,627
Ambuja Cements Ltd.	504,504	1,345,094

258

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Ashok Leyland Ltd.	993,174	$1,540,565
Asian Paints Ltd.	242,151	4,029,246
Aurobindo Pharma Ltd.	223,314	2,390,482
Avenue Supermarts Ltd.(a)(b)	103,467	1,872,117
Axis Bank Ltd.(b)	1,552,824	12,230,235
Bajaj Auto Ltd.	70,980	2,489,699
Bajaj Finance Ltd.	146,601	4,723,568
Bajaj Finserv Ltd.	32,214	2,354,526
Bharat Forge Ltd.	181,272	1,433,849
Bharat Heavy Electricals Ltd.	770,961	716,797
Bharat Petroleum Corp. Ltd.	641,004	2,384,748
Bharti Airtel Ltd.	1,173,081	4,637,910
Bharti Infratel Ltd.	267,540	974,172
Bosch Ltd.	6,279	1,676,763
Britannia Industries Ltd.	23,478	1,792,037
Cadila Healthcare Ltd.	173,901	846,752
Cipla Ltd./India	292,929	2,492,739
Coal India Ltd.	572,208	2,059,546
Container Corp. of India Ltd.	140,207	1,201,652
Dabur India Ltd.	443,352	2,306,845
Dr. Reddy’s Laboratories Ltd.	96,642	3,322,841
Eicher Motors Ltd.	11,466	3,390,351
GAIL India Ltd.	657,930	3,329,911
Glenmark Pharmaceuticals Ltd.	119,301	1,002,712
Godrej Consumer Products Ltd.	302,211	2,962,440
Grasim Industries Ltd.	279,006	3,145,114
Havells India Ltd.	213,213	1,862,100
HCL Technologies Ltd.	473,109	6,753,856
Hero MotoCorp Ltd.	42,042	1,570,555
Hindalco Industries Ltd.	1,002,183	2,987,100
Hindustan Petroleum Corp. Ltd.	515,970	1,564,064
Hindustan Unilever Ltd.	547,092	11,998,365
Housing Development Finance Corp. Ltd.	1,341,522	32,098,016
ICICI Bank Ltd.	2,006,550	9,633,177
Indiabulls Housing Finance Ltd.	234,234	2,643,745
Indian Oil Corp. Ltd.	1,235,052	2,312,434
Infosys Ltd.	3,027,378	28,101,863
InterGlobe Aviation Ltd.(a)	76,713	922,174
ITC Ltd.	2,870,049	10,871,604
JSW Steel Ltd.	720,720	3,308,031
Larsen & Toubro Ltd.	401,310	7,041,717
LIC Housing Finance Ltd.	249,522	1,387,227
Lupin Ltd.	187,830	2,249,159
Mahindra & Mahindra Financial Services Ltd.	252,525	1,396,751
Mahindra & Mahindra Ltd.	631,449	6,540,785
Marico Ltd.	377,013	1,638,167
Maruti Suzuki India Ltd.	89,544	8,012,157
Motherson Sumi Systems Ltd.	819,000	1,808,124
Nestle India Ltd.	19,110	2,622,563
NTPC Ltd.	1,643,187	3,547,702
Oil & Natural Gas Corp. Ltd.	1,187,550	2,461,181
Page Industries Ltd.	4,641	1,848,592
Petronet LNG Ltd.	497,133	1,517,383
Pidilite Industries Ltd.	103,194	1,338,124
Piramal Enterprises Ltd.	69,069	2,029,524
Power Grid Corp. of India Ltd.	1,315,860	3,309,002
REC Ltd.	600,327	945,001
Reliance Industries Ltd.	2,405,949	34,529,899
Shree Cement Ltd.	7,098	1,335,930
Shriram Transport Finance Co. Ltd.	125,580	1,978,167

Security	Shares	Value
India (continued)
Siemens Ltd.	56,515	$712,084
State Bank of India(b)	1,494,948	5,689,071
Sun Pharmaceutical Industries Ltd.	709,254	5,565,551
Tata Consultancy Services Ltd.	778,323	20,400,388
Tata Motors Ltd.(b)	1,351,623	3,273,726
Tata Power Co. Ltd. (The)	837,170	866,663
Tata Steel Ltd.	298,116	2,232,897
Tech Mahindra Ltd.	401,037	4,034,504
Titan Co. Ltd.	267,813	3,058,961
UltraTech Cement Ltd.	80,808	3,824,187
United Spirits Ltd.(b)	247,065	1,927,204
UPL Ltd.	300,097	2,736,769
Vedanta Ltd.	1,112,475	3,176,673
Vodafone Idea Ltd.(b)	1,654,926	865,006
Wipro Ltd.	960,960	4,304,144
Yes Bank Ltd.	1,467,375	3,732,683
Zee Entertainment Enterprises Ltd.	394,214	2,404,895

		347,481,983
Indonesia — 2.4%
Adaro Energy Tbk PT	12,203,100	1,324,461
Astra International Tbk PT	17,199,000	8,937,484
Bank Central Asia Tbk PT	8,326,500	12,953,246
Bank Danamon Indonesia Tbk PT	2,429,746	1,186,704
Bank Mandiri Persero Tbk PT	15,698,402	7,073,445
Bank Negara Indonesia Persero Tbk PT	6,334,215	3,052,006
Bank Rakyat Indonesia Persero Tbk PT	46,601,100	9,655,877
Bank Tabungan Negara Persero Tbk PT	3,412,500	475,876
Bumi Serpong Damai Tbk PT(b)	6,746,100	488,124
Charoen Pokphand Indonesia Tbk PT	6,306,300	2,281,510
Gudang Garam Tbk PT	409,500	1,947,499
Hanjaya Mandala Sampoerna Tbk PT	7,780,500	1,908,980
Indah Kiat Pulp & Paper Corp. Tbk PT	2,320,500	1,942,336
Indocement Tunggal Prakarsa Tbk PT	1,556,100	1,770,796
Indofood CBP Sukses Makmur Tbk PT	2,034,600	1,194,462
Indofood Sukses Makmur Tbk PT	3,303,300	1,298,288
Jasa Marga Persero Tbk PT	1,948,340	531,861
Kalbe Farma Tbk PT	18,319,500	1,650,894
Matahari Department Store Tbk PT	2,129,400	679,335
Pakuwon Jati Tbk PT	13,404,300	421,461
Perusahaan Gas Negara Persero Tbk PT	9,200,100	1,343,478
Semen Indonesia Persero Tbk PT	2,457,000	1,454,563
Surya Citra Media Tbk PT	5,029,200	519,378
Telekomunikasi Indonesia Persero Tbk PT	42,533,400	10,771,491
Tower Bersama Infrastructure Tbk PT	1,583,400	487,440
Unilever Indonesia Tbk PT	1,283,100	3,648,215
United Tractors Tbk PT	1,439,043	3,171,053
Waskita Karya Persero Tbk PT	4,122,300	390,469

		82,560,732
Malaysia — 2.9%
AirAsia Group Bhd(c)	1,310,400	823,599
Alliance Bank Malaysia Bhd	899,200	850,958
AMMB Holdings Bhd	1,419,600	1,289,158
Astro Malaysia Holdings Bhd	1,138,900	367,431
Axiata Group Bhd	2,320,500	1,891,004
British American Tobacco Malaysia Bhd	109,200	811,595
CIMB Group Holdings Bhd	3,903,900	5,336,434
Dialog Group Bhd	3,003,062	2,432,879
DiGi.Com Bhd(c)	2,593,500	2,671,283
FGV Holdings Bhd	1,280,800	428,515

259

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
Fraser & Neave Holdings Bhd	109,200	$879,446
Gamuda Bhd	1,610,700	919,960
Genting Bhd	1,747,200	3,064,750
Genting Malaysia Bhd	2,499,100	2,681,553
Genting Plantations Bhd	218,700	504,351
HAP Seng Consolidated Bhd	491,800	1,157,660
Hartalega Holdings Bhd	1,147,000	1,715,909
Hong Leong Bank Bhd	546,000	2,700,968
Hong Leong Financial Group Bhd	218,400	959,300
IHH Healthcare Bhd	2,102,100	2,511,770
IJM Corp. Bhd(c)	2,484,300	967,716
IOI Corp. Bhd	1,638,000	1,761,501
IOI Properties Group Bhd	1,665,366	521,360
Kuala Lumpur Kepong Bhd	382,200	2,276,120
Malayan Banking Bhd	3,194,100	7,243,878
Malaysia Airports Holdings Bhd	862,400	1,710,580
Maxis Bhd(c)	1,829,100	2,286,102
MISC Bhd	928,200	1,353,094
My EG Services Bhd(c)	1,720,500	493,392
Nestle Malaysia Bhd	56,000	1,924,435
Petronas Chemicals Group Bhd	2,064,300	4,612,548
Petronas Dagangan Bhd	161,700	1,004,708
Petronas Gas Bhd	573,300	2,504,463
PPB Group Bhd	492,120	1,971,067
Press Metal Aluminium Holdings Bhd(c)	1,146,600	1,326,214
Public Bank Bhd	2,457,030	14,444,483
RHB Bank Bhd	710,045	887,450
RHB Bank Bhd, New(b)(d)	359,100	1
Sime Darby Bhd	2,021,200	1,062,645
Sime Darby Plantation Bhd	2,048,500	2,575,005
Sime Darby Property Bhd	2,293,200	534,322
SP Setia Bhd Group	1,092,000	548,022
Telekom Malaysia Bhd(c)	949,200	539,872
Tenaga Nasional Bhd	2,593,500	9,110,873
Top Glove Corp. Bhd	1,201,200	1,705,133
UMW Holdings Bhd	382,200	433,851
Westports Holdings Bhd	928,200	756,401
YTL Corp. Bhd	2,628,478	665,835

		99,219,594
Pakistan — 0.1%
Habib Bank Ltd.	507,600	558,504
Lucky Cement Ltd.	119,800	449,742
MCB Bank Ltd.	347,300	518,845
Oil & Gas Development Co. Ltd.	567,200	681,026
United Bank Ltd./Pakistan	427,127	483,609

		2,691,726
Philippines — 1.2%
Aboitiz Equity Ventures Inc.	1,666,020	1,463,470
Aboitiz Power Corp.	1,303,300	820,880
Alliance Global Group Inc.(b)	3,467,100	736,123
Ayala Corp.	212,068	3,646,436
Ayala Land Inc.	6,360,900	4,713,759
Bank of the Philippine Islands	748,496	1,149,219
BDO Unibank Inc.	1,698,060	3,884,544
DMCI Holdings Inc.	3,614,600	867,423
Globe Telecom Inc.	28,665	1,119,706
GT Capital Holdings Inc.	77,280	1,097,707
International Container Terminal Services Inc.	437,440	739,899
JG Summit Holdings Inc.	2,528,467	2,235,239

Security	Shares	Value
Philippines (continued)
Jollibee Foods Corp.	384,930	$1,985,621
Manila Electric Co.	163,800	1,125,981
Megaworld Corp.	10,337,500	852,040
Metro Pacific Investments Corp.	11,769,200	1,055,830
Metropolitan Bank & Trust Co.	632,319	774,666
PLDT Inc.	72,375	1,880,221
Robinsons Land Corp.	1,957,467	766,450
Security Bank Corp.	185,640	501,008
SM Investments Corp.	204,750	3,444,071
SM Prime Holdings Inc.	8,108,125	5,122,038
Universal Robina Corp.	769,110	1,868,691

		41,851,022
Singapore — 4.1%
Ascendas REIT	2,242,818	4,081,385
CapitaLand Commercial Trust	2,229,466	2,785,223
CapitaLand Ltd.	2,212,100	5,015,882
CapitaLand Mall Trust	2,184,000	3,327,730
City Developments Ltd.	354,900	2,027,195
ComfortDelGro Corp. Ltd.	1,883,700	3,060,604
DBS Group Holdings Ltd.	1,501,500	25,437,023
Genting Singapore Ltd.	5,105,100	3,244,142
Golden Agri-Resources Ltd.	4,941,307	909,903
Jardine Cycle & Carriage Ltd.	82,166	1,796,046
Keppel Corp. Ltd.	1,201,200	5,377,990
Oversea-Chinese Banking Corp. Ltd.(c)	2,702,775	20,961,730
SATS Ltd.	600,600	2,159,870
Sembcorp Industries Ltd.	709,800	1,445,433
Singapore Airlines Ltd.	436,800	2,990,225
Singapore Exchange Ltd.	682,500	3,371,101
Singapore Press Holdings Ltd.(c)	1,322,700	2,531,163
Singapore Technologies Engineering Ltd.	1,337,700	3,429,257
Singapore Telecommunications Ltd.	6,825,000	15,574,090
Suntec REIT	1,883,700	2,407,675
United Overseas Bank Ltd.	1,173,900	20,667,015
UOL Group Ltd.	437,400	1,904,623
Venture Corp. Ltd.	218,400	2,416,152
Wilmar International Ltd.	1,583,400	3,613,189
Yangzijiang Shipbuilding Holdings Ltd.	2,074,800	1,857,851

		142,392,497
South Korea — 15.4%
Amorepacific Corp.	27,027	3,628,740
AMOREPACIFIC Group	24,297	1,324,070
BGF retail Co. Ltd.	6,903	1,020,715
BNK Financial Group Inc.	220,038	1,465,568
Celltrion Healthcare Co. Ltd.(b)(c)	29,211	1,632,873
Celltrion Inc.(b)(c)	69,113	13,191,240
Celltrion Pharm Inc.(b)(c)	13,377	628,028
Cheil Worldwide Inc.	60,333	1,201,842
CJ CheilJedang Corp.	6,825	1,940,503
CJ Corp.	12,012	1,148,969
CJ ENM Co. Ltd.	9,009	1,786,700
CJ Logistics Corp.(b)	6,552	911,318
Coway Co. Ltd.	40,950	2,526,247
Daelim Industrial Co. Ltd.	23,361	1,558,015
Daewoo Engineering & Construction Co. Ltd.(b)	130,494	518,174
DB Insurance Co. Ltd.	40,950	2,580,150
DGB Financial Group Inc.	149,063	1,229,601
Dongsuh Cos. Inc.	29,211	478,070
Doosan Bobcat Inc.	30,979	956,922

260

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Doosan Heavy Industries & Construction Co. Ltd.(b)	51,597	$495,798
E-MART Inc.	17,745	3,184,461
GS Engineering & Construction Corp.	42,578	1,559,942
GS Holdings Corp.	41,769	1,777,716
GS Retail Co. Ltd.	23,092	727,483
Hana Financial Group Inc.	259,623	8,725,866
Hankook Tire Co. Ltd.	63,069	2,291,305
Hanmi Pharm Co. Ltd.	5,242	1,791,724
Hanmi Science Co. Ltd.	11,031	645,665
Hanon Systems	160,829	1,545,415
Hanssem Co. Ltd.	9,009	386,196
Hanwha Chemical Corp.	91,198	1,292,482
Hanwha Corp.	35,763	881,875
Hanwha Life Insurance Co. Ltd.	257,166	1,012,145
HDC Holdings Co. Ltd.	1	15
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	30,033	1,159,626
HLB Inc.(b)	26,481	2,012,421
Hotel Shilla Co. Ltd.	26,760	1,674,335
Hyosung Corp.	1	45
Hyundai Department Store Co. Ltd.	11,741	893,287
Hyundai Engineering & Construction Co. Ltd.	66,066	2,652,380
Hyundai Glovis Co. Ltd.	15,834	1,584,025
Hyundai Heavy Industries Co. Ltd.(b)	31,941	3,489,671
Hyundai Heavy Industries Holdings Co. Ltd.(b)	8,463	2,647,588
Hyundai Marine & Fire Insurance Co. Ltd.	52,143	1,912,665
Hyundai Mobis Co. Ltd.	57,330	9,558,773
Hyundai Motor Co.	128,037	11,966,075
Hyundai Steel Co.(c)	68,250	2,500,494
Industrial Bank of Korea	216,489	2,821,168
Kakao Corp.(c)	42,315	3,401,390
Kangwon Land Inc.	98,007	2,468,344
KB Financial Group Inc.	335,244	13,944,597
KCC Corp.	4,916	1,065,554
KEPCO Plant Service & Engineering Co. Ltd.	18,837	454,581
Kia Motors Corp.	224,679	5,599,477
Korea Aerospace Industries Ltd.(b)(c)	60,879	1,546,617
Korea Electric Power Corp.	213,759	5,083,471
Korea Gas Corp.(b)	24,026	1,098,464
Korea Investment Holdings Co. Ltd.	35,763	1,861,038
Korea Zinc Co. Ltd.	7,098	2,360,706
Korean Air Lines Co. Ltd.	40,683	979,991
KT Corp.	24,070	604,100
KT&G Corp.	98,007	8,729,508
Kumho Petrochemical Co. Ltd.	15,783	1,192,503
LG Chem Ltd.	38,766	11,804,486
LG Corp.	79,722	4,638,295
LG Display Co. Ltd.	197,379	2,857,929
LG Electronics Inc.	90,206	5,010,785
LG Household & Health Care Ltd.	7,917	7,253,168
LG Innotek Co. Ltd.(c)	12,285	1,336,791
LG Uplus Corp.	180,453	2,557,427
Lotte Chemical Corp.	14,471	3,333,454
Lotte Corp.(b)	25,144	1,049,184
Lotte Shopping Co. Ltd.	9,282	1,576,119
Medy-Tox Inc.	3,549	1,452,550
Mirae Asset Daewoo Co. Ltd.	323,778	1,826,943
NAVER Corp.	121,805	12,238,754
NCSoft Corp.	14,933	5,628,295
Netmarble Corp.(a)(c)	21,840	2,146,532

Security	Shares	Value
South Korea (continued)
NH Investment & Securities Co. Ltd.	121,212	$1,292,375
OCI Co. Ltd.	15,288	1,143,028
Orange Life Insurance Ltd.(a)	27,027	726,934
Orion Corp./Republic of Korea	19,216	1,603,652
Ottogi Corp.	1,093	632,080
Pan Ocean Co. Ltd.(b)	187,551	785,063
Pearl Abyss Corp.(b)	4,914	886,594
POSCO	68,928	15,605,655
Posco Daewoo Corp.	41,907	654,596
S-1 Corp.	15,296	1,295,304
Samsung Biologics Co. Ltd.(a)(b)(c)	13,923	4,734,468
Samsung C&T Corp.	63,063	6,004,419
Samsung Card Co. Ltd.	24,873	734,480
Samsung Electro-Mechanics Co. Ltd.(c)	47,229	4,890,546
Samsung Electronics Co. Ltd.	4,062,786	151,166,799
Samsung Engineering Co. Ltd.(b)	127,491	2,041,780
Samsung Fire & Marine Insurance Co. Ltd.	25,935	6,338,377
Samsung Heavy Industries Co. Ltd.(b)	367,731	2,245,981
Samsung Life Insurance Co. Ltd.	59,514	4,804,781
Samsung SDI Co. Ltd.	46,683	9,647,533
Samsung SDS Co. Ltd.	29,484	4,980,624
Samsung Securities Co. Ltd.	53,508	1,256,056
Shinhan Financial Group Co. Ltd.	377,832	14,107,983
Shinsegae Inc.	6,279	1,424,353
SillaJen Inc.(b)(c)	50,232	3,037,150
SK Holdings Co. Ltd.	26,846	6,160,527
SK Hynix Inc.	491,400	29,409,398
SK Innovation Co. Ltd.	54,600	10,229,564
SK Telecom Co. Ltd.	16,926	3,980,666
S-Oil Corp.	37,947	4,129,198
ViroMed Co. Ltd.(b)	11,739	1,919,157
Woori Bank	415,233	5,739,037
Yuhan Corp.	7,550	1,109,758

		530,737,355
Taiwan — 13.8%
Acer Inc.	2,653,830	1,861,103
Advantech Co. Ltd.	302,595	2,082,950
Airtac International Group	110,000	947,387
ASE Technology Holding Co. Ltd.	3,007,110	6,064,172
Asia Cement Corp.	1,911,448	2,023,072
Asustek Computer Inc.	549,100	4,063,727
AU Optronics Corp.	7,371,580	2,906,418
Catcher Technology Co. Ltd.	549,000	5,526,727
Cathay Financial Holding Co. Ltd.	6,825,722	10,808,919
Chailease Holding Co. Ltd.	1,117,687	3,185,858
Chang Hwa Commercial Bank Ltd.	4,674,098	2,651,017
Cheng Shin Rubber Industry Co. Ltd.	1,638,303	2,305,791
Chicony Electronics Co. Ltd.	558,961	1,118,175
China Airlines Ltd.	2,187,330	647,511
China Development Financial Holding Corp.	11,472,734	3,681,745
China Life Insurance Co. Ltd./Taiwan	2,184,077	2,075,166
China Steel Corp.	10,647,484	8,396,038
Chunghwa Telecom Co. Ltd.	3,276,110	11,593,383
Compal Electronics Inc.	3,549,000	1,955,546
CTBC Financial Holding Co. Ltd.	15,015,456	10,020,656
Delta Electronics Inc.	1,782,000	7,486,669
E.Sun Financial Holding Co. Ltd.	8,025,474	5,316,945
Eclat Textile Co. Ltd.	208	2,470
Eva Airways Corp.	1,849,027	845,546
Evergreen Marine Corp. Taiwan Ltd.	1,727,763	636,541

261

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Far Eastern New Century Corp.	2,730,040	$2,739,480
Far EasTone Telecommunications Co. Ltd.	1,368,000	3,258,301
Feng TAY Enterprise Co. Ltd.	277,652	1,668,981
First Financial Holding Co. Ltd.	8,279,728	5,231,189
Formosa Chemicals & Fibre Corp.	3,005,740	10,879,452
Formosa Petrochemical Corp.	1,093,000	4,309,408
Formosa Plastics Corp.	3,822,400	12,476,567
Formosa Taffeta Co. Ltd.	549,000	597,028
Foxconn Technology Co. Ltd.	824,666	1,748,314
Fubon Financial Holding Co. Ltd.	5,460,111	8,549,345
General Interface Solution Holding Ltd.	273,000	904,324
Giant Manufacturing Co. Ltd.	273,000	1,041,076
Globalwafers Co. Ltd.	252,000	1,999,354
Highwealth Construction Corp.	548,880	804,437
Hiwin Technologies Corp.	184,934	1,195,320
Hon Hai Precision Industry Co. Ltd.	11,138,516	28,365,545
Hotai Motor Co. Ltd.	273,000	1,883,641
HTC Corp.(b)	549,450	596,630
Hua Nan Financial Holdings Co. Ltd.	6,450,257	3,637,559
Innolux Corp.	7,645,981	2,315,317
Inventec Corp.	2,185,460	1,762,183
Largan Precision Co. Ltd.	92,000	9,960,250
Lite-On Technology Corp.	1,912,371	2,194,007
Macronix International	1,673,650	927,612
MediaTek Inc.	1,365,391	10,038,666
Mega Financial Holding Co. Ltd.	9,282,827	7,844,938
Micro-Star International Co. Ltd.	546,000	1,205,177
Nan Ya Plastics Corp.	4,374,000	10,870,329
Nanya Technology Corp.	822,000	1,365,440
Nien Made Enterprise Co. Ltd.	68,000	419,740
Novatek Microelectronics Corp.	547,000	2,413,001
Pegatron Corp.	1,640,000	2,983,938
Phison Electronics Corp.	116,000	761,012
Pou Chen Corp.	1,914,000	1,939,175
Powertech Technology Inc.	547,200	1,195,447
President Chain Store Corp.	546,000	6,158,226
Quanta Computer Inc.	2,188,000	3,454,216
Realtek Semiconductor Corp.	273,642	1,096,584
Ruentex Development Co. Ltd.	330,977	457,804
Ruentex Industries Ltd.	329,517	825,310
Shin Kong Financial Holding Co. Ltd.	7,204,052	2,363,091
SinoPac Financial Holdings Co. Ltd.	9,318,925	3,162,225
Standard Foods Corp.	372,844	559,694
Synnex Technology International Corp.	1,128,950	1,214,945
TaiMed Biologics Inc.(b)	109,000	679,863
Taishin Financial Holding Co. Ltd.	8,275,765	3,677,464
Taiwan Business Bank	3,380,788	1,114,437
Taiwan Cement Corp.	3,549,000	3,979,908
Taiwan Cooperative Financial Holding Co. Ltd.	7,543,965	4,242,155
Taiwan High Speed Rail Corp.	1,638,000	1,625,137
Taiwan Mobile Co. Ltd.	1,365,000	4,874,527
Taiwan Semiconductor Manufacturing Co. Ltd.	20,748,670	156,907,500
Teco Electric and Machinery Co. Ltd.	1,368,000	784,733
Uni-President Enterprises Corp.	4,101,694	9,928,478
United Microelectronics Corp.	10,101,000	3,851,980
Vanguard International Semiconductor Corp.	821,000	1,512,361
Walsin Technology Corp.	273,000	1,151,359
Win Semiconductors Corp.	315,000	967,101
Winbond Electronics Corp.	2,457,000	1,064,015
Wistron Corp.	2,461,169	1,503,283

Security	Shares	Value
Taiwan (continued)
WPG Holdings Ltd.	1,265,100	$1,502,518
Yageo Corp.	243,217	2,479,881
Yuanta Financial Holding Co. Ltd.	8,406,556	4,075,182
Zhen Ding Technology Holding Ltd.	549,097	1,254,602

		474,754,294
Thailand — 2.9%
Advanced Info Service PCL, NVDR	873,600	5,165,177
Airports of Thailand PCL, NVDR	3,658,200	7,062,588
Bangkok Bank PCL, Foreign	218,500	1,397,345
Bangkok Dusit Medical Services PCL, NVDR	3,385,200	2,501,882
Bangkok Expressway & Metro PCL, NVDR(c)	6,552,800	1,680,205
Banpu PCL, NVDR(c)	1,801,800	945,741
Berli Jucker PCL, NVDR	1,037,400	1,744,647
BTS Group Holdings PCL, NVDR	5,164,200	1,425,413
Bumrungrad Hospital PCL, NVDR	300,500	1,749,517
Central Pattana PCL, NVDR	1,194,500	2,846,621
Charoen Pokphand Foods PCL, NVDR(c)	2,730,000	2,079,412
CP ALL PCL, NVDR(c)	4,204,200	8,528,882
Delta Electronics Thailand PCL, NVDR	436,800	909,176
Electricity Generating PCL, NVDR	109,300	761,638
Energy Absolute PCL, NVDR(c)	1,092,000	1,630,588
Glow Energy PCL, NVDR	464,100	1,172,500
Home Product Center PCL, NVDR	3,494,443	1,570,655
Indorama Ventures PCL, NVDR	1,365,000	2,233,824
IRPC PCL, NVDR	8,751,400	1,610,363
Kasikornbank PCL, Foreign	1,064,700	6,407,471
Kasikornbank PCL, NVDR(c)	549,675	3,307,999
Krung Thai Bank PCL, NVDR	3,030,375	1,837,422
Minor International PCL, NVDR	1,856,420	2,044,022
PTT Exploration & Production PCL, NVDR	1,201,284	5,055,177
PTT Global Chemical PCL, NVDR	1,938,376	4,517,030
PTT PCL, NVDR	8,937,100	13,749,385
Robinson PCL, NVDR	436,800	859,765
Siam Cement PCL (The), NVDR	327,600	4,130,824
Siam Commercial Bank PCL (The), NVDR	1,528,800	6,341,177
Thai Oil PCL, NVDR	955,500	2,442,794
Thai Union Group PCL, NVDR(c)	1,692,600	847,576
TMB Bank PCL, NVDR	10,155,600	698,485
True Corp. PCL, NVDR(c)	8,717,990	1,551,618

		100,806,919

Total Common Stocks — 98.9% (Cost: $3,222,304,254)		3,408,635,011

Preferred Stocks

South Korea — 0.9%
Amorepacific Corp., Preference Shares, NVS	7,917	625,273
Hyundai Motor Co.
Preference Shares, NVS	20,475	1,196,643
Series 2, Preference Shares, NVS	32,487	2,018,411
LG Chem Ltd., Preference Shares, NVS	6,552	1,147,053
LG Household & Health Care Ltd., Preference Shares, NVS	1,913	1,228,832
Samsung Electronics Co. Ltd., Preference Shares, NVS	725,634	22,764,614

		28,980,826

Total Preferred Stocks — 0.9% (Cost: $16,571,014)		28,980,826

262

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 08/01/19)(b)	626,299	$0

Total Warrants — 0.0% (Cost: $0)		0

Short-Term Investments

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	244,634,175	244,683,102
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	3,331,076	3,331,076

		248,014,178

Total Short-Term Investments — 7.2% (Cost: $247,996,540)		248,014,178

Total Investments in Securities — 107.0% (Cost: $3,486,871,808)		3,685,630,015
Other Assets, Less Liabilities — (7.0)%		(239,614,384)

Net Assets — 100.0%		$3,446,015,631

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	274,292,318	(29,658,143)	244,634,175	$244,683,102	$790,450	(a)	$1,461	$(27,429)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,218,566	(2,887,490)	3,331,076	3,331,076	21,731		—	—

				$248,014,178	$812,181		$1,461	$(27,429)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	11	11/29/18	$1,748	$364
MSCI Emerging Markets E-Mini	117	12/21/18	5,597	(257,288)

				$(256,924)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

263

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI All Country Asia ex Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$3,406,254,925	$2,376,186		$3,900	$3,408,635,011
Preferred Stocks	28,980,826	—		—	28,980,826
Warrants	—	0	(a)	—	0 (a)
Money Market Funds	248,014,178	—		—	248,014,178

	$3,683,249,929	$2,376,186		$3,900	$3,685,630,015

Derivative financial instruments(b)
Assets
Futures Contracts	$364	$—		$—	$364
Liabilities
Futures Contracts	(257,288)	—		—	(257,288)

	$(256,924)	$—		$—	$(256,924)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

264

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.0%
AECC Aviation Power Co. Ltd., Class A	55,200	$180,367
AVIC Aircraft Co. Ltd., Class A	64,400	136,654
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	23,000	110,108
China Avionics Systems Co. Ltd., Class A	36,800	71,598
China Spacesat Co. Ltd., Class A	27,600	64,225

		562,952
Airlines — 0.9%
Air China Ltd., Class A	110,400	118,715
China Eastern Airlines Corp. Ltd., Class A	197,800	141,798
China Southern Airlines Co. Ltd., Class A	170,200	148,611
Spring Airlines Co. Ltd., Class A	18,404	89,715

		498,839
Auto Components — 1.1%
China Shipbuilding Industry Group Power Co. Ltd., Class A	41,400	123,463
Fuyao Glass Industry Group Co. Ltd., Class A	50,600	157,211
Huayu Automotive Systems Co. Ltd., Class A	73,600	183,929
Shandong Linglong Tyre Co. Ltd., Class A	23,000	46,332
Wanxiang Qianchao Co. Ltd., Class A	69,000	49,464
Weifu High-Technology Group Co. Ltd., Class A	18,400	46,932
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	7,200	14,845

		622,176
Automobiles — 2.2%
BYD Co. Ltd., Class A	46,000	308,592
Chongqing Changan Automobile Co. Ltd., Class A	96,600	88,502
Guangzhou Automobile Group Co. Ltd., Class A	50,680	78,476
SAIC Motor Corp. Ltd., Class A	188,600	733,070

		1,208,640
Banks — 22.4%
Agricultural Bank of China Ltd., Class A	1,775,600	985,214
Bank of Beijing Co. Ltd., Class A	501,400	437,081
Bank of China Ltd., Class A	1,173,000	625,627
Bank of Communications Co. Ltd., Class A	933,800	803,303
Bank of Guiyang Co. Ltd., Class A	55,200	94,418
Bank of Hangzhou Co. Ltd., Class A	124,260	142,170
Bank of Jiangsu Co. Ltd., Class A	271,400	252,539
Bank of Nanjing Co. Ltd., Class A	202,400	212,711
Bank of Ningbo Co. Ltd., Class A	119,600	301,971
Bank of Shanghai Co. Ltd., Class A	257,640	451,028
China CITIC Bank Corp. Ltd., Class A	138,000	117,132
China Construction Bank Corp., Class A	230,000	235,781
China Everbright Bank Co. Ltd., Class A	952,200	547,453
China Merchants Bank Co. Ltd., Class A	492,200	2,040,160
China Minsheng Banking Corp. Ltd., Class A	846,480	775,518
Huaxia Bank Co. Ltd., Class A	303,600	348,230
Industrial & Commercial Bank of China Ltd., Class A	1,283,400	1,035,965
Industrial Bank Co. Ltd., Class A	496,800	1,148,209
Ping An Bank Co. Ltd., Class A	409,436	640,450
Shanghai Pudong Development Bank Co. Ltd., Class A	694,600	1,093,482

		12,288,442
Beverages — 7.0%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	36,800	466,364
Kweichow Moutai Co. Ltd., Class A	29,792	2,344,592
Luzhou Laojiao Co. Ltd., Class A	36,800	200,813
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	23,066	106,952
Tsingtao Brewery Co. Ltd., Class A	18,400	79,671
Wuliangye Yibin Co. Ltd., Class A	92,000	635,124

		3,833,516

Security	Shares	Value
Capital Markets — 7.2%
Anxin Trust Co. Ltd., Class A	128,840	$89,961
Changjiang Securities Co. Ltd., Class A	133,400	98,500
China Merchants Securities Co. Ltd., Class A	138,006	261,778
CITIC Securities Co. Ltd., Class A	234,600	577,191
Dongxing Securities Co. Ltd., Class A	55,200	80,330
Everbright Securities Co. Ltd., Class A	96,600	133,930
First Capital Securities Co. Ltd., Class A	82,800	61,494
Founder Securities Co. Ltd., Class A	197,800	154,276
GF Securities Co. Ltd., Class A	142,600	253,726
Guosen Securities Co. Ltd., Class A	96,600	116,064
Guotai Junan Securities Co. Ltd., Class A	179,401	392,256
Guoyuan Securities Co. Ltd., Class A	78,200	80,726
Haitong Securities Co. Ltd., Class A	193,200	260,935
Huaan Securities Co. Ltd., Class A	87,400	64,033
Huatai Securities Co. Ltd., Class A(a)	156,400	373,358
Industrial Securities Co. Ltd., Class A	161,060	113,151
Orient Securities Co. Ltd./China, Class A	142,323	188,140
SDIC Capital Co. Ltd., Class A	55,200	71,229
Shanxi Securities Co. Ltd., Class A	64,400	54,569
Shenwan Hongyuan Group Co. Ltd., Class A	460,000	294,149
Sinolink Securities Co. Ltd., Class A	69,088	71,023
SooChow Securities Co. Ltd., Class A	69,000	65,590
Western Securities Co. Ltd., Class A	82,800	99,246

		3,955,655
Chemicals — 1.1%
China Hainan Rubber Industry Group Co. Ltd., Class A(a)(b)	20,300	14,756
Hengli Petrochemical Co. Ltd., Class A	55,200	111,908
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	64,400	70,174
Rongsheng Petro Chemical Co. Ltd., Class A	69,050	102,169
Sinopec Shanghai Petrochemical Co. Ltd., Class A	115,019	87,072
Tianqi Lithium Corp., Class A	27,600	115,312
Zhejiang Longsheng Group Co. Ltd., Class A	78,200	99,562

		600,953
Commercial Services & Supplies — 0.2%
Jihua Group Corp. Ltd., Class A	105,800	52,637
Tus-Sound Environmental Resources Co. Ltd., Class A	36,800	57,511

		110,148
Communications Equipment — 0.7%
Beijing Xinwei Technology Group Co. Ltd., Class A(a)(b)	13,008	17,196
Guangzhou Haige Communications Group Inc. Co., Class A	55,200	58,487
Hengtong Optic-Electric Co. Ltd., Class A	46,080	107,954
ZTE Corp., Class A(a)	78,200	189,818

		373,455
Construction & Engineering — 3.8%
China Communications Construction Co. Ltd., Class A	64,400	115,140
China Gezhouba Group Co. Ltd., Class A	110,400	101,462
China National Chemical Engineering Co. Ltd., Class A	115,000	96,126
China Nuclear Engineering Corp. Ltd., Class A	41,400	41,491
China Railway Construction Corp. Ltd., Class A	271,475	428,151
China State Construction Engineering Corp. Ltd., Class A	1,002,800	773,519
Metallurgical Corp. of China Ltd., Class A	423,200	192,344
Power Construction Corp. of China Ltd., Class A	253,000	171,576
Shanghai Tunnel Engineering Co. Ltd., Class A	82,800	67,667
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	64,400	74,052

		2,061,528
Construction Materials — 1.0%
Anhui Conch Cement Co. Ltd., Class A	96,600	453,312

265

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction Materials (continued)
BBMG Corp., Class A	197,800	$93,587

		546,899
Distributors — 0.1%
Liaoning Cheng Da Co. Ltd., Class A	41,400	64,700

Diversified Financial Services — 0.3%
Avic Capital Co. Ltd., Class A	220,801	145,624

Diversified Telecommunication Services — 0.1%
Dr. Peng Telecom & Media Group Co. Ltd., Class A	36,830	37,756

Electrical Equipment — 2.1%
Fangda Carbon New Material Co. Ltd., Class A	41,400	117,587
Luxshare Precision Industry Co. Ltd., Class A	101,210	240,883
NARI Technology Co. Ltd., Class A	115,000	286,070
Shanghai Electric Group Co. Ltd., Class A	193,200	149,581
TBEA Co. Ltd., Class A	92,000	91,674
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	73,660	92,831
Zhejiang Chint Electrics Co. Ltd., Class A	50,600	165,046

		1,143,672
Electronic Equipment, Instruments & Components — 2.4%
Dongxu Optoelectronic Technology Co. Ltd., Class A	133,400	90,085
GoerTek Inc., Class A	78,200	81,511
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	220,888	766,411
O-film Tech Co. Ltd., Class A	64,400	120,957
Tianma Microelectronics Co. Ltd., Class A	50,600	76,248
Unisplendour Corp. Ltd., Class A	18,420	87,654
Zhejiang Dahua Technology Co. Ltd., Class A	69,000	113,867

		1,336,733
Energy Equipment & Services — 0.2%
Offshore Oil Engineering Co. Ltd., Class A	100,968	80,778

Entertainment — 0.5%
China Film Co. Ltd., Class A	46,000	79,803
Giant Network Group Co. Ltd., Class A(b)	7,700	18,823
Perfect World Co. Ltd./China, Class A	23,095	80,861
Wanda Film Holding Co. Ltd., Class A(b)	2,800	20,779
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	41,400	65,471

		265,737
Food & Staples Retailing — 0.4%
Yonghui Superstores Co. Ltd., Class A	230,000	235,451

Food Products — 2.8%
Beijing Dabeinong Technology Group Co. Ltd., Class A	101,200	48,752
Foshan Haitian Flavouring & Food Co. Ltd., Class A	54,979	508,982
Henan Shuanghui Investment & Development Co. Ltd., Class A	69,000	222,986
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	147,200	465,995
Muyuan Foodstuff Co. Ltd., Class A	41,400	135,928
New Hope Liuhe Co. Ltd., Class A	101,200	86,332
Tongwei Co. Ltd., Class A	92,093	84,505

		1,553,480
Health Care Providers & Services — 1.1%
Huadong Medicine Co. Ltd., Class A	36,850	188,405
Jointown Pharmaceutical Group Co. Ltd., Class A	50,612	110,807
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	73,620	154,213
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	50,609	143,671

		597,096

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.0%
China International Travel Service Corp. Ltd., Class A	46,000	$354,034
Shenzhen Overseas Chinese Town Co. Ltd., Class A	220,800	182,662

		536,696
Household Durables — 2.3%
Gree Electric Appliances Inc. of Zhuhai, Class A(a)	87,400	476,930
Hangzhou Robam Appliances Co. Ltd., Class A	41,400	124,651
Midea Group Co. Ltd., Class A	37,445	198,856
Qingdao Haier Co. Ltd., Class A	170,200	308,936
TCL Corp., Class A	478,400	169,419

		1,278,792
Independent Power and Renewable Electricity Producers — 3.8%
China National Nuclear Power Co. Ltd., Class A	312,800	249,802
China Yangtze Power Co. Ltd., Class A	354,200	792,731
GD Power Development Co. Ltd., Class A	478,400	167,361
Huadian Power International Corp. Ltd., Class A	193,200	115,233
Huaneng Power International Inc., Class A	119,600	110,774
Hubei Energy Group Co. Ltd., Class A	110,400	57,616
SDIC Power Holdings Co. Ltd., Class A	170,200	173,502
Shenergy Co. Ltd., Class A	119,331	86,401
Shenzhen Energy Group Co. Ltd., Class A	78,200	58,302
Sichuan Chuantou Energy Co. Ltd., Class A	110,400	127,579
Zhejiang Zheneng Electric Power Co. Ltd., Class A	220,800	149,739

		2,089,040
Insurance — 6.8%
China Life Insurance Co. Ltd., Class A	64,400	201,934
China Pacific Insurance Group Co. Ltd., Class A	151,800	732,589
Hubei Biocause Pharmaceutical Co. Ltd., Class A	96,600	80,746
New China Life Insurance Co. Ltd., Class A	50,600	339,379
Ping An Insurance Group Co. of China Ltd., Class A	257,637	2,350,415

		3,705,063
IT Services — 0.1%
DHC Software Co. Ltd., Class A	78,200	80,166

Machinery — 2.5%
China International Marine Containers Group Co. Ltd., Class A	32,200	49,676
CRRC Corp. Ltd., Class A	483,000	587,242
Han’s Laser Technology Industry Group Co. Ltd., Class A	27,600	124,096
Sany Heavy Industry Co. Ltd., Class A	184,000	207,619
Weichai Power Co. Ltd., Class A	142,600	152,318
XCMG Construction Machinery Co. Ltd., Class A	188,600	89,775
Zhengzhou Yutong Bus Co. Ltd., Class A	50,600	77,336
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	174,800	83,707

		1,371,769
Marine — 0.3%
COSCO SHIPPING Development Co. Ltd., Class A(a)	188,600	60,571
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	184,000	99,984

		160,555
Media — 0.5%
China South Publishing & Media Group Co. Ltd., Class A	46,000	77,230
Chinese Universe Publishing and Media Co. Ltd., Class A	32,200	53,046
CITIC Guoan Information Industry Co. Ltd., Class A	96,600	43,074
Shanghai Oriental Pearl Group Co. Ltd., Class A	82,815	108,406

		281,756
Metals & Mining — 3.9%
Angang Steel Co. Ltd., Class A	96,600	80,884
Baoshan Iron & Steel Co. Ltd., Class A	437,047	479,362

266

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
China Molybdenum Co. Ltd., Class A	170,200	$99,318
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	82,800	124,650
Hesteel Co. Ltd., Class A	257,600	117,079
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	897,000	208,344
Jiangsu Shagang Co. Ltd., Class A(b)	5,600	12,317
Jiangxi Copper Co. Ltd., Class A	50,600	97,867
Jiangxi Ganfeng Lithium Co. Ltd., Class A	27,600	93,389
Jinduicheng Molybdenum Co. Ltd., Class A	64,400	58,078
Maanshan Iron & Steel Co. Ltd., Class A	138,000	82,507
Shandong Gold Mining Co. Ltd., Class A	41,400	156,110
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	82,800	50,810
Tongling Nonferrous Metals Group Co. Ltd., Class A	243,800	73,056
Zhejiang Huayou Cobalt Co. Ltd., Class A	23,020	111,392
Zhongjin Gold Corp. Ltd., Class A	82,800	93,785
Zijin Mining Group Co. Ltd., Class A	418,600	205,258

		2,144,206
Oil, Gas & Consumable Fuels — 3.0%
China Petroleum & Chemical Corp., Class A	607,200	549,333
China Shenhua Energy Co. Ltd., Class A	105,899	304,274
PetroChina Co. Ltd., Class A	381,800	454,895
Shaanxi Coal Industry Co. Ltd., Class A	156,400	191,276
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	69,000	81,616
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	73,600	68,380

		1,649,774
Pharmaceuticals — 4.5%
Beijing Tongrentang Co. Ltd., Class A	36,800	150,003
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	27,600	95,011
Dong-E-E-Jiao Co. Ltd., Class A	18,400	103,546
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	36,800	194,481
Jiangsu Hengrui Medicine Co. Ltd., Class A	87,490	772,454
Kangmei Pharmaceutical Co. Ltd., Class A	124,200	219,919
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,000	89,893
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	50,663	184,501
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	23,000	81,287
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	36,800	123,991
Tasly Pharmaceutical Group Co. Ltd., Class A	41,480	119,717
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	50,600	97,069
Yunnan Baiyao Group Co. Ltd., Class A(b)	5,700	57,395
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,899	154,440

		2,443,707
Real Estate Management & Development — 5.7%
China Fortune Land Development Co. Ltd., Class A	69,000	230,999
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	156,400	421,569
China Vanke Co. Ltd., Class A	230,000	799,017
Financial Street Holdings Co. Ltd., Class A	69,066	64,662
Future Land Holdings Co. Ltd., Class A	55,200	196,829
Gemdale Corp., Class A	110,400	144,990
Greenland Holdings Corp. Ltd., Class A	197,800	174,979
Jinke Properties Group Co. Ltd., Class A	142,600	122,876
Poly Developments and Holdings Group Co. Ltd., Class A	280,600	506,912
RiseSun Real Estate Development Co. Ltd., Class A	105,800	120,443
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	36,800	46,695

Security	Shares	Value
Real Estate Management & Development (continued)
Xinhu Zhongbao Co. Ltd., Class A	211,600	$94,352
Youngor Group Co. Ltd., Class A	92,000	97,610
Zhejiang China Commodities City Group Co. Ltd., Class A	147,200	77,244
Zhongtian Financial Group Co. Ltd., Class A(b)	27,300	17,692

		3,116,869
Road & Rail — 0.8%
Daqin Railway Co. Ltd., Class A	358,800	414,631
Guangshen Railway Co. Ltd., Class A	110,000	48,891

		463,522
Semiconductors & Semiconductor Equipment — 0.6%
LONGi Green Energy Technology Co. Ltd., Class A	64,480	125,267
Sanan Optoelectronics Co. Ltd., Class A	101,200	204,005

		329,272
Software — 1.3%
Aisino Corp., Class A	46,000	154,989
Beijing Shiji Information Technology Co. Ltd., Class A	23,000	96,126
Hundsun Technologies Inc., Class A	13,800	92,459
Iflytek Co. Ltd., Class A	50,650	163,902
Shanghai 2345 Network Holding Group Co. Ltd., Class A	110,460	62,874
Yonyou Network Technology Co. Ltd., Class A	46,098	158,558

		728,908
Specialty Retail — 0.8%
China Grand Automotive Services Co. Ltd., Class A	128,810	76,274
Suning.com Co. Ltd., Class A	225,400	367,765

		444,039
Technology Hardware, Storage & Peripherals — 1.2%
BOE Technology Group Co. Ltd., Class A	800,403	315,584
Focus Media Information Technology Co. Ltd., Class A	294,460	253,310
Ninestar Corp., Class A	18,400	66,507

		635,401
Textiles, Apparel & Luxury Goods — 0.1%
HLA Corp. Ltd., Class A	55,200	61,257

Trading Companies & Distributors — 0.1%
Xiamen C & D Inc., Class A	69,000	74,494

Transportation Infrastructure — 0.7%
Ningbo Zhoushan Port Co. Ltd., Class A	151,800	81,834
Shanghai International Airport Co. Ltd., Class A	23,035	163,646
Shanghai International Port Group Co. Ltd., Class A	165,600	128,212

		373,692
Water Utilities — 0.1%
Beijing Capital Co. Ltd., Class A	115,000	53,257

Wireless Telecommunication Services — 1.1%
China United Network Communications Ltd., Class A	740,600	575,516

Total Common Stocks — 99.8% (Cost: $58,684,754)		54,721,981

Total Investments in Securities — 99.8% (Cost: $58,684,754)		54,721,981
Other Assets, Less Liabilities — 0.2%		104,635

Net Assets — 100.0%		$54,826,616

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

267

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI China A ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$54,548,178	$—	$173,803	$54,721,981

The following table includes a rollforward for the three months ended October 31, 2018 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Common Stocks
Balance at beginning of period	$285,873
Realized gain (loss) and change in unrealized appreciation/depreciation	(66,313)
Purchases	8,022
Sales	(123,908)
Transfers in(a)	97,479
Transfers out(a)	(27,350	)(c)

Balance at end of period	$173,803

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(46,490)

(a)	Represents the value as of the beginning of the reporting period.
(b)	Transfers in to Level 3 are due to the suspension of trading of equity securities. (c) Transfers out of Level 3 are due to resumption of trading of equity securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

268

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 6.8%
AGL Energy Ltd.	3,179,541	$40,562,987
Alumina Ltd.	11,775,189	21,281,442
Amcor Ltd./Australia	5,679,602	53,538,049
AMP Ltd.	14,110,291	24,701,647
APA Group	5,696,933	38,761,925
Aristocrat Leisure Ltd.	2,786,275	52,331,459
ASX Ltd.	924,099	38,753,690
Aurizon Holdings Ltd.	9,738,531	28,989,167
AusNet Services	8,286,076	10,042,412
Australia & New Zealand Banking Group Ltd.	14,046,084	258,137,305
Bank of Queensland Ltd.	1,859,692	12,719,245
Bendigo & Adelaide Bank Ltd.	2,251,149	16,321,981
BGP Holdings PLC(a)(b)	33,026,812	374
BHP Billiton Ltd.	15,607,587	356,303,003
BlueScope Steel Ltd.	2,674,092	27,234,920
Boral Ltd.	5,646,284	22,450,115
Brambles Ltd.	7,662,289	57,673,464
Caltex Australia Ltd.	1,258,886	25,214,569
Challenger Ltd./Australia	2,678,621	19,478,326
CIMIC Group Ltd.	480,898	16,118,153
Coca-Cola Amatil Ltd.	2,614,354	18,362,468
Cochlear Ltd.	283,063	35,626,253
Commonwealth Bank of Australia	8,518,663	417,983,138
Computershare Ltd.	2,234,634	31,311,658
Crown Resorts Ltd.	1,827,997	16,207,864
CSL Ltd.	2,192,210	292,100,969
Dexus	4,885,473	35,318,299
Domino’s Pizza Enterprises Ltd.(c)	296,638	11,355,178
Flight Centre Travel Group Ltd.	269,477	8,862,019
Fortescue Metals Group Ltd.	7,712,421	21,864,710
Goodman Group	7,835,443	57,643,972
GPT Group (The)	8,657,760	31,662,721
Harvey Norman Holdings Ltd.(c)	2,671,326	6,039,633
Healthscope Ltd.	8,462,892	12,655,935
Incitec Pivot Ltd.	8,010,414	22,141,782
Insurance Australia Group Ltd.	11,218,259	54,304,918
James Hardie Industries PLC	2,137,507	28,466,057
LendLease Group	2,792,938	34,839,102
Macquarie Group Ltd.	1,571,444	130,532,758
Medibank Pvt Ltd.	13,264,648	26,229,676
Mirvac Group	17,838,438	27,435,290
National Australia Bank Ltd.	13,185,764	235,597,749
Newcrest Mining Ltd.	3,721,867	54,366,558
Oil Search Ltd.	6,719,396	37,003,623
Orica Ltd.	1,825,019	22,196,151
Origin Energy Ltd.(b)	8,522,549	44,034,192
QBE Insurance Group Ltd.	6,603,475	52,980,001
Ramsay Health Care Ltd.	686,863	27,368,687
REA Group Ltd.	271,755	13,794,465
Rio Tinto Ltd.	2,001,821	108,395,585
Santos Ltd.	8,719,965	41,037,020
Scentre Group	25,735,839	72,596,285
Seek Ltd.	1,597,025	20,215,578
Sonic Healthcare Ltd.	1,923,533	30,742,500
South32 Ltd.	24,873,964	63,818,496
Stockland	11,794,815	30,178,061
Suncorp Group Ltd.	6,317,995	62,735,073
Sydney Airport	5,437,380	24,818,101

Security	Shares	Value
Australia (continued)
Tabcorp Holdings Ltd.	9,208,472	$30,152,445
Telstra Corp. Ltd.	20,218,647	44,136,287
TPG Telecom Ltd.(c)	1,757,206	8,929,658
Transurban Group	12,738,789	102,384,495
Treasury Wine Estates Ltd.	3,479,145	37,283,555
Vicinity Centres	15,814,941	29,703,419
Wesfarmers Ltd.	5,473,921	180,868,854
Westpac Banking Corp.	16,555,086	315,042,195
Woodside Petroleum Ltd.	4,563,209	112,710,957
Woolworths Group Ltd.	6,368,018	128,314,027

		4,372,962,650
Austria — 0.2%
ANDRITZ AG	354,415	18,375,831
Erste Group Bank AG	1,443,448	58,877,928
OMV AG	721,933	40,187,642
Raiffeisen Bank International AG	705,419	19,262,518
voestalpine AG	575,690	20,475,234

		157,179,153
Belgium — 1.0%
Ageas	897,646	44,964,988
Anheuser-Busch InBev SA/NV	3,699,168	273,023,909
Colruyt SA	288,489	16,775,087
Groupe Bruxelles Lambert SA	397,675	37,029,112
KBC Group NV	1,213,651	83,745,211
Proximus SADP	731,596	18,692,472
Solvay SA	360,071	41,063,011
Telenet Group Holding NV	254,695	12,374,398
UCB SA	614,551	51,652,772
Umicore SA	1,010,418	47,614,460

		626,935,420
Denmark — 1.6%
AP Moller — Maersk A/S, Class A	17,140	20,407,551
AP Moller — Maersk A/S, Class B, NVS	32,499	41,280,793
Carlsberg A/S, Class B	520,226	57,405,229
Chr Hansen Holding A/S	473,245	47,851,310
Coloplast A/S, Class B	575,003	53,704,321
Danske Bank A/S	3,600,467	69,087,279
DSV A/S	908,346	73,057,245
Genmab A/S(b)	297,549	40,777,593
H Lundbeck A/S	335,286	15,662,668
ISS A/S	795,857	26,179,268
Novo Nordisk A/S, Class B	8,792,621	380,430,046
Novozymes A/S, Class B	1,077,614	53,269,451
Orsted A/S(d)	915,277	58,171,735
Pandora A/S	538,279	33,687,909
Tryg A/S	562,890	13,609,138
Vestas Wind Systems A/S	988,021	61,984,825
William Demant Holding A/S(b)	536,846	17,675,553

		1,064,241,914
Finland — 1.2%
Elisa OYJ	685,343	27,294,942
Fortum OYJ	2,168,388	45,685,886
Kone OYJ, Class B	1,646,645	80,263,715
Metso OYJ	516,249	16,325,554
Neste OYJ	621,258	51,216,931
Nokia OYJ	27,316,315	154,753,681
Nokian Renkaat OYJ	567,042	18,041,025
Nordea Bank Abp	14,610,139	127,227,476
Orion OYJ, Class B	503,047	17,327,305

269

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Finland (continued)
Sampo OYJ, Class A	2,152,837	$99,180,751
Stora Enso OYJ, Class R	2,675,313	40,330,940
UPM-Kymmene OYJ	2,602,504	83,774,436
Wartsila OYJ Abp	2,166,820	36,961,745

		798,384,387
France — 10.9%
Accor SA, NVS	911,676	41,752,809
Aeroports de Paris, NVS	142,700	29,895,771
Air Liquide SA	2,068,681	250,799,216
Airbus SE	2,826,348	312,905,731
Alstom SA, NVS	750,416	32,862,489
Amundi SA(d)	300,434	17,898,578
Arkema SA, NVS	325,599	34,228,377
Atos SE	459,557	39,458,708
AXA SA, NVS	9,396,678	235,722,388
BioMerieux, NVS	198,558	15,163,385
BNP Paribas SA	5,418,225	283,197,465
Bollore SA, NVS	4,220,509	17,894,414
Bouygues SA, NVS	1,071,032	39,124,279
Bureau Veritas SA, NVS	1,262,936	28,547,831
Capgemini SE	775,889	94,945,027
Carrefour SA, NVS	2,817,371	54,746,585
Casino Guichard Perrachon SA, NVS(c)	268,069	11,845,682
Cie. de Saint-Gobain, NVS	2,416,460	91,010,080
Cie. Generale des Etablissements Michelin SCA, NVS	825,787	84,901,563
CNP Assurances, NVS	812,733	18,141,074
Covivio	163,570	16,448,295
Credit Agricole SA	5,456,067	70,029,626
Danone SA, NVS	2,980,981	211,370,141
Dassault Aviation SA, NVS	11,776	19,547,188
Dassault Systemes SE, NVS	628,123	78,891,328
Edenred, NVS	1,128,934	42,889,499
Eiffage SA, NVS	384,750	37,674,002
Electricite de France SA, NVS	2,830,014	47,072,093
Engie SA	8,869,424	118,332,817
EssilorLuxottica SA, NVS	1,009,268	138,083,731
Eurazeo SE, NVS	221,503	16,200,362
Eurofins Scientific SE, NVS	56,186	28,418,501
Eutelsat Communications SA	837,563	16,996,596
Faurecia SA, NVS	366,398	17,813,960
Gecina SA	219,953	32,323,527
Getlink, NVS	2,250,586	28,343,531
Hermes International, NVS	153,138	87,624,029
ICADE	169,696	14,401,320
Iliad SA, NVS(c)	126,560	14,662,521
Imerys SA, NVS	171,779	10,607,559
Ingenico Group SA, NVS	285,473	20,261,223
Ipsen SA, NVS	181,230	25,174,997
JCDecaux SA	350,253	11,532,577
Kering SA, NVS	366,848	163,602,568
Klepierre SA	1,018,265	34,612,338
Legrand SA	1,283,568	83,973,940
L’Oreal SA	1,222,091	275,414,753
LVMH Moet Hennessy Louis Vuitton SE, NVS	1,346,480	410,088,926
Natixis SA	4,470,803	26,169,101
Orange SA, NVS	9,637,764	150,915,276
Pernod Ricard SA, NVS	1,025,699	156,660,207
Peugeot SA, NVS	2,843,610	67,757,625
Publicis Groupe SA, NVS	1,003,951	58,286,840

Security	Shares	Value
France (continued)
Remy Cointreau SA, NVS	109,974	$13,071,168
Renault SA, NVS	930,325	69,644,667
Rexel SA	1,454,917	18,578,515
Safran SA, NVS	1,617,496	209,019,775
Sanofi, NVS	5,447,683	486,639,452
Schneider Electric SE, NVS	2,637,234	191,119,936
SCOR SE	792,576	36,702,397
SEB SA, NVS	107,938	15,495,295
SES SA	1,763,960	37,924,458
Societe BIC SA, NVS	130,665	12,525,022
Societe Generale SA, NVS	3,699,361	136,141,837
Sodexo SA, NVS	438,473	44,772,661
STMicroelectronics NV	3,314,657	50,401,096
Suez	1,796,245	26,020,472
Teleperformance, NVS	276,391	45,596,777
Thales SA, NVS	516,520	66,132,426
TOTAL SA, NVS	11,581,209	681,823,416
Ubisoft Entertainment SA, NVS(b)	381,733	34,385,529
Unibail-Rodamco-Westfield	493,789	89,674,635
Unibail-Rodamco-Westfield, New(b)	189,813	34,471,022
Valeo SA, NVS	1,156,389	37,407,522
Veolia Environnement SA, NVS	2,558,119	51,071,136
Vinci SA	2,464,815	220,292,697
Vivendi SA, NVS	5,025,968	121,524,266
Wendel SA, NVS	142,557	18,510,666

		7,016,169,292
Germany — 8.5%
1&1 Drillisch AG(c)	259,530	11,597,739
adidas AG	912,337	215,014,374
Allianz SE, Registered	2,138,915	446,989,694
Axel Springer SE	232,561	15,467,633
BASF SE	4,454,032	343,322,823
Bayer AG, Registered	4,519,577	347,094,894
Bayerische Motoren Werke AG	1,628,309	140,640,892
Beiersdorf AG	492,858	51,040,730
Brenntag AG	740,809	38,753,863
Commerzbank AG(b)	4,835,864	45,691,659
Continental AG	536,434	88,709,323
Covestro AG(d)	930,286	60,207,910
Daimler AG, Registered	4,424,003	262,460,482
Delivery Hero SE(b)(d)	436,957	17,645,146
Deutsche Bank AG, Registered	9,522,795	93,342,541
Deutsche Boerse AG	934,056	118,374,395
Deutsche Lufthansa AG, Registered	1,137,594	22,891,757
Deutsche Post AG, Registered	4,786,375	151,578,430
Deutsche Telekom AG, Registered	16,171,145	265,587,641
Deutsche Wohnen SE	1,711,620	78,427,319
E.ON SE	10,667,268	103,412,456
Evonik Industries AG	780,262	24,223,667
Fraport AG Frankfurt Airport Services Worldwide	200,545	15,519,632
Fresenius Medical Care AG & Co. KGaA	1,057,545	83,062,745
Fresenius SE & Co. KGaA	2,025,935	129,189,872
GEA Group AG	886,345	26,974,766
Hannover Rueck SE	291,465	39,332,092
HeidelbergCement AG	730,883	49,687,596
Henkel AG & Co. KGaA	500,439	49,104,117
HOCHTIEF AG	94,591	14,040,093
HUGO BOSS AG	307,469	22,010,496
Infineon Technologies AG	5,461,041	109,582,920
Innogy SE(b)	686,108	28,623,658

270

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
K+S AG, Registered(c)	913,741	$17,051,618
KION Group AG	341,386	19,997,934
LANXESS AG	423,222	26,259,143
MAN SE	176,057	18,352,279
Merck KGaA	630,684	67,615,090
METRO AG	866,452	13,057,049
MTU Aero Engines AG	254,149	54,079,524
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	727,768	156,632,228
OSRAM Licht AG	480,300	19,493,375
ProSiebenSat.1 Media SE	1,123,318	25,990,063
Puma SE	40,878	21,027,825
QIAGEN NV(b)	1,097,947	39,895,986
RTL Group SA	191,327	12,291,594
RWE AG	2,507,959	48,933,068
SAP SE	4,761,118	510,651,152
Siemens AG, Registered	3,710,819	427,685,960
Siemens Healthineers AG(b)(d)	727,484	30,160,235
Symrise AG	592,556	49,790,672
Telefonica Deutschland Holding AG	3,662,209	14,253,409
thyssenkrupp AG	2,117,374	44,563,087
TUI AG	2,099,592	34,848,957
Uniper SE	971,514	28,080,730
United Internet AG, Registered	600,909	24,905,845
Volkswagen AG	155,834	25,743,561
Vonovia SE	2,346,865	107,481,393
Wirecard AG	568,087	106,463,129
Zalando SE(b)(c)(d)	538,709	20,875,131

		5,475,783,392
Hong Kong — 3.4%
AIA Group Ltd.	58,715,200	444,517,070
ASM Pacific Technology Ltd.	1,387,900	11,985,717
Bank of East Asia Ltd. (The)	5,869,040	19,015,947
BOC Hong Kong Holdings Ltd.	17,944,000	67,066,255
CK Asset Holdings Ltd.	12,652,184	82,148,655
CK Hutchison Holdings Ltd.	12,863,184	129,544,146
CK Infrastructure Holdings Ltd.	3,182,292	23,260,113
CLP Holdings Ltd.	8,099,500	90,816,395
Dairy Farm International Holdings Ltd.(c)	1,213,100	10,954,293
Galaxy Entertainment Group Ltd.	11,519,000	62,301,401
Hang Lung Group Ltd.	4,883,000	12,009,113
Hang Lung Properties Ltd.	10,300,000	18,657,040
Hang Seng Bank Ltd.	3,681,900	86,230,686
Henderson Land Development Co. Ltd.	6,646,604	30,946,379
HK Electric Investments & HK Electric Investments Ltd.	12,557,500	11,949,760
HKT Trust & HKT Ltd.	17,726,440	24,420,944
Hong Kong & China Gas Co. Ltd.	43,494,131	83,000,255
Hong Kong Exchanges & Clearing Ltd.	5,834,600	154,807,358
Hongkong Land Holdings Ltd.	5,753,800	34,062,496
Hysan Development Co. Ltd.	3,149,797	14,765,803
Jardine Matheson Holdings Ltd.	1,028,500	59,354,735
Jardine Strategic Holdings Ltd.	1,194,100	40,002,350
Kerry Properties Ltd.	3,000,000	9,433,120
Li & Fung Ltd.(c)	28,454,400	5,625,982
Link REIT	10,398,258	92,185,490
Melco Resorts & Entertainment Ltd., ADR	1,243,781	20,684,078
MGM China Holdings Ltd.(c)	4,540,000	6,416,716
Minth Group Ltd.(c)	3,452,000	11,184,631
MTR Corp. Ltd.	7,165,500	34,733,398

Security	Shares	Value
Hong Kong (continued)
New World Development Co. Ltd.	28,922,132	$36,671,938
NWS Holdings Ltd.	6,882,000	13,624,594
PCCW Ltd.	20,128,000	11,040,437
Power Assets Holdings Ltd.	6,648,000	44,394,061
Sands China Ltd.	11,546,800	45,513,192
Shangri-La Asia Ltd.	6,554,666	8,946,466
Sino Land Co. Ltd.	13,972,000	21,922,035
SJM Holdings Ltd.	9,607,000	7,757,266
Sun Hung Kai Properties Ltd.	7,716,000	100,295,992
Swire Pacific Ltd., Class A	2,577,000	26,741,709
Swire Properties Ltd.	5,679,855	19,381,091
Techtronic Industries Co. Ltd.	6,626,533	31,021,986
WH Group Ltd.(d)	42,784,500	29,962,357
Wharf Holdings Ltd. (The)	5,782,912	14,428,880
Wharf Real Estate Investment Co. Ltd.	5,837,912	36,154,633
Wheelock & Co. Ltd.	3,516,000	18,769,880
Wynn Macau Ltd.	7,417,600	15,309,433
Yue Yuen Industrial Holdings Ltd.	3,479,500	9,520,534

		2,183,536,810
Ireland — 0.5%
AIB Group PLC	3,895,605	18,856,237
Bank of Ireland Group PLC	4,472,223	31,746,321
CRH PLC	4,016,561	120,281,934
Irish Bank Resolution Corp. Ltd.(a)(b)	3,570,811	40
Kerry Group PLC, Class A	765,495	78,494,605
Paddy Power Betfair PLC	403,049	34,798,593
Ryanair Holdings PLC(b)	173,066	2,341,342
Ryanair Holdings PLC, ADR, NVS(b)(c)	57,891	4,793,375
Smurfit Kappa Group PLC	1,048,485	34,190,219

		325,502,666
Israel — 0.5%
Azrieli Group Ltd.	199,916	9,699,863
Bank Hapoalim BM	5,084,585	34,423,605
Bank Leumi Le-Israel BM	7,214,945	45,008,603
Bezeq The Israeli Telecommunication Corp. Ltd.	9,847,632	11,318,083
Check Point Software Technologies Ltd.(b)(c)	629,532	69,878,052
Elbit Systems Ltd.	111,148	13,288,072
Israel Chemicals Ltd.	3,393,722	19,566,191
Mizrahi Tefahot Bank Ltd.	653,845	11,010,425
Nice Ltd.(b)	298,945	31,675,866
Teva Pharmaceutical Industries Ltd., ADR, NVS	4,694,379	93,793,692

		339,662,452
Italy — 2.2%
Assicurazioni Generali SpA	5,675,373	91,827,231
Atlantia SpA	2,397,784	48,250,508
CNH Industrial NV	4,938,911	51,405,136
Davide Campari-Milano SpA, NVS	2,833,360	21,814,240
Enel SpA	39,531,647	194,125,544
Eni SpA	12,331,659	219,450,195
Ferrari NV	597,275	70,042,809
Fiat Chrysler Automobiles NV(b)	5,213,766	79,455,267
Intesa Sanpaolo SpA	71,798,604	158,879,226
Leonardo SpA(c)	1,948,327	21,170,413
Luxottica Group SpA	821,351	51,668,650
Mediobanca Banca di Credito Finanziario SpA	2,988,717	26,251,095
Moncler SpA	854,928	29,738,344
Pirelli & C SpA(b)(c)(d)	1,814,473	13,350,935
Poste Italiane SpA(d)	2,578,136	18,549,338
Prysmian SpA	1,146,696	22,295,358

271

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Italy (continued)
Recordati SpA	505,254	$17,128,535
Snam SpA	10,957,494	45,365,809
Telecom Italia SpA/Milano(b)	55,523,277	32,663,194
Tenaris SA	2,277,345	33,892,826
Terna Rete Elettrica Nazionale SpA	6,821,720	35,284,465
UniCredit SpA	9,702,809	124,405,417

		1,407,014,535
Japan — 24.4%
ABC-Mart Inc.	167,600	9,801,604
Acom Co. Ltd.	1,990,670	7,355,539
Aeon Co. Ltd.	2,975,100	68,277,958
AEON Financial Service Co. Ltd.	514,290	10,098,504
Aeon Mall Co. Ltd.	508,410	9,410,912
AGC Inc./Japan	940,400	30,914,749
Air Water Inc.	685,600	11,123,420
Aisin Seiki Co. Ltd.	844,500	33,187,342
Ajinomoto Co. Inc.	2,164,100	35,024,843
Alfresa Holdings Corp.	867,800	23,183,882
Alps Electric Co. Ltd.	901,500	21,408,179
Amada Holdings Co. Ltd.	1,557,200	14,681,324
ANA Holdings Inc.	545,700	18,350,374
Aozora Bank Ltd.	514,300	17,750,197
Asahi Group Holdings Ltd.	1,766,300	77,754,450
Asahi Kasei Corp.	6,060,100	72,868,333
Asics Corp.	748,500	10,877,143
Astellas Pharma Inc.	9,115,850	141,113,730
Bandai Namco Holdings Inc.	950,200	33,804,909
Bank of Kyoto Ltd. (The)	302,300	13,634,372
Benesse Holdings Inc.	344,200	9,592,034
Bridgestone Corp.	2,935,000	113,467,768
Brother Industries Ltd.	1,115,900	20,477,860
Calbee Inc.	366,300	12,171,592
Canon Inc.	4,799,200	137,016,724
Casio Computer Co. Ltd.	1,023,700	15,465,939
Central Japan Railway Co.	686,000	131,601,613
Chiba Bank Ltd. (The)	3,280,700	20,814,153
Chubu Electric Power Co. Inc.	3,038,500	43,845,618
Chugai Pharmaceutical Co. Ltd.	1,065,700	62,607,691
Chugoku Electric Power Co. Inc. (The)	1,331,900	17,136,315
Coca-Cola Bottlers Japan Holdings Inc.	612,900	16,048,199
Concordia Financial Group Ltd.	5,672,000	26,034,256
Credit Saison Co. Ltd.	694,500	11,058,584
CyberAgent Inc.	514,500	21,837,358
CYBERDYNE Inc.(b)(c)	521,100	3,684,709
Dai Nippon Printing Co. Ltd.	1,199,800	26,950,450
Daicel Corp.	1,360,800	14,409,251
Daifuku Co. Ltd.	507,400	21,850,729
Dai-ichi Life Holdings Inc.	5,105,352	96,628,699
Daiichi Sankyo Co. Ltd.	2,706,395	103,454,770
Daikin Industries Ltd.	1,200,300	139,594,502
Daito Trust Construction Co. Ltd.	343,200	45,311,949
Daiwa House Industry Co. Ltd.	2,714,500	81,996,637
Daiwa House REIT Investment Corp.	7,194	15,745,142
Daiwa Securities Group Inc.	7,698,300	44,127,688
DeNA Co. Ltd.	474,700	7,924,636
Denso Corp.	2,084,800	93,289,974
Dentsu Inc.	1,028,600	47,759,195
Disco Corp.	158,900	25,301,785
Don Quijote Holdings Co. Ltd.	547,600	32,801,170
East Japan Railway Co.	1,509,500	132,083,758

Security	Shares	Value
Japan (continued)
Eisai Co. Ltd.	1,228,800	$102,469,867
Electric Power Development Co. Ltd.	685,600	18,680,785
FamilyMart UNY Holdings Co. Ltd.	343,200	39,898,844
FANUC Corp.	948,600	165,882,070
Fast Retailing Co. Ltd.	286,200	144,729,378
Fuji Electric Co. Ltd.	556,400	17,058,562
FUJIFILM Holdings Corp.	1,850,900	80,248,582
Fujitsu Ltd.	958,400	58,274,253
Fukuoka Financial Group Inc.	759,200	18,715,116
Hakuhodo DY Holdings Inc.	1,112,320	18,588,769
Hamamatsu Photonics KK	686,800	23,003,890
Hankyu Hanshin Holdings Inc.	1,118,500	36,868,725
Hikari Tsushin Inc.	122,600	21,422,817
Hino Motors Ltd.	1,199,800	11,535,005
Hirose Electric Co. Ltd.	171,848	16,338,922
Hisamitsu Pharmaceutical Co. Inc.	327,700	18,496,735
Hitachi Chemical Co. Ltd.	471,400	7,439,311
Hitachi Construction Machinery Co. Ltd.	514,200	13,714,430
Hitachi High-Technologies Corp.	332,200	12,525,019
Hitachi Ltd.	4,626,100	141,912,704
Hitachi Metals Ltd.	1,044,600	12,329,159
Honda Motor Co. Ltd.	7,830,200	224,869,773
Hoshizaki Corp.	219,000	17,678,348
Hoya Corp.	1,843,700	104,784,828
Hulic Co. Ltd.	1,427,200	13,088,937
Idemitsu Kosan Co. Ltd.	661,100	30,168,491
IHI Corp.	697,500	25,525,453
Iida Group Holdings Co. Ltd.	706,080	12,850,900
Inpex Corp.	4,887,243	56,275,506
Isetan Mitsukoshi Holdings Ltd.	1,542,600	18,056,573
Isuzu Motors Ltd.	2,662,600	34,964,983
ITOCHU Corp.	6,783,600	125,928,333
J Front Retailing Co. Ltd.	1,108,800	14,550,820
Japan Airlines Co. Ltd.	548,200	19,512,821
Japan Airport Terminal Co. Ltd.	189,900	7,302,875
Japan Exchange Group Inc.	2,510,800	45,074,483
Japan Post Bank Co. Ltd.	1,800,100	21,006,882
Japan Post Holdings Co. Ltd.	7,713,300	91,584,972
Japan Prime Realty Investment Corp.	3,571	12,751,876
Japan Real Estate Investment Corp.	6,667	34,382,119
Japan Retail Fund Investment Corp.	11,998	22,155,715
Japan Tobacco Inc.	5,283,800	136,080,499
JFE Holdings Inc.	2,488,875	46,996,523
JGC Corp.	1,028,700	19,971,483
JSR Corp.	931,100	13,910,191
JTEKT Corp.	1,037,300	12,950,739
JXTG Holdings Inc.	15,776,950	107,532,940
Kajima Corp.	2,094,100	27,017,054
Kakaku.com Inc.	648,300	11,759,072
Kamigumi Co. Ltd.	514,200	10,634,379
Kaneka Corp.	231,700	9,690,523
Kansai Electric Power Co. Inc. (The)	3,407,600	52,251,578
Kansai Paint Co. Ltd.	1,029,400	15,241,925
Kao Corp.	2,396,200	159,902,372
Kawasaki Heavy Industries Ltd.	664,400	15,771,810
KDDI Corp.	8,570,000	213,727,925
Keihan Holdings Co. Ltd.	397,600	15,078,889
Keikyu Corp.	1,188,800	17,602,098
Keio Corp.	515,400	27,995,233
Keisei Electric Railway Co. Ltd.	688,500	21,200,102

272

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Keyence Corp.	473,146	$231,845,942
Kikkoman Corp.	686,100	37,753,586
Kintetsu Group Holdings Co. Ltd.	852,200	32,697,054
Kirin Holdings Co. Ltd.	3,966,300	94,839,046
Kobayashi Pharmaceutical Co. Ltd.	172,600	11,317,531
Kobe Steel Ltd.	1,433,400	11,532,738
Koito Manufacturing Co. Ltd.	514,800	24,541,438
Komatsu Ltd.	4,420,700	115,340,491
Konami Holdings Corp.	469,100	17,915,210
Konica Minolta Inc.	2,198,000	21,832,954
Kose Corp.	148,700	22,228,249
Kubota Corp.	4,716,600	74,475,931
Kuraray Co. Ltd.	1,693,400	23,332,923
Kurita Water Industries Ltd.	476,100	11,740,608
Kyocera Corp.	1,542,900	83,915,823
Kyowa Hakko Kirin Co. Ltd.	1,269,400	24,689,495
Kyushu Electric Power Co. Inc.	1,987,800	23,144,470
Kyushu Railway Co.	699,600	21,448,903
Lawson Inc.	279,900	17,708,440
LINE Corp.(b)(c)	345,500	10,959,993
Lion Corp.	1,051,700	19,756,360
LIXIL Group Corp.	1,246,080	19,653,736
M3 Inc.	2,063,000	33,233,211
Mabuchi Motor Co. Ltd.	247,200	8,805,494
Makita Corp.	1,122,300	38,833,738
Marubeni Corp.	8,024,900	65,156,314
Marui Group Co. Ltd.	1,005,600	21,652,634
Maruichi Steel Tube Ltd.	191,200	5,523,123
Mazda Motor Corp.	2,600,500	28,204,439
McDonald’s Holdings Co. Japan Ltd.	341,100	15,021,638
Mebuki Financial Group Inc.	5,000,390	15,286,293
Medipal Holdings Corp.	950,700	20,411,556
MEIJI Holdings Co. Ltd.	560,504	37,249,391
MINEBEA MITSUMI Inc.	1,782,200	27,272,690
MISUMI Group Inc.	1,336,600	26,837,407
Mitsubishi Chemical Holdings Corp.	6,097,000	47,601,495
Mitsubishi Corp.	6,493,900	182,983,492
Mitsubishi Electric Corp.	8,791,900	111,675,944
Mitsubishi Estate Co. Ltd.	5,698,400	91,165,311
Mitsubishi Gas Chemical Co. Inc.	838,000	14,115,795
Mitsubishi Heavy Industries Ltd.	1,505,300	53,206,696
Mitsubishi Materials Corp.	526,300	14,596,775
Mitsubishi Motors Corp.	3,220,500	20,289,535
Mitsubishi Tanabe Pharma Corp.	1,084,600	16,030,418
Mitsubishi UFJ Financial Group Inc.	57,624,080	349,660,804
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,047,500	10,540,937
Mitsui & Co. Ltd.	8,124,200	135,733,278
Mitsui Chemicals Inc.	857,000	19,250,321
Mitsui Fudosan Co. Ltd.	4,257,400	95,971,163
Mitsui OSK Lines Ltd.	528,100	12,887,222
Mizuho Financial Group Inc.	117,865,160	202,612,565
MS&AD Insurance Group Holdings Inc.	2,283,788	68,925,452
Murata Manufacturing Co. Ltd.	857,000	130,347,836
Nabtesco Corp.	521,900	11,505,801
Nagoya Railroad Co. Ltd.	946,000	22,850,525
NEC Corp.	1,379,000	39,590,271
Nexon Co. Ltd.(b)	2,115,500	24,106,446
NGK Insulators Ltd.	1,305,700	18,361,135
NGK Spark Plug Co. Ltd.	802,800	16,304,263
NH Foods Ltd.	434,300	15,008,374

Security	Shares	Value
Japan (continued)
Nidec Corp.	1,091,600	$140,155,811
Nikon Corp.	1,549,600	27,008,668
Nintendo Co. Ltd.	536,800	167,240,158
Nippon Building Fund Inc.	6,858	39,195,516
Nippon Electric Glass Co. Ltd.	379,500	9,580,395
Nippon Express Co. Ltd.	414,100	26,235,568
Nippon Paint Holdings Co. Ltd.(c)	748,100	23,433,020
Nippon Prologis REIT Inc.	8,612	17,368,226
Nippon Steel & Sumitomo Metal Corp.	3,624,535	67,027,642
Nippon Telegraph & Telephone Corp.	3,328,900	140,111,426
Nippon Yusen KK	700,200	11,323,069
Nissan Chemical Corp.	631,300	29,871,446
Nissan Motor Co. Ltd.	11,182,300	101,810,405
Nisshin Seifun Group Inc.	1,016,297	20,271,007
Nissin Foods Holdings Co. Ltd.	333,200	21,523,442
Nitori Holdings Co. Ltd.	372,900	48,687,976
Nitto Denko Corp.	778,500	48,825,688
NOK Corp.	444,000	6,389,225
Nomura Holdings Inc.	17,311,600	83,984,768
Nomura Real Estate Holdings Inc.	569,100	10,685,596
Nomura Real Estate Master Fund Inc.	18,304	23,728,459
Nomura Research Institute Ltd.	586,657	25,991,626
NSK Ltd.	1,886,300	18,686,663
NTT Data Corp.	3,000,155	38,706,532
NTT DOCOMO Inc.	6,513,217	164,165,041
Obayashi Corp.	3,020,800	26,686,789
Obic Co. Ltd.	333,400	30,369,518
Odakyu Electric Railway Co. Ltd.	1,489,300	31,487,039
Oji Holdings Corp.	4,131,000	29,430,012
Olympus Corp.	1,401,900	46,831,447
Omron Corp.	931,000	37,782,819
Ono Pharmaceutical Co. Ltd.	1,827,100	41,640,168
Oracle Corp. Japan	172,600	11,715,174
Oriental Land Co. Ltd./Japan	980,800	92,252,820
ORIX Corp.	6,298,000	102,739,072
Osaka Gas Co. Ltd.	1,755,800	32,220,653
Otsuka Corp.	486,200	16,155,686
Otsuka Holdings Co. Ltd.	1,886,300	90,391,302
Panasonic Corp.	10,703,068	118,501,471
Park24 Co. Ltd.	525,600	13,836,849
Persol Holdings Co. Ltd.	857,300	16,317,225
Pola Orbis Holdings Inc.	447,500	11,975,101
Rakuten Inc.	4,491,800	30,408,358
Recruit Holdings Co. Ltd.	5,359,200	144,219,489
Renesas Electronics Corp.(b)	3,942,200	20,889,066
Resona Holdings Inc.	10,180,600	53,674,689
Ricoh Co. Ltd.	3,346,900	33,482,345
Rinnai Corp.	168,400	12,265,722
Rohm Co. Ltd.	482,700	33,960,728
Ryohin Keikaku Co. Ltd.	127,500	33,678,393
Sankyo Co. Ltd.	248,700	9,486,983
Santen Pharmaceutical Co. Ltd.	1,728,200	25,650,038
SBI Holdings Inc./Japan	1,049,380	27,532,800
Secom Co. Ltd.	1,015,900	83,275,804
Sega Sammy Holdings Inc.	865,538	11,143,739
Seibu Holdings Inc.	1,075,500	19,507,762
Seiko Epson Corp.	1,377,300	22,260,380
Sekisui Chemical Co. Ltd.	1,979,900	31,105,070
Sekisui House Ltd.	2,817,900	41,498,824
Seven & i Holdings Co. Ltd.	3,634,380	157,574,067

273

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Seven Bank Ltd.	3,003,500	$9,394,670
SG Holdings Co. Ltd.	360,200	9,077,212
Sharp Corp./Japan(c)	750,700	11,514,436
Shimadzu Corp.	1,174,100	29,681,514
Shimamura Co. Ltd.	118,200	9,939,462
Shimano Inc.	364,300	49,840,875
Shimizu Corp.	2,599,800	21,101,562
Shin-Etsu Chemical Co. Ltd.	1,746,000	146,496,602
Shinsei Bank Ltd.	810,600	12,361,372
Shionogi & Co. Ltd.	1,369,900	87,786,246
Shiseido Co. Ltd.	1,849,700	116,975,844
Shizuoka Bank Ltd. (The)	2,503,800	21,986,317
Showa Denko KK	685,600	29,950,007
Showa Shell Sekiyu KK	983,800	18,969,020
SMC Corp./Japan	278,000	89,049,665
SoftBank Group Corp.	3,969,600	318,257,417
Sohgo Security Services Co. Ltd.	356,100	15,871,543
Sompo Holdings Inc.	1,614,950	66,970,591
Sony Corp.	6,137,200	333,901,094
Sony Financial Holdings Inc.	787,600	18,319,525
Stanley Electric Co. Ltd.	693,900	20,567,059
Subaru Corp.	2,962,100	80,131,951
SUMCO Corp.	1,206,400	16,312,670
Sumitomo Chemical Co. Ltd.	7,353,400	36,879,397
Sumitomo Corp.	5,396,400	81,934,619
Sumitomo Dainippon Pharma Co. Ltd.	757,600	15,856,198
Sumitomo Electric Industries Ltd.	3,626,800	49,554,965
Sumitomo Heavy Industries Ltd.	514,200	16,243,170
Sumitomo Metal Mining Co. Ltd.	1,125,900	35,516,406
Sumitomo Mitsui Financial Group Inc.	6,483,500	253,583,528
Sumitomo Mitsui Trust Holdings Inc.	1,561,560	62,182,895
Sumitomo Realty & Development Co. Ltd.	1,727,000	59,420,859
Sumitomo Rubber Industries Ltd.	788,900	11,359,377
Sundrug Co. Ltd.	343,900	12,493,820
Suntory Beverage & Food Ltd.	656,700	26,796,363
Suzuken Co. Ltd./Aichi Japan	346,224	17,548,193
Suzuki Motor Corp.	1,677,200	83,967,746
Sysmex Corp.	753,800	52,927,307
T&D Holdings Inc.	2,608,100	42,037,428
Taiheiyo Cement Corp.	620,300	18,330,606
Taisei Corp.	990,300	42,427,013
Taisho Pharmaceutical Holdings Co. Ltd.	172,100	18,360,587
Taiyo Nippon Sanso Corp.	673,400	10,841,946
Takashimaya Co. Ltd.	823,900	12,994,923
Takeda Pharmaceutical Co. Ltd.	3,464,600	140,297,036
TDK Corp.	582,400	50,315,892
Teijin Ltd.	942,800	16,374,002
Terumo Corp.	1,412,600	76,228,204
THK Co. Ltd.	548,300	12,150,975
Tobu Railway Co. Ltd.	946,600	26,295,609
Toho Co. Ltd./Tokyo	523,100	17,080,533
Toho Gas Co. Ltd.	342,800	11,846,352
Tohoku Electric Power Co. Inc.	2,077,600	26,288,714
Tokio Marine Holdings Inc.	3,241,500	153,551,540
Tokyo Century Corp.	172,600	9,252,847
Tokyo Electric Power Co. Holdings Inc.(b)	7,102,400	36,375,767
Tokyo Electron Ltd.	755,600	105,016,047
Tokyo Gas Co. Ltd.	1,880,600	46,342,197
Tokyo Tatemono Co. Ltd.	991,800	10,695,322
Tokyu Corp.	2,577,100	42,542,531

Security	Shares	Value
Japan (continued)
Tokyu Fudosan Holdings Corp.	2,398,500	$13,516,867
Toppan Printing Co. Ltd.	1,370,000	19,411,014
Toray Industries Inc.	6,628,000	47,095,771
Toshiba Corp.(b)	3,124,900	93,590,554
Tosoh Corp.	1,342,300	17,757,777
TOTO Ltd.	695,800	24,970,006
Toyo Seikan Group Holdings Ltd.	709,600	14,530,908
Toyo Suisan Kaisha Ltd.	372,300	12,832,812
Toyoda Gosei Co. Ltd.	272,300	5,875,243
Toyota Industries Corp.	761,000	37,424,571
Toyota Motor Corp.	11,048,964	647,635,434
Toyota Tsusho Corp.	1,028,400	37,224,881
Trend Micro Inc./Japan	534,400	30,874,024
Tsuruha Holdings Inc.	171,900	17,912,755
Unicharm Corp.	1,975,100	53,763,743
United Urban Investment Corp.	15,034	22,899,691
USS Co. Ltd.	1,035,680	18,693,723
West Japan Railway Co.	781,900	52,496,179
Yahoo Japan Corp.	14,054,822	44,211,261
Yakult Honsha Co. Ltd.	537,600	38,156,714
Yamada Denki Co. Ltd.(c)	3,127,150	14,741,427
Yamaguchi Financial Group Inc.	1,228,500	12,986,580
Yamaha Corp.	685,600	30,223,384
Yamaha Motor Co. Ltd.	1,334,200	31,695,452
Yamato Holdings Co. Ltd.	1,483,500	40,618,626
Yamazaki Baking Co. Ltd.	657,300	11,858,250
Yaskawa Electric Corp.	1,144,500	33,111,448
Yokogawa Electric Corp.	1,102,900	21,705,205
Yokohama Rubber Co. Ltd. (The)	607,400	11,797,624
ZOZO Inc.	963,000	23,201,427

		15,735,291,875
Netherlands — 3.4%
ABN AMRO Group NV, CVA(d)	2,042,572	50,221,072
Aegon NV	8,667,706	53,308,060
AerCap Holdings NV(b)(c)	650,423	32,573,184
Akzo Nobel NV	1,231,596	103,654,709
ArcelorMittal	3,227,470	80,597,705
ASML Holding NV	1,980,335	338,636,939
EXOR NV	526,856	29,871,574
Heineken Holding NV	556,867	48,268,276
Heineken NV	1,278,036	115,267,009
ING Groep NV	18,859,729	223,947,182
Koninklijke Ahold Delhaize NV	6,044,918	138,559,136
Koninklijke DSM NV	880,796	77,224,113
Koninklijke KPN NV	16,413,019	43,442,037
Koninklijke Philips NV	4,554,479	169,882,014
Koninklijke Vopak NV	336,103	15,232,853
NN Group NV	1,476,599	63,576,269
NXP Semiconductors NV	1,660,543	124,524,120
Randstad NV	577,217	29,136,387
Unilever NV, CVA	7,461,463	401,786,172
Wolters Kluwer NV	1,410,931	80,188,516

		2,219,897,327
New Zealand — 0.2%
a2 Milk Co. Ltd.(b)(c)	3,533,167	24,040,580
Auckland International Airport Ltd.	4,497,608	20,529,191
Fisher & Paykel Healthcare Corp. Ltd.	2,713,885	24,101,463
Fletcher Building Ltd.(b)	4,134,716	16,307,812
Meridian Energy Ltd.	5,969,968	12,221,446

274

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
New Zealand (continued)
Ryman Healthcare Ltd.	1,817,210	$14,358,317
Spark New Zealand Ltd.	8,762,262	22,600,934

		134,159,743
Norway — 0.8%
Aker BP ASA	522,596	17,285,253
DNB ASA	4,712,935	85,539,859
Equinor ASA	5,653,471	147,509,050
Gjensidige Forsikring ASA	976,238	15,169,237
Marine Harvest ASA	2,170,031	52,669,715
Norsk Hydro ASA	6,513,477	33,912,130
Orkla ASA	3,929,717	34,009,437
Schibsted ASA, Class B	464,699	14,762,090
Telenor ASA	3,637,640	66,932,109
Yara International ASA(c)	855,734	36,927,611

		504,716,491
Portugal — 0.2%
EDP — Energias de Portugal SA	12,423,828	43,694,424
Galp Energia SGPS SA	2,429,686	42,381,733
Jeronimo Martins SGPS SA	1,231,081	15,148,350

		101,224,507
Singapore — 1.3%
Ascendas REIT	12,441,756	22,640,977
CapitaLand Commercial Trust	11,998,352	14,989,276
CapitaLand Ltd.	12,351,900	28,007,630
CapitaLand Mall Trust	12,273,600	18,701,109
City Developments Ltd.	2,013,700	11,502,287
ComfortDelGro Corp. Ltd.	10,434,700	16,954,127
DBS Group Holdings Ltd.	8,616,400	145,971,074
Genting Singapore Ltd.	29,926,000	19,017,100
Golden Agri-Resources Ltd.	32,283,194	5,944,696
Jardine Cycle & Carriage Ltd.	499,154	10,910,884
Keppel Corp. Ltd.	6,924,200	31,000,895
Oversea-Chinese Banking Corp. Ltd.	15,679,498	121,604,426
SATS Ltd.	3,291,500	11,836,850
Sembcorp Industries Ltd.	4,679,300	9,528,904
Singapore Airlines Ltd.	2,710,600	18,556,100
Singapore Exchange Ltd.	3,772,000	18,631,196
Singapore Press Holdings Ltd.(c)	6,794,750	13,002,663
Singapore Technologies Engineering Ltd.	7,557,400	19,373,751
Singapore Telecommunications Ltd.	40,962,085	93,472,118
Suntec REIT	11,528,400	14,735,173
United Overseas Bank Ltd.	6,774,700	119,271,509
UOL Group Ltd.	2,291,000	9,975,975
Venture Corp. Ltd.	1,225,300	13,555,456
Wilmar International Ltd.	8,977,500	20,485,919
Yangzijiang Shipbuilding Holdings Ltd.	11,998,600	10,743,980

		820,414,075
Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	1,253,321	47,018,673
Aena SME SA(d)	331,098	52,952,481
Amadeus IT Group SA	2,125,956	171,459,332
Banco Bilbao Vizcaya Argentaria SA	32,255,245	178,531,060
Banco de Sabadell SA	26,864,775	35,461,574
Banco Santander SA	78,127,006	371,348,794
Bankia SA	5,930,751	18,674,419
Bankinter SA	3,278,573	26,909,905
CaixaBank SA	17,320,853	70,278,497
Enagas SA	1,074,479	28,536,743
Endesa SA	1,538,936	32,223,403

Security	Shares	Value
Spain (continued)
Ferrovial SA	2,363,612	$47,402,181
Grifols SA	1,445,395	41,253,765
Iberdrola SA	29,097,028	206,250,136
Industria de Diseno Textil SA	5,276,228	149,037,207
International Consolidated Airlines Group SA	3,203,460	24,754,408
Mapfre SA	5,198,172	15,572,594
Naturgy Energy Group SA	1,700,811	41,856,677
Red Electrica Corp. SA	2,209,063	45,804,491
Repsol SA	6,619,393	118,689,078
Siemens Gamesa Renewable Energy SA(b)(c)	1,152,952	12,791,795
Telefonica SA	22,686,512	186,052,358

		1,922,859,571
Sweden — 2.5%
Alfa Laval AB	1,420,823	36,330,113
Assa Abloy AB, Class B	4,885,939	97,561,612
Atlas Copco AB, Class A	3,255,138	80,704,429
Atlas Copco AB, Class B	1,893,188	43,447,398
Boliden AB	1,322,951	30,273,992
Electrolux AB, Series B	1,178,694	24,528,989
Epiroc AB, Class A(b)	3,302,375	29,035,839
Epiroc AB, Class B(b)	1,907,995	15,746,694
Essity AB, Class B	2,936,083	67,108,082
Hennes & Mauritz AB, Class B	4,244,790	75,117,601
Hexagon AB, Class B	1,247,781	61,244,303
Husqvarna AB, Class B	2,012,018	15,216,110
ICA Gruppen AB(c)	388,272	13,759,894
Industrivarden AB, Class C	763,701	15,892,855
Investor AB, Class B	2,215,808	96,175,042
Kinnevik AB, Class B	1,121,064	31,143,052
L E Lundbergforetagen AB, Class B	357,697	11,052,183
Lundin Petroleum AB	906,964	27,725,827
Millicom International Cellular SA, SDR	320,087	18,106,172
Sandvik AB	5,488,546	87,014,926
Securitas AB, Class B	1,481,619	25,442,859
Skandinaviska Enskilda Banken AB, Class A	7,849,433	81,382,570
Skanska AB, Class B	1,673,691	26,378,895
SKF AB, Class B	1,851,937	29,785,960
Svenska Handelsbanken AB, Class A	7,391,600	80,501,533
Swedbank AB, Class A	4,378,060	98,725,141
Swedish Match AB	875,927	44,689,077
Tele2 AB, Class B	1,748,073	19,891,199
Telefonaktiebolaget LM Ericsson, Class B	14,897,151	130,036,512
Telia Co. AB	13,722,844	61,950,014
Volvo AB, Class B	7,609,107	113,890,591

		1,589,859,464
Switzerland — 8.7%
ABB Ltd., Registered	8,931,310	180,242,164
Adecco Group AG, Registered	786,367	38,571,774
Baloise Holding AG, Registered	230,642	33,063,502
Barry Callebaut AG, Registered	10,651	20,848,811
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,144	35,541,107
Chocoladefabriken Lindt & Spruengli AG, Registered	494	39,484,641
Cie. Financiere Richemont SA, Registered	2,533,023	185,588,821
Clariant AG, Registered	1,033,718	22,310,386
Coca-Cola HBC AG	976,498	28,822,329
Credit Suisse Group AG, Registered	12,355,166	162,377,269
Dufry AG, Registered(c)	155,994	17,609,224
EMS-Chemie Holding AG, Registered	39,212	21,635,013

275

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Geberit AG, Registered	181,179	$71,019,863
Givaudan SA, Registered	44,626	108,426,229
Julius Baer Group Ltd.	1,081,792	49,513,574
Kuehne + Nagel International AG, Registered	264,397	36,824,754
LafargeHolcim Ltd., Registered	2,360,094	109,452,615
Lonza Group AG, Registered	362,854	114,241,835
Nestle SA, Registered	15,089,190	1,276,858,388
Novartis AG, Registered	10,512,432	922,176,160
Pargesa Holding SA, Bearer	176,140	12,949,153
Partners Group Holding AG	83,876	59,828,045
Roche Holding AG, NVS	3,405,431	829,775,463
Schindler Holding AG, Participation Certificates, NVS	199,285	42,079,863
Schindler Holding AG, Registered	95,285	19,816,703
SGS SA, Registered	25,667	61,035,355
Sika AG, Registered	623,322	80,060,843
Sonova Holding AG, Registered	270,053	44,176,579
Straumann Holding AG, Registered	50,536	34,539,716
Swatch Group AG (The), Bearer	154,274	52,268,197
Swatch Group AG (The), Registered	245,108	16,386,831
Swiss Life Holding AG, Registered	167,273	63,224,172
Swiss Prime Site AG, Registered	364,712	29,658,457
Swiss Re AG	1,532,633	138,590,613
Swisscom AG, Registered	127,056	58,279,788
Temenos AG, Registered	291,330	40,112,541
UBS Group AG, Registered	18,952,402	265,473,053
Vifor Pharma AG	220,585	31,917,832
Zurich Insurance Group AG	736,578	229,343,105

		5,584,124,768
United Kingdom — 17.4%
3i Group PLC	4,658,652	52,275,649
Admiral Group PLC	1,000,873	25,743,552
Anglo American PLC	5,096,644	109,092,952
Antofagasta PLC	1,884,533	18,897,679
Ashtead Group PLC	2,368,935	58,585,757
Associated British Foods PLC	1,723,533	52,545,529
AstraZeneca PLC	6,137,193	469,723,547
Auto Trader Group PLC(d)	4,608,806	24,120,933
Aviva PLC	19,399,982	106,217,942
Babcock International Group PLC	1,208,374	9,436,924
BAE Systems PLC	15,563,255	104,560,281
Barclays PLC	82,624,040	182,113,128
Barratt Developments PLC	4,890,043	32,116,006
Berkeley Group Holdings PLC	617,730	27,633,541
BHP Billiton PLC	10,200,465	203,637,581
BP PLC	96,605,264	700,259,974
British American Tobacco PLC	11,102,316	481,401,197
British Land Co. PLC (The)	4,657,046	35,227,187
BT Group PLC	40,819,270	125,463,189
Bunzl PLC	1,614,037	47,660,562
Burberry Group PLC	2,019,679	46,735,461
Carnival PLC	876,435	47,739,820
Centrica PLC	27,116,277	51,001,576
Coca-Cola European Partners PLC, NVS	1,060,966	48,263,343
Compass Group PLC	7,649,917	150,530,038
ConvaTec Group PLC(d)	6,622,166	13,707,581
Croda International PLC	629,213	38,751,673
DCC PLC	474,967	40,752,587
Diageo PLC	11,890,240	411,495,594
Direct Line Insurance Group PLC	6,528,122	27,484,599
easyJet PLC	767,872	11,773,777

Security	Shares	Value
United Kingdom (continued)
Experian PLC	4,428,680	$101,998,856
Ferguson PLC	1,130,928	76,341,607
Fresnillo PLC	1,066,647	11,565,635
G4S PLC	7,415,982	20,372,900
GlaxoSmithKline PLC	24,034,631	464,093,122
Glencore PLC	55,834,397	227,475,160
GVC Holdings PLC	2,646,705	31,687,710
Hammerson PLC	3,825,651	21,434,861
Hargreaves Lansdown PLC	1,359,724	32,454,383
HSBC Holdings PLC	97,014,265	799,417,595
Imperial Brands PLC	4,618,488	156,560,716
Informa PLC	6,027,288	54,956,936
InterContinental Hotels Group PLC	870,403	45,709,654
Intertek Group PLC	774,049	46,366,230
Investec PLC	3,186,417	19,705,783
ITV PLC	17,442,966	33,197,591
J Sainsbury PLC	8,429,548	33,518,888
John Wood Group PLC	3,276,700	29,902,139
Johnson Matthey PLC	927,629	35,238,301
Kingfisher PLC	10,383,186	33,791,332
Land Securities Group PLC	3,572,074	38,941,890
Legal & General Group PLC	28,843,034	92,688,245
Lloyds Banking Group PLC	347,642,679	254,171,393
London Stock Exchange Group PLC	1,505,808	83,022,562
Marks & Spencer Group PLC	7,739,372	29,271,378
Mediclinic International PLC	1,740,523	8,373,181
Meggitt PLC	3,756,454	25,429,379
Melrose Industries PLC	23,368,826	50,358,057
Merlin Entertainments PLC(d)	3,429,811	14,164,044
Micro Focus International PLC	2,108,195	32,823,285
Mondi PLC	1,773,352	41,794,520
National Grid PLC	16,246,780	172,136,244
Next PLC	687,019	45,682,700
NMC Health PLC	488,337	22,038,704
Pearson PLC	3,777,329	43,370,752
Persimmon PLC	1,496,027	43,850,906
Prudential PLC	12,521,277	251,265,170
Randgold Resources Ltd.	460,069	36,152,956
Reckitt Benckiser Group PLC	3,240,715	262,238,261
RELX PLC	9,804,300	194,175,315
Rio Tinto PLC	5,761,129	279,986,279
Rolls-Royce Holdings PLC	8,114,621	86,991,322
Royal Bank of Scotland Group PLC	23,056,587	69,644,724
Royal Dutch Shell PLC, Class A	22,327,355	713,361,825
Royal Dutch Shell PLC, Class B	18,076,419	592,441,533
Royal Mail PLC	4,342,962	19,921,691
RSA Insurance Group PLC	4,879,105	35,186,243
Sage Group PLC (The)	5,255,852	36,560,066
Schroders PLC	621,225	21,273,035
Segro PLC	4,792,016	37,631,934
Severn Trent PLC	1,133,290	26,977,372
Shire PLC	4,426,231	264,711,039
Smith & Nephew PLC	4,229,763	68,827,297
Smiths Group PLC	1,897,740	33,887,088
SSE PLC	4,899,190	71,457,189
St. James’s Place PLC	2,527,150	32,726,571
Standard Chartered PLC	13,494,676	94,749,273
Standard Life Aberdeen PLC	11,331,780	39,166,172
Taylor Wimpey PLC	15,770,829	32,544,138
Tesco PLC	47,360,616	129,078,505

276

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Travis Perkins PLC	1,221,244	$17,274,114
Unilever PLC	5,940,812	314,755,413
United Utilities Group PLC	3,276,737	30,421,646
Vodafone Group PLC	129,214,083	244,055,599
Weir Group PLC (The)	1,168,347	23,676,678
Whitbread PLC	889,088	49,985,398
Wm Morrison Supermarkets PLC	10,809,163	34,266,091
WPP PLC	6,111,442	69,389,815

		11,243,635,550

Total Common Stocks — 98.7% (Cost: $63,242,278,816)		63,623,556,042

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference
Shares, NVS	259,450	19,607,778
Fuchs Petrolub SE, Preference Shares, NVS	337,625	15,661,426
Henkel AG & Co. KGaA, Preference Shares, NVS	868,874	95,080,810
Porsche Automobil Holding SE, Preference Shares, NVS	740,320	47,208,744
Sartorius AG, Preference Shares, NVS	169,699	24,611,502
Schaeffler AG, Preference Shares, NVS	789,996	8,353,116
Volkswagen AG, Preference Shares, NVS	901,443	151,940,416

		362,463,792
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	28,407,242	14,381,067

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	372,562,970	476,042

Total Preferred Stocks — 0.6% (Cost: $409,979,641)		377,320,901

Rights

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(b)	77,874,528	3,026,484

Total Rights — 0.0% (Cost: $3,142,492)		3,026,484

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(e)(f)(g)	224,890,639	$224,935,618
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(e)(f)	18,355,838	18,355,838

		243,291,456

Total Short-Term Investments — 0.4% (Cost: $243,258,035)		243,291,456

Total Investments in Securities — 99.7% (Cost: $63,898,658,984)		64,247,194,883
Other Assets, Less Liabilities — 0.3%		212,267,452

Net Assets — 100.0%		$64,459,462,335

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	293,355,583	(68,464,944)	224,890,639	$224,935,618	$1,718,297	(a)	$28,064	$(42,393)
BlackRock Cash Funds: Treasury, SL Agency Shares	19,978,361	(1,622,523)	18,355,838	18,355,838	72,018		—	—

				$243,291,456	$1,790,315		$28,064	$(42,393)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

277

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	450	12/20/18	$46,230	$(2,186,635)
Euro STOXX 50 Index	4,629	12/21/18	167,522	(6,178,771)
FTSE 100 Index	1,159	12/21/18	105,308	(1,801,410)
TOPIX Index	803	12/13/18	116,762	(5,862,284)

				$(16,029,100)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$63,623,555,628	$—	$414	$63,623,556,042
Preferred Stocks	376,844,859	476,042	—	377,320,901
Rights	3,026,484	—	—	3,026,484
Money Market Funds	243,291,456	—	—	243,291,456

	$64,246,718,427	$476,042	$414	$64,247,194,883

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(16,029,100)	$—	$—	$(16,029,100)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

278

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 6.9%
AGL Energy Ltd.	340,473	$4,343,584
Amcor Ltd./Australia	602,219	5,676,741
APA Group	612,194	4,165,367
Aristocrat Leisure Ltd.	297,655	5,590,518
ASX Ltd.	101,325	4,249,239
Aurizon Holdings Ltd.	1,045,485	3,112,147
BlueScope Steel Ltd.	290,697	2,960,672
Boral Ltd.	605,905	2,409,131
Brambles Ltd.	823,110	6,195,486
Caltex Australia Ltd.	132,208	2,648,030
Challenger Ltd./Australia	297,151	2,160,815
CIMIC Group Ltd.	53,885	1,806,052
Coca-Cola Amatil Ltd.	264,775	1,859,703
Cochlear Ltd.	30,134	3,792,659
Computershare Ltd.	241,531	3,384,329
Crown Resorts Ltd.	203,376	1,803,225
CSL Ltd.	235,955	31,439,818
Domino’s Pizza Enterprises Ltd.(a)	31,447	1,203,778
Flight Centre Travel Group Ltd.	29,931	984,311
Goodman Group	852,636	6,272,693
Healthscope Ltd.	879,466	1,315,208
Incitec Pivot Ltd.	856,523	2,367,536
Insurance Australia Group Ltd.	411,004	1,989,574
James Hardie Industries PLC	234,183	3,118,711
LendLease Group	294,980	3,679,580
Macquarie Group Ltd.	168,932	14,032,418
Medibank Pvt Ltd.	1,455,399	2,877,924
Newcrest Mining Ltd.	400,374	5,848,397
Oil Search Ltd.	716,074	3,943,410
Orica Ltd.	119,865	1,457,816
Origin Energy Ltd.(b)	922,328	4,765,472
Ramsay Health Care Ltd.	74,958	2,986,770
REA Group Ltd.	26,415	1,340,843
Rio Tinto Ltd.	214,106	11,593,517
Santos Ltd.	927,713	4,365,909
Seek Ltd.	176,104	2,229,172
Sonic Healthcare Ltd.	207,786	3,320,900
Suncorp Group Ltd.	675,217	6,704,625
Sydney Airport	561,790	2,564,206
Tabcorp Holdings Ltd.	1,020,305	3,340,912
TPG Telecom Ltd.(a)	92,337	469,232
Transurban Group	1,362,603	10,951,545
Treasury Wine Estates Ltd.	377,180	4,041,973
Wesfarmers Ltd.	591,353	19,539,438
Woodside Petroleum Ltd.	487,865	12,050,233
Woolworths Group Ltd.	684,954	13,801,658

		240,755,277
Austria — 0.3%
ANDRITZ AG	36,012	1,867,163
Erste Group Bank AG	156,497	6,383,478
Raiffeisen Bank International AG	52,475	1,432,908

		9,683,549
Belgium — 1.4%
Anheuser-Busch InBev SA/NV	397,393	29,330,322
Colruyt SA	31,694	1,842,946
Solvay SA	38,553	4,396,639
Telenet Group Holding NV	29,005	1,409,213
UCB SA	65,617	5,515,083

Security	Shares	Value
Belgium (continued)
Umicore SA	109,642	$5,166,718

		47,660,921
Denmark — 2.9%
AP Moller — Maersk A/S, Class A	977	1,163,254
AP Moller — Maersk A/S, Class B, NVS	3,569	4,533,406
Carlsberg A/S, Class B	55,029	6,072,269
Chr Hansen Holding A/S	50,600	5,116,327
Coloplast A/S, Class B	61,843	5,776,033
DSV A/S	97,868	7,871,413
Genmab A/S(b)	31,951	4,378,724
H Lundbeck A/S	35,352	1,651,446
ISS A/S	87,917	2,891,980
Novo Nordisk A/S, Class B	947,646	41,001,769
Novozymes A/S, Class B	114,240	5,647,200
Orsted A/S(c)	49,381	3,138,480
Pandora A/S	58,092	3,635,657
Vestas Wind Systems A/S	102,019	6,400,299
William Demant Holding A/S(b)	51,972	1,711,168

		100,989,425
Finland — 0.9%
Elisa OYJ	36,266	1,444,355
Kone OYJ, Class B	176,960	8,625,701
Metso OYJ	55,231	1,746,593
Neste OYJ	42,843	3,532,006
Nokian Renkaat OYJ	63,002	2,004,473
UPM-Kymmene OYJ	275,965	8,883,295
Wartsila OYJ Abp	229,720	3,918,577

		30,155,000
France — 11.7%
Accor SA, NVS	96,340	4,412,166
Aeroports de Paris, NVS	15,564	3,260,671
Air Liquide SA	223,611	27,109,769
Airbus SE	303,664	33,618,721
Alstom SA, NVS	80,752	3,536,321
Amundi SA(c)	31,083	1,851,793
Arkema SA, NVS	35,891	3,773,017
Atos SE	49,332	4,235,768
BioMerieux, NVS	22,620	1,727,434
Bollore SA, NVS	206,896	877,212
Bureau Veritas SA, NVS	135,108	3,054,027
Capgemini SE	83,641	10,235,094
Cie. de Saint-Gobain, NVS	135,893	5,118,079
Cie. Generale des Etablissements Michelin SCA, NVS	57,550	5,916,883
Danone SA, NVS	321,154	22,771,821
Dassault Aviation SA, NVS	1,245	2,066,597
Dassault Systemes SE, NVS	67,930	8,531,908
Edenred, NVS	122,692	4,661,210
Eiffage SA, NVS	41,686	4,081,815
EssilorLuxottica SA, NVS	108,568	14,853,809
Eurazeo SE, NVS	10,755	786,603
Eurofins Scientific SE, NVS	6,121	3,095,961
Faurecia SA, NVS	38,791	1,885,986
Getlink, NVS	238,180	2,999,602
Hermes International, NVS	16,465	9,421,108
Iliad SA, NVS	13,413	1,553,954
Imerys SA, NVS	17,372	1,072,742
Ingenico Group SA, NVS	32,161	2,282,602
Ipsen SA, NVS	19,925	2,767,819
JCDecaux SA	37,800	1,244,619

279

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Kering SA, NVS	39,599	$17,659,898
Legrand SA	138,631	9,069,556
L’Oreal SA	131,856	29,715,535
LVMH Moet Hennessy Louis Vuitton SE, NVS	145,075	44,184,578
Pernod Ricard SA, NVS	111,576	17,041,568
Peugeot SA, NVS	153,756	3,663,703
Publicis Groupe SA, NVS	107,821	6,259,813
Remy Cointreau SA, NVS	12,032	1,430,086
Rexel SA	70,324	898,000
Safran SA, NVS	174,037	22,489,808
Schneider Electric SE, NVS	142,239	10,308,038
SEB SA, NVS	11,544	1,657,226
Sodexo SA, NVS	47,574	4,857,801
STMicroelectronics NV	360,235	5,477,562
Teleperformance, NVS	30,131	4,970,771
Thales SA, NVS	54,785	7,014,375
Ubisoft Entertainment SA, NVS(b)	40,659	3,662,458
Valeo SA, NVS	122,403	3,959,561
Veolia Environnement SA, NVS	275,613	5,502,429
Vivendi SA, NVS	544,107	13,156,113
Wendel SA, NVS	13,963	1,813,060

		407,597,050
Germany — 10.2%
1&1 Drillisch AG(a)	13,327	595,550
adidas AG	98,207	23,144,865
Axel Springer SE	25,054	1,666,342
BASF SE	479,035	36,924,667
Beiersdorf AG	52,785	5,466,453
Brenntag AG	80,685	4,220,866
Commerzbank AG(b)	521,369	4,926,155
Continental AG	57,020	9,429,316
Covestro AG(c)	65,378	4,231,250
Delivery Hero SE(b)(c)	47,477	1,917,211
Deutsche Boerse AG	100,729	12,765,546
Deutsche Lufthansa AG, Registered	61,994	1,247,503
Deutsche Post AG, Registered	514,899	16,306,199
Deutsche Wohnen SE	121,785	5,580,252
E.ON SE	1,148,134	11,130,437
Fraport AG Frankfurt Airport Services Worldwide	22,020	1,704,068
Fresenius Medical Care AG & Co. KGaA	112,511	8,836,950
Fresenius SE & Co. KGaA	217,042	13,840,339
GEA Group AG	89,490	2,723,513
HeidelbergCement AG	38,604	2,624,414
Henkel AG & Co. KGaA	54,189	5,317,138
HOCHTIEF AG	9,904	1,470,045
HUGO BOSS AG	32,041	2,293,689
Infineon Technologies AG	593,350	11,906,343
K+S AG, Registered(a)	96,322	1,797,496
KION Group AG	36,186	2,119,727
LANXESS AG	46,741	2,900,082
MAN SE	18,337	1,911,459
Merck KGaA	67,863	7,275,534
MTU Aero Engines AG	27,178	5,783,117
OSRAM Licht AG	50,747	2,059,609
Puma SE	4,281	2,202,165
QIAGEN NV(b)	117,179	4,257,921
RWE AG	173,965	3,394,250
SAP SE	512,593	54,977,887
Siemens AG, Registered	398,995	45,985,687
Siemens Healthineers AG(b)(c)	75,963	3,149,295

Security	Shares	Value
Germany (continued)
Symrise AG	64,204	$5,394,866
thyssenkrupp AG(a)	226,875	4,774,901
TUI AG	112,834	1,872,815
United Internet AG, Registered	65,178	2,701,429
Volkswagen AG	8,573	1,416,248
Wirecard AG	60,941	11,420,732
Zalando SE(a)(b)(c)	60,161	2,331,256

		357,995,587
Hong Kong — 3.3%
AIA Group Ltd.	6,298,400	47,683,501
ASM Pacific Technology Ltd.	156,000	1,347,195
CK Asset Holdings Ltd.	493,000	3,200,972
Dairy Farm International Holdings Ltd.	190,300	1,718,409
Galaxy Entertainment Group Ltd.	1,283,000	6,939,205
Hong Kong & China Gas Co. Ltd.	4,841,464	9,239,011
Hong Kong Exchanges & Clearing Ltd.	609,200	16,163,686
Jardine Strategic Holdings Ltd.	111,400	3,731,900
Link REIT	1,116,000	9,893,869
Melco Resorts & Entertainment Ltd., ADR	132,004	2,195,227
MGM China Holdings Ltd.(a)	463,600	655,240
Minth Group Ltd.(a)	366,000	1,185,856
MTR Corp. Ltd.	519,500	2,518,177
Shangri-La Asia Ltd.	652,666	890,824
Swire Pacific Ltd., Class A	122,000	1,266,003
Techtronic Industries Co. Ltd.	718,000	3,361,303
WH Group Ltd.(c)	4,477,000	3,135,282
Wynn Macau Ltd.	794,800	1,640,414

		116,766,074
Ireland — 0.9%
CRH PLC	440,011	13,176,788
Kerry Group PLC, Class A	82,363	8,445,583
Paddy Power Betfair PLC	43,037	3,715,745
Ryanair Holdings PLC, ADR, NVS(a)(b)	11,283	934,232
Smurfit Kappa Group PLC	117,166	3,820,685

		30,093,033
Israel — 0.5%
Azrieli Group Ltd.	18,919	917,944
Bank Leumi Le-Israel BM	372,483	2,323,641
Check Point Software Technologies Ltd.(a)(b)	66,322	7,361,742
Elbit Systems Ltd.	12,004	1,435,113
Mizrahi Tefahot Bank Ltd.	80,133	1,349,400
Nice Ltd.(b)	31,782	3,367,584

		16,755,424
Italy — 1.5%
Atlantia SpA	129,226	2,600,409
CNH Industrial NV	533,973	5,557,694
Davide Campari-Milano SpA, NVS	304,261	2,342,527
Ferrari NV	63,796	7,481,396
Fiat Chrysler Automobiles NV(b)	561,686	8,559,822
Intesa Sanpaolo SpA	2,690,070	5,952,710
Leonardo SpA(a)	129,304	1,405,010
Luxottica Group SpA	88,137	5,544,426
Moncler SpA	93,527	3,253,301
Pirelli & C SpA(b)(c)	223,704	1,646,019
Prysmian SpA	126,206	2,453,840
Recordati SpA	53,080	1,799,457
Tenaris SA	247,148	3,678,206

		52,274,817

280

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan — 24.2%
ABC-Mart Inc.	15,900	$929,866
Aeon Co. Ltd.	209,700	4,812,574
Aeon Mall Co. Ltd.	48,210	892,390
AGC Inc./Japan	36,300	1,193,328
Air Water Inc.	72,000	1,168,154
Aisin Seiki Co. Ltd.	45,300	1,780,209
Ajinomoto Co. Inc.	238,900	3,866,473
Alps Electric Co. Ltd.	99,700	2,367,605
ANA Holdings Inc.	60,100	2,020,996
Asahi Group Holdings Ltd.	186,900	8,227,542
Asahi Kasei Corp.	654,400	7,868,688
Asics Corp.	81,400	1,182,898
Astellas Pharma Inc.	980,900	15,184,372
Bandai Namco Holdings Inc.	104,400	3,714,200
Calbee Inc.	39,900	1,325,816
Casio Computer Co. Ltd.	104,500	1,578,774
Chugai Pharmaceutical Co. Ltd.	116,200	6,826,512
Coca-Cola Bottlers Japan Holdings Inc.	50,300	1,317,057
CyberAgent Inc.	52,700	2,236,791
CYBERDYNE Inc.(a)(b)	67,900	480,122
Daifuku Co. Ltd.	52,500	2,260,866
Daiichi Sankyo Co. Ltd.	147,900	5,653,632
Daikin Industries Ltd.	129,300	15,037,548
Daito Trust Construction Co. Ltd.	38,900	5,135,882
Daiwa House Industry Co. Ltd.	300,000	9,062,071
Denso Corp.	227,700	10,189,048
Dentsu Inc.	37,900	1,759,745
Disco Corp.	15,000	2,388,463
Don Quijote Holdings Co. Ltd.	60,100	3,599,982
East Japan Railway Co.	160,900	14,079,017
Eisai Co. Ltd.	84,300	7,029,793
FamilyMart UNY Holdings Co. Ltd.	36,000	4,185,193
FANUC Corp.	100,800	17,626,937
Fast Retailing Co. Ltd.	30,200	15,271,933
Hakuhodo DY Holdings Inc.	116,600	1,948,585
Hamamatsu Photonics KK	72,000	2,411,590
Hankyu Hanshin Holdings Inc.	60,100	1,981,055
Hikari Tsushin Inc.	10,900	1,904,639
Hino Motors Ltd.	130,800	1,257,525
Hirose Electric Co. Ltd.	9,247	879,184
Hisamitsu Pharmaceutical Co. Inc.	21,700	1,224,837
Hitachi Chemical Co. Ltd.	48,000	757,503
Hitachi Construction Machinery Co. Ltd.	53,400	1,424,252
Hitachi High-Technologies Corp.	33,500	1,263,059
Hitachi Ltd.	504,500	15,476,310
Hitachi Metals Ltd.	72,100	850,979
Hoshizaki Corp.	28,300	2,284,462
Hoya Corp.	198,700	11,292,914
Hulic Co. Ltd.	151,500	1,389,416
IHI Corp.	80,700	2,953,268
Iida Group Holdings Co. Ltd.	24,400	444,088
Isetan Mitsukoshi Holdings Ltd.	178,500	2,089,394
Isuzu Motors Ltd.	92,500	1,214,700
Japan Airport Terminal Co. Ltd.	21,700	834,504
Japan Exchange Group Inc.	269,500	4,838,129
JGC Corp.	60,100	1,166,799
Kakaku.com Inc.	72,000	1,305,959
Kansai Paint Co. Ltd.	84,000	1,243,755
Kao Corp.	258,100	17,223,438
Keihan Holdings Co. Ltd.	48,200	1,827,974

Security	Shares	Value
Japan (continued)
Keikyu Corp.	108,200	$1,602,075
Keio Corp.	36,311	1,972,322
Keisei Electric Railway Co. Ltd.	68,900	2,121,550
Keyence Corp.	50,374	24,683,729
Kikkoman Corp.	74,200	4,082,956
Kintetsu Group Holdings Co. Ltd.	92,500	3,549,023
Kirin Holdings Co. Ltd.	216,000	5,164,822
Kobayashi Pharmaceutical Co. Ltd.	24,400	1,599,929
Koito Manufacturing Co. Ltd.	57,100	2,722,059
Komatsu Ltd.	481,500	12,562,817
Konami Holdings Corp.	48,700	1,859,882
Kose Corp.	15,800	2,361,845
Kubota Corp.	255,300	4,031,231
Kurita Water Industries Ltd.	48,200	1,188,610
Kyowa Hakko Kirin Co. Ltd.	132,100	2,569,310
Kyushu Electric Power Co. Inc.	198,600	2,312,351
LINE Corp.(a)(b)	33,600	1,065,863
Lion Corp.	116,100	2,180,958
M3 Inc.	216,200	3,482,802
Mabuchi Motor Co. Ltd.	24,400	869,151
Makita Corp.	116,100	4,017,283
Marui Group Co. Ltd.	72,000	1,550,308
McDonald’s Holdings Co. Japan Ltd.	33,600	1,479,704
MEIJI Holdings Co. Ltd.	63,700	4,233,308
MINEBEA MITSUMI Inc.	204,900	3,135,548
MISUMI Group Inc.	151,600	3,043,956
Mitsubishi Estate Co. Ltd.	393,700	6,298,572
Mitsubishi Gas Chemical Co. Inc.	24,000	404,271
Mitsui Fudosan Co. Ltd.	156,000	3,516,583
Mitsui OSK Lines Ltd.	36,000	878,508
Murata Manufacturing Co. Ltd.	93,200	14,175,517
Nabtesco Corp.	60,100	1,324,964
Nagoya Railroad Co. Ltd.	56,700	1,369,582
Nexon Co. Ltd.(b)	226,000	2,575,305
NGK Insulators Ltd.	96,200	1,352,793
NGK Spark Plug Co. Ltd.	60,100	1,220,586
NH Foods Ltd.	47,300	1,634,575
Nidec Corp.	116,700	14,983,678
Nintendo Co. Ltd.	58,900	18,350,308
Nippon Paint Holdings Co. Ltd.(a)	80,700	2,527,797
Nissan Chemical Corp.	66,400	3,141,872
Nisshin Seifun Group Inc.	72,000	1,436,108
Nissin Foods Holdings Co. Ltd.	32,900	2,125,214
Nitori Holdings Co. Ltd.	41,700	5,444,593
Nitto Denko Corp.	84,000	5,268,282
Nomura Research Institute Ltd.	40,690	1,802,756
NSK Ltd.	96,200	953,007
NTT Data Corp.	328,800	4,242,017
Obic Co. Ltd.	34,900	3,179,053
Odakyu Electric Railway Co. Ltd.	152,000	3,213,610
Oji Holdings Corp.	457,800	3,261,452
Olympus Corp.	151,500	5,060,963
Omron Corp.	97,300	3,948,731
Ono Pharmaceutical Co. Ltd.	198,600	4,526,155
Oracle Corp. Japan	19,900	1,350,707
Oriental Land Co. Ltd./Japan	105,800	9,951,416
Otsuka Corp.	52,000	1,727,881
Otsuka Holdings Co. Ltd.	68,600	3,287,305
Panasonic Corp.	1,144,100	12,667,165
Park24 Co. Ltd.	60,000	1,579,549

281

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Persol Holdings Co. Ltd.	96,200	$1,831,001
Pola Orbis Holdings Inc.	45,300	1,212,228
Rakuten Inc.	446,000	3,019,308
Recruit Holdings Co. Ltd.	576,400	15,511,292
Renesas Electronics Corp.(b)	422,000	2,236,108
Ricoh Co. Ltd.	356,900	3,570,423
Rinnai Corp.	16,300	1,187,240
Rohm Co. Ltd.	48,500	3,412,255
Ryohin Keikaku Co. Ltd.	12,500	3,301,803
Santen Pharmaceutical Co. Ltd.	187,500	2,782,885
Secom Co. Ltd.	72,000	5,902,016
Sega Sammy Holdings Inc.	36,300	467,360
Seibu Holdings Inc.	120,300	2,182,040
Seven & i Holdings Co. Ltd.	392,600	17,021,770
Seven Bank Ltd.	163,300	510,787
SG Holdings Co. Ltd.	48,200	1,214,663
Sharp Corp./Japan	87,400	1,340,564
Shimadzu Corp.	116,000	2,932,506
Shimano Inc.	37,700	5,157,840
Shimizu Corp.	278,700	2,262,099
Shin-Etsu Chemical Co. Ltd.	193,300	16,218,667
Shionogi & Co. Ltd.	143,600	9,202,208
Shiseido Co. Ltd.	197,600	12,496,311
Showa Denko KK	70,400	3,075,380
SMC Corp./Japan	29,600	9,481,547
SoftBank Group Corp.	430,500	34,514,767
Sohgo Security Services Co. Ltd.	36,300	1,617,908
Sony Corp.	661,400	35,984,192
Stanley Electric Co. Ltd.	72,000	2,134,066
Subaru Corp.	108,900	2,946,008
SUMCO Corp.	120,000	1,622,613
Sumitomo Chemical Co. Ltd.	271,600	1,362,151
Sumitomo Dainippon Pharma Co. Ltd.	48,000	1,004,617
Sumitomo Heavy Industries Ltd.	60,100	1,898,511
Sumitomo Realty & Development Co. Ltd.	187,400	6,447,869
Sundrug Co. Ltd.	36,300	1,318,772
Suntory Beverage & Food Ltd.	68,900	2,811,435
Suzuken Co. Ltd./Aichi Japan	18,700	947,800
Suzuki Motor Corp.	178,900	8,956,493
Sysmex Corp.	87,000	6,108,617
Taisho Pharmaceutical Holdings Co. Ltd.	5,900	629,445
Taiyo Nippon Sanso Corp.	68,900	1,109,311
TDK Corp.	67,500	5,831,598
Teijin Ltd.	36,300	630,437
Terumo Corp.	163,300	8,812,166
THK Co. Ltd.	60,100	1,331,887
Tobu Railway Co. Ltd.	56,700	1,575,070
Toho Co. Ltd./Tokyo	57,100	1,864,459
Tokyo Century Corp.	24,400	1,308,050
Tokyo Electron Ltd.	81,200	11,285,473
Tokyu Corp.	133,800	2,208,758
Toray Industries Inc.	729,500	5,183,519
TOTO Ltd.	72,000	2,583,847
Toyo Suisan Kaisha Ltd.	24,000	827,256
Trend Micro Inc./Japan	62,500	3,610,828
Tsuruha Holdings Inc.	17,800	1,854,840
Unicharm Corp.	216,000	5,879,686
USS Co. Ltd.	120,400	2,173,185
West Japan Railway Co.	86,800	5,827,687
Yahoo Japan Corp.	1,468,500	4,619,357

Security	Shares	Value
Japan (continued)
Yakult Honsha Co. Ltd.	58,900	$4,180,488
Yamaha Corp.	72,000	3,173,984
Yamaha Motor Co. Ltd.	145,900	3,466,022
Yamato Holdings Co. Ltd.	163,700	4,482,150
Yamazaki Baking Co. Ltd.	60,100	1,084,255
Yaskawa Electric Corp.	127,900	3,700,266
Yokogawa Electric Corp.	122,200	2,404,911
Yokohama Rubber Co. Ltd. (The)	24,400	473,925
ZOZO Inc.	109,600	2,640,578

		843,926,620
Netherlands — 5.0%
AerCap Holdings NV(a)(b)	23,560	1,179,885
Akzo Nobel NV	131,449	11,063,131
ASML Holding NV	213,784	36,557,027
EXOR NV	56,521	3,204,616
Heineken Holding NV	60,138	5,212,659
Heineken NV	135,181	12,192,074
Koninklijke Ahold Delhaize NV	644,974	14,783,830
Koninklijke DSM NV	92,934	8,148,023
Koninklijke KPN NV	1,801,770	4,768,931
Koninklijke Philips NV	246,609	9,198,513
Koninklijke Vopak NV	25,007	1,133,367
NXP Semiconductors NV	178,681	13,399,288
Randstad NV	60,447	3,051,204
Unilever NV, CVA	804,904	43,342,612
Wolters Kluwer NV	151,541	8,612,645

		175,847,805
New Zealand — 0.2%
a2 Milk Co. Ltd.(b)	377,612	2,569,370
Fisher & Paykel Healthcare Corp. Ltd.	289,387	2,569,987
Ryman Healthcare Ltd.	214,557	1,695,279

		6,834,636
Norway — 0.6%
Aker BP ASA	56,164	1,857,666
Marine Harvest ASA	75,425	1,830,671
Norsk Hydro ASA	471,875	2,456,796
Orkla ASA	431,536	3,734,696
Schibsted ASA, Class B	52,133	1,656,109
Telenor ASA	388,983	7,157,237
Yara International ASA	91,441	3,945,967

		22,639,142
Portugal — 0.1%
Galp Energia SGPS SA	170,239	2,969,529
Jeronimo Martins SGPS SA	131,411	1,617,002

		4,586,531
Singapore — 1.2%
City Developments Ltd.	211,600	1,208,663
DBS Group Holdings Ltd.	931,600	15,782,305
Genting Singapore Ltd.	3,201,400	2,034,396
Jardine Cycle & Carriage Ltd.	51,000	1,114,796
Oversea-Chinese Banking Corp. Ltd.	560,300	4,345,481
SATS Ltd.	364,100	1,309,372
Sembcorp Industries Ltd.	511,600	1,041,820
Singapore Airlines Ltd.	146,200	1,000,849
Singapore Exchange Ltd.	399,300	1,972,279
Singapore Technologies Engineering Ltd.	585,700	1,501,469
United Overseas Bank Ltd.	345,800	6,087,958
Venture Corp. Ltd.	142,700	1,578,686
Wilmar International Ltd.	1,014,400	2,314,778

		41,292,852

282

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Spain — 1.9%
Aena SME SA(c)	35,595	$5,692,706
Amadeus IT Group SA	227,486	18,346,851
Bankinter SA	342,933	2,814,729
CaixaBank SA	958,047	3,887,228
Ferrovial SA	132,840	2,664,103
Grifols SA	158,230	4,516,124
Industria de Diseno Textil SA	568,909	16,069,929
International Consolidated Airlines Group SA	161,583	1,248,616
Siemens Gamesa Renewable Energy SA(a)(b)	42,242	468,667
Telefonica SA	1,218,454	9,992,556

		65,701,509
Sweden — 3.4%
Alfa Laval AB	152,126	3,889,826
Assa Abloy AB, Class B	521,592	10,415,062
Atlas Copco AB, Class A	350,855	8,698,726
Atlas Copco AB, Class B	202,583	4,649,144
Boliden AB	142,239	3,254,952
Electrolux AB, Series B	123,912	2,578,647
Epiroc AB, Class A(b)	350,855	3,084,861
Epiroc AB, Class B(b)	209,233	1,726,801
Essity AB, Class B	316,939	7,244,062
Hexagon AB, Class B	134,310	6,592,281
Husqvarna AB, Class B	218,330	1,651,145
Industrivarden AB, Class C	85,680	1,783,028
Investor AB, Class B	237,541	10,310,242
Kinnevik AB, Class B	120,300	3,341,923
L E Lundbergforetagen AB, Class B	39,583	1,223,042
Lundin Petroleum AB	97,855	2,991,421
Millicom International Cellular SA, SDR	33,688	1,905,609
Sandvik AB	586,096	9,291,914
Securitas AB, Class B	165,895	2,848,805
SKF AB, Class B	198,758	3,196,760
Swedish Match AB	91,833	4,685,244
Tele2 AB, Class B	186,537	2,122,591
Telefonaktiebolaget LM Ericsson, Class B	1,038,796	9,067,600
Volvo AB, Class B	817,097	12,230,037

		118,783,723
Switzerland — 9.8%
ABB Ltd., Registered	961,800	19,410,021
Adecco Group AG, Registered	83,357	4,088,711
Barry Callebaut AG, Registered	1,162	2,274,558
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	551	3,806,989
Chocoladefabriken Lindt & Spruengli AG, Registered	53	4,236,206
Cie. Financiere Richemont SA, Registered	272,244	19,946,697
Clariant AG, Registered	104,117	2,247,122
Coca-Cola HBC AG	103,576	3,057,151
Credit Suisse Group AG, Registered	666,506	8,759,528
Dufry AG, Registered(a)	17,861	2,016,221
EMS-Chemie Holding AG, Registered	4,230	2,333,880
Geberit AG, Registered	19,317	7,572,018
Givaudan SA, Registered	4,820	11,710,985
Julius Baer Group Ltd.	117,566	5,380,991
Kuehne + Nagel International AG, Registered	28,580	3,980,573
Lonza Group AG, Registered	38,803	12,216,831
Nestle SA, Registered	1,055,071	89,280,886
Pargesa Holding SA, Bearer	20,412	1,500,614

Security	Shares	Value
Switzerland (continued)
Partners Group Holding AG	8,949	$6,383,246
Roche Holding AG, NVS	366,430	89,285,210
Schindler Holding AG, Participation Certificates, NVS	21,085	4,452,186
Schindler Holding AG, Registered	10,246	2,130,891
SGS SA, Registered	2,795	6,646,426
Sika AG, Registered	67,346	8,650,068
Sonova Holding AG, Registered	28,396	4,645,155
Straumann Holding AG, Registered	5,301	3,623,061
Swatch Group AG (The), Bearer	16,239	5,501,791
Swatch Group AG (The), Registered	9,176	613,467
Temenos AG, Registered	31,294	4,308,797
Vifor Pharma AG	24,094	3,486,313

		343,546,593
United Kingdom — 12.1%
Admiral Group PLC	104,567	2,689,578
Antofagasta PLC	200,477	2,010,339
Ashtead Group PLC	255,506	6,318,879
Associated British Foods PLC	186,585	5,688,436
AstraZeneca PLC	330,082	25,263,551
Auto Trader Group PLC(c)	505,888	2,647,647
Barclays PLC	4,440,489	9,787,361
Berkeley Group Holdings PLC	67,503	3,019,680
Bunzl PLC	177,346	5,236,813
Burberry Group PLC	218,353	5,052,698
Carnival PLC	94,560	5,150,727
Coca-Cola European Partners PLC, NVS	58,018	2,639,239
Compass Group PLC	822,140	16,177,530
ConvaTec Group PLC(c)	680,931	1,409,496
Croda International PLC	68,648	4,227,861
DCC PLC	50,764	4,355,596
Diageo PLC	1,283,481	44,418,513
easyJet PLC	79,843	1,224,232
Experian PLC	476,467	10,973,719
Ferguson PLC	122,881	8,294,898
Fresnillo PLC	115,442	1,251,736
G4S PLC	787,686	2,163,901
GVC Holdings PLC	279,511	3,346,449
Hargreaves Lansdown PLC	147,259	3,514,831
InterContinental Hotels Group PLC	94,452	4,960,195
Intertek Group PLC	84,725	5,075,104
Johnson Matthey PLC	100,250	3,808,246
London Stock Exchange Group PLC	162,090	8,936,815
Mediclinic International PLC	187,813	903,517
Melrose Industries PLC	1,303,641	2,809,248
Merlin Entertainments PLC(c)	373,213	1,541,253
Mondi PLC	190,653	4,493,327
Next PLC	73,536	4,889,709
NMC Health PLC	53,070	2,395,055
Prudential PLC	1,351,766	27,125,964
Randgold Resources Ltd	49,339	3,877,137
Reckitt Benckiser Group PLC	349,094	28,248,644
RELX PLC	1,035,002	20,498,336
Rolls-Royce Holdings PLC	442,960	4,748,672
RSA Insurance Group PLC	540,061	3,894,714
Sage Group PLC (The)	556,802	3,873,153
Schroders PLC	65,564	2,245,153
Segro PLC	184,555	1,449,319
Severn Trent PLC	124,161	2,955,587
Shire PLC	476,649	28,506,025
Smith & Nephew PLC	456,467	7,427,695

283

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Smiths Group PLC	135,542	$2,420,312
St. James’s Place PLC	276,441	3,579,909
Standard Chartered PLC	1,479,241	10,386,097
Tesco PLC	5,102,175	13,905,670
Unilever PLC	636,889	33,743,579
Weir Group PLC (The)	125,072	2,534,598
Whitbread PLC	94,606	5,318,842

		423,415,585
United States — 0.0%
International Flavors & Fragrances Inc.(b)	1	13

Total Common Stocks — 99.0% (Cost: $3,302,358,957)		3,457,301,166

Preferred Stocks

Germany — 0.5%
Fuchs Petrolub SE, Preference Shares, NVS	35,440	1,643,957
Henkel AG & Co. KGaA, Preference Shares, NVS	93,557	10,237,935
Porsche Automobil Holding SE, Preference Shares, NVS	39,862	2,541,921
Sartorius AG, Preference Shares, NVS	18,443	2,674,794
Schaeffler AG, Preference Shares, NVS	35,066	370,775

		17,469,382
United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	20,206,374	25,819

Total Preferred Stocks — 0.5% (Cost: $18,724,180)		17,495,201

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(d)(e)(f)	24,704,582	$24,709,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(d)(e)	1,648,721	1,648,721

		26,358,244

Total Short-Term Investments — 0.7% (Cost: $ 26,356,453)		26,358,244

Total Investments in Securities — 100.2% (Cost: $3,347,439,590)		3,501,154,611
Other Assets, Less Liabilities — (0.2)%		(7,817,101)

Net Assets — 100.0%		$3,493,337,510

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,642,717	10,061,865	24,704,582	$24,709,523	$108,475	(a)	$434	$(995)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,217,357	431,364	1,648,721	1,648,721	7,548		—	—

				$26,358,244	$116,023		$434	$(995)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	229	12/21/18	$8,287	$(61,088)
FTSE 100 Index	45	12/21/18	4,089	29,769
TOPIX Index	35	12/13/18	5,089	(189,195)

				$(220,514)

284

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,457,301,166	$—	$—	$3,457,301,166
Preferred Stocks	17,469,382	25,819	—	17,495,201
Money Market Funds	26,358,244	—	—	26,358,244

	$3,501,128,792	$25,819	$—	$3,501,154,611

Derivative financial instruments(a)
Assets
Futures Contracts	$29,769	$—	$—	$29,769
Liabilities
Futures Contracts	(250,283)	—	—	(250,283)

	$(220,514)	$—	$—	$(220,514)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

285

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 6.9%
Abacus Property Group	1,358,315	$3,157,674
Accent Group Ltd.	2,031,746	1,792,800
Adelaide Brighton Ltd.	2,304,731	9,261,819
AET&D Holdings No. 1 Pty Ltd.	169,200	1
Afterpay Touch Group Ltd.(a)(b)	595,069	5,267,721
Ainsworth Game Technology Ltd.(b)	1,458,410	1,054,321
ALS Ltd.	2,122,526	12,275,415
Altium Ltd.	614,192	9,520,197
Ansell Ltd.	697,268	11,455,292
ARB Corp. Ltd.	339,361	4,163,437
Ardent Leisure Group	2,073,119	2,350,917
Atlas Arteria Ltd.	3,181,725	15,401,972
Ausdrill Ltd.	1,607,680	1,954,145
Austal Ltd.	1,422,787	1,805,036
Australian Agricultural Co. Ltd.(a)(b)	2,625,447	2,456,236
Australian Pharmaceutical Industries Ltd.	1,769,465	1,918,785
Automotive Holdings Group Ltd.	1,021,966	1,307,394
Aveo Group	2,075,413	2,713,900
Bapcor Ltd.	1,445,347	6,996,580
Beach Energy Ltd.	8,431,591	10,517,565
Bega Cheese Ltd.(b)	764,113	3,233,143
Bellamy’s Australia Ltd.(a)(b)	411,503	2,108,649
Bingo Industries Ltd.(b)	977,208	1,655,305
Blackmores Ltd.(b)	58,898	5,066,463
Breville Group Ltd.	494,657	4,308,728
BWP Trust	2,453,656	6,017,038
BWX Ltd.(b)	477,257	859,170
carsales.com Ltd.	996,896	8,619,909
Cedar Woods Properties Ltd.	568,280	2,134,672
Charter Hall Group	1,562,285	7,640,158
Charter Hall Retail REIT	1,632,564	4,917,588
Clean TeQ Holdings Ltd.(a)(b)	2,292,600	682,450
Cleanaway Waste Management Ltd.	9,520,631	12,145,943
Corporate Travel Management Ltd.	343,461	4,880,730
Costa Group Holdings Ltd.	1,303,648	5,636,158
Credit Corp. Group Ltd.(b)	286,593	3,869,488
Cromwell Property Group	6,007,206	4,385,335
CSR Ltd.	2,242,320	5,610,031
Domain Holdings Australia Ltd.(b)	1,352,815	2,377,842
Downer EDI Ltd.	2,373,712	11,641,987
DuluxGroup Ltd.	1,630,908	8,553,703
Eclipx Group Ltd.	977,842	1,677,170
Estia Health Ltd.	1,086,978	1,571,607
Evolution Mining Ltd.	5,225,725	11,037,121
Fairfax Media Ltd.	10,122,419	4,591,528
FlexiGroup Ltd./Australia	1,348,999	1,467,618
G8 Education Ltd.	1,628,274	2,365,780
Galaxy Resources Ltd.(a)(b)	1,592,831	2,472,332
GDI Property Group	5,490,165	5,019,588
Genworth Mortgage Insurance Australia Ltd.	972,507	1,550,844
GrainCorp Ltd., Class A	910,152	5,315,378
Greencross Ltd.	420,955	1,351,534
GUD Holdings Ltd.	437,148	3,823,285
GWA Group Ltd.	1,095,960	2,136,094
Hansen Technologies Ltd.	114,222	280,104
IDP Education Ltd.	371,429	2,424,535
Iluka Resources Ltd.	1,727,564	9,868,751
Independence Group NL(b)	1,999,762	5,726,017

Security	Shares	Value
Australia (continued)
Infigen Energy(a)(b)	3,743,299	$1,300,001
Investa Office Fund	2,193,508	8,628,299
InvoCare Ltd.	554,640	4,768,315
IOOF Holdings Ltd.	1,225,962	5,917,212
IPH Ltd.	689,995	2,640,783
IRESS Ltd.	554,640	4,265,146
Japara Healthcare Ltd.	1,272,697	1,014,777
JB Hi-Fi Ltd.(b)	529,652	8,633,988
Karoon Gas Australia Ltd.(a)(b)	1,677,633	1,266,309
Kidman Resources Ltd.(a)(b)	1,162,403	823,853
Link Administration Holdings Ltd.	1,931,146	10,265,246
Lynas Corp. Ltd.(a)(b)	2,784,023	4,104,206
Magellan Financial Group Ltd.	495,474	9,355,092
Mayne Pharma Group Ltd.(a)(b)	6,305,635	5,005,412
McMillan Shakespeare Ltd.	353,000	4,128,114
Mesoblast Ltd.(a)(b)	1,286,820	1,814,947
Metcash Ltd.	4,526,482	8,822,395
Mineral Resources Ltd.	660,651	6,672,367
Monadelphous Group Ltd.(b)	422,587	4,309,927
MYOB Group Ltd.	1,211,373	2,893,349
Nanosonics Ltd.(a)(b)	1,332,029	2,832,226
Navitas Ltd.	1,102,013	3,959,931
NEXTDC Ltd.(a)	1,711,260	7,119,461
NIB Holdings Ltd.	705,725	2,771,011
Nine Entertainment Co. Holdings Ltd.(b)	3,158,260	3,782,924
Northern Star Resources Ltd.	2,503,714	15,580,171
Nufarm Ltd./Australia	1,190,020	4,807,531
OFX Group Ltd.	1,374,410	2,084,602
Orocobre Ltd.(a)(b)	914,886	2,159,256
Orora Ltd.	4,867,915	11,592,451
OZ Minerals Ltd.	1,309,534	8,381,032
Pact Group Holdings Ltd.	903,993	2,236,060
Pendal Group Ltd.	882,476	5,084,947
Perpetual Ltd.	180,382	4,429,854
Pilbara Minerals Ltd.(a)(b)	6,700,130	3,727,742
Platinum Asset Management Ltd.(b)	864,197	3,001,248
Premier Investments Ltd.	415,313	4,833,277
Primary Health Care Ltd.	2,623,563	4,927,542
Qube Holdings Ltd.	5,009,581	8,698,823
Quintis Ltd.(a)(b)(c)	1,477,559	10
Regis Healthcare Ltd.(b)	616,708	1,049,020
Regis Resources Ltd.	1,896,376	5,671,917
Reliance Worldwide Corp. Ltd.	2,760,352	9,801,560
Resolute Mining Ltd.(b)	3,373,276	2,486,441
Sandfire Resources NL	823,381	3,880,748
Saracen Mineral Holdings Ltd.(a)	3,974,929	6,902,215
Select Harvests Ltd.	416,120	1,521,813
Seven Group Holdings Ltd.	383,186	4,820,599
Seven West Media Ltd.	4,296,989	2,375,483
SG Fleet Group Ltd.	621,299	1,470,754
Shopping Centres Australasia Property Group	2,638,361	4,805,741
Sigma Healthcare Ltd.	5,866,151	2,161,970
Sims Metal Management Ltd.	660,781	5,282,745
SmartGroup Corp. Ltd.	361,595	2,555,116
Southern Cross Media Group Ltd.	3,461,573	2,796,864
Spark Infrastructure Group	6,890,022	11,231,595
SpeedCast International Ltd.	1,140,314	2,909,511
St. Barbara Ltd.	2,260,666	6,665,346
Star Entertainment Grp Ltd. (The)	3,346,885	11,243,774
Steadfast Group Ltd.	3,432,095	7,224,516

286

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Australia (continued)
Super Retail Group Ltd.	634,838	$3,248,577
Syrah Resources Ltd.(a)(b)	1,434,929	1,627,209
Tassal Group Ltd.	1,409,019	4,124,392
Technology One Ltd.	1,139,239	4,392,449
Village Roadshow Ltd.(a)	815,059	1,311,318
Virtus Health Ltd.	561,893	2,003,155
Vocus Group Ltd.(a)	2,335,731	5,678,190
Washington H Soul Pattinson & Co. Ltd.	208,129	4,260,129
Webjet Ltd.	521,778	4,826,022
Western Areas Ltd.	1,137,515	1,813,981
Westgold Resources Ltd.(a)(b)	1,216,411	948,344
Whitehaven Coal Ltd.	2,862,426	9,839,409
WiseTech Global Ltd.	451,257	5,133,245
WorleyParsons Ltd.	1,404,887	14,527,460

		633,626,428
Austria — 1.0%
ams AG(b)	324,183	12,626,991
AT&S Austria Technologie & Systemtechnik AG(b)	123,292	2,926,630
BAWAG Group AG(d)	41,111	1,776,592
CA Immobilien Anlagen AG	306,237	9,972,253
EVN AG	167,954	2,938,235
FACC AG	145,962	2,576,654
IMMOFINANZ AG	298,348	7,119,187
Kapsch TrafficCom AG	30,798	1,099,213
Lenzing AG	51,829	4,706,794
Oesterreichische Post AG	123,910	5,037,414
S IMMO AG	484,243	8,284,936
S&T AG(b)	260,902	6,497,615
Schoeller-Bleckmann Oilfield Equipment AG	59,029	5,297,116
Telekom Austria AG	533,452	3,965,044
UNIQA Insurance Group AG	516,859	4,831,421
Wienerberger AG	497,259	11,448,675
Zumtobel Group AG(a)(b)	173,129	1,573,233

		92,678,003
Belgium — 1.9%
Ackermans & van Haaren NV	120,463	18,985,834
Aedifica SA	114,688	9,603,096
AGFA-Gevaert NV(a)	1,044,624	4,668,161
Barco NV	64,542	7,356,805
Befimmo SA	106,751	5,860,229
Bekaert SA	157,808	3,408,009
bpost SA	360,132	5,471,915
Cie. d’Entreprises CFE	26,633	2,827,539
Cofinimmo SA	82,631	9,896,164
D’ieteren SA/NV	103,522	4,098,306
Econocom Group SA/NV(b)	685,346	2,146,331
Elia System Operator SA/NV	153,812	9,620,069
Euronav NV(b)	583,159	5,434,652
EVS Broadcast Equipment SA	73,530	1,636,270
Exmar NV(a)(b)	254,408	1,712,246
Fagron	173,377	2,824,875
Galapagos NV(a)(b)	183,497	18,857,544
Gimv NV	88,076	4,705,309
Intervest Offices & Warehouses NV	141,010	3,666,752
Ion Beam Applications(a)(b)	92,978	1,638,172
KBC Ancora	145,626	6,738,660
Kinepolis Group NV(b)	68,021	3,657,026
Melexis NV	79,538	5,236,000
Mithra Pharmaceuticals SA(a)(b)	55,169	1,515,848

Security	Shares	Value
Belgium (continued)
Nyrstar NV(a)(b)	232,310	$419,571
Ontex Group NV	299,880	5,755,854
Orange Belgium SA	149,738	2,690,817
Sofina SA	42,443	8,127,213
Tessenderlo Group SA(a)	175,462	6,182,902
Warehouses De Pauw CVA	55,482	7,204,197

		171,946,366
Denmark — 1.8%
ALK-Abello A/S(a)	31,514	5,053,956
Alm Brand A/S	414,504	3,481,111
Amagerbanken A/S(a)(c)	130,550	—
Ambu A/S, Series B(b)	683,644	14,254,912
Bang & Olufsen A/S(a)	250,132	5,204,198
Bavarian Nordic A/S(a)(b)	135,275	3,131,908
D/S Norden A/S(a)(b)	116,510	1,611,928
Dfds A/S	133,584	5,720,942
FLSmidth & Co. A/S(b)	153,823	8,080,456
GN Store Nord A/S	578,534	24,574,538
Jyske Bank A/S, Registered	274,407	11,222,653
Matas A/S	182,929	1,766,866
Nilfisk Holding A/S(a)	117,164	4,608,483
NKT A/S(a)(b)	117,164	2,206,378
Per Aarsleff Holding A/S	95,513	3,125,890
Rockwool International A/S, Class B	33,128	11,329,940
Royal Unibrew A/S	220,585	15,671,126
Schouw & Co. A/S	68,677	5,616,439
SimCorp A/S	204,704	15,777,071
Solar A/S, Class B	33,129	1,773,501
Spar Nord Bank A/S	336,277	2,788,392
Sydbank A/S	312,445	7,226,658
Topdanmark A/S	213,369	10,174,779
Zealand Pharma A/S(a)(b)	125,240	1,595,765

		165,997,890
Finland — 1.4%
Amer Sports OYJ	477,922	17,777,749
Cargotec OYJ, Class B	131,961	5,487,323
Caverion OYJ(a)(b)	436,331	2,731,475
Citycon OYJ	1,269,381	2,469,512
Cramo OYJ	151,699	2,891,063
DNA OYJ	335,318	6,576,621
Ferratum OYJ(b)	77,001	968,430
Finnair OYJ	221,397	1,664,415
F-Secure OYJ	519,125	1,355,788
Huhtamaki OYJ	468,071	13,147,317
Kemira OYJ	328,898	4,035,883
Kesko OYJ, Class B	256,677	15,012,528
Konecranes OYJ	241,593	8,666,508
Metsa Board OYJ	702,981	6,161,022
Oriola OYJ, Class B	679,593	2,075,184
Outokumpu OYJ	1,087,184	4,570,101
Outotec OYJ(a)	660,307	2,558,709
Ramirent OYJ	304,618	2,226,200
Sanoma OYJ	320,573	3,615,905
Stockmann OYJ Abp, Class B(a)(b)	171,280	585,117
Tieto OYJ	288,295	9,296,530
Uponor OYJ	301,086	3,266,467
Valmet OYJ	485,770	11,074,077
YIT OYJ	559,645	3,189,550

		131,403,474

287

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
France — 3.4%
Air France-KLM, NVS(a)	710,657	$6,892,594
Albioma SA	187,472	3,649,291
ALD SA(d)	172,844	2,579,223
Alten SA, NVS	121,369	11,709,579
Altran Technologies SA, NVS(b)	1,065,176	10,584,488
APERAM SA	174,153	5,939,451
Assystem, NVS	45,254	1,317,768
Axway Software SA, NVS	47,786	758,015
Beneteau SA, NVS	156,946	2,610,509
Boiron SA, NVS	28,287	1,695,475
Bonduelle SCA, NVS	67,500	2,397,674
Cellectis SA, NVS(a)(b)	128,423	3,215,762
CGG SA(a)	2,489,453	6,053,165
Cie. Plastic Omnium SA, NVS	240,366	6,699,726
Coface SA(a)	398,489	3,991,329
DBV Technologies SA(a)(b)	94,451	3,501,618
Derichebourg SA, NVS	533,654	2,575,836
Elior Group SA(d)	408,980	5,899,013
Elis SA, NVS	778,322	15,723,873
Eramet, NVS	40,440	3,732,081
Esso SA Francaise	29,694	1,174,203
Europcar Mobility Group, NVS(d)	406,102	3,855,920
FFP, NVS	33,086	3,891,262
Fnac Darty SA(a)	72,287	5,151,809
Gaztransport Et Technigaz SA	103,522	7,671,129
Genfit, NVS(a)(b)	135,772	3,172,106
Guerbet, NVS(b)	29,895	1,893,474
Haulotte Group SA	207,863	2,359,901
ID Logistics Group, NVS(a)	12,752	2,152,848
Innate Pharma SA(a)(b)	186,101	1,561,430
Interparfums SA, NVS	55,200	2,285,995
IPSOS, NVS	155,357	4,143,680
Jacquet Metal Service SA, NVS	143,452	2,977,700
Korian SA	182,609	7,208,571
Lagardere SCA, NVS	312,309	8,559,911
LISI, NVS	68,051	1,985,458
Maisons du Monde SA(d)	186,378	4,675,425
Manitou BF SA	59,426	1,679,948
Mercialys SA	241,623	3,545,332
Mersen SA, NVS	70,603	2,331,904
Metropole Television SA	203,974	3,954,337
Neopost SA	116,359	3,744,270
Nexans SA(b)	103,522	2,998,074
Nexity SA	153,825	7,376,009
Oeneo SA, NVS	175,188	1,774,560
Orpea, NVS	216,188	26,662,992
Pierre & Vacances SA, NVS(a)	42,025	931,377
Rallye SA, NVS(b)	117,318	1,304,679
Rubis SCA	344,054	17,815,240
Sartorius Stedim Biotech, NVS	114,162	14,176,891
SOITEC, NVS(a)	88,373	6,333,285
Solocal Group, NVS(a)(b)	2,039,998	1,656,131
Sopra Steria Group, NVS	65,523	7,275,598
SPIE SA, NVS	347,144	5,455,506
Ste Industrielle d’Aviation Latecoere SA, NVS(a)	308,489	1,193,656
Synergie SA, NVS(b)	40,473	1,238,164
Tarkett SA, NVS(b)	97,382	2,147,190
Television Francaise 1	385,418	3,930,279
Trigano SA, NVS	48,399	4,921,752
Vallourec SA, NVS(a)(b)	1,372,755	6,521,789

Security	Shares	Value
France (continued)
Vicat SA, NVS	64,731	$3,483,813
Virbac SA, NVS(a)	17,770	2,855,042
Worldline SA/France, NVS(a)(d)	155,933	8,215,611

		309,770,721
Germany — 5.5%
Aareal Bank AG	221,876	8,273,458
ADLER Real Estate AG	107,721	1,745,361
ADO Properties SA(d)	173,713	10,264,446
ADVA Optical Networking SE(a)(b)	200,630	1,642,414
AIXTRON SE(a)(b)	502,384	6,321,254
alstria office REIT AG	445,756	6,424,409
Amadeus Fire AG	29,899	3,421,582
Aumann AG(b)(d)	34,326	1,695,737
AURELIUS Equity Opportunities SE & Co KGaA	103,522	4,825,539
Aurubis AG	144,703	8,801,140
BayWa AG(b)	45,393	1,324,387
Bechtle AG	124,062	11,034,618
Bertrandt AG	27,726	2,296,431
Bilfinger SE	116,967	5,105,032
Borussia Dortmund GmbH & Co. KGaA	578,873	6,276,884
CANCOM SE	176,244	7,204,930
Carl Zeiss Meditec AG, Bearer	153,897	12,633,318
CECONOMY AG	615,223	3,149,399
CompuGroup Medical SE	101,071	5,725,922
CTS Eventim AG & Co. KGaA	220,558	8,286,788
Deutsche EuroShop AG(b)	139,930	4,344,205
Deutsche Pfandbriefbank AG(d)	446,852	5,949,089
Deutz AG	549,977	4,100,335
Diebold Nixdorf AG	87,383	5,663,330
DMG Mori AG	164,495	7,967,787
Draegerwerk AG & Co. KGaA	20,191	986,016
Duerr AG	206,164	7,362,883
ElringKlinger AG	127,149	1,079,055
Evotec AG(a)	541,729	10,710,910
Freenet AG(b)	463,430	10,444,022
Gerresheimer AG	144,836	10,215,620
GFT Technologies SE(b)	59,693	686,496
Grand City Properties SA	501,282	12,143,355
GRENKE AG(b)	116,283	11,172,772
Hamborner REIT AG	224,681	2,265,715
Hapag-Lloyd AG(b)(d)	156,687	5,801,815
Heidelberger Druckmaschinen AG(a)(b)	1,303,001	3,029,500
Indus Holding AG	73,587	4,022,975
Isra Vision AG	84,035	3,613,440
Jenoptik AG	213,997	6,459,379
Kloeckner & Co. SE	257,619	2,171,699
Koenig & Bauer AG(b)	56,542	2,767,603
Krones AG(b)	57,375	5,138,939
KWS Saat SE	10,395	3,533,415
LEG Immobilien AG	269,500	29,515,791
Leoni AG(b)	135,845	4,968,509
MLP SE	496,395	2,868,444
MorphoSys AG(a)	128,084	11,871,267
Nemetschek SE	87,264	11,479,321
Nordex SE(a)	285,027	2,661,105
Norma Group SE	133,535	7,220,120
PATRIZIA Immobilien AG	272,453	4,686,107
Pfeiffer Vacuum Technology AG(b)	43,634	5,438,343
Rational AG	14,171	8,220,899
Rheinmetall AG	174,771	15,156,771

288

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
RHOEN-KLINIKUM AG	301,086	$7,614,364
RIB Software SE(b)	173,946	3,011,526
Rocket Internet SE(a)(d)	319,014	9,224,425
SAF-Holland SA(b)	221,876	3,237,987
Salzgitter AG	160,165	6,420,581
Scout24 AG(d)	392,659	16,310,110
SGL Carbon SE(a)	239,076	2,401,395
Siltronic AG(b)	93,480	8,587,788
Sixt SE(b)	61,602	6,281,830
SLM Solutions Group AG(a)(b)	63,067	1,093,308
SMA Solar Technology AG	62,418	1,456,887
Software AG	251,495	11,281,419
Stabilus SA	81,091	5,443,897
STADA Arzneimittel AG	106,114	9,820,583
STRATEC Biomedical AG(b)	34,819	2,288,196
Stroeer SE & Co. KGaA	126,196	6,603,108
Suedzucker AG(b)	314,935	4,870,824
TAG Immobilien AG	504,197	11,528,433
Takkt AG	179,267	3,046,776
TLG Immobilien AG	295,889	7,523,164
Vossloh AG	59,956	2,775,068
VTG AG, NVS(a)	58,204	3,467,546
Wacker Neuson SE	119,682	2,663,295
XING SE	20,191	6,073,950
zooplus AG(a)(b)	27,452	4,547,474

		499,744,015
Hong Kong — 1.8%
Bright Smart Securities & Commodities Group Ltd.(b)	4,552,000	859,372
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	12,938,512	1,633,942
Cafe de Coral Holdings Ltd.	3,096,000	6,713,779
Champion REIT	15,729,000	10,593,811
China LNG Group Ltd.(a)(b)	10,733,999	1,478,776
Chow Sang Sang Holdings International Ltd.(b)	1,453,000	2,353,892
CITIC Telecom International Holdings Ltd.	7,932,000	2,489,058
CK Life Sciences International Holdings Inc.(b)	21,008,000	1,058,520
CMBC Capital Holdings Ltd.(a)(b)	42,340,000	1,512,259
CSI Properties Ltd.	60,800,000	2,365,487
Dah Sing Banking Group Ltd.	2,556,400	4,858,836
Dah Sing Financial Holdings Ltd.	619,200	3,321,346
Emperor Capital Group Ltd.	17,886,000	844,174
Giordano International Ltd.	7,844,000	3,482,042
Great Eagle Holdings Ltd.	1,548,000	7,069,215
Guotai Junan International Holdings Ltd.(b)	14,432,000	2,614,159
Haitong International Securities Group Ltd.(b)	8,845,000	2,888,384
Health and Happiness H&H International Holdings Ltd.(a)(b)	404,000	2,298,441
HKBN Ltd.	4,335,500	6,503,748
Hopewell Holdings Ltd.	2,372,500	7,323,839
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	11,136,000	4,105,294
Johnson Electric Holdings Ltd.	2,128,750	4,768,331
Kerry Logistics Network Ltd.	2,784,000	4,410,705
Lai Sun Development Co. Ltd.	2,535,353	3,680,424
Landing International Development Ltd.(a)	6,620,643	1,376,591
Lifestyle International Holdings Ltd.	223,500	386,023
Luk Fook Holdings International Ltd.	1,548,000	5,104,447
Man Wah Holdings Ltd.(b)	8,530,000	3,928,017
Melco International Development Ltd.	3,922,000	6,703,931
NewOcean Energy Holdings Ltd.(a)(b)	6,198,000	2,245,366
OP Financial Ltd.	896,000	289,165

Security	Shares	Value
Hong Kong (continued)
Pacific Basin Shipping Ltd.	15,420,000	$3,363,548
Pacific Textiles Holdings Ltd.	3,364,000	3,394,295
Prosperity REIT	10,137,000	3,594,773
Sa Sa International Holdings Ltd.	4,952,000	1,901,360
Shun Tak Holdings Ltd.	9,490,000	3,026,380
SITC International Holdings Co. Ltd.	6,080,000	4,467,281
SmarTone Telecommunications Holdings Ltd.	1,961,000	2,721,596
Television Broadcasts Ltd.	1,369,000	2,888,392
Texwinca Holdings Ltd.(b)	2,906,000	986,040
Town Health International Medical Group Ltd.(a)(b)(c)	7,626,000	9,728
United Laboratories International Holdings Ltd. (The)(b)	3,240,000	2,252,468
Value Partners Group Ltd.(b)	4,700,000	3,489,298
VSTECS Holdings Ltd.	6,800,000	3,218,103
VTech Holdings Ltd.	803,700	9,431,895
Xinyi Automobile Glass Hong Kong Enterprises Ltd.(a)	1	—
Xinyi Glass Holdings Ltd.	8,530,000	8,443,605

		162,450,136
Ireland — 1.0%
C&C Group PLC	1,690,891	6,284,031
Cairn Homes PLC, NVS(a)	196,572	315,380
Dalata Hotel Group PLC	746,950	4,629,432
Glanbia PLC	801,916	14,192,496
Grafton Group PLC	991,177	9,169,286
Green REIT PLC	2,499,356	4,128,901
Hibernia REIT PLC	3,406,044	5,364,311
Irish Continental Group PLC	706,781	4,164,253
Kingspan Group PLC	625,089	27,197,059
Origin Enterprises PLC	554,784	3,564,149
Permanent TSB Group Holdings PLC(a)	700,496	1,508,024
UDG Healthcare PLC	1,115,851	9,010,917

		89,528,239
Israel — 2.0%
Africa Israel Properties Ltd.(a)	111,341	2,892,557
Airport City Ltd.(a)	506,211	5,895,501
Alony Hetz Properties & Investments Ltd.	508,131	4,832,582
Amot Investments Ltd.	535,641	2,660,793
Bayside Land Corp.	4,670	2,006,160
Caesarstone Ltd.	114,848	1,813,450
Cellcom Israel Ltd.(a)(b)	248,435	1,568,487
Clal Insurance Enterprises Holdings Ltd.(a)	165,451	2,746,997
CyberArk Software Ltd.(a)(b)	177,345	12,105,570
Delek Automotive Systems Ltd.	204,319	1,149,987
Delek Group Ltd.	10,434	1,751,708
Electra Ltd./Israel	13,586	3,290,468
First International Bank of Israel Ltd.	182,035	3,921,709
Gazit-Globe Ltd.	314,316	2,627,885
Harel Insurance Investments & Financial Services Ltd.	603,980	4,424,946
IDI Insurance Co. Ltd.	37,981	2,132,617
Israel Discount Bank Ltd., Class A	4,309,878	14,091,455
Ituran Location and Control Ltd.	166,933	5,695,754
Jerusalem Oil Exploration(a)	88,856	5,115,735
Kornit Digital Ltd.(a)(b)	179,219	3,308,383
Matrix IT Ltd.	377,540	4,390,873
Mazor Robotics Ltd.(a)	209,489	6,089,600
Melisron Ltd.	113,528	4,812,949
Menora Mivtachim Holdings Ltd.	203,358	2,258,562
Naphtha Israel Petroleum Corp. Ltd.	504,344	3,163,833
Norstar Holdings Inc.	102,034	1,604,441
Oil Refineries Ltd.	4,051,501	1,924,414

289

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Israel (continued)
Orbotech Ltd.(a)	212,218	$11,871,475
Partner Communications Co. Ltd.(a)	428,241	2,169,853
Paz Oil Co. Ltd.	25,055	3,749,297
Phoenix Holdings Ltd. (The)(b)	542,732	3,005,133
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	77,884	3,971,410
Sapiens International Corp. NV	150,663	1,723,505
Shikun & Binui Ltd.(a)	761,179	1,449,680
Shufersal Ltd.	690,938	4,388,204
SodaStream International Ltd.(a)	95,994	13,764,580
Strauss Group Ltd.	180,170	3,951,232
Tower Semiconductor Ltd.(a)	439,276	6,807,120
UroGen Pharma Ltd.(a)(b)	37,537	1,498,102
Wix.com Ltd.(a)	180,346	17,556,683

		184,183,690
Italy — 3.3%
A2A SpA	6,008,939	9,698,602
ACEA SpA	214,576	2,822,684
Amplifon SpA	396,503	7,035,373
Anima Holding SpA(d)	1,389,598	5,825,588
ASTM SpA	82,966	1,646,960
Autogrill SpA	691,534	6,812,900
Azimut Holding SpA(b)	459,241	5,663,931
Banca Carige SpA(a)(b)	221,999,204	1,232,527
Banca Generali SpA	280,942	5,421,010
Banca IFIS SpA(b)	98,706	1,737,975
Banca Mediolanum SpA	1,049,580	6,094,783
Banca Monte dei Paschi di Siena SpA(a)(b)	999,003	1,644,113
Banca Popolare di Sondrio SCPA	2,061,310	6,511,558
Banco BPM SpA(a)(b)	5,879,623	11,065,422
Beni Stabili SpA SIIQ	5,589,204	4,784,464
Biesse SpA	77,888	1,795,024
BPER Banca	1,719,596	6,542,685
Brembo SpA	578,573	6,411,297
Brunello Cucinelli SpA	71,389	2,446,840
Buzzi Unicem SpA(b)	408,051	7,848,255
Cairo Communication SpA	342,316	1,084,071
Cerved Group SpA	762,761	6,088,613
CIR-Compagnie Industriali Riunite SpA	4,203,847	4,477,377
Credito Emiliano SpA	196,346	1,172,415
Credito Valtellinese SpA(a)(b)	26,598,810	2,784,730
Datalogic SpA	94,568	2,780,548
De’ Longhi SpA	241,182	6,394,545
DiaSorin SpA	115,597	10,975,883
Enav SpA(d)	1,010,923	4,561,085
ERG SpA	274,356	5,126,064
Falck Renewables SpA	696,941	1,411,927
Fincantieri SpA, NVS(a)	2,287,185	3,340,435
FinecoBank Banca Fineco SpA	1,399,321	14,659,532
Geox SpA(b)	405,983	734,618
Hera SpA	3,546,312	9,804,278
IMA Industria Macchine Automatiche SpA(b)	67,245	4,041,981
Infrastrutture Wireless Italiane SpA(d)	906,577	6,317,259
Interpump Group SpA	335,923	9,705,743
Iren SpA	2,764,253	5,991,584
Italgas SpA	2,070,405	10,701,865
Italmobiliare SpA	56,561	1,249,685
Juventus Football Club SpA(a)(b)	2,714,110	2,879,944
La Doria SpA	101,557	1,105,814
Maire Tecnimont SpA	674,451	2,955,873

Security	Shares	Value
Italy (continued)
MARR SpA	293,342	$7,106,092
Mediaset SpA(a)(b)	1,472,982	4,441,106
OVS SpA(a)(b)(d)	639,977	1,131,921
Piaggio & C SpA	698,392	1,496,372
Prima Industrie SpA	201	4,953
RAI Way SpA(d)	395,928	2,052,372
Reply SpA	142,452	7,902,397
Saipem SpA(a)	2,049,207	11,226,159
Salini Impregilo SpA(b)	885,078	1,953,527
Salvatore Ferragamo SpA(b)	219,425	5,198,631
Saras SpA	1,666,712	3,253,829
Societa Cattolica di Assicurazioni SC	658,288	5,329,262
Societa Iniziative Autostradali e Servizi SpA	213,611	3,015,717
Technogym SpA, NVS(d)	331,964	3,633,432
Tod’s SpA(b)	58,986	3,612,381
Unione di Banche Italiane SpA	3,952,578	12,091,859
Unipol Gruppo SpA	2,073,295	8,358,261

		305,196,131
Japan — 31.2%
77 Bank Ltd. (The)	316,800	6,560,291
Achilles Corp.	145,300	2,891,709
Activia Properties Inc.	2,424	10,052,120
Adastria Co. Ltd.(b)	194,280	3,164,119
ADEKA Corp.	392,300	5,829,490
Advance Residence Investment Corp.	5,568	14,219,109
Advantest Corp.	803,500	14,816,211
Aeon Delight Co. Ltd.	86,700	2,903,956
AEON REIT Investment Corp.	6,066	6,691,923
Ai Holdings Corp.	227,600	4,344,073
Aica Kogyo Co. Ltd.	242,500	7,219,884
Aida Engineering Ltd.	309,900	2,553,781
Aiful Corp.(a)(b)	2,440,700	6,444,806
Ain Holdings Inc.	113,700	8,906,189
Akatsuki Inc.(b)	10,600	415,152
Akebono Brake Industry Co. Ltd.(a)(b)	770,500	1,549,807
Alpine Electronics Inc.	227,600	3,874,171
Amano Corp.	264,900	5,633,423
Anicom Holdings Inc.(b)	73,900	2,360,635
Anritsu Corp.	694,400	10,533,984
Aoyama Trading Co. Ltd.	238,000	7,212,441
Arcs Co. Ltd.	234,700	5,694,108
Ariake Japan Co. Ltd.	92,600	8,205,219
Asahi Diamond Industrial Co. Ltd.	309,900	1,957,899
Asahi Holdings Inc.	101,300	2,167,733
Asahi Intecc Co. Ltd.	486,600	19,898,622
ASKA Pharmaceutical Co. Ltd.	145,300	1,915,789
ASKUL Corp.(b)	86,800	2,391,990
Autobacs Seven Co. Ltd.	320,800	5,159,293
Avex Inc.	225,200	3,031,136
Awa Bank Ltd. (The)	308,300	8,400,359
Azbil Corp.	580,300	10,808,476
Bank of Iwate Ltd. (The)	71,600	2,731,275
Bank of Nagoya Ltd. (The)(b)	154,800	4,896,868
Bell System24 Holdings Inc.	20,600	272,342
Benefit One Inc.	235,000	6,049,134
Bic Camera Inc.	515,700	6,822,384
Broadleaf Co. Ltd.(b)	619,900	3,581,364
Bunka Shutter Co. Ltd.	393,100	2,755,235
Canon Marketing Japan Inc.	228,300	4,327,090
Capcom Co. Ltd.	399,800	8,303,852

290

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Central Glass Co. Ltd.	150,400	$3,251,748
Chiyoda Corp.(b)	838,100	4,173,605
Chugoku Bank Ltd. (The)	404,000	3,644,251
Ci:z Holdings Co. Ltd.	174,000	9,034,956
Citizen Watch Co. Ltd.	1,121,700	6,450,607
CKD Corp.	309,900	3,569,802
Clarion Co. Ltd.(b)	141,900	3,104,436
cocokara fine Inc.	4,300	236,613
Colowide Co. Ltd.(b)	309,900	7,548,758
Comforia Residential REIT Inc.	3,153	7,546,190
COMSYS Holdings Corp.	474,500	13,223,185
Comture Corp.	10,500	319,592
COOKPAD Inc.(b)	252,300	925,543
Cosmo Energy Holdings Co. Ltd.	291,400	10,831,802
Cosmos Pharmaceutical Corp.	45,100	9,219,414
Create SD Holdings Co. Ltd.	19,400	492,155
Daido Steel Co. Ltd.	121,300	4,997,962
Daihen Corp.	141,900	3,321,960
Daiichikosho Co. Ltd.	159,000	7,326,215
Daikokutenbussan Co. Ltd.(b)	84,300	3,152,240
Daikyo Inc.	145,300	3,813,554
Daio Paper Corp.(b)	392,200	5,091,250
Daiseki Co. Ltd.	149,100	3,532,793
Daishi Hokuetsu Financial Group Inc.	238,800	8,590,918
Daiwa Office Investment Corp.	1,548	9,450,817
Daiwabo Holdings Co. Ltd.	145,300	8,587,577
DCM Holdings Co. Ltd.	392,200	3,808,880
Denka Co. Ltd.	357,000	11,641,132
Descente Ltd.	227,600	5,961,505
Dexerials Corp.	227,600	1,958,261
DIC Corp.	336,400	9,941,022
Digital Arts Inc.	8,600	393,975
Digital Garage Inc.(b)	189,300	5,174,698
Dip Corp.	161,700	3,521,852
DMG Mori Co. Ltd.	518,300	7,508,932
Dowa Holdings Co. Ltd.	246,600	7,199,920
Duskin Co. Ltd.	309,900	7,051,732
Ebara Corp.	411,000	12,018,076
EDION Corp.(b)	474,500	4,986,549
en-japan Inc.	168,400	6,729,733
eRex Co. Ltd.(b)	80,800	673,005
Euglena Co. Ltd.(a)(b)	382,200	2,184,387
Exedy Corp.	227,600	5,618,658
Ezaki Glico Co. Ltd.	185,500	9,237,606
F@N Communications Inc.	373,300	2,070,673
Fancl Corp.	243,300	10,757,760
Financial Products Group Co. Ltd.	338,300	3,306,410
Foster Electric Co. Ltd.	28,200	410,550
FP Corp.	89,600	4,596,908
Frontier Real Estate Investment Corp.	1,704	6,530,327
Fudo Tetra Corp.	169,620	2,582,138
Fuji Corp./Aichi	404,200	5,658,907
Fuji Oil Holdings Inc.	320,000	9,229,542
Fuji Seal International Inc.	238,900	7,250,299
Fuji Soft Inc.	145,300	6,669,213
Fujibo Holdings Inc.	71,600	2,080,971
Fujikura Ltd.	1,131,400	4,882,299
Fujimi Inc.	155,700	3,558,108
Fujitec Co. Ltd.	307,500	3,351,424
Fujitsu General Ltd.	252,400	3,768,499

Security	Shares	Value
Japan (continued)
Fukuoka REIT Corp.	4,041	$6,105,095
Funai Soken Holdings Inc.	261,360	5,541,930
Furukawa Co. Ltd.(b)	145,300	1,802,490
Furukawa Electric Co. Ltd.	322,500	8,730,118
Futaba Industrial Co. Ltd.	607,200	3,325,060
Fuyo General Lease Co. Ltd.	71,600	3,977,954
Geo Holdings Corp.(b)	228,500	3,492,645
Global One Real Estate Investment Corp.	6,195	6,246,874
Glory Ltd.	321,200	7,491,014
GLP J-REIT	13,749	13,608,288
GMO Internet Inc.	348,700	4,980,766
GMO Payment Gateway Inc.	168,000	8,157,725
GNI Group Ltd.(a)(b)	49,999	1,468,669
Goldwin Inc.(b)	6,900	491,569
Gree Inc.	638,900	2,677,770
GS Yuasa Corp.	308,300	6,337,832
GungHo Online Entertainment Inc.(b)	2,272,500	4,087,701
Gunma Bank Ltd. (The)	1,294,400	5,872,427
Gunosy Inc.(a)(b)	28,700	760,383
Gunze Ltd.	74,800	3,320,615
Gurunavi Inc.	145,300	1,109,819
H2O Retailing Corp.	392,200	6,092,124
Hachijuni Bank Ltd. (The)	161,600	684,461
Hanwa Co. Ltd.	235,000	7,714,988
Harmonic Drive Systems Inc.(b)	169,100	5,146,945
Haseko Corp.	1,212,600	15,375,753
Hazama Ando Corp.	803,700	5,540,549
Heiwa Corp.	228,500	5,229,857
Heiwa Real Estate Co. Ltd.	309,900	5,744,635
Heiwa Real Estate REIT Inc.	6,427	6,304,275
Hirata Corp.(b)	13,100	809,065
Hiroshima Bank Ltd. (The)	610,100	3,778,830
HIS Co. Ltd.	227,600	6,907,359
Hitachi Capital Corp.	227,600	5,590,423
Hitachi Transport System Ltd.	14,300	367,970
Hitachi Zosen Corp.	793,200	3,015,221
Hogy Medical Co. Ltd.	164,400	4,850,933
Hokkaido Electric Power Co. Inc.(b)	803,700	4,700,208
Hokkoku Bank Ltd. (The)	238,000	8,751,938
Hokuetsu Corp.	639,100	3,052,367
Hokuhoku Financial Group Inc.	474,500	5,898,928
Hokuriku Electric Power Co.(a)(b)	646,400	6,025,544
Horiba Ltd.	162,200	7,617,385
Hoshino Resorts REIT Inc.	873	4,099,863
Hosiden Corp.	392,200	3,603,840
House Foods Group Inc.	324,000	9,330,557
Hulic Reit Inc.	4,041	5,875,930
Hyakugo Bank Ltd. (The)	1,623,500	5,984,458
Hyakujushi Bank Ltd. (The)	238,000	6,090,506
Ibiden Co. Ltd.	423,500	5,231,128
IBJ Leasing Co. Ltd.	145,300	3,651,330
Ichigo Inc.	1,731,200	5,660,474
Ichigo Office REIT Investment	7,308	5,996,374
IDOM Inc.	309,900	1,046,227
Iino Kaiun Kaisha Ltd.	688,500	3,025,971
Inabata & Co. Ltd.	309,900	4,146,462
Industrial & Infrastructure Fund Investment Corp.	6,421	6,446,319
Ines Corp.	310,800	3,632,495
Infomart Corp.(b)	475,400	4,928,608
Internet Initiative Japan Inc.	145,300	2,808,022

291

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Invesco Office J-Reit Inc.	60,964	$8,616,152
Invincible Investment Corp.	27,293	11,293,989
Iriso Electronics Co. Ltd.	152,300	6,443,955
Iseki & Co. Ltd.	145,300	2,493,874
Ishihara Sangyo Kaisha Ltd.(a)(b)	310,400	3,713,083
Istyle Inc.(b)	242,700	2,180,655
Ito En Ltd.	248,700	10,599,858
Itochu Techno-Solutions Corp.	477,900	9,062,124
Itoham Yonekyu Holdings Inc.	570,000	3,586,017
Itoki Corp.	309,900	1,609,157
Iwatani Corp.	150,400	5,310,744
Iyo Bank Ltd. (The)	969,800	5,766,123
Izumi Co. Ltd.	238,000	12,948,651
J Trust Co. Ltd.(b)	309,900	1,584,443
Jaccs Co. Ltd.	150,400	2,822,624
Jafco Co. Ltd.	154,800	5,980,488
Japan Aviation Electronics Industry Ltd.	33,000	438,908
Japan Display Inc.(a)	3,000,200	2,897,717
Japan Excellent Inc.	6,391	8,290,660
Japan Hotel REIT Investment Corp.	15,992	11,378,828
Japan Investment Adviser Co. Ltd.	32,000	1,002,348
Japan Lifeline Co. Ltd.(b)	324,400	4,711,281
Japan Logistics Fund Inc.	4,745	9,468,557
Japan Petroleum Exploration Co. Ltd.	145,300	3,078,395
Japan Rental Housing Investments Inc.	8,381	6,572,314
Japan Securities Finance Co. Ltd.	956,600	5,374,014
Japan Steel Works Ltd. (The)	309,900	6,576,674
JCR Pharmaceuticals Co. Ltd.	9,900	420,633
JEOL Ltd.	16,000	263,134
JINS Inc.(b)	72,900	4,140,614
Juroku Bank Ltd. (The)	238,000	5,386,133
JVC Kenwood Corp.	955,380	2,353,424
kabu.com Securities Co. Ltd.	1,120,000	4,039,165
Kadokawa Dwango(a)	240,267	2,397,241
Kagome Co. Ltd.	498,400	13,293,022
Kaken Pharmaceutical Co. Ltd.	135,900	6,815,772
Kanamoto Co. Ltd.	107,100	3,577,750
Kanematsu Corp.	297,800	3,828,876
Katitas Co. Ltd.(b)	80,800	1,956,011
Kawasaki Kisen Kaisha Ltd.(a)(b)	392,200	5,244,161
Keihin Corp.	168,200	3,322,120
Keiyo Bank Ltd. (The)	1,184,800	8,661,202
Kenedix Inc.	1,565,700	8,143,777
Kenedix Office Investment Corp.	1,690	10,467,503
Kenedix Residential Next Investment Corp.	3,049	4,657,725
Kenedix Retail REIT Corp.	2,378	5,057,109
Kewpie Corp.	474,500	10,944,340
Kinden Corp.	803,700	12,889,965
Kintetsu World Express Inc.	145,300	2,256,975
Kitanotatsujin Corp.(b)	173,300	893,718
Kitz Corp.	547,800	4,363,761
Kiyo Bank Ltd. (The)	474,500	7,059,373
KLab Inc.(b)	166,300	1,467,678
Koa Corp.(b)	228,100	3,144,952
Kobe Bussan Co. Ltd.	20,000	508,263
Kokuyo Co. Ltd.	396,200	6,263,088
Komeri Co. Ltd.	227,600	5,901,002
Komori Corp.	227,600	2,470,515
Konishi Co. Ltd.	228,500	3,205,135
Koshidaka Holdings Co. Ltd.	109,100	1,269,313

Security	Shares	Value
Japan (continued)
K’s Holdings Corp.	843,740	$10,661,231
Kumagai Gumi Co. Ltd.	169,100	4,414,236
Kura Corp.	5,300	307,137
Kusuri no Aoki Holdings Co. Ltd.	6,200	444,996
KYB Corp.(b)	71,600	1,717,436
KYORIN Holdings Inc.	235,700	5,152,380
Kyoritsu Maintenance Co. Ltd.	175,400	7,786,576
Kyowa Exeo Corp.	392,200	10,564,778
Kyudenko Corp.	192,700	7,026,366
Kyushu Financial Group Inc.	1,468,600	6,493,566
LaSalle Logiport REIT	6,465	5,952,005
Lasertec Corp.	193,300	5,549,528
Leopalace21 Corp.	1,260,800	5,261,945
Lifull Co. Ltd.(a)	311,700	2,110,131
Link And Motivation Inc.	46,600	457,515
Lintec Corp.	174,300	4,126,796
Macnica Fuji Electronics Holdings Inc.	181,150	2,619,616
Macromill Inc.(b)	17,100	339,409
Maeda Corp.	780,800	8,828,149
Maeda Kosen Co. Ltd.	229,400	4,453,639
Maeda Road Construction Co. Ltd.	242,400	4,422,503
Makino Milling Machine Co. Ltd.	141,900	5,419,246
Maruha Nichiro Corp.	230,200	8,342,723
Marusan Securities Co. Ltd.	474,500	3,653,719
Marvelous Inc.(b)	231,500	1,850,277
Matsui Securities Co. Ltd.	474,500	4,839,391
Matsumotokiyoshi Holdings Co. Ltd.	357,000	12,874,839
Matsuya Co. Ltd.	227,600	2,157,919
Maxell Holdings Ltd.	80,800	1,028,123
MCJ Co. Ltd.	53,600	426,976
MCUBS MidCity Investment Corp.	11,964	9,180,651
Megachips Corp.(b)	13,800	265,105
Megmilk Snow Brand Co. Ltd.	242,400	5,674,722
Meidensha Corp.	141,900	2,005,498
Meitec Corp.	156,200	6,546,684
Micronics Japan Co. Ltd.(b)	158,100	1,012,860
Ministop Co. Ltd.	234,500	4,328,240
Miraca Holdings Inc.	248,000	6,043,153
Mirait Holdings Corp.	309,900	5,003,215
Misawa Homes Co. Ltd.	227,600	1,706,168
Mitsubishi Logistics Corp.	161,600	3,698,665
Mitsubishi Steel Manufacturing Co. Ltd.	227,600	3,995,176
Mitsui E&S Holdings Co. Ltd.(a)	309,900	5,217,403
Mitsui Mining & Smelting Co. Ltd.	232,700	6,587,892
Miura Co. Ltd.	405,700	9,939,839
Mixi Inc.	80,800	1,765,565
Mizuno Corp.	200,500	4,688,490
Modec Inc.	71,600	2,157,104
Monex Group Inc.(b)	930,870	3,670,525
Money Forward Inc.(a)(b)	14,400	484,870
Monogatari Corp. (The)	5,200	464,454
MonotaRO Co. Ltd.	641,100	14,150,725
Mori Hills REIT Investment Corp.	6,497	8,036,695
Mori Trust Sogo REIT Inc.	4,745	6,727,216
Morinaga & Co. Ltd./Japan	182,000	7,313,544
Morinaga Milk Industry Co. Ltd.	162,300	4,328,767
MOS Food Services Inc.	241,900	6,408,941
Musashi Seimitsu Industry Co. Ltd.	22,400	326,904
Musashino Bank Ltd. (The)	238,000	6,453,236
Nachi-Fujikoshi Corp.(b)	71,600	2,921,607

292

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Nagase & Co. Ltd.	556,800	$8,752,498
Nakanishi Inc.	258,800	6,060,949
Namura Shipbuilding Co. Ltd.	309,900	1,381,239
Nankai Electric Railway Co. Ltd.	483,200	11,821,498
Nanto Bank Ltd. (The)	154,800	3,545,771
NET One Systems Co. Ltd.	516,200	10,803,814
Nextage Co. Ltd.(b)	110,800	1,018,117
NHK Spring Co. Ltd.	860,000	7,391,786
Nichias Corp.	16,500	360,250
Nichicon Corp.	392,200	3,256,315
Nichiha Corp.	154,800	3,414,091
Nichi-Iko Pharmaceutical Co. Ltd.	242,500	3,311,262
Nichirei Corp.	475,000	11,469,363
Nifco Inc./Japan	476,100	10,846,246
Nihon Kohden Corp.	392,200	11,711,612
Nihon M&A Center Inc.	642,500	15,411,346
Nihon Nohyaku Co. Ltd.	384,700	2,130,499
Nihon Parkerizing Co. Ltd.	639,100	7,718,695
Nihon Unisys Ltd.	334,300	7,325,541
Nikkiso Co. Ltd.	392,200	4,556,060
Nikkon Holdings Co. Ltd.	474,500	11,478,313
Nippo Corp.	164,400	2,706,616
Nippon Accommodations Fund Inc.	1,726	7,906,978
Nippon Carbon Co. Ltd.(b)	25,300	1,434,761
Nippon Chemi-Con Corp.	33,200	753,108
Nippon Denko Co. Ltd.(b)	328,800	780,811
Nippon Gas Co. Ltd.	175,800	5,319,720
Nippon Kayaku Co. Ltd.	780,800	9,326,290
Nippon Light Metal Holdings Co. Ltd.	3,072,800	6,480,230
Nippon Paper Industries Co. Ltd.	420,500	7,634,615
Nippon Parking Development Co. Ltd.	1,916,000	2,682,451
NIPPON REIT Investment Corp.	2,530	8,227,460
Nippon Seiki Co. Ltd.	227,400	3,997,710
Nippon Sharyo Ltd.(a)	154,800	4,068,378
Nippon Sheet Glass Co. Ltd.	461,000	3,901,068
Nippon Shinyaku Co. Ltd.	205,500	11,854,193
Nippon Shokubai Co. Ltd.	154,800	9,985,769
Nippon Soda Co. Ltd.	308,100	8,037,273
Nippon Steel & Sumikin Bussan Corp.	71,600	3,127,801
Nippon Suisan Kaisha Ltd.	1,726,900	11,032,696
Nippon Thompson Co. Ltd.	46,800	271,208
Nipro Corp.	619,800	7,897,500
Nishimatsu Construction Co. Ltd.	168,200	3,915,302
Nishimatsuya Chain Co. Ltd.	392,200	3,496,107
Nishi-Nippon Financial Holdings Inc.	639,100	6,093,408
Nishi-Nippon Railroad Co. Ltd.	316,800	7,834,733
Nishio Rent All Co. Ltd.	154,800	4,979,168
Nissan Shatai Co. Ltd.	392,200	3,165,958
Nissha Co. Ltd.(b)	145,300	2,366,412
Nisshin OilliO Group Ltd. (The)(b)	235,000	7,048,647
Nisshin Steel Co. Ltd.	273,000	3,570,493
Nisshinbo Holdings Inc.	588,700	6,504,886
Nissin Electric Co. Ltd.	227,600	1,861,458
Nitto Boseki Co. Ltd.	153,200	3,038,072
Nitto Kogyo Corp.	145,300	2,526,061
Noevir Holdings Co. Ltd.	92,400	3,938,186
NOF Corp.	386,800	10,984,839
Nojima Corp.	145,300	3,431,168
Nomura Co. Ltd.	227,600	5,172,956
Noritsu Koki Co. Ltd.	23,700	532,360

Security	Shares	Value
Japan (continued)
North Pacific Bank Ltd.	1,974,400	$5,930,810
NSD Co. Ltd.	404,740	8,585,774
NTN Corp.	2,216,000	8,129,228
NTT Urban Development Corp.	327,400	4,870,893
Obara Group Inc.	71,600	2,820,097
Ogaki Kyoritsu Bank Ltd. (The)	238,000	5,282,797
Okasan Securities Group Inc.	708,800	3,397,818
Oki Electric Industry Co. Ltd.	349,500	4,793,992
Okinawa Electric Power Co. Inc. (The)	360,450	6,729,592
OKUMA Corp.	149,900	7,504,630
Okumura Corp.	155,900	4,910,943
Open House Co. Ltd.	157,600	6,193,399
Optex Group Co. Ltd.	13,900	253,601
Orient Corp.(b)	2,924,700	4,587,053
Orix JREIT Inc.	10,795	16,509,831
OSAKA Titanium Technologies Co. Ltd.(b)	21,400	335,445
OSG Corp.	392,200	8,111,247
OSJB Holdings Corp.(b)	1,200,000	3,030,437
Outsourcing Inc.(b)	461,800	5,851,526
Pacific Metals Co. Ltd.	71,600	2,008,010
PALTAC Corp.	82,200	4,195,401
Paramount Bed Holdings Co. Ltd.	74,100	3,122,108
Pasona Group Inc.(b)	21,400	260,354
Penta-Ocean Construction Co. Ltd.	1,486,200	8,902,319
Pepper Food Service Co. Ltd.(b)	95,500	2,695,206
PeptiDream Inc.(a)(b)	404,100	13,266,497
Pigeon Corp.	536,000	22,749,900
Pilot Corp.	147,800	8,172,186
Pioneer Corp.(a)(b)	2,257,700	2,020,537
Plenus Co. Ltd.(b)	82,200	1,314,705
Premier Investment Corp.	7,223	7,469,090
Press Kogyo Co. Ltd.	793,200	3,626,700
Pressance Corp.	25,400	288,987
Prima Meat Packers Ltd.	179,400	3,384,366
Proto Corp.	240,300	3,183,275
Qol Holdings Co. Ltd.	154,400	3,254,775
Raito Kogyo Co. Ltd.	307,500	4,155,221
Raysum Co. Ltd.(b)	24,100	296,192
Relia Inc.	238,500	2,639,551
Relo Group Inc.	506,900	11,974,617
Remixpoint Inc.(b)	227,100	1,521,311
Rengo Co. Ltd.	803,700	7,000,462
Resorttrust Inc.	392,200	6,036,519
Ricoh Leasing Co. Ltd.	71,600	2,350,609
Ringer Hut Co. Ltd.(b)	227,600	4,565,916
Riso Kagaku Corp.	145,300	3,070,670
Rohto Pharmaceutical Co. Ltd.	419,400	13,304,258
Round One Corp.	360,800	4,271,222
Ryobi Ltd.	150,400	4,391,192
Ryosan Co. Ltd.	154,800	4,464,791
S Foods Inc.	114,600	4,625,431
Sac’s Bar Holdings Inc.(b)	228,500	2,024,722
Saizeriya Co. Ltd.(b)	145,800	2,762,132
Sakata Seed Corp.	164,400	5,200,549
SanBio Co. Ltd.(a)	101,400	3,306,473
Sangetsu Corp.	234,100	4,501,325
San-in Godo Bank Ltd. (The)	886,400	6,739,012
Sanken Electric Co. Ltd.(b)	141,900	3,145,929
Sanki Engineering Co. Ltd.	309,900	3,031,586
Sankyo Tateyama Inc.	150,300	1,690,051

293

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Sankyu Inc.	323,500	$15,307,164
Sanrio Co. Ltd.(b)	19,800	397,561
Sanwa Holdings Corp.	969,200	11,379,115
Sanyo Special Steel Co. Ltd.	150,400	3,458,314
Sapporo Holdings Ltd.	310,600	5,782,381
Sato Holdings Corp.	97,700	2,891,480
Sawai Pharmaceutical Co. Ltd.	164,600	8,357,255
SCREEN Holdings Co. Ltd.	172,800	9,416,685
SCSK Corp.	238,080	10,094,482
Seikagaku Corp.	228,500	3,387,360
Seiko Holdings Corp.	150,400	3,608,907
Seino Holdings Co. Ltd.	639,100	8,856,962
Seiren Co. Ltd.	311,700	4,443,979
Sekisui House Reit Inc.	9,698	6,058,296
Senshu Ikeda Holdings Inc.	1,166,380	3,586,317
Septeni Holdings Co. Ltd.(b)	803,700	1,367,333
Seria Co. Ltd.(b)	195,100	6,577,958
Shibuya Corp.	71,600	2,404,537
SHIFT Inc.(a)	9,900	326,330
Shiga Bank Ltd. (The)	308,300	7,179,234
Shikoku Electric Power Co. Inc.	641,400	8,070,427
Shima Seiki Manufacturing Ltd.	154,300	4,170,086
Shimachu Co. Ltd.	309,900	8,119,926
Shinko Electric Industries Co. Ltd.	303,000	2,107,616
Shinko Plantech Co. Ltd.	392,200	3,652,494
Shinmaywa Industries Ltd.	323,700	3,981,176
Ship Healthcare Holdings Inc.	175,400	6,348,934
SHO-BOND Holdings Co. Ltd.	87,500	6,233,663
Shochiku Co. Ltd.	21,700	2,117,026
Showa Corp.	288,700	3,998,388
Sinanen Holdings Co. Ltd.	145,300	3,458,206
Sinfonia Technology Co. Ltd.	23,800	311,485
SKY Perfect JSAT Holdings Inc.	1,095,000	4,870,763
Skylark Holdings Co. Ltd.(b)	790,600	12,315,580
SMS Co. Ltd.	338,400	5,670,235
Sodick Co. Ltd.	227,600	1,714,235
Sojitz Corp.	6,318,000	21,273,670
Sosei Group Corp.(a)(b)	475,500	3,695,126
Sotetsu Holdings Inc.	483,200	14,792,929
SPARX Group Co. Ltd.	868,000	1,861,291
Square Enix Holdings Co. Ltd.	392,200	14,057,410
Star Micronics Co. Ltd.	309,900	4,412,824
Stella Chemifa Corp.	9,900	301,768
Sugi Holdings Co. Ltd.	181,000	8,291,790
Sumitomo Bakelite Co. Ltd.	308,300	11,159,501
Sumitomo Forestry Co. Ltd.	639,100	9,508,209
Sumitomo Mitsui Construction Co. Ltd.	821,380	5,160,236
Sumitomo Osaka Cement Co. Ltd.	154,800	5,761,021
Sumitomo Warehouse Co. Ltd. (The)	768,300	9,034,018
Sushiro Global Holdings Ltd.	11,000	578,973
Systena Corp.	34,100	411,841
Tadano Ltd.	557,300	6,014,722
Taikisha Ltd.	86,700	2,450,693
Taiyo Yuden Co. Ltd.(b)	484,900	9,792,097
Takara Bio Inc.	291,900	6,887,862
Takara Holdings Inc.	824,100	11,574,131
Takara Leben Co. Ltd.	474,500	1,366,466
Takasago Thermal Engineering Co. Ltd.	227,600	3,892,322
Takeuchi Manufacturing Co. Ltd.	162,400	3,362,977
TechnoPro Holdings Inc.	162,300	8,484,959

Security	Shares	Value
Japan (continued)
Teikoku Sen-I Co. Ltd.	154,800	$3,396,259
Tekken Corp.	71,600	1,789,128
TIS Inc.	379,200	17,001,923
TKP Corp.(a)(b)	8,000	272,917
Toa Corp./Tokyo	14,700	247,616
Toagosei Co. Ltd.	881,000	9,055,514
TOC Co. Ltd.	639,100	4,354,862
Toda Corp.	1,454,500	9,807,935
Toho Bank Ltd. (The)	808,700	2,873,499
Toho Holdings Co. Ltd.(b)	242,500	6,373,267
Toho Titanium Co. Ltd.(b)	227,600	2,321,276
Toho Zinc Co. Ltd.	71,600	2,290,337
Tokai Carbon Co. Ltd.(b)	808,400	12,650,165
Tokai Rika Co. Ltd.	227,600	4,158,533
Tokai Tokyo Financial Holdings Inc.	956,600	4,941,720
Tokuyama Corp.	293,700	6,594,620
Tokyo Broadcasting System Holdings Inc.	162,000	3,011,617
Tokyo Dome Corp.	472,100	4,158,145
Tokyo Kiraboshi Financial Group Inc.	99,844	1,616,366
Tokyo Ohka Kogyo Co. Ltd.	154,800	4,156,165
Tokyo Seimitsu Co. Ltd.	238,000	5,725,666
Tokyo Steel Manufacturing Co. Ltd.	474,500	3,737,810
Tokyotokeiba Co. Ltd.	81,300	2,874,370
Tokyu Construction Co. Ltd.	392,240	3,552,074
Tokyu REIT Inc.	5,568	7,839,752
TOMONY Holdings Inc.	1,201,700	4,674,550
Tomy Co. Ltd.	392,200	4,576,912
Topcon Corp.	445,000	6,474,591
Topre Corp.	227,600	4,739,356
Toridoll Holdings Corp.(b)	145,300	2,460,399
Toshiba Machine Co. Ltd.	141,900	2,693,277
Toshiba Plant Systems & Services Corp.	174,800	3,574,839
Totetsu Kogyo Co. Ltd.	154,800	3,822,849
Toyo Construction Co. Ltd.	607,200	2,485,724
Toyo Ink SC Holdings Co. Ltd.	139,600	3,252,035
Toyo Kanetsu KK	71,600	1,601,333
Toyo Tanso Co. Ltd.	9,900	256,590
Toyo Tire & Rubber Co. Ltd.	476,300	7,976,669
Toyobo Co. Ltd.	392,200	5,581,261
Toyota Boshoku Corp.	252,300	4,218,600
TPR Co. Ltd.	238,000	5,801,586
Trusco Nakayama Corp.	168,200	4,240,211
TS Tech Co. Ltd.	227,600	6,554,428
TSI Holdings Co. Ltd.	474,500	3,233,268
Tsubaki Nakashima Co. Ltd.(b)	20,900	385,202
Tsubakimoto Chain Co.	141,900	5,469,541
Tsugami Corp.	53,000	476,674
Tsukui Corp.	324,000	2,787,683
Tsumura & Co.	262,300	8,181,259
UACJ Corp.(b)	155,794	3,413,926
Ube Industries Ltd.	420,500	9,195,818
Ulvac Inc.	238,000	7,771,299
Unipres Corp.	145,300	2,605,885
United Arrows Ltd.	154,800	5,829,604
UNITED Inc./Japan(b)	51,100	1,069,951
United Super Markets Holdings Inc.	475,400	5,215,056
Unitika Ltd.(a)(b)	556,800	2,841,848
Universal Entertainment Corp.(a)(b)	104,300	3,160,746
Unizo Holdings Co. Ltd.	28,600	538,523
Ushio Inc.	474,500	5,747,565

294

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
UT Group Co. Ltd.(a)	80,800	$2,430,694
V Technology Co. Ltd.	25,500	3,294,404
Valor Holdings Co. Ltd.	227,600	4,890,612
Vector Inc.	25,200	431,853
VT Holdings Co. Ltd.	444,600	1,851,597
Wacoal Holdings Corp.	386,800	10,659,235
Wacom Co. Ltd.	856,200	3,998,205
Welcia Holdings Co. Ltd.	259,200	13,229,294
W-Scope Corp.(b)	145,300	1,443,279
Xebio Holdings Co. Ltd.	227,600	3,158,226
Yahagi Construction Co. Ltd.	228,500	1,642,050
YAMABIKO Corp.	309,900	3,339,138
YA-MAN Ltd.	144,400	2,330,002
Yamato Kogyo Co. Ltd.	168,200	4,426,512
Yodogawa Steel Works Ltd.	293,600	6,389,452
Yokogawa Bridge Holdings Corp.	225,200	3,655,721
Yokohama Reito Co. Ltd.(b)	579,900	4,604,053
Yondoshi Holdings Inc.	72,300	1,536,267
Yonex Co. Ltd.(b)	252,500	1,458,775
Yoshinoya Holdings Co. Ltd.(b)	392,200	6,443,124
Yumeshin Holdings Co. Ltd.	314,800	2,683,422
Zenkoku Hosho Co. Ltd.	238,000	8,625,404
Zenrin Co. Ltd.	218,000	5,422,232
Zensho Holdings Co. Ltd.	404,700	7,846,206
Zeon Corp.	780,800	7,562,043
ZERIA Pharmaceutical Co. Ltd.	228,500	4,274,188
ZIGExN Co. Ltd.(a)	43,300	267,424
Zojirushi Corp.(b)	227,600	2,480,599

		2,843,195,266
Netherlands — 3.0%
Aalberts Industries NV	528,798	19,442,557
Accell Group NV	120,394	2,095,294
AMG Advanced Metallurgical Group NV	111,764	5,354,091
Arcadis NV	182,628	2,472,772
ASM International NV	208,804	8,987,874
ASR Nederland NV	576,897	26,250,698
BE Semiconductor Industries NV	360,913	7,741,088
BinckBank NV	542,175	2,629,252
Boskalis Westminster(b)	236,751	6,829,660
Brunel International NV	112,905	1,400,800
Constellium NV, Class A(a)(b)	360,912	3,269,863
Corbion NV	310,553	9,444,242
COSMO Pharmaceuticals NV(a)(b)	34,827	4,390,162
Eurocommercial Properties NV	184,098	6,820,963
Euronext NV(d)	235,228	14,512,284
Flow Traders(d)	135,017	4,301,824
Fugro NV, CVA(a)(b)	341,318	4,408,724
Gemalto NV(a)	305,597	17,437,478
IMCD NV	208,293	14,148,576
Intertrust NV(d)	247,608	3,997,868
InterXion Holding NV(a)	301,927	17,774,443
Kendrion NV	90,146	2,732,242
Koninklijke BAM Groep NV	1,083,483	3,733,253
NSI NV	101,332	4,001,274
OCI NV(a)	302,623	8,620,175
Pharming Group NV(a)(b)	2,673,621	2,914,230
PostNL NV	1,791,267	5,309,418
Rhi Magnesita NV(b)	161,451	8,085,593
SBM Offshore NV	665,113	11,515,099
Signify NV(d)	396,571	9,795,493

Security	Shares	Value
Netherlands (continued)
SNS REAAL NV(a)(b)(c)	291,555	$3
Takeaway.com NV(a)(d)	88,838	5,234,208
TKH Group NV	152,060	7,694,538
TomTom NV(a)	577,854	4,842,436
Vastned Retail NV	101,747	4,034,953
Wereldhave NV	144,635	4,980,271
Wessanen	442,509	4,640,314

		271,844,013
New Zealand — 0.8%
Air New Zealand Ltd.	2,121,919	3,879,716
Argosy Property Ltd.	2,588,922	1,808,905
Chorus Ltd.	1,773,476	5,500,878
Contact Energy Ltd.	1,735,827	6,336,235
Freightways Ltd.	1,891,705	9,116,389
Genesis Energy Ltd.	992,811	1,517,035
Goodman Property Trust	2,779,292	2,722,316
Infratil Ltd.	2,164,608	4,834,131
Kiwi Property Group Ltd.	12,603,184	10,822,288
Mercury NZ Ltd.	161,600	358,784
New Zealand Refining Co. Ltd. (The)	803,155	1,232,481
Precinct Properties New Zealand Ltd.	3,019,795	2,780,415
Sky Network Television Ltd.	193,036	282,357
SKYCITY Entertainment Group Ltd.	2,679,409	6,701,173
Trade Me Group Ltd.	1,591,228	5,039,497
Z Energy Ltd.	1,466,022	5,839,604

		68,772,204
Norway — 2.0%
Akastor ASA(a)(b)	1,029,174	2,013,054
Aker ASA, Class A	111,699	8,518,678
Aker Solutions ASA(a)	689,324	4,559,981
Atea ASA	325,836	4,310,908
Austevoll Seafood ASA	488,938	7,888,208
Bakkafrost P/F	176,297	9,929,744
Borr Drilling Ltd.(a)(b)	1,239,238	4,836,079
Borregaard ASA	446,035	4,033,178
BW LPG Ltd.(a)(b)(d)	500,222	2,374,060
BW Offshore Ltd.(a)(b)	541,928	3,488,219
DNO ASA	3,109,112	6,003,711
Entra ASA(d)	282,804	3,842,523
Europris ASA(d)	670,642	1,791,315
Golden Ocean Group Ltd.(b)	447,865	3,370,331
Grieg Seafood ASA	241,473	3,530,899
Hoegh LNG Holdings Ltd.(b)	215,394	1,005,861
Kongsberg Automotive ASA(a)	2,921,729	2,746,198
Leroy Seafood Group ASA	1,234,028	11,405,100
Nordic Nanovector ASA(a)(b)	182,004	1,203,984
Nordic Semiconductor ASA(a)(b)	728,546	3,120,501
Norwegian Air Shuttle ASA(a)(b)	135,520	3,466,624
Norwegian Finans Holding ASA(a)	361,584	3,241,584
Norwegian Property ASA	1,297,432	1,596,136
Ocean Yield ASA	217,791	1,658,383
Petroleum Geo-Services ASA(a)	1,306,576	4,094,636
Protector Forsikring ASA(a)(b)	311,898	1,447,245
Salmar ASA	211,255	11,184,894
Scatec Solar ASA(b)(d)	415,295	2,836,178
Selvaag Bolig ASA	243,556	1,093,908
SpareBank 1 Nord Norge	367,615	2,947,936
SpareBank 1 SMN	942,556	9,644,295
Stolt-Nielsen Ltd.	214,534	2,894,503

295

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Norway (continued)
Storebrand ASA	1,911,882	$15,959,362
Subsea 7 SA	985,761	12,484,816
TGS NOPEC Geophysical Co. ASA	470,233	15,827,449
Wallenius Wilhelmsen ASA(a)(b)	402,560	1,384,182
XXL ASA(b)(d)	502,785	2,596,193

		184,330,856
Portugal — 0.4%
Altri SGPS SA	310,097	2,723,003
Banco Comercial Portugues SA, Class R(a)	40,786,642	11,008,004
CTT-Correios de Portugal SA	608,235	2,336,254
Mota-Engil SGPS SA(a)	509,894	1,015,658
Navigator Co. SA (The)	1,444,217	7,200,025
NOS SGPS SA	1,064,132	5,980,342
REN—Redes Energeticas Nacionais SGPS SA(b)	1,179,858	3,146,916
Sonae SGPS SA	4,368,893	4,378,427

		37,788,629
Singapore — 1.6%
Asian Pay Television Trust(b)	8,850,600	2,013,243
Best World International Ltd.(b)	2,278,100	2,961,135
CapitaLand Retail China Trust	2,500,080	2,473,360
CDL Hospitality Trusts	5,413,000	5,667,858
COSCO Shipping International Singapore Co. Ltd.(a)(b) .	5,049,600	1,294,489
ESR-REIT	9,850,381	3,449,910
Far East Hospitality Trust	4,860,000	2,088,172
First REIT	4,202,400	3,641,594
First Resources Ltd.	2,090,800	2,385,517
Frasers Centrepoint Trust	2,417,600	3,770,953
Frasers Commercial Trust	4,040,900	3,997,713
Frasers Logistics & Industrial Trust(b)	1,505,700	1,109,051
Hutchison Port Holdings Trust, Class U	12,255,500	3,002,598
Japfa Ltd.(b)	2,666,900	1,280,682
Kenon Holdings Ltd./Singapore(b)	115,598	1,845,990
Keppel DC REIT, NVS	3,403,838	3,269,140
Keppel REIT	6,706,500	5,472,520
Lippo Malls Indonesia Retail Trust	9,052,700	1,568,925
M1 Ltd./Singapore	1,646,700	2,509,053
Mapletree Commercial Trust	6,861,535	7,977,377
Mapletree Industrial Trust	7,514,760	10,039,216
Mapletree Logistics Trust	10,227,490	8,936,498
Mapletree North Asia Commercial Trust(b)	10,866,300	8,866,926
NetLink NBN Trust	7,567,100	4,262,231
OUE Hospitality Trust	3,401,433	1,670,259
OUE Ltd.(b)	956,600	967,100
Parkway Life REIT	1,534,900	2,881,817
Raffles Medical Group Ltd.(b)	3,474,700	2,634,630
RHT Health Trust	2,747,300	1,468,083
Sembcorp Marine Ltd.(b)	4,021,400	4,646,332
Sheng Siong Group Ltd.	4,516,000	3,522,010
SIIC Environment Holdings Ltd.(b)	5,691,860	1,109,765
Silverlake Axis Ltd.(b)	4,100,440	1,273,245
Singapore Post Ltd.(b)	7,837,900	5,886,349
Soilbuild Business Space REIT	8,633,340	3,553,584
Starhill Global REIT	5,818,400	2,815,084
StarHub Ltd.	1,696,800	2,303,570
United Engineers Ltd.	1,658,500	3,149,809
Wing Tai Holdings Ltd.	4,371,400	6,092,434
Yanlord Land Group Ltd.	3,797,600	3,455,355
Yoma Strategic Holdings Ltd.(b)	4,928,900	907,618

		142,221,195

Security	Shares	Value
Spain — 2.5%
Acciona SA(b)	103,743	$8,766,577
Acerinox SA	620,032	6,932,536
Almirall SA	315,125	5,716,406
Applus Services SA	553,046	7,532,074
Atresmedia Corp. de Medios de Comunicacion SA	396,352	2,237,349
Bolsas y Mercados Espanoles SHMSF SA	305,178	9,038,736
Cellnex Telecom SA(b)(d)	706,551	17,620,265
Cia. de Distribucion Integral Logista Holdings SA	157,459	3,803,676
Cie. Automotive SA	273,116	7,241,222
Codere SA/Spain(a)	198,191	1,279,993
Construcciones y Auxiliar de Ferrocarriles SA	129,115	4,856,950
Corp Financiera Alba SA	55,833	2,685,453
Distribuidora Internacional de Alimentacion SA(b)	2,074,452	1,566,814
Ebro Foods SA	398,543	7,830,205
Ence Energia y Celulosa SA	736,673	6,197,551
Euskaltel SA(b)(d)	447,639	3,753,259
Faes Farma SA	1,809,424	7,616,370
Fomento de Construcciones y Contratas SA(a)	243,620	3,246,154
Gestamp Automocion SA(b)(d)	180,525	1,145,445
Global Dominion Access SA(a)(b)(d)	189,465	1,013,258
Grupo Catalana Occidente SA	210,438	8,702,938
Indra Sistemas SA(a)	557,543	5,518,107
Inmobiliaria Colonial SOCIMI SA	1,033,607	10,393,760
Lar Espana Real Estate SOCIMI SA	434,020	4,302,954
Let’s GOWEX SA, NVS(a)(b)(c)	51,450	1
Liberbank SA(a)	6,966,495	3,269,439
Masmovil Ibercom SA(a)	36,340	4,718,657
Mediaset Espana Comunicacion SA	753,113	5,130,126
Melia Hotels International SA(b)	432,282	4,447,356
Merlin Properties SOCIMI SA	1,344,892	16,884,027
Miquel y Costas & Miquel SA	66,881	2,197,605
Neinor Homes SA(a)(b)(d)	232,465	3,740,200
Papeles y Cartones de Europa SA	298,872	5,655,234
Pharma Mar SA(a)(b)	1,199,274	1,466,185
Prosegur Cia. de Seguridad SA	1,174,425	6,530,985
Sacyr SA(b)	1,152,108	2,787,019
Talgo SA(a)(d)	457,150	2,323,111
Tecnicas Reunidas SA(b)	177,573	4,778,476
Telepizza Group SA(d)	620,457	3,223,294
Tubacex SA(a)(b)	968,197	3,433,657
Unicaja Banco SA(d)	463,972	594,570
Viscofan SA	159,576	9,546,636
Zardoya Otis SA	778,891	5,339,258

		225,063,888
Sweden — 5.3%
AAK AB	687,864	10,386,034
AF AB, Class B	257,422	5,528,840
Ahlsell AB(d)	1,085,178	5,499,682
Alimak Group AB(b)(d)	172,930	2,436,993
Arjo AB, Class B	920,066	3,130,743
Avanza Bank Holding AB(b)	101,151	5,416,294
Axfood AB	463,691	8,282,280
Betsson AB	485,837	4,225,964
Bilia AB, Class A	344,210	3,229,428
BillerudKorsnas AB(b)	696,410	8,267,283
BioGaia AB, Class B	77,894	3,157,623
Bonava AB, Class B	414,365	4,687,828
Bravida Holding AB(d)	646,349	4,755,842
Bure Equity AB	305,195	3,980,354
Byggmax Group AB(b)	343,299	1,402,915

296

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Castellum AB	900,554	$15,553,295
Catena Media PLC(a)	144,172	1,608,974
Clas Ohlson AB, Class B(b)	209,040	1,762,260
Cloetta AB, Class B	1,034,567	3,124,178
Collector AB(a)	138,854	812,794
Com Hem Holding AB	690,662	10,791,003
Dometic Group AB(d)	1,276,392	8,937,830
Dustin Group AB(d)	320,531	2,574,152
Elekta AB, Class B	1,546,611	19,637,866
Eltel AB(a)(b)(d)	621,613	1,350,046
Evolution Gaming Group AB(d)	105,057	7,914,017
Fabege AB	1,449,874	18,544,402
Fastighets AB Balder, Class B(a)	363,600	9,142,016
Getinge AB, Class B	762,257	7,497,719
Granges AB	330,798	3,503,534
Haldex AB	161,907	1,372,889
Hansa Medical AB(a)	144,011	5,061,034
Hemfosa Fastigheter AB	522,115	6,460,957
Hexpol AB	1,177,439	10,911,636
Hoist Finance AB(b)(d)	337,140	2,707,537
Holmen AB, Class B	425,778	9,768,991
Hufvudstaden AB, Class A	396,741	5,873,175
Indutrade AB	339,591	8,159,369
Intrum AB(b)	379,459	9,690,223
Investment AB Oresund(a)	171,513	2,608,434
Inwido AB	208,852	1,395,058
JM AB(b)	310,208	5,903,988
Kindred Group PLC	988,726	10,560,460
Kungsleden AB	1,020,249	7,149,791
LeoVegas AB(b)(d)	322,917	1,890,222
Lindab International AB	389,458	2,727,148
Loomis AB, Class B	318,939	9,875,569
Mekonomen AB(b)	106,832	1,250,700
Mekonomen AB, New(a)(b)	61,724	722,613
Modern Times Group MTG AB, Class B	274,791	10,168,202
Mycronic AB(b)	330,657	4,149,628
NCC AB, Class B	394,306	5,888,899
NetEnt AB	863,321	4,439,543
New Wave Group AB, Class B	309,427	1,882,353
Nibe Industrier AB, Class B	1,472,902	15,403,128
Nobia AB	608,032	3,875,167
Nolato AB, Class B	107,464	4,955,970
Pandox AB	274,124	4,690,854
Peab AB	813,036	7,169,896
Probi AB(a)(b)	21,014	928,877
Radisson Hospitality AB(a)	669,235	2,588,428
Ratos AB, Class B	821,110	2,220,843
RaySearch Laboratories AB(a)(b)	118,138	1,490,346
Recipharm AB, Class B(a)	223,818	3,315,750
Saab AB, Class B	258,239	10,132,117
SAS AB(a)	837,250	1,894,409
Scandic Hotels Group AB(d)	183,794	1,682,152
SkiStar AB	167,256	4,364,537
SSAB AB, Class A	801,537	3,205,376
SSAB AB, Class B	2,314,173	7,517,511
Svenska Cellulosa AB SCA, Class B	2,448,849	23,208,563
Sweco AB, Class B	302,661	6,834,932
Swedish Orphan Biovitrum AB(a)	718,448	14,683,861
Thule Group AB(d)	387,268	7,682,056
Tobii AB(a)(b)	436,562	1,624,026

Security	Shares	Value
Sweden (continued)
Trelleborg AB, Class B	933,078	$16,875,586
Vitrolife AB	336,816	4,999,339
Wallenstam AB, Class B	669,029	6,035,367
Wihlborgs Fastigheter AB	480,931	5,443,013

		480,582,712
Switzerland — 4.2%
Allreal Holding AG, Registered	63,253	9,721,557
Arbonia AG, Registered(a)	169,732	2,132,829
Ascom Holding AG, Registered	259,895	4,154,599
Autoneum Holding AG	18,557	3,597,390
Banque Cantonale Vaudoise, Registered	10,686	7,999,362
Basilea Pharmaceutica AG, Registered(a)(b)	58,454	2,826,526
BKW AG	84,589	5,373,533
Bobst Group SA Registered	42,024	3,183,446
Bossard Holding AG, Class A, Registered	24,176	3,951,222
Bucher Industries AG, Registered	28,263	7,811,029
Burckhardt Compression Holding AG	16,106	5,347,852
Cembra Money Bank AG	93,795	7,879,190
Comet Holding AG, Registered(b)	40,460	4,094,669
Conzzeta AG, Registered	1,644	1,472,556
Daetwyler Holding AG, Bearer	33,195	5,049,046
dormakaba Holding AG	16,203	11,710,489
EFG International AG	368,160	2,602,264
Emmi AG, Registered	10,507	7,646,013
Flughafen Zurich AG, Registered	85,234	16,879,027
Forbo Holding AG, Registered	5,568	8,186,770
Galenica AG(d)	158,423	8,504,664
GAM Holding AG	770,834	4,482,930
Georg Fischer AG, Registered	17,780	16,570,981
Helvetia Holding AG, Registered	22,542	13,826,836
Huber & Suhner AG, Registered	73,530	5,043,812
Idorsia Ltd.(a)(b)	354,788	6,881,314
Implenia AG, Registered	58,985	3,283,786
Inficon Holding AG, Registered	8,779	4,217,132
Intershop Holdings AG	8,220	4,045,034
Kardex AG, Registered	32,319	4,208,956
Komax Holding AG, Registered	22,542	6,185,100
Kudelski SA, Bearer(b)	233,214	1,643,789
Landis+Gyr Group AG(b)	69,587	4,226,827
Leonteq AG(a)(b)	47,673	2,254,029
Logitech International SA, Registered	670,642	24,848,223
Meyer Burger Technology AG(a)(b)	3,058,282	1,605,302
Mobilezone Holding AG, Registered	282,746	3,142,559
Mobimo Holding AG, Registered	28,261	6,307,381
Molecular Partners AG(a)(b)	63,337	1,164,862
OC Oerlikon Corp. AG, Registered	795,341	9,480,205
Oriflame Holding AG	187,873	4,444,144
Panalpina Welttransport Holding AG, Registered(b)	50,868	6,220,066
PSP Swiss Property AG, Registered	148,104	14,318,634
Rieter Holding AG, Registered(b)	20,908	2,826,810
Schmolz + Bickenbach AG, Registered(a)	2,619,666	1,924,578
Schweiter Technologies AG, Bearer	3,922	4,460,451
SFS Group AG	55,049	5,412,413
Siegfried Holding AG, Registered	17,747	7,127,734
St Galler Kantonalbank AG, Class A, Registered	11,200	5,522,617
Sulzer AG, Registered	48,951	4,924,785
Sunrise Communications Group AG(d)	141,568	12,483,429
Swissquote Group Holding SA, Registered	66,261	3,451,711
Tecan Group AG, Registered	57,369	12,957,786
u-blox Holding AG(b)	32,324	4,055,362

297

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Valiant Holding AG, Registered	77,600	$8,779,083
Valora Holding AG, Registered	22,542	5,647,265
VAT Group AG(d)	116,374	11,707,972
Vontobel Holding AG, Registered	109,080	6,777,513
VZ Holding AG	11,344	3,219,716
Ypsomed Holding AG, Registered(b)	17,758	2,386,799
Zehnder Group AG, Registered	63,085	2,527,414

		384,719,373
United Kingdom — 18.1%
888 Holdings PLC	1,096,203	2,595,447
Abcam PLC	802,355	12,302,505
Acacia Mining PLC(a)	612,525	1,200,199
Advanced Medical Solutions Group PLC	1,393,462	5,110,022
Aggreko PLC	1,004,774	11,020,564
Alfa Financial Software Holdings PLC(a)(d)	2,102	3,389
AO World PLC(a)(b)	1,206,247	2,056,070
Arrow Global Group PLC(b)	854,167	2,086,779
Ascential PLC	1,434,202	6,905,052
Ashmore Group PLC	1,549,883	6,974,836
ASOS PLC(a)	225,988	15,754,531
Assura PLC	7,007,661	4,691,915
AVEVA Group PLC	323,682	10,827,643
B&M European Value Retail SA	3,262,525	17,375,099
Balfour Beatty PLC	2,764,663	9,294,131
Bank of Georgia Group PLC	162,410	3,236,056
BBA Aviation PLC	4,310,695	13,230,188
Beazley PLC	2,187,148	14,741,659
Bellway PLC	537,344	19,712,029
Big Yellow Group PLC	620,347	6,836,590
Blue Prism Group PLC(a)(b)	259,076	5,740,134
Bodycote PLC	902,055	9,168,936
boohoo Group PLC(a)	3,526,977	9,594,537
Bovis Homes Group PLC	634,771	7,859,349
Brewin Dolphin Holdings PLC	1,262,085	5,308,773
Britvic PLC	1,120,598	11,325,883
BTG PLC(a)	1,370,862	9,668,933
Burford Capital Ltd.	812,680	17,216,697
Cairn Energy PLC(a)	2,679,780	6,762,573
Capita PLC(a)	6,507,003	10,696,373
Capital & Counties Properties PLC	3,142,784	10,051,274
Card Factory PLC	1,422,893	3,350,760
Centamin PLC	5,037,761	6,404,812
Chemring Group PLC	1,669,052	3,889,918
Cineworld Group PLC	4,085,906	15,380,372
Clinigen Healthcare Ltd., NVS(a)	442,642	5,129,861
Close Brothers Group PLC	638,039	12,000,539
Cobham PLC(a)	8,110,707	11,156,256
Computacenter PLC	192,754	2,704,279
Costain Group PLC	495,562	2,377,681
Countryside Properties PLC(d)	1,097,424	4,201,090
Crest Nicholson Holdings PLC	1,125,061	4,899,157
CVS Group PLC	310,798	3,333,839
CYBG PLC(b)	4,577,984	15,723,501
Daily Mail & General Trust PLC, Class A, NVS	1,216,078	10,869,132
Dairy Crest Group PLC(b)	733,059	4,479,136
Dart Group PLC	523,027	5,680,529
De La Rue PLC	588,999	3,601,158
Dechra Pharmaceuticals PLC	425,917	12,440,760
Derwent London PLC	412,888	15,452,450
DFS Furniture PLC	827,838	2,200,161

Security	Shares	Value
United Kingdom (continued)
Dialog Semiconductor PLC(a)(b)	319,038	$8,422,620
Dignity PLC	216,508	2,762,280
Diploma PLC	497,240	8,354,828
Dixons Carphone PLC	3,726,269	8,067,919
Domino’s Pizza Group PLC	2,319,798	8,397,354
Drax Group PLC	1,750,798	8,984,119
DS Smith PLC	5,325,149	26,733,728
Dunelm Group PLC	480,250	3,660,358
EI Group PLC(a)	2,743,445	5,826,034
Electrocomponents PLC	1,962,040	15,538,359
Elementis PLC	2,386,832	6,252,036
EMIS Group PLC	324,752	3,755,313
Empiric Student Property PLC	2,373,098	2,874,549
EnQuest PLC(a)(b)	5,162,819	1,800,924
Entertainment One Ltd.	1,701,886	8,894,049
Equiniti Group PLC(d)	1,634,391	4,500,378
Essentra PLC	1,094,536	5,342,434
esure Group PLC	1,353,558	4,821,869
Evraz PLC	1,452,445	10,077,325
Faroe Petroleum PLC(a)	1,477,224	2,797,308
Ferrexpo PLC	1,282,286	3,422,702
Fevertree Drinks PLC	436,091	15,496,151
FirstGroup PLC(a)	4,709,087	5,144,564
Galliford Try PLC	470,818	5,257,874
Genus PLC	263,738	7,460,983
Georgia Capital PLC(a)	163,143	2,438,934
Go-Ahead Group PLC (The)	191,660	3,761,564
Gocompare.Com Group PLC	1,804,807	1,916,362
Grainger PLC	1,646,032	5,699,717
Great Portland Estates PLC	959,047	8,549,768
Greencore Group PLC	3,046,423	7,364,734
Greene King PLC	1,279,904	7,892,425
Greggs PLC	489,732	7,265,014
Gulf Keystone Petroleum Ltd.(a)	719,158	2,044,561
Halfords Group PLC	972,712	3,833,049
Halma PLC	1,681,429	28,531,351
Hansteen Holdings PLC	1,320,273	1,622,873
Hays PLC	5,856,673	12,295,162
Helical PLC	559,968	2,225,201
Hikma Pharmaceuticals PLC	575,548	13,983,749
Hill & Smith Holdings PLC	86,822	1,098,829
Hiscox Ltd.	1,235,019	25,690,572
Hochschild Mining PLC	1,252,506	2,522,213
HomeServe PLC	1,344,001	16,340,077
Howden Joinery Group PLC	2,666,779	15,984,468
Hunting PLC	666,381	5,747,409
Hurricane Energy PLC(a)	4,980,819	2,921,186
Ibstock PLC(d)	1,451,006	4,160,426
IG Group Holdings PLC	1,573,424	12,153,120
IMI PLC	827,166	10,510,979
Inchcape PLC	1,618,580	11,188,636
Indivior PLC(a)	3,095,696	7,450,230
Inmarsat PLC	1,809,901	10,547,769
Intermediate Capital Group PLC	1,298,708	15,797,712
International Personal Finance PLC	1,307,413	2,971,902
Intu Properties PLC	2,751,714	6,894,878
iomart Group PLC	716,463	3,515,367
IQE PLC(a)(b)	3,289,581	3,803,951
ITE Group PLC	5,076,010	3,696,945
IWG PLC	3,009,728	8,845,061

298

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
J D Wetherspoon PLC	339,629	$5,359,416
J Sainsbury PLC	1	4
JD Sports Fashion PLC	1,779,662	9,284,588
John Laing Group PLC(d)	2,133,172	8,509,509
John Menzies PLC	505,962	3,361,762
JPJ Group PLC(a)	131,285	1,031,658
Jupiter Fund Management PLC	1,510,424	6,503,910
Just Eat PLC(a)	2,420,364	18,790,753
Just Group PLC	3,829,920	4,343,140
Kainos Group PLC	486,981	2,432,957
KAZ Minerals PLC	1,100,363	7,294,267
KCOM Group PLC	3,296,565	3,879,422
Keller Group PLC	348,346	2,884,241
Keywords Studios PLC(b)	255,623	4,474,724
Kier Group PLC(b)	381,006	4,267,067
Lancashire Holdings Ltd.	825,008	6,235,318
LondonMetric Property PLC	2,613,130	6,020,083
Lookers PLC	1,856,904	2,265,889
Majestic Wine PLC	436,434	2,183,213
Man Group PLC	6,829,198	13,564,574
Marshalls PLC	943,489	5,186,244
Marston’s PLC	3,244,096	4,120,271
McCarthy & Stone PLC(d)	1,630,941	2,813,311
Metro Bank PLC(a)(b)	328,625	9,338,586
Mitchells & Butlers PLC	1,181,305	3,924,471
Mitie Group PLC	1,545,857	2,869,992
Moneysupermarket.com Group PLC	2,332,653	8,741,942
Morgan Advanced Materials PLC	1,515,875	5,345,868
N Brown Group PLC	841,685	1,457,252
National Express Group PLC	1,983,920	10,144,881
NCC Group PLC	1,166,208	2,929,579
NewRiver REIT PLC	993,019	3,210,139
NEX Group PLC	1,327,552	19,269,729
Northgate PLC	663,753	3,195,679
Ocado Group PLC(a)	2,245,679	24,539,239
On the Beach Group PLC(d)	502,466	2,751,080
OneSavings Bank PLC	1,026,026	4,892,668
Ophir Energy PLC(a)	3,010,804	1,579,215
Oxford Instruments PLC	287,920	3,458,163
P2P Global Investments PLC/Fund	394,182	3,913,484
Pagegroup PLC	1,406,003	9,018,529
Paragon Banking Group PLC	1,267,327	6,891,853
Pennon Group PLC	1,627,319	15,515,782
Petrofac Ltd.	1,075,295	7,944,223
Pets at Home Group PLC(b)	1,827,493	2,568,586
Phoenix Group Holdings	2,275,336	17,516,540
Playtech PLC	1,208,621	7,397,268
Plus500 Ltd.	398,183	6,888,856
Polypipe Group PLC	975,225	4,623,006
Premier Foods PLC(a)(b)	4,937,439	2,403,657
Premier Oil PLC(a)	2,721,097	3,755,031
Primary Health Properties PLC(b)	3,165,072	4,432,409
Provident Financial PLC(a)	1,054,358	6,876,136
Purplebricks Group PLC(a)(b)	1,024,587	2,326,387
PZ Cussons PLC	1,069,056	2,991,509
QinetiQ Group PLC	2,602,850	9,235,720
Quilter PLC(d)	7,531,461	11,145,730
Rathbone Brothers PLC	130,627	3,842,236
RDI REIT PLC	7,782,000	3,286,309
Redde PLC	1,456,554	3,271,833

Security	Shares	Value
United Kingdom (continued)
Redrow PLC	1,147,383	$7,748,170
Renewi PLC	3,082,254	2,020,373
Renishaw PLC	167,376	9,012,254
Rentokil Initial PLC	7,547,106	30,492,150
Restaurant Group PLC (The)	996,909	3,072,406
Restore PLC	581,976	3,309,107
Rightmove PLC	4,200,851	24,269,763
Rotork PLC	3,714,349	14,228,531
RPC Group PLC	1,625,414	15,838,226
RPS Group PLC	1,142,443	2,288,897
SafeCharge International Group Ltd.	686,282	2,236,086
Safestore Holdings PLC	871,468	5,946,185
Saga PLC	4,205,762	6,400,327
Savills PLC	578,538	5,359,393
Scapa Group PLC	676,434	3,533,312
Schroder REIT Ltd.	3,728,888	2,787,282
Senior PLC	1,887,884	6,585,423
Serco Group PLC(a)(b)	4,536,050	5,569,894
Shaftesbury PLC	663,977	7,610,115
SIG PLC	540,266	774,544
Sirius Minerals PLC(a)(b)	18,624,917	5,483,054
Softcat PLC	631,073	5,200,978
SolGold PLC(a)(b)	1,925,961	972,054
Sophos Group PLC(d)	1,492,375	8,348,327
Sound Energy PLC(a)(b)	2,853,578	1,239,694
Spectris PLC	483,319	13,240,500
Spirax-Sarco Engineering PLC	287,551	23,771,955
Spire Healthcare Group PLC(b)(d)	1,293,349	1,940,124
Sports Direct International PLC(a)	1,045,829	4,361,708
SSP Group PLC	2,236,676	19,079,418
St. Modwen Properties PLC	890,548	4,258,012
Stagecoach Group PLC	1,710,536	3,339,653
Stobart Group Ltd.	1,691,114	4,580,939
Stock Spirits Group PLC	1,060,102	2,709,090
Superdry PLC	236,686	2,443,597
Synthomer PLC	1,096,018	6,217,938
TalkTalk Telecom Group PLC	2,189,685	3,357,443
Tate & Lyle PLC	1,636,410	14,076,088
Ted Baker PLC	139,381	3,262,682
Telecom Plus PLC	324,166	5,053,276
Telford Homes PLC	472,387	1,895,280
Thomas Cook Group PLC	6,065,152	3,496,685
TORM PLC(a)	158,842	935,968
TP ICAP PLC	2,399,840	8,892,544
Tritax Big Box REIT PLC	5,063,356	9,245,202
Tullow Oil PLC(a)	5,520,725	15,928,166
Ultra Electronics Holdings PLC	330,381	6,070,433
UNITE Group PLC (The)	1,108,889	12,078,922
Vectura Group PLC(a)	3,170,069	2,879,944
Vesuvius PLC	1,214,619	8,442,765
Victoria PLC(a)(b)	333,429	1,618,947
Victrex PLC	360,751	12,224,379
WH Smith PLC	516,878	12,845,570
William Hill PLC	3,612,219	9,701,804
Workspace Group PLC	533,255	6,547,930

		1,653,659,204

Total Common Stocks — 99.1% (Cost: $8,970,570,670)		9,038,702,433

299

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.2%
Biotest AG, Preference Shares, NVS	112,329	$2,984,583
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(b)	29,078	1,563,656
Jungheinrich AG, Preference Shares, NVS	203,898	6,769,077
Sixt SE, Preference Shares, NVS	61,084	4,208,040

		15,525,356
Italy — 0.0%
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	287,479	4,240,978

Total Preferred Stocks — 0.2% (Cost: $20,377,372)		19,766,334

Rights
Italy — 0.0%
Beni Stabili SpA SIIQ (Expires 11/10/18)(a)	5,609,955	64

Sweden — 0.0%
Dustin Group AB, NVS (Expires 11/07/18)(a)(b)	321,719	50,477

Total Rights — 0.0% (Cost: $0)		50,541

Warrants
Singapore — 0.0%
Ezion Holdings Ltd., NVS (Expires 04/24/20)(a)(c)	2	—
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	3,963,747	29

		29
Spain — 0.0%
Abengoa SA, NVS (Expires 03/31/25)(a)(b)(c)	3,171,918	35,939

Total Warrants — 0.0% (Cost: $0)		35,968

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(e)(f)(g)	565,287,016	$565,400,073
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(e)(f)	8,615,457	8,615,457

		574,015,530

Total Short-Term Investments — 6.3% (Cost: $573,908,946)		574,015,530

Total Investments in Securities — 105.6% (Cost: $9,564,856,988)		9,632,570,806
Other Assets, Less Liabilities — (5.6)%		(512,468,773)

Net Assets — 100.0%		$9,120,102,033

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	623,214,131	(57,927,115)	565,287,016	$565,400,073	$5,324,957	(a)	$7,705	$(66,495)
BlackRock Cash Funds: Treasury, SL Agency Shares	18,680,004	(10,064,547)	8,615,457	8,615,457	52,005		—	—

				$574,015,530	$5,376,962		$7,705	$(66,495)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

300

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Small-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	671	12/21/18	$60,809	$(3,170,477)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,036,336,135	$722,614	$1,643,684	$9,038,702,433
Preferred Stocks	19,766,334	—	—	19,766,334
Rights	50,477	64	—	50,541
Warrants	—	—	35,968	35,968
Money Market Funds	574,015,530	—	—	574,015,530

	$9,630,168,476	$722,678	$1,679,652	$9,632,570,806

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,170,477)	$—	$—	$(3,170,477)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

301

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 6.7%
Alumina Ltd.	2,028,812	$3,666,697
AMP Ltd.	2,458,754	4,304,325
AusNet Services	1,603,544	1,943,435
Australia & New Zealand Banking Group Ltd.	2,466,554	45,330,044
Bank of Queensland Ltd.	333,806	2,283,045
Bendigo & Adelaide Bank Ltd.	405,265	2,938,378
BGP Holdings PLC(a)(b)	2,256,851	26
BHP Billiton Ltd.	2,737,171	62,486,421
Commonwealth Bank of Australia	1,498,774	73,539,974
Dexus	868,592	6,279,268
Fortescue Metals Group Ltd.	1,329,571	3,769,333
GPT Group (The)	1,533,946	5,609,870
Harvey Norman Holdings Ltd.	511,804	1,157,144
Insurance Australia Group Ltd.	1,278,709	6,189,927
Mirvac Group	3,095,957	4,761,542
National Australia Bank Ltd.	2,322,919	41,504,951
Orica Ltd.	115,952	1,410,225
QBE Insurance Group Ltd.	1,146,068	9,194,959
Scentre Group	4,538,897	12,803,432
South32 Ltd.	4,341,842	11,139,753
Stockland	2,036,456	5,210,450
Telstra Corp. Ltd.	3,578,535	7,811,761
TPG Telecom Ltd.(c)	169,524	861,476
Vicinity Centres	2,830,340	5,315,908
Westpac Banking Corp.	2,919,659	55,560,918

		375,073,262
Austria — 0.2%
OMV AG	126,806	7,058,874
Raiffeisen Bank International AG	44,920	1,226,607
voestalpine AG	99,554	3,540,780

		11,826,261
Belgium — 0.6%
Ageas	158,208	7,924,974
Groupe Bruxelles Lambert SA	67,520	6,287,058
KBC Group NV	213,211	14,712,137
Proximus SADP	135,781	3,469,240

		32,393,409
Denmark — 0.4%
AP Moller — Maersk A/S, Class A	1,675	1,994,320
Danske Bank A/S	610,426	11,713,112
Orsted A/S(d)	81,215	5,161,735
Tryg A/S	107,301	2,594,244

		21,463,411
Finland — 1.6%
Elisa OYJ	58,576	2,332,888
Fortum OYJ	376,338	7,929,086
Neste OYJ	38,367	3,163,002
Nokia OYJ	4,793,260	27,155,003
Nordea Bank Abp	2,587,910	22,535,943
Orion OYJ, Class B	88,450	3,046,634
Sampo OYJ, Class A	377,614	17,396,598
Stora Enso OYJ, Class R	468,821	7,067,581

		90,626,735
France — 10.1%
AXA SA, NVS	1,648,939	41,364,814
BNP Paribas SA	955,963	49,965,865
Bollore SA, NVS	475,129	2,014,486

Security	Shares	Value
France (continued)
Bouygues SA, NVS	184,802	$6,750,727
Carrefour SA, NVS	494,609	9,611,142
Casino Guichard Perrachon SA, NVS(c)	47,690	2,107,370
Cie. de Saint-Gobain, NVS	212,741	8,012,372
Cie. Generale des Etablissements Michelin SCA, NVS	50,464	5,188,351
CNP Assurances, NVS	140,214	3,129,727
Covivio	30,843	3,101,515
Credit Agricole SA	967,693	12,420,518
Electricite de France SA, NVS	499,509	8,308,416
Engie SA	1,556,218	20,762,527
Eurazeo SE, NVS	25,647	1,875,779
Eutelsat Communications SA	148,356	3,010,576
Gecina SA	37,607	5,526,594
ICADE	28,507	2,419,258
Klepierre SA	173,003	5,880,629
Natixis SA	784,169	4,590,003
Orange SA, NVS	1,691,825	26,491,854
Peugeot SA, NVS	246,302	5,868,891
Renault SA, NVS	163,285	12,223,609
Rexel SA	134,332	1,715,348
Sanofi, NVS	955,776	85,379,107
Schneider Electric SE, NVS	231,677	16,789,596
SCOR SE	142,618	6,604,316
SES SA	310,223	6,669,675
Societe BIC SA, NVS	21,208	2,032,914
Societe Generale SA, NVS	650,690	23,946,333
Suez	312,989	4,533,970
TOTAL SA, NVS	2,037,002	119,924,929
Unibail-Rodamco-Westfield	108,315	19,670,564
Unibail-Rodamco-Westfield, New(b)	9,776	1,775,372
Vinci SA	430,127	38,442,576

		568,109,723
Germany — 6.7%
1&1 Drillisch AG(c)	22,580	1,009,043
Allianz SE, Registered	375,570	78,486,485
Bayer AG, Registered	793,245	60,919,703
Bayerische Motoren Werke AG	283,806	24,512,994
Covestro AG(d)	59,142	3,827,658
Daimler AG, Registered	774,541	45,950,784
Deutsche Bank AG, Registered	1,674,631	16,414,751
Deutsche Lufthansa AG, Registered	99,320	1,998,612
Deutsche Telekom AG, Registered	2,838,873	46,624,378
Deutsche Wohnen SE	103,783	4,755,391
Evonik Industries AG	140,280	4,355,071
Hannover Rueck SE	50,420	6,803,987
HeidelbergCement AG	63,439	4,312,772
Innogy SE(b)	113,018	4,714,985
Innogy SE, New(d)	4,335	191,559
METRO AG	158,851	2,393,814
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	127,104	27,355,672
ProSiebenSat.1 Media SE	201,909	4,671,542
RTL Group SA	33,134	2,128,658
RWE AG	158,279	3,088,199
Telefonica Deutschland Holding AG	625,907	2,436,046
TUI AG	200,803	3,332,921
Uniper SE	170,274	4,921,615
Volkswagen AG	14,982	2,475,006

302

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Vonovia SE	413,127	$18,920,332

		376,601,978
Hong Kong — 3.5%
Bank of East Asia Ltd. (The)	1,133,800	3,673,562
BOC Hong Kong Holdings Ltd.	3,232,500	12,081,569
CK Asset Holdings Ltd.	1,393,000	9,044,531
CK Hutchison Holdings Ltd.	2,266,000	22,820,713
CK Infrastructure Holdings Ltd.	545,500	3,987,186
CLP Holdings Ltd.	1,411,500	15,826,575
Hang Lung Group Ltd.	783,000	1,925,688
Hang Lung Properties Ltd.	1,617,088	2,929,134
Hang Seng Bank Ltd.	667,200	15,625,931
Henderson Land Development Co. Ltd.	1,051,540	4,895,937
HK Electric Investments & HK Electric Investments Ltd.(c)	2,331,000	2,218,188
HKT Trust & HKT Ltd.	3,105,000	4,277,623
Hongkong Land Holdings Ltd.	1,026,000	6,073,920
Hysan Development Co. Ltd.	503,000	2,357,993
Jardine Matheson Holdings Ltd.	183,400	10,584,014
Kerry Properties Ltd.	531,500	1,671,234
Li & Fung Ltd.(c)	4,926,000	973,965
MTR Corp. Ltd.	435,000	2,108,580
New World Development Co. Ltd.	5,360,000	6,796,234
NWS Holdings Ltd.	1,343,000	2,658,795
PCCW Ltd.	3,583,000	1,965,316
Power Assets Holdings Ltd.	1,172,000	7,826,390
Sands China Ltd.	2,031,600	8,007,812
Sino Land Co. Ltd.	2,686,000	4,214,328
SJM Holdings Ltd.	1,542,000	1,245,103
Sun Hung Kai Properties Ltd.	1,328,000	17,261,933
Swire Pacific Ltd., Class A	262,000	2,718,792
Swire Properties Ltd.	1,031,000	3,518,031
Wharf Holdings Ltd. (The)	1,076,419	2,685,761
Wharf Real Estate Investment Co. Ltd.	1,076,419	6,666,345
Wheelock & Co. Ltd.	641,000	3,421,926
Yue Yuen Industrial Holdings Ltd.	686,000	1,877,019

		193,940,128
Ireland — 0.2%
AIB Group PLC.	692,784	3,353,343
Bank of Ireland Group PLC	778,053	5,523,052
Irish Bank Resolution Corp. Ltd.(a)(b)	246,432	3

		8,876,398
Israel — 0.6%
Bank Hapoalim BM	895,966	6,065,860
Bank Leumi Le-Israel BM	649,466	4,051,529
Bezeq The Israeli Telecommunication Corp. Ltd.	1,779,378	2,045,075
Israel Chemicals Ltd.	604,978	3,487,945
Teva Pharmaceutical Industries Ltd., ADR, NVS(c)	822,868	16,440,902

		32,091,311
Italy — 2.9%
Assicurazioni Generali SpA	1,004,352	16,250,361
Atlantia SpA	211,882	4,263,693
Enel SpA	6,895,965	33,863,577
Eni SpA	2,163,310	38,497,562
Intesa Sanpaolo SpA	8,268,146	18,296,131
Leonardo SpA	58,011	630,344
Mediobanca Banca di Credito Finanziario SpA	530,779	4,662,044
Poste Italiane SpA(d)	451,803	3,250,661
Snam SpA	1,959,491	8,112,612

Security	Shares	Value
Italy (continued)
Telecom Italia SpA/Milano(b)	9,805,385	$5,768,305
Terna Rete Elettrica Nazionale SpA	1,250,237	6,466,689
UniCredit SpA	1,712,251	21,953,776

		162,015,755
Japan — 24.7%
Acom Co. Ltd.	314,100	1,160,602
Aeon Co. Ltd.	173,400	3,979,496
AEON Financial Service Co. Ltd.	109,100	2,142,267
AGC Inc./Japan	115,900	3,810,101
Aisin Seiki Co. Ltd.	78,000	3,065,261
Alfresa Holdings Corp.	163,500	4,368,016
Amada Holdings Co. Ltd.	277,800	2,619,106
Aozora Bank Ltd.	106,300	3,668,765
Bank of Kyoto Ltd. (The)	45,800	2,065,677
Benesse Holdings Inc.	57,800	1,610,748
Bridgestone Corp.	525,700	20,323,682
Brother Industries Ltd.	173,400	3,182,060
Canon Inc.	838,600	23,941,954
Central Japan Railway Co.	119,600	22,943,955
Chiba Bank Ltd. (The)	533,800	3,386,654
Chubu Electric Power Co. Inc.	507,900	7,329,008
Chugoku Electric Power Co. Inc. (The)	218,400	2,809,949
Coca-Cola Bottlers Japan Holdings Inc.	58,700	1,537,003
Concordia Financial Group Ltd.	932,800	4,281,515
Credit Saison Co. Ltd.	140,400	2,235,601
Dai Nippon Printing Co. Ltd.	205,900	4,625,019
Daicel Corp.	226,200	2,395,188
Dai-ichi Life Holdings Inc.	915,700	17,331,400
Daiichi Sankyo Co. Ltd.	245,500	9,384,493
Daiwa House REIT Investment Corp.	1,445	3,162,598
Daiwa Securities Group Inc.	1,359,400	7,792,263
DeNA Co. Ltd.	87,000	1,452,377
Dentsu Inc.	115,600	5,367,454
Eisai Co. Ltd.	72,600	6,054,128
Electric Power Development Co. Ltd.	134,320	3,659,864
Fuji Electric Co. Ltd.	101,500	3,111,869
FUJIFILM Holdings Corp.	333,400	14,455,064
Fujitsu Ltd.	166,800	10,142,055
Fukuoka Financial Group Inc.	116,800	2,879,249
Hankyu Hanshin Holdings Inc.	109,100	3,596,225
Hirose Electric Co. Ltd.	8,390	797,702
Hisamitsu Pharmaceutical Co. Inc.	22,300	1,258,704
Hitachi Metals Ltd.	87,300	1,030,381
Honda Motor Co. Ltd.	1,387,300	39,840,852
Idemitsu Kosan Co. Ltd.	115,900	5,288,955
Iida Group Holdings Co. Ltd.	81,000	1,474,228
Inpex Corp.	867,100	9,984,462
Isuzu Motors Ltd.	301,600	3,960,579
ITOCHU Corp.	1,213,800	22,532,551
J Front Retailing Co. Ltd.	197,600	2,593,111
Japan Airlines Co. Ltd.	106,300	3,783,679
Japan Post Bank Co. Ltd.	330,300	3,854,549
Japan Post Holdings Co. Ltd.	1,349,400	16,022,294
Japan Prime Realty Investment Corp.	783	2,796,057
Japan Real Estate Investment Corp.	1,063	5,481,955
Japan Retail Fund Investment Corp.	2,183	4,031,166
Japan Tobacco Inc.	925,100	23,825,290
JFE Holdings Inc.	423,300	7,993,020
JGC Corp.	87,300	1,694,868
JSR Corp.	162,300	2,424,685

303

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
JTEKT Corp.	173,400	$2,164,907
JXTG Holdings Inc.	2,774,950	18,913,575
Kajima Corp.	408,600	5,271,557
Kamigumi Co. Ltd.	116,300	2,405,247
Kaneka Corp.	45,500	1,902,973
Kansai Electric Power Co. Inc. (The)	592,900	9,091,431
Kawasaki Heavy Industries Ltd.	115,600	2,744,162
KDDI Corp.	1,513,200	37,737,818
Keio Corp.	22,200	1,205,848
Kirin Holdings Co. Ltd.	346,800	8,292,409
Kobe Steel Ltd.	265,500	2,136,139
Konica Minolta Inc.	385,900	3,833,183
Kubota Corp.	426,700	6,737,667
Kuraray Co. Ltd.	254,800	3,510,824
Kyocera Corp.	267,900	14,570,645
Kyushu Railway Co.	137,200	4,206,389
Lawson Inc.	50,400	3,188,658
LIXIL Group Corp.	221,500	3,493,598
Marubeni Corp.	1,325,000	10,758,030
Marui Group Co. Ltd.	50,900	1,095,982
Maruichi Steel Tube Ltd.	50,300	1,452,997
Mazda Motor Corp.	479,700	5,202,719
Mebuki Financial Group Inc.	751,820	2,298,329
Medipal Holdings Corp.	140,400	3,014,392
Mitsubishi Chemical Holdings Corp.	1,080,800	8,438,198
Mitsubishi Corp.	1,156,000	32,573,479
Mitsubishi Electric Corp.	1,532,700	19,468,570
Mitsubishi Estate Co. Ltd.	338,700	5,418,660
Mitsubishi Gas Chemical Co. Inc.	87,000	1,465,482
Mitsubishi Heavy Industries Ltd.	267,500	9,455,119
Mitsubishi Materials Corp.	87,000	2,412,919
Mitsubishi Motors Corp.	566,600	3,569,648
Mitsubishi Tanabe Pharma Corp.	202,300	2,990,000
Mitsubishi UFJ Financial Group Inc.	10,057,900	61,030,968
Mitsubishi UFJ Lease & Finance Co. Ltd.	355,300	1,829,155
Mitsui & Co. Ltd.	1,407,600	23,517,166
Mitsui Chemicals Inc.	164,000	3,683,842
Mitsui Fudosan Co. Ltd.	491,300	11,074,983
Mitsui OSK Lines Ltd.	29,000	707,687
Mizuho Financial Group Inc.	20,406,400	35,079,009
MS&AD Insurance Group Holdings Inc.	395,108	11,924,486
Nagoya Railroad Co. Ltd.	50,400	1,217,406
NEC Corp.	225,400	6,471,100
NGK Insulators Ltd.	57,900	814,207
NGK Spark Plug Co. Ltd.	58,400	1,186,060
Nikon Corp.	260,100	4,533,399
Nippon Building Fund Inc.	1,159	6,624,031
Nippon Electric Glass Co. Ltd.	88,600	2,236,688
Nippon Express Co. Ltd.	62,500	3,959,727
Nippon Prologis REIT Inc.	1,404	2,831,513
Nippon Steel & Sumitomo Metal Corp.	635,800	11,757,694
Nippon Telegraph & Telephone Corp.	582,300	24,508,662
Nippon Yusen KK	115,600	1,869,390
Nissan Motor Co. Ltd.	1,980,800	18,034,398
Nisshin Seifun Group Inc.	49,730	991,912
NOK Corp.	50,100	720,946
Nomura Holdings Inc.	2,981,500	14,464,324
Nomura Real Estate Holdings Inc.	106,300	1,995,921
Nomura Real Estate Master Fund Inc.	3,394	4,399,825
Nomura Research Institute Ltd.	29,000	1,284,835

Security	Shares	Value
Japan (continued)
NSK Ltd.	167,500	$1,659,342
NTT DOCOMO Inc.	1,128,000	28,431,137
Obayashi Corp.	559,200	4,940,166
ORIX Corp.	1,113,600	18,166,121
Osaka Gas Co. Ltd.	325,800	5,978,750
Otsuka Holdings Co. Ltd.	231,200	11,079,080
Resona Holdings Inc.	1,766,700	9,314,488
Sankyo Co. Ltd.	50,300	1,918,759
SBI Holdings Inc./Japan	198,000	5,194,967
Secom Co. Ltd.	58,400	4,787,191
Sega Sammy Holdings Inc.	86,900	1,118,831
Seiko Epson Corp.	249,600	4,034,118
Sekisui Chemical Co. Ltd.	338,700	5,321,121
Sekisui House Ltd.	507,900	7,479,773
Seven Bank Ltd.	249,800	781,351
Shimamura Co. Ltd.	22,700	1,908,848
Shinsei Bank Ltd.	137,200	2,092,253
Shizuoka Bank Ltd. (The)	386,400	3,393,048
Showa Shell Sekiyu KK	161,300	3,110,086
Sompo Holdings Inc.	295,700	12,262,425
Sony Financial Holdings Inc.	140,400	3,265,695
Subaru Corp.	330,300	8,935,412
Sumitomo Chemical Co. Ltd.	869,000	4,358,283
Sumitomo Corp.	942,500	14,310,166
Sumitomo Dainippon Pharma Co. Ltd.	58,000	1,213,912
Sumitomo Electric Industries Ltd.	641,300	8,762,435
Sumitomo Metal Mining Co. Ltd.	202,300	6,381,534
Sumitomo Mitsui Financial Group Inc.	1,156,000	45,213,628
Sumitomo Mitsui Trust Holdings Inc.	289,005	11,508,471
Sumitomo Rubber Industries Ltd.	140,400	2,021,621
Suzuken Co. Ltd./Aichi Japan	29,960	1,518,508
T&D Holdings Inc.	480,400	7,743,100
Taiheiyo Cement Corp.	106,300	3,141,292
Taisei Corp.	173,400	7,428,904
Taisho Pharmaceutical Holdings Co. Ltd.	23,500	2,507,111
Takashimaya Co. Ltd.	121,100	1,910,044
Takeda Pharmaceutical Co. Ltd.	603,600	24,442,444
Teijin Ltd.	86,700	1,505,755
Tobu Railway Co. Ltd.	87,000	2,416,774
Toho Gas Co. Ltd.	58,400	2,018,165
Tohoku Electric Power Co. Inc.	367,300	4,647,596
Tokio Marine Holdings Inc.	578,000	27,380,160
Tokyo Electric Power Co. Holdings Inc.(b)	1,221,600	6,256,566
Tokyo Gas Co. Ltd.	325,800	8,028,442
Tokyo Tatemono Co. Ltd.	169,000	1,822,454
Tokyu Corp.	208,900	3,448,502
Tokyu Fudosan Holdings Corp.	434,200	2,446,956
Toppan Printing Co. Ltd.	203,800	2,887,565
Toshiba Corp.(b)	559,300	16,750,999
Tosoh Corp.	226,500	2,996,451
Toyo Seikan Group Holdings Ltd.	140,400	2,875,056
Toyo Suisan Kaisha Ltd.	53,000	1,826,857
Toyoda Gosei Co. Ltd.	50,300	1,085,291
Toyota Industries Corp.	119,700	5,886,624
Toyota Motor Corp.	1,947,516	114,153,722
Toyota Tsusho Corp.	173,400	6,276,541
United Urban Investment Corp.	2,237	3,407,384
Yamada Denki Co. Ltd.	526,500	2,481,928
Yamaguchi Financial Group Inc.	160,500	1,696,659

304

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Yokohama Rubber Co. Ltd. (The)	57,800	$1,122,658

		1,387,364,162
Netherlands — 1.8%
ABN AMRO Group NV, CVA(d)	362,358	8,909,359
Aegon NV	1,524,277	9,374,597
AerCap Holdings NV(b)(c)	72,601	3,635,858
ArcelorMittal	563,843	14,080,519
ING Groep NV	3,314,380	39,356,136
Koninklijke Philips NV	400,327	14,932,193
Koninklijke Vopak NV	23,843	1,080,612
NN Group NV	258,742	11,140,364

		102,509,638
New Zealand — 0.2%
Auckland International Airport Ltd.	726,408	3,315,667
Fletcher Building Ltd.(b)	729,954	2,879,025
Meridian Energy Ltd.	1,225,965	2,509,740
Spark New Zealand Ltd.	1,594,413	4,112,548

		12,816,980
Norway — 0.9%
DNB ASA	831,376	15,089,490
Equinor ASA	1,003,736	26,189,246
Gjensidige Forsikring ASA	169,977	2,641,181
Marine Harvest ASA	227,041	5,510,606
Norsk Hydro ASA	400,846	2,086,987

		51,517,510
Portugal — 0.2%
EDP — Energias de Portugal SA	2,200,637	7,739,608
Galp Energia SGPS SA	151,514	2,642,904

		10,382,512
Singapore — 1.3%
Ascendas REIT	2,388,100	4,345,763
CapitaLand Commercial Trust	2,276,049	2,843,418
CapitaLand Ltd.	2,232,000	5,061,005
CapitaLand Mall Trust(c)	2,159,000	3,289,637
ComfortDelGro Corp. Ltd.	1,886,800	3,065,641
Golden Agri-Resources Ltd.	6,106,900	1,124,537
Keppel Corp. Ltd.	1,263,700	5,657,813
Oversea-Chinese Banking Corp. Ltd.	1,720,300	13,342,015
Singapore Airlines Ltd.	246,100	1,684,740
Singapore Press Holdings Ltd.(c)	1,008,900	1,930,665
Singapore Technologies Engineering Ltd.	484,800	1,242,808
Singapore Telecommunications Ltd.	6,957,000	15,875,303
Suntec REIT	1,840,400	2,352,331
United Overseas Bank Ltd.	549,800	9,679,466
UOL Group Ltd.	435,300	1,895,479
Yangzijiang Shipbuilding Holdings Ltd.	2,052,700	1,838,062

		75,228,683
Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	221,098	8,294,551
Banco Bilbao Vizcaya Argentaria SA	5,689,056	31,488,621
Banco de Sabadell SA	4,756,828	6,279,025
Banco Santander SA	13,759,383	65,400,308
Bankia SA	1,094,209	3,445,385
CaixaBank SA	1,542,486	6,258,560
Enagas SA	148,049	3,931,986
Endesa SA	276,000	5,779,096
Ferrovial SA	210,575	4,223,077
Iberdrola SA	5,097,038	36,129,627

Security	Shares	Value
Spain (continued)
International Consolidated Airlines Group SA	290,538	$2,245,103
Mapfre SA	966,894	2,896,604
Naturgy Energy Group SA	298,653	7,349,801
Red Electrica Corp. SA	364,605	7,560,014
Repsol SA	1,172,515	21,023,789
Siemens Gamesa Renewable Energy SA(b)(c)	141,671	1,571,814
Telefonica SA	2,000,511	16,406,215

		230,283,576
Sweden — 1.5%
Hennes & Mauritz AB, Class B	746,733	13,214,503
ICA Gruppen AB(c)	68,655	2,433,051
Skandinaviska Enskilda Banken AB, Class A	1,391,947	14,431,644
Skanska AB, Class B	305,519	4,815,258
Svenska Handelsbanken AB, Class A	1,304,928	14,211,904
Swedbank AB, Class A	773,804	17,449,260
Telefonaktiebolaget LM Ericsson, Class B	918,925	8,021,252
Telia Co. AB	2,389,358	10,786,449

		85,363,321
Switzerland — 7.5%
Baloise Holding AG, Registered	41,038	5,882,970
Credit Suisse Group AG, Registered	1,093,610	14,372,725
LafargeHolcim Ltd., Registered	414,156	19,207,056
Nestle SA, Registered	927,047	78,447,401
Novartis AG, Registered	1,844,282	161,784,913
Swatch Group AG (The), Registered	29,374	1,963,815
Swiss Life Holding AG, Registered	29,143	11,015,179
Swiss Prime Site AG, Registered	66,285	5,390,310
Swiss Re AG	267,193	24,161,323
Swisscom AG, Registered	22,114	10,143,553
UBS Group AG, Registered	3,280,092	45,945,418
Zurich Insurance Group AG	129,472	40,312,785

		418,627,448
United Kingdom — 22.9%
3i Group PLC	812,792	9,120,499
Anglo American PLC	894,556	19,147,846
AstraZeneca PLC	537,340	41,126,497
Aviva PLC	3,373,829	18,472,242
Babcock International Group PLC	218,487	1,706,297
BAE Systems PLC	2,718,929	18,266,872
Barclays PLC	7,234,832	15,946,423
Barratt Developments PLC	851,883	5,594,855
BHP Billiton PLC	1,783,945	35,613,891
BP PLC	16,975,413	123,049,219
British American Tobacco PLC	1,952,056	84,641,988
British Land Co. PLC (The)	798,943	6,043,426
BT Group PLC	7,162,778	22,015,704
Centrica PLC	4,728,806	8,894,162
Coca-Cola European Partners PLC, NVS	93,788	4,266,416
Direct Line Insurance Group PLC	1,162,822	4,895,695
GlaxoSmithKline PLC	4,215,229	81,393,336
Glencore PLC	9,826,948	40,036,012
Hammerson PLC	684,195	3,833,498
HSBC Holdings PLC	17,059,167	140,571,062
Imperial Brands PLC	812,732	27,550,554
Informa PLC	1,071,925	9,773,834
Investec PLC	565,957	3,500,052
ITV PLC	3,099,240	5,898,498
J Sainsbury PLC	1,474,550	5,863,336
John Wood Group PLC	582,784	5,318,304

305

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Kingfisher PLC	1,812,258	$5,897,863
Land Securities Group PLC	636,027	6,933,813
Legal & General Group PLC	4,980,724	16,005,756
Lloyds Banking Group PLC	61,288,387	44,809,673
Marks & Spencer Group PLC	1,389,297	5,254,514
Meggitt PLC	698,075	4,725,631
Melrose Industries PLC	2,092,597	4,509,389
Micro Focus International PLC	376,495	5,861,793
National Grid PLC	2,849,122	30,186,730
Pearson PLC	665,867	7,645,390
Persimmon PLC	261,312	7,659,466
Rio Tinto PLC	1,016,656	49,408,672
Rolls-Royce Holdings PLC	710,410	7,615,821
Royal Bank of Scotland Group PLC	4,079,407	12,322,256
Royal Dutch Shell PLC, Class A	3,890,853	124,313,247
Royal Dutch Shell PLC, Class B	3,206,378	105,086,715
Royal Mail PLC	774,190	3,551,303
Segro PLC	567,030	4,452,914
Smiths Group PLC	119,569	2,135,090
SSE PLC	856,665	12,494,897
Standard Life Aberdeen PLC	1,969,296	6,806,502
Taylor Wimpey PLC	2,799,317	5,776,574
Travis Perkins PLC	217,551	3,077,191
United Utilities Group PLC	579,267	5,377,989
Vodafone Group PLC	22,684,622	42,846,019
Wm Morrison Supermarkets PLC	1,889,135	5,988,740
WPP PLC	1,079,494	12,256,664

		1,285,541,130

Total Common Stocks — 98.6% (Cost: $5,975,489,785)		5,532,653,331

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	45,132	3,410,824
Porsche Automobil Holding SE, Preference Shares, NVS	63,781	4,067,189
Schaeffler AG, Preference Shares, NVS	104,054	1,100,227
Volkswagen AG, Preference Shares, NVS	156,501	26,378,625

		34,956,865

Security	Shares	Value
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,116,036	$2,589,975

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	32,678,860	41,755

Total Preferred Stocks — 0.7% (Cost: $41,078,364)		37,588,595

Rights

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(b)	13,571,651	527,443

Total Rights — 0.0% (Cost: $547,660)		527,443

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(e)(f)(g)	24,656,541	24,661,472
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(e)(f)	2,286,834	2,286,834

		26,948,306

Total Short-Term Investments — 0.5% (Cost: $26,946,854)		26,948,306

Total Investments in Securities — 99.8% (Cost: $6,044,062,663)		5,597,717,675
Other Assets, Less Liabilities — 0.2%		10,383,206

Net Assets — 100.0%		$5,608,100,881

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,526,499	3,130,042	24,656,541	$24,661,472	$138,301	(a)	$193	$(1,243)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,481,065	(2,194,231)	2,286,834	2,286,834	17,115		—	—

				$26,948,306	$155,416		$193	$(1,243)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

306

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI EAFE Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	325	12/21/18	$11,762	$(670,880)
FTSE 100 Index	149	12/21/18	13,538	(482,016)
TOPIX Index	73	12/13/18	10,615	(847,237)

				$(2,000,133)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,532,653,302	$—	$29	$5,532,653,331
Preferred Stocks	37,546,840	41,755	—	37,588,595
Rights	527,443	—	—	527,443
Money Market Funds	26,948,306	—	—	26,948,306

	$5,597,675,891	$41,755	$29	$5,597,717,675

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,000,133)	$—	$—	$(2,000,133)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

307

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Austria — 1.0%
Erste Group Bank AG	190,394	$7,766,129
Raiffeisen Bank International AG	92,736	2,532,295

		10,298,424
Belgium — 2.1%
Ageas	115,530	5,787,142
Groupe Bruxelles Lambert SA	51,021	4,750,770
KBC Group NV	158,845	10,960,736

		21,498,648
Denmark — 1.1%
Danske Bank A/S	452,939	8,691,184
Tryg A/S	75,965	1,836,626

		10,527,810
Finland — 2.9%
Nordea Bank Abp	1,912,381	16,653,326
Sampo OYJ, Class A	280,297	12,913,224

		29,566,550
France — 11.2%
Amundi SA(a)	38,640	2,302,007
AXA SA, NVS	1,224,983	30,729,575
BNP Paribas SA	709,374	37,077,257
CNP Assurances, NVS	107,446	2,398,310
Credit Agricole SA	718,637	9,223,838
Eurazeo SE, NVS	29,297	2,142,734
Natixis SA	585,006	3,424,235
SCOR SE	104,074	4,819,431
Societe Generale SA, NVS	484,420	17,827,357
Wendel SA, NVS	17,668	2,294,145

		112,238,889
Germany — 11.7%
Allianz SE, Registered	278,122	58,121,837
Commerzbank AG(b)	633,227	5,983,045
Deutsche Bank AG, Registered	1,236,117	12,116,432
Deutsche Boerse AG	122,040	15,466,322
Hannover Rueck SE	38,277	5,165,335
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	94,451	20,328,004

		117,180,975
Ireland — 0.7%
AIB Group PLC	509,952	2,468,365
Bank of Ireland Group PLC	607,835	4,314,750

		6,783,115
Italy — 5.5%
Assicurazioni Generali SpA	741,057	11,990,262
Intesa Sanpaolo SpA	9,396,019	20,791,939
Mediobanca Banca di Credito Finanziario SpA	392,765	3,449,812
Poste Italiane SpA(a)	327,421	2,355,750
UniCredit SpA	1,267,296	16,248,747

		54,836,510
Netherlands — 5.4%
ABN AMRO Group NV, CVA(a)	268,000	6,589,362
Aegon NV	1,120,874	6,893,591
EXOR NV	67,907	3,850,177
ING Groep NV	2,458,984	29,198,857
NN Group NV	189,273	8,149,316

		54,681,303

Security	Shares	Value
Norway — 1.3%
DNB ASA	618,336	$11,222,810
Gjensidige Forsikring ASA	124,834	1,939,729

		13,162,539
Spain — 9.3%
Banco Bilbao Vizcaya Argentaria SA	4,212,873	23,318,027
Banco de Sabadell SA	3,544,730	4,679,053
Banco Santander SA	10,190,327	48,436,077
Bankia SA	772,217	2,431,514
Bankinter SA	422,501	3,467,808
CaixaBank SA	2,269,681	9,209,117
Mapfre SA	672,732	2,015,359

		93,556,955
Sweden — 5.4%
Industrivarden AB, Class C	104,298	2,170,474
Investor AB, Class B	287,109	12,461,694
Kinnevik AB, Class B	148,208	4,117,204
L E Lundbergforetagen AB, Class B	47,749	1,475,357
Skandinaviska Enskilda Banken AB, Class A	1,029,520	10,674,017
Svenska Handelsbanken AB, Class A	961,714	10,473,977
Swedbank AB, Class A	572,876	12,918,339

		54,291,062
Switzerland — 13.1%
Baloise Holding AG, Registered	30,492	4,371,157
Credit Suisse Group AG, Registered	1,614,109	21,213,362
Julius Baer Group Ltd.	141,392	6,471,506
Pargesa Holding SA, Bearer	24,256	1,783,210
Partners Group Holding AG	10,940	7,803,410
Swiss Life Holding AG, Registered	21,714	8,207,240
Swiss Re AG	198,593	17,958,067
UBS Group AG, Registered	2,435,017	34,108,151
Zurich Insurance Group AG	95,657	29,784,047

		131,700,150
United Kingdom — 28.8%
3i Group PLC	616,720	6,920,336
Admiral Group PLC	125,878	3,237,720
Aviva PLC	2,527,565	13,838,814
Barclays PLC	10,796,836	23,797,500
Direct Line Insurance Group PLC	865,837	3,645,334
Hargreaves Lansdown PLC	179,105	4,274,943
HSBC Holdings PLC	12,652,127	104,256,142
Investec PLC	425,978	2,634,379
Legal & General Group PLC	3,763,752	12,094,968
Lloyds Banking Group PLC	45,502,851	33,268,421
London Stock Exchange Group PLC	196,667	10,843,214
Prudential PLC	1,636,092	32,831,550
Royal Bank of Scotland Group PLC	3,026,679	9,142,386
RSA Insurance Group PLC	642,885	4,636,241
Schroders PLC	79,196	2,711,963
St. James’s Place PLC	334,846	4,336,253
Standard Chartered PLC	1,772,897	12,447,924
Standard Life Aberdeen PLC	1,474,974	5,097,971

		290,016,059

Total Common Stocks — 99.5% (Cost: $1,311,326,302)		1,000,338,989

308

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Rights

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(b)	10,547,223	$409,903

Total Rights — 0.0% (Cost: $425,615)		409,903

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	467,846	467,846

Total Short-Term Investments — 0.0% (Cost: $467,846)		467,846

Total Investments in Securities — 99.5% (Cost: $1,312,219,763)		1,001,216,738
Other Assets, Less Liabilities — 0.5%		4,557,132

Net Assets — 100.0%		$1,005,773,870

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$596	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,656,332	(1,188,486)	467,846	467,846	2,865		—	—

				$467,846	$3,461		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,000,338,989	$—	$—	$1,000,338,989
Rights	409,903	—	—	409,903
Money Market Funds	467,846	—	—	467,846

	$1,001,216,738	$—	$—	$1,001,216,738

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

309

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 0.0%
AED Oil Ltd., NVS(a)(b)	11,395	$—

Austria — 1.9%
Agrana Beteiligungs AG	1,968	39,245
ams AG(c)	12,789	498,134
AT&S Austria Technologie & Systemtechnik AG	4,001	94,973
BAWAG Group AG(d)	6,287	271,690
CA Immobilien Anlagen AG	10,094	328,699
DO & CO AG	1,073	97,504
EVN AG	5,710	99,892
FACC AG	3,252	57,407
IMMOFINANZ AG	14,291	341,012
Kapsch TrafficCom AG	830	29,624
Lenzing AG	2,073	188,257
Oesterreichische Post AG	5,363	218,026
POLYTEC Holding AG(c)	2,479	25,617
Porr AG(c)	1,822	49,340
S IMMO AG	7,451	127,480
S&T AG	7,558	188,228
Schoeller-Bleckmann Oilfield Equipment AG	1,785	160,181
Semperit AG Holding(b)(c)	1,626	26,898
Telekom Austria AG	27,050	201,057
UNIQA Insurance Group AG	19,673	183,897
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,030	160,559
Wienerberger AG	18,720	431,001
Zumtobel Group AG(b)(c)	4,476	40,674

		3,859,395
Belgium — 3.2%
Ackermans & van Haaren NV	3,716	585,668
Aedifica SA	2,789	233,530
AGFA-Gevaert NV(b)	26,605	118,891
Barco NV	1,438	163,910
Befimmo SA	3,257	178,797
Bekaert SA	5,887	127,135
Biocartis NV(b)(d)	4,818	65,399
bpost SA	15,946	242,287
Cie. d’Entreprises CFE	1,265	134,301
Cofinimmo SA	3,468	415,339
D’ieteren SA/NV	3,939	155,940
Econocom Group SA/NV(c)	21,277	66,634
Elia System Operator SA/NV	4,643	290,393
Euronav NV(c)	24,561	228,892
EVS Broadcast Equipment SA	2,030	45,174
Exmar NV(b)(c)	4,780	32,171
Fagron	6,261	102,012
Galapagos NV(b)(c)	6,541	672,203
Gimv NV	3,299	176,244
Greenyard NV	2,727	24,904
Intervest Offices & Warehouses NV	2,081	54,113
Ion Beam Applications(b)(c)	3,272	57,649
KBC Ancora	6,087	281,668
Kinepolis Group NV(c)	2,368	127,311
Melexis NV	3,203	210,854
Mithra Pharmaceuticals SA(b)(c)	1,949	53,552
Ontex Group NV	11,995	230,230
Orange Belgium SA	4,709	84,622
Recticel SA	6,081	47,404
Retail Estates NV	1,034	82,596

Security	Shares	Value
Belgium (continued)
Sioen Industries NV	1,077	$26,175
Sofina SA	2,469	472,778
Tessenderlo Group SA(b)	4,141	145,920
Van de Velde NV	927	23,160
Warehouses De Pauw CVA	2,830	367,468
X-Fab Silicon Foundries SE(b)(c)(d)	9,355	64,022

		6,389,346
China — 0.0%
Boshiwa International Holding Ltd.(a)(b)	20,000	76

Denmark — 3.1%
ALK-Abello A/S(b)	1,069	171,437
Alm Brand A/S	10,790	90,617
Ambu A/S, Series B(c)	25,745	536,818
Bang & Olufsen A/S(b)	5,733	119,280
Bavarian Nordic A/S(b)(c)	4,881	113,006
D/S Norden A/S(b)(c)	4,704	65,080
Dfds A/S	5,114	219,015
FLSmidth & Co. A/S(c)	6,493	341,083
GN Store Nord A/S	21,918	931,017
Jyske Bank A/S, Registered	11,242	459,773
Matas A/S	6,085	58,773
Nilfisk Holding A/S(b)	4,316	169,764
NKT A/S(b)	4,311	81,183
NNIT A/S(d)	1,962	55,421
Per Aarsleff Holding A/S	3,011	98,542
Rockwool International A/S, Class B	1,445	494,197
Royal Unibrew A/S	8,115	576,518
Scandinavian Tobacco Group A/S(d)	10,244	155,495
Schouw & Co. A/S	2,005	163,970
SimCorp A/S	6,482	499,585
Solar A/S, Class B	916	49,036
Spar Nord Bank A/S	13,840	114,761
Sydbank A/S	10,710	247,716
Topdanmark A/S	6,465	308,292
Zealand Pharma A/S(b)(c)	4,479	57,070

		6,177,449
Finland — 2.7%
Amer Sports OYJ	17,481	650,259
Atria OYJ	1,635	15,672
Cargotec OYJ, Class B	6,032	250,828
Caverion OYJ(b)	14,682	91,911
Citycon OYJ	56,161	109,258
Cramo OYJ	6,011	114,557
DNA OYJ	8,381	164,377
Ferratum OYJ(c)	1,880	23,645
Finnair OYJ	8,034	60,398
F-Secure OYJ	15,154	39,577
Huhtamaki OYJ	17,208	483,343
Kemira OYJ	16,058	197,047
Kesko OYJ, Class B	10,373	606,696
Konecranes OYJ	10,709	384,157
Lehto Group OYJ(c)	5,188	27,040
Metsa Board OYJ	30,512	267,411
Oriola OYJ, Class B	18,859	57,587
Outokumpu OYJ	50,895	213,943
Outotec OYJ(b)	24,372	94,442
Ponsse OYJ	1,783	54,950
Ramirent OYJ	12,001	87,705
Sanoma OYJ	11,526	130,008

310

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Finland (continued)
Stockmann OYJ Abp, Class B(b)(c)	7,227	$24,689
Tieto OYJ	8,820	284,415
Tikkurila OYJ	5,605	76,336
Tokmanni Group Corp.	7,888	64,037
Uponor OYJ	8,739	94,809
Valmet OYJ	20,239	461,388
YIT OYJ	25,760	146,812

		5,277,297
France — 6.3%
ABC arbitrage	5,107	36,918
Air France-KLM, NVS(b)(c)	30,941	300,094
Akka Technologies, NVS	1,734	114,542
AKWEL, NVS	1,812	36,175
Albioma SA	4,017	78,194
ALD SA(d)	15,920	237,562
Alten SA, NVS	4,640	447,663
Altran Technologies SA, NVS	37,119	368,846
APERAM SA	8,255	281,535
Assystem, NVS	1,038	30,226
Aubay, NVS	929	33,157
Axway Software SA, NVS	1,144	18,147
Beneteau SA, NVS	5,853	97,354
Boiron SA, NVS	1,152	69,049
Bonduelle SCA, NVS	2,285	81,166
Bourbon Corp., NVS(b)(c)	4,801	28,069
Cellectis SA, NVS(b)	5,120	128,207
CGG SA(b)	106,643	259,305
Chargeurs SA, NVS	2,962	64,202
Cie. des Alpes	1,520	46,500
Cie. Plastic Omnium SA, NVS	9,520	265,351
Coface SA(b)	14,879	149,030
DBV Technologies SA(b)	3,372	125,011
Derichebourg SA, NVS	16,021	77,330
Devoteam SA, NVS	833	91,929
Elior Group SA(d)	18,312	264,127
Elis SA, NVS	31,403	634,412
Eramet, NVS	1,518	140,091
Esso SA Francaise	406	16,055
Etablissements Maurel et Prom(b)	8,055	37,374
Europcar Mobility Group, NVS(c)(d)	16,949	160,930
FFP, NVS	985	115,846
FIGEAC-AERO(b)(c)	1,239	16,622
Fnac Darty SA(b)	2,778	197,985
Gaztransport Et Technigaz SA	2,912	215,783
Genfit, NVS(b)(c)	4,413	103,103
GL Events, NVS	1,262	27,025
Groupe Crit, NVS	429	28,679
Groupe Guillin, NVS	1,172	23,292
Guerbet, NVS(c)	903	57,194
Haulotte Group SA	1,973	22,400
ID Logistics Group, NVS(b)	383	64,660
Innate Pharma SA(b)(c)	7,362	61,769
Interparfums SA, NVS	2,055	85,104
IPSOS, NVS	5,713	152,377
Jacquet Metal Service SA, NVS	2,161	44,857
Kaufman & Broad SA, NVS	2,761	113,434
Korian SA	7,603	300,132
Lagardere SCA, NVS	16,480	451,692
LISI, NVS	3,005	87,674
LNA Sante SA, NVS	833	44,124

Security	Shares	Value
France (continued)
Maisons du Monde SA(d)	7,203	$180,692
Manitou BF SA	1,848	52,242
Mercialys SA	8,047	118,074
Mersen SA, NVS	2,527	83,463
Metropole Television SA	3,905	75,704
Neopost SA	5,395	173,604
Nexans SA(c)	4,373	126,645
Nexity SA	6,799	326,017
Oeneo SA, NVS	3,921	39,718
Orpea, NVS	7,252	894,407
Pierre & Vacances SA, NVS(b)	1,037	22,982
Plastivaloire	1,858	23,241
Rallye SA, NVS(c)	4,294	47,753
Rubis SCA	13,633	705,922
Sartorius Stedim Biotech, NVS	4,401	546,526
SOITEC, NVS(b)	2,991	214,351
Solocal Group, NVS(b)(c)	92,761	75,306
Solutions 30 SE(b)	2,965	129,172
Sopra Steria Group, NVS	2,279	253,058
SPIE SA, NVS	18,575	291,914
Ste Industrielle d’Aviation Latecoere SA, NVS(b)	11,447	44,293
Synergie SA, NVS(c)	1,147	35,089
Tarkett SA, NVS(c)	5,054	111,436
Television Francaise 1	7,227	73,697
Trigano SA, NVS	1,384	140,741
Vallourec SA, NVS(b)(c)	52,679	250,271
Vicat SA, NVS	3,184	171,362
Virbac SA, NVS(b)	662	106,361
Worldline SA/France, NVS(b)(d)	6,348	334,456

		12,580,800
Germany — 10.0%
Aareal Bank AG	8,963	334,218
ADLER Real Estate AG	5,120	82,957
ADO Properties SA(d)	4,596	271,571
ADVA Optical Networking SE(b)(c)	6,625	54,234
AIXTRON SE(b)(c)	18,328	230,612
alstria office REIT AG	23,085	332,710
Amadeus Fire AG	825	94,411
Aumann AG(c)(d)	1,283	63,381
AURELIUS Equity Opportunities SE & Co KGaA	3,596	167,623
Aurubis AG	6,040	367,366
Basler AG	210	37,214
Bauer AG	1,493	24,935
BayWa AG	2,195	64,041
Bechtle AG	4,662	414,659
Bertrandt AG	869	71,976
bet-at-home.com AG	433	25,217
Bilfinger SE	4,865	212,333
Borussia Dortmund GmbH & Co. KGaA	9,473	102,718
CANCOM SE	5,389	220,305
Carl Zeiss Meditec AG, Bearer	6,400	525,372
CECONOMY AG	29,393	150,466
Cewe Stiftung & Co. KGaA	815	63,902
comdirect bank AG	4,424	52,432
CompuGroup Medical SE	3,826	216,752
Consus Real Estate AG(b)	5,586	46,330
Corestate Capital Holding SA	2,001	86,382
CTS Eventim AG & Co. KGaA	9,209	346,000
Deutsche Beteiligungs AG	2,004	82,083
Deutsche EuroShop AG	7,974	247,557

311

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Deutsche Pfandbriefbank AG(d)	21,365	$284,439
Deutz AG	19,202	143,160
DIC Asset AG	7,669	82,810
Diebold Nixdorf AG	1,311	84,967
DMG Mori AG	3,137	151,950
Draegerwerk AG & Co. KGaA	488	23,831
Duerr AG	8,356	298,424
Elmos Semiconductor AG	1,880	39,195
ElringKlinger AG	5,651	47,957
Encavis AG	13,143	89,052
Evotec AG(b)	19,939	394,228
FinTech Group AG, Registered(b)	1,733	44,180
Freenet AG	20,153	454,175
Gerresheimer AG	4,917	346,808
Gerry Weber International AG(b)	3,824	12,587
GFT Technologies SE(c)	2,989	34,375
Grand City Properties SA	18,181	440,427
GRENKE AG(c)	3,843	369,245
H&R GmbH & Co. KGaA	2,052	15,624
Hamborner REIT AG	12,012	121,131
Hamburger Hafen und Logistik AG	3,874	82,258
Hapag-Lloyd AG(c)(d)	5,522	204,469
Heidelberger Druckmaschinen AG(b)(c)	39,452	91,727
HelloFresh SE(b)(c)	11,434	136,549
Hornbach Baumarkt AG	1,442	38,396
Hornbach Holding AG & Co. KGaA	1,692	111,960
Hypoport AG(b)(c)	561	112,508
Indus Holding AG	2,922	159,745
Instone Real Estate Group AG(b)(d)	4,692	110,100
Isra Vision AG	2,571	110,551
Jenoptik AG	8,193	247,301
JOST Werke AG(d)	2,396	83,615
Kloeckner & Co. SE(c)	11,761	99,144
Koenig & Bauer AG(c)	2,202	107,783
Krones AG(c)	2,517	225,442
KWS Saat SE	363	123,389
LEG Immobilien AG	10,041	1,099,696
Leoni AG(c)	5,383	196,882
MBB SE(c)	300	27,635
MLP SE	10,476	60,536
MorphoSys AG(b)	5,019	465,178
Nemetschek SE	3,024	397,798
Nordex SE(b)	9,910	92,523
Norma Group SE	5,070	274,130
OHB SE	821	29,209
PATRIZIA Immobilien AG	7,333	126,125
Pfeiffer Vacuum Technology AG	1,095	136,476
Rational AG	538	312,105
Rheinmetall AG	6,974	604,810
RHOEN-KLINIKUM AG	3,204	81,028
RIB Software SE(c)	6,079	105,246
Rocket Internet SE(b)(d)	10,961	316,942
SAF-Holland SA(c)	7,135	104,126
Salzgitter AG	6,194	248,301
Scout24 AG(d)	17,088	709,794
Senvion SA, NVS(b)	4,086	23,241
SGL Carbon SE(b)	8,757	87,960
Siltronic AG(c)	3,325	305,460
Sirius Real Estate Ltd.	129,836	92,571
Sixt Leasing SE	1,961	28,396

Security	Shares	Value
Germany (continued)
Sixt SE	1,938	$197,627
SLM Solutions Group AG(b)(c)	2,284	39,595
SMA Solar Technology AG	1,702	39,726
Software AG	7,602	341,006
Stabilus SA	3,934	264,102
STADA Arzneimittel AG	3,938	364,452
STRATEC Biomedical AG(c)	826	54,282
Stroeer SE & Co. KGaA	4,521	236,558
Suedzucker AG(c)	11,364	175,757
Surteco Group SE	1,189	26,459
TAG Immobilien AG	20,331	464,867
Takkt AG	5,470	92,967
TLG Immobilien AG	14,308	363,790
Varta AG(b)	2,136	67,330
VERBIO Vereinigte BioEnergie AG(c)	3,503	20,639
Vossloh AG	1,488	68,872
VTG AG, NVS(b)	2,079	123,858
Wacker Neuson SE	4,637	103,188
Washtec AG	1,782	137,500
Wuestenrot & Wuerttembergische AG	3,681	74,573
XING SE	469	141,087
zooplus AG(b)(c)	980	162,339

		20,000,001
Hong Kong — 0.0%
China Hongxing Sports Ltd.(a)	198,000	1
Peace Mark Holdings Ltd.(a)	30,000	—
Real Gold Mining Ltd.(a)(b)	27,000	7

		8
Ireland — 1.8%
C&C Group PLC	48,539	180,390
Cairn Homes PLC, NVS(b)	109,095	175,032
Dalata Hotel Group PLC	29,124	180,504
Glanbia PLC	32,456	574,414
Glenveagh Properties PLC(b)(d)	78,065	73,945
Grafton Group PLC	37,849	350,138
Green REIT PLC	103,074	170,277
Hibernia REIT PLC	106,767	168,151
Irish Continental Group PLC	25,517	150,343
Irish Residential Properties REIT PLC	54,722	88,168
Kingspan Group PLC	24,221	1,053,834
Origin Enterprises PLC	19,990	128,424
Permanent TSB Group Holdings PLC(b)	22,188	47,766
UDG Healthcare PLC	39,906	322,256

		3,663,642
Italy — 6.1%
A2A SpA	252,435	407,437
ACEA SpA	8,443	111,065
Aeroporto Guglielmo Marconi Di Bologna SpA	2,001	28,658
Amplifon SpA	12,668	224,775
Anima Holding SpA(d)	48,699	204,160
Aquafil SpA	1,552	18,025
Arnoldo Mondadori Editore SpA(b)	20,805	35,973
Ascopiave SpA	11,285	37,081
ASTM SpA	6,482	128,674
Autogrill SpA	20,242	199,421
Azimut Holding SpA(c)	19,629	242,089
Banca Carige SpA(b)(c)	5,743,280	31,886
Banca Farmafactoring SpA(d)	13,040	67,226
Banca Generali SpA	9,281	179,085

312

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Italy (continued)
Banca IFIS SpA(c)	3,764	$66,275
Banca Mediolanum SpA	41,204	239,267
Banca Monte dei Paschi di Siena SpA(b)(c)	49,509	81,480
Banca Popolare di Sondrio SCPA	74,165	234,283
Banco BPM SpA(b)	242,722	456,802
Beni Stabili SpA SIIQ	143,314	122,680
Biesse SpA	2,142	49,365
Bio On SpA(b)(c)	1,248	79,045
BPER Banca	64,654	245,994
Brembo SpA	23,920	265,063
Brunello Cucinelli SpA	5,314	182,136
Buzzi Unicem SpA(c)	12,129	233,283
Cairo Communication SpA	11,741	37,182
Cementir Holding SpA	6,238	38,379
Cerved Group SpA	30,871	246,423
CIR-Compagnie Industriali Riunite SpA	49,867	53,112
Credito Emiliano SpA	13,066	78,019
Credito Valtellinese SpA(b)(c)	1,133,600	118,681
Danieli & C Officine Meccaniche SpA	1,906	35,633
Datalogic SpA	3,217	94,588
De’ Longhi SpA	10,552	279,769
DeA Capital SpA	19,176	27,941
DiaSorin SpA	3,536	335,742
doBank SpA(d)	6,351	70,125
El.En. SpA(c)	1,654	32,421
Enav SpA(d)	43,200	194,910
ERG SpA	8,635	161,336
Falck Renewables SpA	18,281	37,035
Fila SpA	2,453	43,692
Fincantieri SpA, NVS(b)	81,562	119,121
FinecoBank Banca Fineco SpA	64,248	673,073
Geox SpA(c)	12,080	21,859
Gima TT SpA(d)	5,531	53,883
Hera SpA	126,020	348,400
IMA Industria Macchine Automatiche SpA(c)	2,879	173,052
Immobiliare Grande Distribuzione SIIQ SpA	8,749	61,788
Infrastrutture Wireless Italiane SpA(d)	38,505	268,313
Interpump Group SpA	11,972	345,904
Iren SpA	101,308	219,588
Italgas SpA	77,801	402,151
Italmobiliare SpA	2,527	55,833
Juventus Football Club SpA(b)(c)	63,442	67,318
La Doria SpA	1,711	18,630
Maire Tecnimont SpA	23,186	101,616
MARR SpA	5,272	127,712
Mediaset SpA(b)(c)	57,783	174,218
OVS SpA(b)(c)(d)	32,413	57,329
Piaggio & C SpA	25,650	54,958
Prima Industrie SpA	664	16,364
RAI Way SpA(d)	14,982	77,662
Reply SpA	3,181	176,463
Safilo Group SpA(b)	5,755	10,759
Saipem SpA(b)	96,379	527,993
Salini Impregilo SpA(c)	30,001	66,218
Salvatore Ferragamo SpA(c)	8,048	190,674
Saras SpA	88,700	173,164
Sesa SpA	1,061	28,852
Societa Cattolica di Assicurazioni SC	23,568	190,798
Societa Iniziative Autostradali e Servizi SpA	12,657	178,689
Sogefi SpA(b)(c)	10,650	18,993

Security	Shares	Value
Italy (continued)
Tamburi Investment Partners SpA	16,195	$105,694
Technogym SpA, NVS(d)	14,291	156,419
Tod’s SpA(c)	1,560	95,536
Unione di Banche Italiane SpA	163,544	500,319
Unipol Gruppo SpA	62,976	253,881
Zignago Vetro SpA	4,159	38,688

		12,208,128
Netherlands — 5.3%
Aalberts Industries NV	15,842	582,470
Accell Group NV	3,918	68,188
AMG Advanced Metallurgical Group NV	4,635	222,041
Arcadis NV	11,585	156,860
ASM International NV	7,364	316,980
ASR Nederland NV	23,229	1,056,995
Basic-Fit NV(b)(d)	4,961	143,056
BE Semiconductor Industries NV	12,134	260,258
BinckBank NV	8,797	42,661
Boskalis Westminster(c)	13,683	394,720
Brunel International NV	3,202	39,727
Constellium NV, Class A(b)(c)	19,654	178,065
Corbion NV	9,520	289,513
COSMO Pharmaceuticals NV(b)	1,202	151,520
Eurocommercial Properties NV	7,179	265,987
Euronext NV(d)	8,845	545,688
Flow Traders(d)	5,278	168,164
ForFarmers NV	5,843	66,006
Fugro NV, CVA(b)(c)	13,804	178,303
Gemalto NV(b)	12,190	695,566
IMCD NV	8,422	572,075
Intertrust NV(d)	10,332	166,820
InterXion Holding NV(b)	11,366	669,116
Kendrion NV	2,117	64,164
Koninklijke BAM Groep NV(c)	37,172	128,080
Koninklijke Volkerwessels NV	5,072	90,225
NSI NV	2,880	113,722
OCI NV(b)	11,604	330,538
Pharming Group NV(b)(c)	93,833	102,277
PostNL NV	69,627	206,378
Rhi Magnesita NV(c)	3,905	195,566
Rhi Magnesita NV	471	22,797
SBM Offshore NV	27,940	483,725
Shop Apotheke Europe NV(b)(c)(d)	1,385	70,617
SIF Holding NV	1,398	23,412
Signify NV(d)	17,379	429,270
Takeaway.com NV(b)(d)	3,401	200,382
TKH Group NV	6,191	313,277
TomTom NV(b)	20,800	174,305
Vastned Retail NV	2,343	92,916
Wereldhave NV	6,505	223,989
Wessanen(c)	12,529	131,384

		10,627,803
Norway — 3.7%
Akastor ASA(b)(c)	26,683	52,192
Aker ASA, Class A	3,588	273,637
Aker Solutions ASA(b)	24,461	161,813
Atea ASA	13,277	175,659
Austevoll Seafood ASA	14,329	231,175
B2Holding ASA(c)	32,357	54,743
Bakkafrost P/F	6,610	372,301

313

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Norway (continued)
Borr Drilling Ltd.(b)	64,167	$250,409
Borregaard ASA	15,840	143,230
BW LPG Ltd.(b)(c)(d)	12,235	58,067
BW Offshore Ltd.(b)	14,686	94,529
DNO ASA	103,688	200,222
Entra ASA(d)	18,880	256,527
Europris ASA(d)	28,242	75,436
Evry AS(d)	23,590	87,007
Frontline Ltd./Bermuda(b)	12,147	88,231
Gaming Innovation Group Inc.(b)(c)	82,639	30,480
Golden Ocean Group Ltd.(c)	14,048	105,716
Grieg Seafood ASA	7,925	115,882
Hoegh LNG Holdings Ltd.(c)	8,558	39,965
Kongsberg Automotive ASA(b)	67,597	63,536
Kvaerner ASA(b)	20,569	35,877
Leroy Seafood Group ASA	47,405	438,125
Nordic Nanovector ASA(b)(c)	6,180	40,882
Nordic Semiconductor ASA(b)	22,275	95,408
Northern Drilling Ltd.(b)	11,052	93,887
Norway Royal Salmon ASA	2,066	60,960
Norwegian Air Shuttle ASA(b)	5,380	137,621
Norwegian Finans Holding ASA(b)	16,238	145,573
Norwegian Property ASA	27,749	34,138
Ocean Yield ASA	9,284	70,694
Odfjell Drilling Ltd.(b)	15,646	57,521
Petroleum Geo-Services ASA(b)	49,215	154,233
Protector Forsikring ASA(b)	10,160	47,144
Salmar ASA	8,136	430,760
Sbanken ASA(d)	12,463	124,557
Scatec Solar ASA(d)	11,334	77,403
Selvaag Bolig ASA	6,653	29,881
SpareBank 1 Nord Norge	15,004	120,318
Sparebank 1 Oestlandet	5,121	53,373
SpareBank 1 SMN	20,013	204,774
Stolt-Nielsen Ltd.	3,014	40,665
Storebrand ASA	74,171	619,140
Subsea 7 SA	41,783	529,188
TGS NOPEC Geophysical Co. ASA	16,730	563,111
Wallenius Wilhelmsen ASA(b)(c)	18,270	62,820
XXL ASA(c)(d)	16,671	86,083

		7,284,893
Portugal — 0.7%
Altri SGPS SA	9,701	85,186
Banco Comercial Portugues SA, Class R(b)	1,449,444	391,194
Corticeira Amorim SGPS SA	6,286	69,087
CTT-Correios de Portugal SA	21,524	82,674
Mota-Engil SGPS SA(b)	11,605	23,116
Navigator Co. SA (The)	33,921	169,110
NOS SGPS SA	41,011	230,479
REN — Redes Energeticas Nacionais SGPS SA	62,209	165,924
Semapa-Sociedade de Investimento e Gestao	4,093	78,282
Sonae SGPS SA	126,748	127,025

		1,422,077
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(a)	60,000	—

Spain — 4.5%
Acciona SA(c)	3,664	309,618
Acerinox SA	26,752	299,112
Aedas Homes SAU(b)(d)	3,656	94,613

Security	Shares	Value
Spain (continued)
Almirall SA	9,824	$178,209
Applus Services SA	20,178	274,809
Atresmedia Corp. de Medios de Comunicacion SA	15,810	89,245
Bolsas y Mercados Espanoles SHMSF SA	12,083	357,873
Cellnex Telecom SA(c)(d)	23,801	593,559
Cia. de Distribucion Integral Logista Holdings SA	8,215	198,447
Cie. Automotive SA	11,221	297,506
Codere SA/Spain(b)	8,793	56,789
Construcciones y Auxiliar de Ferrocarriles SA	2,939	110,557
Corp Financiera Alba SA	2,457	118,177
Distribuidora Internacional de Alimentacion SA(c)	86,849	65,596
Ebro Foods SA(c)	12,046	236,669
eDreams ODIGEO SA(b)(c)	9,852	40,130
Ence Energia y Celulosa SA	21,544	181,247
Ercros SA	16,495	75,132
Euskaltel SA(c)(d)	14,756	123,723
Faes Farma SA	43,262	182,102
Fluidra SA	7,844	94,920
Fomento de Construcciones y Contratas SA(b)	12,194	162,481
Gestamp Automocion SA(d)	27,182	172,472
Global Dominion Access SA(b)(d)	16,667	89,135
Grupo Catalana Occidente SA	6,594	272,703
Indra Sistemas SA(b)	20,180	199,725
Inmobiliaria Colonial SOCIMI SA	43,509	437,518
Lar Espana Real Estate SOCIMI SA	15,066	149,367
Liberbank SA(b)	302,168	141,810
Masmovil Ibercom SA(b)	1,942	252,164
Mediaset Espana Comunicacion SA	26,324	179,316
Melia Hotels International SA(c)	18,049	185,690
Merlin Properties SOCIMI SA	56,488	709,161
Metrovacesa SA(b)(d)	7,124	87,983
Miquel y Costas & Miquel SA	2,030	66,703
Neinor Homes SA(b)(d)	12,181	195,984
Obrascon Huarte Lain SA(c)	28,332	32,423
Papeles y Cartones de Europa SA	6,839	129,407
Pharma Mar SA(b)	31,585	38,615
Promotora de Informaciones SA, Class A(b)(c)	24,745	44,972
Prosegur Cia. de Seguridad SA	43,614	242,538
Realia Business SA(b)	41,340	46,372
Sacyr SA	53,940	130,484
Talgo SA(b)(d)	15,211	77,298
Tecnicas Reunidas SA(c)	5,280	142,084
Telepizza Group SA(d)	17,200	89,354
Tubacex SA(b)	19,336	68,574
Unicaja Banco SA(d)	135,952	174,220
Viscofan SA	6,333	378,872
Zardoya Otis SA	29,441	201,817

		9,077,275
Sweden — 9.7%
AAK AB	28,480	430,019
AcadeMedia AB(b)(d)	12,802	58,759
AF AB, Class B	10,466	224,786
Ahlsell AB(d)	51,656	261,793
Alimak Group AB(c)(d)	7,853	110,667
Arjo AB, Class B	36,352	123,696
Attendo AB(d)	17,267	156,334
Avanza Bank Holding AB	3,606	193,089
Axactor SE(b)(c)	21,486	56,495
Axfood AB	17,044	304,434
Betsson AB	18,318	159,336

314

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Bilia AB, Class A	12,563	$117,868
BillerudKorsnas AB(c)	28,043	332,907
BioGaia AB, Class B	2,608	105,722
Biotage AB	8,412	110,446
Bonava AB, Class B	13,626	154,155
Bravida Holding AB(d)	32,968	242,579
Bufab AB	5,120	51,930
Bure Equity AB	7,742	100,971
Byggmax Group AB(c)	9,259	37,838
Camurus AB(b)(c)	2,691	26,234
Castellum AB	43,255	747,049
Catena Media PLC(b)	6,014	67,117
Cherry AB, Class B(b)(c)	7,921	62,226
Clas Ohlson AB, Class B(c)	6,450	54,375
Cloetta AB, Class B	35,593	107,483
Collector AB(b)	4,829	28,267
Com Hem Holding AB	22,695	354,590
Dios Fastigheter AB	13,846	83,548
Dometic Group AB(d)	47,096	329,786
Dustin Group AB(d)	8,446	67,829
Elanders AB, Class B	2,627	27,162
Elekta AB, Class B	58,375	741,208
Eltel AB(b)(d)	21,061	45,741
Evolution Gaming Group AB(d)	3,436	258,836
Fabege AB	42,055	537,898
Fastighets AB Balder, Class B(b)	16,423	412,924
Getinge AB, Class B	36,489	358,913
Granges AB	11,950	126,564
Haldex AB	5,594	47,434
Hansa Medical AB(b)	4,477	157,337
Hembla AB(b)	6,180	105,753
Hemfosa Fastigheter AB	24,532	303,573
Hexpol AB	41,324	382,960
Hoist Finance AB(d)	10,798	86,718
Holmen AB, Class B	16,629	381,533
Hufvudstaden AB, Class A	17,760	262,911
Humana AB	4,212	25,347
Indutrade AB	14,402	346,038
Intrum AB(c)	12,645	322,915
Investment AB Oresund(b)	4,323	65,746
Inwido AB	9,166	61,226
ITAB Shop Concept AB, Class B	7,324	14,408
JM AB(c)	10,921	207,852
Kindred Group PLC	36,572	390,621
Klovern AB, Class B	81,565	94,329
Kungsleden AB	29,536	206,985
LeoVegas AB(c)(d)	10,866	63,605
Lindab International AB	10,543	73,826
Loomis AB, Class B	11,281	349,303
Mekonomen AB(c)	3,728	43,644
Mekonomen AB, New(b)	2,182	25,545
Modern Times Group MTG AB, Class B	10,586	391,718
Munters Group AB(d)	11,866	44,012
Mycronic AB(c)	11,011	138,184
NCC AB, Class B	14,132	211,059
NetEnt AB	30,081	154,689
New Wave Group AB, Class B	7,386	44,932
Nibe Industrier AB, Class B	48,813	510,470
Nobia AB	19,265	122,782
Nobina AB(d)	14,017	93,705

Security	Shares	Value
Sweden (continued)
Nolato AB, Class B	3,184	$146,838
Oncopeptides AB(b)(c)(d)	3,447	54,988
Pandox AB	12,589	215,425
Paradox Interactive AB	3,337	48,268
Peab AB	29,089	256,526
Probi AB(b)	939	41,506
Radisson Hospitality AB(b)	8,348	32,288
Ratos AB, Class B	34,328	92,846
RaySearch Laboratories AB(b)(c)	3,983	50,247
Recipharm AB, Class B(b)	7,544	111,761
Resurs Holding AB(d)	17,057	113,188
Saab AB, Class B	10,208	400,515
SAS AB(b)	32,321	73,131
Scandi Standard AB	7,261	44,489
Scandic Hotels Group AB(d)	10,475	95,871
SkiStar AB	3,208	83,713
SSAB AB, Class A	35,130	140,486
SSAB AB, Class B	89,732	291,491
Starbreeze AB(b)(c)	39,760	28,538
Stillfront Group AB(b)	2,280	39,614
Storytel AB(b)	4,220	53,098
Svenska Cellulosa AB SCA, Class B	95,882	908,706
Sweco AB, Class B	11,456	258,709
Swedish Orphan Biovitrum AB(b)	25,925	529,863
Thule Group AB(d)	16,501	327,323
Tobii AB(b)(c)	12,244	45,548
Trelleborg AB, Class B	38,059	688,333
Troax Group AB	1,984	55,137
Victoria Park AB, Class B	4,087	16,411
Vitrolife AB	10,720	159,116
Volati AB	4,724	19,641
Wallenstam AB, Class B	26,211	236,452
Wihlborgs Fastigheter AB	22,389	253,391

		19,416,191
Switzerland — 7.6%
Allreal Holding AG, Registered	2,214	340,277
ALSO Holding AG, Registered	907	102,972
APG SGA SA	220	77,642
Arbonia AG, Registered(b)	7,603	95,538
Ascom Holding AG, Registered	5,720	91,438
Autoneum Holding AG(c)	468	90,725
Bachem Holding AG, Class B, Registered	805	94,273
Banque Cantonale Vaudoise, Registered	480	359,320
Basilea Pharmaceutica AG, Registered(b)	1,888	91,294
Bell Food Group AG, Registered	370	116,234
BKW AG	2,851	181,110
Bobst Group SA Registered	1,373	104,009
Bossard Holding AG, Class A, Registered	967	158,042
Bucher Industries AG, Registered	1,081	298,755
Burckhardt Compression Holding AG	486	161,372
Burkhalter Holding AG	689	53,906
Cembra Money Bank AG	4,525	380,120
Comet Holding AG, Registered(c)	1,166	118,003
Conzzeta AG, Registered	216	193,475
Daetwyler Holding AG, Bearer	1,199	182,371
dormakaba Holding AG	506	365,704
EDAG Engineering Group AG	1,563	31,027
EFG International AG	14,002	98,970
Emmi AG, Registered	351	255,425
Feintool International Holding AG, Registered	305	28,623

315

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Flughafen Zurich AG, Registered	3,161	$625,978
Forbo Holding AG, Registered	185	272,010
Galenica AG(d)	7,680	412,288
GAM Holding AG	26,205	152,400
Georg Fischer AG, Registered	650	605,801
Gurit Holding AG, Bearer	67	60,879
Helvetia Holding AG, Registered	1,102	675,946
Huber & Suhner AG, Registered	2,111	144,805
Idorsia Ltd.(b)	11,280	218,782
Implenia AG, Registered	2,404	133,834
Inficon Holding AG, Registered	298	143,149
Interroll Holding AG, Registered	101	187,160
Intershop Holdings AG	176	86,609
Investis Holding SA	497	30,238
Kardex AG, Registered	979	127,497
Komax Holding AG, Registered	577	158,318
Kudelski SA, Bearer(c)	7,562	53,300
Landis+Gyr Group AG(c)	4,229	256,876
LEM Holding SA, Registered	75	85,893
Leonteq AG(b)(c)	1,745	82,505
Logitech International SA, Registered	24,795	918,689
Meyer Burger Technology AG(b)(c)	103,894	54,534
Mobilezone Holding AG, Registered	4,931	54,805
Mobimo Holding AG, Registered	987	220,282
Molecular Partners AG(b)(c)	1,759	32,351
OC Oerlikon Corp. AG, Registered	32,691	389,666
Orascom Development Holding AG(b)	1,905	28,029
Oriflame Holding AG	6,672	157,826
Orior AG	779	68,924
Panalpina Welttransport Holding AG, Registered(c)	1,703	208,240
PSP Swiss Property AG, Registered	6,587	636,828
Rieter Holding AG, Registered	512	69,224
Schmolz + Bickenbach AG, Registered(b)	75,687	55,605
Schweiter Technologies AG, Bearer	162	184,241
SFS Group AG	2,687	264,186
Siegfried Holding AG, Registered	628	252,224
St Galler Kantonalbank AG, Class A, Registered	401	197,729
Sulzer AG, Registered	2,988	300,612
Sunrise Communications Group AG(d)	5,313	468,499
Swissquote Group Holding SA, Registered	1,395	72,669
Tecan Group AG, Registered	1,776	401,141
u-blox Holding AG(c)	1,109	139,135
Valiant Holding AG, Registered	2,516	284,641
Valora Holding AG, Registered	551	138,038
VAT Group AG(d)	4,311	433,714
Vontobel Holding AG, Registered	4,081	253,566
VZ Holding AG	444	126,019
Ypsomed Holding AG, Registered(c)	595	79,972
Zehnder Group AG, Registered	1,539	61,658
Zur Rose Group AG(b)	792	94,483

		15,232,423
United Kingdom — 32.6%
888 Holdings PLC	59,055	139,823
AA PLC	99,041	126,676
Abcam PLC	28,943	443,783
Acacia Mining PLC(b)(c)	25,658	50,275
accesso Technology Group PLC(b)	3,944	102,301
Advanced Medical Solutions Group PLC	30,013	110,062
Aggreko PLC	41,149	451,331
Alliance Pharma PLC	52,129	44,494

Security	Shares	Value
United Kingdom (continued)
AO World PLC(b)(c)	39,090	$66,630
Arrow Global Group PLC	28,560	69,774
Ascential PLC	61,699	297,054
Ashmore Group PLC	63,468	285,621
ASOS PLC(b)	8,665	604,072
Assura PLC	383,886	257,027
AVEVA Group PLC	10,240	342,543
B&M European Value Retail SA	142,748	760,227
Bakkavor Group PLC(c)(d)	21,760	41,595
Balfour Beatty PLC	108,052	363,245
Bank of Georgia Group PLC	6,264	124,812
BBA Aviation PLC	163,230	500,978
Beazley PLC	84,279	568,051
Bellway PLC	19,752	724,586
Biffa PLC(d)	39,349	118,154
Big Yellow Group PLC	23,947	263,910
Blue Prism Group PLC(b)	8,045	178,246
Bodycote PLC	30,481	309,824
boohoo Group PLC(b)	118,561	322,525
Bovis Homes Group PLC	21,942	271,673
Brewin Dolphin Holdings PLC	47,763	200,908
Britvic PLC	42,797	432,549
BTG PLC(b)	49,047	345,937
Burford Capital Ltd.	31,310	663,305
Cairn Energy PLC(b)	92,801	234,188
Capita PLC(b)	268,492	441,354
Capital & Counties Properties PLC	114,268	365,453
Capital & Regional PLC	72,111	38,699
Card Factory PLC	51,304	120,815
Centamin PLC	188,951	240,225
Central Asia Metals PLC	26,735	74,129
Charter Court Financial Services Group PLC(d)	18,621	69,142
Chemring Group PLC	43,920	102,361
Cineworld Group PLC	152,105	572,561
Civitas Social Housing PLC	52,535	73,839
Clinigen Healthcare Ltd., NVS(b)	17,501	202,822
Close Brothers Group PLC	24,098	453,247
CMC Markets PLC(d)	17,911	26,776
Coats Group PLC	222,172	228,524
Cobham PLC(b)	380,202	522,967
Computacenter PLC	11,720	164,428
Costain Group PLC	16,548	79,396
Countryside Properties PLC(d)	63,670	243,738
Crest Nicholson Holdings PLC	41,775	181,912
CVS Group PLC	10,909	117,018
CYBG PLC	203,300	698,252
Daily Mail & General Trust PLC, Class A, NVS	45,998	411,124
Dairy Crest Group PLC	24,407	149,132
Dart Group PLC	15,239	165,509
De La Rue PLC	16,105	98,466
Dechra Pharmaceuticals PLC	16,338	477,222
Derwent London PLC	16,587	620,773
DFS Furniture PLC	33,280	88,449
Dialog Semiconductor PLC(b)	12,236	323,031
Dignity PLC	8,394	107,093
Diploma PLC	18,000	302,443
Dixons Carphone PLC	157,227	340,420
Domino’s Pizza Group PLC	77,987	282,302
Drax Group PLC	64,652	331,758
DS Smith PLC	216,916	1,088,979

316

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Dunelm Group PLC	16,870	$128,579
EI Group PLC(b)	76,421	162,289
Electrocomponents PLC	69,883	553,438
Elementis PLC	92,223	241,568
EMIS Group PLC	8,540	98,753
Empiric Student Property PLC	94,582	114,568
EnQuest PLC(b)(c)	264,265	92,182
Entertainment One Ltd.	58,838	307,487
Equiniti Group PLC(d)	57,028	157,029
Essentra PLC	41,841	204,226
esure Group PLC	46,051	164,051
Evraz PLC	56,720	393,534
Faroe Petroleum PLC(b)	49,494	93,723
Ferrexpo PLC	46,386	123,814
Fevertree Drinks PLC	15,672	556,892
FirstGroup PLC(b)	194,615	212,612
FLEX LNG Ltd.(b)	31,362	55,224
Forterra PLC(d)	33,155	93,412
Frontier Developments PLC(b)(c)	3,165	39,713
Galliford Try PLC	17,590	196,437
Games Workshop Group PLC	4,860	190,643
GB Group PLC	21,460	138,748
GCP Student Living PLC	55,490	106,637
Genus PLC	9,601	271,606
Georgia Capital PLC(b)	6,132	91,671
Go-Ahead Group PLC (The)	6,812	133,694
Gocompare.Com Group PLC	51,081	54,238
Grainger PLC	66,343	229,726
Great Portland Estates PLC	40,041	356,960
Greencore Group PLC	112,871	272,866
Greene King PLC	49,281	303,887
Greggs PLC	16,321	242,117
Gulf Keystone Petroleum Ltd.(b)	36,400	103,485
Halfords Group PLC	31,339	123,494
Halma PLC	60,302	1,023,235
Hansteen Holdings PLC	64,736	79,573
Hastings Group Holdings PLC(d)	52,401	123,934
Hays PLC	222,094	466,251
Helical PLC	15,714	62,444
Hikma Pharmaceuticals PLC	22,966	557,991
Hill & Smith Holdings PLC	12,489	158,062
Hiscox Ltd.	45,151	939,220
Hochschild Mining PLC	44,279	89,166
HomeServe PLC	47,244	574,383
Hostelworld Group PLC(d)	15,129	38,044
Hotel Chocolat Group Ltd.	6,242	21,734
Howden Joinery Group PLC	97,938	587,033
Hunting PLC	22,720	195,956
Hurricane Energy PLC(b)	240,628	141,125
Ibstock PLC(d)	64,654	185,381
IG Group Holdings PLC	58,511	451,939
IMI PLC	43,266	549,791
Inchcape PLC	66,465	459,448
Indivior PLC(b)	115,464	277,880
Inmarsat PLC	73,079	425,891
IntegraFin Holdings PLC(b)(c)	30,397	104,867
Intermediate Capital Group PLC	46,489	565,500
International Personal Finance PLC	36,962	84,019
Intu Properties PLC(c)	145,513	364,607
iomart Group PLC	11,920	58,486

Security	Shares	Value
United Kingdom (continued)
IQE PLC(b)(c)	113,960	$131,779
ITE Group PLC	123,390	89,867
IWG PLC	109,448	321,648
J D Wetherspoon PLC	10,890	171,846
JD Sports Fashion PLC	69,056	360,269
John Laing Group PLC(d)	77,427	308,867
John Menzies PLC	12,652	84,064
JPJ Group PLC(b)	9,770	76,774
Jupiter Fund Management PLC	69,434	298,984
Just Eat PLC(b)	86,700	673,105
Just Group PLC	150,960	171,189
Kainos Group PLC	11,444	57,174
KAZ Minerals PLC	39,089	259,120
KCOM Group PLC	78,804	92,737
Keller Group PLC	11,370	94,142
Keywords Studios PLC(c)	8,314	145,538
Kier Group PLC(c)	15,987	179,046
Lancashire Holdings Ltd.	30,289	228,921
Learning Technologies Group PLC	60,859	87,094
LondonMetric Property PLC	110,548	254,679
Lookers PLC	50,399	61,499
Majestic Wine PLC	8,424	42,140
Man Group PLC	257,996	512,448
Marshalls PLC	32,941	181,073
Marston’s PLC	105,034	133,402
McCarthy & Stone PLC(d)	76,949	132,734
Metro Bank PLC(b)(c)	13,955	396,561
Mitchells & Butlers PLC	35,078	116,534
Mitie Group PLC	60,029	111,448
Moneysupermarket.com Group PLC	84,514	316,728
Morgan Advanced Materials PLC	41,800	147,411
Morgan Sindall Group PLC	5,699	86,363
N Brown Group PLC	28,611	49,536
National Express Group PLC	73,235	374,491
NCC Group PLC	46,095	115,793
NewRiver REIT PLC	48,071	155,399
NEX Group PLC	51,095	741,656
Northgate PLC	22,360	107,654
Nostrum Oil & Gas PLC(b)	15,492	40,778
Numis Corp. PLC	9,910	36,785
Ocado Group PLC(b)	88,784	970,171
On the Beach Group PLC(d)	17,704	96,932
OneSavings Bank PLC	34,328	163,695
Oxford Biomedica PLC(b)	7,744	68,285
Oxford Instruments PLC	8,958	107,593
P2P Global Investments PLC/Fund	13,522	134,248
Pagegroup PLC	51,905	332,934
Paragon Banking Group PLC	42,583	231,571
Patisserie Holdings PLC(a)	7,527	4,809
Pendragon PLC	226,738	77,933
Pennon Group PLC	66,214	631,322
Petra Diamonds Ltd.(b)(c)	149,581	74,807
Petrofac Ltd.	41,424	306,038
Pets at Home Group PLC	80,406	113,013
Phoenix Group Holdings	85,751	660,149
Photo-Me International PLC	41,857	59,045
Playtech PLC	48,387	296,149
Plus500 Ltd.	12,682	219,408
Polypipe Group PLC	32,753	155,264
Premier Foods PLC(b)(c)	104,281	50,766

317

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Premier Oil PLC(b)	123,143	$169,934
Primary Health Properties PLC(c)	117,448	164,476
Provident Financial PLC(b)	40,463	263,885
Purplebricks Group PLC(b)(c)	34,402	78,112
PZ Cussons PLC	46,231	129,367
QinetiQ Group PLC	90,264	320,285
Quilter PLC(d)	303,382	448,972
Rathbone Brothers PLC	7,558	222,309
RDI REIT PLC	215,524	91,015
Redde PLC	48,157	108,174
Redrow PLC	37,920	256,070
Regional REIT Ltd.(d)	40,489	51,838
Renewi PLC	131,695	86,324
Renishaw PLC	5,878	316,497
Rentokil Initial PLC	291,875	1,179,246
Restaurant Group PLC (The)	31,542	97,210
Restore PLC	16,991	96,611
Rightmove PLC	143,748	830,482
Rotork PLC	137,662	527,341
RPC Group PLC	66,533	648,305
RPS Group PLC	35,281	70,686
Sabre Insurance Group PLC(d)	37,471	126,399
SafeCharge International Group Ltd.	8,180	26,653
Safestore Holdings PLC	33,285	227,110
Saga PLC	178,777	272,063
Sanne Group PLC	21,520	153,984
Savills PLC	22,564	209,026
Scapa Group PLC	22,809	119,141
Schroder REIT Ltd.	81,840	61,174
Senior PLC	66,736	232,792
Serco Group PLC(b)(c)	180,344	221,448
Shaftesbury PLC	27,045	309,974
SIG PLC	89,404	128,173
Sirius Minerals PLC(b)(c)	681,313	200,574
Smart Metering Systems PLC	16,544	121,973
Soco International PLC	37,565	40,319
Softcat PLC	17,104	140,962
SolGold PLC(b)(c)	129,176	65,197
Sophos Group PLC(d)	52,079	291,329
Sound Energy PLC(b)	113,981	49,517
Spectris PLC	18,862	516,724
Spirax-Sarco Engineering PLC	11,710	968,070
Spire Healthcare Group PLC(c)(d)	46,838	70,261
Sports Direct International PLC(b)	34,652	144,519
SSP Group PLC	73,479	626,795
St. Modwen Properties PLC	29,950	143,201
Staffline Group PLC	3,084	46,735
Stagecoach Group PLC	68,122	133,002
Stallergenes Greer PLC(b)	621	19,068
Standard Life Investment Property Income Trust Ltd.	57,930	67,358
Stobart Group Ltd.	50,227	136,056
Stock Spirits Group PLC	28,481	72,783
Superdry PLC	8,424	86,971
Synthomer PLC	43,278	245,525
TalkTalk Telecom Group PLC	110,640	169,644
Tate & Lyle PLC	73,540	632,577
Ted Baker PLC	4,541	106,297
Telecom Plus PLC	10,474	163,274
Telford Homes PLC	10,561	42,372
Thomas Cook Group PLC	226,952	130,843

Security	Shares	Value
United Kingdom (continued)
TORM PLC(b)	5,291	$31,177
TP ICAP PLC	91,024	337,287
Tritax Big Box REIT PLC	233,297	425,978
Tullow Oil PLC(b)	223,119	643,734
Ultra Electronics Holdings PLC	11,885	218,375
UNITE Group PLC (The)	42,587	463,892
Vectura Group PLC(b)	96,247	87,438
Vesuvius PLC	34,536	240,058
Victoria PLC(b)(c)	15,065	73,147
Victrex PLC	13,682	463,627
Watkin Jones PLC(c)	28,245	75,789
WH Smith PLC	17,868	444,060
William Hill PLC	136,848	367,550
Workspace Group PLC	19,522	239,714

		65,306,057

Total Common Stocks — 99.2% (Cost: $217,197,393)		198,522,861

Preferred Stocks
Germany — 0.3%
Biotest AG, Preference Shares, NVS	3,121	82,925
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(c)	1,196	64,314
Jungheinrich AG, Preference Shares, NVS	7,802	259,014
Sixt SE, Preference Shares, NVS	2,631	181,248
STO SE & Co. KGaA, Preference Shares, NVS	405	41,850

		629,351
Italy — 0.1%
Buzzi Unicem SpA, Preference Shares, NVS	6,434	72,317
Danieli & C Officine Meccaniche SpA RSP, Preference Shares, NVS	6,099	89,975

		162,292

Total Preferred Stocks — 0.4% (Cost: $896,643)		791,643

Rights
Italy — 0.0%
Beni Stabili SpA SIIQ (Expires 11/10/18)(b)	146,896	2

Sweden — 0.0%
Dustin Group AB, NVS (Expires 11/07/18)(b)(c)	8,656	1,358

Total Rights — 0.0% (Cost: $0)		1,360

Short-Term Investments
Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(e)(f)(g)	16,480,107	16,483,403

318

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(e)(f)	98,437	$98,437

		16,581,840

Total Short-Term Investments — 8.3% (Cost: $16,579,238)		16,581,840

Total Investments in Securities — 107.9% (Cost: $234,673,274)		215,897,704
Other Assets, Less Liabilities — (7.9)%		(15,756,993)

Net Assets — 100.0%		$200,140,711

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,587,339	(3,107,232)	16,480,107	$16,483,403	$140,821	(a)	$(14)	$(1,902)
BlackRock Cash Funds: Treasury, SL Agency Shares	115,674	(17,237)	98,437	98,437	385		—	—

				$16,581,840	$141,206		$(14)	$(1,902)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$198,492,423	$25,545	$4,893	$198,522,861
Preferred Stocks	791,643	—	—	791,643
Rights	1,358	2	—	1,360
Money Market Funds	16,581,840	—	—	16,581,840

	$215,867,264	$25,547	$4,893	$215,897,704

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

319

Schedule of Investments (unaudited) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 2.5%
AGL Energy Ltd.	2,751	$35,096
Alumina Ltd.	11,806	21,337
Amcor Ltd./Australia	4,830	45,529
AMP Ltd.	12,266	21,473
APA Group	5,315	36,163
Aristocrat Leisure Ltd.	2,315	43,480
ASX Ltd.	874	36,653
Aurizon Holdings Ltd.	8,998	26,785
AusNet Services	5,980	7,248
Australia & New Zealand Banking Group Ltd.	11,914	218,954
Bank of Queensland Ltd.	1,610	11,011
Bendigo & Adelaide Bank Ltd.	1,810	13,123
BGP Holdings PLC(a)(b)	38,252	—
BHP Billiton Ltd.	12,889	294,241
BlueScope Steel Ltd.	2,177	22,172
Boral Ltd.	4,462	17,741
Brambles Ltd.	6,532	49,166
Caltex Australia Ltd.	1,123	22,493
Challenger Ltd./Australia	2,070	15,053
CIMIC Group Ltd.	411	13,775
Coca-Cola Amatil Ltd.	2,576	18,093
Cochlear Ltd.	245	30,836
Commonwealth Bank of Australia	7,283	357,353
Computershare Ltd.	1,978	27,716
Crown Resorts Ltd.	1,656	14,683
CSL Ltd.	1,850	246,503
Dexus	3,772	27,269
Domino’s Pizza Enterprises Ltd.	230	8,804
Flight Centre Travel Group Ltd.	276	9,076
Fortescue Metals Group Ltd.	6,302	17,866
Goodman Group	6,720	49,438
GPT Group (The)	7,835	28,654
Harvey Norman Holdings Ltd.	1,457	3,294
Healthscope Ltd.	6,854	10,250
Incitec Pivot Ltd.	7,421	20,513
Insurance Australia Group Ltd.	8,947	43,310
James Hardie Industries PLC	1,809	24,091
LendLease Group	2,392	29,838
Macquarie Group Ltd.	1,303	108,234
Medibank Pvt Ltd.	11,346	22,436
Mirvac Group	14,312	22,012
National Australia Bank Ltd.	11,040	197,258
Newcrest Mining Ltd.	3,174	46,364
Oil Search Ltd.	5,478	30,167
Orica Ltd.	1,610	19,581
Origin Energy Ltd.(b)	7,256	37,490
QBE Insurance Group Ltd.	5,489	44,038
Ramsay Health Care Ltd.	552	21,995
REA Group Ltd.	180	9,137
Rio Tinto Ltd.	1,616	87,504
Santos Ltd.	7,006	32,971
Scentre Group	21,822	61,556
Seek Ltd.	1,288	16,304
Sonic Healthcare Ltd.	1,748	27,937
South32 Ltd.	19,934	51,144
Stockland	10,329	26,428
Suncorp Group Ltd.	5,198	51,614
Sydney Airport	4,385	20,015

Security	Shares	Value
Australia (continued)
Tabcorp Holdings Ltd.	7,633	$24,994
Telstra Corp. Ltd.	17,512	38,228
TPG Telecom Ltd.(c)	1,150	5,844
Transurban Group	10,203	82,004
Treasury Wine Estates Ltd.	2,869	30,745
Vicinity Centres	13,580	25,506
Wesfarmers Ltd.	4,530	149,680
Westpac Banking Corp.	14,162	269,502
Woodside Petroleum Ltd.	4,081	100,800
Woolworths Group Ltd.	5,203	104,839

		3,685,407
Austria — 0.1%
ANDRITZ AG	324	16,799
Erste Group Bank AG	1,211	49,396
OMV AG	628	34,959
Raiffeisen Bank International AG	552	15,073
voestalpine AG	490	17,428

		133,655
Belgium — 0.4%
Ageas	782	39,172
Anheuser-Busch InBev SA/NV	3,199	236,108
Colruyt SA	276	16,049
Groupe Bruxelles Lambert SA	285	26,537
KBC Group NV	1,027	70,866
Proximus SADP	616	15,739
Solvay SA	355	40,485
Telenet Group Holding NV	245	11,903
UCB SA	521	43,790
Umicore SA	815	38,406

		539,055
Canada — 3.7%
Agnico Eagle Mines Ltd.	950	33,638
Alimentation Couche-Tard Inc., Class B	1,797	86,029
AltaGas Ltd.	874	11,014
ARC Resources Ltd.	1,518	14,171
Atco Ltd./Canada, Class I, NVS	337	9,849
Aurora Cannabis Inc.(b)(c)	2,714	18,476
Bank of Montreal	2,668	199,971
Bank of Nova Scotia (The)	4,860	261,457
Barrick Gold Corp.	4,845	60,837
Bausch Health Companies Inc.(b)	1,380	31,651
BCE Inc.	598	23,201
BlackBerry Ltd.(b)	1,978	18,300
Bombardier Inc., Class B(b)	8,786	21,342
Brookfield Asset Management Inc., Class A	3,450	141,126
CAE Inc.	1,150	20,334
Cameco Corp.	1,671	17,941
Canadian Imperial Bank of Commerce	1,840	159,278
Canadian National Railway Co.	3,010	257,944
Canadian Natural Resources Ltd.	4,969	136,669
Canadian Pacific Railway Ltd.	600	123,344
Canadian Tire Corp. Ltd., Class A, NVS	265	29,893
Canadian Utilities Ltd., Class A, NVS	552	13,127
CCL Industries Inc., Class B, NVS	587	24,754
Cenovus Energy Inc.	4,370	37,070
CGI Group Inc., Class A(b)	1,035	64,074
CI Financial Corp.	1,058	15,686
Constellation Software Inc./Canada	92	63,471
Crescent Point Energy Corp.	2,131	10,093

320

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Dollarama Inc.	1,183	$32,799
Emera Inc.	184	5,691
Empire Co. Ltd., Class A, NVS	598	10,906
Enbridge Inc.	6,926	216,337
Encana Corp.	3,808	38,972
Fairfax Financial Holdings Ltd.	138	67,221
Finning International Inc.	613	12,762
First Capital Realty Inc.	398	5,952
First Quantum Minerals Ltd.	2,587	25,885
Fortis Inc./Canada	1,686	55,847
Franco-Nevada Corp.	721	45,140
George Weston Ltd.	214	15,603
Gildan Activewear Inc.	966	28,945
Goldcorp Inc.	3,434	31,091
Great-West Lifeco Inc.	1,181	27,168
H&R Real Estate Investment Trust	646	9,794
Husky Energy Inc.	1,380	19,556
Hydro One Ltd.(d)	1,319	19,234
IGM Financial Inc.	230	5,662
Imperial Oil Ltd.	1,242	38,889
Industrial Alliance Insurance & Financial Services Inc.	475	16,833
Intact Financial Corp.	548	43,402
Inter Pipeline Ltd.	1,502	24,419
Keyera Corp.	837	20,905
Kinross Gold Corp.(b)	4,738	12,339
Linamar Corp.	184	7,637
Loblaw Companies Ltd.	828	41,512
Lundin Mining Corp.	2,682	11,049
Magna International Inc.	1,397	68,943
Manulife Financial Corp.	8,116	128,113
Methanex Corp.	282	18,306
Metro Inc.	1,077	33,878
National Bank of Canada.	1,364	62,069
Nutrien Ltd.	2,642	140,203
Onex Corp.	337	22,210
Open Text Corp.	1,058	35,802
Pembina Pipeline Corp.	2,070	67,116
Power Corp. of Canada	1,579	32,680
Power Financial Corp.	1,104	23,833
PrairieSky Royalty Ltd.	860	13,097
Restaurant Brands International Inc.	920	50,524
RioCan REIT	598	10,929
Rogers Communications Inc., Class B, NVS	1,502	77,533
Royal Bank of Canada	5,866	428,454
Saputo Inc.	903	27,580
Seven Generations Energy Ltd., Class A(b)	920	9,885
Shaw Communications Inc., Class B, NVS	1,594	29,750
Shopify Inc., Class A(b)(c)	349	48,332
SmartCentres Real Estate Investment Trust	153	3,504
SNC-Lavalin Group Inc.	757	27,092
Sun Life Financial Inc.	2,499	91,739
Suncor Energy Inc.	6,624	222,742
Teck Resources Ltd., Class B	2,071	42,910
TELUS Corp.	889	30,517
Thomson Reuters Corp.	1,134	52,907
Toronto-Dominion Bank (The)	7,544	419,523
Tourmaline Oil Corp.	922	13,480
TransCanada Corp.	3,772	142,579
Turquoise Hill Resources Ltd.(b)	3,531	5,969
Vermilion Energy Inc.	582	15,471

Security	Shares	Value
Canada (continued)
Waste Connections Inc.	1,058	$80,874
West Fraser Timber Co. Ltd.	291	14,656
Wheaton Precious Metals Corp.	1,748	28,804
WSP Global Inc.	368	18,416

		5,336,710
Denmark — 0.6%
AP Moller—Maersk A/S, Class A(c)	17	20,241
AP Moller—Maersk A/S, Class B, NVS	23	29,215
Carlsberg A/S, Class B	440	48,553
Chr Hansen Holding A/S	368	37,210
Coloplast A/S, Class B	461	43,057
Danske Bank A/S	3,086	59,216
DSV A/S	782	62,895
Genmab A/S(b)	246	33,713
H Lundbeck A/S	276	12,893
ISS A/S	647	21,283
Novo Nordisk A/S, Class B	7,361	318,488
Novozymes A/S, Class B	950	46,961
Orsted A/S(d)	797	50,654
Pandora A/S	516	32,294
Tryg A/S	521	12,596
Vestas Wind Systems A/S	879	55,145
William Demant Holding A/S(b)	476	15,672

		900,086
Finland — 0.5%
Elisa OYJ	639	25,449
Fortum OYJ	1,886	39,736
Kone OYJ, Class B	1,426	69,509
Metso OYJ	444	14,041
Neste OYJ	549	45,260
Nokia OYJ	23,232	131,615
Nokian Renkaat OYJ	460	14,635
Nordea Bank Abp	12,470	108,591
Orion OYJ, Class B	398	13,709
Sampo OYJ, Class A	1,837	84,630
Stora Enso OYJ, Class R	2,177	32,819
UPM-Kymmene OYJ	2,087	67,181
Wartsila OYJ Abp	1,726	29,442

		676,617
France — 4.1%
Accor SA, NVS	783	35,860
Aeroports de Paris, NVS	122	25,559
Air Liquide SA	1,757	213,012
Airbus SE	2,431	269,137
Alstom SA, NVS	690	30,217
Amundi SA(d)	251	14,954
Arkema SA, NVS	254	26,702
Atos SE	395	33,916
AXA SA, NVS	7,973	200,008
BioMerieux, NVS	138	10,539
BNP Paribas SA	4,541	237,347
Bollore SA, NVS	3,419	14,496
Bouygues SA, NVS	877	32,036
Bureau Veritas SA, NVS	1,058	23,915
Capgemini SE	638	78,072
Carrefour SA, NVS	2,300	44,693
Casino Guichard Perrachon SA, NVS(c)	230	10,163
Cie. de Saint-Gobain, NVS	2,078	78,263
Cie. Generale des Etablissements Michelin SCA, NVS	703	72,277

321

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
CNP Assurances, NVS	736	$16,428
Covivio	153	15,385
Credit Agricole SA	4,659	59,799
Danone SA, NVS	2,438	172,869
Dassault Aviation SA, NVS	10	16,599
Dassault Systemes SE, NVS	506	63,553
Edenred, NVS	953	36,206
Eiffage SA, NVS	308	30,159
Electricite de France SA, NVS	2,168	36,061
Engie SA	7,434	99,182
EssilorLuxottica SA, NVS	843	115,336
Eurazeo SE, NVS	178	13,019
Eurofins Scientific SE, NVS	47	23,772
Eutelsat Communications SA	598	12,135
Faurecia SA, NVS	316	15,364
Gecina SA	206	30,273
Getlink, NVS	1,886	23,752
Hermes International, NVS	139	79,534
ICADE	153	12,984
Iliad SA, NVS(c)	107	12,396
Imerys SA, NVS	122	7,534
Ingenico Group SA, NVS	231	16,395
Ipsen SA, NVS	138	19,170
JCDecaux SA	276	9,088
Kering SA, NVS	322	143,602
Klepierre SA	858	29,165
Legrand SA	1,013	66,273
L’Oreal SA	1,021	230,096
LVMH Moet Hennessy Louis Vuitton SE, NVS	1,150	350,248
Natixis SA	4,203	24,602
Orange SA, NVS	8,218	128,684
Pernod Ricard SA, NVS	862	131,658
Peugeot SA, NVS	2,386	56,854
Publicis Groupe SA, NVS	884	51,323
Remy Cointreau SA, NVS	92	10,935
Renault SA, NVS	782	58,541
Rexel SA	1,058	13,510
Safran SA, NVS	1,368	176,779
Sanofi, NVS	4,615	412,256
Schneider Electric SE, NVS	2,260	163,782
SCOR SE	695	32,184
SEB SA, NVS	95	13,638
SES SA	1,564	33,625
Societe BIC SA, NVS	122	11,694
Societe Generale SA, NVS	3,084	113,496
Sodexo SA, NVS	383	39,108
STMicroelectronics NV	2,617	39,793
Suez	1,334	19,324
Teleperformance, NVS	238	39,263
Thales SA, NVS	429	54,927
TOTAL SA, NVS	9,774	575,427
Ubisoft Entertainment SA, NVS(b)	362	32,608
Unibail-Rodamco-Westfield	417	75,729
Unibail-Rodamco-Westfield, New(b)	142	25,788
Valeo SA, NVS	1,008	32,607
Veolia Environnement SA, NVS	2,070	41,326
Vinci SA	2,039	182,235
Vivendi SA, NVS	4,126	99,764
Wendel SA, NVS	138	17,919

		5,916,922

Security	Shares	Value
Germany — 3.2%
1&1 Drillisch AG	226	$10,099
adidas AG	760	179,112
Allianz SE, Registered	1,794	374,909
Axel Springer SE	214	14,233
BASF SE	3,680	283,659
Bayer AG, Registered	3,791	291,142
Bayerische Motoren Werke AG	1,334	115,221
Beiersdorf AG	414	42,874
Brenntag AG	628	32,852
Commerzbank AG(b)	4,508	42,594
Continental AG	479	79,212
Covestro AG(d)	808	52,294
Daimler AG, Registered	3,772	223,779
Delivery Hero SE(b)(d)	414	16,718
Deutsche Bank AG, Registered	8,096	79,357
Deutsche Boerse AG	788	99,864
Deutsche Lufthansa AG, Registered	828	16,662
Deutsche Post AG, Registered	3,956	125,281
Deutsche Telekom AG, Registered	13,846	227,400
Deutsche Wohnen SE	1,460	66,898
E.ON SE	9,154	88,742
Evonik Industries AG	598	18,565
Fraport AG Frankfurt Airport Services Worldwide	184	14,239
Fresenius Medical Care AG & Co. KGaA	854	67,076
Fresenius SE & Co. KGaA	1,686	107,513
GEA Group AG	736	22,399
Hannover Rueck SE	260	35,086
HeidelbergCement AG	599	40,722
Henkel AG & Co. KGaA	444	43,566
HOCHTIEF AG	92	13,656
HUGO BOSS AG	276	19,758
Infineon Technologies AG	4,492	90,138
Innogy SE(b)	598	24,948
K+S AG, Registered(c)	654	12,205
KION Group AG	292	17,105
LANXESS AG	368	22,833
MAN SE	143	14,906
Merck KGaA	552	59,179
METRO AG	659	9,931
MTU Aero Engines AG	216	45,962
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	619	133,223
OSRAM Licht AG	427	17,330
ProSiebenSat.1 Media SE	904	20,916
Puma SE	46	23,663
QIAGEN NV(b)	932	33,866
RTL Group SA	138	8,866
RWE AG	2,174	42,417
SAP SE	4,050	434,381
Siemens AG, Registered	3,167	365,009
Siemens Healthineers AG(b)(d)	610	25,290
Symrise AG	506	42,518
Telefonica Deutschland Holding AG	3,250	12,649
thyssenkrupp AG	1,686	35,484
TUI AG	1,626	26,988
Uniper SE	693	20,031
United Internet AG, Registered	506	20,972
Volkswagen AG	139	22,963
Vonovia SE	2,026	92,786
Wirecard AG	506	94,828

322

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Zalando SE(b)(c)(d)	429	$16,624

		4,633,493
Hong Kong — 1.3%
AIA Group Ltd.	49,000	370,966
ASM Pacific Technology Ltd.	1,200	10,363
Bank of East Asia Ltd. (The)	9,280	30,068
BOC Hong Kong Holdings Ltd.	15,000	56,063
CK Asset Holdings Ltd.	10,336	67,110
CK Hutchison Holdings Ltd.	10,836	109,129
CK Infrastructure Holdings Ltd.	2,500	18,273
CLP Holdings Ltd.	6,500	72,882
Galaxy Entertainment Group Ltd.	9,000	48,677
Hang Lung Group Ltd.	4,000	9,837
Hang Lung Properties Ltd.	8,000	14,491
Hang Seng Bank Ltd.	3,100	72,602
Henderson Land Development Co. Ltd.(c)	5,021	23,378
HKT Trust & HKT Ltd.	15,740	21,684
Hong Kong & China Gas Co. Ltd.	50,698	96,747
Hong Kong Exchanges & Clearing Ltd.	4,700	124,703
Hongkong Land Holdings Ltd.	4,600	27,232
Hysan Development Co. Ltd.	3,000	14,064
Jardine Matheson Holdings Ltd.	800	46,168
Jardine Strategic Holdings Ltd.	800	26,800
Kerry Properties Ltd.	2,500	7,861
Li & Fung Ltd.	24,000	4,745
Link REIT	9,000	79,789
Melco Resorts & Entertainment Ltd., ADR	911	15,150
MGM China Holdings Ltd.(c)	3,600	5,088
Minth Group Ltd.(c)	2,000	6,480
MTR Corp. Ltd.	6,500	31,507
New World Development Co. Ltd.	23,333	29,585
NWS Holdings Ltd.	7,000	13,858
PCCW Ltd.	46,000	25,232
Power Assets Holdings Ltd.	5,500	36,728
Sands China Ltd.	9,600	37,840
Shangri-La Asia Ltd.	4,000	5,460
Sino Land Co. Ltd.	14,000	21,966
SJM Holdings Ltd.	8,000	6,460
Sun Hung Kai Properties Ltd.	6,000	77,991
Swire Pacific Ltd., Class A	2,000	20,754
Swire Properties Ltd.	9,200	31,393
Techtronic Industries Co. Ltd.	5,393	25,247
WH Group Ltd.(d)	46,000	32,214
Wharf Holdings Ltd. (The)	5,000	12,475
Wharf Real Estate Investment Co. Ltd.	5,000	30,965
Wheelock & Co. Ltd.	3,000	16,015
Wynn Macau Ltd.	6,000	12,384
Yue Yuen Industrial Holdings Ltd.	3,000	8,209

		1,856,633
Ireland — 0.4%
AIB Group PLC	3,244	15,702
Bank of Ireland Group PLC	3,386	24,036
CRH PLC	3,470	103,914
Irish Bank Resolution Corp. Ltd.(a)(b)	6,552	—
Kerry Group PLC, Class A	659	67,575
Linde PLC	1,165	192,773
Linde PLC, New, NVS(b)	1,204	197,649
Paddy Power Betfair PLC	335	28,923

Security	Shares	Value
Ireland (continued)
Smurfit Kappa Group PLC	874	$28,500

		659,072
Israel — 0.2%
Azrieli Group Ltd.	184	8,928
Bank Hapoalim BM	4,477	30,310
Bank Leumi Le-Israel BM	5,632	35,134
Bezeq The Israeli Telecommunication Corp. Ltd.	8,280	9,516
Check Point Software Technologies Ltd.(b)	511	56,721
Elbit Systems Ltd.	92	10,999
Israel Chemicals Ltd.	2,941	16,956
Mizrahi Tefahot Bank Ltd.	521	8,773
Nice Ltd.(b)	260	27,549
Teva Pharmaceutical Industries Ltd., ADR, NVS	3,956	79,041

		283,927
Italy — 0.8%
Assicurazioni Generali SpA	4,833	78,198
Atlantia SpA	2,024	40,729
CNH Industrial NV	4,002	41,654
Davide Campari-Milano SpA, NVS	2,422	18,647
Enel SpA	32,476	159,478
Eni SpA	10,350	184,185
Ferrari NV	483	56,642
Fiat Chrysler Automobiles NV(b)	4,483	68,319
Intesa Sanpaolo SpA	59,166	130,925
Leonardo SpA(c)	1,485	16,136
Luxottica Group SpA	692	43,532
Mediobanca Banca di Credito Finanziario SpA	2,624	23,048
Moncler SpA	736	25,601
Pirelli & C SpA(b)(d)	1,748	12,862
Poste Italiane SpA(d)	2,162	15,555
Prysmian SpA	851	16,546
Recordati SpA	444	15,052
Snam SpA	9,339	38,665
Telecom Italia SpA/Milano(b)	45,520	26,778
Tenaris SA	1,932	28,753
Terna Rete Elettrica Nazionale SpA	6,916	35,772
UniCredit SpA	8,109	103,970

		1,181,047
Netherlands — 1.3%
ABN AMRO Group NV, CVA(d)	1,865	45,855
Aegon NV	6,632	40,788
AerCap Holdings NV(b)	598	29,948
Akzo Nobel NV	1,038	87,361
ArcelorMittal	2,733	68,250
ASML Holding NV	1,656	283,176
EXOR NV	429	24,323
Heineken Holding NV	471	40,825
Heineken NV	1,059	95,512
ING Groep NV	15,824	187,900
Koninklijke Ahold Delhaize NV	5,235	119,995
Koninklijke DSM NV	705	61,811
Koninklijke KPN NV	13,802	36,531
Koninklijke Philips NV	3,818	142,411
Koninklijke Vopak NV	306	13,869
NN Group NV	1,257	54,121
NXP Semiconductors NV	1,404	105,286
Randstad NV	490	24,734
Unilever NV, CVA	6,256	336,874

323

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	1,217	$69,167

		1,868,737
New Zealand — 0.1%
a2 Milk Co. Ltd.(b)(c)	2,990	20,345
Auckland International Airport Ltd.	4,063	18,545
Fisher & Paykel Healthcare Corp. Ltd.	2,342	20,799
Fletcher Building Ltd.(b)	3,003	11,844
Meridian Energy Ltd.	5,481	11,220
Ryman Healthcare Ltd.	1,502	11,868
Spark New Zealand Ltd.	7,222	18,628

		113,249
Norway — 0.3%
Aker BP ASA	460	15,215
DNB ASA	4,032	73,181
Equinor ASA	4,757	124,118
Gjensidige Forsikring ASA	843	13,099
Marine Harvest ASA	1,620	39,320
Norsk Hydro ASA	5,494	28,604
Orkla ASA	3,067	26,543
Schibsted ASA, Class B	322	10,229
Telenor ASA	3,036	55,862
Yara International ASA	705	30,423

		416,594
Portugal — 0.0%
EDP—Energias de Portugal SA	9,782	34,403
Galp Energia SGPS SA	2,118	36,945
Jeronimo Martins SGPS SA	782	9,623

		80,971
Singapore — 0.5%
Ascendas REIT	8,837	16,081
CapitaLand Commercial Trust	11,358	14,189
CapitaLand Ltd.	13,800	31,291
CapitaLand Mall Trust	9,200	14,018
City Developments Ltd.	1,600	9,139
ComfortDelGro Corp. Ltd.	9,200	14,948
DBS Group Holdings Ltd.	7,200	121,976
Genting Singapore Ltd.	23,800	15,124
Golden Agri-Resources Ltd.	32,200	5,930
Jardine Cycle & Carriage Ltd.	310	6,776
Keppel Corp. Ltd.	4,600	20,595
Oversea-Chinese Banking Corp. Ltd.(c)	12,525	97,139
SATS Ltd.	4,600	16,543
Sembcorp Industries Ltd.	4,600	9,368
Singapore Exchange Ltd.	4,600	22,721
Singapore Press Holdings Ltd.	4,500	8,611
Singapore Technologies Engineering Ltd.	9,200	23,585
Singapore Telecommunications Ltd.	33,000	75,303
Suntec REIT	10,700	13,676
United Overseas Bank Ltd.	5,300	93,309
UOL Group Ltd.	4,600	20,030
Wilmar International Ltd.	9,200	20,994
Yangzijiang Shipbuilding Holdings Ltd.	9,200	8,238

		679,584
Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	990	37,140
Aena SME SA(d)	278	44,461
Amadeus IT Group SA	1,794	144,687
Banco Bilbao Vizcaya Argentaria SA	27,201	150,556
Banco de Sabadell SA	22,133	29,216

Security	Shares	Value
Spain (continued)
Banco Santander SA	67,252	$319,658
Bankia SA	5,170	16,279
Bankinter SA	2,340	19,206
CaixaBank SA	15,595	63,276
Enagas SA	959	25,470
Endesa SA	1,257	26,320
Ferrovial SA	1,886	37,824
Grifols SA	1,258	35,905
Iberdrola SA	24,542	173,962
Industria de Diseno Textil SA	4,451	125,727
International Consolidated Airlines Group SA	2,944	22,749
Mapfre SA	4,523	13,550
Naturgy Energy Group SA	1,426	35,094
Red Electrica Corp. SA	1,761	36,514
Repsol SA	5,551	99,532
Siemens Gamesa Renewable Energy SA(b)(c)	981	10,884
Telefonica SA	19,182	157,312

		1,625,322
Sweden — 0.9%
Alfa Laval AB	1,107	28,306
Assa Abloy AB, Class B	4,170	83,266
Atlas Copco AB, Class A	2,775	68,800
Atlas Copco AB, Class B	1,610	36,949
Boliden AB	1,058	24,211
Electrolux AB, Series B	1,027	21,372
Epiroc AB, Class A(b)	2,775	24,399
Epiroc AB, Class B(b)	1,610	13,287
Essity AB, Class B	2,432	55,587
Hennes & Mauritz AB, Class B	3,680	65,123
Hexagon AB, Class B	1,091	53,549
Husqvarna AB, Class B	1,518	11,480
ICA Gruppen AB(c)	322	11,411
Industrivarden AB, Class C	598	12,445
Investor AB, Class B	1,840	79,864
Kinnevik AB, Class B	1,012	28,113
L E Lundbergforetagen AB, Class B	337	10,413
Lundin Petroleum AB	720	22,010
Millicom International Cellular SA, SDR	276	15,612
Sandvik AB	4,462	70,740
Securitas AB, Class B	1,356	23,286
Skandinaviska Enskilda Banken AB, Class A	6,394	66,293
Skanska AB, Class B	1,518	23,925
SKF AB, Class B	1,641	26,393
Svenska Handelsbanken AB, Class A	6,486	70,639
Swedbank AB, Class A	3,710	83,661
Swedish Match AB	797	40,662
Tele2 AB, Class B	1,381	15,714
Telefonaktiebolaget LM Ericsson, Class B	12,358	107,872
Telia Co. AB	10,794	48,728
Volvo AB, Class B	6,486	97,080

		1,341,190
Switzerland — 3.2%
ABB Ltd., Registered	7,319	147,704
Adecco Group AG, Registered	676	33,158
Baloise Holding AG, Registered	198	28,384
Barry Callebaut AG, Registered	9	17,617
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	7	48,365
Cie. Financiere Richemont SA, Registered	2,131	156,134

324

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Clariant AG, Registered	726	$15,669
Coca-Cola HBC AG	783	23,111
Credit Suisse Group AG, Registered	10,396	136,629
Dufry AG, Registered(c)	138	15,578
EMS-Chemie Holding AG, Registered	46	25,380
Geberit AG, Registered	146	57,230
Givaudan SA, Registered	46	111,765
Julius Baer Group Ltd.	920	42,108
Kuehne + Nagel International AG, Registered	210	29,248
LafargeHolcim Ltd., Registered	1,978	91,732
Lonza Group AG, Registered	294	92,564
Nestle SA, Registered	12,696	1,074,345
Novartis AG, Registered	9,037	792,748
Pargesa Holding SA, Bearer	154	11,322
Partners Group Holding AG	92	65,623
Roche Holding AG, NVS	2,852	694,925
Schindler Holding AG, Participation Certificates, NVS	166	35,052
Schindler Holding AG, Registered	94	19,549
SGS SA, Registered	21	49,937
Sika AG, Registered	552	70,900
Sonova Holding AG, Registered	246	40,242
Straumann Holding AG, Registered	46	31,440
Swatch Group AG (The), Bearer	138	46,755
Swatch Group AG (The), Registered	186	12,435
Swiss Life Holding AG, Registered	138	52,160
Swiss Prime Site AG, Registered	223	18,134
Swiss Re AG	1,293	116,921
Swisscom AG, Registered	92	42,200
Temenos AG, Registered	230	31,668
UBS Group AG, Registered	15,814	221,512
Vifor Pharma AG	199	28,795
Zurich Insurance Group AG	612	190,554

		4,719,593
United Kingdom — 6.6%
3i Group PLC	4,052	45,468
Admiral Group PLC	844	21,709
Anglo American PLC	4,523	96,814
Antofagasta PLC	1,441	14,450
Aptiv PLC	1,044	80,179
Ashtead Group PLC	2,070	51,193
Associated British Foods PLC	1,464	44,633
AstraZeneca PLC	5,107	390,875
Auto Trader Group PLC(d)	4,308	22,547
Aviva PLC	16,286	89,168
Babcock International Group PLC	1,075	8,395
BAE Systems PLC	12,650	84,988
Barclays PLC	69,105	152,316
Barratt Developments PLC	3,971	26,080
Berkeley Group Holdings PLC	553	24,738
BHP Billiton PLC	8,663	172,944
BP PLC	80,914	586,519
British American Tobacco PLC	9,340	404,986
British Land Co. PLC (The)	3,971	30,038
BT Group PLC	33,488	102,930
Bunzl PLC	1,196	35,316
Burberry Group PLC	1,686	39,014
Carnival PLC	788	42,923
Centrica PLC	22,741	42,772
Coca-Cola European Partners PLC, NVS	874	39,758
Compass Group PLC	6,506	128,021

Security	Shares	Value
United Kingdom (continued)
ConvaTec Group PLC(d)	4,830	$9,998
Croda International PLC	593	36,521
DCC PLC	369	31,661
Diageo PLC	9,939	343,967
Direct Line Insurance Group PLC	5,537	23,312
easyJet PLC	736	11,285
Experian PLC	3,597	82,844
Ferguson PLC	975	65,816
Fresnillo PLC	914	9,910
G4S PLC	5,734	15,752
GlaxoSmithKline PLC	20,058	387,307
Glencore PLC	47,407	193,141
GVC Holdings PLC	2,211	26,471
Hammerson PLC	3,496	19,588
Hargreaves Lansdown PLC	991	23,654
HSBC Holdings PLC	81,727	673,447
Imperial Brands PLC	3,910	132,544
Informa PLC	5,130	46,775
InterContinental Hotels Group PLC	743	39,019
Intertek Group PLC	690	41,332
Investec PLC	2,346	14,508
ITV PLC	15,164	28,860
J Sainsbury PLC	6,424	25,544
John Wood Group PLC	2,763	25,214
Johnson Matthey PLC	815	30,960
Kingfisher PLC	8,833	28,746
Land Securities Group PLC	3,130	34,123
Legal & General Group PLC	23,552	75,685
Lloyds Banking Group PLC	291,650	213,234
London Stock Exchange Group PLC	1,288	71,014
Marks & Spencer Group PLC	6,992	26,445
Mediclinic International PLC	1,637	7,875
Meggitt PLC	3,281	22,211
Melrose Industries PLC	19,642	42,327
Merlin Entertainments PLC(d)	3,066	12,662
Micro Focus International PLC	1,775	27,636
Mondi PLC	1,474	34,739
National Grid PLC	14,170	150,133
Next PLC	613	40,761
NMC Health PLC	414	18,684
Pearson PLC	2,944	33,803
Persimmon PLC	1,257	36,845
Prudential PLC	10,488	210,463
Randgold Resources Ltd.	372	29,232
Reckitt Benckiser Group PLC	2,683	217,108
RELX PLC	8,146	161,333
Rio Tinto PLC	5,015	243,725
Rolls-Royce Holdings PLC	6,515	69,843
Royal Bank of Scotland Group PLC	20,134	60,817
Royal Dutch Shell PLC, Class A	18,561	593,026
Royal Dutch Shell PLC, Class B	15,507	508,231
Royal Mail PLC	3,404	15,615
RSA Insurance Group PLC	4,049	29,200
Sage Group PLC (The)	4,418	30,732
Schroders PLC	490	16,779
Segro PLC	3,998	31,396
Sensata Technologies Holding PLC(b)	690	32,361
Severn Trent PLC	950	22,614
Shire PLC	3,719	222,415
Smith & Nephew PLC	3,312	53,893

325

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Smiths Group PLC	1,625	$29,017
SSE PLC	4,018	58,605
St. James’s Place PLC	2,143	27,752
Standard Chartered PLC	11,456	80,435
Standard Life Aberdeen PLC	9,460	32,697
Taylor Wimpey PLC	12,481	25,755
Tesco PLC	39,238	106,941
Travis Perkins PLC	1,073	15,177
Unilever PLC	5,152	272,963
United Utilities Group PLC	2,717	25,225
Vodafone Group PLC	108,527	204,982
Weir Group PLC (The)	894	18,117
Whitbread PLC	751	42,222
Wm Morrison Supermarkets PLC	9,169	29,067
WPP PLC	5,106	57,974

		9,570,839
United States — 67.3%
3M Co.	2,438	463,854
Abbott Laboratories	7,176	494,713
AbbVie Inc.	6,249	486,485
ABIOMED Inc.(b)	184	62,781
Accenture PLC, Class A	2,637	415,644
Activision Blizzard Inc.	2,985	206,114
Acuity Brands Inc.	184	23,118
Adobe Inc.(b)	1,992	489,554
Advance Auto Parts Inc.	306	48,887
Advanced Micro Devices Inc.(b)(c)	3,821	69,580
AES Corp./VA	2,944	42,924
Aetna Inc.	1,315	260,896
Affiliated Managers Group Inc.	233	26,483
Aflac Inc.	3,158	136,015
AGCO Corp.	287	16,083
Agilent Technologies Inc.	1,344	87,078
AGNC Investment Corp.	2,025	36,126
Air Products & Chemicals Inc.	890	137,372
Akamai Technologies Inc.(b)	705	50,936
Albemarle Corp.	433	42,962
Alexandria Real Estate Equities Inc.	460	56,226
Alexion Pharmaceuticals Inc.(b)	920	103,104
Align Technology Inc.(b)	322	71,226
Alkermes PLC(b)	598	24,416
Alleghany Corp.	55	33,037
Allegion PLC	368	31,549
Allergan PLC	1,405	222,004
Alliance Data Systems Corp.	194	39,999
Alliant Energy Corp.	904	38,854
Allstate Corp. (The)	1,472	140,900
Ally Financial Inc.	1,781	45,255
Alnylam Pharmaceuticals Inc.(b)	375	30,161
Alphabet Inc., Class A(b)	1,196	1,304,334
Alphabet Inc., Class C, NVS(b)	1,288	1,386,880
Altria Group Inc.	7,683	499,702
Amazon.com Inc.(b)	1,680	2,684,657
AMERCO	46	15,018
Ameren Corp.	1,012	65,355
American Airlines Group Inc.	511	17,926
American Electric Power Co. Inc.	2,024	148,481
American Express Co.	2,959	303,978
American Financial Group Inc./OH	306	30,609
American International Group Inc.	3,634	150,048

Security	Shares	Value
United States (continued)
American Tower Corp.	1,773	$276,251
American Water Works Co. Inc.	720	63,742
Ameriprise Financial Inc.	585	74,435
AmerisourceBergen Corp.	674	59,312
AMETEK Inc.	971	65,135
Amgen Inc.	2,736	527,473
Amphenol Corp., Class A	1,261	112,860
Anadarko Petroleum Corp.	2,163	115,072
Analog Devices Inc.	1,518	127,072
Annaly Capital Management Inc.	4,721	46,596
ANSYS Inc.(b)	350	52,343
Antero Resources Corp.(b)(c)	889	14,126
Anthem Inc.	1,035	285,215
AO Smith Corp.	598	27,227
Aon PLC	1,019	159,147
Apache Corp.	1,548	58,561
Apple Inc.	20,102	4,399,524
Applied Materials Inc.	4,217	138,655
Aramark	1,014	36,423
Arch Capital Group Ltd.(b)(c)	1,656	46,981
Archer-Daniels-Midland Co.	2,302	108,770
Arconic Inc.	1,774	36,065
Arista Networks Inc.(b)	199	45,840
Arrow Electronics Inc.(b)	383	25,933
Arthur J Gallagher & Co.	705	52,177
Assurant Inc.	239	23,233
AT&T Inc.	29,607	908,343
Athene Holding Ltd., Class A(b)	598	27,341
Atmos Energy Corp.	460	42,817
Autodesk Inc.(b)	889	114,903
Autoliv Inc.	344	28,669
Automatic Data Processing Inc.	1,780	256,462
AutoZone Inc.(b)	92	67,479
AvalonBay Communities Inc.	553	96,985
Avery Dennison Corp.	368	33,385
Avnet Inc.	506	20,275
Axalta Coating Systems Ltd.(b)	946	23,347
Axis Capital Holdings Ltd.	398	22,204
Baker Hughes a GE Co.	1,702	45,426
Ball Corp.	1,289	57,747
Bank of America Corp.	39,356	1,082,290
Bank of New York Mellon Corp. (The)	4,048	191,592
Baxter International Inc.	2,028	126,770
BB&T Corp.	3,104	152,593
Becton Dickinson and Co.	1,114	256,777
Berkshire Hathaway Inc., Class B(b)	5,198	1,067,045
Best Buy Co. Inc.	1,075	75,422
Biogen Inc.(b)	851	258,934
BioMarin Pharmaceutical Inc.(b)	720	66,362
BlackRock Inc.(e)	489	201,184
Boeing Co. (The)	2,254	799,854
Booking Holdings Inc.(b)	197	369,292
BorgWarner Inc.	843	33,223
Boston Properties Inc.	598	72,214
Boston Scientific Corp.(b)	5,520	199,493
Brighthouse Financial Inc.(b)	531	21,044
Bristol-Myers Squibb Co.	6,670	337,102
Broadcom Inc.	1,702	380,380
Broadridge Financial Solutions Inc.	475	55,547
Brookfield Property REIT Inc., Class A	1,006	19,406

326

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Brown-Forman Corp., Class B, NVS	1,076	$49,862
Bunge Ltd.	582	35,968
CA Inc.	1,292	57,313
Cabot Oil & Gas Corp.	1,886	45,698
Cadence Design Systems Inc.(b)	1,165	51,924
Camden Property Trust	368	33,219
Campbell Soup Co.	751	28,095
Capital One Financial Corp.	1,978	176,635
Cardinal Health Inc.	1,288	65,173
CarMax Inc.(b)(c)	736	49,982
Carnival Corp.	1,702	95,380
Caterpillar Inc.	2,443	296,385
Cboe Global Markets Inc.	436	49,203
CBRE Group Inc., Class A(b)	1,243	50,080
CBS Corp., Class B, NVS	1,420	81,437
CDK Global Inc.	518	29,650
CDW Corp./DE	644	57,966
Celanese Corp.	512	49,633
Celgene Corp.(b)	2,944	210,790
Centene Corp.(b)	851	110,902
CenterPoint Energy Inc.	2,039	55,073
CenturyLink Inc.	3,854	79,547
Cerner Corp.(b)	1,242	71,142
CF Industries Holdings Inc.	950	45,629
CH Robinson Worldwide Inc.	547	48,699
Charles Schwab Corp. (The)	4,952	228,980
Charter Communications Inc., Class A(b)	690	221,055
Chemours Co. (The)	771	25,451
Cheniere Energy Inc.(b)	874	52,798
Chevron Corp.	7,820	873,103
Chipotle Mexican Grill Inc.(b)	107	49,255
Chubb Ltd.	1,889	235,955
Church & Dwight Co. Inc.	1,016	60,320
Cigna Corp.	990	211,672
Cimarex Energy Co.	384	30,516
Cincinnati Financial Corp.	644	50,644
Cintas Corp.	370	67,292
Cisco Systems Inc.	19,274	881,786
CIT Group Inc.	462	21,890
Citigroup Inc.	10,488	686,544
Citizens Financial Group Inc.	1,985	74,140
Citrix Systems Inc.(b)	560	57,383
Clorox Co. (The)	506	75,116
CME Group Inc.	1,390	254,704
CMS Energy Corp.	1,165	57,691
Coca-Cola Co. (The)	16,664	797,872
Cognex Corp.	710	30,416
Cognizant Technology Solutions Corp., Class A	2,392	165,120
Colgate-Palmolive Co.	3,358	199,969
Comcast Corp., Class A	18,789	716,612
Comerica Inc.	719	58,642
CommScope Holding Co. Inc.(b)	797	19,176
Conagra Brands Inc.	1,732	61,659
Concho Resources Inc.(b)	807	112,246
ConocoPhillips	4,759	332,654
Consolidated Edison Inc.	1,272	96,672
Constellation Brands Inc., Class A	690	137,469
Continental Resources Inc./OK(b)	398	20,967
Cooper Companies Inc. (The)	199	51,404
Copart Inc.(b)	874	42,747

Security	Shares	Value
United States (continued)
Corning Inc.	3,550	$113,423
CoStar Group Inc.(b)	141	50,960
Costco Wholesale Corp.	1,784	407,876
Coty Inc., Class A	1,956	20,636
Crown Castle International Corp.	1,702	185,075
Crown Holdings Inc.(b)	575	24,317
CSX Corp.	3,378	232,609
Cummins Inc.	623	85,158
CVS Health Corp.	4,186	303,025
Danaher Corp.	2,527	251,184
Darden Restaurants Inc.	521	55,513
DaVita Inc.(b)	624	42,020
Deere & Co.	1,242	168,216
Dell Technologies Inc., Class V(b)	831	75,114
Delta Air Lines Inc.	748	40,938
DENTSPLY SIRONA Inc.	963	33,349
Devon Energy Corp.	2,131	69,044
Diamondback Energy Inc.	383	43,034
Digital Realty Trust Inc.(c)	841	86,842
Discover Financial Services	1,395	97,190
Discovery Inc., Class A(b)	598	19,369
Discovery Inc., Class C, NVS(b)	1,274	37,341
DISH Network Corp., Class A(b)	921	28,312
Dollar General Corp.	1,131	125,971
Dollar Tree Inc.(b)	966	81,434
Dominion Energy Inc.	2,623	187,335
Domino’s Pizza Inc.	184	49,457
Dover Corp.	659	54,592
DowDuPont Inc.	9,485	511,431
DR Horton Inc.	1,476	53,077
DTE Energy Co.	737	82,839
Duke Energy Corp.	2,900	239,627
Duke Realty Corp.	1,349	37,192
DXC Technology Co.	1,146	83,463
E*TRADE Financial Corp.	1,137	56,191
East West Bancorp. Inc.	601	31,516
Eastman Chemical Co.	549	43,014
Eaton Corp. PLC	1,817	130,224
Eaton Vance Corp., NVS	444	20,002
eBay Inc.(b)	3,804	110,430
Ecolab Inc.	1,062	162,645
Edison International	1,344	93,260
Edwards Lifesciences Corp.(b)	874	129,002
Electronic Arts Inc.(b)	1,257	114,362
Eli Lilly & Co.	4,002	433,977
Emerson Electric Co.	2,530	171,736
Entergy Corp.	751	63,046
EOG Resources Inc.	2,346	247,128
EQT Corp.	1,037	35,227
Equifax Inc.	490	49,706
Equinix Inc.	322	121,954
Equity Residential	1,484	96,401
Essex Property Trust Inc.	277	69,466
Estee Lauder Companies Inc. (The), Class A	922	126,720
Everest Re Group Ltd.	158	34,422
Evergy Inc.	1,109	62,093
Eversource Energy	1,244	78,695
Exelon Corp.	3,866	169,369
Expedia Group Inc.	509	63,844
Expeditors International of Washington Inc.	705	47,362

327

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Express Scripts Holding Co.(b)	2,308	$223,807
Extra Space Storage Inc.(c)	536	48,272
Exxon Mobil Corp.	17,342	1,381,811
F5 Networks Inc.(b)	266	46,624
Facebook Inc., Class A(b)	9,798	1,487,238
Fastenal Co.	1,196	61,486
Federal Realty Investment Trust	291	36,099
FedEx Corp.	1,028	226,510
Fidelity National Financial Inc.	1,059	35,424
Fidelity National Information Services Inc.	1,327	138,141
Fifth Third Bancorp.	2,650	71,524
First Data Corp., Class A(b)	2,165	40,572
First Republic Bank/CA	644	58,598
FirstEnergy Corp.	1,932	72,025
Fiserv Inc.(b)	1,656	131,321
FleetCor Technologies Inc.(b)	375	75,011
Flex Ltd.(b)	2,178	17,119
FLIR Systems Inc.	598	27,693
Flowserve Corp.	567	26,025
Fluor Corp.	552	24,211
FMC Corp.	556	43,412
Ford Motor Co.	15,241	145,552
Fortinet Inc.(b)	552	45,363
Fortive Corp.	1,255	93,184
Fortune Brands Home & Security Inc.	646	28,960
Franklin Resources Inc.	1,410	43,005
Freeport-McMoRan Inc.	5,674	66,102
Gap Inc. (The)	966	26,372
Garmin Ltd.	506	33,477
Gartner Inc.(b)	376	55,468
General Dynamics Corp.	1,026	177,067
General Electric Co.	35,283	356,358
General Mills Inc.	2,348	102,842
General Motors Co.	5,201	190,305
Genuine Parts Co.	599	58,654
Gilead Sciences Inc.	5,290	360,672
Global Payments Inc.	644	73,564
GoDaddy Inc., Class A(b)	736	53,853
Goldman Sachs Group Inc. (The)	1,491	336,027
Goodyear Tire & Rubber Co. (The)	966	20,344
H&R Block Inc.	888	23,568
Halliburton Co.	3,588	124,432
Hanesbrands Inc.	1,429	24,522
Harley-Davidson Inc.	722	27,595
Harris Corp.	488	72,570
Hartford Financial Services Group Inc. (The)	1,472	66,858
Hasbro Inc.	475	43,562
HCA Healthcare Inc.	1,110	148,218
HCP Inc.	2,024	55,761
HD Supply Holdings Inc.(b)	644	24,195
Helmerich & Payne Inc.	492	30,647
Henry Schein Inc.(b)(c)	613	50,879
Hershey Co. (The)	582	62,361
Hess Corp.	1,196	68,650
Hewlett Packard Enterprise Co.	6,157	93,894
Hilton Worldwide Holdings Inc.	1,163	82,771
HollyFrontier Corp.	705	47,545
Hologic Inc.(b)	1,159	45,189
Home Depot Inc. (The)	4,701	826,812
Honeywell International Inc.	3,039	440,108

Security	Shares	Value
United States (continued)
Hormel Foods Corp.	1,100	$48,004
Host Hotels & Resorts Inc.	3,020	57,712
HP Inc.	6,740	162,704
Humana Inc.	575	184,236
Huntington Bancshares Inc./OH	4,538	65,030
Huntington Ingalls Industries Inc.	184	40,200
IAC/InterActiveCorp.(b)	306	60,157
IDEX Corp.	333	42,231
IDEXX Laboratories Inc.(b)	368	78,060
IHS Markit Ltd.(b)	1,564	82,157
Illinois Tool Works Inc.	1,225	156,273
Illumina Inc.(b)	598	186,068
Incyte Corp.(b)	747	48,421
Ingersoll-Rand PLC	1,013	97,187
Ingredion Inc.	276	27,926
Intel Corp.	18,998	890,626
Intercontinental Exchange Inc.	2,343	180,505
International Business Machines Corp.	3,768	434,940
International Flavors & Fragrances Inc.(b)	38	5,498
International Flavors & Fragrances Inc., New	368	53,235
International Paper Co.	1,610	73,030
Interpublic Group of Companies Inc. (The)	1,533	35,504
Intuit Inc.	966	203,826
Intuitive Surgical Inc.(b)	460	239,743
Invesco Ltd.	1,625	35,279
Invitation Homes Inc.	1,276	27,919
IPG Photonics Corp.(b)	156	20,834
IQVIA Holdings Inc.(b)	652	80,150
Iron Mountain Inc.	1,139	34,865
Jack Henry & Associates Inc.	327	48,994
Jacobs Engineering Group Inc.	506	37,996
Jazz Pharmaceuticals PLC(b)(c)	260	41,293
JB Hunt Transport Services Inc.	339	37,497
Jefferies Financial Group Inc.	1,272	27,310
JM Smucker Co. (The)	445	48,202
Johnson & Johnson	10,994	1,539,050
Johnson Controls International PLC	3,727	119,152
Jones Lang LaSalle Inc.	199	26,320
JPMorgan Chase & Co.	13,892	1,514,506
Juniper Networks Inc.	1,487	43,524
Kansas City Southern	401	40,886
Kellogg Co.	1,060	69,409
KeyCorp.	4,370	79,359
Keysight Technologies Inc.(b)	782	44,637
Kimberly-Clark Corp.	1,426	148,732
Kimco Realty Corp.	1,686	27,128
Kinder Morgan Inc./DE	7,974	135,717
KLA-Tencor Corp.	646	59,135
Knight-Swift Transportation Holdings Inc.	554	17,728
Kohl’s Corp.	674	51,042
Kraft Heinz Co. (The)	2,489	136,820
Kroger Co. (The)	3,480	103,565
L Brands Inc.	1,104	35,792
L3 Technologies Inc.	322	61,009
Laboratory Corp. of America Holdings(b)	418	67,110
Lam Research Corp.	645	91,416
Las Vegas Sands Corp.	1,610	82,158
Lear Corp.	280	37,212
Leggett & Platt Inc.	521	18,918
Leidos Holdings Inc.	614	39,775

328

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Lennar Corp., Class A	1,154	$49,599
Lennox International Inc.	153	32,266
Liberty Broadband Corp., Class C, NVS(b)	417	34,582
Liberty Global PLC, Class A(b)	554	14,199
Liberty Global PLC, Class C, NVS(b)	2,714	67,959
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	829	27,423
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	360	14,846
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	690	28,476
Liberty Property Trust	598	25,038
Lincoln National Corp.	828	49,837
Live Nation Entertainment Inc.(b)	594	31,066
LKQ Corp.(b)	1,257	34,278
Lockheed Martin Corp.	1,058	310,893
Loews Corp.	1,180	54,941
Lowe’s Companies Inc.	3,375	321,368
Lululemon Athletica Inc.(b)	387	54,463
LyondellBasell Industries NV, Class A	1,450	129,442
M&T Bank Corp.	552	91,306
Macerich Co. (The)	423	21,835
Macy’s Inc.	1,272	43,617
ManpowerGroup Inc.	276	21,056
Marathon Oil Corp.	3,327	63,180
Marathon Petroleum Corp.	2,822	198,810
Markel Corp.(b)	55	60,128
Marriott International Inc./MD, Class A	1,222	142,840
Marsh & McLennan Companies Inc.	2,054	174,077
Martin Marietta Materials Inc.	276	47,273
Marvell Technology Group Ltd.	2,346	38,498
Masco Corp.	1,245	37,350
Mastercard Inc., Class A	3,779	746,995
Mattel Inc.(b)	1,426	19,365
Maxim Integrated Products Inc.	1,196	59,824
McCormick & Co. Inc./MD, NVS	475	68,400
McDonald’s Corp.	3,198	565,726
McKesson Corp.	849	105,921
Medtronic PLC	5,482	492,393
MercadoLibre Inc.	184	59,708
Merck & Co. Inc.	10,994	809,268
MetLife Inc.	3,634	149,684
Mettler-Toledo International Inc.(b)	100	54,682
MGM Resorts International	2,192	58,483
Michael Kors Holdings Ltd.(b)	613	33,966
Microchip Technology Inc.	970	63,807
Micron Technology Inc.(b)	4,711	177,699
Microsoft Corp.	29,992	3,203,446
Mid-America Apartment Communities Inc.	475	46,412
Middleby Corp. (The)(b)(c)	210	23,583
Mohawk Industries Inc.(b)	276	34,425
Molson Coors Brewing Co., Class B	797	51,008
Mondelez International Inc., Class A	6,164	258,765
Monster Beverage Corp.(b)	1,671	88,312
Moody’s Corp.	690	100,381
Morgan Stanley	5,440	248,390
Mosaic Co. (The)	1,610	49,813
Motorola Solutions Inc.	644	78,929
MSCI Inc.	383	57,596
Mylan NV(b)	2,005	62,656
Nasdaq Inc.	447	38,759
National Oilwell Varco Inc.	1,533	56,414
National Retail Properties Inc.	644	30,107

Security	Shares	Value
United States (continued)
Nektar Therapeutics(b)	644	$24,910
NetApp Inc.	1,088	85,397
Netflix Inc.(b)	1,760	531,133
New York Community Bancorp. Inc.	2,116	20,271
Newell Brands Inc.	2,024	32,141
Newfield Exploration Co.(b)	720	14,544
Newmont Mining Corp.	2,192	67,777
News Corp., Class A, NVS	1,548	20,418
NextEra Energy Inc.	1,932	333,270
Nielsen Holdings PLC	1,481	38,476
NIKE Inc., Class B	5,244	393,510
NiSource Inc.	1,364	34,591
Noble Energy Inc.	2,054	51,042
Nordstrom Inc.	507	33,345
Norfolk Southern Corp.	1,150	193,005
Northern Trust Corp.	843	79,301
Northrop Grumman Corp.	690	180,746
Norwegian Cruise Line Holdings Ltd.(b)	874	38,517
Nucor Corp.	1,312	77,565
NVIDIA Corp.	2,346	494,607
NVR Inc.(b)	14	31,346
O’Reilly Automotive Inc.(b)	337	108,093
Occidental Petroleum Corp.	3,153	211,472
OGE Energy Corp	812	29,354
Old Dominion Freight Line Inc.	255	33,257
Omnicom Group Inc.	967	71,867
ON Semiconductor Corp.(b)	1,794	30,498
ONEOK Inc.	1,689	110,798
Oracle Corp.	12,629	616,800
Owens Corning	460	21,744
PACCAR Inc.	1,426	81,581
Packaging Corp. of America	352	32,317
Palo Alto Networks Inc.(b)	368	67,359
Parker-Hannifin Corp.	552	83,700
Parsley Energy Inc., Class A(b)	1,104	25,856
Paychex Inc.	1,336	87,495
PayPal Holdings Inc.(b)	4,665	392,746
Pentair PLC	692	27,784
People’s United Financial Inc.	1,426	22,331
PepsiCo Inc.	5,796	651,354
Perrigo Co. PLC	536	37,681
Pfizer Inc.	24,104	1,037,918
PG&E Corp.	2,148	100,548
Philip Morris International Inc.	6,348	559,068
Phillips 66	1,795	184,562
Pinnacle West Capital Corp.	444	36,519
Pioneer Natural Resources Co.	695	102,353
Plains GP Holdings LP, Class A	575	12,288
PNC Financial Services Group Inc. (The)(e)	1,886	242,332
Polaris Industries Inc.	260	23,135
PPG Industries Inc.	1,019	107,087
PPL Corp.	2,790	84,816
Principal Financial Group Inc.	1,190	56,013
Procter & Gamble Co. (The)	10,304	913,759
Progressive Corp. (The)	2,346	163,516
Prologis Inc.	2,530	163,109
Prudential Financial Inc.	1,717	161,020
Public Service Enterprise Group Inc.	1,993	106,486
Public Storage	644	132,323
PulteGroup Inc.	1,111	27,297

329

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
PVH Corp.	301	$36,358
Qorvo Inc.(b)	521	38,299
QUALCOMM Inc.	5,758	362,121
Quest Diagnostics Inc.	567	53,360
Qurate Retail Inc.(b)	1,846	40,501
Ralph Lauren Corp.	199	25,792
Raymond James Financial Inc.	506	38,805
Raytheon Co.	1,181	206,722
Realty Income Corp.	1,164	70,154
Red Hat Inc.(b)	704	120,835
Regency Centers Corp.	659	41,754
Regeneron Pharmaceuticals Inc.(b)	322	109,235
Regions Financial Corp.	4,887	82,932
Reinsurance Group of America Inc.	246	35,023
RenaissanceRe Holdings Ltd.	184	22,477
Republic Services Inc.	920	66,866
ResMed Inc.	552	58,468
Robert Half International Inc.	552	33,413
Rockwell Automation Inc.	506	83,353
Rockwell Collins Inc.	665	85,133
Rollins Inc.	352	20,838
Roper Technologies Inc.	414	117,121
Ross Stores Inc.	1,544	152,856
Royal Caribbean Cruises Ltd.	678	71,007
S&P Global Inc.	1,044	190,342
Sabre Corp.	1,058	26,080
salesforce.com Inc.(b)	2,871	394,016
SBA Communications Corp.(b)	484	78,490
SCANA Corp.	521	20,866
Schlumberger Ltd.	5,750	295,033
Seagate Technology PLC	1,058	42,563
Sealed Air Corp.	659	21,325
Seattle Genetics Inc.(b)(c)	414	23,238
SEI Investments Co.	562	30,039
Sempra Energy	1,058	116,507
ServiceNow Inc.(b)	742	134,332
Sherwin-Williams Co. (The)	335	131,812
Signature Bank/New York NY	232	25,497
Simon Property Group Inc.	1,268	232,703
Sirius XM Holdings Inc.(c)	6,762	40,707
Skyworks Solutions Inc.	766	66,458
SL Green Realty Corp.	383	34,953
Snap-on Inc.	245	37,715
Southern Co. (The)	4,089	184,128
Southwest Airlines Co.	575	28,233
Spirit AeroSystems Holdings Inc., Class A	486	40,829
Splunk Inc.(b)	638	63,698
Sprint Corp.(b)	3,404	20,832
Square Inc., Class A(b)	1,206	88,581
SS&C Technologies Holdings Inc.	832	42,565
Stanley Black & Decker Inc.	613	71,427
Starbucks Corp.	5,692	331,673
State Street Corp.	1,520	104,500
Steel Dynamics Inc.	981	38,848
Stericycle Inc.(b)	337	16,840
Stryker Corp.	1,384	224,512
SunTrust Banks Inc.	1,947	121,999
SVB Financial Group(b)	230	54,563
Symantec Corp.	2,560	46,464
Synchrony Financial	2,944	85,023

Security	Shares	Value
United States (continued)
Synopsys Inc.(b)	622	$55,688
Sysco Corp.	2,008	143,231
T-Mobile U.S. Inc.(b)	1,410	96,656
T Rowe Price Group Inc.	981	95,147
Take-Two Interactive Software Inc.(b)	471	60,698
Tapestry Inc.	1,151	48,699
Targa Resources Corp.	874	45,160
Target Corp.	2,122	177,463
TD Ameritrade Holding Corp.	1,157	59,840
TE Connectivity Ltd.	1,442	108,756
TechnipFMC PLC.	1,848	48,602
Teleflex Inc.	186	44,778
Tesla Inc.(b)(c)	506	170,684
Texas Instruments Inc.	3,956	367,235
Textron Inc.	1,058	56,741
Thermo Fisher Scientific Inc.	1,642	383,653
Tiffany & Co.	463	51,532
TJX Companies Inc. (The)	2,577	283,161
Toll Brothers Inc.	661	22,249
Torchmark Corp.	457	38,690
Total System Services Inc.	659	60,068
Tractor Supply Co.	521	47,875
TransDigm Group Inc.(b)	184	60,766
TransUnion	736	48,392
Travelers Companies Inc. (The)	1,113	139,270
Trimble Inc.(b)	1,058	39,548
TripAdvisor Inc.(b)(c)	476	24,819
Twenty-First Century Fox Inc., Class A, NVS	4,216	191,912
Twenty-First Century Fox Inc., Class B	1,886	85,209
Twitter Inc.(b)	2,775	96,431
Tyson Foods Inc., Class A	1,234	73,941
U.S. Bancorp.	6,580	343,937
UDR Inc.	1,073	42,051
UGI Corp.	751	39,848
Ulta Salon Cosmetics & Fragrance Inc.(b)	245	67,257
Under Armour Inc., Class A(b)	748	16,538
Under Armour Inc., Class C, NVS(b)	753	14,932
Union Pacific Corp.	3,205	468,635
United Continental Holdings Inc.(b)	306	26,166
United Parcel Service Inc., Class B	2,806	298,951
United Rentals Inc.(b)	352	42,265
United Technologies Corp.	3,108	386,045
United Therapeutics Corp.(b)	158	17,516
UnitedHealth Group Inc.	3,910	1,021,878
Universal Health Services Inc., Class B	343	41,695
Unum Group	904	32,779
Vail Resorts Inc.	156	39,206
Valero Energy Corp.	1,748	159,225
Varian Medical Systems Inc.(b)	368	43,928
Veeva Systems Inc., Class A(b)	506	46,223
Ventas Inc.	1,489	86,422
VEREIT Inc.	4,446	32,589
VeriSign Inc.(b)	454	64,713
Verisk Analytics Inc.(b)	644	77,177
Verizon Communications Inc.	16,836	961,167
Vertex Pharmaceuticals Inc.(b)	1,027	174,035
VF Corp.	1,334	110,562
Viacom Inc., Class B, NVS	1,441	46,083
Visa Inc., Class A	7,268	1,001,894
Vistra Energy Corp.(b)	1,288	29,147

330

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
VMware Inc., Class A(b)	301	$42,558
Vornado Realty Trust	690	46,975
Voya Financial Inc.	690	30,194
Vulcan Materials Co.	552	55,829
WABCO Holdings Inc.(b)	230	24,714
Wabtec Corp.	327	26,821
Walmart Inc.	6,076	609,301
Walgreens Boots Alliance Inc.	3,417	272,574
Walt Disney Co. (The)	6,062	696,099
Waste Management Inc.	1,733	155,052
Waters Corp.(b)	322	61,080
WEC Energy Group Inc.	1,302	89,057
Wells Fargo & Co.	18,952	1,008,815
Welltower Inc.	1,518	100,294
Western Digital Corp.	1,198	51,598
Western Union Co. (The)	1,898	34,240
Westlake Chemical Corp.	138	9,839
WestRock Co.	1,041	44,732
Weyerhaeuser Co.	3,093	82,367
Whirlpool Corp.	278	30,513
Williams Companies Inc. (The)	4,902	119,266
Willis Towers Watson PLC.	552	79,024
Workday Inc., Class A(b)	608	80,876
Worldpay Inc., Class A(b)	1,196	109,841
WR Berkley Corp.	429	32,561
WW Grainger Inc.	184	52,250
Wynn Resorts Ltd.	414	41,648
Xcel Energy Inc.	2,116	103,705
Xerox Corp.	902	25,139
Xilinx Inc.	1,027	87,675
XPO Logistics Inc.(b)	506	45,226
Xylem Inc./NY	690	45,250
Yum! Brands Inc.	1,360	122,958
Zayo Group Holdings Inc.(b)	751	22,440
Zillow Group Inc., Class C, NVS(b)(c)	429	17,272
Zimmer Biomet Holdings Inc.	828	94,053
Zions Bancorp. N.A	782	36,793
Zoetis Inc.	1,965	177,145

		97,695,457

Total Common Stocks — 99.1% (Cost: $167,832,645)		143,914,160

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	245	18,516
Fuchs Petrolub SE, Preference Shares, NVS	260	12,061
Henkel AG & Co. KGaA, Preference Shares, NVS	680	74,412

Security	Shares	Value
Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	644	$41,067
Sartorius AG, Preference Shares, NVS	138	20,014
Schaeffler AG, Preference Shares, NVS	659	6,968
Volkswagen AG, Preference Shares, NVS	736	124,054

		297,092

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	23,674	11,985

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	299,690	383

Total Preferred Stocks — 0.2% (Cost: $429,412)		309,460

Rights

Spain — 0.0%
Banco Santander SA, NVS (Expires 11/01/18)(b)	67,252	2,613

Total Rights — 0.0% (Cost: $2,714)		2,613

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(e)(f)(g)	916,433	916,616
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(e)(f)	321,513	321,513

		1,238,129

Total Short-Term Investments — 0.9% (Cost: $1,237,974)		1,238,129

Total Investments in Securities — 100.2% (Cost: $169,502,745)		145,464,362
Other Assets, Less Liabilities — (0.2)%		(297,116)

Net Assets — 100.0%		$145,167,246

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

331

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® MSCI Kokusai ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,498,645	—	(582,212	)(a)	916,433	$916,616	$1,578	(b)	$162	$(281)
BlackRock Cash Funds: Treasury, SL Agency Shares	324,184	—	(2,671	)(a)	321,513	321,513	1,453		—	—
BlackRock Inc	469	20	—		489	201,184	1,468		—	(44,033)
PNC Financial Services Group Inc. (The)	1,804	82	—		1,886	242,332	1,792		—	(30,686)

						$1,681,645	$6,291		$162	$(75,000)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	2	12/21/18	$181	$(13,973)
S&P 500 E-Mini	5	12/21/18	678	(31,416)

				$(45,389)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$143,914,160	$—	$0	(a)	$143,914,160
Preferred Stocks	309,077	383	—		309,460
Rights	2,613	—	—		2,613
Money Market Funds	1,238,129	—	—		1,238,129

	$145,463,979	$383	$0	(a)	$145,464,362

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(45,389)	$—	$—		$(45,389)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

332

Schedule of Investments (unaudited) October 31, 2018	iShares® Robotics and Artificial Intelligence ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Canada — 1.3%
ATS Automation Tooling Systems Inc.(a)	7,298	$107,587

China — 9.5%
21Vianet Group Inc., ADR(a)	12,168	132,327
Alibaba Group Holding Ltd., ADR(a)	538	76,547
Baidu Inc., ADR(a)	422	80,205
Lenovo Group Ltd.	208,000	132,398
Meitu Inc.(a)(b)	107,000	55,824
Momo Inc., ADR(a)	2,140	71,840
SINA Corp./China(a)	1,186	75,086
Tian Ge Interactive Holdings Ltd.(b)	118,000	62,165
Weibo Corp., ADR(a)	1,050	61,961
YY Inc., ADR(a)	1,022	65,306

		813,659
Finland — 1.3%
Nokia OYJ	19,498	110,461

France — 4.2%
Atos SE	810	69,549
Dassault Systemes SE, NVS	800	100,479
STMicroelectronics NV	4,604	70,006
Talend SA, ADR(a)	1,972	122,165

		362,199
Germany — 2.7%
Duerr AG	2,138	76,356
Nemetschek SE	930	122,339
SLM Solutions Group AG(a)	2,078	36,023

		234,718
Israel — 2.5%
Mazor Robotics Ltd.(a)	3,750	109,008
Stratasys Ltd.(a)	5,682	108,299

		217,307
Japan — 10.6%
FANUC Corp.	600	104,922
Gree Inc.	19,200	80,471
Harmonic Drive Systems Inc.	2,600	79,137
Infomart Corp.	8,600	89,159
Kawasaki Heavy Industries Ltd.	3,800	90,206
LINE Corp.(a)	3,000	95,166
MINEBEA MITSUMI Inc.	6,000	91,817
Nidec Corp.	600	77,037
Sony Corp.	2,200	119,694
Yaskawa Electric Corp.	3,000	86,793

		914,402
Netherlands — 1.1%
Yandex NV, Class A(a)	3,240	97,621

South Korea — 2.2%
Hyundai Heavy Industries Holdings Co. Ltd.(a)	320	100,110
Samsung Electronics Co. Ltd.	2,394	89,075

		189,185
Taiwan — 5.5%
Elan Microelectronics Corp.	50,400	93,656
Global Unichip Corp.	10,000	67,867
Hiwin Technologies Corp.	8,514	55,030
HTC Corp.(a)	56,000	60,809
Parade Technologies Ltd.	6,000	79,501

Security	Shares	Value
Taiwan (continued)
Realtek Semiconductor Corp.	30,000	$120,221

		477,084
United Kingdom — 2.5%
AVEVA Group PLC	3,332	111,460
Mail.Ru Group Ltd., GDR(a)	4,020	107,093

		218,553
United States — 56.4%
3D Systems Corp.(a)	8,018	96,857
Adobe Inc.(a)	442	108,626
Advanced Micro Devices Inc.(a)	7,278	132,532
Alphabet Inc., Class A(a)	98	106,877
Alteryx Inc., Class A(a)	2,992	158,546
Amazon.com Inc.(a)	66	105,469
Ambarella Inc.(a)	2,620	91,124
AMETEK Inc.	1,474	98,876
ANSYS Inc.(a)	642	96,011
Apple Inc.	572	125,188
Autodesk Inc.(a)	822	106,243
Carbonite Inc.(a)	2,850	97,498
CEVA Inc.(a)	3,296	81,213
Cloudera Inc.(a)	6,892	94,834
Cognex Corp.	2,340	100,246
Cypress Semiconductor Corp.	6,674	86,362
Facebook Inc., Class A(a)	588	89,253
Hortonworks Inc.(a)	6,288	112,304
HubSpot Inc.(a)	876	118,829
Intel Corp.	2,020	94,698
International Business Machines Corp.	752	86,803
Intuitive Surgical Inc.(a)	228	118,829
iRobot Corp.(a)	1,596	140,719
j2 Global Inc.	1,286	93,672
Lattice Semiconductor Corp.(a)	18,390	110,524
MaxLinear Inc.(a)	5,690	110,443
Microchip Technology Inc.	1,100	72,358
Microsoft Corp.	1,076	114,928
MicroStrategy Inc., Class A(a)	852	107,326
Moog Inc., Class A	1,312	93,874
MTS Systems Corp.	2,062	97,636
Netflix Inc.(a)	310	93,552
NVIDIA Corp.	428	90,235
Pandora Media Inc.(a)	14,552	123,692
Parker-Hannifin Corp.	644	97,650
Pegasystems Inc.	1,780	95,266
Proto Labs Inc.(a)	882	105,355
QUALCOMM Inc.	1,850	116,346
salesforce.com Inc.(a)	838	115,007
Snap Inc., Class A, NVS(a)	6,622	43,771
Splunk Inc.(a)	956	95,447
Tableau Software Inc., Class A(a)	1,134	120,975
Teradata Corp.(a)	2,734	99,518
Texas Instruments Inc.	960	89,117
Twitter Inc.(a)	2,708	94,103
Varonis Systems Inc.(a)	1,432	87,452
Xilinx Inc.	1,598	136,421

		4,852,605

Total Common Stocks — 99.8% (Cost: $9,501,685)		8,595,381

333

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Robotics and Artificial Intelligence ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	22,202	$22,202

Total Short-Term Investments — 0.3% (Cost: $22,202)		22,202

Total Investments in Securities — 100.1% (Cost: $9,523,887)		8,617,583
Other Assets, Less Liabilities — (0.1)%		(4,797)

Net Assets — 100.0%		$8,612,786

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,895	12,307	22,202	$22,202	$74	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,595,381	$—	$—	$8,595,381
Money Market Funds	22,202	—	—	22,202

	$8,617,583	$—	$—	$8,617,583

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

334

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	December 28, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	December 28, 2018